UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2022

Item 1.

Reports to Stockholders

Fidelity® Series Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	13.5%
United Kingdom	9.0%
Canada	8.3%
Switzerland	6.5%
France	6.4%
Cayman Islands	5.2%
Australia	5.0%
Germany	4.9%
Taiwan	4.3%
Other*	36.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.9
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
11.1

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	21.3
Industrials	10.7
Information Technology	11.3
Consumer Discretionary	10.8
Health Care	10.0
Consumer Staples	8.3
Materials	8.9
Communication Services	6.1
Energy	5.7
Utilities	3.1
Real Estate	1.9

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
		Shares	Value
Australia - 5.0%
Ampol Ltd.		303,544	$7,136,692
APA Group unit		1,481,015	11,900,141
Aristocrat Leisure Ltd.		769,212	17,847,518
ASX Ltd.		245,643	14,851,496
Aurizon Holdings Ltd.		2,309,034	6,520,980
Australia & New Zealand Banking Group Ltd.		3,561,417	67,770,886
BHP Group Ltd.		6,397,971	213,790,964
BlueScope Steel Ltd.		626,850	8,911,046
Brambles Ltd.		1,825,908	13,483,087
Cochlear Ltd.		83,307	13,418,046
Coles Group Ltd.		1,697,272	22,316,854
Commonwealth Bank of Australia		2,156,265	156,724,919
Computershare Ltd.		686,040	12,094,936
Crown Ltd. (a)		474,505	4,296,242
CSL Ltd.		605,409	115,542,458
Dexus unit		1,363,802	10,662,986
Dominos Pizza Enterprises Ltd.		77,594	4,067,567
Endeavour Group Ltd.		1,716,856	9,398,174
Evolution Mining Ltd.		2,322,418	6,571,521
Fortescue Metals Group Ltd.		2,140,020	32,342,287
Goodman Group unit		2,125,869	35,382,741
IDP Education Ltd.		266,533	4,944,562
Insurance Australia Group Ltd.		3,117,031	9,953,587
Lendlease Group unit		858,224	7,351,858
Macquarie Group Ltd.		427,916	61,604,107
Medibank Private Ltd.		3,492,019	7,847,069
Mineral Resources Ltd.		215,398	8,752,317
Mirvac Group unit		5,053,390	8,540,692
National Australia Bank Ltd.		4,133,802	94,369,308
Newcrest Mining Ltd.		1,126,131	21,148,014
Northern Star Resources Ltd.		1,394,289	9,584,050
Orica Ltd.		520,594	5,982,055
Origin Energy Ltd.		2,225,570	10,645,236
Qantas Airways Ltd. (a)		1,207,244	4,677,860
QBE Insurance Group Ltd.		1,867,320	16,109,902
Ramsay Health Care Ltd.		225,174	12,778,007
REA Group Ltd.		68,924	6,174,761
Reece Ltd.		365,260	4,437,765
Rio Tinto Ltd.		468,525	37,062,153
Santos Ltd.		4,073,409	22,762,495
Scentre Group unit		6,556,464	13,660,478
SEEK Ltd.		425,182	8,331,607
Sonic Healthcare Ltd.		567,857	14,665,607
South32 Ltd.		5,899,713	19,648,035
Stockland Corp. Ltd. unit		3,065,847	8,873,880
Suncorp Group Ltd.		1,582,535	12,706,159
Tabcorp Holdings Ltd.		2,816,882	10,772,375
Telstra Corp. Ltd.		5,225,114	14,832,265
The GPT Group unit		2,443,853	8,687,619
Transurban Group unit		3,849,677	38,656,971
Treasury Wine Estates Ltd.		927,644	7,339,230
Vicinity Centres unit		4,914,673	6,412,736
Washington H. Soul Pattinson & Co. Ltd.		281,643	5,488,131
Wesfarmers Ltd.		1,434,435	49,635,884
Westpac Banking Corp.		4,635,924	77,605,330
WiseTech Global Ltd.		182,636	5,662,230
Woodside Petroleum Ltd.		1,226,158	26,676,408
Woolworths Group Ltd.		1,536,560	41,568,657

TOTAL AUSTRALIA			1,510,980,941

Austria - 0.1%
Erste Group Bank AG		434,954	13,542,628
OMV AG		186,771	9,547,292
Raiffeisen International Bank-Holding AG		179,990	2,048,882
Verbund AG		85,379	9,126,102
Voestalpine AG		143,374	3,731,004

TOTAL AUSTRIA			37,995,908

Bailiwick of Jersey - 0.6%
Experian PLC		1,168,378	40,349,179
Ferguson PLC		278,810	34,976,488
Glencore Xstrata PLC		12,530,271	77,207,354
WPP PLC		1,470,654	18,331,509

TOTAL BAILIWICK OF JERSEY			170,864,530

Belgium - 0.5%
Ageas		218,400	10,450,781
Anheuser-Busch InBev SA NV		1,101,520	63,380,925
Colruyt NV		72,809	2,673,607
ELIA GROUP SA/NV		39,384	6,269,081
Groupe Bruxelles Lambert SA		136,578	12,887,567
KBC Group NV		316,986	21,565,150
Proximus (b)		193,134	3,375,656
Sofina SA		19,535	5,986,638
Solvay SA Class A		96,305	9,056,255
UCB SA		160,088	18,197,632
Umicore SA		250,244	9,620,245

TOTAL BELGIUM			163,463,537

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		4,998,000	2,815,997
Alibaba Pictures Group Ltd. (a)		12,540,000	1,058,093
Beijing Enterprises Water Group Ltd.		5,452,000	1,763,654
China Gas Holdings Ltd.		3,992,000	4,866,119
China Resource Gas Group Ltd.		1,242,000	4,666,679
China Ruyi Holdings Ltd. (a)(b)		3,256,000	780,382
CK Infrastructure Holdings Ltd.		841,131	5,655,271
Cosco Shipping Ports Ltd.		2,234,345	1,593,171
Credicorp Ltd. (United States)		85,997	11,944,123
GOME Retail Holdings Ltd. (a)		15,200,418	736,303
Hongkong Land Holdings Ltd.		1,402,345	6,541,889
Hopson Development Holdings Ltd.		983,520	1,896,319
Huabao International Holdings Ltd. (b)		1,169,000	637,766
Jardine Matheson Holdings Ltd.		271,464	14,379,129
Kunlun Energy Co. Ltd.		4,932,000	4,093,002
Nine Dragons Paper (Holdings) Ltd.		1,880,000	1,660,294
Shenzhen International Holdings Ltd.		1,607,459	1,721,571

TOTAL BERMUDA			66,809,762

Brazil - 1.1%
Ambev SA		5,489,130	16,121,152
Americanas SA		803,695	3,901,472
Atacadao SA		653,600	2,719,395
B3 SA - Brasil Bolsa Balcao		7,712,375	20,747,497
Banco Bradesco SA		516,238	1,556,874
Banco BTG Pactual SA unit		1,484,600	6,933,609
Banco do Brasil SA		1,055,600	7,092,918
Banco Inter SA unit		450,069	1,380,990
Banco Santander SA (Brasil) unit		520,900	3,345,215
BB Seguridade Participacoes SA		901,200	4,635,467
BRF SA (a)		849,391	2,333,100
CCR SA		1,498,800	3,762,196
Centrais Eletricas Brasileiras SA (Electrobras)		470,430	3,851,780
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		414,300	3,731,587
Companhia Siderurgica Nacional SA (CSN)		874,300	3,726,069
Cosan SA		1,370,132	5,819,794
Energisa SA unit		245,400	2,364,679
ENGIE Brasil Energia SA		300,450	2,546,315
Equatorial Energia SA		1,273,700	6,605,582
Hapvida Participacoes e Investimentos SA (c)		5,371,044	9,527,616
Hypera SA		468,500	3,546,005
JBS SA		886,800	6,789,183
Klabin SA unit		892,300	3,743,222
Localiza Rent A Car SA		752,441	8,057,166
Lojas Renner SA		1,261,809	6,061,543
Magazine Luiza SA		3,841,832	3,792,138
Natura & Co. Holding SA (a)		1,130,019	4,249,042
Petro Rio SA (a)		896,600	4,842,124
Petroleo Brasileiro SA - Petrobras (ON)		3,718,811	25,153,377
Raia Drogasil SA		1,354,100	5,732,524
Rede D'Oregon Sao Luiz SA (c)		512,900	3,810,479
Rumo SA		1,661,600	5,501,753
Suzano Papel e Celulose SA		943,495	9,467,488
Telefonica Brasil SA		646,140	6,951,564
TIM SA		1,059,303	2,888,258
Totvs SA		679,300	4,392,686
Ultrapar Participacoes SA		925,100	2,445,627
Vale SA		4,431,147	74,650,883
Vale SA sponsored ADR		756,895	12,783,957
Vibra Energia SA		1,494,750	6,385,404
Weg SA		2,135,332	13,000,434

TOTAL BRAZIL			326,948,164

British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(d)		120,267	46,596
Canada - 8.1%
Agnico Eagle Mines Ltd. (Canada)		577,630	33,624,078
Air Canada (a)		214,814	3,762,359
Algonquin Power & Utilities Corp. (b)		840,541	12,169,900
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)		1,078,395	48,007,948
AltaGas Ltd. (b)		344,063	7,868,735
Ballard Power Systems, Inc. (a)		314,506	2,612,213
Bank of Montreal (b)		817,658	86,695,362
Bank of Nova Scotia		1,535,910	97,260,949
Barrick Gold Corp. (Canada)		2,250,580	50,191,972
Bausch Health Cos., Inc. (Canada) (a)		387,798	7,368,660
BCE, Inc.		93,245	4,957,485
BlackBerry Ltd. (a)		680,969	3,896,098
Brookfield Asset Management, Inc. (Canada) Class A		1,783,319	88,954,253
Brookfield Renewable Corp.		169,404	6,083,063
CAE, Inc. (a)		398,185	9,469,156
Cameco Corp.		501,173	12,940,418
Canadian Apartment Properties (REIT) unit (b)		116,516	4,563,955
Canadian Imperial Bank of Commerce		568,902	62,892,976
Canadian National Railway Co.		892,980	105,018,035
Canadian Natural Resources Ltd.		1,488,040	92,098,284
Canadian Pacific Railway Ltd.		1,173,805	85,861,874
Canadian Tire Ltd. Class A (non-vtg.) (b)		73,643	10,143,719
Canadian Utilities Ltd. Class A (non-vtg.)		155,520	4,675,345
CCL Industries, Inc. Class B		192,848	8,408,062
Cenovus Energy, Inc. (Canada)		1,661,003	30,707,836
CGI, Inc. Class A (sub. vtg.) (a)		275,334	21,955,564
Constellation Software, Inc.		25,333	39,870,807
Dollarama, Inc.		367,624	20,438,023
Emera, Inc. (b)		327,681	15,822,249
Empire Co. Ltd. Class A (non-vtg.)		222,889	7,361,678
Enbridge, Inc.		2,560,754	111,747,067
Fairfax Financial Holdings Ltd. (sub. vtg.)		31,587	17,355,946
First Quantum Minerals Ltd.		742,836	21,296,579
FirstService Corp.		50,712	6,323,161
Fortis, Inc. (b)		596,755	29,037,602
Franco-Nevada Corp.		242,100	36,613,232
George Weston Ltd.		95,836	11,922,710
GFL Environmental, Inc. (b)		205,464	6,189,590
Gildan Activewear, Inc.		243,391	8,247,235
Great-West Lifeco, Inc.		352,948	9,736,876
Hydro One Ltd. (c)		416,337	11,255,505
iA Financial Corp, Inc.		137,084	7,167,658
IGM Financial, Inc.		111,051	3,519,158
Imperial Oil Ltd.		307,327	15,473,405
Intact Financial Corp.		222,546	31,133,746
Ivanhoe Mines Ltd. (a)		769,669	6,171,012
Keyera Corp. (b)		292,103	7,246,583
Kinross Gold Corp.		1,594,374	8,054,713
Lightspeed Commerce, Inc. (Canada) (a)		141,325	3,158,402
Loblaw Companies Ltd.		213,552	19,534,111
Lundin Mining Corp.		840,409	7,673,684
Magna International, Inc. Class A (sub. vtg.)		361,217	21,768,902
Manulife Financial Corp.		2,453,724	47,980,031
Metro, Inc.		313,339	17,222,486
National Bank of Canada		428,891	29,953,762
Northland Power, Inc.		298,970	9,022,743
Nutrien Ltd.		721,550	70,905,283
Nuvei Corp. (a)(c)		84,900	4,747,765
Onex Corp. (sub. vtg.)		93,792	5,635,624
Open Text Corp.		338,083	13,540,163
Pan American Silver Corp.		272,406	6,747,497
Parkland Corp. (b)		199,256	5,659,792
Pembina Pipeline Corp. (b)		697,929	26,409,005
Power Corp. of Canada (sub. vtg.)		708,961	20,860,721
Quebecor, Inc. Class B (sub. vtg.)		209,778	4,936,433
Restaurant Brands International, Inc.		246,184	14,064,098
Restaurant Brands International, Inc.		113,857	6,500,096
RioCan (REIT) (b)		199,677	3,730,392
Ritchie Bros. Auctioneers, Inc.		139,032	7,658,043
Rogers Communications, Inc. Class B (non-vtg.)		448,153	24,412,678
Royal Bank of Canada (b)		1,800,540	181,855,031
Saputo, Inc.		313,582	6,702,963
Shaw Communications, Inc. Class B		563,242	16,774,716
Shopify, Inc. Class A (a)		143,679	61,461,037
Sun Life Financial, Inc.		739,888	36,808,658
Suncor Energy, Inc.		1,842,886	66,247,208
TC Energy Corp. (b)		1,241,265	65,655,203
Teck Resources Ltd. Class B (sub. vtg.)		598,443	23,608,836
TELUS Corp.		572,829	14,331,315
TFI International, Inc. (Canada)		105,718	8,504,183
The Toronto-Dominion Bank		2,303,419	166,375,471
Thomson Reuters Corp.		216,978	21,693,577
TMX Group Ltd.		70,753	7,203,351
Toromont Industries Ltd.		104,997	9,243,071
Tourmaline Oil Corp.		397,141	20,452,924
West Fraser Timber Co. Ltd.		118,674	10,430,453
Wheaton Precious Metals Corp.		571,128	25,598,840
WSP Global, Inc. (b)		147,679	17,222,798

TOTAL CANADA			2,466,464,180

Cayman Islands - 5.2%
3SBio, Inc. (c)		1,874,500	1,322,445
51job, Inc. sponsored ADR (a)(b)		39,339	2,393,778
AAC Technology Holdings, Inc. (b)		944,000	2,204,980
Agile Property Holdings Ltd.		1,474,000	705,883
Airtac International Group		178,456	4,845,683
Akeso, Inc. (a)(c)		321,000	598,849
Alibaba Group Holding Ltd. (a)		19,185,324	234,016,622
Anta Sports Products Ltd.		1,390,600	15,981,464
Autohome, Inc. ADR Class A		96,442	2,803,569
Baidu, Inc. sponsored ADR (a)		351,181	43,606,145
BeiGene Ltd. ADR (a)		59,544	9,527,040
Bilibili, Inc. ADR (a)(b)		208,940	5,085,600
Bosideng International Holdings Ltd.		4,008,000	1,999,074
Budweiser Brewing Co. APAC Ltd. (c)		2,217,758	5,518,220
Chailease Holding Co. Ltd.		1,630,708	12,966,184
China Conch Environment Protection Holdings Ltd. (a)		1,195,959	1,007,806
China Conch Venture Holdings Ltd.		2,070,500	5,376,618
China Education Group Holdings Ltd.		1,289,000	1,098,534
China Evergrande Group (d)		5,001,000	1,051,567
China Feihe Ltd. (c)		4,542,000	4,318,388
China Hongqiao Group Ltd.		2,913,000	3,624,441
China Huishan Dairy Holdings Co. Ltd. (a)(d)		958,000	1
China Liansu Group Holdings Ltd.		1,380,000	1,725,734
China Literature Ltd. (a)(c)		516,400	2,169,976
China Medical System Holdings Ltd.		1,697,000	2,429,674
China Meidong Auto Holding Ltd.		728,000	2,396,120
China Mengniu Dairy Co. Ltd.		4,008,000	21,631,264
China Overseas Property Holdings Ltd.		1,675,000	1,982,709
China Resources Cement Holdings Ltd.		3,354,000	2,782,938
China Resources Land Ltd.		4,042,465	18,054,513
China Resources Microelectronics Ltd. (A Shares)		85,320	620,423
China Resources Mixc Lifestyle Services Ltd. (c)		721,000	3,463,911
China State Construction International Holdings Ltd.		2,719,750	3,510,216
ChinaSoft International Ltd.		3,354,000	2,713,858
Chindata Group Holdings Ltd. ADR (a)		145,383	907,190
Chow Tai Fook Jewellery Group Ltd.		2,577,600	4,321,922
CIFI Ever Sunshine Services Group Ltd.		1,002,000	1,327,053
CIFI Holdings Group Co. Ltd.		4,481,115	2,155,496
CK Asset Holdings Ltd.		2,515,139	17,050,482
CK Hutchison Holdings Ltd.		3,367,223	23,630,925
Country Garden Holdings Co. Ltd.		10,104,866	6,989,303
Country Garden Services Holdings Co. Ltd.		2,559,000	10,785,622
Dali Foods Group Co. Ltd. (c)		2,063,000	1,049,868
Daqo New Energy Corp. ADR (a)		75,240	3,127,727
Dongyue Group Co. Ltd.		1,778,000	2,093,210
ENN Energy Holdings Ltd.		1,004,100	13,449,996
ESR Cayman Ltd. (a)(c)		2,493,791	7,570,173
Futu Holdings Ltd. ADR (a)(b)		62,844	2,010,380
GDS Holdings Ltd. ADR (a)(b)		113,059	3,552,314
Geely Automobile Holdings Ltd.		7,756,000	11,992,240
Genscript Biotech Corp. (a)		1,464,000	4,135,216
Grab Holdings Ltd. (a)(b)		1,371,440	4,045,748
Greentown China Holdings Ltd.		1,080,000	1,896,588
Greentown Service Group Co. Ltd.		1,786,000	1,778,015
Haidilao International Holding Ltd. (b)(c)		1,427,000	2,769,805
Haitian International Holdings Ltd.		830,000	2,042,986
Hansoh Pharmaceutical Group Co. Ltd. (c)		1,468,000	2,417,987
Hello Group, Inc. ADR		213,949	1,138,209
Hengan International Group Co. Ltd.		831,500	3,929,525
Huazhu Group Ltd. ADR		224,487	6,788,487
HUTCHMED China Ltd. sponsored ADR (a)		105,185	1,587,242
Hygeia Healthcare Holdings Co. (c)		422,200	2,040,225
I-Mab ADR (a)(b)		47,171	591,524
Innovent Biologics, Inc. (a)(c)		1,520,000	4,714,191
iQIYI, Inc. ADR (a)(b)		411,492	1,464,912
JD Health International, Inc. (a)(c)		418,700	2,610,201
JD.com, Inc. Class A		2,533,449	78,989,282
Jinxin Fertility Group Ltd. (c)		1,609,000	1,008,507
Jiumaojiu International Holdings Ltd. (c)		944,000	2,076,877
JOYY, Inc. ADR		69,553	2,752,212
Kanzhun Ltd. ADR		107,007	2,517,875
KE Holdings, Inc. ADR (a)		453,384	6,428,985
Kingboard Chemical Holdings Ltd.		838,000	3,772,775
Kingboard Laminates Holdings Ltd.		1,246,000	1,911,309
Kingdee International Software Group Co. Ltd. (a)		3,343,000	6,821,705
Kingsoft Cloud Holdings Ltd. ADR (a)(b)		150,463	544,676
Kingsoft Corp. Ltd.		1,211,600	3,636,024
Kuaishou Technology Class B (a)(c)		611,000	4,989,294
KWG Group Holdings Ltd.		1,687,000	603,634
Lee & Man Paper Manufacturing Ltd.		1,638,000	783,527
Legend Biotech Corp. ADR (a)		123	4,938
Li Ning Co. Ltd.		2,982,000	23,242,213
Logan Property Holdings Co. Ltd. (b)		1,778,000	553,179
Longfor Properties Co. Ltd. (c)		2,275,500	11,269,612
Lufax Holding Ltd. ADR		770,472	4,276,120
Meituan Class B (a)(c)		5,169,690	110,767,878
Melco Crown Entertainment Ltd. sponsored ADR (a)		275,108	1,573,618
Microport Scientific Corp.		793,700	1,560,066
Ming Yuan Cloud Group Holdings Ltd.		663,000	861,118
Minth Group Ltd.		974,000	2,294,946
NetEase, Inc.		2,620,235	50,191,336
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		185,073	2,322,666
NIO, Inc. sponsored ADR (a)(b)		1,662,168	27,758,206
Noah Holdings Ltd. sponsored ADR (a)		42,752	768,253
Parade Technologies Ltd.		96,000	4,567,992
Pinduoduo, Inc. ADR (a)		554,004	23,872,032
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		564,700	1,389,845
Powerlong Real Estate Holding Ltd.		1,821,000	617,499
RLX Technology, Inc. ADR (a)		719,754	1,461,101
Sands China Ltd. (a)		3,030,465	6,679,677
Sany Heavy Equipment International Holdings Co. Ltd.		1,388,000	1,307,606
Sea Ltd. ADR (a)		404,342	33,463,344
Seazen Group Ltd.		2,464,000	1,040,761
Shenzhou International Group Holdings Ltd.		1,057,000	14,342,399
Shimao Property Holdings Ltd. (b)(d)		1,345,000	757,602
Shimao Services Holdings Ltd. (c)		1,395,000	736,256
Silergy Corp.		102,000	9,086,398
Sino Biopharmaceutical Ltd.		13,970,000	7,327,709
SITC International Holdings Co. Ltd.		1,727,000	5,741,359
Smoore International Holdings Ltd. (b)(c)		2,335,000	4,883,230
Sunac China Holdings Ltd. (d)		3,885,000	1,927,400
Sunac Services Holdings Ltd. (c)		1,383,000	753,723
Sunny Optical Technology Group Co. Ltd.		909,500	13,254,950
TAL Education Group ADR (a)		534,909	1,813,342
Tencent Holdings Ltd.		7,286,500	343,375,476
Tencent Music Entertainment Group ADR (a)		862,541	3,665,799
Tingyi (Cayman Islands) Holding Corp.		2,514,000	4,588,457
Tongcheng Travel Holdings Ltd. (a)		1,272,800	2,244,419
Topsports International Holdings Ltd. (c)		1,924,000	1,471,573
Trip.com Group Ltd. ADR (a)		645,970	15,277,191
Uni-President China Holdings Ltd.		1,686,000	1,477,445
Vinda International Holdings Ltd. (b)		423,000	1,019,936
Vipshop Holdings Ltd. ADR (a)		564,257	4,322,209
Want Want China Holdings Ltd.		6,015,000	5,429,542
Weibo Corp. sponsored ADR (a)(b)		80,681	1,866,958
Weimob, Inc. (a)(c)		2,475,000	1,450,398
WH Group Ltd. (c)		10,794,743	7,454,846
Wharf Real Estate Investment Co. Ltd.		2,069,349	9,751,948
Wuxi Biologics (Cayman), Inc. (a)(c)		4,531,500	33,446,171
Xiaomi Corp. Class B (a)(c)		18,227,000	27,747,660
Xinyi Glass Holdings Ltd.		2,317,467	5,128,118
Xinyi Solar Holdings Ltd.		6,219,450	9,244,753
XPeng, Inc. ADR (a)		494,510	12,169,891
Yadea Group Holdings Ltd. (c)		1,580,000	2,381,527
Yihai International Holding Ltd.		579,000	1,629,930
Zai Lab Ltd. ADR (a)		99,461	3,974,462
Zhen Ding Technology Holding Ltd.		848,230	3,005,080
Zhongsheng Group Holdings Ltd. Class H		814,000	5,378,764
ZTO Express, Inc. sponsored ADR		551,711	15,177,570

TOTAL CAYMAN ISLANDS			1,591,484,168

Chile - 0.1%
Banco de Chile		58,544,299	5,845,780
Banco de Credito e Inversiones		62,995	1,949,479
Banco Santander Chile		86,929,701	4,182,567
Cencosud SA		1,823,210	2,918,385
Compania Cervecerias Unidas SA		148,443	992,220
Empresas CMPC SA		1,436,384	2,140,865
Empresas COPEC SA		482,901	3,550,576
Enel Americas SA		27,631,799	2,893,569
Enel Chile SA		31,768,169	837,828
Falabella SA		1,021,353	2,868,498

TOTAL CHILE			28,179,767

China - 3.3%
360 Security Technology, Inc. (A Shares) (a)		788,800	968,489
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		245,200	885,105
A-Living Smart City Services C (H Shares) (c)		721,750	1,141,499
Addsino Co. Ltd. (A Shares)		89,800	121,466
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)		42,874	672,903
AECC Aero-Engine Control Co. Ltd. (A Shares)		61,200	219,817
AECC Aviation Power Co. Ltd.		187,452	1,063,828
Agricultural Bank of China Ltd.:
(A Shares)		3,127,500	1,444,912
(H Shares)		36,382,000	13,645,503
Aier Eye Hospital Group Co. Ltd. (A Shares)		375,000	2,017,374
Air China Ltd.:
(A Shares) (a)		1,259,700	1,789,751
(H Shares) (a)		1,052,000	709,094
Aluminum Corp. of China Ltd.:
(A shares) (a)		950,100	672,238
(H Shares) (a)		5,108,000	2,342,425
Angel Yeast Co. Ltd. (A Shares)		41,700	241,200
Anhui Conch Cement Co. Ltd.:
(A Shares)		254,100	1,530,379
(H Shares)		1,644,000	8,933,554
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		15,800	464,059
(B Shares)		158,900	2,114,172
Anhui Honglu Steel Construction Group Co. Ltd.		37,000	201,651
Anhui Kouzi Distillery Co. Ltd. (A Shares)		31,400	241,871
Anhui Yingjia Distillery Co. Ltd. (A Shares)		55,900	482,469
Anjoy Foods Group Co. Ltd. (A Shares)		13,100	255,572
Apeloa Pharmaceutical Co. Ltd. A Shares		70,000	196,548
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		20,000	801,877
Autel Intelligent Technology Corp. Ltd. (A Shares)		47,839	202,696
Autobio Diagnostics Co. Ltd.		35,200	242,690
Avary Holding Shenzhen Co. Ltd. (A Shares)		123,800	546,657
AVIC Capital Co. Ltd. (A Shares)		584,900	338,506
AVIC Electromechanical Systems Co. Ltd. (A Shares)		200,500	298,212
AviChina Industry & Technology Co. Ltd. (H Shares)		3,499,000	1,898,422
Avicopter PLC (A Shares)		35,900	230,258
Bank of Beijing Co. Ltd. (A Shares)		1,592,200	1,097,112
Bank of Changsha Co. Ltd. (A Shares)		913,500	1,022,169
Bank of Chengdu Co. Ltd. (A Shares)		202,100	510,163
Bank of China Ltd.:
(A Shares)		4,596,600	2,241,457
(H Shares)		97,950,024	38,433,886
Bank of Communications Co. Ltd.:
(A Shares)		753,200	576,743
(H Shares)		13,851,200	9,638,898
Bank of Hangzhou Co. Ltd. (A Shares)		550,431	1,263,789
Bank of Jiangsu Co. Ltd. (A Shares)		1,141,660	1,257,150
Bank of Nanjing Co. Ltd. (A Shares)		590,500	1,030,418
Bank of Ningbo Co. Ltd. (A Shares)		408,210	2,222,681
Bank of Shanghai Co. Ltd. (A Shares)		1,062,500	1,039,788
Baoshan Iron & Steel Co. Ltd. (A Shares)		1,355,400	1,314,767
BBMG Corp. (A Shares)		647,300	273,158
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		37,900	157,554
Beijing Capital International Airport Co. Ltd. (H Shares) (a)		2,426,000	1,325,342
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		239,800	258,468
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		39,800	87,347
Beijing Easpring Material Technology Co. Ltd. (A Shares)		36,400	363,575
Beijing Enlight Media Co. Ltd. (A Shares)		153,700	167,901
Beijing Kingsoft Office Software, Inc. (A Shares)		29,182	826,499
Beijing New Building Materials PLC (A Shares)		87,000	379,440
Beijing Originwater Technology Co. Ltd. (A Shares)		167,400	117,864
Beijing Roborock Technology Co. Ltd. (A Shares)		5,042	435,607
Beijing Shiji Information Technology Co. Ltd. (A Shares)		64,680	174,786
Beijing Shunxin Agriculture Co. Ltd.		38,600	118,687
Beijing Sinnet Technology Co. Ltd. (A Shares)		72,700	105,345
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		67,080	198,651
Beijing United Information Technology Co. Ltd. (A Shares)		30,400	440,983
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)		45,385	1,103,947
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		18,400	324,863
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		2,539,500	1,755,866
Betta Pharmaceuticals Co. Ltd. (A Shares)		21,800	140,879
BGI Genomics Co. Ltd.		22,000	208,724
BOC International China Co. Ltd.		178,000	333,161
BOE Technology Group Co. Ltd. (A Shares)		3,560,100	2,033,180
By-Health Co. Ltd. (A Shares)		80,300	242,491
BYD Co. Ltd.:
(A Shares)		115,300	4,182,214
(H Shares)		1,067,500	31,066,092
C&S Paper Co. Ltd. (A Shares)		75,600	119,514
Caitong Securities Co. Ltd.		271,960	290,516
CanSino Biologics, Inc.:
(A Shares) (a)		20,069	460,337
(H Shares) (a)(c)		77,200	819,169
CECEP Solar Energy Co. Ltd. (A Shares)		288,800	289,705
CECEP Wind-Power Corp. (A Shares)		460,100	277,526
CGN Power Co. Ltd. (H Shares) (c)		14,610,000	4,105,463
Chacha Food Co. Ltd. (A Shares)		27,900	223,216
Changchun High & New Technology Industry Group, Inc. (A Shares)		24,900	587,285
Changjiang Securities Co. Ltd. (A Shares)		305,600	254,288
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		14,900	286,599
Chaozhou Three-Circle Group Co. (A Shares)		93,100	401,047
Chengtun Mining Group Co. Ltd. (A Shares)		267,800	279,243
Chengxin Lithium Group Co. Ltd. (A Shares) (a)		66,100	437,808
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		89,800	248,606
China Baoan Group Co. Ltd. (A Shares)		186,000	250,321
China Bohai Bank Co. Ltd. (H Shares) (c)		4,005,500	655,141
China Cinda Asset Management Co. Ltd. (H Shares)		12,363,000	2,084,710
China CITIC Bank Corp. Ltd.:
(A Shares)		308,300	233,720
(H Shares)		11,299,293	5,742,864
China Coal Energy Co. Ltd. (H Shares)		2,577,000	2,169,489
China Communications Services Corp. Ltd. (H Shares)		2,958,000	1,347,194
China Construction Bank Corp.:
(A Shares)		4,020,200	3,675,966
(H Shares)		117,587,649	83,769,351
China CSSC Holdings Ltd. (A Shares)		287,000	676,898
China Eastern Airlines Corp. Ltd. (A Shares) (a)		729,400	517,459
China Energy Engineering Corp. Ltd. (A Shares) (a)		2,557,000	928,294
China Everbright Bank Co. Ltd.:
(A Shares)		4,317,300	2,075,374
(H Shares)		2,628,000	952,040
China Galaxy Securities Co. Ltd. (H Shares)		5,419,000	2,947,519
China Great Wall Securities Co. Ltd. (A Shares)		112,800	139,298
China Greatwall Technology Group Co. Ltd. (A Shares)		152,400	206,276
China International Capital Corp. Ltd.		108,600	609,658
China International Capital Corp. Ltd. (H Shares) (c)		1,733,600	3,474,783
China International Travel Service Corp. Ltd. (A Shares)		133,000	3,607,906
China Jushi Co. Ltd. (A Shares)		211,340	498,569
China Life Insurance Co. Ltd.:
(A Shares)		318,500	1,217,423
(H Shares)		9,155,000	13,303,797
China Longyuan Power Grid Corp. Ltd. (H Shares)		4,284,000	8,263,034
China Merchants Bank Co. Ltd.:
(A Shares)		716,800	4,306,489
(H Shares)		5,690,691	34,299,219
China Merchants Securities Co. Ltd. (A Shares)		479,200	919,803
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		650,200	1,540,037
China Minmetals Rare Earth Co. Ltd. (A Shares)		78,500	272,618
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,905,200	1,064,021
(H Shares)		8,611,832	3,265,548
China Molybdenum Co. Ltd.:
(A Shares)		384,300	268,681
(H Shares)		5,793,000	2,880,851
China National Building Materials Co. Ltd. (H Shares)		5,492,000	7,308,824
China National Chemical Engineering Co. Ltd. (A Shares)		327,100	447,471
China National Medicines Corp. Ltd. (A Shares)		78,600	349,125
China National Nuclear Power Co. Ltd. (A Shares)		1,205,400	1,287,939
China Northern Rare Earth Group High-Tech Co. Ltd.		253,300	1,199,027
China Oilfield Services Ltd. (H Shares)		2,410,000	2,467,262
China Pacific Insurance (Group) Co. Ltd.		109,600	342,504
China Pacific Insurance (Group) Co. Ltd. (H Shares)		4,199,000	9,309,076
China Petroleum & Chemical Corp.:
(A Shares)		2,332,000	1,522,038
(H Shares)		31,237,800	15,290,033
China Railway Group Ltd.:
(A Shares)		2,481,900	2,652,178
(H Shares)		3,849,000	2,695,698
China Railway Signal & Communications Corp. (A Shares)		645,958	420,607
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		60,700	337,780
China Shenhua Energy Co. Ltd.:
(A Shares)		215,300	997,832
(H Shares)		4,664,500	14,902,409
China Southern Airlines Ltd.:
(A Shares) (a)		1,312,000	1,284,689
(H Shares) (a)		1,256,000	701,460
China State Construction Engineering Corp. Ltd. (A Shares)		2,840,440	2,688,147
China Suntien Green Energy Corp. Ltd. (H Shares)		2,312,000	1,305,171
China Three Gorges Renewables Group Co. Ltd. (A Shares)		2,089,600	1,826,900
China Tower Corp. Ltd. (H Shares) (c)		54,040,000	6,306,975
China TransInfo Technology Co. Ltd. (A Shares)		83,100	106,745
China United Network Communications Ltd. (A Shares)		4,044,400	2,147,296
China Vanke Co. Ltd.:
(A Shares)		588,900	1,724,475
(H Shares)		2,322,900	5,477,401
China Yangtze Power Co. Ltd. (A Shares)		1,760,400	6,031,434
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)		41,200	653,356
China Zheshang Bank Co. Ltd.		1,543,400	771,021
Chongqing Brewery Co. Ltd. (A Shares) (a)		41,600	783,174
Chongqing Changan Automobile Co. Ltd. (A Shares)		473,280	740,217
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		42,300	222,021
Chongqing Rural Commercial Bank Co. Ltd.:
(A Shares)		198,300	115,588
(H Shares)		1,395,000	541,676
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		109,900	1,564,079
CITIC Securities Co. Ltd.:
(A Shares)		410,405	1,209,711
(H Shares)		4,356,775	9,572,418
CNGR Advanced Material Co. Ltd.		32,400	407,104
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)		209,500	230,886
Contemporary Amperex Technology Co. Ltd.		166,100	10,121,331
COSCO Shipping Development Co. Ltd. (A Shares)		962,000	446,026
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		331,800	394,032
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		634,170	1,364,935
(H Shares)		4,692,100	7,299,794
CRRC Corp. Ltd. (A Shares)		5,539,300	4,213,719
CSC Financial Co. Ltd. (A Shares)		295,500	953,362
Daan Gene Co. Ltd.		79,840	216,856
Daqin Railway Co. Ltd. (A Shares)		1,014,000	1,019,251
DaShenLin Pharmaceutical Group Co. Ltd.		41,400	164,576
DHC Software Co. Ltd. (A Shares)		663,800	578,618
Do-Fluoride New Materials Co. Ltd. (A Shares)		70,000	329,866
Dong E-E-Jiao Co. Ltd. (A Shares)		53,400	243,446
Dongfang Electric Corp. Ltd. (A Shares)		139,524	263,001
Dongfeng Motor Group Co. Ltd. (H Shares)		3,668,000	2,675,790
Dongxing Securities Co. Ltd. (A Shares)		241,600	298,488
East Money Information Co. Ltd. (A Shares)		980,817	3,333,589
Ecovacs Robotics Co. Ltd. Class A		31,300	506,668
ENN Natural Gas Co. Ltd. (A Shares)		148,700	366,681
Eve Energy Co. Ltd. (A shares)		133,729	1,304,817
Everbright Securities Co. Ltd. (A Shares)		203,800	348,285
Fangda Carbon New Material Co. Ltd. (A Shares)		224,487	238,033
FAW Jiefang Group Co. Ltd. (A Shares)		156,700	191,283
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		89,200	180,131
First Capital Securities Co. Ltd. (A Shares)		221,400	184,099
Flat Glass Group Co. Ltd.		87,000	311,097
Flat Glass Group Co. Ltd. (A Shares)		347,700	2,107,583
Focus Media Information Technology Co. Ltd. (A Shares)		947,940	829,753
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		283,386	3,473,710
Founder Securities Co. Ltd. (A Shares)		428,400	393,646
Foxconn Industrial Internet Co. Ltd. (A Shares)		607,594	870,504
Fujian Sunner Development Co. Ltd. A Shares (a)		72,200	177,102
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		124,600	664,578
(H Shares) (c)		837,200	3,420,545
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		13,100	664,184
Ganfeng Lithium Co. Ltd. (A Shares)		188,400	3,114,384
GCL System Integration Technology Co. Ltd. (a)		270,800	111,789
GD Power Development Co. Ltd. (A Shares)		1,884,200	854,308
GEM Co. Ltd. (A Shares)		254,300	256,957
Gemdale Corp. (A Shares)		245,600	531,454
GF Securities Co. Ltd.:
(A Shares)		70,600	169,399
(H Shares)		2,165,000	2,705,936
Giant Network Group Co. Ltd. (A Shares)		426,800	529,200
Gigadevice Semiconductor Beijing, Inc. (A Shares)		47,384	879,004
Ginlong Technologies Co. Ltd. (A Shares)		18,300	528,410
GoerTek, Inc. (A Shares)		260,500	1,366,188
Gotion High-tech Co. Ltd. (A Shares) (a)		69,900	280,352
Great Wall Motor Co. Ltd.:
(A Shares)		160,400	595,194
(H Shares)		4,181,000	5,855,184
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		229,700	1,078,454
Greenland Holdings Corp. Ltd. (A Shares)		2,459,820	1,783,192
GRG Banking Equipment Co. Ltd. (A Shares)		127,700	163,775
Guangdong Haid Group Co. Ltd. (A Shares)		106,100	985,565
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		17,200	201,140
Guanghui Energy Co. Ltd. (A Shares) (a)		376,500	503,550
Guangzhou Automobile Group Co. Ltd.		12,200	22,275
Guangzhou Automobile Group Co. Ltd. (H Shares)		3,739,526	3,170,730
Guangzhou Baiyunshan Pharma Health (A Shares)		79,500	348,269
Guangzhou Haige Communications Group (A Shares)		113,500	154,836
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		24,900	305,257
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)		1,932,000	717,212
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		33,100	382,860
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		66,470	743,227
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		132,975	147,045
Guolian Securities Co. Ltd.		84,200	118,003
Guosen Securities Co. Ltd. (A Shares)		542,800	790,318
Guotai Junan Securities Co. Ltd. (A Shares)		649,900	1,422,909
Guoyuan Securities Co. Ltd. (A Shares)		276,900	250,821
Haier Smart Home Co. Ltd.		2,973,400	10,504,414
Haier Smart Home Co. Ltd. (A Shares)		369,300	1,432,157
Haitong Securities Co. Ltd.:
(A Shares)		65,000	88,277
(H Shares)		5,156,000	3,600,815
Hanergy Mobile Energy Holding (a)(d)		1,902,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		58,500	810,080
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		91,900	213,286
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		68,500	269,070
Hangzhou Robam Appliances Co. Ltd. (A Shares)		60,000	278,534
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		79,400	494,647
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		123,207	1,650,423
(H Shares) (c)		35,600	345,017
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		64,800	220,756
Heilongjiang Agriculture Co. Ltd. (A Shares)		97,800	207,449
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		197,900	886,338
Hengli Petrochemical Co. Ltd. (A Shares)		353,160	1,107,850
Hengtong Optic-electric Co. Ltd. (A Shares)		265,400	401,178
Hengyi Petrochemical Co. Ltd. (A Shares)		197,110	226,476
Hesteel Co. Ltd. (A Shares)		773,200	271,072
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		27,400	337,139
Hongfa Technology Co. Ltd. (A Shares)		39,800	289,409
Hoshine Silicon Industry Co. Ltd. (A Shares)		33,200	395,180
Huadian Power International Corp. Ltd. (A Shares)		448,900	252,294
Huadong Medicine Co. Ltd. (A Shares)		93,060	476,145
Huafon Chemical Co. Ltd. (A Shares)		302,200	353,169
Huagong Tech Co. Ltd. (A Shares)		79,200	199,795
Hualan Biological Engineer, Inc. (A Shares)		94,650	237,395
Huaneng Power International, Inc.:
(A Shares)		685,900	748,543
(H Shares)		4,236,000	2,127,931
Huatai Securities Co. Ltd.:
(A Shares)		246,600	492,961
(H Shares) (c)		2,469,400	3,394,022
HUAXI Securities Co. Ltd.		156,800	164,396
Huaxia Bank Co. Ltd. (A Shares)		1,922,564	1,579,673
Huaxin Cement Co. Ltd. (A Shares)		72,800	239,734
Huayu Automotive Systems Co. Ltd. (A Shares)		273,200	803,211
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)		90,900	435,651
Huizhou Desay SV Automotive Co. Ltd.		31,500	562,908
Humanwell Healthcare Group Co. Ltd. (A Shares)		76,900	181,020
Hunan Valin Steel Co. Ltd. (A Shares)		314,400	274,742
Hundsun Technologies, Inc. (A Shares)		146,053	836,943
iFlytek Co. Ltd. (A Shares)		199,200	1,102,454
IMEIK Technology Development Co. Ltd. (A Shares)		17,600	1,364,626
Industrial & Commercial Bank of China Ltd.:
(A Shares)		3,444,700	2,484,308
(H Shares)		72,857,008	43,918,693
Industrial Bank Co. Ltd. (A Shares)		1,482,400	4,557,019
Industrial Securities Co. Ltd. (A Shares)		594,900	580,480
Ingenic Semiconductor Co. Ltd. (A Shares)		32,500	360,604
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		388,200	2,248,983
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		3,410,100	961,151
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		454,000	298,300
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)		323,600	411,558
Inspur Electronic Information Industry Co. Ltd. (A Shares)		70,834	262,473
Intco Medical Technology Co. Ltd. (A Shares)		26,400	114,394
JA Solar Technology Co. Ltd. (A Shares)		112,600	1,369,923
Jafron Biomedical Co. Ltd. (A Shares)		41,600	258,871
Jason Furniture Hangzhou Co. Ltd. (A Shares)		33,100	289,333
JCET Group Co. Ltd. (A Shares)		123,800	399,684
Jiangsu Eastern Shenghong Co. Ltd.		200,200	367,888
Jiangsu Expressway Co. Ltd. (H Shares)		1,174,000	1,159,885
Jiangsu Hengli Hydraulic Co. Ltd.		102,432	706,759
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		477,366	2,119,764
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		106,200	715,373
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		115,200	2,748,734
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		17,600	347,490
Jiangsu Yoke Technology Co. Ltd. (A Shares)		36,600	246,435
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		56,900	204,525
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		167,400	408,837
Jiangxi Copper Co. Ltd. (H Shares)		1,719,000	2,688,902
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		130,400	114,260
Jinke Properties Group Co. Ltd. (A Shares)		268,300	181,556
JiuGui Liquor Co. Ltd. (A Shares)		17,400	391,598
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		132,100	221,572
Joinn Laboratories China Co. Ltd. (A Shares)		23,800	355,152
Jointown Pharmaceutical Group (A Shares)		111,500	215,639
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		41,000	154,137
Juewei Food Co. Ltd.		31,000	204,610
Kingfa Sci & Tech Co. Ltd. (A Shares)		145,100	180,624
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		110,100	219,322
Kunlun Tech Co. Ltd. (A Shares)		174,800	376,431
Kweichow Moutai Co. Ltd. (A Shares)		89,200	24,617,139
Lakala Payment Co. Ltd. (A Shares)		42,500	113,836
Laobaixing Pharmacy Chain JSC (A Shares)		21,800	105,671
Lb Group Co. Ltd. (A Shares)		141,300	387,265
Lens Technology Co. Ltd. (A Shares)		293,800	446,928
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		85,600	219,489
Leyard Optoelectronic Co. Ltd. (A Shares)		166,100	149,075
Lingyi iTech Guangdong Co. (A Shares) (a)		498,800	319,655
Livzon Pharmaceutical Group, Inc. (A Shares)		44,700	224,210
LONGi Green Energy Technology Co. Ltd.		394,262	3,985,981
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)		14,100	255,923
Luxi Chemical Group Co. Ltd. (d)		137,600	378,954
Luxshare Precision Industry Co. Ltd. (A Shares)		513,882	2,375,375
Luzhou Laojiao Co. Ltd. (A Shares)		105,800	3,346,659
Mango Excellent Media Co. Ltd. (A Shares)		108,994	583,574
Maxscend Microelectronics Co. Ltd. (A Shares)		20,260	561,274
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		207,764	156,042
Metallurgical Corp. China Ltd. (A Shares)		1,480,200	779,018
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)		64,800	193,032
Ming Yang Smart Energy Group Ltd. (A Shares)		151,200	499,898
Montage Technology Co. Ltd. (A Shares)		52,006	453,171
Muyuan Foodstuff Co. Ltd. (A Shares)		379,970	2,972,008
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		124,199	482,552
Nanjing Securities Co. Ltd. (A Shares)		200,400	224,191
NARI Technology Co. Ltd. (A Shares)		416,320	1,995,101
National Silicon Industry Group Co. Ltd. (A Shares) (a)		164,661	512,752
NAURA Technology Group Co. Ltd.		33,700	1,197,889
NavInfo Co. Ltd. (A Shares) (a)		97,500	181,839
New China Life Insurance Co. Ltd.		69,700	312,524
New China Life Insurance Co. Ltd. (H Shares)		1,292,500	3,274,806
New Hope Liuhe Co. Ltd. (A Shares) (a)		431,900	911,110
Ninestar Corp. (A Shares)		53,500	328,396
Ningbo Joyson Electronic Corp. (A shares)		75,500	123,418
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)		36,112	497,155
Ningbo Shanshan Co. Ltd. (A Shares)		172,800	571,542
Ningbo Tuopu Group Co. Ltd. (A Shares)		56,700	441,750
Ningxia Baofeng Energy Group Co. Ltd.		385,100	815,115
Nongfu Spring Co. Ltd. (H Shares) (b)(c)		2,247,600	11,894,134
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)		113,800	357,268
Northeast Securities Co. Ltd. (A Shares)		138,100	135,745
Offshore Oil Enginering Co. Ltd. (A Shares)		155,000	95,503
OFILM Group Co. Ltd. (A Shares) (a)		140,800	117,030
Oppein Home Group, Inc. (A Shares)		35,100	616,365
Orient Securities Co. Ltd. (A Shares)		447,872	612,861
Ovctek China, Inc. (A Shares)		44,729	248,813
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		432,800	201,458
People's Insurance Co. of China Group Ltd.:
(A Shares)		3,070,700	2,022,265
(H Shares)		5,931,000	1,889,342
Perfect World Co. Ltd. (A Shares)		260,250	577,455
PetroChina Co. Ltd.:
(A Shares)		934,500	754,949
(H Shares)		27,754,000	13,174,658
PharmaBlock Sciences (Nanjing), Inc. (A Shares)		20,500	235,622
Pharmaron Beijing Co. Ltd.:
(A Shares)		40,100	756,232
(H Shares) (c)		194,800	2,447,166
PICC Property & Casualty Co. Ltd. (H Shares)		8,852,001	9,053,999
Ping An Bank Co. Ltd. (A Shares)		1,374,900	3,167,992
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		1,336,377	8,948,846
(H Shares)		7,493,000	47,361,147
Poly Developments & Holdings (A Shares)		834,100	2,289,322
Postal Savings Bank of China Co. Ltd.		2,355,900	1,914,480
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		10,022,000	7,598,479
Power Construction Corp. of China Ltd. (A Shares)		1,148,139	1,334,477
Proya Cosmetics Co. Ltd. (A Shares)		11,700	355,956
Qingdao Rural Commercial Bank Corp. (A Shares)		280,900	143,567
Raytron Technology Co. Ltd. (A Shares)		29,574	159,417
Risesun Real Estate Development Co. Ltd. (A Shares)		1,532,200	867,426
Riyue Heavy Industry Co. Ltd. (A Shares)		72,200	176,406
Rongsheng Petrochemical Co. Ltd. (A Shares)		789,950	1,623,266
SAIC Motor Corp. Ltd. (A Shares)		503,600	1,205,984
Sailun Group Co. Ltd. A Shares		217,800	315,241
Sangfor Technologies, Inc.		26,600	355,959
Sany Heavy Industry Co. Ltd. (A Shares)		675,600	1,675,589
Satellite Chemical Co. Ltd. (A Shares)		119,140	646,214
SDIC Capital Co. Ltd.		628,824	606,033
SDIC Power Holdings Co. Ltd. (A Shares)		386,200	563,511
Sealand Securities Co. Ltd. (A Shares)		393,590	198,850
Seazen Holdings Co. Ltd. (A Shares)		154,900	647,691
SF Holding Co. Ltd. (A Shares)		328,400	2,531,761
SG Micro Corp. (A Shares)		18,650	779,253
Shaanxi Coal Industry Co. Ltd. (A Shares)		620,000	1,609,724
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		100,770	275,924
Shandong Gold Mining Co. Ltd.:
(A Shares)		568,823	1,652,038
(H Shares) (c)		403,500	745,295
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		114,400	518,110
Shandong Linglong Tyre Co. Ltd. (A Shares)		67,900	181,273
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		751,200	365,069
Shandong Sun Paper Industry JSC Ltd. (A Shares)		141,300	261,752
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		3,211,200	3,421,047
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		40,460	189,236
Shanghai Baosight Software Co. Ltd.		783,710	2,875,547
Shanghai Baosight Software Co. Ltd. (A Shares)		59,540	425,213
Shanghai Construction Group Co. Ltd. (A Shares)		1,042,233	508,374
Shanghai Electric Group Co. Ltd. (A Shares)		779,100	450,069
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		58,600	377,730
(H Shares)		811,500	3,471,712
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)		8,201	304,288
Shanghai International Airport Co. Ltd. (A Shares) (a)		53,472	396,806
Shanghai International Port Group Co. Ltd. (A Shares)		568,400	507,279
Shanghai Jahwa United Co. Ltd. (A Shares)		38,300	179,639
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		69,900	564,180
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)		71,649	1,027,848
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		163,460	314,304
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,397,643	1,277,698
Shanghai M&G Stationery, Inc. (A Shares)		49,400	356,684
Shanghai Medicilon, Inc. (A Shares)		5,063	291,733
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		800,800	2,122,518
(H Shares)		141,600	228,963
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,871,500	2,267,095
Shanghai Putailai New Energy Technology Co. Ltd.		51,940	918,543
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		658,400	536,002
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		160,700	217,779
Shanghai Zhangjiang High Ltd. (A Shares)		131,100	229,131
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		187,000	435,010
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		224,900	351,116
Shanxi Securities Co. Ltd. (A Shares)		332,800	250,489
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		381,000	339,784
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		81,560	3,347,598
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		306,280	639,836
Shenghe Resources Holding Co. Ltd. (A Shares)		116,700	274,718
Shengyi Technology Co. Ltd.		181,700	455,336
Shennan Circuits Co. Ltd. (A Shares)		24,640	351,967
Shenwan Hongyuan Group Co. Ltd. (A Shares)		1,996,815	1,226,925
Shenzhen Capchem Technology Co. Ltd. (A Shares)		22,900	228,701
Shenzhen Energy Group Co. Ltd. (A Shares)		359,498	315,087
Shenzhen Goodix Technology Co. Ltd. (A Shares)		21,500	181,982
Shenzhen Inovance Technology Co. Ltd. (A Shares)		204,300	1,764,913
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		147,600	216,220
Shenzhen Kangtai Biological Products Co. Ltd.		40,800	397,678
Shenzhen Kedali Industry Co. Ltd.		18,900	344,652
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		82,600	3,892,787
Shenzhen MTC Co. Ltd. (A Shares) (a)		244,600	118,340
Shenzhen New Industries Biomedical Engineering Co. Ltd.		75,100	454,577
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		466,400	424,686
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		66,500	229,877
Shenzhen SC New Energy Technology Corp. (A Shares)		17,000	151,188
Shenzhen Senior Technology Material Co. Ltd. (A Shares)		99,940	316,106
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		78,600	295,638
Shenzhen Sunway Communication Co. Ltd. (A Shares)		51,700	113,490
Shenzhen Transsion Holdings Co. Ltd. (A Shares)		52,337	664,601
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		102,060	378,397
Sichuan Chuantou Energy Co. Ltd. (A Shares)		288,100	478,857
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)		784,000	372,060
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		89,500	228,996
Sichuan New Energy Power Co. Ltd. (A Shares) (a)		100,600	250,743
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		350,400	550,843
Sichuan Swellfun Co. Ltd. (A Shares)		25,200	267,049
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)		100,400	397,673
Sinolink Securities Co. Ltd. (A Shares)		268,300	332,032
Sinoma Science & Technology Co. Ltd. (A Shares)		94,800	287,899
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		366,600	171,293
Sinopharm Group Co. Ltd. (H Shares)		1,856,000	4,270,990
Sinotrans Ltd.		436,105	246,738
Siyuan Electric Co. Ltd. (A Shares)		73,300	330,747
SKSHU Paint Co. Ltd. (A Shares)		19,880	221,981
Songcheng Performance Development Co. Ltd. (A Shares)		144,152	270,937
Soochow Securities Co. Ltd. (A Shares)		378,625	385,569
Southwest Securities Co. Ltd. (A Shares)		497,500	278,535
StarPower Semiconductor Ltd. (A Shares)		11,900	610,706
Sungrow Power Supply Co. Ltd. (A Shares)		102,300	964,556
Suning.com Co. Ltd. (A Shares) (a)		466,600	227,183
Sunwoda Electronic Co. Ltd. (A Shares)		144,700	477,084
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		89,400	225,785
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		10,880	545,840
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)		43,300	395,351
TBEA Co. Ltd. (A Shares)		214,500	621,128
TCL Technology Group Corp. (A Shares)		1,091,300	683,744
Thunder Software Technology Co. Ltd. (A Shares)		42,600	595,659
Tianfeng Securities Co. Ltd. (A Shares)		368,800	166,384
Tianjin 712 Communication & Broadcasting Co. Ltd.		42,400	175,926
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		217,300	1,266,775
Tianma Microelectronics Co. Ltd. (A Shares)		100,300	137,842
Tianshan Aluminum Group Co. Ltd.		459,000	471,296
Tianshui Huatian Technology Co. Ltd. (A Shares)		150,400	192,485
Tibet Summit Industrial Co. Ltd. (A Shares) (a)		74,100	215,758
Titan Wind Energy Suzhou Co. Ltd. (A Shares)		159,500	239,139
Toly Bread Co. Ltd.		52,724	108,623
TongFu Microelectronics Co. Ltd. (A Shares)		79,700	157,728
Tongkun Group Co. Ltd. (A Shares)		104,500	238,465
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		891,600	464,514
Tongwei Co. Ltd. (A Shares)		330,100	2,027,509
Topchoice Medical Corp. (a)		16,900	325,656
Topsec Technologies Group, Inc.		61,400	85,055
Transfar Zhilian Co. Ltd.		267,738	253,718
TravelSky Technology Ltd. (H Shares)		1,217,000	1,837,884
Trina Solar Co. Ltd. (A Shares)		128,768	973,481
Tsingtao Brewery Co. Ltd.:
(A Shares)		52,600	681,430
(H Shares)		718,000	5,813,045
Unigroup Guoxin Microelectronics Co. Ltd.		43,900	1,208,967
Unisplendour Corp. Ltd. (A Shares)		142,680	364,733
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		76,000	137,913
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)		297,500	546,152
Walvax Biotechnology Co. Ltd. (A Shares)		110,900	887,952
Wanhua Chemical Group Co. Ltd. (A Shares)		227,400	2,659,728
Weichai Power Co. Ltd.:
(A Shares)		218,900	366,565
(H Shares)		2,882,800	4,027,003
Weihai Guangwei Composites Co. Ltd. (A Shares)		28,500	213,550
Wens Foodstuffs Group Co. Ltd. (A Shares)		503,220	1,416,166
Western Securities Co. Ltd. (A Shares)		245,300	229,599
Western Superconducting Technologies Co. Ltd. (A Shares)		41,028	502,874
Westone Information Industry, Inc. (A Shares)		66,200	314,876
Will Semiconductor Ltd.		64,900	1,458,779
Wingtech Technology Co. Ltd. (A Shares)		93,600	918,032
Winning Health Technology Group Co. Ltd. (A Shares)		117,490	140,202
Wuchan Zhongda Group Co. Ltd.		299,300	222,373
Wuhan Guide Infrared Co. Ltd. (A Shares)		118,552	274,318
Wuhu Token Science Co. Ltd. (A Shares)		130,800	119,749
Wuliangye Yibin Co. Ltd. (A Shares)		278,600	6,786,550
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		95,040	185,067
WuXi AppTec Co. Ltd.		151,696	2,350,407
WuXi AppTec Co. Ltd. (H Shares) (c)		495,074	6,733,896
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		72,480	477,256
Wuxi Shangji Automation Co. Ltd. (A Shares)		17,800	325,455
XCMG Construction Machinery Co. Ltd. (A Shares)		500,000	373,199
Xiamen C&D, Inc. (A Shares)		136,200	296,669
Xiamen Faratronic Co. Ltd. (A Shares)		17,900	392,486
Xiamen Intretech, Inc.		40,630	125,453
Xiamen Tungsten Co. Ltd. (A Shares)		77,800	183,720
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		98,100	165,556
(H Shares)		1,370,964	1,948,614
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		243,400	270,503
Yankuang Energy Group Co. Ltd.:
(A Shares)		52,600	274,874
(H Shares)		2,130,000	6,009,090
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		54,240	156,425
Yantai Jereh Oilfield Services (A Shares)		42,300	196,912
Yealink Network Technology Corp. Ltd.		64,550	754,831
Yifeng Pharmacy Chain Co. Ltd.		36,400	201,581
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)		133,500	964,146
Yintai Gold Co. Ltd. (A Shares)		118,580	166,656
Yonghui Superstores Co. Ltd. (A Shares)		430,500	287,060
YongXing Special Materials Technology Co. Ltd. (A Shares)		30,900	477,629
Yonyou Network Technology Co. Ltd. (A Shares)		326,920	937,024
Youngor Group Co. Ltd. (A Shares)		1,415,177	1,456,386
Youngy Co. Ltd. (A Shares) (a)		21,800	339,355
YTO Express Group Co. Ltd. (A Shares)		310,700	838,237
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		73,700	180,479
Yunda Holding Co. Ltd. (A Shares)		252,250	583,322
Yunnan Aluminium Co. Ltd. (A Shares) (a)		205,500	320,300
Yunnan Baiyao Group Co. Ltd. (A Shares)		79,800	916,545
Yunnan Energy New Material Co. Ltd.		59,700	1,812,397
Yunnan Tin Co. Ltd. (A Shares) (a)		157,100	421,759
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		45,000	2,066,922
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		927,500	663,611
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		608,400	466,474
Zhejiang Chint Electric Co. Ltd. (A Shares)		168,000	820,142
Zhejiang Dahua Technology Co. Ltd. (A Shares)		166,000	415,717
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		25,440	142,188
Zhejiang Expressway Co. Ltd. (H Shares)		1,794,000	1,478,982
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)		486,000	327,187
Zhejiang HangKe Technology, Inc. Co. (A Shares)		27,520	180,159
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		81,180	185,615
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		91,000	1,120,271
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		67,100	506,195
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		63,700	450,319
Zhejiang Juhua Co. Ltd. (A Shares)		160,500	273,386
Zhejiang Longsheng Group Co. Ltd. (A Shares)		234,500	355,818
Zhejiang NHU Co. Ltd. (A Shares)		147,840	596,042
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		298,980	750,031
Zhejiang Semir Garment Co. Ltd. (A Shares)		115,500	113,212
Zhejiang Supor Cookware Co. Ltd.		24,800	205,660
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)		160,400	591,866
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		88,500	252,942
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		34,200	211,090
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)		64,200	241,338
Zheshang Securities Co. Ltd.		187,400	258,551
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		621,800	2,137,960
Zhongji Innolight Co. Ltd. (A Shares)		36,700	169,148
Zhongtai Securities Co. Ltd. (A Shares)		523,200	568,146
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		749,800	2,947,669
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)		37,800	287,792
Zhuzhou Kibing Group Co. Ltd. (A Shares)		183,000	303,791
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)		301,000	320,840
Zijin Mining Group Co. Ltd.:
(A Shares)		568,800	940,942
(H Shares)		8,301,000	12,087,160
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		1,019,000	887,846
(H Shares)		958,600	560,499
ZTE Corp.:
(A Shares)		45,300	163,964
(H Shares)		1,510,136	3,170,693

TOTAL CHINA			1,009,036,867

Colombia - 0.0%
Bancolombia SA		276,393	2,710,858
Ecopetrol SA		6,564,565	5,317,331
Grupo de Inversiones Suramerica SA		139,771	1,416,073
Interconexion Electrica SA ESP		498,840	2,742,486

TOTAL COLOMBIA			12,186,748

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)		62,559	170,922
TCS Group Holding PLC unit (d)		142,667	236,916

TOTAL CYPRUS			407,838

Czech Republic - 0.1%
CEZ A/S		208,137	8,931,253
Komercni Banka A/S		101,209	3,358,065
MONETA Money Bank A/S (c)		467,815	1,754,734

TOTAL CZECH REPUBLIC			14,044,052

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A		4,192	11,866,046
Series B		7,115	20,592,426
Ambu A/S Series B (b)		212,515	2,797,220
Carlsberg A/S Series B		126,883	16,118,358
Chr. Hansen Holding A/S		132,169	10,297,251
Coloplast A/S Series B		149,433	20,132,910
Danske Bank A/S		860,281	13,195,717
Demant A/S (a)		133,581	5,870,021
DSV A/S		256,872	42,114,612
Genmab A/S (a)		83,057	29,206,300
GN Store Nord A/S		155,436	5,833,442
Novo Nordisk A/S Series B		2,126,651	242,919,452
Novozymes A/S Series B		257,016	17,916,471
ORSTED A/S (c)		238,684	26,405,730
Pandora A/S		125,389	11,009,965
Rockwool International A/S Series B		10,134	2,834,280
Tryg A/S		444,470	10,568,220
Vestas Wind Systems A/S (b)		1,277,082	32,566,877

TOTAL DENMARK			522,245,298

Egypt - 0.0%
Commercial International Bank SAE		2,219,948	5,378,782
Commercial International Bank SAE sponsored GDR		104,565	235,060
Eastern Co. SAE		971,292	565,755
Fawry for Banking & Payment Technology Services SAE (a)		487,873	121,902
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)		457,210	94,953

TOTAL EGYPT			6,396,452

Finland - 0.8%
Elisa Corp. (A Shares)		185,907	10,898,128
Fortum Corp.		565,276	9,398,199
Kesko Oyj		359,087	9,040,541
Kone OYJ (B Shares)		432,113	20,774,996
Neste OYJ		536,617	23,025,602
Nokia Corp.		6,854,920	34,754,925
Nordea Bank ABP		4,052,099	40,399,770
Orion Oyj (B Shares) (b)		136,425	5,350,932
Sampo Oyj (A Shares)		636,867	30,924,646
Stora Enso Oyj (R Shares)		739,447	14,551,947
UPM-Kymmene Corp.		676,672	23,407,632
Wartsila Corp.		606,977	4,873,930

TOTAL FINLAND			227,401,248

France - 6.4%
Accor SA (a)		217,008	7,129,500
Aeroports de Paris SA (a)		36,846	5,211,864
Air Liquide SA		556,286	96,242,142
Alstom SA		400,959	8,813,240
Amundi SA (c)		73,932	4,445,532
Arkema SA		78,311	8,923,096
AXA SA (b)		2,454,522	64,934,472
bioMerieux SA		52,646	5,011,998
BNP Paribas SA		1,420,752	73,667,965
Bollore SA		1,085,062	5,063,362
Bouygues SA (b)		282,616	9,717,258
Bureau Veritas SA		373,238	10,721,899
Capgemini SA		202,186	41,160,834
Carrefour SA		788,757	16,727,614
CNP Assurances (b)		215,022	4,725,003
Compagnie de St. Gobain		637,745	37,204,892
Compagnie Generale des Etablissements Michelin SCA Series B		214,204	26,531,307
Covivio		65,641	4,674,792
Credit Agricole SA		1,555,881	16,800,510
Danone SA (b)		823,636	49,806,287
Dassault Aviation SA		31,796	5,335,531
Dassault Systemes SA		835,928	36,968,381
Edenred SA		315,631	15,851,670
EDF SA (b)		766,698	6,970,087
EDF SA (a)		23,260	211,171
Eiffage SA		102,770	10,148,407
Engie SA (b)		2,296,203	27,096,294
EssilorLuxottica SA		362,873	61,778,336
Eurazeo SA		50,531	3,882,757
Faurecia SA		156,634	3,404,906
Gecina SA		57,123	6,434,802
Getlink SE		545,521	9,982,549
Hermes International SCA		39,999	49,321,063
Ipsen SA		47,570	4,931,286
Kering SA		94,678	50,375,548
Klepierre SA		257,304	6,158,739
L'Oreal SA		294,132	107,008,153
L'Oreal SA (a)		23,733	8,634,302
La Francaise des Jeux SAEM (c)		121,212	4,526,173
Legrand SA		341,455	30,257,755
LVMH Moet Hennessy Louis Vuitton SE		350,583	226,874,641
Orange SA		2,516,266	29,957,138
Orpea		62,423	2,232,391
Pernod Ricard SA		265,724	54,841,242
Publicis Groupe SA		288,502	17,320,711
Remy Cointreau SA		29,203	5,789,020
Renault SA (a)		245,699	6,003,315
Safran SA		432,611	46,461,750
Sanofi SA (b)		1,436,347	151,814,600
Sartorius Stedim Biotech		34,801	11,387,895
Schneider Electric SA		684,560	98,213,198
SEB SA		34,072	4,091,613
Societe Generale Series A		1,023,539	24,599,784
Sodexo SA (a)		8,142	613,893
Sodexo SA		102,411	7,703,925
Teleperformance		74,395	26,701,186
Thales SA		135,190	17,307,696
TotalEnergies SE		3,170,092	155,660,946
Ubisoft Entertainment SA (a)		115,058	5,202,108
Valeo SA		293,026	5,327,542
Veolia Environnement SA		820,649	23,943,722
VINCI SA (b)		678,163	65,804,771
Vivendi SA (b)		958,702	11,011,248
Wendel SA		33,877	3,375,307
Worldline SA (a)(c)		301,282	11,853,698

TOTAL FRANCE			1,960,884,817

Germany - 4.6%
adidas AG		241,130	48,626,084
Allianz SE		516,674	116,579,284
BASF AG		1,161,817	61,184,729
Bayer AG		1,242,256	81,828,701
Bayerische Motoren Werke AG (BMW)		394,747	32,237,325
Bechtle AG		104,951	4,849,755
Beiersdorf AG		130,457	13,103,165
Brenntag SE		195,442	15,080,980
Carl Zeiss Meditec AG		51,496	6,468,135
Commerzbank AG (a)		1,269,645	8,288,655
Continental AG		140,307	9,616,796
Covestro AG (c)		246,465	10,611,686
Daimler Truck Holding AG (a)		516,624	13,894,462
Delivery Hero AG (a)(c)		204,379	7,184,529
Deutsche Bank AG		2,614,889	26,147,147
Deutsche Borse AG		240,797	41,921,448
Deutsche Lufthansa AG (a)(b)		751,084	5,587,745
Deutsche Post AG		1,258,868	53,781,975
Deutsche Telekom AG		4,101,793	75,559,784
E.ON AG		2,824,190	29,391,234
Evonik Industries AG		270,700	7,080,535
Fresenius Medical Care AG & Co. KGaA		202,568	12,597,069
Fresenius Medical Care AG & Co. KGaA sponsored ADR (b)		112,708	3,486,058
Fresenius SE & Co. KGaA		527,474	18,645,123
GEA Group AG		194,411	7,567,732
Hannover Reuck SE		76,532	11,895,417
HeidelbergCement AG		196,843	11,339,617
HelloFresh AG (a)		210,329	8,866,256
Henkel AG & Co. KGaA		116,004	7,361,747
Infineon Technologies AG		1,662,408	47,184,493
KION Group AG		91,389	5,083,600
Knorr-Bremse AG		92,693	6,610,366
Lanxess AG		105,205	4,066,811
LEG Immobilien AG		90,923	9,322,384
Mercedes-Benz Group AG (Germany)		1,081,418	75,484,282
Merck KGaA		163,275	30,291,986
MTU Aero Engines AG		68,393	13,792,521
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		177,431	42,253,541
Nemetschek Se		72,644	5,764,619
Puma AG		135,452	9,966,372
Rational AG		6,525	3,980,542
RWE AG		810,977	33,671,269
SAP SE		1,318,282	133,602,615
Scout24 AG (c)		107,857	6,821,776
Siemens AG		967,224	118,925,022
Siemens Energy AG		510,263	9,828,824
Siemens Healthineers AG (c)		358,304	19,158,496
Symrise AG		168,320	20,029,123
Telefonica Deutschland Holding AG		1,396,858	4,201,092
Uniper SE		117,682	3,024,974
United Internet AG		132,533	4,263,701
Volkswagen AG		41,199	8,934,481
Vonovia SE		929,511	37,032,641
Zalando SE (a)(c)		278,293	10,949,788

TOTAL GERMANY			1,415,028,492

Greece - 0.1%
Alpha Bank SA (a)		2,646,225	2,978,704
Eurobank Ergasias Services and Holdings SA (a)		2,999,596	3,100,216
Ff Group (a)(d)		7,962	10,079
Hellenic Telecommunications Organization SA		276,318	5,315,822
Jumbo SA		131,633	2,133,491
OPAP SA		256,066	3,795,509
Public Power Corp. of Greece (a)		261,984	2,097,527

TOTAL GREECE			19,431,348

Hong Kong - 1.7%
AIA Group Ltd.		15,291,809	150,223,055
Beijing Enterprises Holdings Ltd.		628,500	2,124,737
BOC Hong Kong (Holdings) Ltd.		4,696,951	17,002,314
BYD Electronic International Co. Ltd.		889,000	1,772,089
China Everbright International Ltd.		4,746,629	2,786,142
China Jinmao Holdings Group Ltd.		7,200,000	2,366,315
China Merchants Holdings International Co. Ltd.		1,911,250	3,336,654
China Overseas Land and Investment Ltd.		4,829,500	14,919,677
China Power International Development Ltd.		7,095,699	3,430,885
China Resources Beer Holdings Co. Ltd.		1,946,989	11,436,303
China Resources Power Holdings Co. Ltd.		2,511,780	4,722,978
China Taiping Insurance Group Ltd.		2,117,265	2,420,597
China Traditional Chinese Medicine Holdings Co. Ltd.		3,408,000	1,660,452
CITIC Pacific Ltd.		7,438,000	7,694,686
CLP Holdings Ltd.		2,076,976	20,267,917
CSPC Pharmaceutical Group Ltd.		11,444,800	11,700,549
Far East Horizon Ltd.		2,093,000	1,707,216
Fosun International Ltd.		3,088,000	3,254,420
Galaxy Entertainment Group Ltd.		2,766,239	15,784,629
Ganfeng Lithium Co. Ltd. (H Shares) (c)		197,800	2,367,512
Guangdong Investment Ltd.		3,728,000	4,773,117
Hang Lung Properties Ltd.		2,461,125	4,707,077
Hang Seng Bank Ltd.		970,553	17,184,094
Henderson Land Development Co. Ltd.		1,742,869	7,048,191
Hong Kong & China Gas Co. Ltd.		14,043,350	15,488,701
Hong Kong Exchanges and Clearing Ltd.		1,524,184	64,654,324
Hua Hong Semiconductor Ltd. (a)(c)		686,000	2,663,924
Lenovo Group Ltd.		9,404,000	9,131,314
Link (REIT)		2,644,807	22,845,274
MMG Ltd. (a)		3,840,000	1,619,239
MTR Corp. Ltd.		1,943,325	10,325,093
New World Development Co. Ltd.		1,825,491	6,982,125
Power Assets Holdings Ltd.		1,758,926	11,835,415
Sino Land Ltd.		3,972,991	5,251,431
Sinotruk Hong Kong Ltd.		867,500	1,049,263
Sun Art Retail Group Ltd.		2,544,500	789,847
Sun Hung Kai Properties Ltd.		1,621,922	18,679,823
Swire Pacific Ltd. (A Shares)		592,060	3,372,320
Swire Properties Ltd.		1,466,120	3,513,640
Techtronic Industries Co. Ltd.		1,738,870	23,210,621
Wharf Holdings Ltd.		1,690,000	4,951,534
Yuexiu Property Co. Ltd.		1,626,400	1,692,292

TOTAL HONG KONG			522,747,786

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		485,591	4,142,243
OTP Bank PLC		280,884	8,462,102
Richter Gedeon PLC		169,970	3,390,048

TOTAL HUNGARY			15,994,393

India - 3.9%
ACC Ltd.		98,433	2,974,008
Adani Enterprises Ltd.		343,213	10,377,696
Adani Green Energy Ltd. (a)		494,733	18,491,327
Adani Ports & Special Economic Zone Ltd.		656,185	7,280,947
Adani Total Gas Ltd. (a)		343,338	10,894,733
Adani Transmissions Ltd. (a)		346,634	12,519,767
Ambuja Cements Ltd.		963,238	4,655,052
Apollo Hospitals Enterprise Ltd.		127,226	7,358,335
Asian Paints Ltd.		481,566	20,274,527
Aurobindo Pharma Ltd.		365,483	2,984,797
Avenue Supermarts Ltd. (a)(c)		205,301	10,503,875
Axis Bank Ltd. (a)		2,869,421	27,016,044
Bajaj Auto Ltd.		87,118	4,223,267
Bajaj Finance Ltd.		343,381	29,564,344
Bajaj Finserv Ltd.		47,431	9,130,242
Balkrishna Industries Ltd.		113,036	3,143,811
Bandhan Bank Ltd. (c)		822,367	3,561,765
Berger Paints India Ltd.		297,959	2,790,345
Bharat Electronics Ltd.		1,570,567	4,855,071
Bharat Forge Ltd.		297,121	2,698,372
Bharat Petroleum Corp. Ltd.		1,062,025	4,991,822
Bharti Airtel Ltd. (a)		3,113,758	29,847,612
Biocon Ltd. (a)		545,057	2,611,236
Britannia Industries Ltd.		136,095	5,801,219
Cholamandalam Investment and Finance Co. Ltd.		511,421	4,892,005
Cipla Ltd./India (a)		617,393	7,870,326
Coal India Ltd.		1,957,810	4,636,915
Colgate-Palmolive Ltd.		173,848	3,747,099
Container Corp. of India Ltd.		323,857	2,710,749
Dabur India Ltd.		837,354	6,054,606
Divi's Laboratories Ltd.		165,853	9,696,958
DLF Ltd.		736,775	3,545,550
Dr. Reddy's Laboratories Ltd.		150,593	8,100,691
Eicher Motors Ltd.		172,560	5,879,647
GAIL India Ltd.		1,876,446	3,874,537
Godrej Consumer Products Ltd. (a)		466,174	4,721,718
Godrej Properties Ltd. (a)		152,188	3,091,614
Grasim Industries Ltd.		345,463	7,581,921
Havells India Ltd.		334,198	5,690,717
HCL Technologies Ltd.		1,359,411	19,017,629
HDFC Asset Management Co. Ltd. (c)		63,263	1,673,090
HDFC Standard Life Insurance Co. Ltd. (c)		1,153,504	8,735,769
Hero Motocorp Ltd.		151,682	4,921,355
Hindalco Industries Ltd.		1,986,632	12,353,310
Hindustan Petroleum Corp. Ltd.		808,160	2,836,939
Hindustan Unilever Ltd.		1,044,435	30,308,026
Housing Development Finance Corp. Ltd.		2,178,125	62,767,193
ICICI Bank Ltd.		6,491,298	62,325,879
ICICI Lombard General Insurance Co. Ltd. (c)		279,855	4,646,123
ICICI Prudential Life Insurance Co. Ltd. (c)		439,148	2,995,295
Indian Oil Corp. Ltd.		2,368,295	3,858,899
Indian Railway Catering & Tourism Corp. Ltd.		305,726	2,939,086
Indraprastha Gas Ltd.		358,802	1,643,816
Indus Towers Ltd.		813,511	2,208,954
Info Edge India Ltd.		100,698	6,060,764
Infosys Ltd.		3,682,948	74,552,818
Infosys Ltd. sponsored ADR		570,216	11,330,192
InterGlobe Aviation Ltd. (a)(c)		114,090	2,744,292
ITC Ltd.		3,644,735	12,269,427
JSW Steel Ltd.		1,054,285	9,910,895
Jubilant Foodworks Ltd.		506,686	3,573,778
Kotak Mahindra Bank Ltd. (a)		701,345	16,244,634
Larsen & Toubro Infotech Ltd. (c)		66,643	4,166,664
Larsen & Toubro Ltd.		854,462	18,756,292
Lupin Ltd.		314,726	3,046,733
Mahindra & Mahindra Ltd.		1,098,251	13,141,440
Marico Ltd.		651,618	4,423,535
Maruti Suzuki India Ltd.		171,460	17,152,001
MindTree Consulting Ltd.		84,105	3,843,943
Motherson Sumi Systems Ltd.		1,537,959	2,743,791
Mphasis BFL Ltd.		107,058	3,926,513
MRF Ltd.		2,370	2,238,983
Muthoot Finance Ltd.		152,273	2,494,058
Nestle India Ltd.		43,320	10,316,114
NTPC Ltd.		6,190,400	12,549,517
Oil & Natural Gas Corp. Ltd.		3,175,905	6,573,812
Page Industries Ltd.		7,307	4,327,663
Petronet LNG Ltd.		965,275	2,555,521
PI Industries Ltd.		103,890	3,839,056
Pidilite Industries Ltd.		193,977	6,124,175
Piramal Enterprises Ltd.		154,818	4,331,128
Power Grid Corp. of India Ltd.		3,950,656	11,693,056
Reliance Industries Ltd.		3,607,582	130,553,579
SBI Cards & Payment Services Ltd.		304,892	3,284,763
SBI Life Insurance Co. Ltd. (c)		566,599	8,128,047
Shree Cement Ltd.		14,317	4,811,336
Shriram Transport Finance Co. Ltd.		260,512	4,041,754
Siemens Ltd.		86,656	2,550,491
SRF Ltd.		187,443	6,088,754
State Bank of India		2,247,334	14,416,359
Sun Pharmaceutical Industries Ltd.		1,054,316	12,729,156
Tata Consultancy Services Ltd.		1,165,771	53,663,522
Tata Consumer Products Ltd.		773,322	8,276,132
Tata Motors Ltd. (a)		2,091,820	11,823,194
Tata Power Co. Ltd./The		1,812,890	5,673,300
Tata Steel Ltd.		912,378	14,962,370
Tech Mahindra Ltd.		792,931	12,934,603
Titan Co. Ltd.		446,256	14,222,181
Torrent Pharmaceuticals Ltd.		64,959	2,374,984
Trent Ltd.		231,260	3,672,634
Ultratech Cement Ltd.		129,968	11,179,755
United Spirits Ltd. (a)		387,252	4,336,399
UPL Ltd. (a)		626,237	6,678,264
Vedanta Ltd.		1,403,285	7,372,789
Wipro Ltd.		1,715,198	11,255,902
Yes Bank Ltd. (a)		15,060,354	2,663,362
Zomato Ltd. (a)		1,852,051	1,715,418

TOTAL INDIA			1,178,216,473

Indonesia - 0.6%
PT Adaro Energy Tbk		18,112,500	4,138,253
PT Aneka Tambang Tbk		11,428,000	2,042,310
PT Astra International Tbk		25,745,700	13,442,899
PT Bank Central Asia Tbk		71,191,800	39,929,459
PT Bank Jago Tbk (a)		5,387,400	4,327,346
PT Bank Mandiri (Persero) Tbk		24,317,100	14,931,552
PT Bank Negara Indonesia (Persero) Tbk		9,910,089	6,259,713
PT Bank Rakyat Indonesia (Persero) Tbk		87,124,100	29,028,630
PT Barito Pacific Tbk		34,768,600	2,031,595
PT Charoen Pokphand Indonesia Tbk		8,416,900	2,983,931
PT Gudang Garam Tbk		442,700	936,736
PT Indah Kiat Pulp & Paper Tbk		3,478,000	1,812,672
PT Indocement Tunggal Prakarsa Tbk		1,684,100	1,213,690
PT Indofood CBP Sukses Makmur Tbk		3,222,100	1,695,057
PT Indofood Sukses Makmur Tbk		5,623,100	2,446,891
PT Kalbe Farma Tbk		28,358,800	3,201,726
PT Merdeka Copper Gold Tbk (a)		16,248,990	5,921,588
PT Sarana Menara Nusantara Tbk		30,580,600	2,129,185
PT Semen Gresik (Persero) Tbk		4,274,300	1,886,122
PT Surya Citra Media Tbk (a)		35	1
PT Telkom Indonesia Persero Tbk		63,196,100	20,119,165
PT Tower Bersama Infrastructure Tbk		11,042,100	2,292,635
PT Unilever Indonesia Tbk		10,466,500	2,801,505
PT United Tractors Tbk		2,260,612	4,717,218

TOTAL INDONESIA			170,289,879

Ireland - 0.5%
CRH PLC		721,129	28,502,527
CRH PLC sponsored ADR		259,381	10,266,300
DCC PLC (United Kingdom)		124,724	9,450,208
Flutter Entertainment PLC (a)		84,526	8,537,684
Flutter Entertainment PLC (Ireland) (a)		126,685	12,730,509
James Hardie Industries PLC CDI		563,339	16,240,088
Kerry Group PLC Class A		199,949	22,067,318
Kingspan Group PLC (Ireland)		194,024	18,061,125
Smurfit Kappa Group PLC		305,155	12,894,561

TOTAL IRELAND			138,750,320

Isle of Man - 0.1%
Entain PLC (a)		744,052	13,980,978
NEPI Rockcastle PLC		561,287	3,434,243

TOTAL ISLE OF MAN			17,415,221

Israel - 0.4%
Azrieli Group		50,805	4,397,318
Bank Hapoalim BM (Reg.)		1,425,314	13,309,761
Bank Leumi le-Israel BM		1,830,669	19,353,883
Check Point Software Technologies Ltd. (a)		133,677	16,882,068
CyberArk Software Ltd. (a)		50,276	7,900,371
Elbit Systems Ltd. (Israel)		33,756	7,362,832
Icl Group Ltd.		890,457	9,835,296
InMode Ltd. (a)		59,860	1,503,085
Israel Discount Bank Ltd. (Class A)		1,559,045	9,291,703
Kornit Digital Ltd. (a)		58,780	3,908,870
Mizrahi Tefahot Bank Ltd.		177,144	6,605,100
NICE Ltd. (a)		56,838	11,699,538
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		1,384,416	12,058,263
Wix.com Ltd. (a)		72,645	5,481,792

TOTAL ISRAEL			129,589,880

Italy - 1.1%
Amplifon SpA		155,356	6,197,906
Assicurazioni Generali SpA (b)		1,396,113	26,432,732
Atlantia SpA		623,857	14,882,444
DiaSorin SpA		32,114	4,206,671
Enel SpA		10,267,448	66,768,119
Eni SpA		3,190,861	44,604,377
Faurecia SA		2,894	63,438
FinecoBank SpA		774,886	10,771,971
Infrastrutture Wireless Italiane SpA (c)		426,632	4,552,304
Intesa Sanpaolo SpA		20,862,436	42,511,752
Mediobanca SpA		787,151	7,889,499
Moncler SpA		258,259	13,453,668
Nexi SpA (a)(c)		648,440	6,359,850
Poste Italiane SpA (c)		646,078	6,331,009
Prysmian SpA		333,356	10,842,371
Recordati SpA		131,381	6,331,036
Snam SpA		2,506,365	13,746,414
Telecom Italia SpA		5,958,305	1,739,953
Telecom Italia SpA (Risparmio Shares)		7,564,311	2,105,580
Terna - Rete Elettrica Naziona		1,775,594	14,481,890
UniCredit SpA		2,673,722	24,745,510

TOTAL ITALY			329,018,494

Japan - 13.5%
Advantest Corp.		255,482	17,436,162
AEON Co. Ltd.		831,278	15,798,649
AGC, Inc.		244,696	9,173,511
Aisin Seiki Co. Ltd.		186,001	5,403,434
Ajinomoto Co., Inc.		588,715	15,295,731
Ana Holdings, Inc. (a)		191,151	3,603,322
Asahi Group Holdings		580,617	21,885,107
ASAHI INTECC Co. Ltd.		274,049	5,295,705
Asahi Kasei Corp.		1,573,125	12,907,005
Astellas Pharma, Inc.		2,353,165	35,828,623
Azbil Corp.		160,382	4,869,531
Bandai Namco Holdings, Inc.		253,198	17,142,252
Benefit One, Inc.		104,800	1,589,022
Bridgestone Corp.		721,995	26,463,787
Brother Industries Ltd.		304,475	5,291,653
Canon, Inc.		1,229,128	28,281,209
Canon, Inc. sponsored ADR (b)		39,366	904,631
Capcom Co. Ltd.		216,500	5,712,811
Central Japan Railway Co.		180,738	22,752,238
Chiba Bank Ltd.		683,994	3,942,055
Chubu Electric Power Co., Inc.		813,295	8,210,267
Chugai Pharmaceutical Co. Ltd.		848,424	25,423,166
Concordia Financial Group Ltd.		1,370,688	4,988,078
Cosmos Pharmaceutical Corp.		27,661	2,550,001
CyberAgent, Inc.		515,996	5,451,427
Dai Nippon Printing Co. Ltd.		284,721	5,950,109
Dai-ichi Mutual Life Insurance Co.		1,269,591	25,422,316
Daifuku Co. Ltd.		126,109	7,754,273
Daiichi Sankyo Kabushiki Kaisha		2,215,496	55,783,785
Daikin Industries Ltd.		314,682	48,088,981
Daito Trust Construction Co. Ltd.		81,321	7,832,180
Daiwa House Industry Co. Ltd.		701,608	16,866,793
Daiwa House REIT Investment Corp.		2,779	6,764,093
Daiwa Securities Group, Inc.		1,809,551	8,868,842
DENSO Corp.		548,125	33,405,621
Dentsu Group, Inc.		272,222	9,811,333
Disco Corp.		37,329	9,136,289
East Japan Railway Co.		379,181	19,773,071
Eisai Co. Ltd.		300,097	13,069,505
ENEOS Holdings, Inc.		3,895,864	13,708,047
FANUC Corp.		242,325	37,130,987
Fast Retailing Co. Ltd.		73,863	34,006,984
Fuji Electric Co. Ltd.		163,404	7,165,383
FUJIFILM Holdings Corp.		457,948	25,173,977
Fujitsu Ltd.		248,558	37,569,333
GLP J-REIT		5,424	7,319,008
GMO Payment Gateway, Inc.		53,028	4,449,045
Hakuhodo DY Holdings, Inc.		293,307	3,461,482
Hamamatsu Photonics K.K.		178,646	7,993,189
Hankyu Hanshin Holdings, Inc.		283,380	7,478,853
Hikari Tsushin, Inc.		27,670	3,239,970
Hino Motors Ltd.		357,971	1,847,845
Hirose Electric Co. Ltd.		42,668	5,413,457
Hitachi Construction Machinery Co. Ltd.		135,571	3,069,510
Hitachi Ltd.		1,223,809	58,040,938
Hitachi Metals Ltd. (a)		273,046	4,260,799
Honda Motor Co. Ltd.		2,054,986	54,053,434
Hoshizaki Corp.		68,903	4,364,478
Hoya Corp.		467,882	46,433,610
Hulic Co. Ltd.		453,072	3,825,468
Ibiden Co. Ltd.		135,940	5,080,332
Idemitsu Kosan Co. Ltd.		264,927	6,982,171
Iida Group Holdings Co. Ltd.		184,478	2,934,054
INPEX Corp.		1,287,012	15,313,092
Isuzu Motors Ltd.		732,092	8,540,427
ITO EN Ltd.		72,125	2,964,014
Itochu Corp.		1,496,371	45,161,944
ITOCHU Techno-Solutions Corp.		126,185	2,954,724
Japan Airlines Co. Ltd. (a)		173,426	2,863,173
Japan Exchange Group, Inc.		642,994	9,574,444
Japan Post Bank Co. Ltd.		518,840	3,914,279
Japan Post Holdings Co. Ltd.		3,080,946	21,603,160
Japan Post Insurance Co. Ltd.		249,842	4,039,894
Japan Real Estate Investment Corp.		1,589	7,690,537
Japan Retail Fund Investment Corp.		9,050	7,193,203
Japan Tobacco, Inc.		1,488,526	25,322,503
JFE Holdings, Inc.		622,890	7,617,168
JSR Corp.		261,221	7,093,489
Kajima Corp.		567,278	6,322,019
Kakaku.com, Inc.		176,165	3,689,215
Kansai Electric Power Co., Inc.		886,499	7,771,051
Kansai Paint Co. Ltd.		220,684	3,039,244
Kao Corp.		604,826	24,240,502
KDDI Corp.		2,036,407	67,435,007
Keio Corp.		126,720	4,860,038
Keisei Electric Railway Co.		159,142	3,902,076
Keyence Corp.		246,029	98,904,702
Kikkoman Corp.		184,948	10,394,292
Kintetsu Group Holdings Co. Ltd. (a)		218,364	6,260,770
Kirin Holdings Co. Ltd.		1,058,820	15,435,186
Kobayashi Pharmaceutical Co. Ltd.		71,687	4,888,672
Kobe Bussan Co. Ltd.		176,272	4,297,390
Koei Tecmo Holdings Co. Ltd. (b)		75,159	2,304,752
Koito Manufacturing Co. Ltd.		132,715	4,869,917
Komatsu Ltd.		1,104,964	24,868,854
Konami Holdings Corp.		117,436	7,221,538
Kose Corp.		42,868	4,400,874
Kubota Corp.		1,295,967	22,016,756
Kurita Water Industries Ltd.		125,084	4,267,406
Kyocera Corp.		408,656	21,457,282
Kyowa Hakko Kirin Co., Ltd.		347,321	7,320,407
Lasertec Corp.		95,395	12,744,906
Lawson, Inc.		63,807	2,346,835
Lion Corp.		277,690	2,861,161
LIXIL Group Corp.		338,203	5,948,424
M3, Inc.		549,402	17,544,576
Makita Corp.		278,368	8,227,680
Marubeni Corp.		1,969,845	21,502,084
Mazda Motor Corp. (a)		721,109	5,120,419
McDonald's Holdings Co. (Japan) Ltd.		101,045	4,008,744
Medipal Holdings Corp.		215,807	3,553,995
Meiji Holdings Co. Ltd.		156,806	7,816,298
Mercari, Inc. (a)		122,980	2,015,321
Minebea Mitsumi, Inc.		454,100	8,712,439
Misumi Group, Inc.		358,614	8,992,004
Mitsubishi Chemical Holdings Corp.		1,621,684	9,888,452
Mitsubishi Corp.		1,593,001	53,485,841
Mitsubishi Electric Corp.		2,325,897	24,362,123
Mitsubishi Estate Co. Ltd.		1,469,912	21,411,591
Mitsubishi Gas Chemical Co., Inc.		202,583	2,958,312
Mitsubishi Heavy Industries Ltd.		405,128	13,851,386
Mitsubishi UFJ Financial Group, Inc.		15,099,018	87,776,278
Mitsubishi UFJ Lease & Finance Co. Ltd.		764,116	3,438,119
Mitsui & Co. Ltd.		1,968,246	47,662,665
Mitsui Chemicals, Inc.		233,671	5,338,892
Mitsui Fudosan Co. Ltd.		1,143,510	24,235,272
Mitsui OSK Lines Ltd.		438,600	10,268,121
Miura Co. Ltd.		108,114	2,258,252
Mizuho Financial Group, Inc.		3,045,332	36,978,579
MonotaRO Co. Ltd.		316,308	5,433,555
MS&AD Insurance Group Holdings, Inc.		561,615	16,717,743
Murata Manufacturing Co. Ltd.		727,561	43,368,090
NEC Corp.		310,463	12,044,682
Nexon Co. Ltd.		622,859	14,183,189
NGK Insulators Ltd.		308,595	4,151,104
Nidec Corp.		567,956	36,717,850
Nihon M&A Center Holdings, Inc.		389,660	4,798,201
Nintendo Co. Ltd.		139,289	63,570,206
Nippon Building Fund, Inc.		1,903	9,879,058
Nippon Express Holdings, Inc.		94,985	5,569,044
Nippon Paint Holdings Co. Ltd.		1,048,930	8,308,928
Nippon Prologis REIT, Inc.		2,607	7,215,577
Nippon Sanso Holdings Corp.		189,686	3,413,494
Nippon Shinyaku Co. Ltd.		62,955	4,257,889
Nippon Steel & Sumitomo Metal Corp.		1,076,499	17,093,288
Nippon Telegraph & Telephone Corp.		1,508,671	44,459,569
Nippon Yusen KK		205,911	14,855,243
Nissan Chemical Corp.		154,784	8,176,097
Nissan Motor Co. Ltd. (a)		2,926,125	11,714,880
Nisshin Seifun Group, Inc.		254,762	3,396,188
Nissin Food Holdings Co. Ltd.		82,605	5,746,222
Nitori Holdings Co. Ltd.		102,542	10,549,455
Nitto Denko Corp.		181,550	12,185,812
Nomura Holdings, Inc.		3,842,665	14,796,013
Nomura Real Estate Holdings, Inc.		150,818	3,674,792
Nomura Real Estate Master Fund, Inc.		5,301	6,655,615
Nomura Research Institute Ltd.		424,380	11,999,949
NTT Data Corp.		795,856	14,673,926
Obayashi Corp.		806,385	5,545,624
OBIC Co. Ltd.		87,652	12,949,648
Odakyu Electric Railway Co. Ltd. (b)		370,839	5,615,636
Oji Holdings Corp.		1,020,402	4,833,649
Olympus Corp.		1,398,063	24,607,485
OMRON Corp.		235,277	13,870,538
Ono Pharmaceutical Co. Ltd.		467,745	12,016,627
Open House Group Co. Ltd.		103,500	4,004,897
Oracle Corp. Japan		46,703	3,001,199
Oriental Land Co. Ltd.		252,888	38,254,413
ORIX Corp.		1,538,854	28,067,114
ORIX JREIT, Inc.		3,498	4,728,320
Osaka Gas Co. Ltd.		467,318	8,422,664
Otsuka Corp.		143,232	4,694,015
Otsuka Holdings Co. Ltd.		491,303	16,508,981
Pan Pacific International Holdings Ltd.		524,691	8,034,786
Panasonic Holdings Corp.		2,784,193	24,816,059
Persol Holdings Co. Ltd.		228,326	4,529,905
Pola Orbis Holdings, Inc.		131,802	1,519,562
Rakuten Group, Inc.		1,059,160	7,445,774
Recruit Holdings Co. Ltd.		1,715,983	62,258,632
Renesas Electronics Corp. (a)		1,602,783	17,114,466
Resona Holdings, Inc.		2,592,189	11,271,952
Ricoh Co. Ltd.		855,238	6,244,873
Rinnai Corp.		43,696	2,793,024
ROHM Co. Ltd.		114,895	8,026,665
Ryohin Keikaku Co. Ltd.		330,219	2,967,722
Santen Pharmaceutical Co. Ltd.		446,489	3,632,047
SBI Holdings, Inc. Japan		305,965	6,843,556
SCSK Corp.		200,133	3,181,780
Secom Co. Ltd.		267,459	18,816,941
Seiko Epson Corp.		361,709	5,095,586
Sekisui Chemical Co. Ltd.		479,639	6,494,857
Sekisui House Ltd.		771,903	13,406,365
Seven & i Holdings Co. Ltd.		954,372	42,199,391
SG Holdings Co. Ltd.		412,049	7,261,407
Sharp Corp.		273,511	2,314,260
Shimadzu Corp.		301,077	9,842,856
SHIMANO, Inc.		93,490	16,564,975
SHIMIZU Corp.		685,281	3,593,364
Shin-Etsu Chemical Co. Ltd.		447,517	61,504,277
Shionogi & Co. Ltd.		332,894	18,517,537
Shiseido Co. Ltd.		509,075	24,064,711
Shizuoka Bank Ltd.		573,618	3,711,350
SMC Corp.		72,255	34,987,345
SoftBank Corp.		3,620,327	42,132,873
SoftBank Group Corp.		1,524,244	62,692,525
Sohgo Security Services Co., Ltd.		93,777	2,605,016
Sompo Holdings, Inc.		395,054	16,082,647
Sony Group Corp.		1,593,020	137,479,353
Square Enix Holdings Co. Ltd.		105,638	4,217,679
Stanley Electric Co. Ltd.		170,001	2,931,346
Subaru Corp.		778,078	11,807,108
Sumco Corp.		429,329	6,183,054
Sumitomo Chemical Co. Ltd.		1,886,781	8,022,980
Sumitomo Corp.		1,406,869	22,261,791
Sumitomo Dainippon Pharma Co., Ltd.		227,101	2,022,926
Sumitomo Electric Industries Ltd.		953,303	10,248,800
Sumitomo Metal Mining Co. Ltd.		311,532	13,662,782
Sumitomo Mitsui Financial Group, Inc.		1,649,172	49,827,996
Sumitomo Mitsui Trust Holdings, Inc.		423,957	13,158,574
Sumitomo Realty & Development Co. Ltd.		383,679	10,178,421
Suntory Beverage & Food Ltd.		185,803	7,320,827
Suzuki Motor Corp.		465,232	14,024,472
Sysmex Corp.		211,229	13,856,109
T&D Holdings, Inc.		670,053	8,610,478
Taisei Corp.		241,602	6,544,516
Taisho Pharmaceutical Holdings Co. Ltd.		49,259	1,940,210
Takeda Pharmaceutical Co. Ltd.		1,995,120	57,891,491
TDK Corp.		489,487	15,121,098
Terumo Corp.		818,724	24,369,441
TIS, Inc.		267,867	6,016,123
Tobu Railway Co. Ltd.		231,993	5,214,778
Toho Co. Ltd.		140,405	5,210,071
Tokio Marine Holdings, Inc.		792,708	42,860,693
Tokyo Century Corp.		45,847	1,412,184
Tokyo Electric Power Co., Inc. (a)		1,932,526	6,670,608
Tokyo Electron Ltd.		189,186	79,826,409
Tokyo Gas Co. Ltd.		466,639	8,938,217
Tokyu Corp.		619,375	7,574,219
Toppan, Inc.		335,777	5,550,285
Toray Industries, Inc.		1,761,419	8,347,864
Toshiba Corp.		494,115	20,519,770
Tosoh Corp.		341,125	4,710,432
Toto Ltd.		180,017	6,066,358
Toyo Suisan Kaisha Ltd.		111,898	3,455,003
Toyota Industries Corp.		183,443	11,002,328
Toyota Motor Corp.		13,394,930	229,504,858
Toyota Tsusho Corp.		267,195	9,599,581
Trend Micro, Inc.		166,645	9,291,612
Tsuruha Holdings, Inc.		52,188	2,667,226
Unicharm Corp.		510,597	17,764,692
USS Co. Ltd.		296,546	4,936,913
Welcia Holdings Co. Ltd.		126,237	2,587,740
West Japan Railway Co.		273,580	10,155,011
Yakult Honsha Co. Ltd.		160,118	8,291,011
Yamaha Corp.		172,061	6,573,931
Yamaha Motor Co. Ltd.		375,639	7,755,329
Yamato Holdings Co. Ltd.		369,329	6,910,884
Yaskawa Electric Corp.		303,589	10,308,507
Yokogawa Electric Corp.		295,200	4,706,223
Z Holdings Corp.		3,409,249	13,384,162
ZOZO, Inc.		146,163	3,060,287

TOTAL JAPAN			4,128,902,008

Korea (South) - 3.3%
Alteogen, Inc. (a)		35,745	1,603,445
AMOREPACIFIC Corp.		41,691	5,901,323
AMOREPACIFIC Group, Inc.		37,383	1,462,871
BGF Retail Co. Ltd.		10,614	1,510,160
Celltrion Healthcare Co. Ltd.		111,471	5,583,932
Celltrion Pharm, Inc.		19,678	1,422,597
Celltrion, Inc.		124,550	17,142,931
Cheil Worldwide, Inc.		83,803	1,664,214
CJ CheilJedang Corp.		10,371	3,244,033
CJ Corp.		18,038	1,225,828
CJ ENM Co. Ltd.		13,209	1,319,648
CJ Logistics Corp. (a)		10,778	1,038,112
Coway Co. Ltd.		67,218	3,744,869
Db Insurance Co. Ltd.		57,836	3,072,391
Doosan Bobcat, Inc.		59,317	1,917,149
Doosan Heavy Industries & Construction Co. Ltd. (a)		446,321	7,063,273
E-Mart, Inc.		26,059	2,682,202
Ecopro BM Co. Ltd.		13,962	5,130,724
EUSU Holdings Co. Ltd.		6	29
F&F Co. Ltd.		22,440	2,464,182
Green Cross Corp.		6,930	1,023,160
GS Engineering & Construction Corp.		79,050	2,589,252
GS Holdings Corp.		55,933	1,921,853
Hana Financial Group, Inc.		378,133	13,964,177
Hanjin Shipping Co. Ltd. (a)(d)		12	0
Hankook Tire Co. Ltd.		94,098	2,568,951
Hanmi Pharm Co. Ltd.		8,322	2,043,510
Hanon Systems		244,080	2,172,644
Hanwha Solutions Corp. (a)		153,012	3,825,346
HD Hyundai Co. Ltd.		58,240	2,660,193
HLB, Inc. (a)		129,511	3,135,506
HMM Co. Ltd.		343,511	7,573,677
Hotel Shilla Co.		40,408	2,557,767
HYBE Co. Ltd. (a)		20,708	4,045,169
Hyundai Engineering & Construction Co. Ltd.		102,869	3,559,566
Hyundai Glovis Co. Ltd.		24,261	3,953,763
Hyundai Mobis		83,974	13,588,838
Hyundai Motor Co.		167,883	24,228,239
Hyundai Steel Co.		113,071	3,821,925
Iljin Materials Co. Ltd.		28,026	1,910,300
Industrial Bank of Korea		338,031	2,983,360
Kakao Corp.		395,186	27,458,347
Kakao Games Corp. (a)		35,685	1,660,503
KakaoBank Corp. (a)		121,737	4,002,444
Kangwon Land, Inc. (a)		139,111	2,907,806
KB Financial Group, Inc.		497,142	23,006,093
Kia Corp.		331,928	21,655,475
Korea Aerospace Industries Ltd.		96,942	3,324,750
Korea Electric Power Corp.		333,253	6,049,035
Korea Investment Holdings Co. Ltd.		50,723	2,797,181
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		47,322	3,386,054
Korea Zinc Co. Ltd.		11,024	5,006,112
Korean Air Lines Co. Ltd. (a)		229,108	5,369,743
KRAFTON, Inc. (a)		27,660	5,404,811
KT&G Corp.		141,554	9,246,255
Kumho Petro Chemical Co. Ltd.		22,118	2,660,180
L&F Co. Ltd.		28,326	4,766,817
LG Chemical Ltd.		57,896	23,586,096
LG Corp.		113,873	6,541,015
LG Display Co. Ltd.		294,119	3,822,588
LG Electronics, Inc.		133,995	12,070,998
LG Energy Solution		26,739	8,689,024
LG Household & Health Care Ltd.		12,947	9,223,084
LG Innotek Co. Ltd.		17,971	4,850,288
LG Uplus Corp.		260,475	2,862,216
Lotte Chemical Corp.		21,498	3,300,390
Lotte Shopping Co. Ltd.		14,375	1,059,182
Meritz Financial Holdings Co.		41,555	1,238,176
Meritz Fire & Marine Insurance Co. Ltd.		53,207	1,851,656
Meritz Securities Co. Ltd.		408,978	2,103,055
Mirae Asset Securities Co. Ltd.		335,174	2,108,927
NAVER Corp.		156,003	34,566,276
NCSOFT Corp.		20,770	6,841,751
Netmarble Corp. (c)		27,534	2,058,676
NH Investment & Securities Co. Ltd.		172,685	1,465,976
Orion Corp./Republic of Korea		28,308	2,098,699
Pan Ocean Co., Ltd. (Korea)		399,662	2,078,093
Pearl Abyss Corp. (a)		36,526	1,934,837
POSCO		93,566	21,250,015
POSCO Chemtech Co. Ltd.		39,078	4,106,320
S-Oil Corp.		57,168	4,652,492
S1 Corp.		19,953	1,081,371
Samsung Biologics Co. Ltd. (a)(c)		23,123	15,170,568
Samsung C&T Corp.		108,738	9,785,678
Samsung Electro-Mechanics Co. Ltd.		70,908	9,129,186
Samsung Electronics Co. Ltd.		6,038,722	320,113,661
Samsung Engineering Co. Ltd. (a)		199,782	4,054,482
Samsung Fire & Marine Insurance Co. Ltd.		38,689	6,378,915
Samsung Heavy Industries Co. Ltd. (a)		823,484	3,909,841
Samsung Life Insurance Co. Ltd.		82,653	4,226,399
Samsung SDI Co. Ltd.		69,587	32,971,811
Samsung SDS Co. Ltd.		46,298	5,366,682
Samsung Securities Co. Ltd.		71,668	2,226,423
SD Biosensor, Inc.		46,082	1,639,785
Seegene, Inc.		44,655	1,408,454
Shinhan Financial Group Co. Ltd.		552,961	18,274,221
SK Biopharmaceuticals Co. Ltd. (a)		34,729	2,495,531
SK Bioscience Co. Ltd. (a)		29,284	3,078,187
SK Chemicals Co. Ltd.		14,691	1,457,488
SK Hynix, Inc.		690,532	60,188,236
SK IE Technology Co. Ltd. (a)(c)		32,003	3,135,641
SK Innovation Co., Ltd.		64,337	10,185,176
SK Square Co. Ltd. (a)		124,584	5,118,554
SK Telecom Co. Ltd.		30,969	1,389,527
SK, Inc.		52,823	11,030,802
SKC Co. Ltd.		26,267	3,053,699
Woori Financial Group, Inc.		635,732	7,326,056
Yuhan Corp.		65,620	3,144,406

TOTAL KOREA (SOUTH)			1,013,723,325

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		1,559,313	6,359,352
Boubyan Bank KSC		1,330,329	4,257,921
Kuwait Finance House KSCP		6,409,926	20,599,599
Mabanee Co. SAKC		683,518	1,862,113
Mobile Telecommunication Co.		2,745,586	6,100,307
National Bank of Kuwait		9,002,916	30,900,710

TOTAL KUWAIT			70,080,002

Luxembourg - 0.2%
Allegro.eu SA (a)(c)		447,174	2,300,034
ArcelorMittal SA (Netherlands)		806,978	23,529,625
Aroundtown SA		1,244,823	6,259,633
Eurofins Scientific SA		168,817	15,689,482
InPost SA (a)(b)		256,159	1,570,479
Reinet Investments SCA		180,045	3,651,811
Tenaris SA		604,266	9,234,504

TOTAL LUXEMBOURG			62,235,568

Malaysia - 0.4%
AMMB Holdings Bhd (a)		2,058,700	1,738,550
Axiata Group Bhd		3,306,115	2,657,259
CIMB Group Holdings Bhd		8,500,366	10,132,131
Dialog Group Bhd		4,735,122	2,707,769
DiGi.com Bhd		3,816,900	3,337,423
Fraser & Neave Holdings Bhd		160,300	844,832
Genting Bhd		2,771,300	2,933,021
Genting Malaysia Bhd		3,912,600	2,719,731
Hap Seng Consolidated Bhd		689,500	1,164,157
Hartalega Holdings Bhd		2,148,600	2,136,805
Hong Leong Bank Bhd		861,400	4,134,105
Hong Leong Credit Bhd		256,800	1,140,897
IHH Healthcare Bhd		2,205,900	3,327,223
Inari Amertron Bhd		4,106,900	2,632,070
IOI Corp. Bhd		3,179,100	3,355,657
IOI Properties Group Bhd		11	3
Kuala Lumpur Kepong Bhd		563,813	3,822,333
Malayan Banking Bhd		6,381,849	13,273,094
Malaysia Airports Holdings Bhd (a)		1,351,098	2,123,810
Maxis Bhd		2,693,300	2,341,291
MISC Bhd		1,738,700	3,110,656
Nestle (Malaysia) Bhd		83,500	2,552,187
Petronas Chemicals Group Bhd		3,125,200	7,320,006
Petronas Dagangan Bhd		292,200	1,454,484
Petronas Gas Bhd		981,800	3,824,507
PPB Group Bhd		757,420	2,941,145
Press Metal Bhd		4,146,700	5,684,790
Public Bank Bhd		18,661,100	20,057,836
QL Resources Bhd		1,355,700	1,565,817
RHB Bank Bhd		2,454,663	3,516,755
Sime Darby Bhd		3,641,507	1,946,435
Sime Darby Plantation Bhd		2,286,224	2,742,939
Sime Darby Property Bhd		15	2
SP Setia Bhd		14	4
Telekom Malaysia Bhd		1,383,774	1,579,857
Tenaga Nasional Bhd		3,092,925	6,418,878
Top Glove Corp. Bhd		6,823,600	2,591,071
Westports Holdings Bhd		1,064,900	948,335

TOTAL MALAYSIA			134,777,865

Mexico - 0.6%
Alfa SA de CV Series A		3,948,200	2,644,838
America Movil S.A.B. de CV Series L		38,776,046	37,737,597
Arca Continental S.A.B. de CV		598,162	3,795,653
Becle S.A.B. de CV		734,626	1,831,300
CEMEX S.A.B. de CV unit (a)		19,334,340	8,508,190
Coca-Cola FEMSA S.A.B. de CV unit		719,560	3,923,526
Fibra Uno Administracion SA de CV		4,051,800	4,443,647
Fomento Economico Mexicano S.A.B. de CV unit		2,528,200	19,009,973
Gruma S.A.B. de CV Series B		268,565	3,190,036
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		459,900	7,077,274
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		262,215	5,722,818
Grupo Bimbo S.A.B. de CV Series A		1,982,600	6,111,070
Grupo Carso SA de CV Series A1		565,500	1,847,266
Grupo Financiero Banorte S.A.B. de CV Series O		3,268,400	21,575,780
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		2,810,200	4,763,424
Grupo Mexico SA de CV Series B		3,939,223	18,438,957
Grupo Televisa SA de CV		3,027,500	5,619,861
Industrias Penoles SA de CV		182,040	2,004,568
Kimberly-Clark de Mexico SA de CV Series A		1,868,800	2,609,076
Megacable Holdings S.A.B. de CV unit		374,700	1,067,371
Operadora de Sites Mexicanos, SA de CV		1,731,300	2,114,228
Orbia Advance Corp. S.A.B. de CV		1,444,916	3,476,607
Promotora y Operadora de Infraestructura S.A.B. de CV		257,580	1,877,715
Wal-Mart de Mexico SA de CV Series V		6,642,100	23,487,317

TOTAL MEXICO			192,878,092

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit		2,740,676	2,705,185
HKT Trust/HKT Ltd. unit		4,892,479	7,007,512
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)		157,142	11,090,291

TOTAL MULTI-NATIONAL			20,802,988

Netherlands - 3.4%
ABN AMRO Bank NV rights (a)(b)(e)		531,054	341,744
ABN AMRO Group NV GDR (b)(c)		531,054	6,601,620
Adyen BV (a)(c)		25,054	42,022,907
AEGON NV		2,236,445	11,595,257
AerCap Holdings NV (a)		169,361	7,910,852
Airbus Group NV		745,611	81,623,457
Akzo Nobel NV		235,648	20,441,634
Argenx SE (a)		58,106	16,740,833
ASM International NV (Netherlands)		59,418	17,854,640
ASML Holding NV (Netherlands)		522,521	296,550,794
CNH Industrial NV (b)		1,290,276	18,278,428
Davide Campari Milano NV		672,532	7,588,301
Euronext NV (c)		107,848	8,641,013
EXOR NV		134,405	9,327,013
Ferrari NV (Italy)		159,102	33,499,680
Heineken Holding NV		147,133	11,485,531
Heineken NV (Bearer) (b)		326,897	31,908,757
IMCD NV		71,186	11,334,414
ING Groep NV (Certificaten Van Aandelen) (b)		4,929,606	46,704,111
JDE Peet's BV		124,790	3,671,204
Just Eat Takeaway.com NV (a)(c)		225,763	6,132,300
Koninklijke Ahold Delhaize NV		1,322,774	39,016,509
Koninklijke DSM NV		220,171	37,012,860
Koninklijke KPN NV (b)		4,192,396	14,466,250
Koninklijke Philips Electronics NV		1,159,592	30,301,431
NN Group NV		338,720	16,591,048
Prosus NV		1,175,149	56,675,866
QIAGEN NV (Germany) (a)		292,636	13,495,520
Randstad NV		151,538	8,013,198
Stellantis NV (Italy)		2,564,694	34,432,695
STMicroelectronics NV (France)		865,528	31,978,796
Universal Music Group NV		911,912	21,162,210
Wolters Kluwer NV		331,627	33,488,624
Wolters Kluwer NV rights (a)(e)		331,627	360,345
X5 Retail Group NV GDR (d)		152,037	46,777
Yandex NV Class A (a)(d)		371,380	1,808,233

TOTAL NETHERLANDS			1,029,104,852

New Zealand - 0.2%
Auckland International Airport Ltd. (a)		1,543,513	7,753,075
Fisher & Paykel Healthcare Corp.		729,471	10,024,481
Mercury Nz Ltd.		880,673	3,414,423
Meridian Energy Ltd.		1,683,161	5,108,493
Ryman Healthcare Group Ltd.		520,334	3,079,477
Spark New Zealand Ltd.		2,463,013	7,789,754
Xero Ltd. (a)		167,931	11,073,730

TOTAL NEW ZEALAND			48,243,433

Norway - 0.5%
Adevinta ASA Class B (a)		368,107	2,843,784
Aker BP ASA		159,232	5,705,105
DNB Bank ASA		1,158,706	22,452,615
Equinor ASA		1,117,668	37,776,713
Equinor ASA sponsored ADR		116,214	3,960,573
Gjensidige Forsikring ASA		236,927	5,065,360
Mowi ASA		549,459	15,520,593
Norsk Hydro ASA		1,691,280	14,202,567
Orkla ASA		937,099	7,604,226
Schibsted ASA:
(A Shares)		97,787	2,037,772
(B Shares)		113,662	2,184,852
Telenor ASA		862,457	12,163,635
Yara International ASA		207,421	10,546,994

TOTAL NORWAY			142,064,789

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		276,673	2,611,793
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		2,135,920	2,069,744
AC Energy Corp.		9,739,300	1,337,792
Ayala Corp.		363,975	5,113,072
Ayala Land, Inc.		10,272,570	6,259,868
Bank of the Philippine Islands (BPI)		2,200,953	3,985,862
BDO Unibank, Inc.		2,661,978	6,567,237
DMCI Holdings, Inc.		9	1
Globe Telecom, Inc.		34,000	1,475,754
GT Capital Holdings, Inc.		98,639	945,248
International Container Terminal Services, Inc.		1,324,220	5,428,399
JG Summit Holdings, Inc.		3,212,635	3,412,033
Jollibee Food Corp.		505,500	2,073,202
Manila Electric Co.		252,850	1,699,354
Metro Pacific Investments Corp.		11,439,700	826,035
Metropolitan Bank & Trust Co.		2,539,341	2,468,757
Monde Nissin Corp. (c)		5,675,400	1,386,269
PLDT, Inc.		101,300	3,598,629
SM Investments Corp.		334,185	5,421,020
SM Prime Holdings, Inc.		12,918,275	8,596,709
Universal Robina Corp.		1,205,660	2,354,731

TOTAL PHILIPPINES			65,019,716

Poland - 0.2%
Bank Polska Kasa Opieki SA		235,810	5,181,987
CD Projekt RED SA		85,311	2,308,934
Cyfrowy Polsat SA		290,768	1,583,321
Dino Polska SA (a)(c)		63,385	4,100,490
KGHM Polska Miedz SA (Bearer)		178,641	5,778,718
LPP SA		1,410	2,979,585
mBank SA (a)		17,984	1,203,699
Orange Polska SA		844,192	1,290,349
PGE Polska Grupa Energetyczna SA (a)		1,070,482	2,380,682
Polish Oil & Gas Co. SA		2,215,692	3,104,335
Polski Koncern Naftowy Orlen SA		392,123	6,624,699
Powszechna Kasa Oszczednosci Bank SA (a)		1,127,228	8,319,558
Powszechny Zaklad Ubezpieczen SA		765,631	5,293,378
Santander Bank Polska SA		47,963	2,920,811

TOTAL POLAND			53,070,546

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		319,729	3
Energias de Portugal SA		3,490,873	16,269,785
Galp Energia SGPS SA Class B		635,614	7,736,472
Jeronimo Martins SGPS SA		362,249	7,540,805

TOTAL PORTUGAL			31,547,065

Qatar - 0.3%
Barwa Real Estate Co. (a)		2,464,111	2,297,153
Industries Qatar QSC (a)		1,916,558	9,899,212
Masraf al Rayan (a)		6,099,149	9,027,092
Mesaieed Petrochemical Holding Co. (a)		5,969,437	4,245,443
Ooredoo QSC		1,030,755	2,119,674
Qatar Electricity & Water Co.		545,531	2,561,565
Qatar Fuel Co. (a)		630,313	3,172,551
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		3,136,955	2,945,943
Qatar International Islamic Bank QSC (a)		1,027,339	3,258,259
Qatar Islamic Bank (a)		1,525,203	10,256,668
Qatar National Bank SAQ (a)		5,745,415	36,680,414
The Commercial Bank of Qatar (a)		2,687,688	5,674,644

TOTAL QATAR			92,138,618

Russia - 0.0%
Alrosa Co. Ltd. (d)		3,102,770	673,173
Gazprom OAO (d)		12,146,244	1,657,512
Gazprom OAO sponsored ADR (Reg. S) (d)		1,078,053	246,270
Inter Rao Ues JSC (d)		42,112,900	302,788
LUKOIL PJSC (d)		451,803	182,371
LUKOIL PJSC sponsored ADR (d)		52,271	14,787
Magnit OJSC GDR (Reg. S) (d)		428,621	2,087
MMC Norilsk Nickel PJSC (d)		66,556	577,249
MMC Norilsk Nickel PJSC sponsored ADR (d)		85,403	63,419
Mobile TeleSystems OJSC sponsored ADR (d)		504,110	502,089
Moscow Exchange MICEX-RTS OAO (d)		1,699,470	426,037
Novatek PJSC GDR (Reg. S) (d)		110,438	28,214
Novolipetsk Steel OJSC (d)		1,805,640	22,607
PhosAgro OJSC GDR (Reg. S) (d)		159,266	3,267
Polyus PJSC (d)		41,353	126,821
Rosneft Oil Co. OJSC (d)		1,187,356	258,961
Rosneft Oil Co. OJSC GDR (Reg. S) (d)		214,392	50,693
Sberbank of Russia (d)		13,066,303	104,768
Severstal PAO (d)		245,384	7,145
Severstal PAO GDR (Reg. S) (d)		10,278	243
Surgutneftegas OJSC (d)		6,111,900	97,532
Surgutneftegas OJSC sponsored ADR (d)		214,357	39,585
Tatneft PAO (d)		1,520,327	246,604
Tatneft PAO sponsored ADR (d)		24,387	22,517
United Co. RUSAL International PJSC (a)(d)		3,455,150	543,042
VTB Bank OJSC (d)		4,133,678,016	205,960

TOTAL RUSSIA			6,405,741

Saudi Arabia - 1.3%
Abdullah Al Othaim Markets Co.		60,271	1,796,496
Advanced Polypropylene Co.		160,685	2,874,577
Al Rajhi Bank		1,547,810	72,875,985
Alinma Bank		1,237,339	13,673,803
Almarai Co. Ltd.		311,196	4,314,331
Arab National Bank		780,569	7,325,378
Bank Al-Jazira		514,629	4,342,542
Bank Albilad		627,525	8,666,363
Banque Saudi Fransi		749,408	10,829,133
Bupa Arabia for Cooperative Insurance Co. (a)		76,959	3,410,095
Dar Al Arkan Real Estate Development Co. (a)		646,127	1,863,894
Dr Sulaiman Al Habib Medical Services Group Co.		63,531	3,387,597
Emaar The Economic City (a)		474,650	1,386,948
Etihad Etisalat Co.		469,415	5,412,765
Jarir Marketing Co.		77,264	3,955,073
Mobile Telecommunications Co. Saudi Arabia (a)		569,819	2,117,755
Mouwasat Medical Services Co.		61,192	3,931,767
National Industrialization Co. (a)		416,590	2,292,422
Rabigh Refining & Petrochemical Co. (a)		264,317	2,029,522
Riyad Bank		1,704,680	18,542,963
Sabic Agriculture-Nutrients Co.		270,505	11,726,595
Sahara International Petrochemical Co.		453,345	6,925,634
Saudi Arabian Mining Co. (a)		541,418	19,919,933
Saudi Arabian Oil Co. (c)		2,772,260	33,186,113
Saudi Basic Industries Corp.		1,133,040	39,572,422
Saudi Electricity Co.		1,046,139	7,544,540
Saudi Industrial Investment Group		469,249	4,128,510
Saudi Kayan Petrochemical Co. (a)		923,048	4,646,248
Saudi Research & Marketing Group(a)		44,566	3,141,530
Saudi Telecom Co.		765,276	23,667,489
The Co. for Cooperative Insurance		79,448	1,461,531
The Saudi British Bank		1,048,170	12,533,439
The Saudi National Bank		2,770,772	58,358,480
The Savola Group		317,447	3,021,451
Yanbu National Petrochemical Co.		319,200	5,199,723

TOTAL SAUDI ARABIA			410,063,047

Singapore - 0.8%
Ascendas Real Estate Investment Trust		4,180,015	8,600,296
BOC Aviation Ltd. Class A (c)		255,000	2,000,315
CapitaLand Investment Ltd.		3,213,699	9,744,586
CapitaMall Trust		6,097,339	10,216,654
City Developments Ltd.		476,345	2,920,528
DBS Group Holdings Ltd.		2,280,883	55,335,665
Genting Singapore Ltd.		7,566,823	4,393,234
Keppel Corp. Ltd.		1,868,057	9,212,888
Mapletree Commercial Trust		2,731,189	3,673,238
Mapletree Logistics Trust (REIT)		3,975,233	5,105,482
Oversea-Chinese Banking Corp. Ltd.		4,260,891	37,830,701
Singapore Airlines Ltd. (a)		1,679,139	6,618,600
Singapore Exchange Ltd.		1,010,790	7,112,269
Singapore Technologies Engineering Ltd.		1,965,197	5,787,728
Singapore Telecommunications Ltd.		10,378,418	20,713,195
United Overseas Bank Ltd.		1,484,315	31,773,625
UOL Group Ltd.		552,249	2,901,812
Venture Corp. Ltd.		361,270	4,434,924
Wilmar International Ltd.		2,398,080	7,644,344

TOTAL SINGAPORE			236,020,084

South Africa - 1.0%
Absa Group Ltd. (b)		1,018,236	11,000,581
African Rainbow Minerals Ltd.		148,245	2,438,708
Anglo American Platinum Ltd.		66,553	7,356,966
AngloGold Ashanti Ltd.		526,333	10,778,275
Aspen Pharmacare Holdings Ltd.		488,280	5,224,552
Bid Corp. Ltd.		434,307	9,120,453
Bidvest Group Ltd./The		358,578	4,915,606
Capitec Bank Holdings Ltd.		101,014	14,100,518
Clicks Group Ltd.		310,080	6,054,015
Discovery Ltd. (a)(b)		626,116	6,011,740
Exxaro Resources Ltd.		320,685	4,582,648
FirstRand Ltd.		6,299,573	27,130,255
Gold Fields Ltd.		1,114,713	15,103,887
Growthpoint Properties Ltd. (b)		4,181,648	3,708,881
Harmony Gold Mining Co. Ltd. (b)		699,577	2,852,028
Impala Platinum Holdings Ltd.		1,030,507	13,330,038
Kumba Iron Ore Ltd.		78,618	2,610,001
Mr Price Group Ltd.		325,380	4,410,249
MTN Group Ltd.		2,137,027	22,665,299
MultiChoice Group Ltd.		471,399	3,845,528
Naspers Ltd. Class N		271,899	27,422,637
Nedbank Group Ltd.		569,122	7,947,433
Northam Platinum Holdings Ltd. (a)		423,515	5,048,021
Old Mutual Ltd. (b)		5,766,296	4,626,010
Pepkor Holdings Ltd. (c)		1,587,888	2,136,486
Remgro Ltd.		634,655	5,700,939
Sanlam Ltd. (b)		2,381,164	9,864,076
Sasol Ltd. (a)		710,671	17,409,248
Shoprite Holdings Ltd.		638,724	9,225,751
Sibanye-Stillwater Ltd.		3,360,161	11,624,992
Spar Group Ltd./The		238,083	2,497,363
Standard Bank Group Ltd. (b)		1,678,600	17,788,975
Thungela Resources Ltd.		1	17
Tiger Brands Ltd.		199,610	1,943,456
Vodacom Group Ltd.		801,400	7,697,262
Woolworths Holdings Ltd.		1,254,501	4,696,279

TOTAL SOUTH AFRICA			312,869,173

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		292,353	7,485,778
Aena SME SA (a)(c)		94,527	13,414,281
Amadeus IT Holding SA Class A (a)		570,305	35,736,977
Banco Bilbao Vizcaya Argentaria SA (b)		8,446,909	44,323,048
Banco Santander SA (Spain) (b)		21,759,298	63,588,294
Banco Santander SA (Spain) sponsored ADR (b)		193,931	558,521
CaixaBank SA		5,626,199	18,160,789
Cellnex Telecom SA (c)		645,047	30,065,838
EDP Renovaveis SA (b)		368,442	8,719,975
Enagas SA		311,357	6,732,377
Endesa SA		409,179	8,575,349
Ferrovial SA		612,804	15,714,969
Grifols SA		386,352	6,470,914
Iberdrola SA		7,371,011	84,698,824
Industria de Diseno Textil SA (b)		1,387,198	29,085,758
Naturgy Energy Group SA (b)		241,493	7,264,669
Red Electrica Corporacion SA		552,156	11,117,250
Repsol SA		1,841,379	27,469,486
Siemens Gamesa Renewable Energy SA (a)		304,670	4,852,956
Telefonica SA		6,675,940	32,476,062

TOTAL SPAIN			456,512,115

Sweden - 2.0%
Alfa Laval AB (b)		397,193	11,056,373
ASSA ABLOY AB (B Shares)		1,267,001	32,019,832
Atlas Copco AB:
(A Shares) (b)		825,843	37,441,141
(B Shares) (b)		517,221	20,470,454
Boliden AB (b)		346,552	15,026,901
Electrolux AB (B Shares)		296,779	4,526,001
Embracer Group AB (a)(b)		704,020	4,705,678
Epiroc AB:
(A Shares)		834,962	16,927,237
(B Shares)		489,093	8,532,646
EQT AB		374,651	10,603,305
Ericsson (B Shares)		3,692,845	29,458,656
Essity AB (B Shares)		770,072	20,307,559
Evolution AB (c)		217,772	22,343,040
Fastighets AB Balder (a)		131,807	6,533,314
Getinge AB (B Shares)		291,720	8,438,815
H&M Hennes & Mauritz AB (B Shares) (b)		926,978	11,669,801
Hexagon AB (B Shares) (b)		2,465,943	31,817,893
Husqvarna AB (B Shares)		537,704	5,139,969
Industrivarden AB:
(A Shares) (b)		170,335	4,364,415
(C Shares) (b)		196,111	4,937,972
Investor AB:
(A Shares)		714,772	14,929,099
(B Shares) (b)		2,185,627	42,057,811
Kinnevik AB (B Shares) (a)		309,647	6,060,554
L E Lundbergforetagen AB		92,069	4,305,733
Latour Investment AB (B Shares)		189,360	5,016,633
Lifco AB		292,277	6,130,700
Lundin Petroleum AB		252,100	10,423,291
Nibe Industrier AB (B Shares)		1,804,547	17,692,510
Sagax AB		203,622	5,201,411
Sandvik AB (b)		1,424,930	26,971,521
Securitas AB (B Shares)		425,712	5,026,299
Sinch AB (a)(c)		659,002	2,912,388
Skandinaviska Enskilda Banken AB (A Shares)		2,062,195	23,125,651
Skanska AB (B Shares)		422,293	8,066,721
SKF AB (B Shares)		477,483	7,798,581
Svenska Cellulosa AB SCA (B Shares)		763,815	14,781,959
Svenska Handelsbanken AB (A Shares)		1,845,914	18,618,478
Swedbank AB (A Shares)		1,147,134	18,146,790
Swedish Match Co. AB (b)		1,977,027	15,746,587
Tele2 AB (B Shares) (b)		630,921	8,362,410
Telia Co. AB		3,378,572	14,023,148
Volvo AB:
(A Shares)		254,775	4,188,664
(B Shares) (b)		1,799,613	28,710,020

TOTAL SWEDEN			614,617,961

Switzerland - 6.5%
ABB Ltd. (Reg.) (b)		2,088,997	62,674,006
Adecco SA (Reg.)		204,744	7,901,053
Alcon, Inc. (Switzerland)		634,239	45,285,217
Bachem Holding AG (B Shares)		7,887	3,441,476
Baloise Holdings AG		59,211	10,299,218
Barry Callebaut AG		4,596	10,577,951
Clariant AG (Reg.)		275,672	4,706,635
Coca-Cola HBC AG		263,180	5,335,683
Compagnie Financiere Richemont SA Series A		659,823	76,665,317
Credit Suisse Group AG(b)		3,137,817	21,297,375
Credit Suisse Group AG sponsored ADR (b)		194,628	1,304,008
Ems-Chemie Holding AG		8,938	7,973,814
Geberit AG (Reg.)		45,419	25,901,267
Givaudan SA (b)		11,670	46,382,668
Holcim AG		668,815	32,702,065
Julius Baer Group Ltd.		279,835	13,372,711
Kuehne & Nagel International AG		69,424	19,421,106
Lindt & Spruengli AG		133	15,768,219
Lindt & Spruengli AG (participation certificate)		1,387	15,555,197
Logitech International SA (Reg.)		220,313	14,337,667
Lonza Group AG		93,990	55,419,729
Nestle SA (Reg. S)		3,556,821	459,164,565
Novartis AG		2,767,380	244,551,471
Partners Group Holding AG		28,725	30,434,064
Roche Holding AG:
(Bearer) (b)		36,590	14,699,868
(participation certificate)		891,694	330,652,664
Schindler Holding AG:
(participation certificate)		51,070	9,811,856
(Reg.)		25,762	4,945,642
SGS SA (Reg.)		7,631	19,608,016
Sika AG		179,314	54,772,943
Sonova Holding AG		68,105	24,560,443
Straumann Holding AG		130,880	15,429,659
Swatch Group AG (Bearer)		40,781	10,466,149
Swatch Group AG (Bearer) (Reg.)		45,284	2,234,050
Swiss Life Holding AG		39,980	23,376,927
Swiss Prime Site AG		93,167	9,106,566
Swiss Re Ltd. (b)		381,752	31,306,278
Swisscom AG		32,865	19,433,102
Temenos Group AG		84,523	8,532,240
UBS Group AG		4,234,406	71,885,989
UBS Group AG (b)		213,276	3,591,568
VAT Group AG (c)		34,101	10,547,832
Vifor Pharma AG		59,142	10,366,284
Vifor Pharma AG		13,010	2,320,293
Zurich Insurance Group Ltd.		190,186	86,585,967

TOTAL SWITZERLAND			1,994,706,818

Taiwan - 4.3%
Accton Technology Corp.		643,000	5,018,126
Acer, Inc.		3,754,060	3,484,803
Advantech Co. Ltd.		498,076	6,194,881
ASE Technology Holding Co. Ltd.		4,214,943	13,454,731
Asia Cement Corp.		2,948,785	4,794,547
ASMedia Technology, Inc.		36,000	1,695,287
ASUSTeK Computer, Inc.		906,422	10,908,841
AU Optronics Corp.		10,252,000	5,859,108
Catcher Technology Co. Ltd.		876,000	4,288,927
Cathay Financial Holding Co. Ltd.		9,924,332	20,878,218
Chang Hwa Commercial Bank		5,369,951	3,359,044
Cheng Shin Rubber Industry Co. Ltd.		2,246,513	2,533,203
China Development Financial Ho		19,351,457	11,676,287
China Steel Corp.		14,889,421	18,046,690
Chunghwa Picture Tubes, Ltd. (a)(d)		551	0
Chunghwa Telecom Co. Ltd.		4,800,400	21,291,942
Compal Electronics, Inc.		5,302,394	3,981,043
CTBC Financial Holding Co. Ltd.		23,312,255	22,943,222
Delta Electronics, Inc.		2,454,383	20,499,649
E Ink Holdings, Inc.		1,081,000	6,183,881
E.SUN Financial Holdings Co. Ltd.		15,214,049	17,386,052
ECLAT Textile Co. Ltd.		244,420	4,012,818
eMemory Technology, Inc.		83,000	3,490,189
Evergreen Marine Corp. (Taiwan)		3,205,554	15,417,524
Far Eastern New Century Corp.		3,560,032	3,610,871
Far EasTone Telecommunications Co. Ltd.		2,078,000	5,841,927
Feng Tay Enterprise Co. Ltd.		560,563	3,610,983
First Financial Holding Co. Ltd.		13,131,802	12,339,280
Formosa Chemicals & Fibre Corp.		4,504,620	12,138,459
Formosa Petrochemical Corp.		1,402,000	4,326,584
Formosa Plastics Corp.		4,850,640	17,253,900
Foxconn Technology Co. Ltd.		1,206,811	2,392,640
Fubon Financial Holding Co. Ltd.		9,478,001	23,811,805
Giant Manufacturing Co. Ltd.		382,042	3,195,845
GlobalWafers Co. Ltd.		280,000	4,882,456
HIWIN Technologies Corp.		342,622	2,538,601
Hon Hai Precision Industry Co. Ltd. (Foxconn)		15,751,593	53,996,458
Hotai Motor Co. Ltd.		386,000	7,531,599
Hua Nan Financial Holdings Co. Ltd.		10,865,710	8,694,765
Innolux Corp.		12,027,819	5,480,112
Inventec Corp.		3,527,209	3,014,954
Largan Precision Co. Ltd.		128,000	7,267,754
Lite-On Technology Corp.		2,731,053	5,987,102
MediaTek, Inc.		1,922,989	53,042,651
Mega Financial Holding Co. Ltd.		13,751,833	19,343,248
Micro-Star International Co. Ltd.		937,000	3,785,804
momo.com, Inc.		54,000	1,426,246
Nan Ya Plastics Corp.		6,512,980	19,038,866
Nan Ya Printed Circuit Board Corp.		288,000	3,827,490
Nanya Technology Corp.		1,594,000	3,489,989
Nien Made Enterprise Co. Ltd.		195,000	2,054,959
Novatek Microelectronics Corp.		739,000	9,781,388
Oneness Biotech Co. Ltd. (a)		273,000	1,789,975
Pegatron Corp.		2,618,652	6,207,402
Pou Chen Corp.		2,813,240	2,935,407
President Chain Store Corp.		763,000	7,063,716
Quanta Computer, Inc.		3,497,000	9,854,845
Realtek Semiconductor Corp.		591,744	8,034,177
Ruentex Development Co. Ltd.		1,416,490	3,709,420
Shin Kong Financial Holding Co. Ltd.		15,551,616	5,145,224
Sinopac Financial Holdings Co.		13,071,250	8,054,088
Synnex Technology International Corp.		1,691,920	4,406,021
Taishin Financial Holdings Co. Ltd.		12,996,868	8,506,164
Taiwan Cement Corp.		6,665,311	10,352,846
Taiwan Cooperative Financial Holding Co. Ltd.		12,040,837	11,585,253
Taiwan High Speed Rail Corp.		2,273,000	2,154,628
Taiwan Mobile Co. Ltd.		2,169,400	7,974,592
Taiwan Semiconductor Manufacturing Co. Ltd.		31,142,000	563,445,553
The Shanghai Commercial & Savings Bank Ltd.		4,559,815	7,526,347
Unified-President Enterprises Corp.		6,082,620	14,080,754
Unimicron Technology Corp.		1,517,000	10,646,397
United Microelectronics Corp.		15,058,000	23,934,374
Vanguard International Semiconductor Corp.		1,138,000	4,006,340
Voltronic Power Technology Corp.		79,000	3,458,256
Wan Hai Lines Ltd.		787,000	3,816,905
Win Semiconductors Corp.		439,000	2,858,966
Winbond Electronics Corp.		4,000,000	3,613,315
Wiwynn Corp.		103,000	3,524,124
WPG Holding Co. Ltd.		2,021,378	3,710,367
Yageo Corp.		551,292	7,445,247
Yang Ming Marine Transport Corp. (a)		2,226,000	9,291,898
Yuanta Financial Holding Co. Ltd.		12,057,248	10,618,654

TOTAL TAIWAN			1,300,857,004

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		894,500	5,597,415
Advanced Information Service PCL NVDR		595,500	3,726,396
Airports of Thailand PCL:
(For. Reg.) (a)		3,379,500	6,536,506
NVDR (a)		2,074,800	4,013,003
Asset World Corp. PCL:
(For. Reg.)		8,077,300	1,131,068
NVDR		2,412,000	337,753
B. Grimm Power PCL (For. Reg.)		794,300	749,776
Bangkok Commercial Asset Management PCL:
(For. Reg.)		745,500	416,095
NVDR		2,181,100	1,217,365
Bangkok Dusit Medical Services PCL:
(For. Reg.)		8,284,500	6,206,698
NVDR		3,511,200	2,630,570
Bangkok Expressway and Metro PCL:
(For. Reg.)		5,848,100	1,402,211
NVDR		4,958,000	1,188,790
Berli Jucker PCL:
unit		784,000	781,431
(For. Reg.)		600,400	598,432
BTS Group Holdings PCL:
(For. Reg.)		3,939,900	1,019,630
NVDR		6,189,700	1,619,826
Bumrungrad Hospital PCL:
NVDR		263,300	1,227,902
(For. Reg.)		333,600	1,555,746
Carabao Group PCL NVDR		370,000	1,177,374
Central Pattana PCL:
(For. Reg.)		1,878,700	3,297,349
NVDR		569,300	999,191
Central Retail Corp. PCL:
(For. Reg.)		1,222,150	1,397,823
NVDR		1,274,700	1,457,927
Charoen Pokphand Foods PCL:
(For. Reg.)		3,517,640	2,472,751
(NVDR)		1,430,000	1,005,229
CP ALL PCL:
(For. Reg.)		4,617,300	8,713,261
NVDR		3,098,300	5,846,771
Delta Electronics PCL:
(For. Reg.)		273,200	2,863,142
NVDR		146,000	1,530,083
Electricity Generating PCL:
(For. Reg.)		240,100	1,162,694
NVDR		128,200	620,814
Energy Absolute PCL:
(For. Reg.)		1,281,300	3,271,590
NVDR		514,300	1,320,642
Global Power Synergy Public Co. Ltd.:
(For. Reg.)		488,700	942,735
NVDR		452,600	873,095
Gulf Energy Development PCL:
(For. Reg.)		1,688,000	2,383,263
NVDR		1,876,600	2,649,545
Home Product Center PCL:
(For. Reg.)		5,041,347	2,193,720
NVDR		2,741,100	1,192,778
Indorama Ventures PCL NVDR		2,108,700	2,763,820
Intouch Holdings PCL:
(For. Reg.)		1,148,900	2,340,807
NVDR		348,700	710,453
Krung Thai Bank PCL:
(For. Reg.)		1,971,475	869,906
NVDR		1,986,200	876,404
Krungthai Card PCL:
(For. Reg.)		502,900	841,429
NVDR		648,100	1,084,371
Land & House PCL:
NVDR		2,161,800	601,328
(For. Reg.)		7,055,500	1,962,563
Minor International PCL:
unit (a)		1,550,282	1,568,071
warrants 2/15/24 (a)		12,037	1,710
(For. Reg.) (a)		2,339,241	2,366,084
Muangthai Leasing PCL:
(For. Reg.)		569,191	762,789
NVDR		394,600	528,815
Osotspa PCL:
(For. Reg.)		630,600	640,068
NVDR		1,040,700	1,056,326
PTT Exploration and Production PCL:
(For. Reg.)		1,224,151	5,360,861
NVDR		512,800	2,245,679
PTT Global Chemical PCL:
(For. Reg.)		2,006,886	2,912,167
NVDR		903,300	1,310,767
PTT Oil & Retail Business PCL NVDR		3,694,300	2,684,278
PTT PCL:
(For. Reg.)		7,683,000	8,357,411
NVDR		4,711,500	5,125,074
Ratch Group PCL:
unit		560,600	719,630
(For. Reg.)		514,200	660,068
SCB X PCL:
(For. Reg.)		269,700	891,854
NVDR unit		260,150	860,274
SCG Packaging PCL NVDR		1,537,700	2,465,850
Siam Cement PCL:
(For. Reg.)		581,550	6,255,949
NVDR		459,000	4,937,634
Siam Commercial Bank PCL:
(For. Reg.)		269,700	906,356
(NVDR)		260,150	874,262
Sri Trang Gloves Thailand PCL:
(For. Reg.)		689,200	481,578
NVDR		410,700	290,927
Srisawad Corp. PCL:
warrants 8/29/25 (a)		22,064	4,600
(For. Reg.)		677,100	1,046,517
NVDR		402,200	625,477
Thai Oil PCL:
(For. Reg.)		1,052,600	1,723,799
NVDR		490,200	802,780
Thai Union Frozen Products PCL (For. Reg.)		2,880,000	1,417,615
True Corp. PCL:
(For. Reg.)		6,974,635	977,590
NVDR		7,580,400	1,062,496

TOTAL THAILAND			163,304,827

Turkey - 0.1%
Akbank TAS		3,785,478	2,274,104
Aselsan A/S		937,990	1,547,708
Bim Birlesik Magazalar A/S JSC		604,630	3,402,208
Eregli Demir ve Celik Fabrikalari T.A.S.		1,791,041	4,048,109
Ford Otomotiv Sanayi A/S		89,616	1,803,999
Koc Holding A/S		909,120	2,461,342
Turk Sise ve Cam Fabrikalari A/S		1,667,820	2,035,317
Turkcell Iletisim Hizmet A/S		1,463,269	2,132,584
Turkiye Garanti Bankasi A/S		3,010,620	3,037,334
Turkiye Is Bankasi A/S Series C		1,991,184	1,412,097
Turkiye Petrol Rafinerileri A/S (a)		156,676	2,471,235

TOTAL TURKEY			26,626,037

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC		3,526,134	9,772,817
Abu Dhabi Islamic Bank		1,845,300	4,410,976
Abu Dhabi National Oil Co. for Distribution PJSC		3,561,874	4,004,993
Aldar Properties PJSC (a)		4,992,651	7,679,851
Dubai Islamic Bank Pakistan Ltd. (a)		3,708,204	6,511,732
Emaar Properties PJSC (a)		5,032,918	8,742,058
Emirates NBD Bank PJSC (a)		3,201,910	13,293,891
Emirates Telecommunications Corp.		4,397,938	41,907,360
First Abu Dhabi Bank PJSC		5,587,876	34,138,369

TOTAL UNITED ARAB EMIRATES			130,462,047

United Kingdom - 9.0%
3i Group PLC		1,231,766	20,158,150
Abrdn PLC		2,781,779	6,531,973
Admiral Group PLC		246,703	7,765,539
Anglo American PLC (United Kingdom)		1,616,772	71,608,427
Antofagasta PLC		497,117	9,516,761
Ashtead Group PLC		562,757	29,098,617
Associated British Foods PLC		453,096	9,066,789
AstraZeneca PLC (United Kingdom)		1,957,677	261,234,839
Auto Trader Group PLC (c)		1,205,891	9,517,087
Aveva Group PLC		154,585	4,154,637
Aviva PLC		4,790,887	25,703,725
BAE Systems PLC		4,014,755	37,082,916
Barclays PLC		21,144,137	38,865,937
Barratt Developments PLC		1,292,323	7,906,489
Berkeley Group Holdings PLC		141,842	7,193,730
BP PLC		19,799,089	95,585,949
BP PLC sponsored ADR		874,643	25,119,747
British American Tobacco PLC (United Kingdom)		2,744,682	115,036,048
British Land Co. PLC		1,132,795	7,296,802
BT Group PLC		11,288,842	25,033,992
Bunzl PLC		424,761	16,387,545
Burberry Group PLC		512,621	10,116,813
Compass Group PLC		2,256,080	47,607,463
Croda International PLC		176,418	17,134,870
Diageo PLC		2,950,157	147,179,907
GlaxoSmithKline PLC		6,354,891	143,255,618
Halma PLC		482,547	14,812,042
Hargreaves Lansdown PLC		453,484	5,191,641
Hikma Pharmaceuticals PLC		220,188	5,172,307
HSBC Holdings PLC (United Kingdom)		25,708,727	160,657,112
Imperial Brands PLC		1,155,036	24,042,683
Informa PLC (a)		1,890,821	13,413,296
InterContinental Hotel Group PLC		232,163	14,821,225
Intertek Group PLC		204,699	12,755,810
J Sainsbury PLC		2,255,985	6,582,413
JD Sports Fashion PLC		3,256,301	5,365,328
Johnson Matthey PLC		246,049	6,768,388
Kingfisher PLC		2,672,441	8,427,735
Land Securities Group PLC		892,646	8,371,743
Legal & General Group PLC		7,537,969	23,496,571
Lloyds Banking Group PLC		89,683,408	50,936,922
London Stock Exchange Group PLC		415,984	41,012,584
M&G PLC		3,283,388	8,717,219
Melrose Industries PLC		5,482,583	7,966,731
Mondi PLC		372,644	7,000,477
Mondi PLC		236,323	4,455,793
National Grid PLC		4,546,025	67,540,192
NatWest Group PLC		7,143,348	19,164,085
Next PLC		169,202	12,673,349
NMC Health PLC (a)		75,611	756
Ocado Group PLC (a)		618,159	7,069,669
Pearson PLC		543,330	5,275,628
Pearson PLC sponsored ADR (b)		401,037	3,886,049
Persimmon PLC		403,336	10,504,595
Phoenix Group Holdings PLC		898,700	6,807,113
Prudential PLC		3,472,005	43,221,080
Reckitt Benckiser Group PLC		902,296	70,366,096
RELX PLC (London Stock Exchange)		2,447,416	72,909,701
Rentokil Initial PLC		2,356,645	16,186,081
Rio Tinto PLC		1,419,507	100,296,923
Rolls-Royce Holdings PLC (a)		10,606,083	10,872,942
Sage Group PLC		1,278,543	11,732,671
Schroders PLC		156,230	5,514,955
Segro PLC		1,519,386	25,437,710
Severn Trent PLC		312,457	12,280,040
Shell PLC (London)		9,732,179	261,269,053
Smith & Nephew PLC		1,114,687	18,067,474
Smiths Group PLC		504,113	9,224,916
Spirax-Sarco Engineering PLC		93,057	14,041,886
SSE PLC		1,344,662	31,230,883
St. James's Place PLC		687,277	11,044,259
Standard Chartered PLC (United Kingdom)		3,307,740	22,612,774
Taylor Wimpey PLC		4,543,559	7,145,911
Tesco PLC		9,782,133	33,233,038
Unilever PLC		3,249,515	151,070,337
United Utilities Group PLC		850,627	12,223,862
Vodafone Group PLC		25,192,958	38,141,113
Vodafone Group PLC sponsored ADR		896,840	13,623,000
Whitbread PLC		267,719	9,345,222

TOTAL UNITED KINGDOM			2,759,141,753

United States of America - 0.2%
360 DigiTech, Inc. ADR		111,230	1,605,049
Coca-Cola European Partners PLC		260,422	13,008,079
Dada Nexus Ltd. ADR (a)		69,295	528,721
DiDi Global, Inc. ADR		254,122	477,749
Fiverr International Ltd. (a)(b)		35,006	1,864,070
Legend Biotech Corp. ADR (a)		59,039	2,370,416
Li Auto, Inc. ADR (a)		699,047	15,679,624
NICE Ltd. sponsored ADR (a)		22,281	4,599,021
Southern Copper Corp.		110,269	6,866,451
Yum China Holdings, Inc.		541,384	22,629,851

TOTAL UNITED STATES OF AMERICA			69,629,031

TOTAL COMMON STOCKS
(Cost $28,707,713,337)			29,620,739,457

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)		289,500	1,147,706
Ambev SA sponsored ADR		491,407	1,429,994
Banco Bradesco SA:
(PN)		6,527,934	23,740,583
(PN) sponsored ADR		1,392,823	5,014,163
Braskem SA Class A		228,800	1,861,333
BRF SA sponsored ADR (a)(b)		74,305	208,054
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		249,442	2,025,728
Companhia Energetica de Minas Gerais (CEMIG) (PN)		1,346,888	3,996,571
Gerdau SA		1,458,850	8,253,327
Itau Unibanco Holding SA		5,042,661	24,346,589
Itau Unibanco Holding SA sponsored ADR		1,038,799	4,975,847
Itausa-Investimentos Itau SA (PN)		5,821,062	10,843,957
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)		4,543,540	27,827,626
(PN) sponsored ADR (non-vtg.)		905,983	11,116,411
sponsored ADR		315,461	4,280,806

TOTAL BRAZIL			131,068,695

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)		171,578	12,736,160
Colombia - 0.0%
Bancolombia SA (PN)		637,500	6,184,942
France - 0.0%
Air Liquide SA (a)		41,793	7,230,539
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		98,369	7,246,705
Fuchs Petrolub AG		92,094	2,904,760
Henkel AG & Co. KGaA		242,341	15,561,034
Porsche Automobil Holding SE (Germany)		193,640	15,971,413
Sartorius AG (non-vtg.)		33,185	12,442,036
Volkswagen AG		234,243	36,276,380

TOTAL GERMANY			90,402,328

Korea (South) - 0.2%
AMOREPACIFIC Corp.		1	60
Hyundai Motor Co.		33,896	2,502,049
Hyundai Motor Co. Series 2		52,928	3,940,582
LG Chemical Ltd.		9,321	1,828,802
LG Household & Health Care Ltd.		1,381	540,643
Samsung Electronics Co. Ltd.		1,035,977	48,312,078

TOTAL KOREA (SOUTH)			57,124,214

Russia - 0.0%
Surgutneftegas OJSC (d)		8,898,217	201,896
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $321,044,781)			304,948,774
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	39,981

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (g)
(Cost $39,658,150)		40,000,000	39,514,654
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $39,658,150)			39,514,654
		Shares	Value

Money Market Funds - 5.7%
Fidelity Cash Central Fund 0.32% (h)		542,506,762	$542,615,263
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)		1,181,729,680	1,181,847,852
TOTAL MONEY MARKET FUNDS
(Cost $1,724,462,708)			1,724,463,115
TOTAL INVESTMENT IN SECURITIES - 103.9%
(Cost $30,792,925,657)			31,689,705,981
NET OTHER ASSETS (LIABILITIES) - (3.9)%			(1,183,145,107)
NET ASSETS - 100%			$30,506,560,874

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3,654	June 2022	$364,778,820	$(2,994,211)	$(2,994,211)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,133	June 2022	165,641,710	3,749,129	3,749,129
TME S&P/TSX 60 Index Contracts (Canada)	251	June 2022	48,924,143	(1,029,756)	(1,029,756)
TOTAL FUTURES CONTRACTS					$(274,838)

The notional amount of futures purchased as a percentage of Net Assets is 1.9%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $728,313,256 or 2.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,514,654.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$489,430,157	$5,076,632,114	$5,023,447,007	$562,967	$--	$(1)	$542,615,263	1.0%
Fidelity Securities Lending Cash Central Fund 0.32%	703,170,009	3,540,932,617	3,062,254,774	2,500,378	--	--	1,181,847,852	3.1%
Total	$1,192,600,166	$8,617,564,731	$8,085,701,781	$3,063,345	$--	$(1)	$1,724,463,115

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,884,354,721	$324,264,642	$1,557,733,161	$2,356,918
Consumer Discretionary	3,266,193,942	251,682,807	3,014,330,134	181,001
Consumer Staples	2,651,958,169	245,772,317	2,406,136,987	48,865
Energy	1,704,613,276	622,019,324	1,079,547,010	3,046,942
Financials	6,122,739,825	1,567,511,294	4,554,254,847	973,684
Health Care	2,876,126,797	70,065,956	2,806,060,841	--
Industrials	3,575,706,467	390,306,689	3,185,399,778	--
Information Technology	3,446,423,852	220,168,897	3,226,254,955	--
Materials	2,646,037,990	606,275,323	2,037,366,747	2,395,920
Real Estate	752,288,636	53,719,475	694,832,592	3,736,569
Utilities	999,244,556	146,568,625	852,373,141	302,790
Corporate Bonds	39,981	--	39,981	--
U.S. Government and Government Agency Obligations	39,514,654	--	39,514,654	--
Money Market Funds	1,724,463,115	1,724,463,115	--	--
Total Investments in Securities:	$31,689,705,981	$6,222,818,464	$25,453,844,828	$13,042,689
Derivative Instruments:
Assets
Futures Contracts	$3,749,129	$3,749,129	$--	$--
Total Assets	$3,749,129	$3,749,129	$--	$--
Liabilities
Futures Contracts	$(4,023,967)	$(4,023,967)	$--	$--
Total Liabilities	$(4,023,967)	$(4,023,967)	$--	$--
Total Derivative Instruments:	$(274,838)	$(274,838)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$3,749,129	$(4,023,967)
Total Equity Risk	3,749,129	(4,023,967)
Total Value of Derivatives	$3,749,129	$(4,023,967)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $1,092,998,667) — See accompanying schedule: Unaffiliated issuers (cost $29,068,462,949)	$29,965,242,866
Fidelity Central Funds (cost $1,724,462,708)	1,724,463,115
Total Investment in Securities (cost $30,792,925,657)		$31,689,705,981
Segregated cash with brokers for derivative instruments		1,975,539
Foreign currency held at value (cost $25,265,418)		25,279,867
Receivable for investments sold		2,644,953
Receivable for fund shares sold		14,001,687
Dividends receivable		94,062,226
Reclaims receivable		31,616,301
Interest receivable		26
Distributions receivable from Fidelity Central Funds		979,074
Other receivables		66,332
Total assets		31,860,331,986
Liabilities
Payable to custodian bank	$33,176
Payable for investments purchased
Regular delivery	318,827
Delayed delivery	702,089
Payable for fund shares redeemed	129,091,480
Payable to investment adviser for expense recoupment	79,007
Payable for daily variation margin on futures contracts	5,995,540
Other payables and accrued expenses	35,683,260
Collateral on securities loaned	1,181,867,733
Total liabilities		1,353,771,112
Net Assets		$30,506,560,874
Net Assets consist of:
Paid in capital		$30,122,343,983
Total accumulated earnings (loss)		384,216,891
Net Assets		$30,506,560,874
Net Asset Value, offering price and redemption price per share ($30,506,560,874 ÷ 2,304,432,130 shares)		$13.24

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$425,881,423
Non-Cash dividends		36,230,516
Interest		33,765
Income from Fidelity Central Funds (including $2,500,378 from security lending)		3,063,345
Income before foreign taxes withheld		465,209,049
Less foreign taxes withheld		(38,952,463)
Total income		426,256,586
Expenses
Custodian fees and expenses	$2,876,388
Independent trustees' fees and expenses	47,516
Total expenses before reductions	2,923,904
Expense reductions	(797,348)
Total expenses after reductions		2,126,556
Net investment income (loss)		424,130,030
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $21,759)	(156,635,724)
Foreign currency transactions	(5,085,495)
Futures contracts	(54,102,038)
Total net realized gain (loss)		(215,823,257)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $4,557,875)	(4,427,409,466)
Fidelity Central Funds	(1)
Assets and liabilities in foreign currencies	(4,876,798)
Futures contracts	(7,129,818)
Total change in net unrealized appreciation (depreciation)		(4,439,416,083)
Net gain (loss)		(4,655,239,340)
Net increase (decrease) in net assets resulting from operations		$(4,231,109,310)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$424,130,030	$657,103,626
Net realized gain (loss)	(215,823,257)	10,580,928
Change in net unrealized appreciation (depreciation)	(4,439,416,083)	4,801,097,013
Net increase (decrease) in net assets resulting from operations	(4,231,109,310)	5,468,781,567
Distributions to shareholders	(836,166,095)	(362,237,580)
Share transactions
Proceeds from sales of shares	5,623,800,854	10,518,243,482
Reinvestment of distributions	836,166,095	362,237,580
Cost of shares redeemed	(1,750,992,635)	(3,299,611,978)
Net increase (decrease) in net assets resulting from share transactions	4,708,974,314	7,580,869,084
Total increase (decrease) in net assets	(358,301,091)	12,687,413,071
Net Assets
Beginning of period	30,864,861,965	18,177,448,894
End of period	$30,506,560,874	$30,864,861,965
Other Information
Shares
Sold	381,974,207	695,122,777
Issued in reinvestment of distributions	56,080,892	25,892,608
Redeemed	(118,709,365)	(222,365,668)
Net increase (decrease)	319,345,734	498,649,717

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.55	$12.23	$12.78	$11.80	$13.22	$10.95
Income from Investment Operations
Net investment income (loss)A,B	.19	.38	.29	.40	.37	.33
Net realized and unrealized gain (loss)	(2.11)	3.18	(.56)	.90	(1.46)	2.21
Total from investment operations	(1.92)	3.56	(.27)	1.30	(1.09)	2.54
Distributions from net investment income	(.39)	(.24)	(.26)	(.32)	(.31)	(.27)
Distributions from net realized gain	–	–	(.01)	–	(.02)	(.01)
Total distributions	(.39)	(.24)	(.28)C	(.32)	(.33)	(.27)C
Net asset value, end of period	$13.24	$15.55	$12.23	$12.78	$11.80	$13.22
Total ReturnD,E	(12.63)%	29.34%	(2.27)%	11.36%	(8.48)%	23.84%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.02%H	.02%	.02%	.04%	.06%	.06%
Expenses net of fee waivers, if any	.01%H	.01%	.01%	.04%	.06%	.06%
Expenses net of all reductions	.01%H	.01%	.01%	.04%	.06%	.06%
Net investment income (loss)	2.65%H	2.52%	2.42%	3.27%	2.82%	2.74%
Supplemental Data
Net assets, end of period (000 omitted)	$30,506,561	$30,864,862	$18,177,449	$12,066,585	$5,946,725	$4,997,008
Portfolio turnover rateI	4%H	5%J	5%	3%J	2%	4%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,846,310,811
Gross unrealized depreciation	(4,319,224,345)
Net unrealized appreciation (depreciation)	$527,086,466
Tax cost	$31,162,344,677

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(13,296,134)
Long-term	(219,909,155)
Total capital loss carryforward	$(233,205,289)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series Global ex U.S. Index Fund	5,080,712,030	546,368,875

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Series Global ex U.S. Index Fund	13,852,005	209,303,799

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Global ex U.S. Index Fund	$272,532	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .013% of average net assets. This reimbursement will remain in place through February 28, 2025. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $797,348.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Series Global ex U.S. Index Fund	.01%
Actual		$1,000.00	$873.70	$.05
Hypothetical-C		$1,000.00	$1,024.74	$.05

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SGX-SANN-0622
1.899282.112

Fidelity® Emerging Markets Index Fund

Fidelity® Global ex U.S. Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Fidelity® Emerging Markets Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Global ex U.S. Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Emerging Markets Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	2.6
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.3
Vale SA (Brazil, Metals & Mining)	1.0
China Construction Bank Corp. (H Shares) (China, Banks)	1.0
Infosys Ltd. (India, IT Services)	1.0
JD.com, Inc. Class A (Cayman Islands, Internet & Direct Marketing Retail)	0.9
23.1

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	22.8
Information Technology	19.6
Consumer Discretionary	12.0
Communication Services	9.7
Materials	8.6
Consumer Staples	6.3
Industrials	5.3
Energy	4.9
Health Care	3.1
Utilities	2.8
Real Estate	1.9

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	16.3%
Taiwan	14.6%
India	13.2%
Korea (South)	12.0%
China	11.4%
Brazil	5.1%
Saudi Arabia	4.6%
United States of America*	3.8%
South Africa	3.5%
Other	15.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Emerging Markets Index Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.6%
		Shares	Value
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)		3,458,000	$1,948,323
Alibaba Pictures Group Ltd. (a)		10,210,000	861,494
Beijing Enterprises Water Group Ltd.		3,908,000	1,264,190
China Gas Holdings Ltd.		2,645,200	3,224,413
China Resource Gas Group Ltd.		796,000	2,990,883
China Ruyi Holdings Ltd. (a)		2,376,000	569,468
Cosco Shipping Ports Ltd.		1,600,977	1,141,556
Credicorp Ltd.		4,801	669,499
Credicorp Ltd. (United States)		53,028	7,365,059
GOME Retail Holdings Ltd. (a)		11,013,802	533,505
Hopson Development Holdings Ltd.		615,620	1,186,973
Huabao International Holdings Ltd. (b)		811,000	442,454
Kunlun Energy Co. Ltd.		3,376,000	2,801,698
Nine Dragons Paper (Holdings) Ltd.		1,460,000	1,289,377
Shenzhen International Holdings Ltd.		1,112,078	1,191,023

TOTAL BERMUDA			27,479,915

Brazil - 3.8%
Ambev SA		4,094,500	12,025,231
Americanas SA		557,511	2,706,391
Atacadao SA		440,000	1,830,682
B3 SA - Brasil Bolsa Balcao		5,259,642	14,149,261
Banco Bradesco SA		1,304,780	3,934,965
Banco BTG Pactual SA unit		1,028,300	4,802,526
Banco do Brasil SA		745,400	5,008,584
Banco Inter SA unit		298,302	915,309
Banco Santander SA (Brasil) unit		354,400	2,275,953
BB Seguridade Participacoes SA		588,800	3,028,587
BRF SA (a)		608,336	1,670,972
CCR SA		1,028,800	2,582,431
Centrais Eletricas Brasileiras SA (Electrobras)		277,765	2,274,280
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		287,200	2,586,801
Companhia Siderurgica Nacional SA (CSN)		596,500	2,542,148
Cosan SA		892,596	3,791,405
Energisa SA unit		143,100	1,378,914
ENGIE Brasil Energia SA		176,550	1,496,262
Equatorial Energia SA		878,300	4,554,984
Hapvida Participacoes e Investimentos SA (c)		3,672,944	6,515,381
Hypera SA		335,500	2,539,348
Itausa-Investimentos Itau SA		21,642	42,199
JBS SA		582,700	4,461,047
Klabin SA unit		610,700	2,561,903
Localiza Rent A Car SA		520,649	5,575,129
Lojas Renner SA		867,198	4,165,890
Magazine Luiza SA		2,594,524	2,560,964
Natura & Co. Holding SA (a)		777,590	2,923,856
Petro Rio SA (a)		490,800	2,650,585
Petroleo Brasileiro SA - Petrobras (ON)		3,326,097	22,497,130
Raia Drogasil SA		931,900	3,945,159
Rede D'Oregon Sao Luiz SA (c)		348,600	2,589,848
Rumo SA		1,129,000	3,738,252
Suzano Papel e Celulose SA		643,017	6,452,345
Telefonica Brasil SA		430,500	4,631,579
TIM SA		698,000	1,903,142
Totvs SA		443,900	2,870,475
Ultrapar Participacoes SA		634,600	1,677,651
Vale SA		3,532,307	59,508,258
Vibra Energia SA		1,039,191	4,439,307
Weg SA		1,451,064	8,834,439

TOTAL BRAZIL			230,639,573

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(d)		376,000	0
VK Co. Ltd. unit (a)(d)		100,000	38,743

TOTAL BRITISH VIRGIN ISLANDS			38,743

Cayman Islands - 16.3%
3SBio, Inc. (c)		1,099,000	775,336
51job, Inc. sponsored ADR (a)(b)		26,204	1,594,513
AAC Technology Holdings, Inc. (b)		628,500	1,468,040
Agile Property Holdings Ltd.		1,034,000	495,172
Airtac International Group		119,551	3,246,213
Akeso, Inc. (a)(c)		247,000	460,797
Alibaba Group Holding Ltd. (a)		13,044,540	159,113,247
Anta Sports Products Ltd.		936,400	10,761,572
Autohome, Inc. ADR Class A		65,292	1,898,038
Baidu, Inc. sponsored ADR (a)		239,884	29,786,396
BeiGene Ltd. ADR (a)		40,255	6,440,800
Bilibili, Inc. ADR (a)(b)		141,556	3,445,473
Bosideng International Holdings Ltd.		2,858,000	1,425,487
Chailease Holding Co. Ltd.		1,119,574	8,902,024
China Conch Environment Protection Holdings Ltd. (a)		868,030	731,468
China Conch Venture Holdings Ltd.		1,413,500	3,670,538
China Education Group Holdings Ltd.		675,000	575,260
China Evergrande Group (d)		3,416,000	718,287
China Feihe Ltd. (c)		3,081,000	2,929,316
China Hongqiao Group Ltd.		1,991,500	2,477,884
China Huishan Dairy Holdings Co. Ltd. (a)(d)		888,000	1
China Liansu Group Holdings Ltd.		935,000	1,169,248
China Literature Ltd. (a)(c)		350,800	1,474,105
China Medical System Holdings Ltd.		1,175,000	1,682,302
China Meidong Auto Holding Ltd.		490,000	1,612,773
China Mengniu Dairy Co. Ltd.		2,731,000	14,739,267
China Overseas Property Holdings Ltd.		1,095,000	1,296,159
China Resources Cement Holdings Ltd.		2,178,000	1,807,168
China Resources Land Ltd.		2,760,744	12,330,073
China Resources Microelectronics Ltd. (A Shares)		90,590	658,744
China Resources Mixc Lifestyle Services Ltd. (c)		484,600	2,328,171
China State Construction International Holdings Ltd.		1,721,000	2,221,190
ChinaSoft International Ltd.		2,216,000	1,793,056
Chindata Group Holdings Ltd. ADR (a)		99,183	618,902
CIFI Ever Sunshine Services Group Ltd.		672,000	890,000
CIFI Holdings Group Co. Ltd.		3,015,236	1,450,382
Country Garden Holdings Co. Ltd.		6,757,958	4,674,324
Country Garden Services Holdings Co. Ltd.		1,704,000	7,181,985
Dali Foods Group Co. Ltd. (c)		1,786,000	908,902
Daqo New Energy Corp. ADR (a)		51,069	2,122,938
Dongyue Group Co. Ltd.		1,275,000	1,501,036
ENN Energy Holdings Ltd.		683,300	9,152,855
GDS Holdings Ltd. ADR (a)(b)		76,049	2,389,460
Geely Automobile Holdings Ltd.		5,114,000	7,907,210
Genscript Biotech Corp. (a)		992,000	2,802,004
Greentown China Holdings Ltd.		740,500	1,300,392
Greentown Service Group Co. Ltd.		1,226,000	1,220,519
Haidilao International Holding Ltd. (b)(c)		973,000	1,888,592
Haitian International Holdings Ltd.		561,000	1,380,862
Hansoh Pharmaceutical Group Co. Ltd. (c)		1,020,000	1,680,073
Hello Group, Inc. ADR		132,466	704,719
Hengan International Group Co. Ltd.		567,500	2,681,907
Huazhu Group Ltd. ADR		155,857	4,713,116
HUTCHMED China Ltd. sponsored ADR (a)		74,893	1,130,135
Hygeia Healthcare Holdings Co. (c)		298,600	1,442,945
I-Mab ADR (a)(b)		33,204	416,378
Innovent Biologics, Inc. (a)(c)		1,008,500	3,127,803
iQIYI, Inc. ADR (a)(b)		294,334	1,047,829
JD Health International, Inc. (a)(c)		297,800	1,856,503
JD.com, Inc. Class A		1,737,657	54,177,636
Jinxin Fertility Group Ltd. (c)		1,112,500	697,306
Jiumaojiu International Holdings Ltd. (b)(c)		636,000	1,399,252
JOYY, Inc. ADR		47,904	1,895,561
Kanzhun Ltd. ADR (b)		73,466	1,728,655
KE Holdings, Inc. ADR (a)		309,315	4,386,087
Kingboard Chemical Holdings Ltd.		584,000	2,629,237
Kingboard Laminates Holdings Ltd.		822,000	1,260,911
Kingdee International Software Group Co. Ltd. (a)		2,169,000	4,426,048
Kingsoft Cloud Holdings Ltd. ADR (a)(b)		81,455	294,867
Kingsoft Corp. Ltd.		866,200	2,599,475
Kuaishou Technology Class B (a)(c)		410,200	3,349,605
KWG Group Holdings Ltd.		1,102,000	394,312
Lee & Man Paper Manufacturing Ltd.		1,154,000	552,009
Legend Biotech Corp. ADR (a)		85	3,413
Li Ning Co. Ltd.		1,988,000	15,494,808
Logan Property Holdings Co. Ltd. (b)		1,185,000	368,682
Longfor Properties Co. Ltd. (c)		1,563,000	7,740,893
Lufax Holding Ltd. ADR		497,675	2,762,096
Meituan Class B (a)(c)		3,532,300	75,684,495
Microport Scientific Corp.		558,800	1,098,356
Ming Yuan Cloud Group Holdings Ltd.		502,000	652,008
Minth Group Ltd.		656,000	1,545,672
NetEase, Inc.		1,780,650	34,108,850
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		132,751	1,666,025
NIO, Inc. sponsored ADR (a)		1,121,304	18,725,777
Noah Holdings Ltd. sponsored ADR (a)		30,053	540,052
Parade Technologies Ltd.		66,000	3,140,495
Pinduoduo, Inc. ADR (a)		381,419	16,435,345
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		402,300	990,144
Powerlong Real Estate Holding Ltd.		1,258,000	426,586
RLX Technology, Inc. ADR (a)		431,441	875,825
Sany Heavy Equipment International Holdings Co. Ltd.		1,008,000	949,616
Seazen Group Ltd.		1,872,000	790,708
Shenzhou International Group Holdings Ltd.		715,700	9,711,310
Shimao Property Holdings Ltd. (b)(d)		1,080,000	608,334
Shimao Services Holdings Ltd. (c)		713,000	376,309
Silergy Corp.		69,000	6,146,681
Sino Biopharmaceutical Ltd.		8,925,000	4,681,446
Smoore International Holdings Ltd. (b)(c)		1,553,000	3,247,818
Sunac China Holdings Ltd. (d)		2,797,000	1,387,629
Sunac Services Holdings Ltd. (c)		928,000	505,752
Sunny Optical Technology Group Co. Ltd.		616,100	8,978,972
TAL Education Group ADR (a)		364,146	1,234,455
Tencent Holdings Ltd.		4,960,500	233,762,993
Tencent Music Entertainment Group ADR (a)		573,605	2,437,821
Tingyi (Cayman Islands) Holding Corp.		1,700,000	3,102,775
Tongcheng Travel Holdings Ltd. (a)		883,600	1,558,115
Topsports International Holdings Ltd. (c)		1,383,000	1,057,789
Trip.com Group Ltd. ADR (a)		441,675	10,445,614
Uni-President China Holdings Ltd.		1,136,000	995,479
Vinda International Holdings Ltd.		322,000	776,405
Vipshop Holdings Ltd. ADR (a)		383,441	2,937,158
Want Want China Holdings Ltd.		4,115,000	3,714,475
Weibo Corp. sponsored ADR (a)(b)		53,057	1,227,739
Weimob, Inc. (a)(b)(c)		1,637,000	959,313
Wuxi Biologics (Cayman), Inc. (a)(c)		3,109,500	22,950,649
Xiaomi Corp. Class B (a)(c)		12,359,400	18,815,188
Xinyi Solar Holdings Ltd.		4,247,498	6,313,592
XPeng, Inc. ADR (a)		335,674	8,260,937
Yadea Group Holdings Ltd. (c)		1,042,000	1,570,602
Yihai International Holding Ltd.		409,000	1,151,367
Zai Lab Ltd. ADR (a)		65,957	2,635,642
Zhen Ding Technology Holding Ltd.		594,000	2,104,402
Zhongsheng Group Holdings Ltd. Class H		519,000	3,429,458
ZTO Express, Inc. sponsored ADR		377,501	10,385,053

TOTAL CAYMAN ISLANDS			991,481,968

Chile - 0.3%
Banco de Chile		39,776,392	3,971,762
Banco de Credito e Inversiones		48,087	1,488,128
Banco Santander Chile		57,816,526	2,781,805
Cencosud SA		1,271,396	2,035,104
Compania Cervecerias Unidas SA		137,505	919,108
Empresas CMPC SA		968,639	1,443,712
Empresas COPEC SA		339,670	2,497,456
Enel Americas SA		18,515,851	1,938,958
Enel Chile SA		24,414,113	643,878
Falabella SA		663,502	1,863,464

TOTAL CHILE			19,583,375

China - 11.4%
360 Security Technology, Inc. (A Shares) (a)		521,500	640,298
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		174,400	629,536
A-Living Smart City Services C (H Shares) (c)		482,000	762,317
Addsino Co. Ltd. (A Shares)		75,700	102,394
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)		31,451	493,620
AECC Aero-Engine Control Co. Ltd. (A Shares)		74,200	266,510
AECC Aviation Power Co. Ltd.		140,200	795,663
Agricultural Bank of China Ltd.:
(A Shares)		3,513,900	1,623,430
(H Shares)		21,200,000	7,951,313
Aier Eye Hospital Group Co. Ltd. (A Shares)		269,787	1,451,363
Air China Ltd.:
(A Shares) (a)		203,800	289,554
(H Shares) (a)		1,866,000	1,257,765
Aluminum Corp. of China Ltd.:
(A shares) (a)		743,400	525,988
(H Shares) (a)		3,328,000	1,526,153
Angel Yeast Co. Ltd. (A Shares)		39,500	228,475
Anhui Conch Cement Co. Ltd.:
(A Shares)		271,400	1,634,573
(H Shares)		993,500	5,398,714
Anhui Gujing Distillery Co. Ltd.:
(A Shares)		14,300	420,003
(B Shares)		110,000	1,463,555
Anhui Honglu Steel Construction Group Co. Ltd.		21,600	117,721
Anhui Kouzi Distillery Co. Ltd. (A Shares)		27,200	209,519
Anhui Yingjia Distillery Co. Ltd. (A Shares)		31,400	271,011
Anjoy Foods Group Co. Ltd. (A Shares)		11,900	232,161
Apeloa Pharmaceutical Co. Ltd. A Shares		60,600	170,154
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		12,500	501,173
Autel Intelligent Technology Corp. Ltd. (A Shares)		20,479	86,770
Autobio Diagnostics Co. Ltd.		28,790	198,496
Avary Holding Shenzhen Co. Ltd. (A Shares)		81,500	359,875
AVIC Capital Co. Ltd. (A Shares)		331,300	191,737
AVIC Electromechanical Systems Co. Ltd. (A Shares)		211,900	315,167
AviChina Industry & Technology Co. Ltd. (H Shares)		2,160,000	1,171,933
Avicopter PLC (A Shares)		32,600	209,092
Bank of Beijing Co. Ltd. (A Shares)		809,980	558,120
Bank of Changsha Co. Ltd. (A Shares)		99,300	111,113
Bank of Chengdu Co. Ltd. (A Shares)		145,500	367,287
Bank of China Ltd.:
(A Shares)		2,478,700	1,208,698
(H Shares)		68,162,000	26,745,583
Bank of Communications Co. Ltd.:
(A Shares)		1,506,200	1,153,333
(H Shares)		8,219,000	5,719,512
Bank of Hangzhou Co. Ltd. (A Shares)		287,720	660,605
Bank of Jiangsu Co. Ltd. (A Shares)		695,600	765,967
Bank of Nanjing Co. Ltd. (A Shares)		466,400	813,864
Bank of Ningbo Co. Ltd. (A Shares)		314,380	1,711,781
Bank of Shanghai Co. Ltd. (A Shares)		528,077	516,789
Baoshan Iron & Steel Co. Ltd. (A Shares)		1,130,500	1,096,609
BBMG Corp.:
(A Shares)		233,900	98,705
(H Shares)		1,161,000	189,964
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		15,400	64,019
Beijing Capital International Airport Co. Ltd. (H Shares) (a)		1,672,000	913,426
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		205,000	220,959
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		51,240	112,454
Beijing Easpring Material Technology Co. Ltd. (A Shares)		24,900	248,709
Beijing Enlight Media Co. Ltd. (A Shares)		106,500	116,340
Beijing Kingsoft Office Software, Inc. (A Shares)		21,223	601,083
Beijing New Building Materials PLC (A Shares)		84,600	368,973
Beijing Originwater Technology Co. Ltd. (A Shares)		133,600	94,066
Beijing Roborock Technology Co. Ltd. (A Shares)		3,269	282,427
Beijing Shiji Information Technology Co. Ltd. (A Shares)		70,900	191,594
Beijing Shunxin Agriculture Co. Ltd.		28,700	88,246
Beijing Sinnet Technology Co. Ltd. (A Shares)		53,000	76,799
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		75,500	223,586
Beijing United Information Technology Co. Ltd. (A Shares)		16,300	236,448
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)		30,305	737,141
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		11,400	201,274
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		2,227,700	1,540,281
Betta Pharmaceuticals Co. Ltd. (A Shares)		22,300	144,110
BGI Genomics Co. Ltd.		21,800	206,826
BOC International China Co. Ltd.		84,400	157,971
BOE Technology Group Co. Ltd. (A Shares)		2,031,100	1,159,965
By-Health Co. Ltd. (A Shares)		80,400	242,793
BYD Co. Ltd.:
(A Shares)		113,100	4,102,414
(H Shares)		692,000	20,138,394
C&S Paper Co. Ltd. (A Shares)		54,800	86,632
Caitong Securities Co. Ltd.		246,090	262,881
CanSino Biologics, Inc.:
(A Shares) (a)		9,057	207,747
(H Shares) (a)(c)		63,200	670,615
CECEP Solar Energy Co. Ltd. (A Shares)		149,200	149,667
CECEP Wind-Power Corp. (A Shares)		245,100	147,841
CGN Power Co. Ltd. (H Shares) (c)		9,172,000	2,577,365
Chacha Food Co. Ltd. (A Shares)		23,900	191,213
Changchun High & New Technology Industry Group, Inc. (A Shares)		20,900	492,942
Changjiang Securities Co. Ltd. (A Shares)		269,500	224,250
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		13,700	263,517
Chaozhou Three-Circle Group Co. (A Shares)		92,300	397,601
Chengtun Mining Group Co. Ltd. (A Shares)		125,500	130,863
Chengxin Lithium Group Co. Ltd. (A Shares) (a)		42,700	282,820
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		64,100	177,457
China Baoan Group Co. Ltd. (A Shares)		129,300	174,013
China Bohai Bank Co. Ltd. (H Shares) (c)		2,693,000	440,468
China Cinda Asset Management Co. Ltd. (H Shares)		7,635,000	1,287,451
China CITIC Bank Corp. Ltd.:
(A Shares)		97,700	74,066
(H Shares)		7,809,000	3,968,923
China Coal Energy Co. Ltd. (H Shares)		1,795,000	1,511,150
China Communications Services Corp. Ltd. (H Shares)		2,080,000	947,317
China Construction Bank Corp.:
(A Shares)		1,305,800	1,193,990
(H Shares)		81,940,000	58,373,993
China CSSC Holdings Ltd. (A Shares)		229,100	540,339
China Eastern Airlines Corp. Ltd. (A Shares) (a)		447,500	317,470
China Energy Engineering Corp. Ltd. (A Shares) (a)		1,733,800	629,439
China Everbright Bank Co. Ltd.:
(A Shares)		1,630,600	783,848
(H Shares)		3,815,000	1,382,051
China Galaxy Securities Co. Ltd.:
(A Shares)		136,500	189,754
(H Shares)		3,323,000	1,807,456
China Great Wall Securities Co. Ltd. (A Shares)		130,700	161,403
China Greatwall Technology Group Co. Ltd. (A Shares)		151,900	205,599
China International Capital Corp. Ltd.		39,300	220,622
China International Capital Corp. Ltd. (H Shares) (c)		1,270,000	2,545,555
China International Travel Service Corp. Ltd. (A Shares)		104,000	2,821,220
China Jushi Co. Ltd. (A Shares)		209,004	493,058
China Life Insurance Co. Ltd.:
(A Shares)		113,300	433,074
(H Shares)		6,515,000	9,467,421
China Longyuan Power Grid Corp. Ltd. (H Shares)		2,891,000	5,576,198
China Merchants Bank Co. Ltd.:
(A Shares)		966,600	5,807,272
(H Shares)		3,472,346	20,928,698
China Merchants Securities Co. Ltd. (A Shares)		386,700	742,253
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		416,100	985,557
China Minmetals Rare Earth Co. Ltd. (A Shares)		47,600	165,307
China Minsheng Banking Corp. Ltd.:
(A Shares)		1,399,200	781,429
(H Shares)		4,026,040	1,526,647
China Molybdenum Co. Ltd.:
(A Shares)		673,400	470,803
(H Shares)		3,369,000	1,675,399
China National Building Materials Co. Ltd. (H Shares)		3,554,000	4,729,709
China National Chemical Engineering Co. Ltd. (A Shares)		319,700	437,348
China National Nuclear Power Co. Ltd. (A Shares)		741,600	792,381
China Northern Rare Earth Group High-Tech Co. Ltd.		184,000	870,987
China Oilfield Services Ltd. (H Shares)		1,630,000	1,668,729
China Pacific Insurance (Group) Co. Ltd.		269,800	843,135
China Pacific Insurance (Group) Co. Ltd. (H Shares)		2,408,000	5,338,475
China Petroleum & Chemical Corp.:
(A Shares)		1,162,500	758,735
(H Shares)		21,823,000	10,681,751
China Railway Group Ltd.:
(A Shares)		751,800	803,379
(H Shares)		4,053,000	2,838,572
China Railway Signal & Communications Corp. (A Shares)		418,589	272,559
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		53,200	296,045
China Shenhua Energy Co. Ltd.:
(A Shares)		177,800	824,034
(H Shares)		3,173,500	10,138,878
China Southern Airlines Ltd.:
(A Shares) (a)		265,000	259,484
(H Shares) (a)		1,960,000	1,094,636
China State Construction Engineering Corp. Ltd. (A Shares)		2,365,980	2,239,126
China Suntien Green Energy Corp. Ltd. (H Shares)		1,526,000	861,458
China Three Gorges Renewables Group Co. Ltd. (A Shares)		1,596,800	1,396,054
China Tower Corp. Ltd. (H Shares) (c)		36,038,000	4,205,973
China TransInfo Technology Co. Ltd. (A Shares)		57,600	73,990
China United Network Communications Ltd. (A Shares)		1,559,100	827,774
China Vanke Co. Ltd.:
(A Shares)		596,400	1,746,437
(H Shares)		1,353,300	3,191,083
China Yangtze Power Co. Ltd. (A Shares)		1,176,200	4,029,864
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)		25,500	404,383
China Zheshang Bank Co. Ltd.		494,100	246,833
Chongqing Brewery Co. Ltd. (A Shares) (a)		23,200	436,770
Chongqing Changan Automobile Co. Ltd. (A Shares)		320,920	501,924
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		39,300	206,275
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		1,127,000	437,612
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		83,000	1,181,242
CITIC Securities Co. Ltd.:
(A Shares)		785,795	2,316,212
(H Shares)		2,483,425	5,456,417
CNGR Advanced Material Co. Ltd.		24,800	311,611
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)		91,600	100,950
Contemporary Amperex Technology Co. Ltd.		119,400	7,275,659
COSCO Shipping Development Co. Ltd. (A Shares)		398,900	184,948
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)		24,600	29,214
(H Shares)		484,000	253,917
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		547,110	1,177,554
(H Shares)		3,042,550	4,733,486
CRRC Corp. Ltd.:
(A Shares)		1,161,500	883,547
(H Shares)		4,154,000	1,541,079
CSC Financial Co. Ltd. (A Shares)		228,800	738,170
Daan Gene Co. Ltd.		80,296	218,094
Daqin Railway Co. Ltd. (A Shares)		705,200	708,852
DaShenLin Pharmaceutical Group Co. Ltd.		39,180	155,751
DHC Software Co. Ltd. (A Shares)		118,000	102,858
Do-Fluoride New Materials Co. Ltd. (A Shares)		35,800	168,703
Dong E-E-Jiao Co. Ltd. (A Shares)		35,600	162,297
Dongfang Electric Corp. Ltd. (A Shares)		148,400	279,732
Dongfeng Motor Group Co. Ltd. (H Shares)		2,490,000	1,816,444
Dongxing Securities Co. Ltd. (A Shares)		152,700	188,655
East Money Information Co. Ltd. (A Shares)		635,798	2,160,942
Ecovacs Robotics Co. Ltd. Class A		23,100	373,931
ENN Natural Gas Co. Ltd. (A Shares)		109,000	268,784
Eve Energy Co. Ltd. (A shares)		97,755	953,813
Everbright Securities Co. Ltd. (A Shares)		197,300	337,177
Fangda Carbon New Material Co. Ltd. (A Shares)		201,281	213,427
FAW Jiefang Group Co. Ltd. (A Shares)		144,400	176,269
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		35,800	72,295
First Capital Securities Co. Ltd. (A Shares)		201,700	167,718
Flat Glass Group Co. Ltd.		186,000	665,103
Flat Glass Group Co. Ltd. (A Shares)		168,000	1,018,332
Focus Media Information Technology Co. Ltd. (A Shares)		696,220	609,417
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		197,364	2,419,263
Founder Securities Co. Ltd. (A Shares)		420,600	386,479
Foxconn Industrial Internet Co. Ltd. (A Shares)		418,196	599,152
Fujian Sunner Development Co. Ltd. A Shares (a)		57,000	139,817
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		174,800	932,330
(H Shares) (c)		426,800	1,743,775
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		10,900	552,642
Ganfeng Lithium Co. Ltd. (A Shares)		94,500	1,562,151
GCL System Integration Technology Co. Ltd. (a)		296,800	122,522
GD Power Development Co. Ltd. (A Shares)		889,900	403,486
GEM Co. Ltd. (A Shares)		220,900	223,208
Gemdale Corp. (A Shares)		238,700	516,523
GF Securities Co. Ltd.:
(A Shares)		224,600	538,911
(H Shares)		1,117,000	1,396,088
Giant Network Group Co. Ltd. (A Shares)		369,100	457,656
Gigadevice Semiconductor Beijing, Inc. (A Shares)		34,084	632,280
Ginlong Technologies Co. Ltd. (A Shares)		12,700	366,711
GoerTek, Inc. (A Shares)		175,300	919,358
Gotion High-tech Co. Ltd. (A Shares) (a)		67,400	270,325
Great Wall Motor Co. Ltd.:
(A Shares)		97,400	361,421
(H Shares)		2,731,000	3,824,565
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		191,000	896,756
Greenland Holdings Corp. Ltd. (A Shares)		475,779	344,905
GRG Banking Equipment Co. Ltd. (A Shares)		123,600	158,517
Guangdong Haid Group Co. Ltd. (A Shares)		81,500	757,055
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		16,200	189,446
Guanghui Energy Co. Ltd. (A Shares) (a)		321,300	429,723
Guangzhou Automobile Group Co. Ltd.		126,100	230,237
Guangzhou Automobile Group Co. Ltd. (H Shares)		2,312,000	1,960,336
Guangzhou Baiyunshan Pharma Health (A Shares)		74,600	326,804
Guangzhou Haige Communications Group (A Shares)		93,600	127,689
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		20,300	248,864
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)		1,457,600	541,102
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		34,200	395,583
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		48,200	538,943
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		138,965	153,669
Guolian Securities Co. Ltd.		102,000	142,949
Guosen Securities Co. Ltd. (A Shares)		339,200	493,876
Guotai Junan Securities Co. Ltd. (A Shares)		392,100	858,474
Guoyuan Securities Co. Ltd. (A Shares)		209,110	189,416
Haier Smart Home Co. Ltd.		2,061,800	7,283,917
Haier Smart Home Co. Ltd. (A Shares)		248,000	961,752
Haitong Securities Co. Ltd.:
(A Shares)		272,900	370,628
(H Shares)		2,803,200	1,957,681
Hanergy Mobile Energy Holding (a)(d)		1,618,000	2
Hangzhou First Applied Material Co. Ltd. (A Shares)		48,400	670,220
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		51,900	120,452
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		44,300	174,012
Hangzhou Robam Appliances Co. Ltd. (A Shares)		42,200	195,903
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		66,400	413,660
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)		31,400	420,620
(H Shares) (c)		92,500	896,463
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		33,400	113,785
Heilongjiang Agriculture Co. Ltd. (A Shares)		68,200	144,663
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		146,823	657,579
Hengli Petrochemical Co. Ltd. (A Shares)		297,240	932,431
Hengtong Optic-electric Co. Ltd. (A Shares)		116,100	175,496
Hengyi Petrochemical Co. Ltd. (A Shares)		142,920	164,213
Hesteel Co. Ltd. (A Shares)		401,600	140,795
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		27,600	339,600
Hongfa Technology Co. Ltd. (A Shares)		44,200	321,404
Hoshine Silicon Industry Co. Ltd. (A Shares)		21,900	260,676
Huadian Power International Corp. Ltd. (A Shares)		345,900	194,405
Huadong Medicine Co. Ltd. (A Shares)		76,480	391,313
Huafon Chemical Co. Ltd. (A Shares)		226,200	264,351
Huagong Tech Co. Ltd. (A Shares)		51,900	130,926
Hualan Biological Engineer, Inc. (A Shares)		99,960	250,713
Huaneng Power International, Inc.:
(A Shares)		287,400	313,648
(H Shares)		3,282,000	1,648,695
Huatai Securities Co. Ltd.:
(A Shares)		195,700	391,211
(H Shares) (c)		1,615,600	2,220,532
HUAXI Securities Co. Ltd.		118,000	123,717
Huaxia Bank Co. Ltd. (A Shares)		535,200	439,746
Huaxin Cement Co. Ltd. (A Shares)		73,500	242,039
Huayu Automotive Systems Co. Ltd. (A Shares)		155,200	456,290
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)		56,200	269,346
Huizhou Desay SV Automotive Co. Ltd.		21,800	389,568
Humanwell Healthcare Group Co. Ltd. (A Shares)		82,500	194,202
Hunan Valin Steel Co. Ltd. (A Shares)		316,100	276,227
Hundsun Technologies, Inc. (A Shares)		94,379	540,830
iFlytek Co. Ltd. (A Shares)		139,000	769,283
IMEIK Technology Development Co. Ltd. (A Shares)		11,200	868,399
Industrial & Commercial Bank of China Ltd.:
(A Shares)		4,519,400	3,259,379
(H Shares)		47,467,000	28,613,426
Industrial Bank Co. Ltd. (A Shares)		1,058,300	3,253,301
Industrial Securities Co. Ltd. (A Shares)		338,700	330,490
Ingenic Semiconductor Co. Ltd. (A Shares)		23,800	264,073
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		308,500	1,787,252
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		2,301,300	648,631
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		423,600	278,326
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)		177,700	226,001
Inspur Electronic Information Industry Co. Ltd. (A Shares)		73,196	271,225
Intco Medical Technology Co. Ltd. (A Shares)		26,650	115,477
JA Solar Technology Co. Ltd. (A Shares)		81,500	991,552
Jafron Biomedical Co. Ltd. (A Shares)		39,590	246,363
Jason Furniture Hangzhou Co. Ltd. (A Shares)		28,400	248,249
JCET Group Co. Ltd. (A Shares)		89,900	290,239
Jiangsu Eastern Shenghong Co. Ltd.		162,700	298,978
Jiangsu Expressway Co. Ltd. (H Shares)		1,094,000	1,080,847
Jiangsu Hengli Hydraulic Co. Ltd.		66,976	462,120
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		332,475	1,476,369
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		59,500	400,798
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		75,400	1,799,084
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		13,600	268,515
Jiangsu Yoke Technology Co. Ltd. (A Shares)		22,200	149,477
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		46,700	167,861
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		161,800	395,160
Jiangxi Copper Co. Ltd.:
(A Shares)		92,000	240,971
(H Shares)		1,037,000	1,622,101
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		144,600	126,703
Jinke Properties Group Co. Ltd. (A Shares)		276,500	187,105
JiuGui Liquor Co. Ltd. (A Shares)		15,200	342,086
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		99,800	167,395
Joinn Laboratories China Co. Ltd. (A Shares)		17,640	263,231
Jointown Pharmaceutical Group (A Shares)		31,600	61,114
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		38,400	144,362
Juewei Food Co. Ltd.		28,500	188,109
Kingfa Sci & Tech Co. Ltd. (A Shares)		121,300	150,997
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		119,400	237,848
Kunlun Tech Co. Ltd. (A Shares)		117,500	253,036
Kweichow Moutai Co. Ltd. (A Shares)		64,700	17,855,705
Lakala Payment Co. Ltd. (A Shares)		21,500	57,588
Laobaixing Pharmacy Chain JSC (A Shares)		19,120	92,680
Lb Group Co. Ltd. (A Shares)		118,673	325,251
Lens Technology Co. Ltd. (A Shares)		259,000	393,990
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		89,400	229,233
Leyard Optoelectronic Co. Ltd. (A Shares)		125,400	112,547
Lingyi iTech Guangdong Co. (A Shares) (a)		374,400	239,933
Livzon Pharmaceutical Group, Inc. (A Shares)		32,800	164,521
LONGi Green Energy Technology Co. Ltd.		276,720	2,797,634
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)		8,200	148,835
Luxi Chemical Group Co. Ltd. (d)		92,400	254,472
Luxshare Precision Industry Co. Ltd. (A Shares)		362,228	1,674,367
Luzhou Laojiao Co. Ltd. (A Shares)		73,900	2,337,600
Mango Excellent Media Co. Ltd. (A Shares)		87,107	466,387
Maxscend Microelectronics Co. Ltd. (A Shares)		17,060	472,623
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		106,860	80,257
Metallurgical Corp. China Ltd. (A Shares)		927,200	487,978
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)		36,500	108,730
Ming Yang Smart Energy Group Ltd. (A Shares)		106,000	350,458
Montage Technology Co. Ltd. (A Shares)		70,089	610,743
Muyuan Foodstuff Co. Ltd. (A Shares)		267,740	2,094,180
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		59,950	232,925
Nanjing Securities Co. Ltd. (A Shares)		181,700	203,271
NARI Technology Co. Ltd. (A Shares)		289,260	1,386,201
National Silicon Industry Group Co. Ltd. (A Shares) (a)		106,325	331,094
NAURA Technology Group Co. Ltd.		26,700	949,069
NavInfo Co. Ltd. (A Shares) (a)		98,400	183,518
New China Life Insurance Co. Ltd.		67,900	304,453
New China Life Insurance Co. Ltd. (H Shares)		852,500	2,159,978
New Hope Liuhe Co. Ltd. (A Shares) (a)		223,700	471,904
Ninestar Corp. (A Shares)		54,100	332,079
Ningbo Joyson Electronic Corp. (A shares)		63,400	103,638
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)		26,366	362,982
Ningbo Shanshan Co. Ltd. (A Shares)		131,500	434,941
Ningbo Tuopu Group Co. Ltd. (A Shares)		54,700	426,168
Ningxia Baofeng Energy Group Co. Ltd.		309,100	654,251
Nongfu Spring Co. Ltd. (H Shares) (c)		1,530,600	8,099,823
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)		70,500	221,330
Northeast Securities Co. Ltd. (A Shares)		98,100	96,427
Offshore Oil Enginering Co. Ltd. (A Shares)		134,000	82,564
OFILM Group Co. Ltd. (A Shares) (a)		174,600	145,124
Oppein Home Group, Inc. (A Shares)		23,660	415,476
Orient Securities Co. Ltd. (A Shares)		391,808	536,144
Ovctek China, Inc. (A Shares)		42,320	235,412
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		402,300	187,261
People's Insurance Co. of China Group Ltd.:
(A Shares)		195,400	128,684
(H Shares)		7,653,000	2,437,892
Perfect World Co. Ltd. (A Shares)		170,700	378,757
PetroChina Co. Ltd.:
(A Shares)		904,400	730,632
(H Shares)		18,666,000	8,860,639
PharmaBlock Sciences (Nanjing), Inc. (A Shares)		10,400	119,535
Pharmaron Beijing Co. Ltd.:
(A Shares)		28,700	541,243
(H Shares) (c)		124,200	1,560,257
PICC Property & Casualty Co. Ltd. (H Shares)		6,005,840	6,142,890
Ping An Bank Co. Ltd. (A Shares)		981,600	2,261,765
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		540,494	3,619,336
(H Shares)		5,494,500	34,729,190
Poly Developments & Holdings (A Shares)		621,600	1,706,081
Postal Savings Bank of China Co. Ltd.		1,209,200	982,635
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		7,291,000	5,527,890
Power Construction Corp. of China Ltd. (A Shares)		785,800	913,332
Proya Cosmetics Co. Ltd. (A Shares)		9,400	285,982
Raytron Technology Co. Ltd. (A Shares)		23,151	124,794
Risesun Real Estate Development Co. Ltd. (A Shares)		206,100	116,680
Riyue Heavy Industry Co. Ltd. (A Shares)		49,900	121,921
Rongsheng Petrochemical Co. Ltd. (A Shares)		514,700	1,057,656
SAIC Motor Corp. Ltd. (A Shares)		404,200	967,948
Sailun Group Co. Ltd. A Shares		144,900	209,727
Sangfor Technologies, Inc.		26,000	347,930
Sany Heavy Industry Co. Ltd. (A Shares)		441,800	1,095,730
Satellite Chemical Co. Ltd. (A Shares)		86,180	467,439
SDIC Capital Co. Ltd.		321,232	309,590
SDIC Power Holdings Co. Ltd. (A Shares)		358,400	522,948
Sealand Securities Co. Ltd. (A Shares)		245,100	123,830
Seazen Holdings Co. Ltd. (A Shares)		119,600	500,090
SF Holding Co. Ltd. (A Shares)		246,000	1,896,508
SG Micro Corp. (A Shares)		11,900	497,218
Shaanxi Coal Industry Co. Ltd. (A Shares)		480,700	1,248,055
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		56,743	155,371
Shandong Gold Mining Co. Ltd.:
(A Shares)		385,184	1,118,694
(H Shares) (c)		251,000	463,616
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		108,220	490,121
Shandong Linglong Tyre Co. Ltd. (A Shares)		68,000	181,540
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		575,800	279,828
Shandong Sun Paper Industry JSC Ltd. (A Shares)		110,400	204,511
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		2,168,400	2,310,102
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		34,700	162,296
Shanghai Baosight Software Co. Ltd.		363,100	1,332,267
Shanghai Baosight Software Co. Ltd. (A Shares)		53,800	384,220
Shanghai Construction Group Co. Ltd. (A Shares)		477,900	233,107
Shanghai Electric Group Co. Ltd. (A Shares)		736,300	425,344
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		99,800	643,301
(H Shares)		438,000	1,873,826
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)		4,125	153,053
Shanghai International Airport Co. Ltd. (A Shares) (a)		50,700	376,235
Shanghai International Port Group Co. Ltd. (A Shares)		459,100	409,732
Shanghai Jahwa United Co. Ltd. (A Shares)		27,500	128,983
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		38,200	308,322
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)		36,019	516,714
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		69,760	134,136
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		1,084,703	991,614
Shanghai M&G Stationery, Inc. (A Shares)		47,000	339,355
Shanghai Medicilon, Inc. (A Shares)		3,107	179,027
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		99,400	263,459
(H Shares)		721,300	1,166,323
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		1,450,600	1,757,225
Shanghai Putailai New Energy Technology Co. Ltd.		35,312	624,482
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		431,400	351,202
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		99,800	135,248
Shanghai Zhangjiang High Ltd. (A Shares)		60,000	104,865
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		138,400	321,954
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		212,600	331,914
Shanxi Securities Co. Ltd. (A Shares)		161,130	121,278
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		274,600	244,894
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		61,540	2,525,885
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		193,060	403,313
Shenghe Resources Holding Co. Ltd. (A Shares)		81,300	191,385
Shengyi Technology Co. Ltd.		122,600	307,233
Shennan Circuits Co. Ltd. (A Shares)		25,340	361,966
Shenwan Hongyuan Group Co. Ltd. (A Shares)		1,168,700	718,097
Shenzhen Capchem Technology Co. Ltd. (A Shares)		20,600	205,731
Shenzhen Energy Group Co. Ltd. (A Shares)		193,860	169,911
Shenzhen Goodix Technology Co. Ltd. (A Shares)		24,800	209,915
Shenzhen Inovance Technology Co. Ltd. (A Shares)		135,850	1,173,585
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		71,500	104,741
Shenzhen Kangtai Biological Products Co. Ltd.		35,900	349,918
Shenzhen Kedali Industry Co. Ltd.		11,400	207,885
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		62,400	2,940,798
Shenzhen MTC Co. Ltd. (A Shares) (a)		186,000	89,989
Shenzhen New Industries Biomedical Engineering Co. Ltd.		32,700	197,931
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		406,700	370,326
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		62,900	217,433
Shenzhen SC New Energy Technology Corp. (A Shares)		17,600	156,524
Shenzhen Senior Technology Material Co. Ltd. (A Shares)		56,038	177,246
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		35,700	134,278
Shenzhen Sunway Communication Co. Ltd. (A Shares)		44,700	98,123
Shenzhen Transsion Holdings Co. Ltd. (A Shares)		34,327	435,901
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		82,960	307,582
Sichuan Chuantou Energy Co. Ltd. (A Shares)		184,400	306,495
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)		435,600	206,721
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		67,700	173,218
Sichuan New Energy Power Co. Ltd. (A Shares) (a)		62,400	155,530
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		245,700	386,250
Sichuan Swellfun Co. Ltd. (A Shares)		23,600	250,093
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)		55,500	219,829
Sinolink Securities Co. Ltd. (A Shares)		145,200	179,691
Sinoma Science & Technology Co. Ltd. (A Shares)		83,800	254,493
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		288,900	134,988
Sinopharm Group Co. Ltd. (H Shares)		1,185,200	2,727,358
Sinotrans Ltd.		85,600	48,430
Sinotrans Ltd. (H Shares)		661,000	199,765
Siyuan Electric Co. Ltd. (A Shares)		41,500	187,258
SKSHU Paint Co. Ltd. (A Shares)		18,680	208,582
Songcheng Performance Development Co. Ltd. (A Shares)		93,280	175,322
Soochow Securities Co. Ltd. (A Shares)		240,045	244,448
Southwest Securities Co. Ltd. (A Shares)		317,200	177,590
StarPower Semiconductor Ltd. (A Shares)		8,700	446,482
Sungrow Power Supply Co. Ltd. (A Shares)		75,000	707,153
Suning.com Co. Ltd. (A Shares) (a)		314,100	152,932
Sunwoda Electronic Co. Ltd. (A Shares)		90,500	298,383
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		87,700	221,491
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		8,640	433,461
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)		29,100	265,698
TBEA Co. Ltd. (A Shares)		197,300	571,322
TCL Technology Group Corp. (A Shares)		680,500	426,361
Thunder Software Technology Co. Ltd. (A Shares)		25,800	360,751
Tianfeng Securities Co. Ltd. (A Shares)		426,900	192,596
Tianjin 712 Communication & Broadcasting Co. Ltd.		33,700	139,828
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		164,100	956,639
Tianma Microelectronics Co. Ltd. (A Shares)		121,900	167,526
Tianshan Aluminum Group Co. Ltd.		219,400	225,277
Tianshui Huatian Technology Co. Ltd. (A Shares)		157,900	202,084
Tibet Summit Industrial Co. Ltd. (A Shares) (a)		44,300	128,989
Titan Wind Energy Suzhou Co. Ltd. (A Shares)		97,300	145,882
Toly Bread Co. Ltd.		59,052	121,660
TongFu Microelectronics Co. Ltd. (A Shares)		59,700	118,148
Tongkun Group Co. Ltd. (A Shares)		119,700	273,151
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		501,200	261,120
Tongwei Co. Ltd. (A Shares)		228,200	1,401,629
Topchoice Medical Corp. (a)		15,300	294,825
Topsec Technologies Group, Inc.		70,200	97,246
Transfar Zhilian Co. Ltd.		140,400	133,048
TravelSky Technology Ltd. (H Shares)		750,000	1,132,632
Trina Solar Co. Ltd. (A Shares)		100,314	758,370
Tsingtao Brewery Co. Ltd.:
(A Shares)		53,200	689,203
(H Shares)		458,000	3,708,043
Unigroup Guoxin Microelectronics Co. Ltd.		30,900	850,959
Unisplendour Corp. Ltd. (A Shares)		146,203	373,739
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		84,500	153,338
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)		192,000	352,475
Walvax Biotechnology Co. Ltd. (A Shares)		80,700	646,147
Wanhua Chemical Group Co. Ltd. (A Shares)		160,200	1,873,740
Weichai Power Co. Ltd.:
(A Shares)		294,500	493,162
(H Shares)		1,772,200	2,475,598
Weihai Guangwei Composites Co. Ltd. (A Shares)		24,800	185,826
Wens Foodstuffs Group Co. Ltd. (A Shares)		320,780	902,742
Western Securities Co. Ltd. (A Shares)		208,100	194,780
Western Superconducting Technologies Co. Ltd. (A Shares)		20,533	251,670
Westone Information Industry, Inc. (A Shares)		43,400	206,430
Will Semiconductor Ltd.		44,400	997,994
Wingtech Technology Co. Ltd. (A Shares)		63,300	620,849
Winning Health Technology Group Co. Ltd. (A Shares)		75,880	90,548
Wuchan Zhongda Group Co. Ltd.		266,000	197,631
Wuhan Guide Infrared Co. Ltd. (A Shares)		117,736	272,430
Wuhu Token Science Co. Ltd. (A Shares)		123,200	112,791
Wuliangye Yibin Co. Ltd. (A Shares)		197,000	4,798,817
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		91,390	177,960
WuXi AppTec Co. Ltd.		150,644	2,334,107
WuXi AppTec Co. Ltd. (H Shares) (c)		282,022	3,836,006
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		40,080	263,913
Wuxi Shangji Automation Co. Ltd. (A Shares)		14,100	257,805
XCMG Construction Machinery Co. Ltd. (A Shares)		416,000	310,502
Xiamen C&D, Inc. (A Shares)		141,800	308,867
Xiamen Faratronic Co. Ltd. (A Shares)		11,300	247,770
Xiamen Intretech, Inc.		32,230	99,516
Xiamen Tungsten Co. Ltd. (A Shares)		63,000	148,771
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		168,700	284,702
(H Shares)		684,410	972,783
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		125,400	139,363
Yankuang Energy Group Co. Ltd.:
(A Shares)		156,700	818,873
(H Shares)		1,260,000	3,554,673
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		37,600	108,436
Yantai Jereh Oilfield Services (A Shares)		45,700	212,739
Yealink Network Technology Corp. Ltd.		44,550	520,956
Yifeng Pharmacy Chain Co. Ltd.		35,918	198,911
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)		74,800	540,211
Yintai Gold Co. Ltd. (A Shares)		102,380	143,888
Yonghui Superstores Co. Ltd. (A Shares)		420,700	280,525
YongXing Special Materials Technology Co. Ltd. (A Shares)		20,000	309,145
Yonyou Network Technology Co. Ltd. (A Shares)		214,038	613,479
Youngor Group Co. Ltd. (A Shares)		183,789	189,141
Youngy Co. Ltd. (A Shares) (a)		13,500	210,151
YTO Express Group Co. Ltd. (A Shares)		165,100	445,423
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		64,000	156,725
Yunda Holding Co. Ltd. (A Shares)		142,490	329,504
Yunnan Aluminium Co. Ltd. (A Shares) (a)		148,600	231,613
Yunnan Baiyao Group Co. Ltd. (A Shares)		68,000	781,016
Yunnan Energy New Material Co. Ltd.		45,200	1,372,200
Yunnan Tin Co. Ltd. (A Shares) (a)		78,800	211,551
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		30,900	1,419,286
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		769,897	550,848
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		235,300	180,410
Zhejiang Chint Electric Co. Ltd. (A Shares)		113,900	556,037
Zhejiang Dahua Technology Co. Ltd. (A Shares)		156,200	391,175
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		24,860	138,947
Zhejiang Expressway Co. Ltd. (H Shares)		1,270,000	1,046,994
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)		300,300	202,169
Zhejiang HangKe Technology, Inc. Co. (A Shares)		21,316	139,545
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		77,420	177,018
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		61,416	756,072
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		65,100	491,107
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		41,800	295,500
Zhejiang Juhua Co. Ltd. (A Shares)		134,200	228,588
Zhejiang Longsheng Group Co. Ltd. (A Shares)		155,800	236,403
Zhejiang NHU Co. Ltd. (A Shares)		140,440	566,208
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		123,990	311,045
Zhejiang Semir Garment Co. Ltd. (A Shares)		99,900	97,921
Zhejiang Supor Cookware Co. Ltd.		24,300	201,514
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)		60,100	221,765
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		72,500	207,213
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		27,400	169,119
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)		43,800	164,651
Zheshang Securities Co. Ltd.		201,800	278,418
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)		429,600	1,477,111
Zhongji Innolight Co. Ltd. (A Shares)		37,300	171,914
Zhongtai Securities Co. Ltd. (A Shares)		290,700	315,673
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		474,400	1,864,996
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)		19,700	149,987
Zhuzhou Kibing Group Co. Ltd. (A Shares)		132,100	219,294
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)		137,900	146,990
Zijin Mining Group Co. Ltd.:
(A Shares)		830,600	1,374,027
(H Shares)		5,332,000	7,763,973
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		693,800	604,502
(H Shares)		628,400	367,429
ZTE Corp.:
(A Shares)		113,100	409,368
(H Shares)		797,080	1,673,555

TOTAL CHINA			692,004,617

Colombia - 0.1%
Bancolombia SA		195,416	1,916,637
Bancolombia SA sponsored ADR		18,670	723,836
Ecopetrol SA		4,387,819	3,554,156
Grupo de Inversiones Suramerica SA		101,717	1,030,534
Interconexion Electrica SA ESP		387,694	2,131,435

TOTAL COLOMBIA			9,356,598

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)		40,002	109,292
TCS Group Holding PLC unit (d)		103,050	171,127

TOTAL CYPRUS			280,419

Czech Republic - 0.2%
CEZ A/S		139,488	5,985,493
Komercni Banka A/S		66,476	2,205,641
MONETA Money Bank A/S (c)		328,252	1,231,245

TOTAL CZECH REPUBLIC			9,422,379

Egypt - 0.1%
Commercial International Bank SAE		1,495,846	3,624,332
Eastern Co. SAE		967,578	563,592
Fawry for Banking & Payment Technology Services SAE (a)		534,230	133,485
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)		500,653	103,976

TOTAL EGYPT			4,425,385

Greece - 0.2%
Alpha Bank SA (a)		2,007,787	2,260,051
Eurobank Ergasias Services and Holdings SA (a)		1,717,994	1,775,624
Ff Group (a)(d)		1,035	1,310
Hellenic Telecommunications Organization SA		194,611	3,743,938
Jumbo SA		92,961	1,506,700
OPAP SA		175,218	2,597,149
Public Power Corp. of Greece (a)		183,281	1,467,406

TOTAL GREECE			13,352,178

Hong Kong - 1.2%
Beijing Enterprises Holdings Ltd.		431,000	1,457,059
BYD Electronic International Co. Ltd.		585,500	1,167,107
China Everbright International Ltd.		3,180,333	1,866,769
China Jinmao Holdings Group Ltd.		4,872,000	1,601,207
China Merchants Holdings International Co. Ltd.		1,300,105	2,269,719
China Overseas Land and Investment Ltd.		3,281,500	10,137,472
China Power International Development Ltd.		4,691,563	2,268,446
China Resources Beer Holdings Co. Ltd.		1,272,878	7,476,683
China Resources Power Holdings Co. Ltd.		1,667,691	3,135,811
China Taiping Insurance Group Ltd.		1,469,577	1,680,117
China Traditional Chinese Medicine Holdings Co. Ltd.		2,374,000	1,156,665
CITIC Pacific Ltd.		5,034,000	5,207,724
CSPC Pharmaceutical Group Ltd.		7,731,840	7,904,618
Far East Horizon Ltd.		1,419,000	1,157,448
Fosun International Ltd.		2,216,500	2,335,952
Ganfeng Lithium Co. Ltd. (H Shares) (c)		181,600	2,173,610
Guangdong Investment Ltd.		2,554,000	3,269,995
Hua Hong Semiconductor Ltd. (a)(c)		455,000	1,766,888
Jinmao Property Services Co. Ltd.		3,680	2,700
Lenovo Group Ltd.		6,246,000	6,064,886
MMG Ltd. (a)		2,620,000	1,104,793
Sinotruk Hong Kong Ltd.		600,000	725,715
Sun Art Retail Group Ltd.		1,696,000	526,461
Wharf Holdings Ltd.		1,200,000	3,515,882
Yuexiu Property Co. Ltd.		1,124,400	1,169,954

TOTAL HONG KONG			71,143,681

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		355,197	3,029,942
OTP Bank PLC		193,316	5,823,969
Richter Gedeon PLC		125,510	2,503,294

TOTAL HUNGARY			11,357,205

India - 13.2%
ACC Ltd.		67,550	2,040,924
Adani Enterprises Ltd.		236,365	7,146,944
Adani Green Energy Ltd. (a)		334,192	12,490,886
Adani Ports & Special Economic Zone Ltd.		437,371	4,853,014
Adani Total Gas Ltd. (a)		236,427	7,502,255
Adani Transmissions Ltd. (a)		236,895	8,556,201
Ambuja Cements Ltd.		608,744	2,941,884
Apollo Hospitals Enterprise Ltd.		87,261	5,046,891
Asian Paints Ltd.		331,300	13,948,142
Aurobindo Pharma Ltd.		255,479	2,086,425
Avenue Supermarts Ltd. (a)(c)		140,341	7,180,307
Axis Bank Ltd. (a)		1,961,243	18,465,407
Bajaj Auto Ltd.		60,509	2,933,328
Bajaj Finance Ltd.		235,032	20,235,735
Bajaj Finserv Ltd.		32,635	6,282,082
Balkrishna Industries Ltd.		74,683	2,077,119
Bandhan Bank Ltd. (c)		560,623	2,428,122
Berger Paints India Ltd.		209,853	1,965,244
Bharat Electronics Ltd.		1,070,671	3,309,750
Bharat Forge Ltd.		201,651	1,831,339
Bharat Petroleum Corp. Ltd.		763,566	3,588,979
Bharti Airtel Ltd. (a)		2,134,036	20,456,271
Biocon Ltd. (a)		370,251	1,773,783
Britannia Industries Ltd.		92,789	3,955,247
Cholamandalam Investment and Finance Co. Ltd.		356,941	3,414,324
Cipla Ltd./India (a)		416,524	5,309,713
Coal India Ltd.		1,358,389	3,217,234
Colgate-Palmolive Ltd.		109,446	2,358,986
Container Corp. of India Ltd.		212,205	1,776,199
Dabur India Ltd.		541,815	3,917,670
Divi's Laboratories Ltd.		115,722	6,765,939
DLF Ltd.		528,026	2,540,996
Dr. Reddy's Laboratories Ltd.		100,568	5,409,749
Eicher Motors Ltd.		117,562	4,005,697
GAIL India Ltd.		1,321,951	2,729,600
Godrej Consumer Products Ltd. (a)		310,279	3,142,710
Godrej Properties Ltd. (a)		106,649	2,166,515
Grasim Industries Ltd.		228,524	5,015,446
Havells India Ltd.		220,402	3,753,001
HCL Technologies Ltd.		935,267	13,084,020
HDFC Asset Management Co. Ltd. (c)		46,136	1,220,140
HDFC Standard Life Insurance Co. Ltd. (c)		784,093	5,938,129
Hero Motocorp Ltd.		105,319	3,417,098
Hindalco Industries Ltd.		1,362,283	8,470,972
Hindustan Petroleum Corp. Ltd.		558,797	1,961,583
Hindustan Unilever Ltd.		711,494	20,646,549
Housing Development Finance Corp. Ltd.		1,459,979	42,072,325
ICICI Bank Ltd.		4,433,692	42,569,876
ICICI Lombard General Insurance Co. Ltd. (c)		190,867	3,168,754
ICICI Prudential Life Insurance Co. Ltd. (c)		307,604	2,098,074
Indian Oil Corp. Ltd.		1,681,571	2,739,951
Indian Railway Catering & Tourism Corp. Ltd.		206,896	1,988,987
Indraprastha Gas Ltd.		236,894	1,085,306
Indus Towers Ltd.		575,265	1,562,037
Info Edge India Ltd.		68,393	4,116,406
Infosys Ltd.		2,867,837	58,052,769
InterGlobe Aviation Ltd. (a)(c)		82,749	1,990,423
ITC Ltd.		2,518,970	8,479,716
JSW Steel Ltd.		732,686	6,887,676
Jubilant Foodworks Ltd.		340,820	2,403,885
Kotak Mahindra Bank Ltd. (a)		480,016	11,118,186
Larsen & Toubro Infotech Ltd. (c)		45,341	2,834,817
Larsen & Toubro Ltd.		591,812	12,990,863
Lupin Ltd.		198,837	1,924,859
Mahindra & Mahindra Ltd.		753,411	9,015,157
Marico Ltd.		457,667	3,106,891
Maruti Suzuki India Ltd.		117,435	11,747,610
MindTree Consulting Ltd.		56,521	2,583,241
Motherson Sumi Systems Ltd.		1,086,408	1,938,203
Mphasis BFL Ltd.		72,867	2,672,507
MRF Ltd.		1,704	1,609,800
Muthoot Finance Ltd.		105,745	1,731,983
Nestle India Ltd.		29,052	6,918,369
NTPC Ltd.		4,172,730	8,459,186
Oil & Natural Gas Corp. Ltd.		2,184,979	4,522,693
Page Industries Ltd.		4,786	2,834,569
Petronet LNG Ltd.		677,208	1,792,877
PI Industries Ltd.		72,103	2,664,429
Pidilite Industries Ltd.		130,521	4,120,764
Piramal Enterprises Ltd.		78,880	2,206,716
Power Grid Corp. of India Ltd.		2,693,924	7,973,411
Reliance Industries Ltd.		2,436,856	88,186,567
SBI Cards & Payment Services Ltd.		205,308	2,211,892
SBI Life Insurance Co. Ltd. (c)		385,991	5,537,166
Shree Cement Ltd.		9,484	3,187,170
Shriram Transport Finance Co. Ltd.		177,661	2,756,349
Siemens Ltd.		61,415	1,807,589
SRF Ltd.		126,832	4,119,913
State Bank of India		1,543,054	9,898,493
Sun Pharmaceutical Industries Ltd.		728,956	8,800,962
Tata Consultancy Services Ltd.		779,942	35,902,793
Tata Consumer Products Ltd.		517,085	5,533,871
Tata Motors Ltd. (a)		1,436,261	8,117,903
Tata Power Co. Ltd./The		1,237,315	3,872,082
Tata Steel Ltd.		627,320	10,287,615
Tech Mahindra Ltd.		540,298	8,813,554
Titan Co. Ltd.		305,055	9,722,104
Torrent Pharmaceuticals Ltd.		44,338	1,621,054
Trent Ltd.		158,697	2,520,263
Ultratech Cement Ltd.		87,637	7,538,472
United Spirits Ltd. (a)		256,093	2,867,697
UPL Ltd. (a)		426,670	4,550,058
Vedanta Ltd.		967,554	5,083,480
Wipro Ltd.		1,194,294	7,837,495
Yes Bank Ltd. (a)		9,908,888	1,752,346
Zomato Ltd. (a)		1,312,536	1,215,705

TOTAL INDIA			801,084,458

Indonesia - 1.9%
PT Adaro Energy Tbk		12,380,600	2,828,657
PT Aneka Tambang Tbk		7,571,400	1,353,093
PT Astra International Tbk		17,535,600	9,156,065
PT Bank Central Asia Tbk		47,989,200	26,915,780
PT Bank Jago Tbk (a)		3,407,800	2,737,263
PT Bank Mandiri (Persero) Tbk		16,243,000	9,973,772
PT Bank Negara Indonesia (Persero) Tbk		6,495,800	4,103,075
PT Bank Rakyat Indonesia (Persero) Tbk		59,195,185	19,723,075
PT Barito Pacific Tbk		24,524,100	1,432,990
PT Charoen Pokphand Indonesia Tbk		6,327,100	2,243,062
PT Gudang Garam Tbk		386,100	816,973
PT Indah Kiat Pulp & Paper Tbk		2,337,400	1,218,211
PT Indocement Tunggal Prakarsa Tbk		1,322,100	952,805
PT Indofood CBP Sukses Makmur Tbk		2,031,200	1,068,558
PT Indofood Sukses Makmur Tbk		3,817,900	1,661,358
PT Kalbe Farma Tbk		18,634,000	2,103,790
PT Merdeka Copper Gold Tbk (a)		10,451,696	3,808,891
PT Sarana Menara Nusantara Tbk		19,533,700	1,360,041
PT Semen Gresik (Persero) Tbk		2,654,400	1,171,308
PT Telkom Indonesia Persero Tbk		42,610,700	13,565,579
PT Tower Bersama Infrastructure Tbk		6,728,700	1,397,058
PT Unilever Indonesia Tbk		6,636,600	1,776,379
PT United Tractors Tbk		1,467,400	3,062,023

TOTAL INDONESIA			114,429,806

Isle of Man - 0.0%
NEPI Rockcastle PLC		347,173	2,124,183
Korea (South) - 11.4%
Alteogen, Inc. (a)		23,521	1,055,103
AMOREPACIFIC Corp.		26,076	3,691,034
AMOREPACIFIC Group, Inc.		26,710	1,045,216
BGF Retail Co. Ltd.		6,983	993,541
Celltrion Healthcare Co. Ltd.		75,472	3,780,629
Celltrion Pharm, Inc.		14,672	1,060,694
Celltrion, Inc.		84,718	11,660,497
Cheil Worldwide, Inc.		51,683	1,026,354
CJ CheilJedang Corp.		6,981	2,183,646
CJ Corp.		11,915	809,720
CJ ENM Co. Ltd.		8,201	819,323
CJ Logistics Corp. (a)		8,399	808,972
Coway Co. Ltd.		47,667	2,655,638
Db Insurance Co. Ltd.		39,319	2,088,722
Doosan Bobcat, Inc.		43,308	1,399,731
Doosan Heavy Industries & Construction Co. Ltd. (a)		284,645	4,504,662
E-Mart, Inc.		17,497	1,800,932
Ecopro BM Co. Ltd.		9,473	3,481,117
F&F Co. Ltd.		14,835	1,629,061
Green Cross Corp.		5,187	765,820
GS Engineering & Construction Corp.		56,509	1,850,930
GS Holdings Corp.		41,864	1,438,444
Hana Financial Group, Inc.		260,629	9,624,840
Hankook Tire Co. Ltd.		64,804	1,769,202
Hanmi Pharm Co. Ltd.		6,012	1,476,278
Hanon Systems		160,793	1,431,276
Hanwha Solutions Corp. (a)		107,540	2,688,532
HD Hyundai Co. Ltd.		41,983	1,917,632
HLB, Inc. (a)		77,343	1,872,500
HMM Co. Ltd.		228,464	5,037,138
Hotel Shilla Co.		28,238	1,787,424
HYBE Co. Ltd. (a)		14,090	2,752,387
Hyundai Engineering & Construction Co. Ltd.		67,914	2,350,021
Hyundai Glovis Co. Ltd.		16,159	2,633,397
Hyundai Mobis		57,140	9,246,507
Hyundai Motor Co.		118,594	17,115,037
Hyundai Steel Co.		76,770	2,594,911
Iljin Materials Co. Ltd.		19,847	1,352,806
Industrial Bank of Korea		231,277	2,041,181
Kakao Corp.		267,711	18,601,118
Kakao Games Corp. (a)		26,972	1,255,068
KakaoBank Corp. (a)		82,337	2,707,059
Kangwon Land, Inc. (a)		85,973	1,797,074
KB Financial Group, Inc.		342,590	15,853,936
Kia Corp.		227,299	14,829,324
Korea Aerospace Industries Ltd.		70,054	2,402,592
Korea Electric Power Corp.		220,566	4,003,599
Korea Investment Holdings Co. Ltd.		35,677	1,967,451
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		33,980	2,431,387
Korea Zinc Co. Ltd.		7,412	3,365,866
Korean Air Lines Co. Ltd. (a)		148,866	3,489,063
KRAFTON, Inc. (a)		19,142	3,740,379
KT&G Corp.		99,232	6,481,797
Kumho Petro Chemical Co. Ltd.		15,809	1,901,383
L&F Co. Ltd.		19,414	3,267,069
LG Chemical Ltd.		39,427	16,062,059
LG Corp.		74,410	4,274,208
LG Display Co. Ltd.		199,433	2,591,979
LG Electronics, Inc.		91,566	8,248,763
LG Energy Solution		18,206	5,916,166
LG Household & Health Care Ltd.		8,154	5,808,683
LG Innotek Co. Ltd.		12,129	3,273,560
LG Uplus Corp.		187,116	2,056,114
Lotte Chemical Corp.		14,831	2,276,867
Lotte Shopping Co. Ltd.		11,170	823,031
Meritz Financial Holdings Co.		23,180	690,673
Meritz Fire & Marine Insurance Co. Ltd.		31,209	1,086,104
Meritz Securities Co. Ltd.		254,147	1,306,880
Mirae Asset Securities Co. Ltd.		244,650	1,539,347
NAVER Corp.		105,732	23,427,508
NCSOFT Corp.		14,229	4,687,110
Netmarble Corp. (c)		17,014	1,272,111
NH Investment & Securities Co. Ltd.		123,680	1,049,958
Orion Corp./Republic of Korea		20,040	1,485,726
Pan Ocean Co., Ltd. (Korea)		240,389	1,249,933
Pearl Abyss Corp. (a)		26,135	1,384,410
POSCO		64,197	14,579,946
POSCO Chemtech Co. Ltd.		26,938	2,830,648
S-Oil Corp.		39,023	3,175,801
S1 Corp.		14,179	768,444
Samsung Biologics Co. Ltd. (a)(c)		15,253	10,007,208
Samsung C&T Corp.		72,229	6,500,117
Samsung Electro-Mechanics Co. Ltd.		47,921	6,169,681
Samsung Electronics Co. Ltd.		4,112,187	217,987,719
Samsung Engineering Co. Ltd. (a)		134,073	2,720,949
Samsung Fire & Marine Insurance Co. Ltd.		26,362	4,346,480
Samsung Heavy Industries Co. Ltd. (a)		548,420	2,603,857
Samsung Life Insurance Co. Ltd.		60,621	3,099,809
Samsung SDI Co. Ltd.		47,478	22,496,093
Samsung SDS Co. Ltd.		31,661	3,670,019
Samsung Securities Co. Ltd.		52,622	1,634,744
SD Biosensor, Inc.		30,864	1,098,266
Seegene, Inc.		31,334	988,299
Shinhan Financial Group Co. Ltd.		381,403	12,604,583
SK Biopharmaceuticals Co. Ltd. (a)		24,480	1,759,066
SK Bioscience Co. Ltd. (a)		19,755	2,076,546
SK Chemicals Co. Ltd.		9,865	978,702
SK Hynix, Inc.		471,878	41,129,889
SK IE Technology Co. Ltd. (a)(c)		19,346	1,895,513
SK Innovation Co., Ltd.		44,389	7,027,213
SK Square Co. Ltd. (a)		81,121	3,332,870
SK Telecom Co. Ltd.		22,369	1,003,659
SK, Inc.		36,118	7,542,368
SKC Co. Ltd.		18,032	2,096,330
Woori Financial Group, Inc.		444,353	5,120,640
Yuhan Corp.		45,600	2,185,079

TOTAL KOREA (SOUTH)			690,276,748

Kuwait - 0.8%
Agility Public Warehousing Co. KSC		1,068,211	4,356,489
Boubyan Bank KSC		982,255	3,143,857
Kuwait Finance House KSCP		4,377,146	14,066,848
Mabanee Co. SAKC		520,823	1,418,882
Mobile Telecommunication Co.		1,831,426	4,069,172
National Bank of Kuwait		6,168,198	21,171,107

TOTAL KUWAIT			48,226,355

Luxembourg - 0.1%
Allegro.eu SA (a)(c)		301,215	1,549,296
Reinet Investments SCA		123,885	2,512,731

TOTAL LUXEMBOURG			4,062,027

Malaysia - 1.5%
AMMB Holdings Bhd (a)		1,580,500	1,334,715
Axiata Group Bhd		2,290,341	1,840,840
CIMB Group Holdings Bhd		5,549,944	6,615,334
Dialog Group Bhd		3,427,600	1,960,066
DiGi.com Bhd		2,598,000	2,271,641
Fraser & Neave Holdings Bhd		111,300	586,586
Genting Bhd		1,780,300	1,884,190
Genting Malaysia Bhd		2,472,000	1,718,339
Hap Seng Consolidated Bhd		507,400	856,698
Hartalega Holdings Bhd		1,474,300	1,466,206
Hong Leong Bank Bhd		549,400	2,636,728
Hong Leong Credit Bhd		181,300	805,470
IHH Healthcare Bhd		1,490,600	2,248,315
Inari Amertron Bhd		2,614,700	1,675,734
IOI Corp. Bhd		2,136,000	2,254,627
Kuala Lumpur Kepong Bhd		380,447	2,579,215
Malayan Banking Bhd		4,055,763	8,435,255
Malaysia Airports Holdings Bhd (a)		934,606	1,469,121
Maxis Bhd		2,011,500	1,748,601
MISC Bhd		1,209,800	2,164,417
Nestle (Malaysia) Bhd		62,100	1,898,094
Petronas Chemicals Group Bhd		2,101,000	4,921,071
Petronas Dagangan Bhd		256,000	1,274,291
Petronas Gas Bhd		695,730	2,710,149
PPB Group Bhd		567,120	2,202,189
Press Metal Bhd		2,761,600	3,785,930
Public Bank Bhd		12,472,500	13,406,035
QL Resources Bhd		928,450	1,072,349
RHB Bank Bhd		1,551,376	2,222,631
Sime Darby Bhd		2,421,449	1,294,297
Sime Darby Plantation Bhd		1,518,356	1,821,676
Telekom Malaysia Bhd		1,153,680	1,317,159
Tenaga Nasional Bhd		1,943,100	4,032,598
Top Glove Corp. Bhd		4,578,400	1,738,519
Westports Holdings Bhd		898,400	800,060

TOTAL MALAYSIA			91,049,146

Mexico - 2.2%
Alfa SA de CV Series A		2,561,600	1,715,976
America Movil S.A.B. de CV Series L		26,088,900	25,390,221
Arca Continental S.A.B. de CV		415,000	2,633,394
Becle S.A.B. de CV		486,600	1,213,013
CEMEX S.A.B. de CV unit (a)		13,108,618	5,768,524
Coca-Cola FEMSA S.A.B. de CV unit		478,825	2,610,877
Fibra Uno Administracion SA de CV		2,717,100	2,979,869
Fomento Economico Mexicano S.A.B. de CV unit		1,687,900	12,691,612
Gruma S.A.B. de CV Series B		186,005	2,209,382
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		315,800	4,859,759
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		180,700	3,943,761
Grupo Bimbo S.A.B. de CV Series A		1,350,700	4,163,332
Grupo Carso SA de CV Series A1		378,800	1,237,390
Grupo Financiero Banorte S.A.B. de CV Series O		2,237,900	14,773,112
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		1,923,000	3,259,578
Grupo Mexico SA de CV Series B		2,699,607	12,636,486
Grupo Televisa SA de CV		2,010,800	3,732,590
Industrias Penoles SA de CV (b)		125,320	1,379,985
Kimberly-Clark de Mexico SA de CV Series A		1,295,900	1,809,237
Megacable Holdings S.A.B. de CV unit		231,400	659,167
Operadora de Sites Mexicanos, SA de CV (b)		1,183,500	1,445,266
Orbia Advance Corp. S.A.B. de CV		921,955	2,218,312
Promotora y Operadora de Infraestructura S.A.B. de CV		206,905	1,508,303
Wal-Mart de Mexico SA de CV Series V		4,532,700	16,028,208

TOTAL MEXICO			130,867,354

Netherlands - 0.0%
X5 Retail Group NV:
GDR (d)		102,956	31,677
GDR (Reg. S) (d)		4,876	1,018
Yandex NV Class A (a)(d)		261,431	1,272,896

TOTAL NETHERLANDS			1,305,591

Peru - 0.0%
Compania de Minas Buenaventura SA		1,294	12,215
Compania de Minas Buenaventura SA sponsored ADR		179,362	1,693,177

TOTAL PERU			1,705,392

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.		1,685,170	1,632,959
AC Energy Corp.		6,591,200	905,369
Ayala Corp.		239,865	3,369,592
Ayala Land, Inc.		6,941,540	4,230,015
Bank of the Philippine Islands (BPI)		1,599,597	2,896,823
BDO Unibank, Inc.		1,723,116	4,251,016
Globe Telecom, Inc.		23,020	999,172
GT Capital Holdings, Inc.		85,694	821,197
International Container Terminal Services, Inc.		882,600	3,618,058
JG Summit Holdings, Inc.		2,599,426	2,760,764
Jollibee Food Corp.		392,890	1,611,355
Manila Electric Co.		192,890	1,296,375
Metro Pacific Investments Corp.		10,574,500	763,561
Metropolitan Bank & Trust Co.		1,610,217	1,565,459
Monde Nissin Corp. (c)		3,894,800	951,341
PLDT, Inc.		64,735	2,299,677
SM Investments Corp.		207,080	3,359,172
SM Prime Holdings, Inc.		8,698,500	5,788,580
Universal Robina Corp.		771,480	1,506,750

TOTAL PHILIPPINES			44,627,235

Poland - 0.6%
Bank Polska Kasa Opieki SA		159,463	3,504,242
CD Projekt RED SA		60,603	1,640,214
Cyfrowy Polsat SA		205,871	1,121,031
Dino Polska SA (a)(c)		42,330	2,738,404
KGHM Polska Miedz SA (Bearer)		122,306	3,956,381
LPP SA		955	2,018,088
mBank SA (a)		12,849	860,005
Orange Polska SA		563,445	861,226
PGE Polska Grupa Energetyczna SA (a)		720,451	1,602,236
Polish Oil & Gas Co. SA		1,517,241	2,125,758
Polski Koncern Naftowy Orlen SA		260,447	4,400,107
Powszechna Kasa Oszczednosci Bank SA (a)		759,546	5,605,864
Powszechny Zaklad Ubezpieczen SA		521,892	3,608,228
Santander Bank Polska SA		31,025	1,889,335

TOTAL POLAND			35,931,119

Qatar - 1.0%
Barwa Real Estate Co. (a)		1,785,905	1,664,899
Industries Qatar QSC (a)		1,285,992	6,642,276
Masraf al Rayan (a)		3,937,895	5,828,312
Mesaieed Petrochemical Holding Co. (a)		3,822,189	2,718,328
Ooredoo QSC		476,118	979,103
Qatar Electricity & Water Co.		361,868	1,699,167
Qatar Fuel Co. (a)		437,710	2,203,123
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		2,195,915	2,062,203
Qatar International Islamic Bank QSC (a)		677,830	2,149,773
Qatar Islamic Bank (a)		1,002,236	6,739,826
Qatar National Bank SAQ (a)		3,919,017	25,020,154
The Commercial Bank of Qatar (a)		1,726,243	3,644,699

TOTAL QATAR			61,351,863

Russia - 0.1%
Alrosa Co. Ltd. (d)		2,234,923	484,886
Gazprom OAO (d)		8,473,436	1,156,310
Gazprom OAO sponsored ADR (Reg. S) (d)		863,533	197,265
Inter Rao Ues JSC (d)		31,187,844	224,238
LUKOIL PJSC (d)		334,533	135,035
LUKOIL PJSC sponsored ADR (d)		22,773	6,442
Magnit OJSC GDR (Reg. S) (d)		305,795	1,489
MMC Norilsk Nickel PJSC (d)		48,442	420,144
MMC Norilsk Nickel PJSC sponsored ADR (d)		59,247	43,996
Mobile TeleSystems OJSC sponsored ADR (d)		396,417	394,827
Moscow Exchange MICEX-RTS OAO (d)		1,311,841	328,863
Novatek PJSC GDR (Reg. S) (d)		78,382	20,024
Novolipetsk Steel OJSC (d)		1,258,902	15,762
Novolipetsk Steel OJSC GDR (Reg. S) (d)		3,783	470
PhosAgro OJSC GDR (Reg. S) (d)		117,197	2,404
Polyus PJSC (d)		26,742	82,012
Polyus PJSC unit (d)		5,226	8,008
Rosneft Oil Co. OJSC (d)		857,494	187,018
Rosneft Oil Co. OJSC GDR (Reg. S) (d)		150,200	35,515
Sberbank of Russia (d)		9,313,306	74,676
Severstal PAO (d)		155,372	4,524
Severstal PAO GDR (Reg. S) (d)		26,165	618
Surgutneftegas OJSC (d)		5,613,549	89,580
Surgutneftegas OJSC sponsored ADR (d)		73,333	13,542
Tatneft PAO (d)		1,103,564	179,003
Tatneft PAO sponsored ADR (d)		18,698	17,264
United Co. RUSAL International PJSC (a)(d)		2,596,470	408,084
VTB Bank OJSC (d)		2,380,815,800	118,624
VTB Bank OJSC sponsored GDR (Reg. S) (d)		221,738	37,021

TOTAL RUSSIA			4,687,644

Saudi Arabia - 4.6%
Abdullah Al Othaim Markets Co.		40,240	1,199,433
Advanced Polypropylene Co.		110,013	1,968,079
Al Rajhi Bank		1,057,321	49,782,150
Alinma Bank		837,681	9,257,192
Almarai Co. Ltd.		222,744	3,088,058
Arab National Bank		512,222	4,807,032
Bank Al-Jazira		342,267	2,888,117
Bank Albilad		418,509	5,779,771
Banque Saudi Fransi		508,301	7,345,077
Bupa Arabia for Cooperative Insurance Co. (a)		51,341	2,274,948
Dar Al Arkan Real Estate Development Co. (a)		457,619	1,320,102
Dr Sulaiman Al Habib Medical Services Group Co.		45,540	2,428,282
Emaar The Economic City (a)		347,038	1,014,060
Etihad Etisalat Co.		316,157	3,645,566
Jarir Marketing Co.		51,842	2,653,744
Mobile Telecommunications Co. Saudi Arabia (a)		370,833	1,378,216
Mouwasat Medical Services Co.		42,218	2,712,631
National Industrialization Co. (a)		285,967	1,573,627
Rabigh Refining & Petrochemical Co. (a)		190,134	1,459,918
Riyad Bank		1,164,152	12,663,272
Sabic Agriculture-Nutrients Co.		184,878	8,014,600
Sahara International Petrochemical Co.		308,480	4,712,569
Saudi Arabian Mining Co. (a)		371,096	13,653,420
Saudi Arabian Oil Co. (c)		1,910,019	22,864,416
Saudi Basic Industries Corp.		775,167	27,073,392
Saudi Electricity Co.		714,223	5,150,830
Saudi Industrial Investment Group		324,899	2,858,501
Saudi Kayan Petrochemical Co. (a)		638,049	3,211,679
Saudi Research & Marketing Group (a)		29,404	2,072,736
Saudi Telecom Co.		514,729	15,918,888
The Co. for Cooperative Insurance		51,465	946,754
The Saudi British Bank		705,593	8,437,092
The Saudi National Bank		1,892,203	39,853,908
The Savola Group		225,214	2,143,580
Yanbu National Petrochemical Co.		218,907	3,565,964

TOTAL SAUDI ARABIA			279,717,604

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)		188,900	1,481,802
South Africa - 3.5%
Absa Group Ltd. (b)		694,318	7,501,111
African Rainbow Minerals Ltd.		97,836	1,609,453
Anglo American Platinum Ltd.		45,893	5,073,148
AngloGold Ashanti Ltd.		361,767	7,408,284
Aspen Pharmacare Holdings Ltd.		333,078	3,563,905
Bid Corp. Ltd.		291,327	6,117,871
Bidvest Group Ltd./The		247,718	3,395,869
Capitec Bank Holdings Ltd.		69,616	9,717,680
Clicks Group Ltd.		213,296	4,164,400
Discovery Ltd. (a)(b)		443,110	4,254,582
Exxaro Resources Ltd. (b)		214,948	3,071,647
FirstRand Ltd.		4,322,412	18,615,252
Gold Fields Ltd.		769,116	10,421,195
Growthpoint Properties Ltd. (b)		2,932,834	2,601,255
Harmony Gold Mining Co. Ltd.		485,624	1,979,787
Impala Platinum Holdings Ltd.		706,374	9,137,242
Kumba Iron Ore Ltd.		56,332	1,870,139
Mr Price Group Ltd.		227,059	3,077,591
MTN Group Ltd.		1,462,103	15,507,058
MultiChoice Group Ltd.		308,941	2,520,245
Naspers Ltd. Class N		187,396	18,900,005
Nedbank Group Ltd.		395,259	5,519,545
Northam Platinum Holdings Ltd. (a)		264,173	3,148,769
Old Mutual Ltd. (b)		4,069,650	3,264,876
Pepkor Holdings Ltd. (c)		1,142,827	1,537,662
Remgro Ltd.		446,361	4,009,544
Sanlam Ltd. (b)		1,627,680	6,742,736
Sasol Ltd. (a)		489,123	11,982,006
Shoprite Holdings Ltd. (b)		435,760	6,294,132
Sibanye-Stillwater Ltd.		2,198,629	7,606,494
Spar Group Ltd./The		169,255	1,775,394
Standard Bank Group Ltd.		1,160,180	12,295,016
Tiger Brands Ltd.		147,309	1,434,240
Vodacom Group Ltd.		541,344	5,199,484
Woolworths Holdings Ltd.		868,123	3,249,856

TOTAL SOUTH AFRICA			214,567,473

Taiwan - 14.6%
Accton Technology Corp.		435,000	3,394,844
Acer, Inc.		2,499,994	2,320,684
Advantech Co. Ltd.		336,681	4,187,511
ASE Technology Holding Co. Ltd.		2,840,927	9,068,666
Asia Cement Corp.		1,941,153	3,156,198
ASMedia Technology, Inc.		24,000	1,130,191
ASUSTeK Computer, Inc.		612,000	7,365,455
AU Optronics Corp.		7,060,000	4,034,852
Catcher Technology Co. Ltd.		603,000	2,952,309
Cathay Financial Holding Co. Ltd.		6,807,832	14,321,911
Chang Hwa Commercial Bank		3,723,921	2,329,410
Cheng Shin Rubber Industry Co. Ltd.		1,571,937	1,772,541
China Development Financial Ho		13,206,648	7,968,630
China Steel Corp.		10,247,204	12,420,101
Chunghwa Telecom Co. Ltd.		3,262,000	14,468,443
Compal Electronics, Inc.		3,627,000	2,723,156
CTBC Financial Holding Co. Ltd.		16,081,826	15,827,251
Delta Electronics, Inc.		1,678,381	14,018,277
E Ink Holdings, Inc.		670,000	3,832,747
E.SUN Financial Holdings Co. Ltd.		10,442,941	11,933,806
ECLAT Textile Co. Ltd.		165,613	2,718,987
eMemory Technology, Inc.		56,000	2,354,826
Evergreen Marine Corp. (Taiwan)		2,197,908	10,571,121
Far Eastern New Century Corp.		2,483,705	2,519,174
Far EasTone Telecommunications Co. Ltd.		1,348,000	3,789,662
Feng Tay Enterprise Co. Ltd.		378,686	2,439,385
First Financial Holding Co. Ltd.		9,049,125	8,502,998
Formosa Chemicals & Fibre Corp.		3,072,760	8,280,070
Formosa Petrochemical Corp.		1,009,000	3,113,782
Formosa Plastics Corp.		3,303,520	11,750,739
Foxconn Technology Co. Ltd.		809,587	1,605,098
Fubon Financial Holding Co. Ltd.		6,532,934	16,412,844
Giant Manufacturing Co. Ltd.		261,000	2,183,309
GlobalWafers Co. Ltd.		188,000	3,278,220
HIWIN Technologies Corp.		236,179	1,749,929
Hon Hai Precision Industry Co. Ltd. (Foxconn)		10,770,869	36,922,537
Hotai Motor Co. Ltd.		263,000	5,131,633
Hua Nan Financial Holdings Co. Ltd.		7,513,660	6,012,447
Innolux Corp.		8,163,347	3,719,383
Inventec Corp.		2,371,865	2,027,400
Largan Precision Co. Ltd.		87,000	4,939,801
Lite-On Technology Corp.		1,831,279	4,014,589
MediaTek, Inc.		1,306,292	36,032,026
Mega Financial Holding Co. Ltd.		9,448,413	13,290,083
Micro-Star International Co. Ltd.		585,000	2,363,602
momo.com, Inc.		38,000	1,003,655
Nan Ya Plastics Corp.		4,459,860	13,037,147
Nan Ya Printed Circuit Board Corp.		194,000	2,578,240
Nanya Technology Corp.		1,080,000	2,364,610
Nien Made Enterprise Co. Ltd.		138,000	1,454,279
Novatek Microelectronics Corp.		500,000	6,617,989
Oneness Biotech Co. Ltd. (a)		197,000	1,291,667
Pegatron Corp.		1,751,000	4,150,670
Pou Chen Corp.		2,083,000	2,173,456
President Chain Store Corp.		503,000	4,656,683
Quanta Computer, Inc.		2,340,000	6,594,320
Realtek Semiconductor Corp.		397,401	5,395,559
Ruentex Development Co. Ltd.		979,708	2,565,601
Shin Kong Financial Holding Co. Ltd.		10,262,127	3,395,206
Sinopac Financial Holdings Co.		8,831,591	5,441,745
Synnex Technology International Corp.		1,159,500	3,019,517
Taishin Financial Holdings Co. Ltd.		8,945,594	5,854,694
Taiwan Cement Corp.		4,558,887	7,081,058
Taiwan Cooperative Financial Holding Co. Ltd.		8,290,348	7,976,670
Taiwan High Speed Rail Corp.		1,668,000	1,581,135
Taiwan Mobile Co. Ltd.		1,305,900	4,800,415
Taiwan Semiconductor Manufacturing Co. Ltd.		21,180,000	383,205,225
The Shanghai Commercial & Savings Bank Ltd.		3,138,246	5,179,931
Unified-President Enterprises Corp.		4,160,983	9,632,326
Unimicron Technology Corp.		1,038,000	7,284,746
United Microelectronics Corp.		10,208,000	16,225,401
Vanguard International Semiconductor Corp.		781,000	2,749,518
Voltronic Power Technology Corp.		53,000	2,320,096
Wan Hai Lines Ltd.		529,000	2,565,620
Win Semiconductors Corp.		294,000	1,914,661
Winbond Electronics Corp.		2,595,000	2,344,138
Wiwynn Corp.		67,756	2,318,258
WPG Holding Co. Ltd.		1,349,200	2,476,542
Yageo Corp.		372,085	5,025,041
Yang Ming Marine Transport Corp. (a)		1,513,000	6,315,652
Yuanta Financial Holding Co. Ltd.		8,216,750	7,236,380

TOTAL TAIWAN			884,778,479

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)		1,119,000	7,002,245
Airports of Thailand PCL (For. Reg.) (a)		3,417,100	6,609,230
Asset World Corp. PCL (For. Reg.)		7,291,900	1,021,088
B. Grimm Power PCL (For. Reg.)		519,200	490,097
Bangkok Commercial Asset Management PCL (For. Reg.)		1,636,100	913,177
Bangkok Dusit Medical Services PCL (For. Reg.)		7,910,900	5,926,799
Bangkok Expressway and Metro PCL (For. Reg.)		6,206,800	1,488,218
Berli Jucker PCL (For. Reg.)		915,900	912,898
BTS Group Holdings PCL (For. Reg.)		6,912,900	1,789,031
Bumrungrad Hospital PCL (For. Reg.)		406,700	1,896,649
Carabao Group PCL (For. Reg.)		256,300	815,570
Central Pattana PCL (For. Reg.)		1,825,600	3,204,152
Central Retail Corp. PCL (For. Reg.)		1,904,316	2,178,045
Charoen Pokphand Foods PCL (For. Reg.)		3,365,720	2,365,957
CP ALL PCL (For. Reg.)		4,868,000	9,186,354
Delta Electronics PCL (For. Reg.)		303,800	3,183,831
Electricity Generating PCL (For. Reg.)		232,200	1,124,438
Energy Absolute PCL (For. Reg.)		1,255,500	3,205,714
Global Power Synergy Public Co. Ltd. (For. Reg.)		671,900	1,296,140
Gulf Energy Development PCL (For. Reg.)		2,433,300	3,435,542
Home Product Center PCL (For. Reg.)		4,844,106	2,107,891
Indorama Ventures PCL (For. Reg.)		1,729,900	2,267,337
Intouch Holdings PCL (For. Reg.)		853,000	1,737,930
Krung Thai Bank PCL (For. Reg.)		3,173,970	1,400,503
Krungthai Card PCL (For. Reg.)		681,900	1,140,924
Land & House PCL (For. Reg.)		7,178,300	1,996,721
Minor International PCL (For. Reg.) (a)		2,877,132	2,910,147
Muangthai Leasing PCL (For. Reg.)		619,700	830,478
Osotspa PCL (For. Reg.)		1,013,300	1,028,514
PTT Exploration and Production PCL (For. Reg.)		1,200,939	5,259,210
PTT Global Chemical PCL (For. Reg.)		1,874,239	2,719,685
PTT Oil & Retail Business PCL:
(For. Reg.)		465,700	338,378
NVDR		2,002,000	1,454,653
PTT PCL (For. Reg.)		8,571,500	9,323,903
Ratch Group PCL (For. Reg.)		830,400	1,065,967
SCB X PCL (For. Reg.)		385,900	1,276,109
SCG Packaging PCL (For. Reg.)		1,098,700	1,761,871
Siam Cement PCL (For. Reg.)		629,650	6,773,379
Siam Commercial Bank PCL (For. Reg.)		385,900	1,296,859
Sri Trang Gloves Thailand PCL (For. Reg.)		811,800	567,245
Srisawad Corp. PCL:
warrants 8/29/25 (a)		14,528	3,029
(For. Reg.)		595,500	920,397
Thai Oil PCL (For. Reg.)		865,900	1,418,049
Thai Union Frozen Products PCL (For. Reg.)		2,270,620	1,117,662
True Corp. PCL (For. Reg.)		9,046,119	1,267,937

TOTAL THAILAND			110,029,953

Turkey - 0.3%
Akbank TAS		2,719,163	1,633,521
Aselsan A/S		725,736	1,197,483
Bim Birlesik Magazalar A/S JSC		398,814	2,244,097
Eregli Demir ve Celik Fabrikalari T.A.S.		1,205,410	2,724,466
Ford Otomotiv Sanayi A/S		59,231	1,192,339
Koc Holding A/S		644,213	1,744,136
Turk Sise ve Cam Fabrikalari A/S		1,166,992	1,424,134
Turkcell Iletisim Hizmet A/S		1,010,397	1,472,564
Turkiye Garanti Bankasi A/S		2,016,961	2,034,858
Turkiye Is Bankasi A/S Series C		1,374,906	975,048
Turkiye Petrol Rafinerileri A/S (a)		107,978	1,703,126

TOTAL TURKEY			18,345,772

United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC		2,419,398	6,705,455
Abu Dhabi Islamic Bank		1,269,241	3,033,973
Abu Dhabi National Oil Co. for Distribution PJSC		2,166,161	2,435,645
Aldar Properties PJSC (a)		3,493,905	5,374,434
Dubai Islamic Bank Pakistan Ltd. (a)		2,567,752	4,509,059
Emaar Properties PJSC (a)		3,501,154	6,081,421
Emirates NBD Bank PJSC (a)		2,175,944	9,034,221
Emirates Telecommunications Corp.		3,001,761	28,603,377
First Abu Dhabi Bank PJSC		3,813,272	23,296,667

TOTAL UNITED ARAB EMIRATES			89,074,252

United States of America - 0.6%
360 DigiTech, Inc. ADR		75,101	1,083,707
Dada Nexus Ltd. ADR (a)		49,307	376,212
DiDi Global, Inc. ADR		108,303	203,610
Legend Biotech Corp. ADR (a)		39,277	1,576,972
Li Auto, Inc. ADR (a)		477,064	10,700,546
Southern Copper Corp.		72,810	4,533,879
Yum China Holdings, Inc.		364,613	15,240,823

TOTAL UNITED STATES OF AMERICA			33,715,749

TOTAL COMMON STOCKS
(Cost $5,850,556,160)			5,744,006,041

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.3%
Alpargatas SA (PN)		206,800	819,846
Banco Bradesco SA (PN)		4,671,804	16,990,268
Braskem SA Class A		163,700	1,331,732
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		214,606	1,742,823
Companhia Energetica de Minas Gerais (CEMIG) (PN)		889,370	2,638,995
Gerdau SA		993,400	5,620,081
Itau Unibanco Holding SA		4,182,631	20,194,258
Itausa-Investimentos Itau SA (PN)		3,883,739	7,234,951
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		3,992,800	24,454,532

TOTAL BRAZIL			81,027,486

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA (PN-B)		117,798	8,744,094
Colombia - 0.1%
Bancolombia SA (PN)		340,264	3,301,197
Korea (South) - 0.6%
AMOREPACIFIC Corp.		4,540	271,408
Hyundai Motor Co.		19,111	1,410,687
Hyundai Motor Co. Series 2		34,934	2,600,897
LG Chemical Ltd.		7,200	1,412,657
LG Household & Health Care Ltd.		1,743	682,361
Samsung Electronics Co. Ltd.		696,324	32,472,593

TOTAL KOREA (SOUTH)			38,850,603

Russia - 0.0%
Surgutneftegas OJSC (d)		5,794,540	131,475
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $138,739,429)			132,054,855
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	45,315

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (Cost $14,871,806)(f)		15,000,000	14,817,995
		Shares	Value

Money Market Funds - 3.9%
Fidelity Cash Central Fund 0.32% (g)		183,099,195	183,135,815
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)		54,409,750	54,415,191
TOTAL MONEY MARKET FUNDS
(Cost $237,551,006)			237,551,006
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $6,241,771,310)			6,128,475,212
NET OTHER ASSETS (LIABILITIES) - (0.9)%			(56,491,451)
NET ASSETS - 100%			$6,071,983,761

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	3,637	June 2022	$192,288,190	$1,334,434	$1,334,434

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $286,568,556 or 4.7% of net assets.

 (d) Level 3 security

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,817,995.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$150,494,987	$1,345,047,639	$1,312,406,811	$124,921	$--	$--	$183,135,815	0.4%
Fidelity Securities Lending Cash Central Fund 0.32%	46,844,807	184,625,377	177,054,993	384,525	--	--	54,415,191	0.1%
Total	$197,339,794	$1,529,673,016	$1,489,461,804	$509,446	$--	$--	$237,551,006

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$605,605,023	$140,073,818	$463,824,739	$1,706,466
Consumer Discretionary	733,840,420	113,573,598	620,156,220	110,602
Consumer Staples	353,265,489	83,284,799	269,946,505	34,185
Energy	297,411,614	94,445,643	200,797,498	2,168,473
Financials	1,312,050,452	415,448,600	895,871,541	730,311
Health Care	220,864,599	31,492,124	189,372,475	--
Industrials	320,911,923	61,543,134	259,368,789	--
Information Technology	1,198,489,489	8,534,103	1,189,955,386	--
Materials	544,052,503	188,521,476	353,805,647	1,725,380
Real Estate	127,754,675	24,239,754	100,800,671	2,714,250
Utilities	161,814,709	34,222,820	127,367,649	224,240
Corporate Bonds	45,315	--	45,315	--
Government Obligations	14,817,995	--	14,817,995	--
Money Market Funds	237,551,006	237,551,006	--	--
Total Investments in Securities:	$6,128,475,212	$1,432,930,875	$4,686,130,430	$9,413,907
Derivative Instruments:
Assets
Futures Contracts	$1,334,434	$1,334,434	$--	$--
Total Assets	$1,334,434	$1,334,434	$--	$--
Total Derivative Instruments:	$1,334,434	$1,334,434	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,334,434	$0
Total Equity Risk	1,334,434	0
Total Value of Derivatives	$1,334,434	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Emerging Markets Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $48,613,115) — See accompanying schedule: Unaffiliated issuers (cost $6,004,220,304)	$5,890,924,206
Fidelity Central Funds (cost $237,551,006)	237,551,006
Total Investment in Securities (cost $6,241,771,310)		$6,128,475,212
Segregated cash with brokers for derivative instruments		242,639
Foreign currency held at value (cost $21,154,406)		20,704,590
Receivable for investments sold		1,745,071
Receivable for fund shares sold		13,991,856
Dividends receivable		9,268,848
Interest receivable		30
Distributions receivable from Fidelity Central Funds		137,335
Receivable for daily variation margin on futures contracts		1,038,332
Other receivables		49,798
Total assets		6,175,653,711
Liabilities
Payable to custodian bank	$24,311
Payable for fund shares redeemed	27,065,442
Accrued management fee	396,817
Deferred taxes	21,771,652
Other payables and accrued expenses	19
Collateral on securities loaned	54,411,709
Total liabilities		103,669,950
Net Assets		$6,071,983,761
Net Assets consist of:
Paid in capital		$6,557,423,801
Total accumulated earnings (loss)		(485,440,040)
Net Assets		$6,071,983,761
Net Asset Value, offering price and redemption price per share ($6,071,983,761 ÷ 576,374,109 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$65,051,301
Non-Cash dividends		12,045,777
Interest		22,083
Income from Fidelity Central Funds (including $384,525 from security lending)		509,446
Income before foreign taxes withheld		77,628,607
Less foreign taxes withheld		(7,529,959)
Total income		70,098,648
Expenses
Management fee	$2,458,897
Independent trustees' fees and expenses	9,735
Total expenses before reductions	2,468,632
Expense reductions	(91,244)
Total expenses after reductions		2,377,388
Net investment income (loss)		67,721,260
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $10,419)	(62,395,415)
Foreign currency transactions	(362,748)
Futures contracts	(21,048,356)
Total net realized gain (loss)		(83,806,519)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,759,443)	(1,009,674,953)
Assets and liabilities in foreign currencies	(723,210)
Futures contracts	1,398,707
Total change in net unrealized appreciation (depreciation)		(1,008,999,456)
Net gain (loss)		(1,092,805,975)
Net increase (decrease) in net assets resulting from operations		$(1,025,084,715)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$67,721,260	$113,950,572
Net realized gain (loss)	(83,806,519)	(33,717,915)
Change in net unrealized appreciation (depreciation)	(1,008,999,456)	382,072,849
Net increase (decrease) in net assets resulting from operations	(1,025,084,715)	462,305,506
Distributions to shareholders	(141,768,973)	(60,657,681)
Share transactions
Proceeds from sales of shares	2,419,310,554	4,030,141,535
Reinvestment of distributions	111,740,080	45,982,262
Cost of shares redeemed	(1,733,729,669)	(1,437,019,718)
Net increase (decrease) in net assets resulting from share transactions	797,320,965	2,639,104,079
Total increase (decrease) in net assets	(369,532,723)	3,040,751,904
Net Assets
Beginning of period	6,441,516,484	3,400,764,580
End of period	$6,071,983,761	$6,441,516,484
Other Information
Shares
Sold	207,718,084	309,586,290
Issued in reinvestment of distributions	9,382,039	3,723,260
Redeemed	(150,529,581)	(110,589,949)
Net increase (decrease)	66,570,542	202,719,601

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$12.64	$11.07	$10.48	$9.62	$11.23	$9.04
Income from Investment Operations
Net investment income (loss)A,B	.12	.28	.22	.35C	.27	.24
Net realized and unrealized gain (loss)	(1.97)	1.48	.65	.72	(1.66)	2.09
Total from investment operations	(1.85)	1.76	.87	1.07	(1.39)	2.33
Distributions from net investment income	(.26)	(.19)	(.28)	(.21)	(.20)	(.14)
Distributions from net realized gain	–	–	–	–	(.01)	–
Total distributions	(.26)	(.19)	(.28)	(.21)	(.22)D	(.14)
Redemption fees added to paid in capitalA	–	–	–	–	–E	–E
Net asset value, end of period	$10.53	$12.64	$11.07	$10.48	$9.62	$11.23
Total ReturnF,G	(14.88)%	15.95%	8.54%	11.33%	(12.65)%	26.29%
Ratios to Average Net AssetsB,H,I
Expenses before reductions	.08%J	.07%K	.08%	.08%	.08%	.09%
Expenses net of fee waivers, if any	.08%J	.07%K	.08%	.08%	.08%	.09%
Expenses net of all reductions	.07%J	.07%K	.07%	.08%	.08%	.09%
Net investment income (loss)	2.06%J	2.17%	2.20%	3.40%C	2.46%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$6,071,984	$6,441,516	$3,400,765	$2,938,021	$593,466	$192,681
Portfolio turnover rateL	3%J	5%	10%	3%	4%	4%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.66%.

 D Total distributions per share do not sum due to rounding.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
11.0

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	21.4
Industrials	11.7
Information Technology	11.3
Consumer Discretionary	10.7
Health Care	9.3
Consumer Staples	8.7
Materials	8.6
Communication Services	6.0
Energy	5.6
Utilities	3.1
Real Estate	2.0

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	13.5%
United Kingdom	9.0%
Canada	8.3%
Switzerland	6.5%
France	6.4%
Cayman Islands	5.2%
Australia	4.9%
Germany	4.9%
Taiwan	4.2%
Other*	37.1%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Fidelity® Global ex U.S. Index Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
		Shares	Value
Australia - 4.9%
Ampol Ltd.		84,882	$1,995,680
APA Group unit		413,068	3,319,053
Aristocrat Leisure Ltd.		211,588	4,909,337
ASX Ltd.		67,289	4,068,271
Aurizon Holdings Ltd.		651,103	1,838,791
Australia & New Zealand Banking Group Ltd.		995,169	18,937,261
BHP Group Ltd.		1,790,857	59,842,260
BlueScope Steel Ltd.		169,660	2,411,818
Brambles Ltd.		502,319	3,709,284
Cochlear Ltd.		23,000	3,704,551
Coles Group Ltd.		476,980	6,271,648
Commonwealth Bank of Australia		603,059	43,832,448
Computershare Ltd.		188,195	3,317,892
Crown Ltd. (a)		124,594	1,128,093
CSL Ltd.		170,315	32,504,660
Dexus unit		381,676	2,984,162
Dominos Pizza Enterprises Ltd.		20,305	1,064,412
Endeavour Group Ltd.		485,995	2,660,366
Evolution Mining Ltd.		668,804	1,892,450
Fortescue Metals Group Ltd.		601,100	9,084,471
Goodman Group unit		603,405	10,043,010
IDP Education Ltd.		75,311	1,397,125
Insurance Australia Group Ltd.		858,613	2,741,801
Lendlease Group unit		241,623	2,069,830
Macquarie Group Ltd.		120,368	17,328,548
Medibank Private Ltd.		968,622	2,176,633
Mineral Resources Ltd.		59,937	2,435,434
Mirvac Group unit		1,342,122	2,268,309
National Australia Bank Ltd.		1,154,836	26,363,400
Newcrest Mining Ltd.		318,039	5,972,567
Northern Star Resources Ltd.		385,745	2,651,530
Orica Ltd.		136,862	1,572,657
Origin Energy Ltd.		622,715	2,978,539
Qantas Airways Ltd. (a)		332,872	1,289,821
QBE Insurance Group Ltd.		514,987	4,442,940
Ramsay Health Care Ltd.		63,337	3,594,201
REA Group Ltd.		21,198	1,899,086
Reece Ltd.		97,451	1,183,991
Rio Tinto Ltd.		131,550	10,406,118
Santos Ltd.		1,165,383	6,512,242
Scentre Group unit		1,824,370	3,801,099
SEEK Ltd.		129,195	2,531,626
Sonic Healthcare Ltd.		158,620	4,096,557
South32 Ltd.		1,670,228	5,562,423
Stockland Corp. Ltd. unit		811,195	2,347,947
Suncorp Group Ltd.		435,496	3,496,593
Tabcorp Holdings Ltd.		844,043	3,227,806
Telstra Corp. Ltd.		1,438,193	4,082,525
The GPT Group unit		658,704	2,341,618
Transurban Group unit		1,104,128	11,087,227
Treasury Wine Estates Ltd.		269,739	2,134,091
Vicinity Centres unit		1,330,927	1,736,613
Washington H. Soul Pattinson & Co. Ltd.		74,766	1,456,900
Wesfarmers Ltd.		401,716	13,900,615
Westpac Banking Corp.		1,297,611	21,721,997
WiseTech Global Ltd.		51,128	1,585,112
Woodside Petroleum Ltd.		348,806	7,588,656
Woolworths Group Ltd.		429,502	11,619,346

TOTAL AUSTRALIA			423,123,441

Austria - 0.1%
Erste Group Bank AG		119,293	3,714,280
OMV AG		50,968	2,605,364
Raiffeisen International Bank-Holding AG		50,731	577,487
Verbund AG		24,578	2,627,125
Voestalpine AG		38,873	1,011,587

TOTAL AUSTRIA			10,535,843

Bailiwick of Jersey - 0.6%
Experian PLC		328,004	11,327,406
Ferguson PLC		77,967	9,780,897
Glencore Xstrata PLC		3,500,501	21,568,921
WPP PLC		406,824	5,071,008

TOTAL BAILIWICK OF JERSEY			47,748,232

Belgium - 0.5%
Ageas		60,210	2,881,142
Anheuser-Busch InBev SA NV		308,410	17,745,761
Colruyt NV		19,311	709,116
ELIA GROUP SA/NV		10,526	1,675,511
Groupe Bruxelles Lambert SA		39,610	3,737,619
KBC Group NV		89,771	6,107,289
Proximus		52,692	920,967
Sofina SA		5,195	1,592,044
Solvay SA Class A		26,552	2,496,876
UCB SA		45,082	5,124,592
Umicore SA		71,290	2,740,634

TOTAL BELGIUM			45,731,551

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)		1,340,000	754,989
Alibaba Pictures Group Ltd. (a)		3,770,000	318,103
Beijing Enterprises Water Group Ltd.		1,522,000	492,348
China Gas Holdings Ltd.		1,039,200	1,266,751
China Oriental Group Co. Ltd. (H Shares)		107	28
China Resource Gas Group Ltd.		370,000	1,390,234
China Ruyi Holdings Ltd. (a)		888,000	212,831
CK Infrastructure Holdings Ltd.		226,636	1,523,767
Cosco Shipping Ports Ltd.		540,344	385,285
Credicorp Ltd. (United States)		23,608	3,278,915
GOME Retail Holdings Ltd. (a)		4,365,104	211,444
Hongkong Land Holdings Ltd.		405,967	1,893,822
Hopson Development Holdings Ltd.		215,600	415,697
Huabao International Holdings Ltd. (b)		291,000	158,760
Jardine Matheson Holdings Ltd.		75,119	3,978,965
Kunlun Energy Co. Ltd.		1,334,000	1,107,069
Nine Dragons Paper (Holdings) Ltd.		574,000	506,919
Shenzhen International Holdings Ltd.		487,023	521,596

TOTAL BERMUDA			18,417,523

Brazil - 1.1%
Ambev SA		1,681,900	4,939,611
Americanas SA		216,549	1,051,219
Atacadao SA		174,000	723,952
B3 SA - Brasil Bolsa Balcao		2,141,198	5,760,158
Banco Bradesco SA		480,615	1,449,442
Banco BTG Pactual SA unit		419,800	1,960,615
Banco do Brasil SA		300,900	2,021,844
Banco Inter SA unit		112,171	344,185
Banco Santander SA (Brasil) unit		149,100	957,519
BB Seguridade Participacoes SA		246,900	1,269,970
BRF SA (a)		236,661	650,058
CCR SA		447,800	1,124,040
Centrais Eletricas Brasileiras SA (Electrobras)		146,380	1,198,528
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		110,400	994,369
Companhia Siderurgica Nacional SA (CSN)		226,600	965,718
Cosan SA		379,964	1,613,941
Energisa SA unit		63,000	607,069
ENGIE Brasil Energia SA		73,650	624,184
Equatorial Energia SA		341,700	1,772,103
Hapvida Participacoes e Investimentos SA (c)		1,504,155	2,668,198
Hypera SA		143,400	1,085,373
JBS SA		246,400	1,886,394
Klabin SA unit		236,400	991,704
Localiza Rent A Car SA		220,180	2,357,696
Lojas Renner SA		367,622	1,766,001
Magazine Luiza SA		1,104,052	1,089,771
Natura & Co. Holding SA (a)		332,203	1,249,134
Petro Rio SA (a)		253,900	1,371,197
Petroleo Brasileiro SA - Petrobras (ON)		1,400,209	9,470,765
Raia Drogasil SA		360,700	1,527,008
Rede D'Oregon Sao Luiz SA (c)		141,000	1,047,529
Rumo SA		429,400	1,421,794
Suzano Papel e Celulose SA		268,338	2,692,634
Telefonica Brasil SA		173,800	1,869,845
TIM SA		291,400	794,521
Totvs SA		175,800	1,136,809
Ultrapar Participacoes SA		243,200	642,932
Vale SA		1,453,986	24,495,089
Vibra Energia SA		383,851	1,639,768
Weg SA		593,500	3,613,376

TOTAL BRAZIL			94,846,063

British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(d)		38,348	14,857
Canada - 8.1%
Agnico Eagle Mines Ltd. (Canada)		162,385	9,452,497
Air Canada (a)		67,668	1,185,171
Algonquin Power & Utilities Corp.		233,146	3,375,640
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)		301,538	13,423,857
AltaGas Ltd.		101,431	2,319,731
Ballard Power Systems, Inc. (a)(b)		80,346	667,335
Bank of Montreal		227,479	24,119,343
Bank of Nova Scotia		428,245	27,118,461
Barrick Gold Corp. (Canada)		631,763	14,089,448
Bausch Health Cos., Inc. (Canada) (a)		103,622	1,968,951
BCE, Inc.		24,586	1,307,145
BlackBerry Ltd. (a)		198,074	1,133,261
Brookfield Asset Management, Inc. (Canada) Class A		500,354	24,958,303
Brookfield Renewable Corp.		47,033	1,688,890
CAE, Inc. (a)		112,447	2,674,079
Cameco Corp.		143,507	3,705,388
Canadian Apartment Properties (REIT) unit		28,489	1,115,920
Canadian Imperial Bank of Commerce		158,858	17,561,992
Canadian National Railway Co.		249,958	29,396,065
Canadian Natural Resources Ltd.		418,311	25,890,248
Canadian Pacific Railway Ltd.		328,796	24,050,878
Canadian Tire Ltd. Class A (non-vtg.)		20,918	2,881,283
Canadian Utilities Ltd. Class A (non-vtg.)		43,039	1,293,867
CCL Industries, Inc. Class B		54,164	2,361,519
Cenovus Energy, Inc. (Canada)		471,074	8,708,993
CGI, Inc. Class A (sub. vtg.) (a)		76,195	6,075,908
Constellation Software, Inc.		7,175	11,292,506
Dollarama, Inc.		102,951	5,723,551
Emera, Inc.		91,762	4,430,776
Empire Co. Ltd. Class A (non-vtg.)		58,921	1,946,069
Enbridge, Inc.		717,201	31,297,465
Fairfax Financial Holdings Ltd. (sub. vtg.)		8,851	4,863,313
First Quantum Minerals Ltd.		209,416	6,003,807
FirstService Corp.		14,264	1,778,545
Fortis, Inc.		167,990	8,174,254
Franco-Nevada Corp.		67,900	10,268,643
George Weston Ltd.		26,553	3,303,390
GFL Environmental, Inc.		58,000	1,747,246
Gildan Activewear, Inc.		65,900	2,233,003
Great-West Lifeco, Inc.		96,400	2,659,414
Hydro One Ltd. (c)		119,889	3,241,151
iA Financial Corp, Inc.		39,064	2,042,524
IGM Financial, Inc.		28,439	901,220
Imperial Oil Ltd.		88,578	4,459,756
Intact Financial Corp.		62,134	8,692,424
Ivanhoe Mines Ltd. (a)		220,780	1,770,158
Keyera Corp.		79,474	1,971,616
Kinross Gold Corp.		459,749	2,322,633
Lightspeed Commerce, Inc. (Canada) (a)		39,928	892,331
Loblaw Companies Ltd.		59,061	5,402,451
Lundin Mining Corp.		239,483	2,186,693
Magna International, Inc. Class A (sub. vtg.)		100,112	6,033,294
Manulife Financial Corp.		687,267	13,438,794
Metro, Inc.		87,067	4,785,584
National Bank of Canada		120,185	8,393,725
Northland Power, Inc.		89,020	2,686,573
Nutrien Ltd.		202,261	19,875,786
Nuvei Corp. (a)(c)		23,501	1,314,219
Onex Corp. (sub. vtg.)		25,846	1,552,993
Open Text Corp.		94,911	3,801,168
Pan American Silver Corp.		72,987	1,807,888
Parkland Corp.		51,238	1,455,396
Pembina Pipeline Corp.		201,039	7,607,135
Power Corp. of Canada (sub. vtg.)		197,294	5,805,249
Quebecor, Inc. Class B (sub. vtg.)		60,998	1,435,387
Restaurant Brands International, Inc.		87,361	4,990,794
Restaurant Brands International, Inc.		16,254	927,941
RioCan (REIT)		59,677	1,114,894
Ritchie Bros. Auctioneers, Inc.		41,576	2,290,054
Rogers Communications, Inc. Class B (non-vtg.)		125,702	6,847,488
Royal Bank of Canada		500,313	50,531,749
Saputo, Inc.		90,195	1,927,961
Shaw Communications, Inc. Class B		160,459	4,778,859
Shopify, Inc. Class A (a)		40,382	17,274,059
Sun Life Financial, Inc.		206,089	10,252,713
Suncor Energy, Inc.		519,030	18,657,849
TC Energy Corp. (b)		349,992	18,512,401
Teck Resources Ltd. Class B (sub. vtg.)		168,976	6,666,177
TELUS Corp.		161,846	4,049,142
TFI International, Inc. (Canada)		30,640	2,464,747
The Toronto-Dominion Bank		643,306	46,465,857
Thomson Reuters Corp.		60,222	6,021,028
TMX Group Ltd.		19,281	1,962,995
Toromont Industries Ltd.		30,002	2,641,129
Tourmaline Oil Corp.		112,689	5,803,530
West Fraser Timber Co. Ltd.		33,036	2,903,588
Wheaton Precious Metals Corp.		160,914	7,212,414
WSP Global, Inc.		42,225	4,924,415

TOTAL CANADA			691,344,087

Cayman Islands - 5.2%
3SBio, Inc. (c)		412,000	290,663
51job, Inc. sponsored ADR (a)(b)		10,704	651,338
AAC Technology Holdings, Inc.		250,500	585,114
Agile Property Holdings Ltd.		362,000	173,358
Airtac International Group		55,043	1,494,603
Akeso, Inc. (a)(c)		103,000	192,154
Alibaba Group Holding Ltd. (a)		5,381,012	65,635,913
Anta Sports Products Ltd.		383,000	4,401,626
Autohome, Inc. ADR Class A		27,155	789,396
Baidu, Inc. sponsored ADR (a)		99,018	12,295,065
BeiGene Ltd. ADR (a)		16,544	2,647,040
Bilibili, Inc. ADR (a)(b)		59,101	1,438,518
Bosideng International Holdings Ltd.		1,026,000	511,739
Budweiser Brewing Co. APAC Ltd. (c)		594,493	1,479,216
Chailease Holding Co. Ltd.		460,899	3,664,728
China Conch Environment Protection Holdings Ltd. (a)		334,378	281,772
China Conch Venture Holdings Ltd.		594,500	1,543,781
China Education Group Holdings Ltd.		291,000	248,001
China Evergrande Group (d)		1,483,000	311,833
China Feihe Ltd. (c)		1,339,000	1,273,078
China Hongqiao Group Ltd.		774,000	963,034
China Huishan Dairy Holdings Co. Ltd. (a)(d)		397,000	1
China Liansu Group Holdings Ltd.		333,000	416,427
China Literature Ltd. (a)(c)		140,000	588,297
China Medical System Holdings Ltd.		471,000	674,353
China Meidong Auto Holding Ltd.		194,000	638,527
China Mengniu Dairy Co. Ltd.		1,123,000	6,060,856
China Overseas Property Holdings Ltd.		390,000	461,646
China Resources Cement Holdings Ltd.		1,238,000	1,027,215
China Resources Land Ltd.		1,138,634	5,085,383
China Resources Microelectronics Ltd. (A Shares)		17,743	129,022
China Resources Mixc Lifestyle Services Ltd. (c)		213,400	1,025,241
China State Construction International Holdings Ltd.		657,250	848,273
ChinaSoft International Ltd.		878,000	710,426
Chindata Group Holdings Ltd. ADR (a)		40,942	255,478
Chow Tai Fook Jewellery Group Ltd.		799,400	1,340,372
CIFI Ever Sunshine Services Group Ltd.		246,000	325,803
CIFI Holdings Group Co. Ltd.		1,204,696	579,480
CK Asset Holdings Ltd.		696,471	4,721,475
CK Hutchison Holdings Ltd.		938,893	6,589,082
Country Garden Holdings Co. Ltd.		2,860,517	1,978,554
Country Garden Services Holdings Co. Ltd.		708,000	2,984,064
Dali Foods Group Co. Ltd. (c)		765,500	389,566
Daqo New Energy Corp. ADR (a)		20,197	839,589
Dongyue Group Co. Ltd.		477,000	561,564
ENN Energy Holdings Ltd.		288,800	3,868,498
ESR Cayman Ltd. (a)(c)		719,459	2,183,996
Futu Holdings Ltd. ADR (a)(b)		17,024	544,598
GDS Holdings Ltd. ADR (a)(b)		30,055	944,328
Geely Automobile Holdings Ltd.		2,316,000	3,580,973
Genscript Biotech Corp. (a)		380,000	1,073,348
Grab Holdings Ltd. (a)		358,131	1,056,486
Greentown China Holdings Ltd.		275,000	482,928
Greentown Service Group Co. Ltd.		440,000	438,033
Haidilao International Holding Ltd. (b)(c)		357,000	692,937
Haitian International Holdings Ltd.		196,000	482,440
Hansoh Pharmaceutical Group Co. Ltd. (c)		414,000	681,912
Hello Group, Inc. ADR		60,597	322,376
Hengan International Group Co. Ltd.		220,000	1,039,682
Huazhu Group Ltd. ADR		62,147	1,879,325
HUTCHMED China Ltd. sponsored ADR (a)		28,544	430,729
Hygeia Healthcare Holdings Co. (c)		106,400	514,164
I-Mab ADR (a)(b)		13,646	171,121
Innovent Biologics, Inc. (a)(c)		388,000	1,203,359
iQIYI, Inc. ADR (a)(b)		114,654	408,168
JD Health International, Inc. (a)(c)		109,650	683,565
JD.com, Inc. Class A		712,167	22,204,339
Jinxin Fertility Group Ltd. (c)		378,000	236,927
Jiumaojiu International Holdings Ltd. (b)(c)		260,000	572,021
JOYY, Inc. ADR		17,603	696,551
Kanzhun Ltd. ADR (b)		27,366	643,922
KE Holdings, Inc. ADR (a)		130,625	1,852,263
Kingboard Chemical Holdings Ltd.		229,000	1,030,985
Kingboard Laminates Holdings Ltd.		286,000	438,711
Kingdee International Software Group Co. Ltd. (a)		984,000	2,007,944
Kingsoft Cloud Holdings Ltd. ADR (a)(b)		32,168	116,448
Kingsoft Corp. Ltd.		334,000	1,002,337
Kuaishou Technology Class B (a)(c)		162,200	1,324,490
KWG Group Holdings Ltd.		389,000	139,190
Lee & Man Paper Manufacturing Ltd.		438,000	209,515
Legend Biotech Corp. ADR (a)		44	1,767
Li Ning Co. Ltd.		826,000	6,437,984
Logan Property Holdings Co. Ltd. (b)		441,000	137,206
Longfor Properties Co. Ltd. (c)		669,000	3,313,281
Lufax Holding Ltd. ADR		214,469	1,190,303
Meituan Class B (a)(c)		1,453,900	31,151,852
Melco Crown Entertainment Ltd. sponsored ADR (a)		75,768	433,393
Microport Scientific Corp.		213,400	419,451
Ming Yuan Cloud Group Holdings Ltd.		198,000	257,166
Minth Group Ltd.		252,000	593,764
NetEase, Inc.		741,895	14,211,207
New Oriental Education & Technology Group, Inc. sponsored ADR (a)		48,824	612,741
NIO, Inc. sponsored ADR (a)(b)		470,643	7,859,738
Noah Holdings Ltd. sponsored ADR (a)		11,621	208,829
Parade Technologies Ltd.		26,000	1,237,165
Pinduoduo, Inc. ADR (a)		156,695	6,751,988
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)		158,200	389,363
Powerlong Real Estate Holding Ltd.		546,000	185,148
RLX Technology, Inc. ADR (a)(b)		196,493	398,881
Sands China Ltd. (a)		891,587	1,965,214
Sany Heavy Equipment International Holdings Co. Ltd.		324,000	305,234
Sea Ltd. ADR (a)		113,964	9,431,661
Seazen Group Ltd.		638,000	269,483
Shenzhou International Group Holdings Ltd.		305,200	4,141,249
Shimao Property Holdings Ltd. (b)(d)		464,000	261,358
Shimao Services Holdings Ltd. (c)		294,000	155,168
Silergy Corp.		29,000	2,583,388
Sino Biopharmaceutical Ltd.		3,580,250	1,877,955
SITC International Holdings Co. Ltd.		529,000	1,758,645
Smoore International Holdings Ltd. (b)(c)		606,000	1,267,339
Sunac China Holdings Ltd. (d)		1,082,000	536,794
Sunac Services Holdings Ltd. (c)		352,000	191,837
Sunny Optical Technology Group Co. Ltd.		252,200	3,675,534
TAL Education Group ADR (a)		133,682	453,182
Tencent Holdings Ltd.		2,044,700	96,356,253
Tencent Music Entertainment Group ADR (a)		216,563	920,393
Tingyi (Cayman Islands) Holding Corp.		676,000	1,233,809
Tongcheng Travel Holdings Ltd. (a)		360,000	634,814
Topsports International Holdings Ltd. (c)		562,000	429,846
Trip.com Group Ltd. ADR (a)		185,021	4,375,747
Uni-President China Holdings Ltd.		419,000	367,170
Vinda International Holdings Ltd.		129,000	311,044
Vipshop Holdings Ltd. ADR (a)		151,569	1,161,019
Want Want China Holdings Ltd.		1,622,000	1,464,126
Weibo Corp. sponsored ADR (a)(b)		22,600	522,964
Weimob, Inc. (a)(b)(c)		648,000	379,740
WH Group Ltd. (c)		3,195,446	2,206,774
Wharf Real Estate Investment Co. Ltd.		587,654	2,769,360
Wuxi Biologics (Cayman), Inc. (a)(c)		1,280,000	9,447,445
Xiaomi Corp. Class B (a)(c)		5,059,600	7,702,423
Xinyi Glass Holdings Ltd.		644,793	1,426,805
Xinyi Solar Holdings Ltd.		1,777,446	2,642,042
XPeng, Inc. ADR (a)		136,901	3,369,134
Yadea Group Holdings Ltd. (c)		418,000	630,050
Yihai International Holding Ltd.		161,000	453,228
Zai Lab Ltd. ADR (a)		25,346	1,012,826
Zhen Ding Technology Holding Ltd.		226,302	801,735
Zhongsheng Group Holdings Ltd. Class H		206,500	1,364,515
ZTO Express, Inc. sponsored ADR		157,579	4,334,998

TOTAL CAYMAN ISLANDS			445,244,801

Chile - 0.1%
Banco de Chile		16,546,328	1,652,188
Banco de Credito e Inversiones		17,133	530,208
Banco Santander Chile		25,807,034	1,241,689
Cencosud SA		460,915	737,780
Compania Cervecerias Unidas SA		46,721	312,292
Empresas CMPC SA		351,839	524,400
Empresas COPEC SA		140,972	1,036,510
Enel Americas SA		6,766,678	708,598
Enel Chile SA		9,596,008	253,077
Falabella SA		271,811	763,389
Itau CorpBanca SA		1	0

TOTAL CHILE			7,760,131

China - 3.3%
360 Security Technology, Inc. (A Shares) (a)		155,900	191,414
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)		82,500	297,802
A-Living Smart City Services C (H Shares) (c)		168,750	266,890
Addsino Co. Ltd. (A Shares)		25,100	33,951
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)		11,853	186,032
AECC Aero-Engine Control Co. Ltd. (A Shares)		22,500	80,815
AECC Aviation Power Co. Ltd.		51,600	292,840
Agricultural Bank of China Ltd.:
(A Shares)		1,308,400	604,484
(H Shares)		9,690,000	3,634,350
Aier Eye Hospital Group Co. Ltd. (A Shares)		102,857	553,336
Air China Ltd.:
(A Shares) (a)		177,800	252,614
(H Shares) (a)		522,000	351,851
Aluminum Corp. of China Ltd.:
(A shares) (a)		609,700	431,390
(H Shares) (a)		844,000	387,041
Angel Yeast Co. Ltd. (A Shares)		15,200	87,920
Anhui Conch Cement Co. Ltd.:
(A Shares)		32,800	197,546
(H Shares)		529,000	2,874,605
Anhui Gujing Distillery Co. Ltd. (B Shares)		66,502	884,812
Anhui Honglu Steel Construction Group Co. Ltd.		11,500	62,675
Anhui Kouzi Distillery Co. Ltd. (A Shares)		11,500	88,583
Anhui Yingjia Distillery Co. Ltd. (A Shares)		16,500	142,410
Anjoy Foods Group Co. Ltd. (A Shares)		5,000	97,547
Apeloa Pharmaceutical Co. Ltd. A Shares		27,200	76,373
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)		4,900	196,460
Autel Intelligent Technology Corp. Ltd. (A Shares)		14,017	59,391
Autobio Diagnostics Co. Ltd.		10,870	74,944
Avary Holding Shenzhen Co. Ltd. (A Shares)		34,800	153,664
AVIC Capital Co. Ltd. (A Shares)		141,000	81,603
AVIC Electromechanical Systems Co. Ltd. (A Shares)		76,600	113,930
AviChina Industry & Technology Co. Ltd. (H Shares)		871,000	472,571
Avicopter PLC (A Shares)		11,200	71,835
Bank of Beijing Co. Ltd. (A Shares)		322,116	221,955
Bank of Chengdu Co. Ltd. (A Shares)		64,200	162,061
Bank of China Ltd.:
(A Shares)		1,095,500	534,203
(H Shares)		27,730,000	10,880,770
Bank of Communications Co. Ltd.:
(A Shares)		730,700	559,514
(H Shares)		3,299,000	2,295,738
Bank of Hangzhou Co. Ltd. (A Shares)		102,780	235,983
Bank of Jiangsu Co. Ltd. (A Shares)		235,430	259,246
Bank of Nanjing Co. Ltd. (A Shares)		172,900	301,709
Bank of Ningbo Co. Ltd. (A Shares)		123,640	673,213
Bank of Shanghai Co. Ltd. (A Shares)		209,320	204,846
Baoshan Iron & Steel Co. Ltd. (A Shares)		413,800	401,395
BBMG Corp. (H Shares)		513,000	83,938
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)		6,900	28,684
Beijing Capital International Airport Co. Ltd. (H Shares) (a)		672,000	367,119
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)		88,700	95,605
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)		14,200	31,164
Beijing Easpring Material Technology Co. Ltd. (A Shares)		10,900	108,873
Beijing Enlight Media Co. Ltd. (A Shares)		71,600	78,215
Beijing Kingsoft Office Software, Inc. (A Shares)		9,091	257,477
Beijing New Building Materials PLC (A Shares)		33,900	147,851
Beijing Originwater Technology Co. Ltd. (A Shares)		57,100	40,203
Beijing Roborock Technology Co. Ltd. (A Shares)		1,321	114,129
Beijing Shiji Information Technology Co. Ltd. (A Shares)		22,260	60,154
Beijing Shunxin Agriculture Co. Ltd.		13,300	40,895
Beijing Sinnet Technology Co. Ltd. (A Shares)		35,500	51,441
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)		21,720	64,322
Beijing United Information Technology Co. Ltd. (A Shares)		8,200	118,949
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)		11,890	289,213
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)		5,400	95,340
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)		762,300	527,071
Betta Pharmaceuticals Co. Ltd. (A Shares)		6,600	42,651
BGI Genomics Co. Ltd.		6,800	64,515
BOC International China Co. Ltd.		44,800	83,852
BOE Technology Group Co. Ltd. (A Shares)		730,900	417,418
By-Health Co. Ltd. (A Shares)		30,700	92,708
BYD Co. Ltd.:
(A Shares)		33,100	1,200,618
(H Shares)		295,500	8,599,560
C&S Paper Co. Ltd. (A Shares)		27,600	43,632
Caitong Securities Co. Ltd.		85,670	91,515
CanSino Biologics, Inc.:
(A Shares) (a)		3,817	87,553
(H Shares) (a)(c)		23,600	250,419
CECEP Solar Energy Co. Ltd. (A Shares)		58,700	58,884
CECEP Wind-Power Corp. (A Shares)		154,900	93,434
CGN Power Co. Ltd. (H Shares) (c)		3,606,000	1,013,299
Chacha Food Co. Ltd. (A Shares)		9,000	72,005
Changchun High & New Technology Industry Group, Inc. (A Shares)		7,700	181,610
Changjiang Securities Co. Ltd. (A Shares)		101,100	84,125
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)		6,100	117,332
Chaozhou Three-Circle Group Co. (A Shares)		28,000	120,616
Chengtun Mining Group Co. Ltd. (A Shares)		44,100	45,984
Chengxin Lithium Group Co. Ltd. (A Shares) (a)		20,500	135,780
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)		24,200	66,996
China Baoan Group Co. Ltd. (A Shares)		50,000	67,290
China Bohai Bank Co. Ltd. (H Shares) (c)		955,000	156,200
China Cinda Asset Management Co. Ltd. (H Shares)		2,914,000	491,373
China CITIC Bank Corp. Ltd.:
(A Shares)		111,700	84,679
(H Shares)		3,185,000	1,618,776
China Coal Energy Co. Ltd. (H Shares)		639,000	537,953
China Communications Services Corp. Ltd. (H Shares)		862,000	392,590
China Construction Bank Corp.:
(A Shares)		936,942	856,715
(H Shares)		33,208,000	23,657,354
China CSSC Holdings Ltd. (A Shares)		86,500	204,013
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)		263,100	186,651
(H Shares) (a)		28,000	9,429
China Energy Engineering Corp. Ltd. (A Shares) (a)		648,100	235,286
China Everbright Bank Co. Ltd.:
(A Shares)		324,600	156,039
(H Shares)		1,709,000	619,116
China Galaxy Securities Co. Ltd. (H Shares)		1,471,500	800,383
China Great Wall Securities Co. Ltd. (A Shares)		83,100	102,621
China Greatwall Technology Group Co. Ltd. (A Shares)		51,700	69,977
China International Capital Corp. Ltd.		31,000	174,028
China International Capital Corp. Ltd. (H Shares) (c)		469,600	941,254
China International Travel Service Corp. Ltd. (A Shares)		38,300	1,038,968
China Jushi Co. Ltd. (A Shares)		65,722	155,044
China Life Insurance Co. Ltd.:
(A Shares)		31,100	118,876
(H Shares)		2,712,000	3,941,005
China Longyuan Power Grid Corp. Ltd. (H Shares)		1,241,000	2,393,657
China Merchants Bank Co. Ltd.:
(A Shares)		295,500	1,775,345
(H Shares)		1,520,751	9,165,947
China Merchants Securities Co. Ltd. (A Shares)		156,930	301,220
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)		181,400	429,657
China Minmetals Rare Earth Co. Ltd. (A Shares)		22,700	78,833
China Minsheng Banking Corp. Ltd.:
(A Shares)		801,300	447,512
(H Shares)		2,276,300	863,157
China Molybdenum Co. Ltd.:
(A Shares)		278,300	194,572
(H Shares)		1,779,000	884,694
China National Building Materials Co. Ltd. (H Shares)		1,419,000	1,888,423
China National Chemical Engineering Co. Ltd. (A Shares)		115,600	158,140
China National Medicines Corp. Ltd. (A Shares)		10,500	46,639
China National Nuclear Power Co. Ltd. (A Shares)		278,000	297,036
China Northern Rare Earth Group High-Tech Co. Ltd.		69,900	330,880
China Oilfield Services Ltd. (H Shares)		634,000	649,064
China Pacific Insurance (Group) Co. Ltd.		60,500	189,065
China Pacific Insurance (Group) Co. Ltd. (H Shares)		1,186,600	2,630,662
China Petroleum & Chemical Corp.:
(A Shares)		896,400	585,058
(H Shares)		8,486,000	4,153,661
China Railway Group Ltd.:
(A Shares)		591,200	631,761
(H Shares)		1,081,000	757,093
China Railway Signal & Communications Corp. (A Shares)		163,929	106,740
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)		20,500	114,077
China Shenhua Energy Co. Ltd.:
(A Shares)		135,500	627,990
(H Shares)		1,204,000	3,846,607
China Southern Airlines Ltd.:
(A Shares) (a)		280,800	274,955
(H Shares) (a)		614,000	342,911
China State Construction Engineering Corp. Ltd. (A Shares)		918,960	869,689
China Suntien Green Energy Corp. Ltd. (H Shares)		554,000	312,744
China Three Gorges Renewables Group Co. Ltd. (A Shares)		544,300	475,872
China Tower Corp. Ltd. (H Shares) (c)		14,812,000	1,728,699
China TransInfo Technology Co. Ltd. (A Shares)		23,000	29,544
China United Network Communications Ltd. (A Shares)		1,287,600	683,626
China Vanke Co. Ltd.:
(A Shares)		139,600	408,790
(H Shares)		663,600	1,564,770
China Yangtze Power Co. Ltd. (A Shares)		540,930	1,853,320
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)		12,700	201,399
China Zheshang Bank Co. Ltd.		1,270,900	634,891
Chongqing Brewery Co. Ltd. (A Shares) (a)		8,800	165,671
Chongqing Changan Automobile Co. Ltd. (A Shares)		122,300	191,279
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)		15,500	81,355
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)		328,500	191,481
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)		31,400	446,880
CITIC Securities Co. Ltd.:
(A Shares)		204,630	603,168
(H Shares)		1,017,175	2,234,870
CNGR Advanced Material Co. Ltd.		7,700	96,750
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)		29,500	32,511
Contemporary Amperex Technology Co. Ltd.		49,500	3,016,291
COSCO Shipping Development Co. Ltd. (A Shares)		136,400	63,241
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)		60,200	71,491
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)		420,320	904,662
(H Shares)		1,019,150	1,585,556
CRRC Corp. Ltd. (A Shares)		1,599,500	1,216,732
CSC Financial Co. Ltd. (A Shares)		85,000	274,233
Daan Gene Co. Ltd.		19,200	52,150
Daqin Railway Co. Ltd. (A Shares)		607,500	610,646
DaShenLin Pharmaceutical Group Co. Ltd.		15,660	62,253
DHC Software Co. Ltd. (A Shares)		48,700	42,451
Do-Fluoride New Materials Co. Ltd. (A Shares)		21,700	102,258
Dong E-E-Jiao Co. Ltd. (A Shares)		13,300	60,633
Dongfang Electric Corp. Ltd. (A Shares)		58,000	109,329
Dongfeng Motor Group Co. Ltd. (H Shares)		926,000	675,513
Dongxing Securities Co. Ltd. (A Shares)		57,200	70,669
East Money Information Co. Ltd. (A Shares)		240,408	817,096
Ecovacs Robotics Co. Ltd. Class A		9,500	153,781
ENN Natural Gas Co. Ltd. (A Shares)		45,100	111,213
Eve Energy Co. Ltd. (A shares)		37,624	367,104
Everbright Securities Co. Ltd. (A Shares)		61,900	105,784
Fangda Carbon New Material Co. Ltd. (A Shares)		75,600	80,162
FAW Jiefang Group Co. Ltd. (A Shares)		35,000	42,724
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)		20,100	40,590
First Capital Securities Co. Ltd. (A Shares)		70,800	58,872
Flat Glass Group Co. Ltd. (A Shares)		103,100	624,940
Focus Media Information Technology Co. Ltd. (A Shares)		289,240	253,178
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)		74,848	917,477
Founder Securities Co. Ltd. (A Shares)		171,700	157,771
Foxconn Industrial Internet Co. Ltd. (A Shares)		142,796	204,585
Fujian Sunner Development Co. Ltd. A Shares (a)		24,200	59,361
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)		74,200	395,760
(H Shares) (c)		151,200	617,757
G-bits Network Technology Xiamen Co. Ltd. (A Shares)		1,400	70,981
Ganfeng Lithium Co. Ltd. (A Shares)		70,800	1,170,374
GCL System Integration Technology Co. Ltd. (a)		83,100	34,305
GD Power Development Co. Ltd. (A Shares)		599,800	271,953
GEM Co. Ltd. (A Shares)		97,200	98,216
Gemdale Corp. (A Shares)		96,300	208,384
GF Securities Co. Ltd.:
(A Shares)		216,000	518,276
(H Shares)		185,800	232,223
Giant Network Group Co. Ltd. (A Shares)		153,500	190,329
Gigadevice Semiconductor Beijing, Inc. (A Shares)		12,784	237,151
Ginlong Technologies Co. Ltd. (A Shares)		5,600	161,699
GoerTek, Inc. (A Shares)		62,800	329,354
Gotion High-tech Co. Ltd. (A Shares) (a)		32,300	129,547
Great Wall Motor Co. Ltd.:
(A Shares)		57,600	213,735
(H Shares)		1,015,500	1,422,133
Gree Electric Appliances, Inc. of Zhuhai (A Shares)		46,000	215,973
Greenland Holdings Corp. Ltd. (A Shares)		318,565	230,937
GRG Banking Equipment Co. Ltd. (A Shares)		26,300	33,730
Guangdong Haid Group Co. Ltd. (A Shares)		32,700	303,751
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)		6,700	78,351
Guanghui Energy Co. Ltd. (A Shares) (a)		138,300	184,969
Guangzhou Automobile Group Co. Ltd.		76,100	138,946
Guangzhou Automobile Group Co. Ltd. (H Shares)		838,000	710,537
Guangzhou Baiyunshan Pharma Health (A Shares)		30,200	132,299
Guangzhou Haige Communications Group (A Shares)		36,400	49,657
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)		8,200	100,526
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)		683,600	253,771
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)		11,000	127,234
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)		18,210	203,613
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)		32,670	36,127
Guolian Securities Co. Ltd.		38,000	53,255
Guosen Securities Co. Ltd. (A Shares)		151,000	219,856
Guotai Junan Securities Co. Ltd.:
(A Shares)		43,000	94,145
(H Shares) (c)		200,000	258,073
Guoyuan Securities Co. Ltd. (A Shares)		70,200	63,588
Haier Smart Home Co. Ltd.		824,400	2,912,436
Haier Smart Home Co. Ltd. (A Shares)		141,229	547,691
Haitong Securities Co. Ltd.:
(A Shares)		114,700	155,775
(H Shares)		1,624,800	1,134,718
Hanergy Mobile Energy Holding (a)(d)		576,000	1
Hangzhou First Applied Material Co. Ltd. (A Shares)		18,700	258,949
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)		28,700	66,608
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)		21,100	82,881
Hangzhou Robam Appliances Co. Ltd. (A Shares)		15,400	71,491
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)		25,100	156,368
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)		34,800	466,164
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)		12,900	43,947
Heilongjiang Agriculture Co. Ltd. (A Shares)		32,100	68,089
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)		66,100	296,043
Hengli Petrochemical Co. Ltd. (A Shares)		114,800	360,123
Hengtong Optic-electric Co. Ltd. (A Shares)		84,400	127,579
Hengyi Petrochemical Co. Ltd. (A Shares)		57,630	66,216
Hesteel Co. Ltd. (A Shares)		268,100	93,992
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)		10,200	125,504
Hongfa Technology Co. Ltd. (A Shares)		12,800	93,076
Hoshine Silicon Industry Co. Ltd. (A Shares)		9,700	115,459
Huadian Power International Corp. Ltd. (H Shares)		336,000	116,607
Huadong Medicine Co. Ltd. (A Shares)		32,860	168,129
Huafon Chemical Co. Ltd. (A Shares)		94,500	110,438
Huagong Tech Co. Ltd. (A Shares)		8,100	20,434
Hualan Biological Engineer, Inc. (A Shares)		30,450	76,373
Huaneng Power International, Inc.:
(A Shares)		53,000	57,840
(H Shares)		1,458,000	732,418
Huatai Securities Co. Ltd.:
(A Shares)		71,000	141,931
(H Shares) (c)		669,400	920,045
HUAXI Securities Co. Ltd.		51,000	53,471
Huaxia Bank Co. Ltd. (A Shares)		192,800	158,414
Huaxin Cement Co. Ltd. (A Shares)		21,900	72,118
Huayu Automotive Systems Co. Ltd. (A Shares)		70,731	207,950
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)		27,200	130,360
Huizhou Desay SV Automotive Co. Ltd.		9,800	175,127
Humanwell Healthcare Group Co. Ltd. (A Shares)		35,400	83,331
Hunan Valin Steel Co. Ltd. (A Shares)		127,200	111,155
Hundsun Technologies, Inc. (A Shares)		24,752	141,839
iFlytek Co. Ltd. (A Shares)		47,000	260,117
IMEIK Technology Development Co. Ltd. (A Shares)		4,100	317,896
Industrial & Commercial Bank of China Ltd.:
(A Shares)		1,311,300	945,706
(H Shares)		20,004,000	12,058,545
Industrial Bank Co. Ltd. (A Shares)		498,900	1,533,659
Industrial Securities Co. Ltd. (A Shares)		121,800	118,848
Ingenic Semiconductor Co. Ltd. (A Shares)		9,000	99,860
Inner Mongoli Yili Industries Co. Ltd. (A Shares)		118,100	684,196
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)		851,000	239,858
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)		131,800	86,599
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)		71,300	90,680
Inspur Electronic Information Industry Co. Ltd. (A Shares)		24,512	90,828
Intco Medical Technology Co. Ltd. (A Shares)		11,300	48,964
JA Solar Technology Co. Ltd. (A Shares)		30,600	372,288
Jafron Biomedical Co. Ltd. (A Shares)		13,740	85,502
Jason Furniture Hangzhou Co. Ltd. (A Shares)		15,400	134,614
JCET Group Co. Ltd. (A Shares)		34,900	112,673
Jiangsu Eastern Shenghong Co. Ltd.		78,300	143,884
Jiangsu Expressway Co. Ltd. (H Shares)		414,000	409,023
Jiangsu Hengli Hydraulic Co. Ltd.		25,472	175,751
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)		118,248	525,085
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)		22,000	148,194
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)		28,300	675,253
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)		6,000	118,463
Jiangsu Yoke Technology Co. Ltd. (A Shares)		11,400	76,758
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)		17,200	61,825
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)		61,500	150,200
Jiangxi Copper Co. Ltd.:
(A Shares)		30,000	78,578
(H Shares)		400,000	625,690
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)		71,800	62,913
Jinke Properties Group Co. Ltd. (A Shares)		127,300	86,143
JiuGui Liquor Co. Ltd. (A Shares)		6,400	144,036
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)		23,700	39,752
Joinn Laboratories China Co. Ltd. (A Shares)		7,420	110,724
Jointown Pharmaceutical Group (A Shares)		31,800	61,501
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)		14,000	52,632
Juewei Food Co. Ltd.		10,300	67,983
Kingfa Sci & Tech Co. Ltd. (A Shares)		56,600	70,457
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)		40,700	81,076
Kunlun Tech Co. Ltd. (A Shares)		21,100	45,439
Kweichow Moutai Co. Ltd. (A Shares)		26,600	7,340,985
Lakala Payment Co. Ltd. (A Shares)		19,700	52,767
Laobaixing Pharmacy Chain JSC (A Shares)		4,600	22,298
Lb Group Co. Ltd. (A Shares)		45,500	124,703
Lens Technology Co. Ltd. (A Shares)		94,400	143,601
Lepu Medical Technology Beijing Co. Ltd. (A Shares)		37,400	95,898
Leyard Optoelectronic Co. Ltd. (A Shares)		58,000	52,055
Lingyi iTech Guangdong Co. (A Shares) (a)		150,800	96,640
Livzon Pharmaceutical Group, Inc. (A Shares)		18,400	92,292
LONGi Green Energy Technology Co. Ltd.		105,820	1,069,838
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)		4,000	72,602
Luxi Chemical Group Co. Ltd. (d)		42,500	117,046
Luxshare Precision Industry Co. Ltd. (A Shares)		138,147	638,572
Luzhou Laojiao Co. Ltd. (A Shares)		28,600	904,673
Mango Excellent Media Co. Ltd. (A Shares)		37,800	202,388
Maxscend Microelectronics Co. Ltd. (A Shares)		6,220	172,316
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)		57,564	43,234
Metallurgical Corp. China Ltd. (H Shares)		920,000	235,539
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)		13,400	39,917
Ming Yang Smart Energy Group Ltd. (A Shares)		44,800	148,118
Montage Technology Co. Ltd. (A Shares)		21,515	187,478
Muyuan Foodstuff Co. Ltd. (A Shares)		105,240	823,155
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.		29,841	115,942
Nanjing Securities Co. Ltd. (A Shares)		53,600	59,963
NARI Technology Co. Ltd. (A Shares)		107,540	515,356
National Silicon Industry Group Co. Ltd. (A Shares) (a)		41,363	128,804
NAURA Technology Group Co. Ltd.		10,200	362,566
NavInfo Co. Ltd. (A Shares) (a)		47,300	88,215
New China Life Insurance Co. Ltd.		13,900	62,325
New China Life Insurance Co. Ltd. (H Shares)		370,900	939,749
New Hope Liuhe Co. Ltd. (A Shares) (a)		113,900	240,276
Ninestar Corp. (A Shares)		24,000	147,318
Ningbo Joyson Electronic Corp. (A shares)		20,300	33,184
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)		8,699	119,760
Ningbo Shanshan Co. Ltd. (A Shares)		41,600	137,593
Ningbo Tuopu Group Co. Ltd. (A Shares)		23,700	184,647
Ningxia Baofeng Energy Group Co. Ltd.		119,200	252,303
Nongfu Spring Co. Ltd. (H Shares) (b)(c)		649,000	3,434,460
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)		33,500	105,171
Northeast Securities Co. Ltd. (A Shares)		57,700	56,716
Offshore Oil Enginering Co. Ltd. (A Shares)		63,300	39,002
OFILM Group Co. Ltd. (A Shares) (a)		63,100	52,447
Oppein Home Group, Inc. (A Shares)		10,760	188,948
Orient Securities Co. Ltd. (A Shares)		135,808	185,838
Ovctek China, Inc. (A Shares)		15,820	88,001
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)		122,400	56,974
People's Insurance Co. of China Group Ltd.:
(A Shares)		140,700	92,661
(H Shares)		2,874,000	915,523
Perfect World Co. Ltd. (A Shares)		42,950	95,300
PetroChina Co. Ltd.:
(A Shares)		525,000	424,128
(H Shares)		7,454,000	3,538,369
PharmaBlock Sciences (Nanjing), Inc. (A Shares)		4,300	49,423
Pharmaron Beijing Co. Ltd.:
(A Shares)		15,600	294,195
(H Shares) (c)		41,800	525,111
PICC Property & Casualty Co. Ltd. (H Shares)		2,654,933	2,715,517
Ping An Bank Co. Ltd. (A Shares)		367,700	847,240
Ping An Insurance Group Co. of China Ltd.:
(A Shares)		284,992	1,908,406
(H Shares)		2,228,000	14,082,562
Poly Developments & Holdings (A Shares)		245,200	672,991
Postal Savings Bank of China Co. Ltd.		332,900	270,525
Postal Savings Bank of China Co. Ltd. (H Shares) (c)		3,153,000	2,390,541
Power Construction Corp. of China Ltd. (A Shares)		305,600	355,197
Proya Cosmetics Co. Ltd. (A Shares)		3,600	109,525
Qingdao Rural Commercial Bank Corp. (A Shares)		57,000	29,133
Raytron Technology Co. Ltd. (A Shares)		9,121	49,166
Risesun Real Estate Development Co. Ltd. (A Shares)		86,700	49,084
Riyue Heavy Industry Co. Ltd. (A Shares)		22,600	55,219
Rongsheng Petrochemical Co. Ltd. (A Shares)		192,150	394,849
SAIC Motor Corp. Ltd. (A Shares)		164,000	392,735
Sailun Group Co. Ltd. A Shares		66,900	96,830
Sangfor Technologies, Inc.		8,200	109,732
Sany Heavy Industry Co. Ltd. (A Shares)		157,600	390,872
Satellite Chemical Co. Ltd. (A Shares)		36,960	200,471
SDIC Capital Co. Ltd.		91,352	88,041
SDIC Power Holdings Co. Ltd. (A Shares)		139,000	202,817
Sealand Securities Co. Ltd. (A Shares)		114,180	57,686
Seazen Holdings Co. Ltd. (A Shares)		48,200	201,541
SF Holding Co. Ltd. (A Shares)		93,900	723,911
SG Micro Corp. (A Shares)		3,750	156,686
Shaanxi Coal Industry Co. Ltd. (A Shares)		189,300	491,485
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)		24,010	65,743
Shandong Gold Mining Co. Ltd.:
(A Shares)		61,432	178,418
(H Shares) (c)		236,250	436,372
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)		39,520	178,983
Shandong Linglong Tyre Co. Ltd. (A Shares)		27,500	73,417
Shandong Nanshan Aluminum Co. Ltd. (A Shares)		237,000	115,177
Shandong Sun Paper Industry JSC Ltd. (A Shares)		41,600	77,062
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		848,000	903,416
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)		14,700	68,754
Shanghai Baosight Software Co. Ltd.		230,769	846,725
Shanghai Baosight Software Co. Ltd. (A Shares)		18,200	129,978
Shanghai Construction Group Co. Ltd. (A Shares)		168,300	82,092
Shanghai Electric Group Co. Ltd. (A Shares)		265,500	153,373
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)		27,900	179,841
(H Shares)		199,500	853,489
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)		2,575	95,542
Shanghai International Airport Co. Ltd. (A Shares) (a)		14,800	109,828
Shanghai International Port Group Co. Ltd. (A Shares)		236,600	211,158
Shanghai Jahwa United Co. Ltd. (A Shares)		13,900	65,195
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)		21,400	172,725
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)		22,388	321,169
Shanghai Lingang Holdings Corp. Ltd. (A Shares)		65,880	126,676
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		468,071	427,901
Shanghai M&G Stationery, Inc. (A Shares)		15,700	113,359
Shanghai Medicilon, Inc. (A Shares)		1,548	89,197
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)		81,400	215,750
(H Shares)		191,700	309,974
Shanghai Pudong Development Bank Co. Ltd. (A Shares)		544,500	659,596
Shanghai Putailai New Energy Technology Co. Ltd.		13,464	238,107
Shanghai RAAS Blood Products Co. Ltd. (A Shares)		200,600	163,308
Shanghai Yuyuan Tourist Mart Group Co. Ltd.		65,400	88,629
Shanghai Zhangjiang High Ltd. (A Shares)		27,200	47,539
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)		64,300	149,578
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)		77,000	120,213
Shanxi Securities Co. Ltd. (A Shares)		59,350	44,671
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)		116,400	103,808
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)		23,920	981,787
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)		88,270	184,401
Shenghe Resources Holding Co. Ltd. (A Shares)		36,000	84,746
Shengyi Technology Co. Ltd.		38,700	96,981
Shennan Circuits Co. Ltd. (A Shares)		8,600	122,846
Shenwan Hongyuan Group Co. Ltd. (A Shares)		354,900	218,065
Shenzhen Capchem Technology Co. Ltd. (A Shares)		6,000	59,922
Shenzhen Energy Group Co. Ltd. (A Shares)		69,720	61,107
Shenzhen Goodix Technology Co. Ltd. (A Shares)		7,200	60,943
Shenzhen Inovance Technology Co. Ltd. (A Shares)		48,150	415,960
Shenzhen Kaifa Technology Co. Ltd. (A Shares)		24,200	35,451
Shenzhen Kangtai Biological Products Co. Ltd.		12,600	122,812
Shenzhen Kedali Industry Co. Ltd.		5,800	105,766
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)		23,900	1,126,363
Shenzhen MTC Co. Ltd. (A Shares) (a)		140,400	67,927
Shenzhen New Industries Biomedical Engineering Co. Ltd.		22,100	133,770
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)		182,400	166,087
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)		19,900	68,790
Shenzhen SC New Energy Technology Corp. (A Shares)		6,700	59,586
Shenzhen Senior Technology Material Co. Ltd. (A Shares)		29,517	93,361
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)		21,300	80,116
Shenzhen Sunway Communication Co. Ltd. (A Shares)		13,500	29,635
Shenzhen Transsion Holdings Co. Ltd. (A Shares)		15,093	191,658
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)		35,860	132,954
Sichuan Chuantou Energy Co. Ltd. (A Shares)		88,136	146,493
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)		154,900	73,510
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)		29,900	76,503
Sichuan New Energy Power Co. Ltd. (A Shares) (a)		31,500	78,513
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)		106,600	167,579
Sichuan Swellfun Co. Ltd. (A Shares)		9,200	97,494
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)		32,100	127,145
Sinolink Securities Co. Ltd. (A Shares)		49,100	60,763
Sinoma Science & Technology Co. Ltd. (A Shares)		36,000	109,329
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)		111,300	52,005
Sinopharm Group Co. Ltd. (H Shares)		529,600	1,218,705
Sinotrans Ltd.		81,000	45,828
Siyuan Electric Co. Ltd. (A Shares)		22,600	101,976
SKSHU Paint Co. Ltd. (A Shares)		7,560	84,415
Songcheng Performance Development Co. Ltd. (A Shares)		60,860	114,388
Soochow Securities Co. Ltd. (A Shares)		76,349	77,749
Southwest Securities Co. Ltd. (A Shares)		114,400	64,049
StarPower Semiconductor Ltd. (A Shares)		3,100	159,091
Sungrow Power Supply Co. Ltd. (A Shares)		29,000	273,432
Suning.com Co. Ltd. (A Shares) (a)		143,200	69,723
Sunwoda Electronic Co. Ltd. (A Shares)		32,200	106,165
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)		27,500	69,453
Suzhou Maxwell Technologies Co. Ltd. (A Shares)		3,360	168,568
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)		13,000	118,697
TBEA Co. Ltd. (A Shares)		71,500	207,043
TCL Technology Group Corp. (A Shares)		272,800	170,920
Thunder Software Technology Co. Ltd. (A Shares)		8,900	124,445
Tianfeng Securities Co. Ltd. (A Shares)		247,900	111,840
Tianjin 712 Communication & Broadcasting Co. Ltd.		9,800	40,662
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)		58,300	339,866
Tianma Microelectronics Co. Ltd. (A Shares)		41,400	56,896
Tianshan Aluminum Group Co. Ltd.		138,000	141,697
Tianshui Huatian Technology Co. Ltd. (A Shares)		44,700	57,208
Tibet Summit Industrial Co. Ltd. (A Shares) (a)		21,200	61,728
Titan Wind Energy Suzhou Co. Ltd. (A Shares)		49,900	74,815
Toly Bread Co. Ltd.		19,208	39,573
TongFu Microelectronics Co. Ltd. (A Shares)		21,400	42,351
Tongkun Group Co. Ltd. (A Shares)		49,100	112,044
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)		217,300	113,211
Tongwei Co. Ltd. (A Shares)		89,400	549,104
Topchoice Medical Corp. (a)		5,300	102,129
Topsec Technologies Group, Inc.		21,500	29,783
Transfar Zhilian Co. Ltd.		71,100	67,377
TravelSky Technology Ltd. (H Shares)		283,000	427,380
Trina Solar Co. Ltd. (A Shares)		34,104	257,825
Tsingtao Brewery Co. Ltd.:
(A Shares)		32,300	418,445
(H Shares)		162,000	1,311,578
Unigroup Guoxin Microelectronics Co. Ltd.		11,100	305,684
Unisplendour Corp. Ltd. (A Shares)		46,620	119,175
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)		22,700	41,193
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)		63,000	115,656
Walvax Biotechnology Co. Ltd. (A Shares)		30,400	243,406
Wanhua Chemical Group Co. Ltd. (A Shares)		58,300	681,892
Weichai Power Co. Ltd.:
(A Shares)		88,600	148,367
(H Shares)		743,600	1,038,740
Weihai Guangwei Composites Co. Ltd. (A Shares)		8,200	61,442
Wens Foodstuffs Group Co. Ltd. (A Shares)		148,900	419,036
Western Securities Co. Ltd. (A Shares)		67,600	63,273
Western Superconducting Technologies Co. Ltd. (A Shares)		12,140	148,798
Westone Information Industry, Inc. (A Shares)		18,900	89,897
Will Semiconductor Ltd.		17,000	382,115
Wingtech Technology Co. Ltd. (A Shares)		23,900	234,412
Winning Health Technology Group Co. Ltd. (A Shares)		45,420	54,200
Wuchan Zhongda Group Co. Ltd.		106,200	78,904
Wuhan Guide Infrared Co. Ltd. (A Shares)		34,986	80,954
Wuhu Token Science Co. Ltd. (A Shares)		46,500	42,571
Wuliangye Yibin Co. Ltd. (A Shares)		86,700	2,111,966
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)		33,330	64,902
WuXi AppTec Co. Ltd.		39,648	614,314
WuXi AppTec Co. Ltd. (H Shares) (c)		148,400	2,018,507
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)		18,560	122,211
Wuxi Shangji Automation Co. Ltd. (A Shares)		5,500	100,562
XCMG Construction Machinery Co. Ltd. (A Shares)		142,700	106,511
Xiamen C&D, Inc. (A Shares)		65,100	141,800
Xiamen Faratronic Co. Ltd. (A Shares)		5,400	118,404
Xiamen Intretech, Inc.		8,330	25,720
Xiamen Tungsten Co. Ltd. (A Shares)		29,300	69,190
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)		139,182	234,887
(H Shares)		147,852	210,149
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)		44,700	49,677
Yankuang Energy Group Co. Ltd.:
(A Shares)		90,400	472,407
(H Shares)		502,000	1,416,227
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)		11,200	32,300
Yantai Jereh Oilfield Services (A Shares)		19,800	92,172
Yealink Network Technology Corp. Ltd.		19,400	226,859
Yifeng Pharmacy Chain Co. Ltd.		12,714	70,409
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)		25,200	181,996
Yintai Gold Co. Ltd. (A Shares)		43,540	61,192
Yonghui Superstores Co. Ltd. (A Shares)		150,700	100,488
YongXing Special Materials Technology Co. Ltd. (A Shares)		9,000	139,115
Yonyou Network Technology Co. Ltd. (A Shares)		66,630	190,976
Youngor Group Co. Ltd. (A Shares)		97,993	100,846
Youngy Co. Ltd. (A Shares) (a)		6,500	101,184
YTO Express Group Co. Ltd. (A Shares)		62,400	168,349
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)		34,000	83,260
Yunda Holding Co. Ltd. (A Shares)		53,320	123,301
Yunnan Aluminium Co. Ltd. (A Shares) (a)		63,700	99,285
Yunnan Baiyao Group Co. Ltd. (A Shares)		27,200	312,406
Yunnan Energy New Material Co. Ltd.		17,400	528,236
Yunnan Tin Co. Ltd. (A Shares) (a)		30,600	82,150
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)		11,298	518,935
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)		321,066	229,717
Zhejiang China Commodities City Group Co. Ltd. (A Shares)		139,000	106,574
Zhejiang Chint Electric Co. Ltd. (A Shares)		42,300	206,500
Zhejiang Dahua Technology Co. Ltd. (A Shares)		48,900	122,461
Zhejiang Dingli Machinery Co. Ltd. (A Shares)		8,900	49,744
Zhejiang Expressway Co. Ltd. (H Shares)		516,000	425,393
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)		130,200	87,654
Zhejiang HangKe Technology, Inc. Co. (A Shares)		8,227	53,858
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)		24,860	56,841
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)		23,700	291,763
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)		23,200	175,018
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)		20,200	142,801
Zhejiang Juhua Co. Ltd. (A Shares)		57,500	97,942
Zhejiang Longsheng Group Co. Ltd. (A Shares)		52,600	79,812
Zhejiang NHU Co. Ltd. (A Shares)		44,400	179,006
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)		57,850	145,124
Zhejiang Semir Garment Co. Ltd. (A Shares)		22,600	22,152
Zhejiang Supor Cookware Co. Ltd.		8,500	70,488
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)		45,000	166,047
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)		27,000	77,169
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.		11,500	70,981
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)		19,600	73,679
Zheshang Securities Co. Ltd.		64,300	88,713
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(c)		177,300	609,618
Zhongji Innolight Co. Ltd. (A Shares)		12,400	57,151
Zhongtai Securities Co. Ltd. (A Shares)		121,000	131,395
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)		186,100	731,610
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)		11,700	89,079
Zhuzhou Kibing Group Co. Ltd. (A Shares)		55,400	91,967
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)		51,700	55,108
Zijin Mining Group Co. Ltd. (H Shares)		2,596,000	3,780,059
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)		472,600	411,772
(H Shares)		20,400	11,928
ZTE Corp.:
(A Shares)		30,600	110,757
(H Shares)		349,280	733,351

TOTAL CHINA			283,863,565

Colombia - 0.0%
Bancolombia SA		66,081	648,121
Ecopetrol SA		1,795,889	1,454,679
Grupo de Inversiones Suramerica SA		39,161	396,755
Interconexion Electrica SA ESP		153,801	845,556

TOTAL COLOMBIA			3,345,111

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)		15,142	41,370
TCS Group Holding PLC unit (d)		40,237	66,818

TOTAL CYPRUS			108,188

Czech Republic - 0.1%
CEZ A/S		61,003	2,617,666
Komercni Banka A/S		25,349	841,067
MONETA Money Bank A/S (c)		124,826	468,212

TOTAL CZECH REPUBLIC			3,926,945

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A		1,080	3,057,092
Series B		2,088	6,043,146
Ambu A/S Series B (b)		60,856	801,015
Carlsberg A/S Series B		35,047	4,452,134
Chr. Hansen Holding A/S		36,780	2,865,520
Coloplast A/S Series B		41,692	5,617,108
Danske Bank A/S		238,338	3,655,830
Demant A/S (a)		38,246	1,680,664
DSV A/S		72,549	11,894,535
Genmab A/S (a)		23,762	8,355,709
GN Store Nord A/S		44,082	1,654,377
Novo Nordisk A/S Series B		595,563	68,028,951
Novozymes A/S Series B		71,125	4,958,092
ORSTED A/S (c)		67,230	7,437,688
Pandora A/S		34,971	3,070,680
Rockwool International A/S Series B		2,743	767,163
Tryg A/S		121,807	2,896,221
Vestas Wind Systems A/S		358,778	9,149,200

TOTAL DENMARK			146,385,125

Egypt - 0.0%
Commercial International Bank SAE		622,544	1,508,381
Commercial International Bank SAE sponsored GDR		162,799	365,968
Eastern Co. SAE		466,590	271,778
Fawry for Banking & Payment Technology Services SAE (a)		256,833	64,174
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)		240,691	49,987

TOTAL EGYPT			2,260,288

Finland - 0.7%
Elisa Corp. (A Shares)		50,669	2,970,288
Fortum Corp.		161,870	2,691,228
Kesko Oyj		101,134	2,546,196
Kone OYJ (B Shares)		120,260	5,781,823
Neste OYJ		151,065	6,482,021
Nokia Corp.		1,914,337	9,705,823
Nordea Bank ABP		1,131,471	11,280,862
Orion Oyj (B Shares)		39,254	1,539,641
Sampo Oyj (A Shares)		175,019	8,498,479
Stora Enso Oyj (R Shares)		202,850	3,991,987
UPM-Kymmene Corp.		189,319	6,548,977
Wartsila Corp.		158,964	1,276,456

TOTAL FINLAND			63,313,781

France - 6.4%
Accor SA (a)		61,369	2,016,194
Aeroports de Paris SA (a)		9,949	1,407,285
Air Liquide SA		159,175	27,538,610
Alstom SA		108,288	2,380,214
Amundi SA (c)		21,026	1,264,294
Arkema SA		21,834	2,487,861
AXA SA (b)		686,777	18,168,711
bioMerieux SA		13,867	1,320,165
BNP Paribas SA		399,533	20,716,341
Bollore SA		291,467	1,360,109
Bouygues SA		77,649	2,669,825
Bureau Veritas SA		106,177	3,050,116
Capgemini SA		57,069	11,618,053
Carrefour SA		219,255	4,649,864
CNP Assurances		56,577	1,243,252
Compagnie de St. Gobain		180,193	10,512,134
Compagnie Generale des Etablissements Michelin SCA Series B		60,553	7,500,095
Covivio		18,423	1,312,041
Credit Agricole SA		428,597	4,628,020
Danone SA		232,414	14,054,362
Dassault Aviation SA		8,790	1,475,007
Dassault Systemes SA		235,539	10,416,562
Edenred SA		89,283	4,483,985
EDF SA (a)		5,248	47,645
EDF SA		189,835	1,725,799
Eiffage SA		28,941	2,857,887
Engie SA (b)		650,519	7,676,436
EssilorLuxottica SA		101,598	17,296,838
Eurazeo SA		13,860	1,064,990
Faurecia SA		44,138	959,471
Gecina SA		15,982	1,800,343
Getlink SE		163,800	2,997,394
Hermes International SCA		11,185	13,791,747
Ipsen SA		12,661	1,312,487
Kering SA		26,625	14,166,427
Klepierre SA		68,438	1,638,108
L'Oreal SA (a)		4,395	1,598,945
L'Oreal SA		84,412	30,709,927
La Francaise des Jeux SAEM (c)		33,950	1,267,726
Legrand SA		96,700	8,568,991
LVMH Moet Hennessy Louis Vuitton SE		98,082	63,472,326
Orange SA		702,600	8,364,730
Orpea		17,798	636,498
Pernod Ricard SA		74,369	15,348,588
Publicis Groupe SA		79,950	4,799,935
Remy Cointreau SA		7,637	1,513,911
Renault SA (a)		64,634	1,579,242
Safran SA		122,639	13,171,238
Sanofi SA		402,511	42,543,373
Sartorius Stedim Biotech		9,707	3,176,412
Schneider Electric SA		192,013	27,547,930
SEB SA		9,807	1,177,696
Societe Generale Series A		290,986	6,993,571
Sodexo SA (a)		2,224	167,686
Sodexo SA		28,139	2,116,772
Teleperformance		21,019	7,543,951
Thales SA		38,241	4,895,803
TotalEnergies SE		888,872	43,646,259
Ubisoft Entertainment SA (a)		32,223	1,456,896
Valeo SA		78,041	1,418,873
Veolia Environnement SA		235,615	6,874,437
VINCI SA		190,629	18,497,467
Vivendi SA		265,789	3,052,741
Wendel SA		9,550	951,506
Worldline SA (a)(c)		82,810	3,258,093

TOTAL FRANCE			549,960,195

Germany - 4.6%
adidas AG		67,791	13,670,679
Allianz SE		143,620	32,405,573
BASF AG		326,364	17,187,296
Bayer AG		347,917	22,917,656
Bayerische Motoren Werke AG (BMW)		112,119	9,156,286
Bechtle AG		27,729	1,281,349
Beiersdorf AG		36,334	3,649,405
Brenntag SE		53,946	4,162,660
Carl Zeiss Meditec AG		14,056	1,765,499
Commerzbank AG (a)		366,908	2,395,295
Continental AG		40,570	2,780,713
Covestro AG (c)		72,244	3,110,505
Daimler Truck Holding AG (a)		142,938	3,844,279
Delivery Hero AG (a)(c)		57,014	2,004,211
Deutsche Bank AG		736,107	7,360,579
Deutsche Borse AG		66,929	11,651,975
Deutsche Lufthansa AG (a)(b)		225,546	1,677,966
Deutsche Post AG		354,211	15,132,776
Deutsche Telekom AG		1,146,722	21,123,949
E.ON AG		796,505	8,289,196
Evonik Industries AG		77,269	2,021,078
Fresenius Medical Care AG & Co. KGaA		73,017	4,540,698
Fresenius SE & Co. KGaA		149,239	5,275,292
GEA Group AG		53,426	2,079,685
Hannover Reuck SE		21,744	3,379,684
HeidelbergCement AG		56,750	3,269,221
HelloFresh AG (a)		59,836	2,522,340
Henkel AG & Co. KGaA		37,934	2,407,335
Infineon Technologies AG		464,896	13,195,246
KION Group AG		24,581	1,367,341
Knorr-Bremse AG		26,460	1,886,985
Lanxess AG		28,116	1,086,854
LEG Immobilien AG		24,855	2,548,397
Mercedes-Benz Group AG (Germany)		303,342	21,173,638
Merck KGaA		45,903	8,516,264
MTU Aero Engines AG		18,786	3,788,492
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen		49,575	11,805,825
Nemetschek Se		19,768	1,568,677
Puma AG		39,124	2,878,690
Rational AG		1,690	1,030,976
RWE AG		228,144	9,472,399
SAP SE		368,965	37,393,129
Scout24 AG (c)		29,895	1,890,809
Siemens AG		271,607	33,395,437
Siemens Energy AG		143,871	2,771,282
Siemens Healthineers AG (c)		99,425	5,316,250
Symrise AG		47,054	5,599,158
Telefonica Deutschland Holding AG		354,765	1,066,966
Uniper SE		30,895	794,145
United Internet AG		33,293	1,071,064
Volkswagen AG		11,223	2,433,838
Vonovia SE		262,819	10,470,970
Zalando SE (a)(c)		78,511	3,089,114

TOTAL GERMANY			396,675,126

Greece - 0.1%
Alpha Bank SA (a)		726,520	817,802
Eurobank Ergasias Services and Holdings SA (a)		914,084	944,747
Ff Group (a)(d)		5,453	6,903
Hellenic Telecommunications Organization SA		77,023	1,481,773
Jumbo SA		36,692	594,699
OPAP SA		74,537	1,104,816
Public Power Corp. of Greece (a)		68,974	552,228

TOTAL GREECE			5,502,968

Hong Kong - 1.7%
AIA Group Ltd.		4,288,695	42,131,109
Beijing Enterprises Holdings Ltd.		173,500	586,542
BOC Hong Kong (Holdings) Ltd.		1,299,149	4,702,740
BYD Electronic International Co. Ltd.		235,500	469,434
China Everbright International Ltd.		1,262,481	741,042
China Jinmao Holdings Group Ltd.		1,742,000	572,517
China Merchants Holdings International Co. Ltd.		503,123	878,351
China Overseas Land and Investment Ltd.		1,371,000	4,235,403
China Power International Development Ltd.		1,767,248	854,493
China Resources Beer Holdings Co. Ltd.		563,162	3,307,924
China Resources Power Holdings Co. Ltd.		646,523	1,215,677
China Taiping Insurance Group Ltd.		613,577	701,482
China Traditional Chinese Medicine Holdings Co. Ltd.		944,000	459,937
CITIC Pacific Ltd.		2,215,000	2,291,440
CLP Holdings Ltd.		583,108	5,690,188
CSPC Pharmaceutical Group Ltd.		3,274,640	3,347,816
Far East Horizon Ltd.		553,000	451,070
Fosun International Ltd.		843,500	888,958
Galaxy Entertainment Group Ltd.		794,136	4,531,475
Ganfeng Lithium Co. Ltd. (H Shares) (c)		30,100	360,274
Guangdong Investment Ltd.		990,000	1,267,539
Hang Lung Properties Ltd.		748,998	1,432,512
Hang Seng Bank Ltd.		266,550	4,719,392
Henderson Land Development Co. Ltd.		509,059	2,058,643
Hong Kong & China Gas Co. Ltd.		3,893,468	4,294,186
Hong Kong Exchanges and Clearing Ltd.		429,602	18,223,277
Hua Hong Semiconductor Ltd. (a)(c)		177,000	687,339
Jinmao Property Services Co. Ltd.		1,316	965
Lenovo Group Ltd.		2,750,000	2,670,259
Link (REIT)		759,750	6,562,557
MMG Ltd. (a)		896,000	377,822
MTR Corp. Ltd.		534,898	2,841,970
New World Development Co. Ltd.		535,090	2,046,608
Power Assets Holdings Ltd.		487,854	3,282,659
Sino Land Ltd.		1,217,819	1,609,692
Sinotruk Hong Kong Ltd.		221,000	267,305
Sun Art Retail Group Ltd.		587,500	182,368
Sun Hung Kai Properties Ltd.		451,562	5,200,681
Swire Pacific Ltd. (A Shares)		166,004	945,544
Swire Properties Ltd.		387,155	927,839
Techtronic Industries Co. Ltd.		494,347	6,598,596
Wharf Holdings Ltd.		491,000	1,438,582
Yuexiu Property Co. Ltd.		470,400	489,458

TOTAL HONG KONG			146,543,665

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		142,928	1,219,221
OTP Bank PLC		77,465	2,333,763
Richter Gedeon PLC		45,999	917,449

TOTAL HUNGARY			4,470,433

India - 3.9%
ACC Ltd.		24,432	738,177
Adani Enterprises Ltd.		100,121	3,027,348
Adani Green Energy Ltd. (a)		139,286	5,206,006
Adani Ports & Special Economic Zone Ltd.		168,855	1,873,594
Adani Total Gas Ltd. (a)		96,440	3,060,215
Adani Transmissions Ltd. (a)		95,653	3,454,806
Ambuja Cements Ltd.		236,540	1,143,130
Apollo Hospitals Enterprise Ltd.		33,915	1,961,533
Asian Paints Ltd.		133,415	5,616,937
Aurobindo Pharma Ltd.		131,260	1,071,963
Avenue Supermarts Ltd. (a)(c)		59,179	3,027,792
Axis Bank Ltd. (a)		815,647	7,679,443
Bajaj Auto Ltd.		25,331	1,227,985
Bajaj Finance Ltd.		97,733	8,414,595
Bajaj Finserv Ltd.		13,437	2,586,559
Balkrishna Industries Ltd.		27,750	771,796
Bandhan Bank Ltd. (c)		221,635	959,926
Berger Paints India Ltd.		95,136	890,935
Bharat Electronics Ltd.		407,501	1,259,702
Bharat Forge Ltd.		79,445	721,498
Bharat Petroleum Corp. Ltd.		311,919	1,466,109
Bharti Airtel Ltd. (a)		890,695	8,537,953
Biocon Ltd. (a)		135,827	650,714
Britannia Industries Ltd.		39,660	1,690,557
Cholamandalam Investment and Finance Co. Ltd.		136,651	1,307,137
Cipla Ltd./India (a)		183,827	2,343,367
Coal India Ltd.		517,479	1,225,607
Colgate-Palmolive Ltd.		46,734	1,007,299
Container Corp. of India Ltd.		80,233	671,567
Dabur India Ltd.		218,533	1,580,134
Divi's Laboratories Ltd.		49,223	2,877,930
DLF Ltd.		210,257	1,011,810
Dr. Reddy's Laboratories Ltd.		42,576	2,290,246
Eicher Motors Ltd.		49,988	1,703,244
GAIL India Ltd.		506,656	1,046,157
Godrej Consumer Products Ltd. (a)		145,965	1,478,430
Godrej Properties Ltd. (a)		40,900	830,861
Grasim Industries Ltd.		89,616	1,966,814
Havells India Ltd.		83,817	1,427,234
HCL Technologies Ltd.		391,783	5,480,891
HDFC Asset Management Co. Ltd. (c)		18,183	480,878
HDFC Standard Life Insurance Co. Ltd. (c)		327,789	2,482,427
Hero Motocorp Ltd.		42,019	1,363,315
Hindalco Industries Ltd.		550,500	3,423,129
Hindustan Petroleum Corp. Ltd.		205,776	722,349
Hindustan Unilever Ltd.		299,110	8,679,749
Housing Development Finance Corp. Ltd.		616,397	17,762,759
ICICI Bank Ltd.		1,831,565	17,585,681
ICICI Lombard General Insurance Co. Ltd. (c)		75,008	1,245,275
ICICI Prudential Life Insurance Co. Ltd. (c)		120,200	819,848
Indian Oil Corp. Ltd.		686,311	1,118,275
Indian Railway Catering & Tourism Corp. Ltd.		78,104	750,850
Indraprastha Gas Ltd.		93,380	427,811
Indus Towers Ltd.		227,131	616,737
Info Edge India Ltd.		25,899	1,558,797
Infosys Ltd.		1,060,709	21,471,616
Infosys Ltd. sponsored ADR		141,203	2,805,704
InterGlobe Aviation Ltd. (a)(c)		30,232	727,193
ITC Ltd.		1,028,777	3,463,216
JSW Steel Ltd.		298,413	2,805,256
Jubilant Foodworks Ltd.		131,670	928,700
Kotak Mahindra Bank Ltd. (a)		203,356	4,710,155
Larsen & Toubro Infotech Ltd. (c)		17,350	1,084,759
Larsen & Toubro Ltd.		239,803	5,263,915
Lupin Ltd.		70,743	684,834
Mahindra & Mahindra Ltd.		307,071	3,674,347
Marico Ltd.		170,433	1,156,991
Maruti Suzuki India Ltd.		47,419	4,743,560
MindTree Consulting Ltd.		23,624	1,079,714
Motherson Sumi Systems Ltd.		431,960	770,637
Mphasis BFL Ltd.		29,912	1,097,067
MRF Ltd.		591	558,329
Muthoot Finance Ltd.		38,516	630,848
Nestle India Ltd.		12,637	3,009,343
NTPC Ltd.		1,702,934	3,452,281
Oil & Natural Gas Corp. Ltd.		888,884	1,839,903
Page Industries Ltd.		1,873	1,109,308
Petronet LNG Ltd.		244,985	648,587
PI Industries Ltd.		28,564	1,055,528
Pidilite Industries Ltd.		51,368	1,621,773
Piramal Enterprises Ltd.		43,810	1,225,612
Power Grid Corp. of India Ltd.		1,163,680	3,444,232
Reliance Industries Ltd.		1,012,733	36,649,456
SBI Cards & Payment Services Ltd.		78,269	843,233
SBI Life Insurance Co. Ltd. (c)		170,892	2,451,501
Shree Cement Ltd.		3,685	1,238,372
Shriram Transport Finance Co. Ltd.		67,044	1,040,165
Siemens Ltd.		23,200	682,831
SRF Ltd.		49,505	1,608,082
State Bank of India		651,822	4,181,354
Sun Pharmaceutical Industries Ltd.		290,939	3,512,617
Tata Consultancy Services Ltd.		329,128	15,150,632
Tata Consumer Products Ltd.		216,240	2,314,212
Tata Motors Ltd. (a)		640,548	3,620,447
Tata Power Co. Ltd./The		509,616	1,594,804
Tata Steel Ltd.		253,696	4,160,439
Tech Mahindra Ltd.		219,479	3,580,228
Titan Co. Ltd.		123,466	3,934,862
Torrent Pharmaceuticals Ltd.		18,526	677,334
Trent Ltd.		59,294	941,646
Ultratech Cement Ltd.		35,199	3,027,793
United Spirits Ltd. (a)		101,485	1,136,416
UPL Ltd. (a)		179,966	1,919,178
Vedanta Ltd.		377,396	1,982,820
Wipro Ltd.		473,319	3,106,132
Yes Bank Ltd. (a)		3,835,020	678,208
Zomato Ltd. (a)		521,662	483,177

TOTAL INDIA			329,905,228

Indonesia - 0.6%
PT Adaro Energy Tbk		5,450,800	1,245,371
PT Aneka Tambang Tbk		3,041,400	543,532
PT Astra International Tbk		7,350,900	3,838,210
PT Bank Central Asia Tbk		19,826,200	11,119,953
PT Bank Jago Tbk (a)		1,464,300	1,176,176
PT Bank Mandiri (Persero) Tbk		6,710,500	4,120,482
PT Bank Negara Indonesia (Persero) Tbk		2,605,700	1,645,892
PT Bank Rakyat Indonesia (Persero) Tbk		24,537,654	8,175,631
PT Barito Pacific Tbk		9,265,300	541,389
PT Charoen Pokphand Indonesia Tbk		2,440,600	865,233
PT Gudang Garam Tbk		147,900	312,951
PT Indah Kiat Pulp & Paper Tbk		941,400	490,641
PT Indocement Tunggal Prakarsa Tbk		495,100	356,807
PT Indofood CBP Sukses Makmur Tbk		850,500	447,424
PT Indofood Sukses Makmur Tbk		1,382,900	601,769
PT Kalbe Farma Tbk		7,053,500	796,344
PT Merdeka Copper Gold Tbk (a)		4,646,995	1,693,495
PT Sarana Menara Nusantara Tbk		7,317,100	509,456
PT Semen Gresik (Persero) Tbk		1,074,900	474,322
PT Surya Citra Media Tbk (a)		20	0
PT Telkom Indonesia Persero Tbk		17,920,800	5,705,281
PT Tower Bersama Infrastructure Tbk		2,776,100	576,393
PT Unilever Indonesia Tbk		2,639,400	706,472
PT United Tractors Tbk		588,600	1,228,231

TOTAL INDONESIA			47,171,455

Ireland - 0.5%
CRH PLC		233,287	9,220,637
CRH PLC sponsored ADR		42,377	1,677,282
DCC PLC (United Kingdom)		35,802	2,712,680
Flutter Entertainment PLC (a)		20,903	2,111,341
Flutter Entertainment PLC (Ireland) (a)		39,056	3,924,717
James Hardie Industries PLC CDI		155,331	4,477,924
Kerry Group PLC Class A		56,194	6,201,836
Kingspan Group PLC (Ireland)		54,513	5,074,455
Smurfit Kappa Group PLC		84,808	3,583,628

TOTAL IRELAND			38,984,500

Isle of Man - 0.1%
Entain PLC (a)		204,644	3,845,327
NEPI Rockcastle PLC		152,021	930,143

TOTAL ISLE OF MAN			4,775,470

Israel - 0.4%
Azrieli Group		14,046	1,215,721
Bank Hapoalim BM (Reg.)		404,090	3,773,443
Bank Leumi le-Israel BM		515,770	5,452,735
Check Point Software Technologies Ltd. (a)		37,964	4,794,474
CyberArk Software Ltd. (a)		14,088	2,213,788
Elbit Systems Ltd. (Israel)		9,309	2,030,472
Icl Group Ltd.		252,403	2,787,847
InMode Ltd. (a)		16,244	407,887
Israel Discount Bank Ltd. (Class A)		427,433	2,547,444
Kornit Digital Ltd. (a)		16,366	1,088,339
Mizrahi Tefahot Bank Ltd.		47,848	1,784,090
NICE Ltd. (a)		18,854	3,880,909
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		397,322	3,460,675
Wix.com Ltd. (a)		21,862	1,649,707

TOTAL ISRAEL			37,087,531

Italy - 1.1%
Amplifon SpA		43,588	1,738,937
Assicurazioni Generali SpA (b)		390,487	7,393,125
Atlantia SpA		176,595	4,212,769
DiaSorin SpA		8,822	1,155,610
Enel SpA		2,882,456	18,744,304
Eni SpA		896,628	12,533,775
FinecoBank SpA		213,893	2,973,404
Infrastrutture Wireless Italiane SpA (c)		112,155	1,196,731
Intesa Sanpaolo SpA		5,893,801	12,009,902
Mediobanca SpA		209,646	2,101,251
Moncler SpA		71,471	3,723,189
Nexi SpA (a)(c)		181,501	1,780,148
Poste Italiane SpA (c)		196,190	1,922,493
Prysmian SpA		90,283	2,936,446
Recordati SpA		36,494	1,758,586
Snam SpA		703,560	3,858,747
Telecom Italia SpA		1,361,035	397,451
Telecom Italia SpA (Risparmio Shares)		2,255,697	627,889
Terna - Rete Elettrica Naziona		502,978	4,102,330
UniCredit SpA		754,607	6,983,948

TOTAL ITALY			92,151,035

Japan - 13.5%
Advantest Corp.		70,537	4,814,016
AEON Co. Ltd.		228,742	4,347,300
AGC, Inc.		70,373	2,638,243
Aisin Seiki Co. Ltd.		51,762	1,503,715
Ajinomoto Co., Inc.		162,261	4,215,793
Ana Holdings, Inc. (a)		51,956	979,405
Asahi Group Holdings		159,449	6,010,087
ASAHI INTECC Co. Ltd.		74,592	1,441,411
Asahi Kasei Corp.		445,830	3,657,897
Astellas Pharma, Inc.		667,230	10,159,055
Azbil Corp.		41,522	1,260,694
Bandai Namco Holdings, Inc.		69,698	4,718,760
Benefit One, Inc.		25,800	391,191
Bridgestone Corp.		203,820	7,470,757
Brother Industries Ltd.		81,321	1,413,326
Canon, Inc.		354,483	8,156,358
Capcom Co. Ltd.		60,874	1,606,289
Central Japan Railway Co.		51,442	6,475,786
Chiba Bank Ltd.		181,432	1,045,645
Chubu Electric Power Co., Inc.		236,944	2,391,965
Chugai Pharmaceutical Co. Ltd.		240,060	7,193,438
Concordia Financial Group Ltd.		362,215	1,318,139
Cosmos Pharmaceutical Corp.		6,921	638,030
CyberAgent, Inc.		143,500	1,516,058
Dai Nippon Printing Co. Ltd.		74,438	1,555,608
Dai-ichi Mutual Life Insurance Co.		359,365	7,195,932
Daifuku Co. Ltd.		34,401	2,115,271
Daiichi Sankyo Kabushiki Kaisha		623,273	15,693,338
Daikin Industries Ltd.		88,746	13,561,960
Daito Trust Construction Co. Ltd.		21,965	2,115,491
Daiwa House Industry Co. Ltd.		208,259	5,006,587
Daiwa House REIT Investment Corp.		742	1,806,030
Daiwa Securities Group, Inc.		501,744	2,459,112
DENSO Corp.		155,125	9,454,134
Dentsu Group, Inc.		75,814	2,732,462
Disco Corp.		10,329	2,528,027
East Japan Railway Co.		104,795	5,464,723
Eisai Co. Ltd.		83,148	3,621,173
ENEOS Holdings, Inc.		1,067,405	3,755,788
FANUC Corp.		68,290	10,463,944
Fast Retailing Co. Ltd.		20,758	9,557,112
Fuji Electric Co. Ltd.		45,225	1,983,149
FUJIFILM Holdings Corp.		130,353	7,165,668
Fujitsu Ltd.		69,894	10,564,419
GLP J-REIT		1,469	1,982,231
GMO Payment Gateway, Inc.		14,341	1,203,209
Hakuhodo DY Holdings, Inc.		79,424	937,328
Hamamatsu Photonics K.K.		48,142	2,154,026
Hankyu Hanshin Holdings, Inc.		77,321	2,040,625
Hikari Tsushin, Inc.		7,122	833,938
Hino Motors Ltd.		96,082	495,975
Hirose Electric Co. Ltd.		11,315	1,435,579
Hitachi Construction Machinery Co. Ltd.		37,409	846,990
Hitachi Ltd.		345,556	16,388,501
Hitachi Metals Ltd. (a)		73,604	1,148,568
Honda Motor Co. Ltd.		580,209	15,261,558
Hoshizaki Corp.		18,350	1,162,332
Hoya Corp.		132,170	13,116,833
Hulic Co. Ltd.		124,294	1,049,464
Ibiden Co. Ltd.		36,005	1,345,574
Idemitsu Kosan Co. Ltd.		73,485	1,936,703
Iida Group Holdings Co. Ltd.		47,140	749,744
INPEX Corp.		356,606	4,242,960
Isuzu Motors Ltd.		204,645	2,387,344
ITO EN Ltd.		17,453	717,240
Itochu Corp.		418,122	12,619,332
ITOCHU Techno-Solutions Corp.		31,798	744,576
Japan Airlines Co. Ltd. (a)		49,240	812,927
Japan Exchange Group, Inc.		187,008	2,784,626
Japan Post Bank Co. Ltd.		139,190	1,050,090
Japan Post Holdings Co. Ltd.		866,830	6,078,090
Japan Post Insurance Co. Ltd.		70,916	1,146,697
Japan Real Estate Investment Corp.		428	2,071,460
Japan Retail Fund Investment Corp.		2,394	1,902,821
Japan Tobacco, Inc.		432,281	7,353,877
JFE Holdings, Inc.		181,542	2,220,032
JSR Corp.		69,101	1,876,446
Kajima Corp.		157,544	1,755,746
Kakaku.com, Inc.		43,533	911,660
Kansai Electric Power Co., Inc.		244,594	2,144,111
Kansai Paint Co. Ltd.		58,772	809,404
Kao Corp.		172,705	6,921,753
KDDI Corp.		568,987	18,841,834
Keio Corp.		34,002	1,304,064
Keisei Electric Railway Co.		43,630	1,069,784
Keyence Corp.		69,020	27,746,333
Kikkoman Corp.		51,273	2,881,602
Kintetsu Group Holdings Co. Ltd. (a)		61,370	1,759,555
Kirin Holdings Co. Ltd.		288,508	4,205,790
Kobayashi Pharmaceutical Co. Ltd.		18,448	1,258,055
Kobe Bussan Co. Ltd.		46,421	1,131,712
Koei Tecmo Holdings Co. Ltd.		21,338	654,330
Koito Manufacturing Co. Ltd.		37,702	1,383,458
Komatsu Ltd.		313,463	7,054,950
Konami Holdings Corp.		31,892	1,961,147
Kose Corp.		11,134	1,143,028
Kubota Corp.		367,225	6,238,664
Kurita Water Industries Ltd.		33,298	1,136,005
Kyocera Corp.		115,617	6,070,697
Kyowa Hakko Kirin Co., Ltd.		96,663	2,037,344
Lasertec Corp.		26,574	3,550,324
Lawson, Inc.		17,551	645,530
Lion Corp.		74,522	767,833
LIXIL Group Corp.		90,861	1,598,093
M3, Inc.		156,434	4,995,556
Makita Corp.		83,920	2,480,410
Marubeni Corp.		558,129	6,092,325
Mazda Motor Corp. (a)		190,172	1,350,365
McDonald's Holdings Co. (Japan) Ltd.		28,068	1,113,538
Medipal Holdings Corp.		58,675	966,283
Meiji Holdings Co. Ltd.		45,813	2,283,637
Mercari, Inc. (a)		32,785	537,261
Minebea Mitsumi, Inc.		137,660	2,641,168
Misumi Group, Inc.		107,075	2,684,833
Mitsubishi Chemical Holdings Corp.		477,462	2,911,393
Mitsubishi Corp.		447,014	15,008,729
Mitsubishi Electric Corp.		655,796	6,868,998
Mitsubishi Estate Co. Ltd.		424,867	6,188,859
Mitsubishi Gas Chemical Co., Inc.		52,959	773,358
Mitsubishi Heavy Industries Ltd.		111,901	3,825,912
Mitsubishi UFJ Financial Group, Inc.		4,228,757	24,583,357
Mitsubishi UFJ Lease & Finance Co. Ltd.		244,499	1,100,116
Mitsui & Co. Ltd.		552,304	13,374,487
Mitsui Chemicals, Inc.		61,343	1,401,559
Mitsui Fudosan Co. Ltd.		329,406	6,981,350
Mitsui OSK Lines Ltd.		119,100	2,788,265
Miura Co. Ltd.		30,289	632,667
Mizuho Financial Group, Inc.		852,514	10,351,829
MonotaRO Co. Ltd.		88,150	1,514,245
MS&AD Insurance Group Holdings, Inc.		160,437	4,775,771
Murata Manufacturing Co. Ltd.		205,566	12,253,275
NEC Corp.		85,456	3,315,340
Nexon Co. Ltd.		170,979	3,893,381
NGK Insulators Ltd.		87,460	1,176,479
Nidec Corp.		161,241	10,424,087
Nihon M&A Center Holdings, Inc.		117,194	1,443,105
Nintendo Co. Ltd.		39,011	17,804,258
Nippon Building Fund, Inc.		570	2,959,045
Nippon Express Holdings, Inc.		25,773	1,511,091
Nippon Paint Holdings Co. Ltd.		290,110	2,298,059
Nippon Prologis REIT, Inc.		717	1,984,491
Nippon Sanso Holdings Corp.		49,047	882,625
Nippon Shinyaku Co. Ltd.		16,645	1,125,765
Nippon Steel & Sumitomo Metal Corp.		298,124	4,733,789
Nippon Telegraph & Telephone Corp.		422,261	12,443,761
Nippon Yusen KK		58,751	4,238,532
Nissan Chemical Corp.		43,522	2,298,946
Nissan Motor Co. Ltd. (a)		811,471	3,248,762
Nisshin Seifun Group, Inc.		68,384	911,615
Nissin Food Holdings Co. Ltd.		22,663	1,576,498
Nitori Holdings Co. Ltd.		29,880	3,074,035
Nitto Denko Corp.		53,455	3,587,952
Nomura Holdings, Inc.		1,064,606	4,099,219
Nomura Real Estate Holdings, Inc.		39,014	950,605
Nomura Real Estate Master Fund, Inc.		1,457	1,829,321
Nomura Research Institute Ltd.		116,324	3,289,227
NTT Data Corp.		218,215	4,023,430
Obayashi Corp.		226,743	1,559,344
OBIC Co. Ltd.		24,369	3,600,260
Odakyu Electric Railway Co. Ltd.		97,790	1,480,839
Oji Holdings Corp.		291,256	1,379,681
Olympus Corp.		395,048	6,953,290
OMRON Corp.		65,384	3,854,653
Ono Pharmaceutical Co. Ltd.		128,865	3,310,613
Open House Group Co. Ltd.		29,300	1,133,754
Oracle Corp. Japan		12,538	805,709
Oriental Land Co. Ltd.		71,197	10,769,983
ORIX Corp.		437,596	7,981,301
ORIX JREIT, Inc.		916	1,238,176
Osaka Gas Co. Ltd.		131,375	2,367,826
Otsuka Corp.		40,404	1,324,124
Otsuka Holdings Co. Ltd.		136,685	4,592,950
Pan Pacific International Holdings Ltd.		149,708	2,292,533
Panasonic Holdings Corp.		791,780	7,057,291
Persol Holdings Co. Ltd.		60,777	1,205,794
Pola Orbis Holdings, Inc.		33,088	381,476
Rakuten Group, Inc.		289,450	2,034,800
Recruit Holdings Co. Ltd.		482,536	17,507,185
Renesas Electronics Corp. (a)		441,867	4,718,242
Resona Holdings, Inc.		721,043	3,135,405
Ricoh Co. Ltd.		226,562	1,654,336
Rinnai Corp.		11,837	756,614
ROHM Co. Ltd.		33,787	2,360,389
Ryohin Keikaku Co. Ltd.		85,038	764,248
Santen Pharmaceutical Co. Ltd.		122,159	993,725
SBI Holdings, Inc. Japan		93,464	2,090,521
SCSK Corp.		50,256	798,986
Secom Co. Ltd.		75,306	5,298,115
Seiko Epson Corp.		95,562	1,346,232
Sekisui Chemical Co. Ltd.		136,352	1,846,361
Sekisui House Ltd.		213,708	3,711,668
Seven & i Holdings Co. Ltd.		267,040	11,807,686
SG Holdings Co. Ltd.		109,616	1,931,728
Sharp Corp.		71,813	607,632
Shimadzu Corp.		90,121	2,946,250
SHIMANO, Inc.		25,774	4,566,752
SHIMIZU Corp.		192,843	1,011,198
Shin-Etsu Chemical Co. Ltd.		126,349	17,364,712
Shionogi & Co. Ltd.		92,160	5,126,485
Shiseido Co. Ltd.		140,294	6,631,900
Shizuoka Bank Ltd.		151,112	977,706
SMC Corp.		20,357	9,857,275
SoftBank Corp.		1,013,029	11,789,494
SoftBank Group Corp.		428,542	17,626,036
Sohgo Security Services Co., Ltd.		24,372	677,026
Sompo Holdings, Inc.		108,679	4,424,322
Sony Group Corp.		447,142	38,588,839
Square Enix Holdings Co. Ltd.		29,692	1,185,476
Stanley Electric Co. Ltd.		43,925	757,404
Subaru Corp.		215,205	3,265,674
Sumco Corp.		127,464	1,835,694
Sumitomo Chemical Co. Ltd.		527,585	2,243,400
Sumitomo Corp.		396,561	6,275,039
Sumitomo Dainippon Pharma Co., Ltd.		59,374	528,880
Sumitomo Electric Industries Ltd.		265,032	2,849,314
Sumitomo Metal Mining Co. Ltd.		86,428	3,790,452
Sumitomo Mitsui Financial Group, Inc.		463,185	13,994,647
Sumitomo Mitsui Trust Holdings, Inc.		117,327	3,641,539
Sumitomo Realty & Development Co. Ltd.		108,508	2,878,552
Suntory Beverage & Food Ltd.		52,537	2,070,011
Suzuki Motor Corp.		128,964	3,887,635
Sysmex Corp.		58,465	3,835,162
T&D Holdings, Inc.		194,927	2,504,898
Taisei Corp.		66,787	1,809,127
Taisho Pharmaceutical Holdings Co. Ltd.		14,133	556,670
Takeda Pharmaceutical Co. Ltd.		564,046	16,366,667
TDK Corp.		135,984	4,200,780
Terumo Corp.		232,435	6,918,462
TIS, Inc.		72,520	1,628,753
Tobu Railway Co. Ltd.		64,186	1,442,784
Toho Co. Ltd.		43,313	1,607,235
Tokio Marine Holdings, Inc.		222,821	12,047,642
Tokyo Century Corp.		12,443	383,271
Tokyo Electric Power Co., Inc. (a)		523,866	1,808,258
Tokyo Electron Ltd.		53,048	22,383,429
Tokyo Gas Co. Ltd.		131,362	2,516,168
Tokyu Corp.		174,081	2,128,804
Toppan, Inc.		91,458	1,511,771
Toray Industries, Inc.		521,353	2,470,840
Toshiba Corp.		136,079	5,651,133
Tosoh Corp.		87,951	1,214,473
Toto Ltd.		48,239	1,625,597
Toyo Suisan Kaisha Ltd.		29,187	901,188
Toyota Industries Corp.		51,642	3,097,323
Toyota Motor Corp.		3,752,965	64,302,217
Toyota Tsusho Corp.		72,911	2,619,492
Trend Micro, Inc.		45,630	2,544,188
Tsuruha Holdings, Inc.		13,536	691,798
Unicharm Corp.		140,997	4,905,568
USS Co. Ltd.		74,217	1,235,568
Welcia Holdings Co. Ltd.		32,592	668,105
West Japan Railway Co.		77,059	2,860,352
Yakult Honsha Co. Ltd.		47,827	2,476,512
Yamaha Corp.		52,932	2,022,372
Yamaha Motor Co. Ltd.		114,578	2,365,543
Yamato Holdings Co. Ltd.		98,802	1,848,783
Yaskawa Electric Corp.		90,035	3,057,181
Yokogawa Electric Corp.		89,023	1,419,248
Z Holdings Corp.		938,496	3,684,384
ZOZO, Inc.		40,307	843,928

TOTAL JAPAN			1,156,447,608

Korea (South) - 3.3%
Alteogen, Inc. (a)		8,563	384,118
AMOREPACIFIC Corp.		10,592	1,499,288
AMOREPACIFIC Group, Inc.		9,193	359,740
BGF Retail Co. Ltd.		3,024	430,255
Celltrion Healthcare Co. Ltd.		29,586	1,482,056
Celltrion Pharm, Inc.		5,919	427,907
Celltrion, Inc.		36,034	4,959,682
Cheil Worldwide, Inc.		26,874	533,681
CJ CheilJedang Corp.		3,143	983,125
CJ Corp.		4,083	277,473
CJ ENM Co. Ltd.		4,195	419,103
CJ Logistics Corp. (a)		3,520	339,038
Coway Co. Ltd.		18,378	1,023,880
Db Insurance Co. Ltd.		15,587	828,020
Doosan Bobcat, Inc.		16,751	541,399
Doosan Heavy Industries & Construction Co. Ltd. (a)		120,509	1,907,121
E-Mart, Inc.		6,910	711,233
Ecopro BM Co. Ltd.		3,669	1,348,276
F&F Co. Ltd.		5,555	610,006
Green Cross Corp.		2,118	312,706
GS Engineering & Construction Corp.		24,126	790,238
GS Holdings Corp.		14,660	503,716
Hana Financial Group, Inc.		104,426	3,856,376
Hankook Tire Co. Ltd.		27,504	750,881
Hanmi Pharm Co. Ltd.		2,007	492,829
Hanon Systems		70,711	629,424
Hanwha Solutions Corp. (a)		42,331	1,058,288
HD Hyundai Co. Ltd.		17,601	803,950
HLB, Inc. (a)		30,254	732,460
HMM Co. Ltd.		93,735	2,066,655
Hotel Shilla Co.		11,883	752,177
HYBE Co. Ltd. (a)		5,807	1,134,358
Hyundai Engineering & Construction Co. Ltd.		28,443	984,210
Hyundai Glovis Co. Ltd.		6,696	1,091,233
Hyundai Mobis		22,914	3,707,989
Hyundai Motor Co.		46,197	6,666,976
Hyundai Steel Co.		28,952	978,610
Iljin Materials Co. Ltd.		7,314	498,535
Industrial Bank of Korea		89,743	792,045
Kakao Corp.		112,840	7,840,358
Kakao Games Corp. (a)		10,409	484,354
KakaoBank Corp. (a)		33,324	1,095,620
Kangwon Land, Inc. (a)		38,240	799,322
KB Financial Group, Inc.		142,522	6,595,448
Kia Corp.		91,517	5,970,705
Korea Aerospace Industries Ltd.		23,614	809,872
Korea Electric Power Corp.		91,304	1,657,303
Korea Investment Holdings Co. Ltd.		14,326	790,025
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)		13,076	935,633
Korea Zinc Co. Ltd.		2,899	1,316,466
Korean Air Lines Co. Ltd. (a)		61,333	1,437,499
KRAFTON, Inc. (a)		7,382	1,442,455
KT&G Corp.		39,821	2,601,093
Kumho Petro Chemical Co. Ltd.		6,311	759,038
L&F Co. Ltd.		8,491	1,428,901
LG Chemical Ltd.		16,722	6,812,331
LG Corp.		30,960	1,778,383
LG Display Co. Ltd.		78,495	1,020,179
LG Electronics, Inc.		37,312	3,361,268
LG Energy Solution		7,685	2,497,294
LG Household & Health Care Ltd.		3,068	2,185,558
LG Innotek Co. Ltd.		4,952	1,336,522
LG Uplus Corp.		67,148	737,852
Lotte Chemical Corp.		5,872	901,474
Lotte Shopping Co. Ltd.		4,757	350,507
Meritz Financial Holdings Co.		9,186	273,707
Meritz Fire & Marine Insurance Co. Ltd.		16,294	567,047
Meritz Securities Co. Ltd.		101,045	519,596
Mirae Asset Securities Co. Ltd.		103,492	651,175
NAVER Corp.		44,563	9,874,021
NCSOFT Corp.		6,078	2,002,126
Netmarble Corp. (c)		8,256	617,289
NH Investment & Securities Co. Ltd.		53,348	452,888
Orion Corp./Republic of Korea		7,293	540,689
Pan Ocean Co., Ltd. (Korea)		99,581	517,784
Pearl Abyss Corp. (a)		10,135	536,866
POSCO		27,003	6,132,721
POSCO Chemtech Co. Ltd.		10,520	1,105,443
S-Oil Corp.		15,144	1,232,461
S1 Corp.		4,192	227,189
Samsung Biologics Co. Ltd. (a)(c)		6,519	4,276,994
Samsung C&T Corp.		29,588	2,662,718
Samsung Electro-Mechanics Co. Ltd.		19,921	2,564,767
Samsung Electronics Co. Ltd.		1,690,592	89,618,564
Samsung Engineering Co. Ltd. (a)		52,638	1,068,264
Samsung Fire & Marine Insurance Co. Ltd.		10,280	1,694,933
Samsung Heavy Industries Co. Ltd. (a)		244,248	1,159,671
Samsung Life Insurance Co. Ltd.		23,519	1,202,626
Samsung SDI Co. Ltd.		19,764	9,364,606
Samsung SDS Co. Ltd.		11,682	1,354,132
Samsung Securities Co. Ltd.		21,480	667,293
SD Biosensor, Inc.		11,400	405,658
Seegene, Inc.		11,706	369,217
Shinhan Financial Group Co. Ltd.		159,794	5,280,862
SK Biopharmaceuticals Co. Ltd. (a)		9,937	714,046
SK Bioscience Co. Ltd. (a)		7,499	788,257
SK Chemicals Co. Ltd.		4,063	403,089
SK Hynix, Inc.		194,641	16,965,323
SK IE Technology Co. Ltd. (a)(c)		9,007	882,502
SK Innovation Co., Ltd.		17,884	2,831,212
SK Square Co. Ltd. (a)		35,222	1,447,102
SK Telecom Co. Ltd.		9,441	423,602
SK, Inc.		14,749	3,079,971
SKC Co. Ltd.		7,059	820,652
Woori Financial Group, Inc.		189,664	2,185,652
Yuhan Corp.		19,311	925,352

TOTAL KOREA (SOUTH)			283,022,584

Kuwait - 0.2%
Agility Public Warehousing Co. KSC		422,013	1,721,097
Boubyan Bank KSC		387,938	1,241,655
Kuwait Finance House KSCP		1,777,895	5,713,627
Mabanee Co. SAKC		195,241	531,896
Mobile Telecommunication Co.		707,364	1,571,664
National Bank of Kuwait		2,549,549	8,750,817

TOTAL KUWAIT			19,530,756

Luxembourg - 0.2%
Allegro.eu SA (a)(c)		116,455	598,985
ArcelorMittal SA (Netherlands)		227,278	6,626,904
Aroundtown SA		349,077	1,755,345
Eurofins Scientific SA		46,755	4,345,307
InPost SA (a)		67,951	416,599
Reinet Investments SCA		48,268	979,009
Tenaris SA		170,084	2,599,255

TOTAL LUXEMBOURG			17,321,404

Malaysia - 0.4%
AMMB Holdings Bhd (a)		541,600	457,375
Axiata Group Bhd		977,834	785,925
CIMB Group Holdings Bhd		2,356,796	2,809,216
Dialog Group Bhd		1,386,122	792,651
DiGi.com Bhd		1,107,300	968,202
Fraser & Neave Holdings Bhd		37,200	196,056
Genting Bhd		818,700	866,476
Genting Malaysia Bhd		1,246,800	866,677
Hap Seng Consolidated Bhd		212,900	359,462
Hartalega Holdings Bhd		616,600	613,215
Hong Leong Bank Bhd		228,200	1,095,197
Hong Leong Credit Bhd		83,300	370,081
IHH Healthcare Bhd		589,000	888,406
Inari Amertron Bhd		1,088,400	697,544
IOI Corp. Bhd		1,026,800	1,083,825
IOI Properties Group Bhd		30	7
Kuala Lumpur Kepong Bhd		163,441	1,108,037
Malayan Banking Bhd		1,670,344	3,474,014
Malaysia Airports Holdings Bhd (a)		335,002	526,594
Maxis Bhd		767,200	666,928
MISC Bhd		455,300	814,564
Nestle (Malaysia) Bhd		22,400	684,659
Petronas Chemicals Group Bhd		821,100	1,923,223
Petronas Dagangan Bhd		89,200	444,011
Petronas Gas Bhd		278,800	1,086,038
PPB Group Bhd		225,780	876,729
Press Metal Bhd		1,110,200	1,521,994
Public Bank Bhd		5,299,200	5,695,832
QL Resources Bhd		319,350	368,845
RHB Bank Bhd		609,256	872,871
Sime Darby Bhd		892,285	476,938
Sime Darby Plantation Bhd		533,240	639,764
Sime Darby Property Bhd		10	1
SP Setia Bhd		13	3
Telekom Malaysia Bhd		448,126	511,626
Tenaga Nasional Bhd		822,700	1,707,384
Top Glove Corp. Bhd		1,731,300	657,413
Westports Holdings Bhd		297,100	264,579

TOTAL MALAYSIA			37,172,362

Mexico - 0.6%
Alfa SA de CV Series A		927,600	621,385
America Movil S.A.B. de CV Series L		10,996,700	10,702,201
Arca Continental S.A.B. de CV		162,000	1,027,975
Becle S.A.B. de CV		227,200	566,372
CEMEX S.A.B. de CV unit (a)		5,161,394	2,271,302
Coca-Cola FEMSA S.A.B. de CV unit		178,365	972,566
Fibra Uno Administracion SA de CV		1,161,900	1,274,267
Fomento Economico Mexicano S.A.B. de CV unit		728,200	5,475,462
Gruma S.A.B. de CV Series B		76,280	906,060
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		127,600	1,963,601
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		69,375	1,514,103
Grupo Bimbo S.A.B. de CV Series A		539,300	1,662,312
Grupo Carso SA de CV Series A1		135,400	442,298
Grupo Financiero Banorte S.A.B. de CV Series O		933,600	6,163,000
Grupo Financiero Inbursa S.A.B. de CV Series O (a)		767,500	1,300,949
Grupo Mexico SA de CV Series B		1,127,524	5,277,784
Grupo Televisa SA de CV		866,700	1,608,830
Industrias Penoles SA de CV		43,610	480,220
Kimberly-Clark de Mexico SA de CV Series A		485,300	677,539
Megacable Holdings S.A.B. de CV unit		118,300	336,990
Operadora de Sites Mexicanos, SA de CV		418,900	511,552
Orbia Advance Corp. S.A.B. de CV		367,637	884,570
Promotora y Operadora de Infraestructura S.A.B. de CV		81,915	597,147
Wal-Mart de Mexico SA de CV Series V		1,886,900	6,672,320

TOTAL MEXICO			53,910,805

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit		872,500	861,202
HKT Trust/HKT Ltd. unit		1,414,557	2,026,074
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)		43,770	3,089,066

TOTAL MULTI-NATIONAL			5,976,342

Netherlands - 3.4%
ABN AMRO Bank NV rights (a)(e)		148,038	95,265
ABN AMRO Group NV GDR (c)		148,038	1,840,285
Adyen BV (a)(c)		7,063	11,846,723
AEGON NV		623,495	3,232,623
AerCap Holdings NV (a)		47,049	2,197,659
Airbus Group NV		209,836	22,971,147
Akzo Nobel NV		65,702	5,699,417
Argenx SE (a)		15,996	4,608,584
ASM International NV (Netherlands)		16,783	5,043,159
ASML Holding NV (Netherlands)		146,264	83,010,454
CNH Industrial NV		361,888	5,126,612
Davide Campari Milano NV		179,071	2,020,491
Euronext NV (c)		29,631	2,374,099
EXOR NV		37,838	2,625,762
Ferrari NV (Italy)		44,648	9,400,848
Heineken Holding NV		42,490	3,316,864
Heineken NV (Bearer)		92,152	8,995,053
IMCD NV		19,837	3,158,497
ING Groep NV (Certificaten Van Aandelen)		1,390,143	13,170,503
JDE Peet's BV		35,317	1,038,993
Just Eat Takeaway.com NV (a)(c)		60,290	1,637,630
Koninklijke Ahold Delhaize NV		369,827	10,908,408
Koninklijke DSM NV		62,046	10,430,529
Koninklijke KPN NV		1,165,902	4,023,053
Koninklijke Philips Electronics NV		326,154	8,522,767
NN Group NV		93,828	4,595,846
Prosus NV		331,735	15,999,136
QIAGEN NV (Germany) (a)		80,917	3,731,656
Randstad NV		41,838	2,212,357
Stellantis NV (Italy)		726,328	9,751,428
STMicroelectronics NV (France)		242,569	8,962,234
Universal Music Group NV		258,552	6,000,065
Wolters Kluwer NV		92,565	9,347,473
Wolters Kluwer NV rights (a)(e)		92,565	100,581
X5 Retail Group NV GDR (d)		41,220	12,682
Yandex NV Class A (a)(d)		102,848	500,762

TOTAL NETHERLANDS			288,509,645

New Zealand - 0.2%
Auckland International Airport Ltd. (a)		492,342	2,473,037
Fisher & Paykel Healthcare Corp.		213,385	2,932,363
Mercury Nz Ltd.		234,535	909,307
Meridian Energy Ltd.		445,676	1,352,653
Ryman Healthcare Group Ltd.		139,158	823,574
Spark New Zealand Ltd.		715,954	2,264,343
Xero Ltd. (a)		49,393	3,257,080

TOTAL NEW ZEALAND			14,012,357

Norway - 0.5%
Adevinta ASA Class B (a)		104,521	807,469
Aker BP ASA		44,528	1,595,389
DNB Bank ASA		328,869	6,372,599
Equinor ASA		346,765	11,720,513
Gjensidige Forsikring ASA		67,243	1,437,616
Mowi ASA		153,740	4,342,701
Norsk Hydro ASA		467,258	3,923,811
Orkla ASA		261,720	2,123,765
Schibsted ASA:
(A Shares)		24,735	515,450
(B Shares)		31,773	610,752
Telenor ASA		243,547	3,434,857
Yara International ASA		58,389	2,968,978

TOTAL NORWAY			39,853,900

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		76,020	717,629
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.		669,850	649,096
AC Energy Corp.		2,525,400	346,889
Altus Property Ventures, Inc. (a)		7	2
Ayala Corp.		94,740	1,330,895
Ayala Land, Inc.		2,751,400	1,676,640
Bank of the Philippine Islands (BPI)		598,506	1,083,877
BDO Unibank, Inc.		663,944	1,637,984
DMCI Holdings, Inc.		4	1
Globe Telecom, Inc.		8,285	359,607
GT Capital Holdings, Inc.		37,401	358,410
International Container Terminal Services, Inc.		348,910	1,430,293
JG Summit Holdings, Inc.		1,022,526	1,085,991
Jollibee Food Corp.		141,120	578,774
Manila Electric Co.		74,460	500,431
Metro Pacific Investments Corp.		3,853,200	278,231
Metropolitan Bank & Trust Co.		694,271	674,973
Monde Nissin Corp. (c)		1,423,500	347,703
PLDT, Inc.		26,010	923,992
SM Investments Corp.		82,323	1,335,412
SM Prime Holdings, Inc.		3,608,700	2,401,477
Universal Robina Corp.		273,850	534,846

TOTAL PHILIPPINES			17,535,524

Poland - 0.2%
Bank Polska Kasa Opieki SA		62,295	1,368,949
CD Projekt RED SA		23,405	633,454
Cyfrowy Polsat SA		85,637	466,320
Dino Polska SA (a)(c)		16,800	1,086,822
KGHM Polska Miedz SA (Bearer)		47,827	1,547,118
LPP SA		374	790,330
mBank SA (a)		4,698	314,445
Orange Polska SA		229,191	350,319
PGE Polska Grupa Energetyczna SA (a)		295,761	657,753
Polish Oil & Gas Co. SA		562,040	787,456
Polski Koncern Naftowy Orlen SA		105,875	1,788,699
Powszechna Kasa Oszczednosci Bank SA (a)		340,021	2,509,541
Powszechny Zaklad Ubezpieczen SA		209,270	1,446,839
Santander Bank Polska SA		12,155	740,205

TOTAL POLAND			14,488,250

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (a)(d)		82,039	1
Energias de Portugal SA		968,086	4,511,923
Galp Energia SGPS SA Class B		175,709	2,138,669
Jeronimo Martins SGPS SA		102,411	2,131,852

TOTAL PORTUGAL			8,782,445

Qatar - 0.3%
Barwa Real Estate Co. (a)		619,240	577,283
Industries Qatar QSC (a)		563,826	2,912,217
Masraf al Rayan (a)		1,594,279	2,359,625
Mesaieed Petrochemical Holding Co. (a)		1,486,514	1,057,204
Ooredoo QSC		288,499	593,278
Qatar Electricity & Water Co.		154,299	724,518
Qatar Fuel Co. (a)		160,254	806,606
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		888,910	834,783
Qatar International Islamic Bank QSC (a)		249,606	791,638
Qatar Islamic Bank (a)		439,853	2,957,919
Qatar National Bank SAQ (a)		1,618,601	10,333,623
The Commercial Bank of Qatar (a)		677,427	1,430,284

TOTAL QATAR			25,378,978

Russia - 0.0%
Alrosa Co. Ltd. (d)		846,411	183,636
Gazprom OAO (d)		3,422,762	467,080
Gazprom OAO sponsored ADR (Reg. S) (d)		266,976	60,988
Inter Rao Ues JSC (d)		12,405,200	89,192
LUKOIL PJSC (d)		135,807	54,819
LUKOIL PJSC sponsored ADR (d)		3,670	1,038
Magnit OJSC GDR (Reg. S) (d)		122,013	594
MMC Norilsk Nickel PJSC (d)		18,102	157,001
MMC Norilsk Nickel PJSC sponsored ADR (d)		27,948	20,754
Mobile TeleSystems OJSC sponsored ADR (d)		145,706	145,122
Moscow Exchange MICEX-RTS OAO (d)		524,685	131,532
Novatek PJSC GDR (Reg. S) (d)		30,578	7,812
Novolipetsk Steel OJSC (d)		477,930	5,984
PhosAgro OJSC GDR (Reg. S) (d)		46,993	964
Polyus PJSC (d)		11,075	33,965
Rosneft Oil Co. OJSC (d)		322,313	70,296
Rosneft Oil Co. OJSC GDR (Reg. S) (d)		56,929	13,461
Sberbank of Russia (d)		3,621,326	29,037
Severstal PAO (d)		60,348	1,757
Severstal PAO GDR (Reg. S) (d)		9,813	232
Surgutneftegas OJSC (d)		1,105,600	17,643
Surgutneftegas OJSC sponsored ADR (d)		71,885	13,275
Tatneft PAO (d)		446,514	72,426
Tatneft PAO sponsored ADR (d)		5,142	4,748
United Co. RUSAL International PJSC (a)(d)		1,020,580	160,403
VTB Bank OJSC (d)		1,160,850,350	57,839

TOTAL RUSSIA			1,801,598

Saudi Arabia - 1.3%
Abdullah Al Othaim Markets Co.		14,651	436,702
Advanced Polypropylene Co.		42,963	768,587
Al Rajhi Bank		434,639	20,464,234
Alinma Bank		341,841	3,777,677
Almarai Co. Ltd.		82,780	1,147,638
Arab National Bank		224,424	2,106,144
Bank Al-Jazira		136,144	1,148,810
Bank Albilad		177,570	2,452,310
Banque Saudi Fransi		214,381	3,097,859
Bupa Arabia for Cooperative Insurance Co. (a)		20,408	904,290
Dar Al Arkan Real Estate Development Co. (a)		196,014	565,445
Dr Sulaiman Al Habib Medical Services Group Co.		17,279	921,350
Emaar The Economic City (a)		129,375	378,039
Etihad Etisalat Co.		143,550	1,655,257
Jarir Marketing Co.		20,104	1,029,105
Mobile Telecommunications Co. Saudi Arabia (a)		158,120	587,659
Mouwasat Medical Services Co.		16,627	1,068,334
National Industrialization Co. (a)		121,442	668,274
Rabigh Refining & Petrochemical Co. (a)		77,235	593,038
Riyad Bank		471,112	5,124,605
Sabic Agriculture-Nutrients Co.		74,617	3,234,703
Sahara International Petrochemical Co.		133,234	2,035,381
Saudi Arabian Mining Co. (a)		149,894	5,514,923
Saudi Arabian Oil Co. (c)		782,040	9,361,628
Saudi Basic Industries Corp.		321,716	11,236,215
Saudi Electricity Co.		293,295	2,115,183
Saudi Industrial Investment Group		134,449	1,182,899
Saudi Kayan Petrochemical Co. (a)		245,152	1,233,995
Saudi Research & Marketing Group (a)		13,240	933,309
Saudi Telecom Co.		210,294	6,503,707
The Co. for Cooperative Insurance		19,239	353,922
The Saudi British Bank		297,068	3,552,175
The Saudi National Bank		780,638	16,441,933
The Savola Group		82,355	783,852
Yanbu National Petrochemical Co.		84,710	1,379,914

TOTAL SAUDI ARABIA			114,759,096

Singapore - 0.8%
Ascendas Real Estate Investment Trust		1,241,954	2,555,295
BOC Aviation Ltd. Class A (c)		69,300	543,615
CapitaLand Investment Ltd.		880,271	2,669,160
CapitaMall Trust		1,869,748	3,132,935
City Developments Ltd.		149,952	919,374
DBS Group Holdings Ltd.		638,300	15,485,562
Genting Singapore Ltd.		2,563,913	1,488,586
Keppel Corp. Ltd.		544,720	2,686,452
Mapletree Commercial Trust		773,043	1,039,683
Mapletree Logistics Trust (REIT)		1,071,266	1,375,851
Oversea-Chinese Banking Corp. Ltd.		1,185,351	10,524,245
Singapore Airlines Ltd. (a)		468,768	1,847,726
Singapore Exchange Ltd.		295,417	2,078,657
Singapore Technologies Engineering Ltd.		530,524	1,562,453
Singapore Telecommunications Ltd.		2,973,169	5,933,836
United Overseas Bank Ltd.		415,109	8,885,929
UOL Group Ltd.		172,015	903,859
Venture Corp. Ltd.		95,969	1,178,109
Wilmar International Ltd.		713,493	2,274,397

TOTAL SINGAPORE			67,085,724

South Africa - 1.0%
Absa Group Ltd.		285,278	3,082,020
African Rainbow Minerals Ltd.		41,616	684,605
Anglo American Platinum Ltd.		19,389	2,143,318
AngloGold Ashanti Ltd.		145,455	2,978,635
Aspen Pharmacare Holdings Ltd.		136,693	1,462,603
Bid Corp. Ltd.		118,933	2,497,595
Bidvest Group Ltd./The		98,800	1,354,411
Capitec Bank Holdings Ltd.		29,336	4,095,005
Clicks Group Ltd.		83,629	1,632,776
Discovery Ltd. (a)		175,819	1,688,150
Exxaro Resources Ltd.		86,445	1,235,315
FirstRand Ltd.		1,821,080	7,842,812
Gold Fields Ltd.		308,099	4,174,610
Growthpoint Properties Ltd.		1,232,940	1,093,547
Harmony Gold Mining Co. Ltd.		188,948	770,301
Impala Platinum Holdings Ltd.		283,968	3,673,245
Kumba Iron Ore Ltd.		22,812	757,325
Mr Price Group Ltd. (b)		85,793	1,162,851
MTN Group Ltd.		606,025	6,427,498
MultiChoice Group Ltd.		123,724	1,009,302
Naspers Ltd. Class N		78,210	7,887,945
Nedbank Group Ltd.		157,290	2,196,457
Northam Platinum Holdings Ltd. (a)		115,922	1,381,714
Old Mutual Ltd.		1,614,161	1,294,960
Pepkor Holdings Ltd. (c)		416,428	560,299
Remgro Ltd.		181,335	1,628,885
Sanlam Ltd.		655,612	2,715,901
Sasol Ltd. (a)		196,346	4,809,872
Shoprite Holdings Ltd.		173,880	2,511,529
Sibanye-Stillwater Ltd.		960,759	3,323,893
Spar Group Ltd./The		70,095	735,259
Standard Bank Group Ltd.		486,747	5,158,305
Tiger Brands Ltd.		65,264	635,428
Vodacom Group Ltd.		212,675	2,042,694
Woolworths Holdings Ltd.		340,406	1,274,325

TOTAL SOUTH AFRICA			87,923,390

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA		81,457	2,085,729
Aena SME SA (a)(c)		27,459	3,896,694
Amadeus IT Holding SA Class A (a)		160,985	10,087,790
Banco Bilbao Vizcaya Argentaria SA		2,367,312	12,421,879
Banco Santander SA (Spain)		6,153,471	17,982,599
CaixaBank SA		1,582,226	5,107,262
Cellnex Telecom SA (c)		181,217	8,446,580
EDP Renovaveis SA		100,523	2,379,094
Enagas SA		84,265	1,822,036
Endesa SA		117,493	2,462,354
Ferrovial SA		168,320	4,316,459
Grifols SA		102,092	1,709,914
Iberdrola SA		2,067,010	23,751,602
Industria de Diseno Textil SA		388,601	8,147,903
Naturgy Energy Group SA		67,932	2,043,552
Red Electrica Corporacion SA		151,798	3,056,340
Repsol SA		524,043	7,817,615
Siemens Gamesa Renewable Energy SA (a)		78,826	1,255,585
Telefonica SA		1,862,426	9,060,037

TOTAL SPAIN			127,851,024

Sweden - 2.0%
Alfa Laval AB		112,602	3,134,420
ASSA ABLOY AB (B Shares)		354,593	8,961,325
Atlas Copco AB:
(A Shares)		238,974	10,834,335
(B Shares)		137,487	5,441,429
Boliden AB		97,405	4,223,595
Electrolux AB (B Shares)		75,238	1,147,410
Embracer Group AB (a)		204,818	1,369,006
Epiroc AB:
(A Shares)		233,768	4,739,193
(B Shares)		139,526	2,434,150
EQT AB		103,181	2,920,210
Ericsson (B Shares)		1,037,407	8,275,629
Essity AB (B Shares)		211,882	5,587,538
Evolution AB (c)		61,435	6,303,127
Fastighets AB Balder (a)		36,655	1,816,888
Getinge AB (B Shares)		84,537	2,445,469
H&M Hennes & Mauritz AB (B Shares)		265,227	3,338,964
Hexagon AB (B Shares)		691,660	8,924,442
Husqvarna AB (B Shares)		141,460	1,352,231
Industrivarden AB:
(A Shares)		47,890	1,227,063
(C Shares)		60,186	1,515,452
Investor AB:
(A Shares)		196,389	4,101,882
(B Shares)		613,948	11,814,142
Kinnevik AB (B Shares) (a)		86,405	1,691,159
L E Lundbergforetagen AB		26,232	1,226,775
Latour Investment AB (B Shares)		49,332	1,306,931
Lifco AB		79,599	1,669,641
Lundin Petroleum AB		69,671	2,880,607
Nibe Industrier AB (B Shares)		508,672	4,987,226
Sagax AB		56,866	1,452,610
Sandvik AB		402,668	7,621,826
Securitas AB (B Shares)		107,560	1,269,940
Sinch AB (a)(c)		174,609	771,666
Skandinaviska Enskilda Banken AB (A Shares)		581,101	6,516,522
Skanska AB (B Shares)		117,905	2,252,244
SKF AB (B Shares)		140,702	2,298,042
Svenska Cellulosa AB SCA (B Shares)		214,074	4,142,931
Svenska Handelsbanken AB (A Shares)		518,339	5,228,133
Swedbank AB (A Shares)		321,309	5,082,865
Swedish Match Co. AB		546,455	4,352,394
Tele2 AB (B Shares)		172,858	2,291,110
Telia Co. AB		923,860	3,834,586
Volvo AB:
(A Shares)		65,314	1,073,804
(B Shares)		515,538	8,224,605

TOTAL SWEDEN			172,083,517

Switzerland - 6.5%
ABB Ltd. (Reg.)		585,601	17,569,178
Adecco SA (Reg.)		56,613	2,184,691
Alcon, Inc. (Switzerland)		178,219	12,724,992
Bachem Holding AG (B Shares)		2,039	889,714
Baloise Holdings AG		15,834	2,754,181
Barry Callebaut AG		1,301	2,994,324
Clariant AG (Reg.)		75,918	1,296,172
Coca-Cola HBC AG		70,412	1,427,525
Compagnie Financiere Richemont SA Series A		185,267	21,526,308
Credit Suisse Group AG		954,062	6,475,526
Ems-Chemie Holding AG		2,585	2,306,143
Geberit AG (Reg.)		12,694	7,239,056
Givaudan SA		3,277	13,024,508
Holcim AG		188,098	9,197,152
Julius Baer Group Ltd.		77,616	3,709,101
Kuehne & Nagel International AG		19,449	5,440,785
Lindt & Spruengli AG		38	4,505,205
Lindt & Spruengli AG (participation certificate)		385	4,317,773
Logitech International SA (Reg.)		62,953	4,096,895
Lonza Group AG		26,426	15,581,676
Nestle SA (Reg. S)		994,222	128,348,183
Novartis AG		774,013	68,398,998
Partners Group Holding AG		8,121	8,604,179
Roche Holding AG:
(Bearer)		10,811	4,343,271
(participation certificate)		249,007	92,335,294
Schindler Holding AG:
(participation certificate)		14,216	2,731,258
(Reg.)		7,048	1,353,035
SGS SA (Reg.)		2,162	5,555,305
Sika AG		50,288	15,360,885
Sonova Holding AG		19,220	6,931,234
Straumann Holding AG		36,210	4,268,857
Swatch Group AG (Bearer)		9,470	2,430,407
Swatch Group AG (Bearer) (Reg.)		21,999	1,085,303
Swiss Life Holding AG		11,187	6,541,213
Swiss Prime Site AG		25,751	2,517,020
Swiss Re Ltd.		107,029	8,777,111
Swisscom AG		9,170	5,422,229
Temenos Group AG		23,403	2,362,434
UBS Group AG		1,247,252	21,174,149
VAT Group AG (c)		9,787	3,027,232
Vifor Pharma AG		16,449	2,883,146
Vifor Pharma AG		3,711	661,845
Zurich Insurance Group Ltd.		52,858	24,064,658

TOTAL SWITZERLAND			558,438,151

Taiwan - 4.2%
Accton Technology Corp.		168,000	1,311,112
Acer, Inc.		948,288	880,273
Advantech Co. Ltd.		138,937	1,728,046
ASE Technology Holding Co. Ltd.		1,160,840	3,705,576
Asia Cement Corp.		741,466	1,205,579
ASMedia Technology, Inc.		9,000	423,822
ASUSTeK Computer, Inc.		277,000	3,333,711
AU Optronics Corp.		2,776,000	1,586,508
Catcher Technology Co. Ltd.		237,000	1,160,360
Cathay Financial Holding Co. Ltd.		2,854,879	6,005,924
Chang Hwa Commercial Bank		1,401,304	876,552
Cheng Shin Rubber Industry Co. Ltd.		586,899	661,796
China Airlines Ltd. (a)		490	450
China Development Financial Ho		5,365,405	3,237,379
China Steel Corp.		4,301,426	5,213,534
Chunghwa Telecom Co. Ltd.		1,370,000	6,076,569
Compal Electronics, Inc.		1,445,000	1,084,908
CTBC Financial Holding Co. Ltd.		6,452,579	6,350,435
Delta Electronics, Inc.		680,621	5,684,725
E Ink Holdings, Inc.		304,000	1,739,038
E.SUN Financial Holdings Co. Ltd.		4,386,497	5,012,726
ECLAT Textile Co. Ltd.		64,941	1,066,183
eMemory Technology, Inc.		23,000	967,161
Evergreen Marine Corp. (Taiwan)		883,120	4,247,479
Far Eastern New Century Corp.		968,664	982,497
Far EasTone Telecommunications Co. Ltd.		556,000	1,563,095
Feng Tay Enterprise Co. Ltd.		148,254	955,009
First Financial Holding Co. Ltd.		3,602,796	3,385,363
Formosa Chemicals & Fibre Corp.		1,201,590	3,237,887
Formosa Petrochemical Corp.		381,000	1,175,769
Formosa Plastics Corp.		1,402,480	4,988,671
Foxconn Technology Co. Ltd.		321,535	637,480
Fubon Financial Holding Co. Ltd.		2,728,334	6,854,458
Giant Manufacturing Co. Ltd.		103,000	861,612
GlobalWafers Co. Ltd.		78,000	1,360,113
HIWIN Technologies Corp.		92,758	687,275
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,457,990	15,281,989
Hotai Motor Co. Ltd.		112,000	2,185,334
Hua Nan Financial Holdings Co. Ltd.		2,926,270	2,341,608
Innolux Corp.		3,208,427	1,461,823
Inventec Corp.		948,280	810,562
Largan Precision Co. Ltd.		34,000	1,930,497
Lite-On Technology Corp.		722,910	1,584,786
MediaTek, Inc.		542,970	14,976,980
Mega Financial Holding Co. Ltd.		3,942,246	5,545,140
Micro-Star International Co. Ltd.		229,000	925,239
momo.com, Inc.		14,000	369,768
Nan Ya Plastics Corp.		1,788,780	5,228,995
Nan Ya Printed Circuit Board Corp.		76,000	1,010,032
Nanya Technology Corp.		420,000	919,570
Nien Made Enterprise Co. Ltd.		68,000	716,601
Novatek Microelectronics Corp.		204,000	2,700,140
Oneness Biotech Co. Ltd. (a)		78,000	511,421
Pegatron Corp.		686,000	1,626,133
Pou Chen Corp.		923,000	963,082
President Chain Store Corp.		224,000	2,073,751
Quanta Computer, Inc.		930,000	2,620,819
Realtek Semiconductor Corp.		180,090	2,445,103
Ruentex Development Co. Ltd.		367,557	962,536
Shin Kong Financial Holding Co. Ltd.		4,038,475	1,336,122
Sinopac Financial Holdings Co.		3,542,314	2,182,661
Synnex Technology International Corp.		459,500	1,196,609
Taishin Financial Holdings Co. Ltd.		3,499,811	2,290,549
Taiwan Cement Corp.		1,952,058	3,032,020
Taiwan Cooperative Financial Holding Co. Ltd.		3,569,585	3,434,524
Taiwan High Speed Rail Corp.		597,000	565,910
Taiwan Mobile Co. Ltd.		596,600	2,193,068
Taiwan Semiconductor Manufacturing Co. Ltd.		8,512,000	154,005,810
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR		39,639	3,683,652
The Shanghai Commercial & Savings Bank Ltd.		1,288,616	2,126,966
Unified-President Enterprises Corp.		1,816,080	4,204,072
Unimicron Technology Corp.		422,000	2,961,621
United Microelectronics Corp.		4,320,000	6,866,549
Vanguard International Semiconductor Corp.		304,000	1,070,235
Voltronic Power Technology Corp.		20,000	875,508
Wan Hai Lines Ltd.		202,400	981,629
Win Semiconductors Corp.		120,000	781,494
Winbond Electronics Corp.		1,026,000	926,815
Wiwynn Corp.		28,000	958,014
WPG Holding Co. Ltd.		519,320	953,245
Yageo Corp.		157,519	2,127,308
Yang Ming Marine Transport Corp. (a)		665,000	2,775,881
Yuanta Financial Holding Co. Ltd.		3,414,186	3,006,827

TOTAL TAIWAN			363,978,073

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)		272,300	1,703,942
Advanced Information Service PCL NVDR		150,600	942,393
Airports of Thailand PCL:
(For. Reg.) (a)		1,110,000	2,146,922
NVDR (a)		383,700	742,139
Asset World Corp. PCL (For. Reg.)		2,621,000	367,020
B. Grimm Power PCL (For. Reg.)		222,000	209,556
Bangkok Commercial Asset Management PCL NVDR		637,400	355,760
Bangkok Dusit Medical Services PCL:
(For. Reg.)		2,431,000	1,821,291
NVDR		1,237,500	927,128
Bangkok Expressway and Metro PCL:
(For. Reg.)		2,031,800	487,169
NVDR		971,100	232,843
Berli Jucker PCL (For. Reg.)		308,300	307,290
BTS Group Holdings PCL:
(For. Reg.)		1,613,500	417,567
NVDR		1,215,600	318,119
Bumrungrad Hospital PCL:
NVDR		52,400	244,368
(For. Reg.)		119,900	559,155
Carabao Group PCL NVDR		137,500	437,538
Central Pattana PCL:
(For. Reg.)		570,500	1,001,297
NVDR		156,200	274,150
Central Retail Corp. PCL:
(For. Reg.)		288,366	329,816
NVDR		453,500	518,687
Charoen Pokphand Foods PCL:
(For. Reg.)		1,027,100	722,007
(NVDR)		773,800	543,948
CP ALL PCL:
(For. Reg.)		1,472,900	2,779,495
NVDR		742,200	1,400,598
Delta Electronics PCL:
(For. Reg.)		85,500	896,042
NVDR		37,300	390,905
Electricity Generating PCL:
(For. Reg.)		65,900	319,123
NVDR		55,800	270,214
Energy Absolute PCL:
(For. Reg.)		357,300	912,307
NVDR		151,600	389,285
Global Power Synergy Public Co. Ltd. (For. Reg.)		214,300	413,399
Gulf Energy Development PCL:
(For. Reg.)		446,500	630,407
NVDR		572,900	808,869
Home Product Center PCL:
(For. Reg.)		1,465,267	637,604
NVDR		719,100	312,913
Indorama Ventures PCL NVDR		597,800	783,522
Intouch Holdings PCL:
(For. Reg.)		340,100	692,931
NVDR		77,700	158,309
Krung Thai Bank PCL (For. Reg.)		921,755	406,721
Krungthai Card PCL:
(For. Reg.)		197,500	330,448
NVDR		167,900	280,923
Land & House PCL (For. Reg.)		2,392,000	665,361
Minor International PCL (For. Reg.) (a)		1,019,598	1,031,298
Muangthai Leasing PCL:
(For. Reg.)		182,509	244,586
NVDR		118,600	158,939
Osotspa PCL:
(For. Reg.)		180,400	183,109
NVDR		294,100	298,516
PTT Exploration and Production PCL (For. Reg.)		410,944	1,799,626
PTT Global Chemical PCL:
(For. Reg.)		637,839	925,560
NVDR		365,300	530,082
PTT Oil & Retail Business PCL NVDR		1,184,300	860,512
PTT PCL (For. Reg.)		3,075,400	3,345,358
Ratch Group PCL:
unit		264,200	339,148
(For. Reg.)		151,100	193,964
SCB X PCL:
(For. Reg.)		76,350	252,477
NVDR unit		73,750	243,879
SCG Packaging PCL NVDR		506,400	812,061
Siam Cement PCL:
(For. Reg.)		203,500	2,189,125
NVDR		99,100	1,066,056
Siam Commercial Bank PCL:
(For. Reg.)		76,350	256,582
(NVDR)		73,750	247,845
Sri Trang Gloves Thailand PCL:
(For. Reg.)		163,500	114,246
NVDR		249,200	176,525
Srisawad Corp. PCL:
warrants 8/29/25 (a)		7,244	1,510
(For. Reg.)		66,000	102,009
NVDR		269,000	418,332
Thai Oil PCL (For. Reg.)		304,000	497,848
Thai Union Frozen Products PCL (For. Reg.)		828,700	407,909
True Corp. PCL (For. Reg.)		2,917,012	408,859

TOTAL THAILAND			46,195,442

Turkey - 0.1%
Akbank TAS		1,000,060	600,780
Aselsan A/S		221,482	365,451
Bim Birlesik Magazalar A/S JSC		165,143	929,247
Eregli Demir ve Celik Fabrikalari T.A.S.		473,223	1,069,578
Ford Otomotiv Sanayi A/S		21,047	423,683
Koc Holding A/S		260,305	704,747
Turk Sise ve Cam Fabrikalari A/S		488,401	596,018
Turkcell Iletisim Hizmet A/S		515,895	751,871
Turkiye Garanti Bankasi A/S		785,925	792,899
Turkiye Is Bankasi A/S Series C		568,134	402,906
Turkiye Petrol Rafinerileri A/S (a)		44,030	694,481

TOTAL TURKEY			7,331,661

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC		972,115	2,694,254
Abu Dhabi Islamic Bank		516,046	1,233,548
Abu Dhabi National Oil Co. for Distribution PJSC		869,181	977,312
Aldar Properties PJSC (a)		1,494,571	2,298,996
Dubai Islamic Bank Pakistan Ltd. (a)		1,020,157	1,791,430
Emaar Properties PJSC (a)		1,407,075	2,444,056
Emirates NBD Bank PJSC (a)		909,249	3,775,077
Emirates Telecommunications Corp.		1,234,518	11,763,556
First Abu Dhabi Bank PJSC		1,567,346	9,575,487

TOTAL UNITED ARAB EMIRATES			36,553,716

United Kingdom - 9.0%
3i Group PLC		347,282	5,683,354
Abrdn PLC		739,675	1,736,852
Admiral Group PLC		70,095	2,206,400
Anglo American PLC (United Kingdom)		452,006	20,019,792
Antofagasta PLC		141,354	2,706,068
Ashtead Group PLC		158,592	8,200,356
Associated British Foods PLC		124,498	2,491,298
AstraZeneca PLC (United Kingdom)		548,131	73,143,278
Auto Trader Group PLC (c)		345,054	2,723,222
Aveva Group PLC		43,510	1,169,378
Aviva PLC		1,330,939	7,140,659
BAE Systems PLC		1,129,355	10,431,465
Barclays PLC		5,961,485	10,958,059
Barratt Developments PLC		379,662	2,322,789
Berkeley Group Holdings PLC		38,984	1,977,132
BP PLC		6,426,527	31,025,957
BP PLC sponsored ADR		97,734	2,806,920
British American Tobacco PLC (United Kingdom)		770,183	32,280,172
British Land Co. PLC		342,358	2,205,270
BT Group PLC		3,178,262	7,048,073
Bunzl PLC		117,078	4,516,943
Burberry Group PLC		142,176	2,805,909
Compass Group PLC		635,052	13,400,772
Croda International PLC		48,566	4,717,048
Diageo PLC		822,544	41,035,765
GlaxoSmithKline PLC		1,776,883	40,055,521
Halma PLC		135,700	4,165,385
Hargreaves Lansdown PLC		120,412	1,378,518
Hikma Pharmaceuticals PLC		67,331	1,581,633
HSBC Holdings PLC (United Kingdom)		7,169,268	44,801,670
Imperial Brands PLC		324,787	6,760,612
Informa PLC (a)		525,577	3,728,391
InterContinental Hotel Group PLC		64,544	4,120,472
Intertek Group PLC		56,168	3,500,107
J Sainsbury PLC		633,197	1,847,514
JD Sports Fashion PLC		960,396	1,582,421
Johnson Matthey PLC		65,386	1,798,657
Kingfisher PLC		714,840	2,254,299
Land Securities Group PLC		266,589	2,500,224
Legal & General Group PLC		2,130,920	6,642,282
Lloyds Banking Group PLC		25,191,240	14,307,710
London Stock Exchange Group PLC		116,386	11,474,698
M&G PLC		907,799	2,410,158
Melrose Industries PLC		1,626,317	2,363,198
Mondi PLC		129,328	2,429,551
Mondi PLC		39,980	753,810
National Grid PLC		1,271,215	18,886,413
NatWest Group PLC		1,998,069	5,360,395
Next PLC		47,745	3,576,134
NMC Health PLC (a)		30,958	309
Ocado Group PLC (a)		176,541	2,019,038
Pearson PLC		263,177	2,555,397
Persimmon PLC		115,941	3,019,600
Phoenix Group Holdings PLC		257,725	1,952,112
Prudential PLC		976,387	12,154,505
Reckitt Benckiser Group PLC		253,218	19,747,358
RELX PLC (London Stock Exchange)		680,057	20,259,225
Rentokil Initial PLC		660,060	4,533,472
Rio Tinto PLC		396,866	28,041,030
Rolls-Royce Holdings PLC (a)		2,925,477	2,999,085
Sage Group PLC		362,119	3,323,019
Schroders PLC		42,474	1,499,342
Segro PLC		427,098	7,150,517
Severn Trent PLC		85,529	3,361,421
Shell PLC (London)		2,725,288	73,162,795
Smith & Nephew PLC		306,792	4,972,657
Smiths Group PLC		136,587	2,499,447
Spirax-Sarco Engineering PLC		25,718	3,880,731
SSE PLC		377,855	8,775,994
St. James's Place PLC		198,041	3,182,438
Standard Chartered PLC (United Kingdom)		931,737	6,369,654
Taylor Wimpey PLC		1,364,517	2,146,053
Tesco PLC		2,684,081	9,118,683
Unilever PLC		908,859	42,252,962
United Utilities Group PLC		233,023	3,348,637
Vodafone Group PLC		9,662,022	14,627,908
Vodafone Group PLC sponsored ADR		179,015	2,719,238
Whitbread PLC		79,698	2,782,005

TOTAL UNITED KINGDOM			775,487,336

United States of America - 0.2%
360 DigiTech, Inc. ADR		29,762	429,466
Coca-Cola European Partners PLC		74,499	3,721,225
Dada Nexus Ltd. ADR (a)		17,522	133,693
DiDi Global, Inc. ADR (b)		66,110	124,287
Fiverr International Ltd. (a)(b)		9,396	500,337
Legend Biotech Corp. ADR (a)		14,898	598,155
Li Auto, Inc. ADR (a)		193,411	4,338,209
NICE Ltd. sponsored ADR (a)		3,864	797,568
Southern Copper Corp.		29,681	1,848,236
Yum China Holdings, Inc.		154,250	6,447,650

TOTAL UNITED STATES OF AMERICA			18,938,826

TOTAL COMMON STOCKS
(Cost $8,040,138,289)			8,302,285,281

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)		80,600	319,534
Banco Bradesco SA (PN)		1,914,844	6,963,844
Braskem SA Class A		63,600	517,398
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		42,607	346,013
Companhia Energetica de Minas Gerais (CEMIG) (PN)		405,235	1,202,439
Gerdau SA		405,000	2,291,255
Itau Unibanco Holding SA		1,717,821	8,293,852
Itausa-Investimentos Itau SA (PN)		1,634,837	3,045,510
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)		1,596,700	9,779,240

TOTAL BRAZIL			32,759,085

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)		48,937	3,632,572
Colombia - 0.0%
Bancolombia SA (PN)		179,583	1,742,291
France - 0.0%
Air Liquide SA (a)		7,782	1,346,351
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		27,061	1,993,546
Fuchs Petrolub AG		23,549	742,765
Henkel AG & Co. KGaA		63,627	4,085,573
Porsche Automobil Holding SE (Germany)		53,235	4,390,819
Sartorius AG (non-vtg.)		9,141	3,427,231
Volkswagen AG		66,395	10,282,357

TOTAL GERMANY			24,922,291

Korea (South) - 0.2%
AMOREPACIFIC Corp.		1,704	101,868
Hyundai Motor Co.		7,214	532,505
Hyundai Motor Co. Series 2		17,036	1,268,360
LG Chemical Ltd.		2,310	453,228
LG Household & Health Care Ltd.		1,026	401,665
Samsung Electronics Co. Ltd.		293,866	13,704,240

TOTAL KOREA (SOUTH)			16,461,866

Russia - 0.0%
Surgutneftegas OJSC (d)		2,913,333	66,102
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $86,364,225)			80,930,558
		Principal Amount(f)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR	69,696	11,956

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (Cost $9,914,537)(g)		10,000,000	9,878,664
		Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 0.32% (h)		138,091,459	138,119,078
Fidelity Securities Lending Cash Central Fund 0.32% (h)(i)		60,311,933	60,317,964
TOTAL MONEY MARKET FUNDS
(Cost $198,436,407)			198,437,042
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $8,334,867,417)			8,591,543,501
NET OTHER ASSETS (LIABILITIES) - (0.2)%			(14,185,623)
NET ASSETS - 100%			$8,577,357,878
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,209	June 2022	$120,694,470	$(964,889)	$(964,889)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,041	June 2022	55,037,670	1,194,298	1,194,298
TME S&P/TSX 60 Index Contracts (Canada)	82	June 2022	15,983,186	(296,467)	(296,467)
TOTAL FUTURES CONTRACTS					$(67,058)

The notional amount of futures purchased as a percentage of Net Assets is 2.2%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $204,027,283 or 2.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Amount is stated in United States dollars unless otherwise noted.

 (g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,878,663.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$154,057,509	$760,550,411	$776,488,843	$139,247	$--	$1	$138,119,078	0.3%
Fidelity Securities Lending Cash Central Fund 0.32%	35,881,913	204,000,400	179,564,349	260,088	--	--	60,317,964	0.2%
Total	$189,939,422	$964,550,811	$956,053,192	$399,335	$--	$1	$198,437,042

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$530,847,444	$88,790,513	$441,396,190	$660,741
Consumer Discretionary	915,668,446	70,165,804	845,454,369	48,273
Consumer Staples	742,578,552	68,465,470	674,099,805	13,277
Energy	477,461,820	169,755,718	306,856,414	849,688
Financials	1,714,229,218	435,798,410	1,278,145,581	285,227
Health Care	805,331,394	18,407,693	786,923,701	--
Industrials	1,001,651,958	109,500,696	892,151,262	--
Information Technology	964,088,466	65,016,067	899,072,399	--
Materials	740,468,394	168,358,564	571,428,088	681,742
Real Estate	211,108,820	15,147,325	194,851,510	1,109,985
Utilities	279,781,327	41,220,185	238,471,949	89,193
Corporate Bonds	11,956	--	11,956	--
Government Obligations	9,878,664	--	9,878,664	--
Money Market Funds	198,437,042	198,437,042	--	--
Total Investments in Securities:	$8,591,543,501	$1,449,063,487	$7,138,741,888	$3,738,126
Derivative Instruments:
Assets
Futures Contracts	$1,194,298	$1,194,298	$--	$--
Total Assets	$1,194,298	$1,194,298	$--	$--
Liabilities
Futures Contracts	$(1,261,356)	$(1,261,356)	$--	$--
Total Liabilities	$(1,261,356)	$(1,261,356)	$--	$--
Total Derivative Instruments:	$(67,058)	$(67,058)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$1,194,298	$(1,261,356)
Total Equity Risk	1,194,298	(1,261,356)
Total Value of Derivatives	$1,194,298	$(1,261,356)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Global ex U.S. Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $54,336,861) — See accompanying schedule: Unaffiliated issuers (cost $8,136,431,010)	$8,393,106,459
Fidelity Central Funds (cost $198,436,407)	198,437,042
Total Investment in Securities (cost $8,334,867,417)		$8,591,543,501
Segregated cash with brokers for derivative instruments		1,364,474
Foreign currency held at value (cost $10,315,875)		10,261,434
Receivable for investments sold		248,506
Receivable for fund shares sold		12,923,555
Dividends receivable		26,388,142
Reclaims receivable		13,594,435
Interest receivable		8
Distributions receivable from Fidelity Central Funds		136,626
Other receivables		27,791
Total assets		8,656,488,472
Liabilities
Payable to custodian bank	$8,934
Payable for investments purchased on a delayed delivery basis	195,846
Payable for fund shares redeemed	6,228,587
Accrued management fee	405,174
Payable for daily variation margin on futures contracts	1,607,612
Deferred taxes	10,367,880
Collateral on securities loaned	60,316,561
Total liabilities		79,130,594
Net Assets		$8,577,357,878
Net Assets consist of:
Paid in capital		$8,597,843,812
Total accumulated earnings (loss)		(20,485,934)
Net Assets		$8,577,357,878
Net Asset Value, offering price and redemption price per share ($8,577,357,878 ÷ 638,436,846 shares)		$13.43

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$120,031,355
Non-Cash dividends		9,931,012
Interest		9,955
Income from Fidelity Central Funds (including $260,088 from security lending)		399,335
Income before foreign taxes withheld		130,371,657
Less foreign taxes withheld		(11,757,539)
Total income		118,614,118
Expenses
Management fee	$2,466,559
Independent trustees' fees and expenses	13,578
Total expenses		2,480,137
Net investment income (loss)		116,133,981
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $7,143)	(46,709,986)
Foreign currency transactions	(981,003)
Futures contracts	(21,379,089)
Total net realized gain (loss)		(69,070,078)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $1,219,307)	(1,243,079,460)
Fidelity Central Funds	1
Assets and liabilities in foreign currencies	(2,131,621)
Futures contracts	(1,466,214)
Total change in net unrealized appreciation (depreciation)		(1,246,677,294)
Net gain (loss)		(1,315,747,372)
Net increase (decrease) in net assets resulting from operations		$(1,199,613,391)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$116,133,981	$195,437,644
Net realized gain (loss)	(69,070,078)	(26,281,392)
Change in net unrealized appreciation (depreciation)	(1,246,677,294)	1,519,342,124
Net increase (decrease) in net assets resulting from operations	(1,199,613,391)	1,688,498,376
Distributions to shareholders	(232,318,373)	(113,745,928)
Share transactions
Proceeds from sales of shares	1,686,968,632	3,700,740,156
Reinvestment of distributions	222,581,907	108,447,495
Cost of shares redeemed	(1,032,748,600)	(1,873,018,145)
Net increase (decrease) in net assets resulting from share transactions	876,801,939	1,936,169,506
Total increase (decrease) in net assets	(555,129,825)	3,510,921,954
Net Assets
Beginning of period	9,132,487,703	5,621,565,749
End of period	$8,577,357,878	$9,132,487,703
Other Information
Shares
Sold	114,954,460	240,549,523
Issued in reinvestment of distributions	15,064,264	7,610,351
Redeemed	(69,800,446)	(122,263,327)
Net increase (decrease)	60,218,278	125,896,547

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Global ex U.S. Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$15.79	$12.43	$13.09	$12.07	$13.50	$11.13
Income from Investment Operations
Net investment income (loss)A,B	.19	.38	.29	.41	.38	.33
Net realized and unrealized gain (loss)	(2.15)	3.23	(.57)	.91	(1.50)	2.27
Total from investment operations	(1.96)	3.61	(.28)	1.32	(1.12)	2.60
Distributions from net investment income	(.40)	(.25)	(.38)	(.30)	(.28)	(.22)
Distributions from net realized gain	–	–	–	–	(.03)	(.01)
Total distributions	(.40)	(.25)	(.38)	(.30)	(.31)	(.23)
Redemption fees added to paid in capitalA	–	–	–	–	–	–C
Net asset value, end of period	$13.43	$15.79	$12.43	$13.09	$12.07	$13.50
Total ReturnD,E	(12.66)%	29.25%	(2.25)%	11.28%	(8.47)%	23.83%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.06%H	.05%I	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06%H	.05%I	.06%	.06%	.06%	.06%
Expenses net of all reductions	.06%H	.05%I	.06%	.06%	.06%	.06%
Net investment income (loss)	2.58%H	2.46%	2.37%	3.32%	2.91%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$8,577,358	$9,132,488	$5,621,566	$5,343,395	$2,879,110	$952,883
Portfolio turnover rateJ	3%H	5%K	5%	5%K	19%K	9%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I The size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable and reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund are subject to a tax imposed on capital gains by certain countries in which they invest. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Emerging Markets Index Fund	$6,309,482,193	$1,132,065,387	$(1,311,737,934)	$(179,672,547)
Fidelity Global ex U.S. Index Fund	8,426,919,199	1,476,846,601	(1,312,289,357)	164,557,244

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity Emerging Markets Index Fund	$(57,286,741)	$(199,033,194)	$(256,319,935)
Fidelity Global ex U.S. Index Fund	(4,108,175)	(190,552,060)	(194,660,235)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Emerging Markets Index Fund	1,184,517,600	92,991,814
Fidelity Global ex U.S. Index Fund	896,576,339	149,332,379

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .075% and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global ex U.S. Index Fund, respectively. The management fee is reduced by an amount equal to the fees and expenses paid by each Fund to the independent Trustees. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Under the expense contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees, as necessary so that the total expenses do not exceed .075%, and .055% of average net assets for Fidelity Emerging Markets Index Fund and Fidelity Global Ex-U.S. Index Fund, respectively. These expense contracts will remain in place through December 31, 2022.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. Shares that were exchanged for investments, including accrued interest and cash, if any, are shown in the table below. The amount of in-kind exchanges is included in share transactions in the accompanying Statement of Changes in Net Assets.

	Shares	Total Proceeds ($)
Fidelity Global ex U.S. Index Fund	1,703,066	26,142,058

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Emerging Markets Index Fund	$40,719	$–	$–
Fidelity Global ex U.S. Index Fund	$28,864	$1	$–

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Emerging Markets Index Fund	$91,244

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Fidelity Multi-Asset Index Fund
Fidelity Emerging Markets Index Fund	13%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Emerging Markets Index Fund	.08%
Actual		$1,000.00	$851.20	$.37
Hypothetical-C		$1,000.00	$1,024.40	$.40
Fidelity Global ex U.S. Index Fund	.06%
Actual		$1,000.00	$873.40	$.28
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMX-I-GUX-I-SANN-0622
1.929371.110

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Fidelity® SAI International Low Volatility Index Fund

Fidelity® SAI U.S. Low Volatility Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Fidelity® SAI Emerging Markets Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI International Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® SAI U.S. Low Volatility Index Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Taiwan	21.3%
India	13.7%
China	9.5%
Saudi Arabia	9.5%
Cayman Islands	8.9%
Korea (South)	7.5%
Malaysia	4.7%
United Arab Emirates	3.3%
Qatar	3.2%
Other*	18.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Alinma Bank (Saudi Arabia, Banks)	2.2
Emirates Telecommunications Corp. (United Arab Emirates, Diversified Telecommunication Services)	1.6
Mega Financial Holding Co. Ltd. (Taiwan, Banks)	1.6
Chunghwa Telecom Co. Ltd. (Taiwan, Diversified Telecommunication Services)	1.6
National Bank of Kuwait (Kuwait, Banks)	1.6
Power Grid Corp. of India Ltd. (India, Electric Utilities)	1.6
Bank of Communications Co. Ltd. (H Shares) (China, Banks)	1.6
Saudi Basic Industries Corp. (Saudi Arabia, Chemicals)	1.6
PT Telkom Indonesia Persero Tbk (Indonesia, Diversified Telecommunication Services)	1.6
Bank of China Ltd. (H Shares) (China, Banks)	1.6
16.6

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	25.8
Information Technology	15.4
Communication Services	14.2
Consumer Staples	9.0
Consumer Discretionary	8.9
Health Care	7.7
Utilities	6.7
Materials	4.7
Energy	3.2
Industrials	2.6
Real Estate	0.2

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Bailiwick of Jersey - 0.7%
WNS Holdings Ltd. sponsored ADR (a)	171,587	$13,447,273
Bermuda - 0.7%
China Gas Holdings Ltd.	400,000	487,587
China Resource Gas Group Ltd.	3,936,000	14,789,088

TOTAL BERMUDA		15,276,675

Brazil - 1.0%
Hypera SA	163,700	1,239,020
Telefonica Brasil SA	1,796,200	19,324,604

TOTAL BRAZIL		20,563,624

Cayman Islands - 8.9%
Anta Sports Products Ltd.	1,368,000	15,721,733
Hansoh Pharmaceutical Group Co. Ltd. (b)	4,026,000	6,631,346
Hengan International Group Co. Ltd.	2,652,500	12,535,255
JD.com, Inc.:
Class A	93,359	2,910,799
sponsored ADR	299,728	18,481,228
Kingdee International Software Group Co. Ltd. (a)	5,978,000	12,198,670
Li Ning Co. Ltd.	2,693,500	20,993,595
Shenzhou International Group Holdings Ltd.	1,343,100	18,224,481
Sino Biopharmaceutical Ltd.	19,058,000	9,996,526
Tencent Holdings Ltd.	316,700	14,924,451
Want Want China Holdings Ltd.	23,347,000	21,074,568
ZTO Express, Inc. sponsored ADR	1,069,402	29,419,249

TOTAL CAYMAN ISLANDS		183,111,901

Chile - 0.7%
Banco de Chile	139,179,934	13,897,429
China - 9.5%
Bank of China Ltd. (H Shares)	81,502,000	31,979,967
Bank of Communications Co. Ltd. (H Shares)	46,869,000	32,615,624
CGN Power Co. Ltd. (H Shares) (b)	44,081,000	12,386,922
China Minsheng Banking Corp. Ltd. (H Shares)	27,276,000	10,342,874
China Railway Group Ltd. (H Shares)	18,354,000	12,854,465
China Shenhua Energy Co. Ltd. (H Shares)	2,700,500	8,627,711
Dongfeng Motor Group Co. Ltd. (H Shares)	9,254,000	6,750,752
PetroChina Co. Ltd. (H Shares)	63,752,000	30,262,695
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	32,984,000	25,007,807
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	8,886,400	9,467,113
Sinopharm Group Co. Ltd. (H Shares)	2,642,400	6,080,637
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	2,063,800	8,113,363

TOTAL CHINA		194,489,930

Hong Kong - 2.0%
China Resources Beer Holdings Co. Ltd.	2,072,000	12,170,598
China Resources Power Holdings Co. Ltd.	6,711,000	12,618,901
Guangdong Investment Ltd.	12,484,000	15,983,796

TOTAL HONG KONG		40,773,295

India - 13.7%
Apollo Hospitals Enterprise Ltd.	361,966	20,934,929
Cipla Ltd./India (a)	1,395,422	17,788,387
Dr. Reddy's Laboratories Ltd.	529,256	28,469,711
HCL Technologies Ltd.	1,975,692	27,639,160
Hindustan Unilever Ltd.	1,030,041	29,890,332
Infosys Ltd.	1,361,412	27,558,657
Lupin Ltd.	905,350	8,764,322
Power Grid Corp. of India Ltd.	11,203,938	33,161,144
Sun Pharmaceutical Industries Ltd.	774,365	9,349,202
Tata Consultancy Services Ltd.	611,135	28,132,160
Tech Mahindra Ltd.	1,552,839	25,330,522
Wipro Ltd.	3,578,347	23,482,725

TOTAL INDIA		280,501,251

Indonesia - 3.1%
PT Bank Central Asia Tbk	56,778,500	31,845,448
PT Telkom Indonesia Persero Tbk	101,326,300	32,258,328

TOTAL INDONESIA		64,103,776

Korea (South) - 7.5%
Coway Co. Ltd.	209,189	11,654,398
Db Insurance Co. Ltd.	169,455	9,001,867
Hankook Tire Co. Ltd.	298,747	8,156,034
Hyundai Mobis	96,395	15,598,828
Kangwon Land, Inc. (a)	429,899	8,986,081
Korea Electric Power Corp.	885,340	16,070,231
KT&G Corp.	486,034	31,747,560
NCSOFT Corp.	69,841	23,006,007
Samsung Electronics Co. Ltd.	160,382	8,501,877
Samsung Life Insurance Co. Ltd.	299,125	15,295,532
SK Hynix, Inc.	37,889	3,302,486
SK, Inc.	17,907	3,739,443

TOTAL KOREA (SOUTH)		155,060,344

Kuwait - 2.4%
Boubyan Bank KSC	3,511,964	11,240,576
Mobile Telecommunication Co.	2,564,280	5,697,470
National Bank of Kuwait	9,676,366	33,212,193

TOTAL KUWAIT		50,150,239

Malaysia - 4.7%
Dialog Group Bhd	12,191,600	6,971,741
DiGi.com Bhd	13,253,500	11,588,602
IHH Healthcare Bhd	9,904,800	14,939,697
Malayan Banking Bhd	4,876,333	10,141,892
Nestle (Malaysia) Bhd	133,100	4,068,217
Petronas Gas Bhd	1,698,100	6,614,784
PPB Group Bhd	2,027,300	7,872,229
Public Bank Bhd	24,713,500	26,563,243
Tenaga Nasional Bhd	3,255,200	6,755,654

TOTAL MALAYSIA		95,516,059

Mexico - 0.3%
Gruma S.A.B. de CV Series B	92,440	1,098,010
Kimberly-Clark de Mexico SA de CV Series A	4,253,600	5,938,552

TOTAL MEXICO		7,036,562

Philippines - 2.4%
Bank of the Philippine Islands (BPI)	6,053,230	10,962,223
BDO Unibank, Inc.	6,536,890	16,126,846
Manila Electric Co.	631,440	4,243,782
PLDT, Inc.	372,125	13,219,545
SM Prime Holdings, Inc.	6,327,200	4,210,554

TOTAL PHILIPPINES		48,762,950

Qatar - 3.2%
Qatar Islamic Bank (a)	4,000,549	26,902,848
Qatar National Bank SAQ (a)	4,022,315	25,679,639
The Commercial Bank of Qatar (a)	6,377,298	13,464,693

TOTAL QATAR		66,047,180

Russia - 0.0%
PhosAgro OJSC (c)	1,400	112
PhosAgro OJSC GDR (Reg. S) (c)	589,848	12,098

TOTAL RUSSIA		12,210

Saudi Arabia - 9.5%
Advanced Polypropylene Co.	555,175	9,931,813
Alinma Bank	4,037,020	44,613,009
Almarai Co. Ltd.	1,065,470	14,771,366
Jarir Marketing Co.	221,960	11,361,928
Mouwasat Medical Services Co.	195,055	12,532,861
Sabic Agriculture-Nutrients Co.	463,930	20,111,714
Saudi Basic Industries Corp.	925,182	32,312,798
Saudi Electricity Co.	2,363,950	17,048,322
Saudi Telecom Co.	1,018,583	31,501,447

TOTAL SAUDI ARABIA		194,185,258

Taiwan - 21.3%
ASUSTeK Computer, Inc.	2,142,000	25,779,094
Chang Hwa Commercial Bank	24,185,007	15,128,353
Chicony Electronics Co. Ltd.	2,834,000	7,887,530
China Steel Corp.	8,092,000	9,807,891
Chunghwa Telecom Co. Ltd.	7,514,000	33,327,984
Compal Electronics, Inc.	18,094,000	13,584,996
ENNOSTAR, Inc.	2,772,000	5,432,604
Far EasTone Telecommunications Co. Ltd.	7,009,000	19,704,555
Formosa Petrochemical Corp.	6,350,000	19,596,153
Formosa Plastics Corp.	6,396,000	22,750,800
Inventec Corp.	13,459,000	11,504,357
Lite-On Technology Corp.	5,400,000	11,838,053
Mega Financial Holding Co. Ltd.	23,850,000	33,547,271
Novatek Microelectronics Corp.	1,077,000	14,255,149
Pou Chen Corp.	9,554,000	9,968,889
President Chain Store Corp.	2,456,000	22,737,202
Quanta Computer, Inc.	9,485,000	26,729,540
Sinopac Financial Holdings Co.	30,336,000	18,692,078
Synnex Technology International Corp.	5,828,000	15,177,012
Taiwan Cooperative Financial Holding Co. Ltd.	25,670,995	24,699,693
Taiwan Mobile Co. Ltd.	6,811,000	25,036,851
The Shanghai Commercial & Savings Bank Ltd.	10,740,000	17,727,246
Unified-President Enterprises Corp.	9,077,000	21,012,492
WPG Holding Co. Ltd.	6,240,000	11,453,913

TOTAL TAIWAN		437,379,706

Thailand - 2.6%
Advanced Info Service PCL (For. Reg.)	4,328,900	27,088,487
Advanced Information Service PCL NVDR	244,700	1,531,233
Bangkok Bank PCL:
(For. Reg.)	1,768,800	6,677,397
NVDR	90,000	339,759
Bangkok Dusit Medical Services PCL:
(For. Reg.)	14,290,000	10,705,983
NVDR	818,800	613,440
Kasikornbank PCL:
NVDR	188,200	833,838
(For. Reg.)	1,216,500	5,389,816

TOTAL THAILAND		53,179,953

United Arab Emirates - 3.3%
Abu Dhabi National Oil Co. for Distribution PJSC	12,547,514	14,108,502
Dubai Islamic Bank Pakistan Ltd. (a)	6,939,950	12,186,787
Emirates Telecommunications Corp.	3,524,441	33,583,925
First Abu Dhabi Bank PJSC	1,426,354	8,714,116

TOTAL UNITED ARAB EMIRATES		68,593,330

United States of America - 1.0%
Yum China Holdings, Inc.	489,732	20,470,798
TOTAL COMMON STOCKS
(Cost $1,852,206,441)		2,022,559,743
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $1,783,604)(d)	1,800,000	1,778,159
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund 0.32% (e)
(Cost $23,486,854)	23,482,158	23,486,854
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,877,476,899)		2,047,824,756
NET OTHER ASSETS (LIABILITIES) - 0.3%		6,562,070
NET ASSETS - 100%		$2,054,386,826

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	596	June 2022	$31,510,520	$(101,233)	$(101,233)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,026,075 or 2.1% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,778,159.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$20,125,016	$238,917,915	$235,556,077	$9,023	$--	$--	$23,486,854	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	21,000,909	18,723,049	39,723,958	3,597	--	--	--	0.0%
Total	$41,125,925	$257,640,964	$275,280,035	$12,620	$--	$--	$23,486,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$291,793,489	$90,107,446	$201,686,043	$--
Consumer Discretionary	183,388,046	64,422,456	118,965,590	--
Consumer Staples	184,916,381	21,807,928	163,108,453	--
Energy	65,458,300	--	65,458,300	--
Financials	532,830,064	189,911,290	342,918,774	--
Health Care	157,513,174	13,771,881	143,741,293	--
Industrials	54,126,520	29,419,249	24,707,271	--
Information Technology	313,235,778	13,447,273	299,788,505	--
Materials	94,927,226	62,356,325	32,558,691	12,210
Real Estate	4,210,554	--	4,210,554	--
Utilities	140,160,211	17,048,322	123,111,889	--
Government Obligations	1,778,159	--	1,778,159	--
Money Market Funds	23,486,854	23,486,854	--	--
Total Investments in Securities:	$2,047,824,756	$525,779,024	$1,522,033,522	$12,210
Derivative Instruments:
Liabilities
Futures Contracts	$(101,233)	$(101,233)	$--	$--
Total Liabilities	$(101,233)	$(101,233)	$--	$--
Total Derivative Instruments:	$(101,233)	$(101,233)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(101,233)
Total Equity Risk	0	(101,233)
Total Value of Derivatives	$0	$(101,233)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI Emerging Markets Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,853,990,045)	$2,024,337,902
Fidelity Central Funds (cost $23,486,854)	23,486,854
Total Investment in Securities (cost $1,877,476,899)		$2,047,824,756
Segregated cash with brokers for derivative instruments		153,000
Foreign currency held at value (cost $11,279,663)		11,013,893
Receivable for fund shares sold		1,563,789
Dividends receivable		4,162,536
Distributions receivable from Fidelity Central Funds		3,037
Receivable for daily variation margin on futures contracts		141,068
Prepaid expenses		555
Other receivables		144,053
Total assets		2,065,006,687
Liabilities
Payable for fund shares redeemed	$1,316,090
Accrued management fee	267,535
Deferred taxes	8,536,325
Other payables and accrued expenses	499,911
Total liabilities		10,619,861
Net Assets		$2,054,386,826
Net Assets consist of:
Paid in capital		$1,899,107,315
Total accumulated earnings (loss)		155,279,511
Net Assets		$2,054,386,826
Net Asset Value, offering price and redemption price per share ($2,054,386,826 ÷ 187,987,102 shares)		$10.93

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$21,717,987
Income from Fidelity Central Funds (including $3,597 from security lending)		12,620
Income before foreign taxes withheld		21,730,607
Less foreign taxes withheld		(2,610,303)
Total income		19,120,304
Expenses
Management fee	$1,428,156
Custodian fees and expenses	895,570
Independent trustees' fees and expenses	2,765
Registration fees	60,834
Audit	31,770
Legal	1,469
Interest	4,548
Miscellaneous	3,268
Total expenses before reductions	2,428,380
Expense reductions	(44,137)
Total expenses after reductions		2,384,243
Net investment income (loss)		16,736,061
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,091,613)	20,648,302
Foreign currency transactions	(554,590)
Futures contracts	1,416,452
Total net realized gain (loss)		21,510,164
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,312,073)	(80,153,293)
Assets and liabilities in foreign currencies	(168,688)
Futures contracts	(45,052)
Total change in net unrealized appreciation (depreciation)		(80,367,033)
Net gain (loss)		(58,856,869)
Net increase (decrease) in net assets resulting from operations		$(42,120,808)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,736,061	$38,325,535
Net realized gain (loss)	21,510,164	13,133,681
Change in net unrealized appreciation (depreciation)	(80,367,033)	248,534,401
Net increase (decrease) in net assets resulting from operations	(42,120,808)	299,993,617
Distributions to shareholders	(41,568,890)	(24,528,630)
Share transactions
Proceeds from sales of shares	396,283,577	431,880,407
Reinvestment of distributions	41,085,516	24,269,809
Cost of shares redeemed	(91,715,456)	(198,597,781)
Net increase (decrease) in net assets resulting from share transactions	345,653,637	257,552,435
Total increase (decrease) in net assets	261,963,939	533,017,422
Net Assets
Beginning of period	1,792,422,887	1,259,405,465
End of period	$2,054,386,826	$1,792,422,887
Other Information
Shares
Sold	35,642,817	38,702,331
Issued in reinvestment of distributions	3,675,772	2,367,786
Redeemed	(8,049,208)	(18,195,718)
Net increase (decrease)	31,269,381	22,874,399

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$9.41	$10.11	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.10	.27	.24	.22
Net realized and unrealized gain (loss)	(.35)	1.95	(.75)	(.11)
Total from investment operations	(.25)	2.22	(.51)	.11
Distributions from net investment income	(.26)	(.19)	(.19)	–
Total distributions	(.26)	(.19)	(.19)	–
Net asset value, end of period	$10.93	$11.44	$9.41	$10.11
Total ReturnD,E	(2.21)%	23.79%	(5.10)%	1.10%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.26%H	.23%	.24%	.35%H
Expenses net of fee waivers, if any	.25%H	.23%	.24%	.26%H
Expenses net of all reductions	.25%H	.23%	.24%	.26%H
Net investment income (loss)	1.76%H	2.44%	2.59%	2.90%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,054,387	$1,792,423	$1,259,405	$644,085
Portfolio turnover rateI	22%H	28%	30%	75%

 A For the period January 30, 2019 (commencement of operations) through October 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	27.9%
Switzerland	15.2%
United Kingdom	12.8%
France	6.9%
Hong Kong	6.4%
Germany	5.8%
Denmark	5.3%
Netherlands	4.4%
Sweden	3.4%
Other*	11.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	2.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	2.3
Novartis AG (Switzerland, Pharmaceuticals)	2.2
Sanofi SA (France, Pharmaceuticals)	2.2
Nestle SA (Reg. S) (Switzerland, Food Products)	2.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
Diageo PLC (United Kingdom, Beverages)	2.1
National Grid PLC (United Kingdom, Multi-Utilities)	1.9
RELX PLC (London Stock Exchange) (United Kingdom, Professional Services)	1.9
Nippon Telegraph & Telephone Corp. (Japan, Diversified Telecommunication Services)	1.8
20.9

Market Sectors as of April 30, 2022

% of fund's net assets
Health Care	16.9
Industrials	14.6
Consumer Staples	14.5
Financials	12.4
Communication Services	9.9
Utilities	8.2
Real Estate	8.0
Consumer Discretionary	6.5
Information Technology	4.0
Materials	3.7

Fidelity® SAI International Low Volatility Index Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 2.2%
ASX Ltd.	934,711	$56,512,323
Sonic Healthcare Ltd.	2,279,849	58,879,911
Wesfarmers Ltd.	36,172	1,251,663

TOTAL AUSTRALIA		116,643,897

Bailiwick of Jersey - 1.4%
Experian PLC	2,209,806	76,314,221
Belgium - 1.1%
Cofinimmo SA	44,719	6,005,103
ELIA GROUP SA/NV	161,707	25,740,256
Warehouses de Pauw	681,705	26,225,325
Warehouses de Pauw rights (a)(b)	681,705	632,865

TOTAL BELGIUM		58,603,549

Bermuda - 1.2%
Jardine Matheson Holdings Ltd.	1,245,176	65,955,509
Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(c)	5,145,000	7
Denmark - 5.3%
Chr. Hansen Holding A/S	495,519	38,605,749
Coloplast A/S Series B	575,683	77,561,007
Novo Nordisk A/S Series B	1,086,138	124,065,513
Tryg A/S	1,744,093	41,469,521

TOTAL DENMARK		281,701,790

Finland - 0.8%
Elisa Corp. (A Shares)	725,321	42,519,332
France - 6.9%
EssilorLuxottica SA	309,530	52,696,807
Hermes International SCA	13,027	16,063,039
L'Oreal SA	251,085	91,347,225
Orange SA	7,743,054	92,184,108
Sanofi SA	1,091,266	115,341,287

TOTAL FRANCE		367,632,466

Germany - 5.8%
Beiersdorf AG	468,594	47,065,809
Deutsche Borse AG	493,687	85,948,222
Deutsche Telekom AG	3,397,215	62,580,640
Hannover Reuck SE	268,790	41,778,201
Symrise AG	614,481	73,119,745

TOTAL GERMANY		310,492,617

Hong Kong - 6.4%
CLP Holdings Ltd.	7,973,500	77,808,426
Hang Seng Bank Ltd.	3,431,500	60,756,311
Hong Kong & China Gas Co. Ltd.	51,586,015	56,895,283
Link (REIT)	7,561,227	65,312,254
MTR Corp. Ltd.	7,434,371	39,499,607
Power Assets Holdings Ltd.	6,522,000	43,885,061

TOTAL HONG KONG		344,156,942

Ireland - 0.3%
Kerry Group PLC Class A	139,646	15,411,993
Israel - 1.1%
Bank Hapoalim BM (Reg.)	4,650,092	43,423,141
Mizrahi Tefahot Bank Ltd.	416,335	15,523,722

TOTAL ISRAEL		58,946,863

Italy - 0.4%
Recordati SpA	481,521	23,203,709
Japan - 27.9%
Advance Residence Investment Corp.	6,656	18,226,852
Ajinomoto Co., Inc.	2,626,000	68,227,561
Ana Holdings, Inc. (a)	615,800	11,608,234
Canon, Inc.	1,767,000	40,657,195
Central Japan Railway Co.	510,880	64,312,226
Chubu Electric Power Co., Inc.	3,437,600	34,702,800
Daito Trust Construction Co. Ltd.	328,700	31,657,723
Daiwa House REIT Investment Corp.	10,148	24,700,257
FUJIFILM Holdings Corp.	1,398,710	76,888,848
GLP J-REIT	407	549,196
Hankyu Hanshin Holdings, Inc.	1,161,040	30,641,709
Industrial & Infrastructure Fund Investment Corp.	9,888	14,188,142
Japan Post Holdings Co. Ltd.	5,779,700	40,526,443
Japan Real Estate Investment Corp.	6,649	32,180,227
Kansai Electric Power Co., Inc.	3,290,600	28,845,401
KDDI Corp.	806,800	26,716,940
Kintetsu Group Holdings Co. Ltd. (a)	912,900	26,173,989
Kyushu Railway Co.	749,300	14,686,841
McDonald's Holdings Co. (Japan) Ltd.	356,600	14,147,340
Nagoya Railroad Co. Ltd. (a)	940,300	15,102,294
Nippon Building Fund, Inc.	7,916	41,094,388
Nippon Prologis REIT, Inc.	12,323	34,107,233
Nippon Telegraph & Telephone Corp.	3,316,096	97,723,226
Odakyu Electric Railway Co. Ltd.	1,411,310	21,371,546
Oriental Land Co. Ltd.	556,400	84,166,727
Osaka Gas Co. Ltd.	1,990,160	35,869,471
Otsuka Holdings Co. Ltd.	854,660	28,718,664
Pan Pacific International Holdings Ltd.	2,544,500	38,964,861
Secom Co. Ltd.	1,027,170	72,266,020
Sekisui House Ltd.	1,090,400	18,938,002
Seven & i Holdings Co. Ltd.	1,906,400	84,295,137
SHIMANO, Inc.	338,000	59,888,347
SoftBank Corp.	7,267,200	84,574,685
Sohgo Security Services Co., Ltd.	415,500	11,542,106
Suntory Beverage & Food Ltd.	165,300	6,512,988
Tobu Railway Co. Ltd.	1,008,700	22,673,729
Tohoku Electric Power Co., Inc.	2,400,500	13,352,889
Tokio Marine Holdings, Inc.	899,800	48,651,018
Tokyo Gas Co. Ltd.	1,198,500	22,956,617
Toyo Suisan Kaisha Ltd.	486,480	15,020,730
Trend Micro, Inc.	669,900	37,351,563

TOTAL JAPAN		1,494,780,165

Netherlands - 4.4%
ASML Holding NV (Netherlands)	1,595	905,224
Koninklijke Ahold Delhaize NV	2,922,263	86,194,996
Prosus NV	1,181,889	57,000,928
Wolters Kluwer NV	913,703	92,268,290
Wolters Kluwer NV rights (a)(b)	913,703	992,828

TOTAL NETHERLANDS		237,362,266

Norway - 0.3%
Orkla ASA	1,869,035	15,166,556
Singapore - 1.5%
Ascendas Real Estate Investment Trust	5,650,265	11,625,305
CapitaMall Trust	15,285,200	25,611,762
Mapletree Industrial (REIT)	9,249,700	17,380,943
Singapore Exchange Ltd.	3,934,900	27,687,323

TOTAL SINGAPORE		82,305,333

Spain - 0.4%
Grifols SA	1,403,290	23,503,357
Sweden - 3.4%
Axfood AB (d)	499,169	14,771,379
Ericsson (B Shares)	4,553,387	36,323,393
Industrivarden AB (A Shares)	112,463	2,881,588
Svenska Handelsbanken AB (A Shares)	7,525,135	75,900,914
Telia Co. AB	11,922,227	49,484,562

TOTAL SWEDEN		179,361,836

Switzerland - 15.2%
Allreal Holding AG	72,900	13,750,624
Galenica AG (e)	241,283	17,767,475
Givaudan SA	23,348	92,797,132
Lindt & Spruengli AG	671	79,552,444
Nestle SA (Reg. S)	872,612	112,649,051
Novartis AG	1,311,626	115,907,489
PSP Swiss Property AG	219,021	27,603,643
Roche Holding AG (participation certificate)	299,277	110,976,117
SGS SA (Reg.)	21,537	55,339,778
Swiss Prime Site AG	364,097	35,588,495
Swiss Re Ltd.	727,919	59,694,343
Swisscom AG	121,249	71,694,637
Tecan Group AG	60,344	18,134,442

TOTAL SWITZERLAND		811,455,670

United Kingdom - 12.8%
Admiral Group PLC	1,295,569	40,780,986
AstraZeneca PLC (United Kingdom)	937,270	125,070,468
Bunzl PLC	1,612,440	62,208,945
Diageo PLC	2,222,913	110,898,548
Direct Line Insurance Group PLC	6,438,750	20,435,807
GlaxoSmithKline PLC	301,584	6,798,480
Halma PLC	692,589	21,259,395
National Grid PLC	6,951,376	103,276,438
RELX PLC (London Stock Exchange)	3,397,338	101,208,335
Smith & Nephew PLC	3,915,199	63,459,747
Unilever PLC	670,413	31,167,580

TOTAL UNITED KINGDOM		686,564,729

TOTAL COMMON STOCKS
(Cost $5,213,094,871)		5,292,082,807
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $2,873,585)(f)	2,900,000	2,864,812
	Shares	Value

Money Market Funds - 0.3%
Fidelity Cash Central Fund 0.32% (g)	9,807,549	9,809,510
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	6,249,375	6,250,000
TOTAL MONEY MARKET FUNDS
(Cost $16,059,510)		16,059,510
TOTAL INVESTMENT IN SECURITIES - 99.2%
(Cost $5,232,027,966)		5,311,007,129
NET OTHER ASSETS (LIABILITIES) - 0.8%		44,180,563
NET ASSETS - 100%		$5,355,187,692

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	630	June 2022	$62,892,900	$(1,502,747)	$(1,502,747)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,767,475 or 0.3% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,864,812.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$22,539,668	$253,293,725	$266,023,883	$10,440	$--	$--	$9,809,510	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	137,909,603	131,659,603	237,616	--	--	6,250,000	0.0%
Total	$22,539,668	$391,203,328	$397,683,486	$248,056	$--	$--	$16,059,510

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$527,478,130	$--	$527,478,130	$--
Consumer Discretionary	343,117,714	--	343,117,714	--
Consumer Staples	778,282,004	--	778,281,997	7
Financials	661,969,863	58,946,863	603,023,000	--
Health Care	909,387,666	--	909,387,666	--
Industrials	784,166,207	--	784,166,207	--
Information Technology	213,385,618	--	213,385,618	--
Materials	204,522,626	--	204,522,626	--
Real Estate	426,440,337	--	426,440,337	--
Utilities	443,332,642	--	443,332,642	--
Government Obligations	2,864,812	--	2,864,812	--
Money Market Funds	16,059,510	16,059,510	--	--
Total Investments in Securities:	$5,311,007,129	$75,006,373	$5,236,000,749	$7
Derivative Instruments:
Liabilities
Futures Contracts	$(1,502,747)	$(1,502,747)	$--	$--
Total Liabilities	$(1,502,747)	$(1,502,747)	$--	$--
Total Derivative Instruments:	$(1,502,747)	$(1,502,747)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,502,747)
Total Equity Risk	0	(1,502,747)
Total Value of Derivatives	$0	$(1,502,747)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI International Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,944,850) — See accompanying schedule: Unaffiliated issuers (cost $5,215,968,456)	$5,294,947,619
Fidelity Central Funds (cost $16,059,510)	16,059,510
Total Investment in Securities (cost $5,232,027,966)		$5,311,007,129
Segregated cash with brokers for derivative instruments		661,901
Foreign currency held at value (cost $12,201,810)		11,951,279
Receivable for fund shares sold		6,390,007
Dividends receivable		21,826,294
Reclaims receivable		17,980,171
Distributions receivable from Fidelity Central Funds		6,846
Prepaid expenses		1,814
Total assets		5,369,825,441
Liabilities
Payable for investments purchased on a delayed delivery basis	$1,625,693
Payable for fund shares redeemed	5,084,406
Accrued management fee	690,342
Payable for daily variation margin on futures contracts	825,264
Other payables and accrued expenses	162,044
Collateral on securities loaned	6,250,000
Total liabilities		14,637,749
Net Assets		$5,355,187,692
Net Assets consist of:
Paid in capital		$5,276,945,545
Total accumulated earnings (loss)		78,242,147
Net Assets		$5,355,187,692
Net Asset Value, offering price and redemption price per share ($5,355,187,692 ÷ 508,716,118 shares)		$10.53

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$90,004,365
Foreign tax reclaims		7,248,468
Interest		3,623
Income from Fidelity Central Funds (including $237,616 from security lending)		248,056
Income before foreign taxes withheld		97,504,512
Less foreign taxes withheld		(16,436,940)
Total income		81,067,572
Expenses
Management fee	$4,354,400
Custodian fees and expenses	305,981
Independent trustees' fees and expenses	8,779
Registration fees	86,201
Audit	32,960
Legal	4,767
Interest	17,916
Miscellaneous	10,382
Total expenses		4,821,386
Net investment income (loss)		76,246,186
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	21,373,741
Foreign currency transactions	(978,643)
Futures contracts	(1,692,086)
Total net realized gain (loss)		18,703,012
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(531,490,872)
Assets and liabilities in foreign currencies	(2,508,655)
Futures contracts	(2,899,803)
Total change in net unrealized appreciation (depreciation)		(536,899,330)
Net gain (loss)		(518,196,318)
Net increase (decrease) in net assets resulting from operations		$(441,950,132)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$76,246,186	$128,397,656
Net realized gain (loss)	18,703,012	14,167,979
Change in net unrealized appreciation (depreciation)	(536,899,330)	892,934,603
Net increase (decrease) in net assets resulting from operations	(441,950,132)	1,035,500,238
Distributions to shareholders	(141,537,086)	(67,692,252)
Share transactions
Proceeds from sales of shares	754,978,184	1,656,234,854
Reinvestment of distributions	136,529,604	65,190,425
Cost of shares redeemed	(891,570,535)	(1,354,456,288)
Net increase (decrease) in net assets resulting from share transactions	(62,747)	366,968,991
Total increase (decrease) in net assets	(583,549,965)	1,334,776,977
Net Assets
Beginning of period	5,938,737,657	4,603,960,680
End of period	$5,355,187,692	$5,938,737,657
Other Information
Shares
Sold	68,441,261	147,014,322
Issued in reinvestment of distributions	12,222,883	6,126,920
Redeemed	(80,685,163)	(121,900,067)
Net increase (decrease)	(21,019)	31,241,175

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$11.67	$9.64	$11.54	$10.49	$10.83	$9.76
Income from Investment Operations
Net investment income (loss)A,B	.15	.27	.24	.28	.27	.29
Net realized and unrealized gain (loss)	(1.01)	1.90	(1.46)	1.04	(.42)	1.04
Total from investment operations	(.86)	2.17	(1.22)	1.32	(.15)	1.33
Distributions from net investment income	(.28)	(.14)	(.22)	(.24)	(.19)	(.22)
Distributions from net realized gain	–	–	(.46)	(.03)	–	(.05)
Total distributions	(.28)	(.14)	(.68)	(.27)	(.19)	(.26)C
Net asset value, end of period	$10.53	$11.67	$9.64	$11.54	$10.49	$10.83
Total ReturnD,E	(7.51)%	22.69%	(11.31)%	12.89%	(1.47)%	14.15%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.17%H	.17%	.18%	.25%	.30%	.31%
Expenses net of fee waivers, if any	.17%H	.17%	.18%	.20%	.20%	.20%
Expenses net of all reductions	.17%H	.17%	.18%	.20%	.20%	.20%
Net investment income (loss)	2.63%H	2.37%	2.39%	2.59%	2.49%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$5,355,188	$5,938,738	$4,603,961	$2,548,056	$1,536,470	$1,814,457
Portfolio turnover rateI	29%H	26%	20%	93%	43%	25%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	6.9
Apple, Inc.	4.1
Johnson & Johnson	3.3
Procter & Gamble Co.	2.9
Visa, Inc. Class A	2.8
Merck & Co., Inc.	2.7
UnitedHealth Group, Inc.	2.7
Eli Lilly & Co.	2.7
McDonald's Corp.	2.3
Verizon Communications, Inc.	2.3
32.7

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	25.1
Health Care	16.1
Financials	9.8
Consumer Discretionary	8.8
Consumer Staples	8.1
Industrials	8.0
Communication Services	7.6
Real Estate	5.4
Utilities	4.8
Materials	4.3
Energy	1.6

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 7.3%

Fidelity® SAI U.S. Low Volatility Index Fund

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	6,126,672	$115,549,034
Verizon Communications, Inc.	3,704,506	171,518,628
		287,067,662
Entertainment - 1.0%
Activision Blizzard, Inc.	692,153	52,326,767
Warner Bros Discovery, Inc. (a)	1,482,146	26,900,950
		79,227,717
Interactive Media & Services - 1.5%
Alphabet, Inc. Class A (a)	51,933	118,520,973
Media - 0.4%
Cable One, Inc. (b)	4,583	5,344,695
Comcast Corp. Class A	195,366	7,767,752
Omnicom Group, Inc.	196,532	14,961,981
		28,074,428
Wireless Telecommunication Services - 0.9%
T-Mobile U.S., Inc. (a)	542,790	66,839,161

TOTAL COMMUNICATION SERVICES		579,729,941

CONSUMER DISCRETIONARY - 8.8%
Distributors - 0.2%
Pool Corp.	35,690	14,462,302
Diversified Consumer Services - 0.1%
Service Corp. International (b)	152,477	10,004,016
Hotels, Restaurants & Leisure - 3.5%
Domino's Pizza, Inc.	33,643	11,371,334
McDonald's Corp.	690,902	172,145,142
Starbucks Corp.	1,049,389	78,326,395
Yum! Brands, Inc.	38,939	4,556,252
		266,399,123
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	23,724	58,969,086
Multiline Retail - 0.6%
Dollar General Corp.	215,718	51,239,497
Specialty Retail - 1.8%
AutoZone, Inc. (a)	19,175	37,496,137
The Home Depot, Inc.	258,421	77,629,668
TJX Companies, Inc.	353,662	21,672,407
		136,798,212
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. Class B	1,117,947	139,407,991

TOTAL CONSUMER DISCRETIONARY		677,280,227

CONSUMER STAPLES - 8.1%
Beverages - 1.0%
PepsiCo, Inc.	445,858	76,558,277
Food & Staples Retailing - 1.9%
Walmart, Inc.	942,966	144,264,368
Food Products - 1.1%
Flowers Foods, Inc. (b)	183,728	4,872,467
Hormel Foods Corp. (b)	260,857	13,666,298
McCormick & Co., Inc. (non-vtg.)	221,781	22,304,515
The Hershey Co.	134,427	30,349,584
The J.M. Smucker Co.	100,189	13,718,880
		84,911,744
Household Products - 4.1%
Church & Dwight Co., Inc.	218,531	21,319,884
Colgate-Palmolive Co.	85,208	6,565,276
Kimberly-Clark Corp.	311,328	43,221,666
Procter & Gamble Co.	1,410,600	226,471,830
The Clorox Co.	113,599	16,298,049
		313,876,705

TOTAL CONSUMER STAPLES		619,611,094

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Cheniere Energy, Inc.	218,054	29,613,914
Chevron Corp.	236,434	37,042,115
Coterra Energy, Inc.	752,233	21,656,788
DT Midstream, Inc.	89,438	4,807,293
Kinder Morgan, Inc.	1,802,954	32,723,615
		125,843,725
FINANCIALS - 9.8%
Banks - 0.9%
Commerce Bancshares, Inc. (b)	102,632	7,016,950
First Financial Bankshares, Inc. (b)	118,557	4,739,909
U.S. Bancorp	1,200,765	58,309,148
		70,066,007
Capital Markets - 3.5%
Cboe Global Markets, Inc.	98,602	11,140,054
CME Group, Inc.	332,297	72,886,024
FactSet Research Systems, Inc.	34,804	14,043,066
Houlihan Lokey (b)	47,153	3,927,373
Intercontinental Exchange, Inc.	520,923	60,328,093
MarketAxess Holdings, Inc.	35,159	9,268,264
NASDAQ, Inc.	108,229	17,031,998
S&P Global, Inc.	214,488	80,754,732
		269,379,604
Insurance - 5.4%
AFLAC, Inc.	549,197	31,458,004
Allstate Corp.	263,153	33,299,381
Arch Capital Group Ltd. (a)	13,222	603,849
Arthur J. Gallagher & Co.	191,649	32,290,940
Assurant, Inc.	52,681	9,581,620
Brown & Brown, Inc.	216,739	13,433,483
Chubb Ltd.	390,475	80,613,564
Erie Indemnity Co. Class A	23,061	3,696,217
Marsh & McLennan Companies, Inc.	466,825	75,485,603
Progressive Corp.	540,949	58,076,285
The Travelers Companies, Inc.	227,460	38,909,308
W.R. Berkley Corp.	193,535	12,868,142
Willis Towers Watson PLC	114,846	24,675,812
		414,992,208

TOTAL FINANCIALS		754,437,819

HEALTH CARE - 16.1%
Biotechnology - 0.2%
Amgen, Inc.	74,102	17,279,845
Health Care Equipment & Supplies - 2.7%
Baxter International, Inc.	462,940	32,896,516
Medtronic PLC	1,196,063	124,821,135
ResMed, Inc.	134,735	26,942,958
STERIS PLC	92,481	20,720,368
		205,380,977
Health Care Providers & Services - 2.8%
Chemed Corp. (b)	14,234	6,994,445
UnitedHealth Group, Inc.	406,524	206,737,780
		213,732,225
Life Sciences Tools & Services - 0.7%
Danaher Corp.	208,242	52,295,813
Pharmaceuticals - 9.7%
Eli Lilly & Co.	706,619	206,424,608
Johnson & Johnson	1,401,868	252,981,099
Merck & Co., Inc.	2,335,484	207,134,076
Zoetis, Inc. Class A	437,452	77,538,367
		744,078,150

TOTAL HEALTH CARE		1,232,767,010

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.6%
General Dynamics Corp.	2,330	551,115
L3Harris Technologies, Inc.	181,429	42,138,700
Lockheed Martin Corp.	226,942	98,066,177
Northrop Grumman Corp.	133,946	58,855,872
		199,611,864
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc. (b)	120,186	12,757,744
Expeditors International of Washington, Inc.	151,201	14,979,483
		27,737,227
Building Products - 0.5%
Lennox International, Inc.	31,124	6,635,326
Trane Technologies PLC	211,470	29,582,538
		36,217,864
Commercial Services & Supplies - 1.3%
Republic Services, Inc.	193,502	25,981,514
Rollins, Inc.	209,276	7,019,117
Tetra Tech, Inc. (b)	48,123	6,702,571
Waste Management, Inc.	355,832	58,513,014
		98,216,216
Industrial Conglomerates - 1.0%
3M Co.	532,803	76,840,849
Machinery - 0.9%
Graco, Inc.	157,150	9,746,443
Otis Worldwide Corp.	392,741	28,607,254
PACCAR, Inc.	320,999	26,658,967
Toro Co. (b)	98,419	7,886,314
		72,898,978
Professional Services - 1.1%
Booz Allen Hamilton Holding Corp. Class A	123,801	10,105,876
CoStar Group, Inc. (a)	255,388	16,247,785
Exponent, Inc. (b)	48,183	4,616,413
FTI Consulting, Inc. (a)(b)	31,703	4,999,880
Leidos Holdings, Inc.	129,757	13,431,147
Science Applications International Corp.	53,225	4,429,917
Verisk Analytics, Inc.	149,009	30,405,286
		84,236,304
Road & Rail - 0.1%
Landstar System, Inc. (b)	34,065	5,276,669
Trading Companies & Distributors - 0.1%
Watsco, Inc. (b)	30,536	8,146,394

TOTAL INDUSTRIALS		609,182,365

INFORMATION TECHNOLOGY - 25.1%
IT Services - 8.0%
Accenture PLC Class A	347,537	104,386,213
Akamai Technologies, Inc. (a)	150,229	16,867,712
Amdocs Ltd.	117,059	9,328,432
Automatic Data Processing, Inc.	389,611	85,005,328
Broadridge Financial Solutions, Inc.	107,788	15,535,484
Concentrix Corp.	39,667	6,246,759
Fiserv, Inc. (a)	549,405	53,797,738
Jack Henry & Associates, Inc.	68,458	12,978,268
MasterCard, Inc. Class A	106,630	38,747,209
Maximus, Inc. (b)	56,837	4,142,281
Paychex, Inc.	296,728	37,604,339
VeriSign, Inc. (a)	89,351	15,966,130
Visa, Inc. Class A (b)	992,860	211,608,252
		612,214,145
Semiconductors & Semiconductor Equipment - 4.0%
Intel Corp.	3,760,342	163,913,308
Texas Instruments, Inc.	853,891	145,374,943
		309,288,251
Software - 9.0%
Black Knight, Inc. (a)	143,599	9,447,378
Check Point Software Technologies Ltd. (a)	95,772	12,095,046
Citrix Systems, Inc.	115,319	11,543,432
Microsoft Corp.	1,913,133	530,932,668
Oracle Corp.	1,466,065	107,609,171
Tyler Technologies, Inc. (a)	37,886	14,953,983
		686,581,678
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	1,967,865	310,233,917

TOTAL INFORMATION TECHNOLOGY		1,918,317,991

MATERIALS - 4.3%
Chemicals - 3.1%
Air Products & Chemicals, Inc.	204,674	47,908,043
Balchem Corp. (b)	29,940	3,688,608
Ecolab, Inc.	221,515	37,511,350
Linde PLC	473,908	147,840,340
		236,948,341
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	57,678	20,430,701
Vulcan Materials Co.	122,699	21,139,811
		41,570,512
Containers & Packaging - 0.7%
Aptargroup, Inc. (b)	60,864	6,989,013
Ball Corp.	299,472	24,305,148
Packaging Corp. of America	87,829	14,155,400
Sonoco Products Co. (b)	87,508	5,417,620
		50,867,181

TOTAL MATERIALS		329,386,034

REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 5.4%
Agree Realty Corp.	64,518	4,382,063
American Tower Corp.	421,075	101,487,497
Crown Castle International Corp.	399,614	74,012,509
CubeSmart	200,440	9,522,904
Digital Realty Trust, Inc.	262,389	38,340,281
Equinix, Inc.	83,252	59,864,848
Equity Lifestyle Properties, Inc.	158,068	12,215,495
Essex Property Trust, Inc.	57,881	19,058,477
Extra Space Storage, Inc.	123,796	23,521,240
Mid-America Apartment Communities, Inc.	56,019	11,017,817
Public Storage	141,056	52,402,304
Realty Income Corp.	99,910	6,929,758
		412,755,193
UTILITIES - 4.8%
Electric Utilities - 3.0%
Alliant Energy Corp. (b)	222,727	13,098,575
American Electric Power Co., Inc.	465,676	46,153,148
Duke Energy Corp.	681,568	75,081,531
Evergy, Inc.	193,840	13,152,044
Eversource Energy	305,839	26,730,329
Hawaiian Electric Industries, Inc.	101,069	4,154,947
IDACORP, Inc. (b)	44,959	4,728,788
Pinnacle West Capital Corp.	104,312	7,427,014
Xcel Energy, Inc.	498,059	36,487,802
		227,014,178
Gas Utilities - 0.2%
Atmos Energy Corp.	116,403	13,200,100
Multi-Utilities - 1.3%
Ameren Corp.	238,182	22,127,108
CMS Energy Corp.	267,853	18,398,823
Consolidated Edison, Inc.	327,076	30,333,028
WEC Energy Group, Inc.	291,651	29,179,683
		100,038,642
Water Utilities - 0.3%
American Water Works Co., Inc.	161,530	24,888,542

TOTAL UTILITIES		365,141,462

TOTAL COMMON STOCKS
(Cost $6,143,222,297)		7,624,452,861
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (c)
(Cost $693,624)	700,000	691,506
	Shares	Value

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.32% (d)	22,023,031	$22,027,436
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	158,238,755	158,254,579
TOTAL MONEY MARKET FUNDS
(Cost $180,282,015)		180,282,015
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $6,324,197,936)		7,805,426,382
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(150,671,687)
NET ASSETS - 100%		$7,654,754,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	111	June 2022	$22,907,625	$(937,011)	$(937,011)
CME E-mini S&P MidCap 400 Index Contracts (United States)	30	June 2022	7,485,300	(279,285)	(279,285)
TOTAL FUTURES CONTRACTS					$(1,216,296)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $691,506.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$15,252,945	$781,235,192	$774,460,701	$19,527	$--	$--	$22,027,436	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	127,461,306	398,773,982	367,980,709	61,140	--	--	158,254,579	0.4%
Total	$142,714,251	$1,180,009,174	$1,142,441,410	$80,667	$--	$--	$180,282,015

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$579,729,941	$579,729,941	$--	$--
Consumer Discretionary	677,280,227	677,280,227	--	--
Consumer Staples	619,611,094	619,611,094	--	--
Energy	125,843,725	125,843,725	--	--
Financials	754,437,819	754,437,819	--	--
Health Care	1,232,767,010	1,232,767,010	--	--
Industrials	609,182,365	609,182,365	--	--
Information Technology	1,918,317,991	1,918,317,991	--	--
Materials	329,386,034	329,386,034	--	--
Real Estate	412,755,193	412,755,193	--	--
Utilities	365,141,462	365,141,462	--	--
U.S. Government and Government Agency Obligations	691,506	--	691,506	--
Money Market Funds	180,282,015	180,282,015	--	--
Total Investments in Securities:	$7,805,426,382	$7,804,734,876	$691,506	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,216,296)	$(1,216,296)	$--	$--
Total Liabilities	$(1,216,296)	$(1,216,296)	$--	$--
Total Derivative Instruments:	$(1,216,296)	$(1,216,296)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,216,296)
Total Equity Risk	0	(1,216,296)
Total Value of Derivatives	$0	$(1,216,296)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® SAI U.S. Low Volatility Index Fund

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $150,128,638) — See accompanying schedule: Unaffiliated issuers (cost $6,143,915,921)	$7,625,144,367
Fidelity Central Funds (cost $180,282,015)	180,282,015
Total Investment in Securities (cost $6,324,197,936)		$7,805,426,382
Segregated cash with brokers for derivative instruments		904,939
Receivable for fund shares sold		3,747,183
Dividends receivable		7,674,201
Distributions receivable from Fidelity Central Funds		21,328
Prepaid expenses		2,686
Total assets		7,817,776,719
Liabilities
Payable for fund shares redeemed	2,986,644
Accrued management fee	655,925
Payable for daily variation margin on futures contracts	1,031,216
Other payables and accrued expenses	97,589
Collateral on securities loaned	158,250,650
Total liabilities		163,022,024
Net Assets		$7,654,754,695
Net Assets consist of:
Paid in capital		$5,954,508,454
Total accumulated earnings (loss)		1,700,246,241
Net Assets		$7,654,754,695
Net Asset Value, offering price and redemption price per share ($7,654,754,695 ÷ 433,320,013 shares)		$17.67

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$66,063,094
Interest		1,402
Income from Fidelity Central Funds (including $61,140 from security lending)		80,667
Total income		66,145,163
Expenses
Management fee	$3,777,221
Custodian fees and expenses	46,442
Independent trustees' fees and expenses	11,388
Registration fees	102,190
Audit	23,725
Legal	8,107
Interest	8,140
Miscellaneous	14,340
Total expenses		3,991,553
Net investment income (loss)		62,153,610
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	205,555,688
Futures contracts	62,039
Total net realized gain (loss)		205,617,727
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(649,907,917)
Futures contracts	(2,091,914)
Total change in net unrealized appreciation (depreciation)		(651,999,831)
Net gain (loss)		(446,382,104)
Net increase (decrease) in net assets resulting from operations		$(384,228,494)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$62,153,610	$130,710,189
Net realized gain (loss)	205,617,727	222,765,290
Change in net unrealized appreciation (depreciation)	(651,999,831)	1,521,115,853
Net increase (decrease) in net assets resulting from operations	(384,228,494)	1,874,591,332
Distributions to shareholders	(268,770,756)	(80,110,109)
Share transactions
Proceeds from sales of shares	1,524,322,929	3,501,165,873
Reinvestment of distributions	267,624,606	79,731,236
Cost of shares redeemed	(1,300,238,875)	(2,803,328,859)
Net increase (decrease) in net assets resulting from share transactions	491,708,660	777,568,250
Total increase (decrease) in net assets	(161,290,590)	2,572,049,473
Net Assets
Beginning of period	7,816,045,285	5,243,995,812
End of period	$7,654,754,695	$7,816,045,285
Other Information
Shares
Sold	83,855,595	206,459,886
Issued in reinvestment of distributions	14,640,296	4,912,584
Redeemed	(70,918,335)	(158,169,542)
Net increase (decrease)	27,577,556	53,202,928

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI U.S. Low Volatility Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$19.26	$14.87	$15.12	$13.18	$12.60	$10.86
Income from Investment Operations
Net investment income (loss)A,B	.15	.31	.30	.29	.26	.24
Net realized and unrealized gain (loss)	(1.06)	4.30	.03	1.98	.82	1.74
Total from investment operations	(.91)	4.61	.33	2.27	1.08	1.98
Distributions from net investment income	(.34)	(.22)	(.24)	(.20)	(.14)	(.24)
Distributions from net realized gain	(.35)	–	(.34)	(.13)	(.37)	–
Total distributions	(.68)C	(.22)	(.58)	(.33)	(.50)C	(.24)
Net asset value, end of period	$17.67	$19.26	$14.87	$15.12	$13.18	$12.60
Total ReturnD,E	(4.84)%	31.25%	2.16%	17.62%	8.79%	18.60%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.11%H	.11%	.12%	.19%	.23%	.26%
Expenses net of fee waivers, if any	.11%H	.11%	.12%	.15%	.15%	.15%
Expenses net of all reductions	.11%H	.11%	.12%	.15%	.15%	.15%
Net investment income (loss)	1.65%H	1.76%	2.06%	2.05%	2.00%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$7,654,755	$7,816,045	$5,243,996	$4,120,541	$1,979,673	$848,388
Portfolio turnover rateI	43%H	44%	49%	72%	39%	108%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Emerging Markets Low Volatility Index Fund, Fidelity SAI International Low Volatility Index Fund and Fidelity SAI U.S. Low Volatility Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Shares are offered only to certain clients of Fidelity Management & Research Company (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Investments in emerging markets, if applicable, can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and for certain Funds include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in dividends or foreign taxes withheld, as applicable. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable or reclaims receivable, as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Fidelity SAI Emerging Markets Low Volatility Index Fund is subject to a tax imposed on capital gains by certain countries in which it invests.An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on each applicable Fund's Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity SAI Emerging Markets Low Volatility Index Fund	$1,887,342,829	$323,570,966	$(163,190,272)	$160,380,694
Fidelity SAI International Low Volatility Index Fund	5,265,689,049	528,943,773	(485,128,440)	43,815,333
Fidelity SAI U.S. Low Volatility Index Fund	6,357,955,477	1,711,314,220	(265,059,611)	1,446,254,609

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

	Short-term	Long-term	Total capital loss carryforward
Fidelity SAI Emerging Markets Low Volatility Index Fund	$(22,899,029)	$(3,539,359)	$(26,438,388)
Fidelity SAI International Low Volatility Index Fund	(–)	(39,657,085)	(39,657,085)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Low Volatility Index Fund	509,945,693	202,787,853
Fidelity SAI International Low Volatility Index Fund	828,674,326	893,040,898
Fidelity SAI U.S. Low Volatility Index Fund	1,913,614,059	1,627,075,783

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. Each Fund's management fee is equal to the following annualized rate of average net assets:

Fidelity SAI Emerging Markets Low Volatility Index Fund	.15%
Fidelity SAI International Low Volatility Index Fund	.15%
Fidelity SAI U.S. Low Volatility Index Fund	.10%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	Borrower	$8,448,000.32%		$1,848
Fidelity SAI International Low Volatility Index Fund	Borrower	$24,023,267.47%		$9,374
Fidelity SAI U.S. Low Volatility Index Fund	Borrower	$37,752,478.34%		$8,140

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Low Volatility Index Fund	$1,516
Fidelity SAI International Low Volatility Index Fund	4,846
Fidelity SAI U.S. Low Volatility Index Fund	6,185

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Low Volatility Index Fund	$289	$3	$–
Fidelity SAI International Low Volatility Index Fund	$25,346	$–	$–
Fidelity SAI U.S. Low Volatility Index Fund	$6,544	$–	$–

9. Bank Borrowings.

Each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. Each Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Low Volatility Index Fund	$12,892,615.58%		$2,700
Fidelity SAI International Low Volatility Index Fund	$14,658,444.78%		$8,542

10. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of Fidelity SAI Emerging Markets Low Volatility Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

Fidelity SAI Emerging Markets Low Volatility Index Fund was in reimbursement during the period:

	Expense Limitations	Reimbursement
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%	$44,137

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund	Strategic Advisers Fidelity International Fund	Strategic Advisers Fidelity U.S. Total Stock Fund	Strategic Advisers Large Cap Fund
Fidelity SAI Emerging Markets Low Volatility Index Fund	33%	33%	–	–	–
Fidelity SAI International Low Volatility Index Fund	–	–	23%	–	–
Fidelity SAI U.S. Low Volatility Index Fund	–	–	–	36%	12%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Low Volatility Index Fund	66%
Fidelity SAI International Low Volatility Index Fund	26%
Fidelity SAI U.S. Low Volatility Index Fund	48%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI Emerging Markets Low Volatility Index Fund	.25%
Actual		$1,000.00	$977.90	$1.23
Hypothetical-C		$1,000.00	$1,023.55	$1.25
Fidelity SAI International Low Volatility Index Fund	.17%
Actual		$1,000.00	$924.90	$.81
Hypothetical-C		$1,000.00	$1,023.95	$.85
Fidelity SAI U.S. Low Volatility Index Fund	.11%
Actual		$1,000.00	$951.60	$.53
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV1-SV2-SANN-0622
1.9867662.106

Fidelity® SAI International Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

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You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	21.6%
United Kingdom	14.4%
Switzerland	10.4%
France	10.3%
Australia	7.9%
Germany	7.9%
Netherlands	5.4%
Sweden	3.2%
Denmark	2.7%
Other*	16.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Nestle SA (Reg. S) (Switzerland, Food Products)	2.4
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.7
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.5
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.4
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.4
Novartis AG (Switzerland, Pharmaceuticals)	1.3
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.3
Toyota Motor Corp. (Japan, Automobiles)	1.2
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	1.2
BHP Group Ltd. (Australia, Metals & Mining)	1.1
14.5

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	17.1
Industrials	14.7
Health Care	13.3
Consumer Discretionary	11.2
Consumer Staples	10.4
Materials	8.4
Information Technology	8.1
Communication Services	4.7
Energy	4.2
Utilities	3.9
Real Estate	2.5

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.1
Short-Term Investments and Net Other Assets (Liabilities)	(0.1)

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
Australia - 7.9%
Ampol Ltd.	78,702	$1,850,381
APA Group unit	389,925	3,133,096
Aristocrat Leisure Ltd.	198,914	4,615,270
ASX Ltd.	63,951	3,866,457
Aurizon Holdings Ltd.	608,859	1,719,489
Australia & New Zealand Banking Group Ltd.	931,365	17,723,123
BHP Group Ltd.	1,671,820	55,864,587
BlueScope Steel Ltd.	162,959	2,316,559
Brambles Ltd.	473,870	3,499,207
Cochlear Ltd.	21,718	3,498,063
Coles Group Ltd.	440,718	5,794,851
Commonwealth Bank of Australia	563,637	40,967,118
Computershare Ltd.	179,530	3,165,127
Crown Ltd. (a)	123,019	1,113,833
CSL Ltd.	158,111	30,175,524
Dexus unit	355,591	2,780,214
Dominos Pizza Enterprises Ltd.	19,987	1,047,742
Endeavour Group Ltd.	443,070	2,425,392
Evolution Mining Ltd.	604,301	1,709,932
Fortescue Metals Group Ltd.	559,139	8,450,311
Goodman Group unit	555,454	9,244,918
IDP Education Ltd.	68,831	1,276,912
Insurance Australia Group Ltd.	814,031	2,599,438
Lendlease Group unit	227,604	1,949,738
Macquarie Group Ltd.	111,934	16,114,364
Medibank Private Ltd.	909,484	2,043,741
Mineral Resources Ltd.	56,072	2,278,387
Mirvac Group unit	1,301,897	2,200,325
National Australia Bank Ltd.	1,081,057	24,679,121
Newcrest Mining Ltd.	293,795	5,517,281
Northern Star Resources Ltd.	365,007	2,508,982
Orica Ltd.	134,685	1,547,642
Origin Energy Ltd.	582,124	2,784,387
Qantas Airways Ltd. (a)	305,113	1,182,260
QBE Insurance Group Ltd.	487,683	4,207,380
Ramsay Health Care Ltd.	60,367	3,425,662
REA Group Ltd.	17,369	1,556,053
Reece Ltd.	95,911	1,165,281
Rio Tinto Ltd.	122,551	9,694,262
Santos Ltd.	1,062,435	5,936,961
Scentre Group unit	1,714,461	3,572,102
SEEK Ltd.	110,710	2,169,406
Sonic Healthcare Ltd.	150,366	3,883,387
South32 Ltd.	1,539,301	5,126,392
Stockland Corp. Ltd. unit	788,635	2,282,649
Suncorp Group Ltd.	417,118	3,349,037
Tabcorp Holdings Ltd.	735,502	2,812,721
Telstra Corp. Ltd.	1,369,528	3,887,609
The GPT Group unit	633,479	2,251,946
Transurban Group unit	1,013,849	10,180,680
Treasury Wine Estates Ltd.	238,381	1,885,996
Vicinity Centres unit	1,278,587	1,668,319
Washington H. Soul Pattinson & Co. Ltd.	71,482	1,392,907
Wesfarmers Ltd.	374,513	12,959,307
Westpac Banking Corp.	1,211,824	20,285,924
WiseTech Global Ltd.	48,261	1,496,227
Woodside Petroleum Ltd.	320,220	6,966,736
Woolworths Group Ltd.	400,313	10,829,694

TOTAL AUSTRALIA		394,630,410

Austria - 0.2%
Erste Group Bank AG	113,424	3,531,544
OMV AG	48,548	2,481,659
Raiffeisen International Bank-Holding AG	48,687	554,219
Verbund AG	22,476	2,402,444
Voestalpine AG	40,142	1,044,610

TOTAL AUSTRIA		10,014,476

Bailiwick of Jersey - 0.9%
Experian PLC	304,786	10,525,587
Ferguson PLC	73,024	9,160,802
Glencore Xstrata PLC	3,274,577	20,176,852
WPP PLC	385,463	4,804,746

TOTAL BAILIWICK OF JERSEY		44,667,987

Belgium - 0.9%
Ageas	56,736	2,714,906
Anheuser-Busch InBev SA NV	286,840	16,504,634
Colruyt NV	17,669	648,820
ELIA GROUP SA/NV	10,223	1,627,280
Groupe Bruxelles Lambert SA	36,172	3,413,208
KBC Group NV	82,572	5,617,528
Proximus	50,073	875,192
Sofina SA	5,087	1,558,947
Solvay SA Class A	24,454	2,299,586
UCB SA	41,757	4,746,630
Umicore SA	65,087	2,502,169

TOTAL BELGIUM		42,508,900

Bermuda - 0.1%
CK Infrastructure Holdings Ltd.	218,500	1,469,066
Hongkong Land Holdings Ltd.	380,420	1,774,646
Jardine Matheson Holdings Ltd.	71,161	3,769,315

TOTAL BERMUDA		7,013,027

Cayman Islands - 0.7%
Budweiser Brewing Co. APAC Ltd. (b)	566,700	1,410,062
Chow Tai Fook Jewellery Group Ltd.	659,200	1,105,296
CK Asset Holdings Ltd.	661,925	4,487,283
CK Hutchison Holdings Ltd.	886,000	6,217,883
ESR Cayman Ltd. (a)(b)	653,400	1,983,466
Futu Holdings Ltd. ADR (a)(c)	18,264	584,265
Grab Holdings Ltd. (a)(c)	358,270	1,056,897
Melco Crown Entertainment Ltd. sponsored ADR (a)	77,128	441,172
Sands China Ltd. (a)	800,400	1,764,222
Sea Ltd. ADR (a)	105,659	8,744,339
SITC International Holdings Co. Ltd.	442,000	1,469,416
WH Group Ltd. (b)	2,743,500	1,894,660
Wharf Real Estate Investment Co. Ltd.	551,000	2,596,625
Xinyi Glass Holdings Ltd.	597,000	1,321,048

TOTAL CAYMAN ISLANDS		35,076,634

Denmark - 2.7%
A.P. Moller - Maersk A/S:
Series A	1,049	2,969,342
Series B	1,901	5,501,926
Ambu A/S Series B	55,162	726,068
Carlsberg A/S Series B	33,138	4,209,627
Chr. Hansen Holding A/S	34,840	2,714,375
Coloplast A/S Series B	39,251	5,288,235
Danske Bank A/S	227,902	3,495,754
Demant A/S (a)	35,673	1,567,598
DSV A/S	67,372	11,045,757
Genmab A/S (a)	21,700	7,630,624
GN Store Nord A/S	40,997	1,538,599
Novo Nordisk A/S Series B	556,189	63,531,406
Novozymes A/S Series B	67,869	4,731,118
ORSTED A/S (b)	62,475	6,911,640
Pandora A/S	33,027	2,899,984
Rockwool International A/S Series B	2,762	772,477
Tryg A/S	119,147	2,832,973
Vestas Wind Systems A/S	333,502	8,504,637

TOTAL DENMARK		136,872,140

Finland - 1.2%
Elisa Corp. (A Shares)	47,023	2,756,554
Fortum Corp.	146,674	2,438,581
Kesko Oyj	90,129	2,269,129
Kone OYJ (B Shares)	112,217	5,395,134
Neste OYJ	139,704	5,994,534
Nokia Corp.	1,780,831	9,028,938
Nordea Bank ABP	1,059,245	10,560,762
Orion Oyj (B Shares)	35,049	1,374,710
Sampo Oyj (A Shares)	164,757	8,000,182
Stora Enso Oyj (R Shares)	192,166	3,781,731
UPM-Kymmene Corp.	176,295	6,098,447
Wartsila Corp.	156,123	1,253,643

TOTAL FINLAND		58,952,345

France - 10.3%
Accor SA (a)	56,071	1,842,136
Aeroports de Paris SA (a)	9,794	1,385,360
Air Liquide SA	156,540	27,082,732
Alstom SA	104,665	2,300,579
Amundi SA (b)	20,041	1,205,066
Arkema SA	20,275	2,310,222
AXA SA	643,105	17,013,367
bioMerieux SA	13,677	1,302,076
BNP Paribas SA	371,472	19,261,339
Bollore SA	292,072	1,362,933
Bouygues SA	75,898	2,609,620
Bureau Veritas SA	97,145	2,790,656
Capgemini SA	52,960	10,781,546
Carrefour SA	205,091	4,349,480
CNP Assurances	56,908	1,250,525
Compagnie de St. Gobain	167,101	9,748,371
Compagnie Generale des Etablissements Michelin SCA Series B	56,045	6,941,734
Covivio	17,176	1,223,233
Credit Agricole SA	408,469	4,410,676
Danone SA	215,725	13,045,157
Dassault Aviation SA	8,284	1,390,097
Dassault Systemes SA	219,530	9,708,574
Edenred SA	82,407	4,138,658
EDF SA (c)	197,662	1,796,954
Eiffage SA	27,534	2,718,948
Engie SA	603,284	7,119,040
EssilorLuxottica SA	94,951	16,165,200
Eurazeo SA	13,074	1,004,594
Faurecia SA	39,911	867,584
Gecina SA	15,170	1,708,873
Getlink SE	145,278	2,658,458
Hermes International SCA	10,462	12,900,246
Ipsen SA	12,459	1,291,547
Kering SA	24,773	13,181,029
Klepierre SA	67,072	1,605,412
L'Oreal SA	82,882	30,153,298
La Francaise des Jeux SAEM (b)	31,497	1,176,128
Legrand SA	88,369	7,830,747
LVMH Moet Hennessy Louis Vuitton SE	91,695	59,339,073
Orange SA	659,348	7,849,798
Orpea (c)	17,893	639,895
Pernod Ricard SA	69,199	14,281,582
Publicis Groupe SA	75,228	4,516,442
Remy Cointreau SA	7,510	1,488,736
Renault SA (a)	63,357	1,548,041
Safran SA	112,868	12,121,848
Sanofi SA	375,580	39,696,903
Sartorius Stedim Biotech	9,130	2,987,601
Schneider Electric SA	178,556	25,617,266
SEB SA	9,145	1,098,198
Societe Generale Series A	267,699	6,433,890
Sodexo SA	29,182	2,195,232
Teleperformance	19,397	6,961,797
Thales SA	35,234	4,510,832
TotalEnergies SE	828,481	40,680,881
Ubisoft Entertainment SA (a)	30,932	1,398,526
Valeo SA	75,999	1,381,747
Veolia Environnement SA	216,482	6,316,202
VINCI SA	177,888	17,261,159
Vivendi SA	256,474	2,945,752
Wendel SA	8,831	879,869
Worldline SA (a)(b)	78,691	3,096,034

TOTAL FRANCE		514,879,499

Germany - 7.4%
adidas AG	62,878	12,679,927
Allianz SE	134,931	30,445,038
BASF AG	303,317	15,973,573
Bayer AG	324,483	21,374,034
Bayerische Motoren Werke AG (BMW)	109,637	8,953,592
Bechtle AG	27,039	1,249,464
Beiersdorf AG	33,296	3,344,266
Brenntag SE	51,054	3,939,503
Carl Zeiss Meditec AG	13,288	1,669,034
Commerzbank AG (a)	330,773	2,159,394
Continental AG	36,301	2,488,111
Covestro AG (b)	63,773	2,745,782
Daimler Truck Holding AG (a)	135,875	3,654,321
Delivery Hero AG (a)(b)	53,809	1,891,546
Deutsche Bank AG	682,497	6,824,515
Deutsche Borse AG	62,760	10,926,175
Deutsche Lufthansa AG (a)(c)	197,251	1,467,463
Deutsche Post AG	327,260	13,981,362
Deutsche Telekom AG	1,070,630	19,722,246
E.ON AG	741,700	7,718,843
Evonik Industries AG	69,391	1,815,018
Fresenius Medical Care AG & Co. KGaA	67,691	4,209,491
Fresenius SE & Co. KGaA	138,254	4,886,995
GEA Group AG	50,779	1,976,647
Hannover Reuck SE	19,911	3,094,779
HeidelbergCement AG	49,046	2,825,414
HelloFresh AG (a)	54,544	2,299,260
Henkel AG & Co. KGaA	37,127	2,356,122
Infineon Technologies AG	431,394	12,244,351
KION Group AG	23,800	1,323,898
Knorr-Bremse AG	23,938	1,707,129
Lanxess AG	27,023	1,044,603
LEG Immobilien AG	24,082	2,469,141
Mercedes-Benz Group AG (Germany)	282,679	19,731,336
Merck KGaA	42,686	7,919,422
MTU Aero Engines AG	17,637	3,556,778
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	46,272	11,019,246
Nemetschek Se	19,067	1,513,050
Puma AG	34,872	2,565,834
Rational AG	1,689	1,030,366
RWE AG	212,191	8,810,041
SAP SE	344,866	34,950,792
Scout24 AG (b)	27,490	1,738,697
Siemens AG	252,644	31,063,842
Siemens Energy AG	131,963	2,541,907
Siemens Healthineers AG (b)	93,169	4,981,742
Symrise AG	43,866	5,219,805
Telefonica Deutschland Holding AG	344,720	1,036,756
Uniper SE	30,211	776,563
United Internet AG	32,042	1,030,819
Volkswagen AG	10,743	2,329,744
Vonovia SE	243,671	9,708,095
Zalando SE (a)(b)	73,414	2,888,566

TOTAL GERMANY		369,874,438

Hong Kong - 2.2%
AIA Group Ltd.	3,994,600	39,241,990
BOC Hong Kong (Holdings) Ltd.	1,221,000	4,419,851
CLP Holdings Ltd.	542,500	5,293,920
Galaxy Entertainment Group Ltd.	718,000	4,097,030
Hang Lung Properties Ltd.	666,000	1,273,772
Hang Seng Bank Ltd.	252,400	4,468,860
Henderson Land Development Co. Ltd.	479,021	1,937,169
Hong Kong & China Gas Co. Ltd.	3,695,074	4,075,374
Hong Kong Exchanges and Clearing Ltd.	397,560	16,864,088
Link (REIT)	689,906	5,959,260
MTR Corp. Ltd.	511,935	2,719,965
New World Development Co. Ltd.	497,845	1,904,154
Power Assets Holdings Ltd.	458,500	3,085,143
Sino Land Ltd.	1,115,080	1,473,894
Sun Hung Kai Properties Ltd.	430,500	4,958,108
Swire Pacific Ltd. (A Shares)	163,500	931,281
Swire Properties Ltd.	384,800	922,195
Techtronic Industries Co. Ltd.	454,000	6,060,040

TOTAL HONG KONG		109,686,094

Ireland - 0.7%
CRH PLC	255,145	10,084,572
DCC PLC (United Kingdom)	32,579	2,468,477
Flutter Entertainment PLC (Ireland) (a)	55,028	5,529,735
James Hardie Industries PLC CDI	146,932	4,235,795
Kerry Group PLC Class A	52,583	5,803,309
Kingspan Group PLC (Ireland)	50,911	4,739,156
Smurfit Kappa Group PLC	81,362	3,438,014

TOTAL IRELAND		36,299,058

Isle of Man - 0.1%
Entain PLC (a)	193,618	3,638,145
Israel - 0.7%
Azrieli Group	13,976	1,209,663
Bank Hapoalim BM (Reg.)	374,568	3,497,763
Bank Leumi le-Israel BM	479,490	5,069,181
Check Point Software Technologies Ltd. (a)	35,046	4,425,959
CyberArk Software Ltd. (a)	13,117	2,061,205
Elbit Systems Ltd. (Israel)	8,745	1,907,452
Icl Group Ltd.	233,123	2,574,896
InMode Ltd. (a)	17,187	431,566
Israel Discount Bank Ltd. (Class A)	413,404	2,463,833
Kornit Digital Ltd. (a)	15,344	1,020,376
Mizrahi Tefahot Bank Ltd.	46,473	1,732,821
NICE Ltd. (a)	20,824	4,286,414
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	363,940	3,169,917
Wix.com Ltd. (a)	18,778	1,416,988

TOTAL ISRAEL		35,268,034

Italy - 1.7%
Amplifon SpA	41,037	1,637,165
Assicurazioni Generali SpA (c)	365,698	6,923,793
Atlantia SpA	163,673	3,904,507
DiaSorin SpA	8,307	1,088,149
Enel SpA	2,686,605	17,470,706
Eni SpA	833,725	11,654,467
FinecoBank SpA	201,378	2,799,429
Infrastrutture Wireless Italiane SpA (b)	111,112	1,185,602
Intesa Sanpaolo SpA	5,453,502	11,112,697
Mediobanca SpA	205,226	2,056,950
Moncler SpA	67,794	3,531,641
Nexi SpA (a)(b)	172,852	1,695,319
Poste Italiane SpA (b)	172,425	1,689,617
Prysmian SpA	84,150	2,736,971
Recordati SpA	34,506	1,662,788
Snam SpA	666,923	3,657,807
Telecom Italia SpA	3,286,952	959,860
Terna - Rete Elettrica Naziona	465,108	3,793,459
UniCredit SpA	698,294	6,462,767

TOTAL ITALY		86,023,694

Japan - 21.6%
Advantest Corp.	65,900	4,497,550
AEON Co. Ltd.	215,800	4,101,334
AGC, Inc.	63,830	2,392,950
Aisin Seiki Co. Ltd.	48,690	1,414,472
Ajinomoto Co., Inc.	154,200	4,006,356
Ana Holdings, Inc. (a)	52,600	991,545
Asahi Group Holdings	150,600	5,676,543
ASAHI INTECC Co. Ltd.	71,600	1,383,594
Asahi Kasei Corp.	413,900	3,395,922
Astellas Pharma, Inc.	614,700	9,359,248
Azbil Corp.	40,700	1,235,737
Bandai Namco Holdings, Inc.	66,000	4,468,395
Benefit One, Inc.	27,700	419,999
Bridgestone Corp.	188,600	6,912,888
Brother Industries Ltd.	77,900	1,353,871
Canon, Inc.	330,500	7,604,529
Capcom Co. Ltd.	58,000	1,530,453
Central Japan Railway Co.	47,600	5,992,135
Chiba Bank Ltd.	174,900	1,007,999
Chubu Electric Power Co., Inc.	212,860	2,148,836
Chugai Pharmaceutical Co. Ltd.	221,800	6,646,274
Concordia Financial Group Ltd.	359,100	1,306,803
Cosmos Pharmaceutical Corp.	6,600	608,438
CyberAgent, Inc.	133,400	1,409,353
Dai Nippon Printing Co. Ltd.	73,320	1,532,244
Dai-ichi Mutual Life Insurance Co.	331,900	6,645,972
Daifuku Co. Ltd.	33,400	2,053,721
Daiichi Sankyo Kabushiki Kaisha	578,600	14,568,520
Daikin Industries Ltd.	82,300	12,576,897
Daito Trust Construction Co. Ltd.	21,600	2,080,337
Daiwa House Industry Co. Ltd.	187,100	4,497,920
Daiwa House REIT Investment Corp.	727	1,769,520
Daiwa Securities Group, Inc.	476,300	2,334,407
DENSO Corp.	143,100	8,721,267
Dentsu Group, Inc.	71,400	2,573,374
Disco Corp.	9,500	2,325,129
East Japan Railway Co.	99,800	5,204,250
Eisai Co. Ltd.	78,300	3,410,038
ENEOS Holdings, Inc.	1,012,500	3,562,598
FANUC Corp.	63,300	9,699,336
Fast Retailing Co. Ltd.	19,300	8,885,840
Fuji Electric Co. Ltd.	41,900	1,837,345
FUJIFILM Holdings Corp.	119,000	6,541,580
Fujitsu Ltd.	64,900	9,809,580
GLP J-REIT	1,407	1,898,570
GMO Payment Gateway, Inc.	13,900	1,166,209
Hakuhodo DY Holdings, Inc.	77,000	908,721
Hamamatsu Photonics K.K.	46,300	2,071,609
Hankyu Hanshin Holdings, Inc.	75,700	1,997,844
Hikari Tsushin, Inc.	6,900	807,943
Hino Motors Ltd.	104,070	537,209
Hirose Electric Co. Ltd.	10,730	1,361,357
Hitachi Construction Machinery Co. Ltd.	35,400	801,504
Hitachi Ltd.	319,700	15,162,242
Hitachi Metals Ltd. (a)	74,400	1,160,989
Honda Motor Co. Ltd.	538,500	14,164,463
Hoshizaki Corp.	17,900	1,133,828
Hoya Corp.	122,100	12,117,465
Hulic Co. Ltd.	126,600	1,068,934
Ibiden Co. Ltd.	34,800	1,300,541
Idemitsu Kosan Co. Ltd.	68,723	1,811,200
Iida Group Holdings Co. Ltd.	50,900	809,546
INPEX Corp.	337,900	4,020,393
Isuzu Motors Ltd.	192,500	2,245,663
ITO EN Ltd.	17,600	723,281
Itochu Corp.	392,700	11,852,071
ITOCHU Techno-Solutions Corp.	33,200	777,405
Japan Airlines Co. Ltd. (a)	47,400	782,549
Japan Exchange Group, Inc.	168,000	2,501,589
Japan Post Bank Co. Ltd.	136,400	1,029,041
Japan Post Holdings Co. Ltd.	809,000	5,672,594
Japan Post Insurance Co. Ltd.	65,900	1,065,589
Japan Real Estate Investment Corp.	411	1,989,182
Japan Retail Fund Investment Corp.	2,305	1,832,081
Japan Tobacco, Inc.	396,100	6,738,373
JFE Holdings, Inc.	161,800	1,978,612
JSR Corp.	67,100	1,822,109
Kajima Corp.	148,300	1,652,726
Kakaku.com, Inc.	46,500	973,794
Kansai Electric Power Co., Inc.	232,600	2,038,972
Kansai Paint Co. Ltd.	58,300	802,903
Kao Corp.	156,700	6,280,297
KDDI Corp.	532,800	17,643,512
Keio Corp.	33,900	1,300,152
Keisei Electric Railway Co.	42,600	1,044,529
Keyence Corp.	64,300	25,848,873
Kikkoman Corp.	48,000	2,697,656
Kintetsu Group Holdings Co. Ltd. (a)	56,600	1,622,793
Kirin Holdings Co. Ltd.	271,400	3,956,394
Kobayashi Pharmaceutical Co. Ltd.	17,560	1,197,499
Kobe Bussan Co. Ltd.	45,100	1,099,507
Koei Tecmo Holdings Co. Ltd.	21,130	647,952
Koito Manufacturing Co. Ltd.	34,400	1,262,292
Komatsu Ltd.	289,200	6,508,875
Konami Holdings Corp.	30,800	1,893,997
Kose Corp.	11,000	1,129,271
Kubota Corp.	339,200	5,762,557
Kurita Water Industries Ltd.	32,500	1,108,780
Kyocera Corp.	106,100	5,570,988
Kyowa Hakko Kirin Co., Ltd.	89,000	1,875,833
Lasertec Corp.	24,900	3,326,675
Lawson, Inc.	17,900	658,366
Lion Corp.	73,630	758,642
LIXIL Group Corp.	87,700	1,542,496
M3, Inc.	145,500	4,646,390
Makita Corp.	73,920	2,184,842
Marubeni Corp.	516,800	5,641,194
Mazda Motor Corp. (a)	187,400	1,330,682
McDonald's Holdings Co. (Japan) Ltd.	26,400	1,047,363
Medipal Holdings Corp.	60,000	988,104
Meiji Holdings Co. Ltd.	40,300	2,008,831
Mercari, Inc. (a)	34,100	558,810
Minebea Mitsumi, Inc.	119,710	2,296,776
Misumi Group, Inc.	93,850	2,353,225
Mitsubishi Chemical Holdings Corp.	422,500	2,576,255
Mitsubishi Corp.	417,200	14,007,708
Mitsubishi Electric Corp.	602,800	6,313,903
Mitsubishi Estate Co. Ltd.	390,700	5,691,163
Mitsubishi Gas Chemical Co., Inc.	51,900	757,894
Mitsubishi Heavy Industries Ltd.	105,800	3,617,318
Mitsubishi UFJ Financial Group, Inc.	3,948,200	22,952,373
Mitsubishi UFJ Lease & Finance Co. Ltd.	216,000	971,886
Mitsui & Co. Ltd.	515,400	12,480,827
Mitsui Chemicals, Inc.	60,600	1,384,583
Mitsui Fudosan Co. Ltd.	302,900	6,419,589
Mitsui OSK Lines Ltd.	113,500	2,657,163
Miura Co. Ltd.	30,200	630,808
Mizuho Financial Group, Inc.	796,920	9,676,767
MonotaRO Co. Ltd.	82,700	1,420,625
MS&AD Insurance Group Holdings, Inc.	147,000	4,375,788
Murata Manufacturing Co. Ltd.	189,700	11,307,542
NEC Corp.	81,000	3,142,465
Nexon Co. Ltd.	163,110	3,714,195
NGK Insulators Ltd.	83,600	1,124,556
Nidec Corp.	147,600	9,542,209
Nihon M&A Center Holdings, Inc.	99,800	1,228,919
Nintendo Co. Ltd.	36,400	16,612,622
Nippon Building Fund, Inc.	491	2,548,932
Nippon Express Holdings, Inc.	25,400	1,489,222
Nippon Paint Holdings Co. Ltd.	273,800	2,168,862
Nippon Prologis REIT, Inc.	681	1,884,852
Nippon Sanso Holdings Corp.	49,900	897,975
Nippon Shinyaku Co. Ltd.	16,200	1,095,668
Nippon Steel & Sumitomo Metal Corp.	281,900	4,476,175
Nippon Telegraph & Telephone Corp.	394,900	11,637,450
Nippon Yusen KK	53,300	3,845,275
Nissan Chemical Corp.	40,100	2,118,187
Nissan Motor Co. Ltd. (a)	766,200	3,067,518
Nisshin Seifun Group, Inc.	65,200	869,170
Nissin Food Holdings Co. Ltd.	20,900	1,453,859
Nitori Holdings Co. Ltd.	26,400	2,716,015
Nitto Denko Corp.	46,900	3,147,974
Nomura Holdings, Inc.	1,013,300	3,901,667
Nomura Real Estate Holdings, Inc.	39,100	952,700
Nomura Real Estate Master Fund, Inc.	1,399	1,756,500
Nomura Research Institute Ltd.	110,920	3,136,421
NTT Data Corp.	208,400	3,842,462
Obayashi Corp.	214,300	1,473,772
OBIC Co. Ltd.	23,000	3,398,005
Odakyu Electric Railway Co. Ltd.	97,200	1,471,905
Oji Holdings Corp.	267,400	1,266,675
Olympus Corp.	364,600	6,417,371
OMRON Corp.	61,300	3,613,885
Ono Pharmaceutical Co. Ltd.	122,100	3,136,816
Open House Group Co. Ltd.	27,000	1,044,756
Oracle Corp. Japan	12,700	816,120
Oriental Land Co. Ltd.	66,100	9,998,959
ORIX Corp.	403,200	7,353,953
ORIX JREIT, Inc.	863	1,166,535
Osaka Gas Co. Ltd.	123,830	2,231,839
Otsuka Corp.	37,600	1,232,231
Otsuka Holdings Co. Ltd.	128,900	4,331,355
Pan Pacific International Holdings Ltd.	136,000	2,082,618
Panasonic Holdings Corp.	729,200	6,499,503
Persol Holdings Co. Ltd.	58,500	1,160,619
Pola Orbis Holdings, Inc.	33,000	380,461
Rakuten Group, Inc.	286,100	2,011,250
Recruit Holdings Co. Ltd.	448,000	16,254,163
Renesas Electronics Corp. (a)	416,200	4,444,170
Resona Holdings, Inc.	680,220	2,957,889
Ricoh Co. Ltd.	221,200	1,615,183
Rinnai Corp.	11,500	735,074
ROHM Co. Ltd.	28,900	2,018,979
Ryohin Keikaku Co. Ltd.	82,900	745,033
Santen Pharmaceutical Co. Ltd.	130,600	1,062,390
SBI Holdings, Inc. Japan	80,700	1,805,027
SCSK Corp.	51,300	815,584
Secom Co. Ltd.	69,400	4,882,602
Seiko Epson Corp.	92,200	1,298,870
Sekisui Chemical Co. Ltd.	124,300	1,683,163
Sekisui House Ltd.	203,600	3,536,113
Seven & i Holdings Co. Ltd.	248,900	11,005,592
SG Holdings Co. Ltd.	105,500	1,859,193
Sharp Corp.	70,400	595,676
Shimadzu Corp.	78,200	2,556,526
SHIMANO, Inc.	24,400	4,323,301
SHIMIZU Corp.	182,100	954,866
Shin-Etsu Chemical Co. Ltd.	117,000	16,079,837
Shionogi & Co. Ltd.	87,400	4,861,706
Shiseido Co. Ltd.	131,900	6,235,104
Shizuoka Bank Ltd.	147,300	953,042
SMC Corp.	18,900	9,151,766
SoftBank Corp.	948,800	11,042,005
SoftBank Group Corp.	398,300	16,382,176
Sohgo Security Services Co., Ltd.	23,500	652,803
Sompo Holdings, Inc.	103,300	4,205,343
Sony Group Corp.	416,500	35,944,402
Square Enix Holdings Co. Ltd.	28,200	1,125,907
Stanley Electric Co. Ltd.	42,700	736,281
Subaru Corp.	203,100	3,081,984
Sumco Corp.	109,600	1,578,423
Sumitomo Chemical Co. Ltd.	491,500	2,089,959
Sumitomo Corp.	372,300	5,891,142
Sumitomo Dainippon Pharma Co., Ltd.	64,400	573,650
Sumitomo Electric Industries Ltd.	249,000	2,676,957
Sumitomo Metal Mining Co. Ltd.	81,530	3,575,641
Sumitomo Mitsui Financial Group, Inc.	431,100	13,025,233
Sumitomo Mitsui Trust Holdings, Inc.	111,500	3,460,683
Sumitomo Realty & Development Co. Ltd.	102,100	2,708,558
Suntory Beverage & Food Ltd.	45,900	1,808,507
Suzuki Motor Corp.	121,600	3,665,646
Sysmex Corp.	55,300	3,627,546
T&D Holdings, Inc.	174,900	2,247,543
Taisei Corp.	63,000	1,706,544
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	496,288
Takeda Pharmaceutical Co. Ltd.	522,403	15,158,331
TDK Corp.	128,300	3,963,408
Terumo Corp.	213,100	6,342,953
TIS, Inc.	70,400	1,581,139
Tobu Railway Co. Ltd.	62,400	1,402,638
Toho Co. Ltd.	36,870	1,368,152
Tokio Marine Holdings, Inc.	207,300	11,208,442
Tokyo Century Corp.	13,400	412,748
Tokyo Electric Power Co., Inc. (a)	503,600	1,738,304
Tokyo Electron Ltd.	49,300	20,801,972
Tokyo Gas Co. Ltd.	123,700	2,369,406
Tokyu Corp.	165,200	2,020,199
Toppan, Inc.	86,700	1,433,123
Toray Industries, Inc.	457,500	2,168,222
Toshiba Corp.	128,700	5,344,696
Tosoh Corp.	85,690	1,183,252
Toto Ltd.	46,700	1,573,734
Toyo Suisan Kaisha Ltd.	29,200	901,590
Toyota Industries Corp.	48,370	2,901,079
Toyota Motor Corp.	3,502,550	60,011,679
Toyota Tsusho Corp.	70,140	2,519,937
Trend Micro, Inc.	44,100	2,458,880
Tsuruha Holdings, Inc.	13,000	664,404
Unicharm Corp.	133,200	4,634,295
USS Co. Ltd.	72,600	1,208,649
Welcia Holdings Co. Ltd.	31,000	635,471
West Japan Railway Co.	72,400	2,687,414
Yakult Honsha Co. Ltd.	42,300	2,190,321
Yamaha Corp.	44,200	1,688,748
Yamaha Motor Co. Ltd.	98,200	2,027,408
Yamato Holdings Co. Ltd.	96,100	1,798,223
Yaskawa Electric Corp.	79,100	2,685,878
Yokogawa Electric Corp.	75,300	1,200,469
Z Holdings Corp.	883,500	3,468,478
ZOZO, Inc.	41,000	858,437

TOTAL JAPAN		1,079,117,172

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	210,859	6,148,164
Aroundtown SA	330,040	1,659,617
Eurofins Scientific SA	44,376	4,124,208
InPost SA (a)	71,870	440,626
Tenaris SA	155,954	2,383,318

TOTAL LUXEMBOURG		14,755,933

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	877,500	866,137
HKT Trust/HKT Ltd. unit	1,249,000	1,788,946
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	41,178	2,906,136

TOTAL MULTI-NATIONAL		5,561,219

Netherlands - 5.4%
ABN AMRO Bank NV rights (a)(d)	139,703	89,902
ABN AMRO Group NV GDR (b)	139,703	1,736,671
Adyen BV (a)(b)	6,550	10,986,271
AEGON NV	591,412	3,066,283
AerCap Holdings NV (a)	44,454	2,076,446
Airbus Group NV	194,716	21,315,931
Akzo Nobel NV	61,877	5,367,612
Argenx SE (a)	15,136	4,360,810
ASM International NV (Netherlands)	15,470	4,648,613
ASML Holding NV (Netherlands)	136,517	77,478,656
CNH Industrial NV	338,017	4,788,448
Davide Campari Milano NV	172,663	1,948,188
Euronext NV (b)	28,291	2,266,736
EXOR NV	35,799	2,484,266
Ferrari NV (Italy)	41,643	8,768,131
Heineken Holding NV	38,032	2,968,863
Heineken NV (Bearer)	85,601	8,355,603
IMCD NV	18,835	2,998,956
ING Groep NV (Certificaten Van Aandelen)	1,289,199	12,214,139
JDE Peet's BV	33,111	974,094
Just Eat Takeaway.com NV (a)(b)	59,577	1,618,264
Koninklijke Ahold Delhaize NV	345,435	10,188,942
Koninklijke DSM NV	57,734	9,705,640
Koninklijke KPN NV	1,110,941	3,833,405
Koninklijke Philips Electronics NV	302,931	7,915,925
NN Group NV	89,243	4,371,265
Prosus NV	308,107	14,859,589
QIAGEN NV (Germany) (a)	76,225	3,515,275
Randstad NV	39,461	2,086,663
Stellantis NV (Italy)	672,472	9,028,376
STMicroelectronics NV (France)	225,613	8,335,758
Universal Music Group NV	239,531	5,558,656
Wolters Kluwer NV	86,728	8,758,037
Wolters Kluwer NV rights (a)(d)	86,728	94,239

TOTAL NETHERLANDS		268,764,653

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	411,570	2,067,319
Fisher & Paykel Healthcare Corp.	190,244	2,614,357
Mercury Nz Ltd.	224,285	869,567
Meridian Energy Ltd.	424,277	1,287,706
Ryman Healthcare Group Ltd.	147,174	871,015
Spark New Zealand Ltd.	615,346	1,946,151
Xero Ltd. (a)	44,138	2,910,554

TOTAL NEW ZEALAND		12,566,669

Norway - 0.7%
Adevinta ASA Class B (a)	95,781	739,949
Aker BP ASA	41,600	1,490,482
DNB Bank ASA	307,405	5,956,684
Equinor ASA	322,820	10,911,182
Gjensidige Forsikring ASA	66,232	1,416,001
Mowi ASA	145,154	4,100,172
Norsk Hydro ASA	443,773	3,726,595
Orkla ASA	248,245	2,014,420
Schibsted ASA:
(A Shares)	27,013	562,921
(B Shares)	28,556	548,914
Telenor ASA	231,064	3,258,804
Yara International ASA	54,669	2,779,823

TOTAL NORWAY		37,505,947

Portugal - 0.2%
Energias de Portugal SA	916,652	4,272,207
Galp Energia SGPS SA Class B	165,350	2,012,582
Jeronimo Martins SGPS SA	93,602	1,948,479

TOTAL PORTUGAL		8,233,268

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,107,689	2,279,048
CapitaLand Investment Ltd.	872,765	2,646,400
CapitaMall Trust	1,604,227	2,688,030
City Developments Ltd.	135,100	828,314
DBS Group Holdings Ltd.	598,505	14,520,110
Genting Singapore Ltd.	1,991,600	1,156,306
Keppel Corp. Ltd.	481,200	2,373,183
Mapletree Commercial Trust	710,700	955,837
Mapletree Logistics Trust (REIT)	1,027,912	1,320,171
Oversea-Chinese Banking Corp. Ltd.	1,118,864	9,933,934
Singapore Airlines Ltd. (a)	442,790	1,745,329
Singapore Exchange Ltd.	265,000	1,864,632
Singapore Technologies Engineering Ltd.	516,400	1,520,857
Singapore Telecommunications Ltd.	2,726,400	5,441,336
United Overseas Bank Ltd.	389,972	8,347,840
UOL Group Ltd.	153,791	808,100
Venture Corp. Ltd.	91,400	1,122,020
Wilmar International Ltd.	633,400	2,019,085

TOTAL SINGAPORE		61,570,532

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	76,960	1,970,582
Aena SME SA (a)(b)	24,748	3,511,977
Amadeus IT Holding SA Class A (a)	148,754	9,321,360
Banco Bilbao Vizcaya Argentaria SA	2,202,338	11,556,219
Banco Santander SA (Spain)	5,727,368	16,737,376
CaixaBank SA	1,464,484	4,727,203
Cellnex Telecom SA (b)	168,250	7,842,184
EDP Renovaveis SA	95,152	2,251,977
Enagas SA (c)	82,285	1,779,223
Endesa SA	105,028	2,201,119
Ferrovial SA	160,215	4,108,612
Grifols SA	98,316	1,646,670
Iberdrola SA	1,924,129	22,109,784
Industria de Diseno Textil SA	360,213	7,552,684
Naturgy Energy Group SA	64,084	1,927,795
Red Electrica Corporacion SA	143,171	2,882,642
Repsol SA	479,086	7,146,951
Siemens Gamesa Renewable Energy SA (a)	78,648	1,252,750
Telefonica SA	1,741,043	8,469,552

TOTAL SPAIN		118,996,660

Sweden - 3.2%
Alfa Laval AB	103,944	2,893,414
ASSA ABLOY AB (B Shares)	331,094	8,367,455
Atlas Copco AB:
(A Shares)	221,040	10,021,263
(B Shares)	129,675	5,132,247
Boliden AB	90,273	3,914,343
Electrolux AB (B Shares)	74,205	1,131,657
Embracer Group AB (a)	184,558	1,233,588
Epiroc AB:
(A Shares)	217,659	4,412,615
(B Shares)	128,799	2,247,009
EQT AB	97,712	2,765,428
Ericsson (B Shares)	963,936	7,689,534
Essity AB (B Shares)	201,007	5,300,753
Evolution AB (b)	56,825	5,830,149
Fastighets AB Balder (a)	34,760	1,722,958
Getinge AB (B Shares)	75,536	2,185,090
H&M Hennes & Mauritz AB (B Shares)	241,072	3,034,875
Hexagon AB (B Shares)	643,091	8,297,759
Husqvarna AB (B Shares)	138,028	1,319,424
Industrivarden AB:
(A Shares)	43,112	1,104,639
(C Shares)	53,626	1,350,275
Investor AB:
(A Shares)	158,911	3,319,098
(B Shares)	608,583	11,710,904
Kinnevik AB (B Shares) (a)	79,850	1,562,861
L E Lundbergforetagen AB	25,065	1,172,199
Latour Investment AB (B Shares)	48,942	1,296,599
Lifco AB	76,987	1,614,852
Lundin Petroleum AB	66,098	2,732,879
Nibe Industrier AB (B Shares)	471,079	4,618,649
Sagax AB	53,211	1,359,245
Sandvik AB	372,803	7,056,532
Securitas AB (B Shares)	103,122	1,217,542
Sinch AB (a)(b)	172,468	762,204
Skandinaviska Enskilda Banken AB (A Shares)	537,678	6,029,572
Skanska AB (B Shares)	112,439	2,147,831
SKF AB (B Shares)	126,119	2,059,862
Svenska Cellulosa AB SCA (B Shares)	200,241	3,875,224
Svenska Handelsbanken AB (A Shares)	481,992	4,861,525
Swedbank AB (A Shares)	299,186	4,732,896
Swedish Match Co. AB	521,555	4,154,071
Tele2 AB (B Shares)	165,527	2,193,943
Telia Co. AB	878,483	3,646,244
Volvo AB:
(A Shares)	66,165	1,087,795
(B Shares)	472,089	7,531,444

TOTAL SWEDEN		160,698,446

Switzerland - 10.4%
ABB Ltd. (Reg.)	542,511	16,276,394
Adecco SA (Reg.)	52,691	2,033,341
Alcon, Inc. (Switzerland)	165,030	11,783,286
Bachem Holding AG (B Shares)	2,044	891,895
Baloise Holdings AG	15,160	2,636,945
Barry Callebaut AG	1,179	2,713,534
Clariant AG (Reg.)	71,138	1,214,562
Coca-Cola HBC AG	66,262	1,343,389
Compagnie Financiere Richemont SA Series A	172,394	20,030,585
Credit Suisse Group AG	874,864	5,937,984
Ems-Chemie Holding AG	2,320	2,069,730
Geberit AG (Reg.)	11,848	6,756,604
Givaudan SA	3,049	12,118,317
Holcim AG	172,836	8,450,908
Julius Baer Group Ltd.	72,996	3,488,321
Kuehne & Nagel International AG	17,938	5,018,089
Lindt & Spruengli AG	36	4,268,089
Lindt & Spruengli AG (participation certificate)	350	3,925,248
Logitech International SA (Reg.)	57,130	3,717,942
Lonza Group AG	24,595	14,502,056
Nestle SA (Reg. S)	929,769	120,027,658
Novartis AG	723,659	63,949,249
Partners Group Holding AG	7,491	7,936,695
Roche Holding AG:
(Bearer)	10,575	4,248,459
(participation certificate)	232,035	86,041,838
Schindler Holding AG:
(participation certificate)	13,489	2,591,583
(Reg.)	6,588	1,264,727
SGS SA (Reg.)	1,979	5,085,082
Sika AG	46,863	14,314,691
Sonova Holding AG	17,734	6,395,344
Straumann Holding AG	34,160	4,027,179
Swatch Group AG (Bearer)	9,504	2,439,133
Swatch Group AG (Bearer) (Reg.)	17,633	869,910
Swiss Life Holding AG	10,418	6,091,566
Swiss Prime Site AG	25,156	2,458,862
Swiss Re Ltd.	99,621	8,169,604
Swisscom AG	8,560	5,061,535
Temenos Group AG	22,171	2,238,069
UBS Group AG	1,161,632	19,720,609
VAT Group AG (b)	8,915	2,757,512
Vifor Pharma AG	16,102	2,822,324
Zurich Insurance Group Ltd.	49,710	22,631,468

TOTAL SWITZERLAND		520,320,316

United Kingdom - 14.4%
3i Group PLC	321,459	5,260,755
Abrdn PLC	719,232	1,688,849
Admiral Group PLC	64,275	2,023,202
Anglo American PLC (United Kingdom)	422,438	18,710,196
Antofagasta PLC	130,024	2,489,167
Ashtead Group PLC	147,342	7,618,650
Associated British Foods PLC	117,592	2,353,104
AstraZeneca PLC (United Kingdom)	511,655	68,275,876
Auto Trader Group PLC (b)	313,505	2,474,232
Aveva Group PLC	39,676	1,066,335
Aviva PLC	1,252,665	6,720,709
BAE Systems PLC	1,047,860	9,678,724
Barclays PLC	5,533,349	10,171,084
Barratt Developments PLC	337,313	2,063,696
Berkeley Group Holdings PLC	37,067	1,879,908
BP PLC	6,521,236	31,483,193
British American Tobacco PLC (United Kingdom)	720,004	30,177,053
British Land Co. PLC	291,076	1,874,941
BT Group PLC	2,948,510	6,538,578
Bunzl PLC	111,546	4,303,515
Burberry Group PLC	133,692	2,638,474
Compass Group PLC	589,198	12,433,168
Croda International PLC	46,086	4,476,174
Diageo PLC	770,011	38,414,955
GlaxoSmithKline PLC	1,662,023	37,466,281
Halma PLC	125,445	3,850,602
Hargreaves Lansdown PLC	117,307	1,342,971
Hikma Pharmaceuticals PLC	57,252	1,344,873
HSBC Holdings PLC (United Kingdom)	6,721,634	42,004,348
Imperial Brands PLC	312,682	6,508,640
Informa PLC (a)	496,210	3,520,064
InterContinental Hotel Group PLC	60,458	3,859,623
Intertek Group PLC	53,305	3,321,699
J Sainsbury PLC	577,962	1,686,352
JD Sports Fashion PLC	851,558	1,403,091
Johnson Matthey PLC	63,872	1,757,010
Kingfisher PLC	688,852	2,172,344
Land Securities Group PLC	232,805	2,183,378
Legal & General Group PLC	1,971,489	6,145,320
Lloyds Banking Group PLC	23,452,667	13,320,264
London Stock Exchange Group PLC	108,678	10,714,753
M&G PLC	858,731	2,279,885
Melrose Industries PLC	1,442,534	2,096,143
Mondi PLC	160,270	3,010,827
National Grid PLC	1,195,270	17,758,100
NatWest Group PLC	1,868,783	5,013,548
Next PLC	43,886	3,287,092
NMC Health PLC (a)	55,366	553
Ocado Group PLC (a)	161,181	1,843,371
Pearson PLC	249,833	2,425,830
Persimmon PLC	105,328	2,743,192
Phoenix Group Holdings PLC	230,923	1,749,103
Prudential PLC	906,892	11,289,400
Reckitt Benckiser Group PLC	235,926	18,398,831
RELX PLC (London Stock Exchange)	639,137	19,040,199
Rentokil Initial PLC	614,194	4,218,452
Rio Tinto PLC	370,921	26,207,856
Rolls-Royce Holdings PLC (a)	2,762,499	2,832,006
Sage Group PLC	337,760	3,099,487
Schroders PLC	41,046	1,448,933
Segro PLC	397,448	6,654,114
Severn Trent PLC	82,846	3,255,975
Shell PLC (London)	2,542,959	68,268,010
Smith & Nephew PLC	290,254	4,704,600
Smiths Group PLC	130,640	2,390,621
Spirax-Sarco Engineering PLC	24,366	3,676,721
SSE PLC	352,251	8,181,320
St. James's Place PLC	178,327	2,865,642
Standard Chartered PLC (United Kingdom)	864,438	5,909,576
Taylor Wimpey PLC	1,202,715	1,891,578
Tesco PLC	2,540,991	8,632,560
Unilever PLC	848,162	39,431,152
United Utilities Group PLC	225,647	3,242,641
Vodafone Group PLC	9,011,135	13,642,492
Whitbread PLC	66,563	2,323,504

TOTAL UNITED KINGDOM		721,229,465

United States of America - 0.1%
Coca-Cola European Partners PLC	67,726	3,382,914
Fiverr International Ltd. (a)(c)	10,115	538,624

TOTAL UNITED STATES OF AMERICA		3,921,538

TOTAL COMMON STOCKS
(Cost $4,268,487,815)		4,898,646,699

Nonconvertible Preferred Stocks - 0.5%
Germany - 0.5%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	18,771	1,382,833
Fuchs Petrolub AG	22,944	723,682
Henkel AG & Co. KGaA	56,030	3,597,760
Porsche Automobil Holding SE (Germany)	50,574	4,171,340
Sartorius AG (non-vtg.)	8,651	3,243,515
Volkswagen AG	61,253	9,486,034
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $23,951,469)		22,605,164
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $6,044,437)(e)	6,100,000	6,025,985
	Shares	Value

Money Market Funds - 0.5%
Fidelity Cash Central Fund 0.32% (f)	14,215,419	14,218,262
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	12,188,728	12,189,947
TOTAL MONEY MARKET FUNDS
(Cost $26,408,209)		26,408,209
TOTAL INVESTMENT IN SECURITIES - 99.1%
(Cost $4,324,891,930)		4,953,686,057
NET OTHER ASSETS (LIABILITIES) - 0.9%		46,818,125
NET ASSETS - 100%		$5,000,504,182

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	796	June 2022	$79,464,680	$(4,677,481)	$(4,677,481)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $76,280,127 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,354,515.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$831,348,026	$817,129,764	$26,490	$--	$--	$14,218,262	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	4,060,855	94,874,337	86,745,245	120,680	--	--	12,189,947	0.0%
Total	$4,060,855	$926,222,363	$903,875,009	$147,170	$--	$--	$26,408,209

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$242,200,795	$8,744,339	$233,456,456	$--
Consumer Discretionary	551,160,968	979,796	550,181,172	--
Consumer Staples	528,090,917	3,382,914	524,708,003	--
Energy	212,781,314	--	212,781,314	--
Financials	860,964,674	13,347,863	847,616,811	--
Health Care	665,365,049	3,602,036	661,763,013	--
Industrials	739,682,672	6,061,171	733,621,501	--
Information Technology	400,398,177	12,190,566	388,207,611	--
Materials	401,826,196	2,574,896	399,251,300	--
Real Estate	144,687,005	1,209,663	143,477,342	--
Utilities	174,094,096	--	174,094,096	--
Government Obligations	6,025,985	--	6,025,985	--
Money Market Funds	26,408,209	26,408,209	--	--
Total Investments in Securities:	$4,953,686,057	$78,501,453	$4,875,184,604	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,677,481)	$(4,677,481)	$--	$--
Total Liabilities	$(4,677,481)	$(4,677,481)	$--	$--
Total Derivative Instruments:	$(4,677,481)	$(4,677,481)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(4,677,481)
Total Equity Risk	0	(4,677,481)
Total Value of Derivatives	$0	$(4,677,481)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $10,847,273) — See accompanying schedule: Unaffiliated issuers (cost $4,298,483,721)	$4,927,277,848
Fidelity Central Funds (cost $26,408,209)	26,408,209
Total Investment in Securities (cost $4,324,891,930)		$4,953,686,057
Foreign currency held at value (cost $15,438,646)		15,034,393
Receivable for investments sold		45,651
Receivable for fund shares sold		1,111,812
Dividends receivable		21,854,384
Reclaims receivable		25,398,393
Interest receivable		6,632
Distributions receivable from Fidelity Central Funds		22,406
Prepaid expenses		1,625
Receivable from investment adviser for expense reductions		60,298
Total assets		5,017,221,651
Liabilities
Payable for investments purchased
Regular delivery	$45,870
Delayed delivery	184,140
Payable for fund shares redeemed	2,905,577
Accrued management fee	155,744
Payable for daily variation margin on futures contracts	1,069,986
Other payables and accrued expenses	166,206
Collateral on securities loaned	12,189,947
Total liabilities		16,717,470
Net Assets		$5,000,504,181
Net Assets consist of:
Paid in capital		$5,087,237,956
Total accumulated earnings (loss)		(86,733,775)
Net Assets		$5,000,504,181
Net Asset Value, offering price and redemption price per share ($5,000,504,181 ÷ 405,615,371 shares)		$12.33

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$86,342,480
Non-Cash dividends		5,747,603
Income from Fidelity Central Funds (including $120,680 from security lending)		147,170
Income before foreign taxes withheld		92,237,253
Less foreign taxes withheld		(8,556,385)
Total income		83,680,868
Expenses
Management fee	$1,035,748
Custodian fees and expenses	297,420
Independent trustees' fees and expenses	9,139
Registration fees	32,747
Audit	30,829
Legal	5,091
Interest	8,909
Miscellaneous	9,968
Total expenses before reductions	1,429,851
Expense reductions	(374,470)
Total expenses after reductions		1,055,381
Net investment income (loss)		82,625,487
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(121,863,499)
Foreign currency transactions	(910,144)
Futures contracts	(24,539,964)
Total net realized gain (loss)		(147,313,607)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(689,832,742)
Assets and liabilities in foreign currencies	(3,221,353)
Futures contracts	(5,000,434)
Total change in net unrealized appreciation (depreciation)		(698,054,529)
Net gain (loss)		(845,368,136)
Net increase (decrease) in net assets resulting from operations		$(762,742,649)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$82,625,487	$130,014,915
Net realized gain (loss)	(147,313,607)	61,887,202
Change in net unrealized appreciation (depreciation)	(698,054,529)	1,021,443,608
Net increase (decrease) in net assets resulting from operations	(762,742,649)	1,213,345,725
Distributions to shareholders	(164,779,160)	(79,662,707)
Share transactions
Proceeds from sales of shares	728,804,136	2,374,722,124
Reinvestment of distributions	164,400,475	79,438,628
Cost of shares redeemed	(1,217,325,197)	(993,618,213)
Net increase (decrease) in net assets resulting from share transactions	(324,120,586)	1,460,542,539
Total increase (decrease) in net assets	(1,251,642,395)	2,594,225,557
Net Assets
Beginning of period	6,252,146,576	3,657,921,019
End of period	$5,000,504,181	$6,252,146,576
Other Information
Shares
Sold	53,373,011	166,626,703
Issued in reinvestment of distributions	12,109,857	6,210,995
Redeemed	(90,509,923)	(73,639,882)
Net increase (decrease)	(25,027,055)	99,197,816

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.52	$11.04	$12.19	$11.27	$12.40	$10.19
Income from Investment Operations
Net investment income (loss)A,B	.19	.37	.28	.38	.37	.33
Net realized and unrealized gain (loss)	(2.00)	3.36	(1.04)	.85	(1.24)	2.02
Total from investment operations	(1.81)	3.73	(.76)	1.23	(.87)	2.35
Distributions from net investment income	(.38)	(.25)	(.39)	(.31)	(.20)	(.12)
Distributions from net realized gain	–	–	–	–	(.06)	(.03)
Total distributions	(.38)	(.25)	(.39)	(.31)	(.26)	(.14)C
Net asset value, end of period	$12.33	$14.52	$11.04	$12.19	$11.27	$12.40
Total ReturnD,E	(12.73)%	34.09%	(6.51)%	11.36%	(7.14)%	23.41%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.05%H	.05%	.05%	.11%	.13%	.12%
Expenses net of fee waivers, if any	.04%H	.04%	.04%	.05%	.05%	.05%
Expenses net of all reductions	.04%H	.04%	.04%	.05%	.05%	.05%
Net investment income (loss)	2.79%H	2.66%	2.51%	3.35%	2.98%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$5,000,504	$6,252,147	$3,657,921	$6,490,033	$7,884,495	$6,365,867
Portfolio turnover rateI	18%H	10%	16%	4%	7%	2%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,069,430,147
Gross unrealized depreciation	(501,055,827)
Net unrealized appreciation (depreciation)	$568,374,320
Tax cost	$4,380,634,256

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(193,099,560)
Long-term	(381,370,052)
Total capital loss carryforward	$(574,469,612)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Index Fund	523,737,281	984,175,555

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .035% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	Borrower	$19,299,275.40%		$8,548

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Index Fund	$4,997

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Index Fund	$13,195	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Index Fund	$5,605,000.58%		$361

10. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .035% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $374,470.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Index Fund	25%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Index Fund	25%

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International Index Fund	.04%
Actual		$1,000.00	$872.70	$.19
Hypothetical-C		$1,000.00	$1,024.60	$.20

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV7-SANN-0622
1.9870291.106

Fidelity® SAI Emerging Markets Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI)- not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Cayman Islands	16.4%
Taiwan	14.7%
India	13.3%
Korea (South)	12.2%
China	11.5%
Brazil	5.2%
Saudi Arabia	4.6%
South Africa	3.6%
United States of America*	3.1%
Other	15.4%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and includes the effect of futures, if applicable.

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	6.4
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.6
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	2.7
Reliance Industries Ltd. (India, Oil, Gas & Consumable Fuels)	1.5
Meituan Class B (Cayman Islands, Internet & Direct Marketing Retail)	1.3
Vale SA (Brazil, Metals & Mining)	1.0
Infosys Ltd. (India, IT Services)	1.0
China Construction Bank Corp. (H Shares) (China, Banks)	1.0
JD.com, Inc. Class A (Cayman Islands, Internet & Direct Marketing Retail)	0.9
23.3

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	22.6
Information Technology	20.0
Consumer Discretionary	12.1
Communication Services	9.6
Materials	8.7
Consumer Staples	6.3
Industrials	4.8
Energy	5.6
Health Care	3.1
Utilities	2.9
Real Estate	1.8

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
Bermuda - 0.4%
Alibaba Health Information Technology Ltd. (a)	2,411,000	$1,358,417
Alibaba Pictures Group Ltd. (a)	6,990,000	589,798
Beijing Enterprises Water Group Ltd.	2,506,000	810,660
China Gas Holdings Ltd.	1,765,900	2,152,575
China Resource Gas Group Ltd.	532,000	1,998,932
China Ruyi Holdings Ltd. (a)	1,652,000	395,943
Cosco Shipping Ports Ltd.	1,090,473	777,548
Credicorp Ltd. (United States)	39,436	5,477,266
GOME Retail Holdings Ltd. (a)	6,980,000	338,109
Hopson Development Holdings Ltd.	436,100	840,842
Huabao International Holdings Ltd. (b)	573,000	312,609
Kunlun Energy Co. Ltd.	2,251,000	1,868,075
Nine Dragons Paper (Holdings) Ltd.	955,000	843,394
Shenzhen International Holdings Ltd.	659,896	706,741

TOTAL BERMUDA		18,470,909

Brazil - 3.9%
Ambev SA	2,762,898	8,114,418
Americanas SA	384,346	1,865,776
Atacadao SA	298,300	1,241,119
B3 SA - Brasil Bolsa Balcao	3,596,540	9,675,256
Banco Bradesco SA	1,124,612	3,391,613
Banco BTG Pactual SA unit	693,300	3,237,957
Banco do Brasil SA	516,305	3,469,220
Banco Inter SA unit	204,582	627,739
Banco Santander SA (Brasil) unit	246,200	1,581,094
BB Seguridade Participacoes SA	418,358	2,151,891
BRF SA (a)	425,950	1,169,996
CCR SA	727,012	1,824,901
Centrais Eletricas Brasileiras SA (Electrobras)	200,197	1,639,170
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	203,800	1,835,620
Companhia Siderurgica Nacional SA (CSN)	419,400	1,787,388
Cosan SA	595,324	2,528,708
Energisa SA unit	104,400	1,006,000
ENGIE Brasil Energia SA	108,520	919,708
Equatorial Energia SA	591,500	3,067,600
Hapvida Participacoes e Investimentos SA (c)	2,503,643	4,441,175
Hypera SA	229,700	1,738,564
JBS SA	420,200	3,216,976
Klabin SA unit	429,000	1,799,666
Localiza Rent A Car SA	358,311	3,836,807
Lojas Renner SA	571,901	2,747,327
Magazine Luiza SA	1,752,808	1,730,135
Natura & Co. Holding SA (a)	524,326	1,971,545
Petro Rio SA (a)	410,400	2,216,382
Petroleo Brasileiro SA - Petrobras (ON)	2,198,108	14,867,612
Raia Drogasil SA	619,000	2,620,510
Rede D'Oregon Sao Luiz SA (c)	241,200	1,791,943
Rumo SA	766,500	2,537,972
Suzano Papel e Celulose SA	441,812	4,433,357
Telefonica Brasil SA	297,500	3,200,685
TIM SA	483,400	1,318,021
Totvs SA	311,400	2,013,665
Ultrapar Participacoes SA	430,438	1,137,921
Vale SA	2,411,973	40,634,155
Vibra Energia SA	670,249	2,863,229
Weg SA	975,680	5,940,183

TOTAL BRAZIL		158,193,004

British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(d)	41,654	16,138
Cayman Islands - 16.4%
3SBio, Inc. (c)	584,000	412,008
51job, Inc. sponsored ADR (a)(b)	18,325	1,115,076
AAC Technology Holdings, Inc. (b)	428,633	1,001,194
Agile Property Holdings Ltd.	714,000	341,927
Airtac International Group	80,926	2,197,414
Akeso, Inc. (a)(c)	172,000	320,879
Alibaba Group Holding Ltd. (a)	8,917,516	108,773,090
Anta Sports Products Ltd.	631,800	7,260,958
Autohome, Inc. ADR Class A	46,787	1,360,098
Baidu, Inc. sponsored ADR (a)	162,778	20,212,144
BeiGene Ltd. ADR (a)	27,438	4,390,080
Bilibili, Inc. ADR (a)(b)	97,978	2,384,785
Bosideng International Holdings Ltd.	1,982,000	988,564
Chailease Holding Co. Ltd.	769,884	6,121,548
China Conch Environment Protection Holdings Ltd. (a)	583,149	491,406
China Conch Venture Holdings Ltd.	960,100	2,493,161
China Education Group Holdings Ltd.	559,000	476,401
China Evergrande Group (d)	2,160,000	454,186
China Feihe Ltd. (c)	2,066,000	1,964,287
China Hongqiao Group Ltd.	1,379,700	1,716,664
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China Liansu Group Holdings Ltd.	645,000	806,593
China Literature Ltd. (a)(c)	249,100	1,046,749
China Medical System Holdings Ltd.	759,000	1,086,696
China Meidong Auto Holding Ltd.	318,000	1,046,657
China Mengniu Dairy Co. Ltd.	1,846,000	9,962,903
China Overseas Property Holdings Ltd.	785,000	929,210
China Resources Cement Holdings Ltd.	1,308,000	1,085,296
China Resources Land Ltd.	1,876,812	8,382,244
China Resources Microelectronics Ltd. (A Shares)	40,328	293,254
China Resources Mixc Lifestyle Services Ltd. (c)	329,800	1,584,463
China State Construction International Holdings Ltd.	1,213,500	1,566,191
ChinaSoft International Ltd.	1,476,000	1,194,292
Chindata Group Holdings Ltd. ADR (a)	68,695	428,657
CIFI Ever Sunshine Services Group Ltd.	470,000	622,470
CIFI Holdings Group Co. Ltd.	2,126,814	1,023,035
Country Garden Holdings Co. Ltd.	4,745,662	3,282,465
Country Garden Services Holdings Co. Ltd.	1,184,000	4,990,300
Dali Foods Group Co. Ltd. (c)	1,193,300	607,275
Daqo New Energy Corp. ADR (a)	35,562	1,478,312
Dongyue Group Co. Ltd.	866,000	1,019,527
ENN Energy Holdings Ltd.	462,543	6,195,799
GDS Holdings Ltd. ADR (a)(b)	52,229	1,641,035
Geely Automobile Holdings Ltd.	3,417,517	5,284,126
Genscript Biotech Corp. (a)	674,000	1,903,781
Greentown China Holdings Ltd.	511,500	898,245
Greentown Service Group Co. Ltd.	876,000	872,084
Haidilao International Holding Ltd. (b)(c)	663,000	1,286,882
Haitian International Holdings Ltd.	378,000	930,420
Hansoh Pharmaceutical Group Co. Ltd. (c)	718,000	1,182,639
Hello Group, Inc. ADR	93,513	497,489
Hengan International Group Co. Ltd.	365,900	1,729,180
Huazhu Group Ltd. ADR	104,300	3,154,032
HUTCHMED China Ltd. sponsored ADR (a)	50,966	769,077
Hygeia Healthcare Holdings Co. (c)	200,800	970,339
I-Mab ADR (a)(b)	23,371	293,072
Innovent Biologics, Inc. (a)(c)	678,500	2,104,328
iQIYI, Inc. ADR (a)(b)	199,549	710,394
JD Health International, Inc. (a)(c)	209,650	1,306,971
JD.com, Inc. Class A	1,163,550	36,277,809
Jinxin Fertility Group Ltd. (c)	751,000	470,720
Jiumaojiu International Holdings Ltd. (b)(c)	438,000	963,636
JOYY, Inc. ADR	33,618	1,330,264
Kanzhun Ltd. ADR (b)	51,304	1,207,183
KE Holdings, Inc. ADR (a)	209,857	2,975,772
Kingboard Chemical Holdings Ltd.	375,400	1,690,095
Kingboard Laminates Holdings Ltd.	556,000	852,879
Kingdee International Software Group Co. Ltd. (a)	1,526,000	3,113,946
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	65,278	236,306
Kingsoft Corp. Ltd.	555,400	1,666,761
Kuaishou Technology Class B (a)(c)	278,100	2,270,905
KWG Group Holdings Ltd.	780,500	279,275
Lee & Man Paper Manufacturing Ltd.	783,000	374,543
Li Ning Co. Ltd.	1,379,000	10,748,159
Logan Property Holdings Co. Ltd. (b)	753,000	234,277
Longfor Properties Co. Ltd. (c)	1,065,700	5,277,972
Lufax Holding Ltd. ADR	354,078	1,965,133
Meituan Class B (a)(c)	2,405,000	51,530,507
Microport Scientific Corp.	349,200	686,374
Ming Yuan Cloud Group Holdings Ltd.	355,000	461,081
Minth Group Ltd.	460,000	1,083,855
NetEase, Inc.	1,210,720	23,191,681
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	90,309	1,133,378
NIO, Inc. sponsored ADR (a)(b)	770,685	12,870,440
Noah Holdings Ltd. sponsored ADR (a)	20,707	372,105
Parade Technologies Ltd.	45,000	2,141,246
Pinduoduo, Inc. ADR (a)	257,872	11,111,704
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	302,500	744,516
Powerlong Real Estate Holding Ltd.	887,000	300,781
RLX Technology, Inc. ADR (a)(b)	330,532	670,980
Sany Heavy Equipment International Holdings Co. Ltd.	649,000	611,410
Seazen Group Ltd.	1,158,000	489,124
Shenzhou International Group Holdings Ltd.	482,800	6,551,098
Shimao Property Holdings Ltd. (b)(d)	760,200	428,200
Shimao Services Holdings Ltd. (c)	594,000	313,503
Silergy Corp.	46,000	4,097,787
Sino Biopharmaceutical Ltd.	5,976,750	3,134,995
Smoore International Holdings Ltd. (b)(c)	1,058,000	2,212,615
Sunac China Holdings Ltd. (d)	1,976,000	980,320
Sunac Services Holdings Ltd. (c)	649,000	353,700
Sunny Optical Technology Group Co. Ltd.	417,200	6,080,226
TAL Education Group ADR (a)	249,392	845,439
Tencent Holdings Ltd.	3,382,400	159,395,212
Tencent Music Entertainment Group ADR (a)	389,447	1,655,150
Tingyi (Cayman Islands) Holding Corp.	1,135,000	2,071,559
Tongcheng Travel Holdings Ltd. (a)	600,800	1,059,434
Topsports International Holdings Ltd. (c)	921,000	704,427
Trip.com Group Ltd. ADR (a)	298,384	7,056,782
Uni-President China Holdings Ltd.	763,000	668,618
Vinda International Holdings Ltd.	219,000	528,052
Vipshop Holdings Ltd. ADR (a)	265,748	2,035,630
Want Want China Holdings Ltd.	2,776,418	2,506,181
Weibo Corp. sponsored ADR (a)(b)	38,823	898,364
Weimob, Inc. (a)(b)(c)	1,184,000	693,847
Wuxi Biologics (Cayman), Inc. (a)(c)	2,102,000	15,514,477
Xiaomi Corp. Class B (a)(c)	8,322,400	12,669,508
Xinyi Solar Holdings Ltd.	2,851,538	4,238,600
XPeng, Inc. ADR (a)	228,899	5,633,204
Yadea Group Holdings Ltd. (c)	676,000	1,018,932
Yihai International Holding Ltd.	279,000	785,407
Zai Lab Ltd. ADR (a)	44,859	1,792,566
Zhen Ding Technology Holding Ltd.	402,000	1,424,192
Zhongsheng Group Holdings Ltd. Class H	342,100	2,260,535
ZTO Express, Inc. sponsored ADR	254,109	6,990,539

TOTAL CAYMAN ISLANDS		674,576,271

Chile - 0.3%
Banco de Chile	27,398,408	2,735,793
Banco de Credito e Inversiones	32,853	1,016,688
Banco Santander Chile	39,774,130	1,913,707
Cencosud SA	855,077	1,368,709
Compania Cervecerias Unidas SA	90,641	605,861
Empresas CMPC SA	661,999	986,679
Empresas COPEC SA	235,426	1,730,992
Enel Americas SA	13,030,228	1,364,510
Enel Chile SA	16,727,109	441,147
Falabella SA	454,915	1,277,641

TOTAL CHILE		13,441,727

China - 11.5%
360 Security Technology, Inc. (A Shares) (a)	312,200	383,319
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	88,600	319,822
A-Living Smart City Services C (H Shares) (c)	339,750	537,339
Addsino Co. Ltd. (A Shares)	73,100	98,877
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	22,794	357,749
AECC Aero-Engine Control Co. Ltd. (A Shares)	54,600	196,111
AECC Aviation Power Co. Ltd.	101,100	573,763
Agricultural Bank of China Ltd.:
(A Shares)	1,552,800	717,397
(H Shares)	16,580,297	6,218,638
Aier Eye Hospital Group Co. Ltd. (A Shares)	192,610	1,036,177
Air China Ltd. (H Shares) (a)	1,592,000	1,073,077
Aluminum Corp. of China Ltd.:
(A shares) (a)	1,314,300	929,925
(H Shares) (a)	1,062,000	487,012
Angel Yeast Co. Ltd. (A Shares)	26,600	153,859
Anhui Conch Cement Co. Ltd.:
(A Shares)	163,200	982,912
(H Shares)	687,400	3,735,356
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	27,600	810,635
(B Shares)	30,300	403,143
Anhui Honglu Steel Construction Group Co. Ltd.	16,300	88,835
Anhui Kouzi Distillery Co. Ltd. (A Shares)	19,100	147,125
Anhui Yingjia Distillery Co. Ltd. (A Shares)	21,500	185,565
Anjoy Foods Group Co. Ltd. (A Shares)	11,500	224,357
Apeloa Pharmaceutical Co. Ltd. A Shares	43,600	122,421
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	8,900	356,835
Autel Intelligent Technology Corp. Ltd. (A Shares)	12,891	54,620
Autobio Diagnostics Co. Ltd.	24,010	165,539
Avary Holding Shenzhen Co. Ltd. (A Shares)	50,100	221,224
AVIC Capital Co. Ltd. (A Shares)	368,000	212,977
AVIC Electromechanical Systems Co. Ltd. (A Shares)	159,100	236,636
AviChina Industry & Technology Co. Ltd. (H Shares)	1,292,000	700,989
Avicopter PLC (A Shares)	24,800	159,064
Bank of Beijing Co. Ltd. (A Shares)	791,625	545,472
Bank of Changsha Co. Ltd. (A Shares)	121,900	136,401
Bank of Chengdu Co. Ltd. (A Shares)	115,700	292,063
Bank of China Ltd.:
(A Shares)	304,500	148,484
(H Shares)	47,773,464	18,745,476
Bank of Communications Co. Ltd.:
(A Shares)	943,600	722,537
(H Shares)	5,540,176	3,855,348
Bank of Hangzhou Co. Ltd. (A Shares)	213,200	489,507
Bank of Jiangsu Co. Ltd. (A Shares)	554,743	610,861
Bank of Nanjing Co. Ltd. (A Shares)	375,800	655,768
Bank of Ningbo Co. Ltd. (A Shares)	233,620	1,272,048
Bank of Shanghai Co. Ltd. (A Shares)	537,180	525,697
Baoshan Iron & Steel Co. Ltd. (A Shares)	781,700	758,266
BBMG Corp. (A Shares)	389,000	164,156
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	14,700	61,109
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	1,027,000	561,058
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	134,600	145,078
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	25,000	54,866
Beijing Easpring Material Technology Co. Ltd. (A Shares)	19,400	193,774
Beijing Enlight Media Co. Ltd. (A Shares)	93,800	102,466
Beijing Kingsoft Office Software, Inc. (A Shares)	16,710	473,265
Beijing New Building Materials PLC (A Shares)	67,000	292,213
Beijing Originwater Technology Co. Ltd. (A Shares)	157,300	110,753
Beijing Roborock Technology Co. Ltd. (A Shares)	2,173	187,738
Beijing Shiji Information Technology Co. Ltd. (A Shares)	32,440	87,663
Beijing Shunxin Agriculture Co. Ltd.	23,500	72,257
Beijing Sinnet Technology Co. Ltd. (A Shares)	56,800	82,305
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	43,740	129,532
Beijing United Information Technology Co. Ltd. (A Shares)	13,800	200,183
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	20,880	507,886
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	7,400	130,651
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	1,477,300	1,021,438
Betta Pharmaceuticals Co. Ltd. (A Shares)	13,600	87,888
BGI Genomics Co. Ltd.	15,900	150,850
BOC International China Co. Ltd.	83,900	157,035
BOE Technology Group Co. Ltd. (A Shares)	1,355,900	774,357
By-Health Co. Ltd. (A Shares)	68,500	206,857
BYD Co. Ltd.:
(A Shares)	65,100	2,361,337
(H Shares)	481,300	14,006,661
C&S Paper Co. Ltd. (A Shares)	35,800	56,595
Caitong Securities Co. Ltd.	208,000	222,192
CanSino Biologics, Inc.:
(A Shares) (a)	3,214	73,722
(H Shares) (a)(c)	50,400	534,794
CECEP Solar Energy Co. Ltd. (A Shares)	118,600	118,972
CECEP Wind-Power Corp. (A Shares)	196,500	118,526
CGN Power Co. Ltd. (H Shares) (c)	5,802,447	1,630,509
Chacha Food Co. Ltd. (A Shares)	16,300	130,409
Changchun High & New Technology Industry Group, Inc. (A Shares)	14,800	349,069
Changjiang Securities Co. Ltd. (A Shares)	213,900	177,985
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	10,700	205,813
Chaozhou Three-Circle Group Co. (A Shares)	73,900	318,339
Chengtun Mining Group Co. Ltd. (A Shares)	87,400	91,135
Chengxin Lithium Group Co. Ltd. (A Shares) (a)	28,000	185,456
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	54,700	151,434
China Baoan Group Co. Ltd. (A Shares)	84,100	113,183
China Bohai Bank Co. Ltd. (H Shares) (c)	1,885,500	308,393
China Cinda Asset Management Co. Ltd. (H Shares)	5,121,000	863,528
China CITIC Bank Corp. Ltd. (H Shares)	5,164,051	2,624,628
China Coal Energy Co. Ltd. (H Shares)	1,213,000	1,021,184
China Communications Services Corp. Ltd. (H Shares)	1,388,000	632,152
China Construction Bank Corp.:
(A Shares)	811,800	742,289
(H Shares)	55,821,000	39,766,838
China CSSC Holdings Ltd. (A Shares)	161,800	381,610
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	56,500	40,083
(H Shares) (a)	616,000	207,438
China Energy Engineering Corp. Ltd. (A Shares) (a)	1,169,600	424,612
China Everbright Bank Co. Ltd.:
(A Shares)	2,003,400	963,057
(H Shares)	986,000	357,196
China Galaxy Securities Co. Ltd.:
(A Shares)	255,900	355,737
(H Shares)	1,669,500	908,079
China Great Wall Securities Co. Ltd. (A Shares)	83,100	102,621
China Greatwall Technology Group Co. Ltd. (A Shares)	160,400	217,104
China International Capital Corp. Ltd.	36,500	204,903
China International Capital Corp. Ltd. (H Shares) (c)	835,800	1,675,256
China International Travel Service Corp. Ltd. (A Shares)	71,600	1,942,301
China Jushi Co. Ltd. (A Shares)	167,714	395,652
China Life Insurance Co. Ltd. (H Shares)	4,597,747	6,681,321
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,946,000	3,753,470
China Merchants Bank Co. Ltd.:
(A Shares)	632,500	3,800,020
(H Shares)	2,367,921	14,272,052
China Merchants Securities Co. Ltd. (A Shares)	265,550	509,711
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	279,500	662,012
China Minmetals Rare Earth Co. Ltd. (A Shares)	31,500	109,394
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,192,400	665,935
(H Shares)	3,371,061	1,278,283
China Molybdenum Co. Ltd.:
(A Shares)	553,500	386,976
(H Shares)	1,960,000	974,705
China National Building Materials Co. Ltd. (H Shares)	2,434,000	3,239,199
China National Chemical Engineering Co. Ltd. (A Shares)	198,108	271,011
China National Medicines Corp. Ltd. (A Shares)	22,900	101,717
China National Nuclear Power Co. Ltd. (A Shares)	537,100	573,878
China Northern Rare Earth Group High-Tech Co. Ltd.	129,000	610,637
China Oilfield Services Ltd. (H Shares)	1,014,000	1,038,093
China Pacific Insurance (Group) Co. Ltd.	73,900	230,940
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,755,828	3,892,626
China Petroleum & Chemical Corp.:
(A Shares)	658,100	429,525
(H Shares)	14,662,704	7,176,985
China Railway Group Ltd.:
(A Shares)	1,504,200	1,607,400
(H Shares)	1,068,000	747,988
China Railway Signal & Communications Corp. (A Shares)	334,320	217,688
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	30,200	168,055
China Shenhua Energy Co. Ltd.:
(A Shares)	187,785	870,311
(H Shares)	2,034,702	6,500,581
China Southern Airlines Ltd. (H Shares) (a)	1,698,000	948,312
China State Construction Engineering Corp. Ltd. (A Shares)	1,531,240	1,449,141
China Suntien Green Energy Corp. Ltd. (H Shares)	1,043,000	588,795
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,023,600	894,915
China Tower Corp. Ltd. (H Shares) (c)	23,889,000	2,788,070
China TransInfo Technology Co. Ltd. (A Shares)	84,700	108,801
China United Network Communications Ltd. (A Shares)	1,201,100	637,701
China Vanke Co. Ltd.:
(A Shares)	341,700	1,000,599
(H Shares)	993,300	2,342,203
China Yangtze Power Co. Ltd. (A Shares)	829,400	2,841,668
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	19,300	306,062
China Zheshang Bank Co. Ltd.	647,900	323,665
Chongqing Brewery Co. Ltd. (A Shares) (a)	18,300	344,521
Chongqing Changan Automobile Co. Ltd. (A Shares)	241,580	377,835
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	27,200	142,765
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	353,400	205,995
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	58,800	836,832
CITIC Securities Co. Ltd.:
(A Shares)	458,200	1,350,592
(H Shares)	1,464,590	3,217,900
CNGR Advanced Material Co. Ltd.	15,100	189,731
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	66,200	72,958
Contemporary Amperex Technology Co. Ltd.	84,600	5,155,115
COSCO Shipping Development Co. Ltd. (A Shares)	309,600	143,544
COSCO Shipping Energy Transportation Co. Ltd. (H Shares)	278,000	145,845
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	468,820	1,009,050
(H Shares)	1,921,800	2,989,865
CRRC Corp. Ltd.:
(A Shares)	1,608,500	1,223,578
(H Shares)	755,000	280,095
CSC Financial Co. Ltd. (A Shares)	166,300	536,528
Daan Gene Co. Ltd.	57,568	156,362
Daqin Railway Co. Ltd. (A Shares)	547,100	549,933
DaShenLin Pharmaceutical Group Co. Ltd.	25,440	101,131
DHC Software Co. Ltd. (A Shares)	101,700	88,649
Do-Fluoride New Materials Co. Ltd. (A Shares)	24,900	117,338
Dong E-E-Jiao Co. Ltd. (A Shares)	21,000	95,737
Dongfang Electric Corp. Ltd. (A Shares)	90,400	170,403
Dongfeng Motor Group Co. Ltd. (H Shares)	1,633,000	1,191,266
Dongxing Securities Co. Ltd. (A Shares)	101,500	125,400
East Money Information Co. Ltd. (A Shares)	458,140	1,557,121
Ecovacs Robotics Co. Ltd. Class A	18,400	297,850
ENN Natural Gas Co. Ltd. (A Shares)	95,600	235,741
Eve Energy Co. Ltd. (A shares)	67,974	663,234
Everbright Securities Co. Ltd. (A Shares)	157,758	269,601
Fangda Carbon New Material Co. Ltd. (A Shares)	145,048	153,801
FAW Jiefang Group Co. Ltd. (A Shares)	145,900	178,100
Fiberhome Telecommunication Technologies Co. Ltd. (A Shares)	32,900	66,438
First Capital Securities Co. Ltd. (A Shares)	203,700	169,381
Flat Glass Group Co. Ltd.	41,000	146,609
Flat Glass Group Co. Ltd. (A Shares)	142,200	861,945
Focus Media Information Technology Co. Ltd. (A Shares)	510,840	447,150
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	141,264	1,731,596
Founder Securities Co. Ltd. (A Shares)	319,300	293,397
Foxconn Industrial Internet Co. Ltd. (A Shares)	338,797	485,397
Fujian Sunner Development Co. Ltd. A Shares (a)	38,000	93,212
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	250,000	1,333,423
(H Shares) (c)	107,600	439,621
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	3,400	172,384
Ganfeng Lithium Co. Ltd. (A Shares)	41,600	687,677
GCL System Integration Technology Co. Ltd. (a)	166,200	68,609
GD Power Development Co. Ltd. (A Shares)	661,600	299,973
GEM Co. Ltd. (A Shares)	153,300	154,902
Gemdale Corp. (A Shares)	168,800	365,267
GF Securities Co. Ltd.:
(A Shares)	419,000	1,005,359
(H Shares)	236,628	295,751
Giant Network Group Co. Ltd. (A Shares)	69,800	86,547
Gigadevice Semiconductor Beijing, Inc. (A Shares)	23,460	435,198
Ginlong Technologies Co. Ltd. (A Shares)	9,200	265,649
GoerTek, Inc. (A Shares)	125,300	657,134
Gotion High-tech Co. Ltd. (A Shares) (a)	61,000	244,656
Great Wall Motor Co. Ltd.:
(A Shares)	29,300	108,723
(H Shares)	1,937,500	2,713,327
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	106,300	499,084
Greenland Holdings Corp. Ltd. (A Shares)	276,755	200,627
GRG Banking Equipment Co. Ltd. (A Shares)	138,100	177,113
Guangdong Haid Group Co. Ltd. (A Shares)	59,600	553,625
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	10,500	122,789
Guanghui Energy Co. Ltd. (A Shares) (a)	218,200	291,832
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,688,200	1,431,418
Guangzhou Baiyunshan Pharma Health (A Shares)	57,500	251,893
Guangzhou Haige Communications Group (A Shares)	70,200	95,766
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,900	182,664
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)	1,028,000	381,622
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	26,100	301,892
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	35,400	395,821
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	95,875	106,020
Guolian Securities Co. Ltd.	89,500	125,431
Guosen Securities Co. Ltd. (A Shares)	244,600	356,138
Guotai Junan Securities Co. Ltd. (A Shares)	278,800	610,412
Guoyuan Securities Co. Ltd. (A Shares)	163,070	147,712
Haier Smart Home Co. Ltd.	1,305,400	4,611,711
Haier Smart Home Co. Ltd. (A Shares)	224,500	870,618
Haitong Securities Co. Ltd.:
(A Shares)	247,200	335,725
(H Shares)	1,605,600	1,121,309
Hangzhou First Applied Material Co. Ltd. (A Shares)	33,180	459,461
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)	37,100	86,104
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	38,600	151,622
Hangzhou Robam Appliances Co. Ltd. (A Shares)	36,900	171,299
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	52,200	325,196
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	56,400	755,508
(H Shares) (c)	14,000	135,681
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	18,600	63,365
Heilongjiang Agriculture Co. Ltd. (A Shares)	54,200	114,967
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	104,000	465,786
Hengli Petrochemical Co. Ltd. (A Shares)	209,920	658,511
Hengtong Optic-electric Co. Ltd. (A Shares)	77,400	116,998
Hengyi Petrochemical Co. Ltd. (A Shares)	171,780	197,372
Hesteel Co. Ltd. (A Shares)	311,000	109,032
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	21,700	267,004
Hongfa Technology Co. Ltd. (A Shares)	29,700	215,966
Hoshine Silicon Industry Co. Ltd. (A Shares)	16,000	190,448
Huadian Power International Corp. Ltd. (A Shares)	231,200	129,941
Huadong Medicine Co. Ltd. (A Shares)	65,400	334,622
Huafon Chemical Co. Ltd. (A Shares)	194,000	226,720
Huagong Tech Co. Ltd. (A Shares)	32,800	82,743
Hualan Biological Engineer, Inc. (A Shares)	61,070	153,172
Huaneng Power International, Inc.:
(A Shares)	231,200	252,315
(H Shares)	2,218,186	1,114,293
Huatai Securities Co. Ltd.:
(A Shares)	411,000	821,602
(H Shares) (c)	648,800	891,731
HUAXI Securities Co. Ltd.	80,700	84,610
Huaxia Bank Co. Ltd. (A Shares)	478,158	392,878
Huaxin Cement Co. Ltd. (A Shares)	58,100	191,326
Huayu Automotive Systems Co. Ltd. (A Shares)	118,100	347,215
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	36,400	174,452
Huizhou Desay SV Automotive Co. Ltd.	16,800	300,218
Humanwell Healthcare Group Co. Ltd. (A Shares)	52,500	123,583
Hunan Valin Steel Co. Ltd. (A Shares)	221,600	193,647
Hundsun Technologies, Inc. (A Shares)	62,769	359,692
iFlytek Co. Ltd. (A Shares)	92,500	511,933
IMEIK Technology Development Co. Ltd. (A Shares)	7,800	604,778
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,117,500	805,938
(H Shares)	34,378,000	20,723,289
Industrial Bank Co. Ltd. (A Shares)	758,700	2,332,306
Industrial Securities Co. Ltd. (A Shares)	267,900	261,406
Ingenic Semiconductor Co. Ltd. (A Shares)	17,900	198,610
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	237,600	1,376,503
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	1,630,700	459,619
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	273,200	179,506
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	114,700	145,877
Inspur Electronic Information Industry Co. Ltd. (A Shares)	46,072	170,718
Intco Medical Technology Co. Ltd. (A Shares)	22,650	98,145
JA Solar Technology Co. Ltd. (A Shares)	58,300	709,294
Jafron Biomedical Co. Ltd. (A Shares)	34,040	211,826
Jason Furniture Hangzhou Co. Ltd. (A Shares)	26,200	229,019
JCET Group Co. Ltd. (A Shares)	71,400	230,512
Jiangsu Eastern Shenghong Co. Ltd.	145,100	266,636
Jiangsu Expressway Co. Ltd. (H Shares)	652,000	644,161
Jiangsu Hengli Hydraulic Co. Ltd.	48,276	333,094
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	235,758	1,046,893
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	47,900	322,659
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	55,300	1,319,488
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	9,900	195,463
Jiangsu Yoke Technology Co. Ltd. (A Shares)	15,000	100,998
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	45,100	162,110
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	112,500	274,756
Jiangxi Copper Co. Ltd.:
(A Shares)	262,100	686,506
(H Shares)	319,000	498,988
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	102,100	89,463
Jinke Properties Group Co. Ltd. (A Shares)	177,100	119,842
JiuGui Liquor Co. Ltd. (A Shares)	12,500	281,320
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	56,200	94,265
Joinn Laboratories China Co. Ltd. (A Shares)	12,140	181,158
Jointown Pharmaceutical Group (A Shares)	56,600	109,463
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	25,700	96,617
Juewei Food Co. Ltd.	19,600	129,366
Kingfa Sci & Tech Co. Ltd. (A Shares)	83,000	103,320
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	91,800	182,868
Kunlun Tech Co. Ltd. (A Shares)	39,600	85,278
Kweichow Moutai Co. Ltd. (A Shares)	45,600	12,584,547
Lakala Payment Co. Ltd. (A Shares)	24,900	66,695
Laobaixing Pharmacy Chain JSC (A Shares)	12,360	59,913
Lb Group Co. Ltd. (A Shares)	88,500	242,555
Lens Technology Co. Ltd. (A Shares)	183,800	279,596
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	72,900	186,925
Leyard Optoelectronic Co. Ltd. (A Shares)	76,400	68,569
Lingyi iTech Guangdong Co. (A Shares) (a)	286,600	183,667
Livzon Pharmaceutical Group, Inc. (A Shares)	18,200	91,289
LONGi Green Energy Technology Co. Ltd.	197,028	1,991,949
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	6,500	117,979
Luxi Chemical Group Co. Ltd. (d)	61,500	169,373
Luxshare Precision Industry Co. Ltd. (A Shares)	250,824	1,159,412
Luzhou Laojiao Co. Ltd. (A Shares)	53,500	1,692,309
Mango Excellent Media Co. Ltd. (A Shares)	61,770	330,728
Maxscend Microelectronics Co. Ltd. (A Shares)	12,080	334,659
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	122,888	92,295
Metallurgical Corp. China Ltd. (A Shares)	651,300	342,774
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)	21,400	63,748
Ming Yang Smart Energy Group Ltd. (A Shares)	75,900	250,941
Montage Technology Co. Ltd. (A Shares)	41,123	358,339
Muyuan Foodstuff Co. Ltd. (A Shares)	192,554	1,506,098
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	38,964	151,387
Nanjing Securities Co. Ltd. (A Shares)	155,300	173,736
NARI Technology Co. Ltd. (A Shares)	203,780	976,561
National Silicon Industry Group Co. Ltd. (A Shares) (a)	84,729	263,845
NAURA Technology Group Co. Ltd.	19,200	682,477
NavInfo Co. Ltd. (A Shares) (a)	91,800	171,209
New China Life Insurance Co. Ltd.	56,500	253,337
New China Life Insurance Co. Ltd. (H Shares)	515,800	1,306,882
New Hope Liuhe Co. Ltd. (A Shares) (a)	163,100	344,066
Ninestar Corp. (A Shares)	56,300	345,583
Ningbo Joyson Electronic Corp. (A shares)	44,000	71,926
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	16,690	229,772
Ningbo Shanshan Co. Ltd. (A Shares)	79,600	263,280
Ningbo Tuopu Group Co. Ltd. (A Shares)	40,300	313,977
Ningxia Baofeng Energy Group Co. Ltd.	220,600	466,929
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	1,024,400	5,421,050
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)	54,000	169,529
Northeast Securities Co. Ltd. (A Shares)	71,700	70,478
Offshore Oil Enginering Co. Ltd. (A Shares)	218,400	134,567
OFILM Group Co. Ltd. (A Shares) (a)	103,300	85,861
Oppein Home Group, Inc. (A Shares)	19,080	335,050
Orient Securities Co. Ltd. (A Shares)	290,839	397,980
Ovctek China, Inc. (A Shares)	35,789	199,082
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	275,700	128,332
People's Insurance Co. of China Group Ltd.:
(A Shares)	55,700	36,682
(H Shares)	4,973,552	1,584,344
Perfect World Co. Ltd. (A Shares)	64,400	142,894
PetroChina Co. Ltd.:
(A Shares)	429,700	347,139
(H Shares)	12,817,790	6,084,529
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	6,000	68,963
Pharmaron Beijing Co. Ltd.:
(A Shares)	21,400	403,575
(H Shares) (c)	85,200	1,070,321
PICC Property & Casualty Co. Ltd. (H Shares)	4,001,568	4,092,882
Ping An Bank Co. Ltd. (A Shares)	684,900	1,578,120
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	287,596	1,925,843
(H Shares)	3,805,641	24,054,387
Poly Developments & Holdings (A Shares)	438,700	1,204,083
Postal Savings Bank of China Co. Ltd.	432,800	351,707
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	5,092,000	3,860,652
Power Construction Corp. of China Ltd. (A Shares)	545,700	634,265
Proya Cosmetics Co. Ltd. (A Shares)	4,500	136,906
Qingdao Rural Commercial Bank Corp. (A Shares)	135,800	69,407
Raytron Technology Co. Ltd. (A Shares)	14,486	78,086
Risesun Real Estate Development Co. Ltd. (A Shares)	126,400	71,559
Riyue Heavy Industry Co. Ltd. (A Shares)	31,700	77,453
Rongsheng Petrochemical Co. Ltd. (A Shares)	375,200	770,998
SAIC Motor Corp. Ltd. (A Shares)	289,200	692,555
Sailun Group Co. Ltd. A Shares	99,600	144,160
Sangfor Technologies, Inc.	15,600	208,758
Sany Heavy Industry Co. Ltd. (A Shares)	312,200	774,303
Satellite Chemical Co. Ltd. (A Shares)	62,480	338,891
SDIC Capital Co. Ltd.	246,284	237,358
SDIC Power Holdings Co. Ltd. (A Shares)	270,200	394,254
Sealand Securities Co. Ltd. (A Shares)	235,350	118,904
Seazen Holdings Co. Ltd. (A Shares)	83,600	349,561
SF Holding Co. Ltd. (A Shares)	175,900	1,356,080
SG Micro Corp. (A Shares)	8,750	365,601
Shaanxi Coal Industry Co. Ltd. (A Shares)	347,800	903,003
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	34,788	95,255
Shandong Gold Mining Co. Ltd.:
(A Shares)	294,344	854,866
(H Shares) (c)	95,500	176,396
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	78,000	353,257
Shandong Linglong Tyre Co. Ltd. (A Shares)	44,700	119,336
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	471,000	228,897
Shandong Sun Paper Industry JSC Ltd. (A Shares)	89,100	165,054
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,386,000	1,476,573
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	24,400	114,122
Shanghai Baosight Software Co. Ltd.	155,400	570,185
Shanghai Baosight Software Co. Ltd. (A Shares)	54,880	391,933
Shanghai Construction Group Co. Ltd. (A Shares)	273,294	133,306
Shanghai Electric Group Co. Ltd. (A Shares)	501,700	289,821
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	28,200	181,775
(H Shares)	353,500	1,512,323
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	2,679	99,401
Shanghai International Airport Co. Ltd. (A Shares) (a)	40,700	302,027
Shanghai International Port Group Co. Ltd. (A Shares)	366,343	326,949
Shanghai Jahwa United Co. Ltd. (A Shares)	20,500	96,151
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	34,700	280,072
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	25,156	360,878
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	92,100	177,092
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	656,796	600,430
Shanghai M&G Stationery, Inc. (A Shares)	36,100	260,653
Shanghai Medicilon, Inc. (A Shares)	1,867	107,578
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	53,500	141,802
(H Shares)	495,709	801,548
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,070,509	1,296,791
Shanghai Putailai New Energy Technology Co. Ltd.	24,962	441,445
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	214,200	174,380
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	116,900	158,422
Shanghai Zhangjiang High Ltd. (A Shares)	44,000	76,901
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	112,900	262,634
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	155,900	243,393
Shanxi Securities Co. Ltd. (A Shares)	104,760	78,850
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	183,800	163,917
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	44,360	1,820,738
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	132,990	277,823
Shenghe Resources Holding Co. Ltd. (A Shares)	53,800	126,648
Shengyi Technology Co. Ltd.	74,500	186,695
Shennan Circuits Co. Ltd. (A Shares)	18,840	269,118
Shenwan Hongyuan Group Co. Ltd. (A Shares)	811,600	498,680
Shenzhen Capchem Technology Co. Ltd. (A Shares)	13,400	133,825
Shenzhen Energy Group Co. Ltd. (A Shares)	129,660	113,642
Shenzhen Goodix Technology Co. Ltd. (A Shares)	19,900	168,440
Shenzhen Inovance Technology Co. Ltd. (A Shares)	94,000	812,050
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	47,300	69,290
Shenzhen Kangtai Biological Products Co. Ltd.	25,700	250,498
Shenzhen Kedali Industry Co. Ltd.	8,800	160,473
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	44,700	2,106,629
Shenzhen MTC Co. Ltd. (A Shares) (a)	211,100	102,133
Shenzhen New Industries Biomedical Engineering Co. Ltd.	27,000	163,430
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	306,300	278,905
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	35,900	124,099
Shenzhen SC New Energy Technology Corp. (A Shares)	11,100	98,717
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	37,458	118,478
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	24,800	93,280
Shenzhen Sunway Communication Co. Ltd. (A Shares)	39,800	87,367
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	25,200	320,002
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	63,060	233,801
Sichuan Chuantou Energy Co. Ltd. (A Shares)	121,100	201,283
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	286,600	136,011
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	44,100	112,835
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	41,000	102,191
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	154,600	243,037
Sichuan Swellfun Co. Ltd. (A Shares)	19,900	210,884
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	37,200	147,345
Sinolink Securities Co. Ltd. (A Shares)	133,200	164,840
Sinoma Science & Technology Co. Ltd. (A Shares)	54,100	164,297
Sinopec Shanghai Petrochemical Co. Ltd. (A Shares)	177,500	82,936
Sinopharm Group Co. Ltd. (H Shares)	751,000	1,728,186
Sinotrans Ltd.	128,600	72,759
Siyuan Electric Co. Ltd. (A Shares)	23,600	106,489
SKSHU Paint Co. Ltd. (A Shares)	12,320	137,566
Songcheng Performance Development Co. Ltd. (A Shares)	110,260	207,236
Soochow Securities Co. Ltd. (A Shares)	193,460	197,008
Southwest Securities Co. Ltd. (A Shares)	269,100	150,661
StarPower Semiconductor Ltd. (A Shares)	6,300	323,315
Sungrow Power Supply Co. Ltd. (A Shares)	51,500	485,578
Suning.com Co. Ltd. (A Shares) (a)	383,300	186,625
Sunwoda Electronic Co. Ltd. (A Shares)	65,700	216,617
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	55,300	139,663
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	6,400	321,082
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	21,700	198,132
TBEA Co. Ltd. (A Shares)	142,600	412,927
TCL Technology Group Corp. (A Shares)	588,500	368,719
Thunder Software Technology Co. Ltd. (A Shares)	16,800	234,908
Tianfeng Securities Co. Ltd. (A Shares)	387,000	174,595
Tianjin 712 Communication & Broadcasting Co. Ltd.	24,300	100,826
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	119,500	696,639
Tianma Microelectronics Co. Ltd. (A Shares)	75,400	103,622
Tianshan Aluminum Group Co. Ltd.	150,900	154,942
Tianshui Huatian Technology Co. Ltd. (A Shares)	136,200	174,312
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	28,700	83,566
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	55,300	82,912
Toly Bread Co. Ltd.	41,748	86,010
TongFu Microelectronics Co. Ltd. (A Shares)	39,100	77,380
Tongkun Group Co. Ltd. (A Shares)	99,800	227,740
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	339,300	176,772
Tongwei Co. Ltd. (A Shares)	161,000	988,879
Topchoice Medical Corp. (a)	12,400	238,943
Topsec Technologies Group, Inc.	40,400	55,965
Transfar Zhilian Co. Ltd.	91,200	86,424
TravelSky Technology Ltd. (H Shares)	518,000	782,271
Trina Solar Co. Ltd. (A Shares)	60,354	456,274
Tsingtao Brewery Co. Ltd.:
(A Shares)	48,800	632,201
(H Shares)	282,000	2,283,118
Unigroup Guoxin Microelectronics Co. Ltd.	22,100	608,614
Unisplendour Corp. Ltd. (A Shares)	107,110	273,805
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	42,400	76,941
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	137,000	251,505
Walvax Biotechnology Co. Ltd. (A Shares)	58,300	466,795
Wanhua Chemical Group Co. Ltd. (A Shares)	117,200	1,370,801
Weichai Power Co. Ltd.:
(A Shares)	29,100	48,730
(H Shares)	1,402,000	1,958,464
Weihai Guangwei Composites Co. Ltd. (A Shares)	16,700	125,133
Wens Foodstuffs Group Co. Ltd. (A Shares)	225,700	635,167
Western Securities Co. Ltd. (A Shares)	139,500	130,571
Western Superconducting Technologies Co. Ltd. (A Shares)	17,678	216,676
Westone Information Industry, Inc. (A Shares)	27,600	131,278
Will Semiconductor Ltd.	32,100	721,523
Wingtech Technology Co. Ltd. (A Shares)	44,700	438,419
Winning Health Technology Group Co. Ltd. (A Shares)	96,930	115,667
Wuchan Zhongda Group Co. Ltd.	168,600	125,266
Wuhan Guide Infrared Co. Ltd. (A Shares)	74,972	173,478
Wuhu Token Science Co. Ltd. (A Shares)	79,200	72,508
Wuliangye Yibin Co. Ltd. (A Shares)	141,200	3,439,558
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	59,860	116,563
WuXi AppTec Co. Ltd.	63,784	988,281
WuXi AppTec Co. Ltd. (H Shares) (c)	231,868	3,153,821
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	30,420	200,305
Wuxi Shangji Automation Co. Ltd. (A Shares)	9,000	164,556
XCMG Construction Machinery Co. Ltd. (A Shares)	258,500	192,944
Xiamen C&D, Inc. (A Shares)	114,925	250,328
Xiamen Faratronic Co. Ltd. (A Shares)	7,300	160,064
Xiamen Intretech, Inc.	39,210	121,068
Xiamen Tungsten Co. Ltd. (A Shares)	43,200	102,014
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	234,000	394,904
(H Shares)	225,164	320,036
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	79,600	88,463
Yankuang Energy Group Co. Ltd.:
(A Shares)	287,200	1,500,832
(H Shares)	578,000	1,630,636
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	24,640	71,060
Yantai Jereh Oilfield Services (A Shares)	39,500	183,878
Yealink Network Technology Corp. Ltd.	32,350	378,293
Yifeng Pharmacy Chain Co. Ltd.	23,050	127,649
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	54,800	395,769
Yintai Gold Co. Ltd. (A Shares)	117,980	165,813
Yonghui Superstores Co. Ltd. (A Shares)	356,200	237,516
YongXing Special Materials Technology Co. Ltd. (A Shares)	14,900	230,313
Yonyou Network Technology Co. Ltd. (A Shares)	125,320	359,194
Youngor Group Co. Ltd. (A Shares)	218,087	224,438
Youngy Co. Ltd. (A Shares) (a)	9,700	150,998
YTO Express Group Co. Ltd. (A Shares)	127,400	343,712
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	41,300	101,137
Yunda Holding Co. Ltd. (A Shares)	109,360	252,892
Yunnan Aluminium Co. Ltd. (A Shares) (a)	127,200	198,258
Yunnan Baiyao Group Co. Ltd. (A Shares)	45,900	527,186
Yunnan Energy New Material Co. Ltd.	32,800	995,756
Yunnan Tin Co. Ltd. (A Shares) (a)	62,300	167,254
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	21,200	973,750
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	314,110	224,740
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	231,600	177,573
Zhejiang Chint Electric Co. Ltd. (A Shares)	75,900	370,528
Zhejiang Dahua Technology Co. Ltd. (A Shares)	119,800	300,018
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	15,740	87,973
Zhejiang Expressway Co. Ltd. (H Shares)	862,000	710,637
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	178,300	120,036
Zhejiang HangKe Technology, Inc. Co. (A Shares)	13,047	85,412
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	46,090	105,383
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	43,550	536,130
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	48,100	362,861
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	26,700	188,752
Zhejiang Juhua Co. Ltd. (A Shares)	102,900	175,274
Zhejiang Longsheng Group Co. Ltd. (A Shares)	105,700	160,384
Zhejiang NHU Co. Ltd. (A Shares)	91,280	368,011
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	71,850	180,245
Zhejiang Semir Garment Co. Ltd. (A Shares)	81,000	79,396
Zhejiang Supor Cookware Co. Ltd.	16,400	136,001
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	40,100	147,967
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	67,100	191,779
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	15,000	92,583
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)	28,400	106,760
Zheshang Securities Co. Ltd.	172,800	238,408
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	297,000	1,021,187
Zhongji Innolight Co. Ltd. (A Shares)	25,200	116,145
Zhongtai Securities Co. Ltd. (A Shares)	225,400	244,763
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	309,927	1,218,408
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	12,800	97,453
Zhuzhou Kibing Group Co. Ltd. (A Shares)	111,700	185,429
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	91,600	97,638
Zijin Mining Group Co. Ltd.:
(A Shares)	361,900	598,676
(H Shares)	3,710,000	5,402,164
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	368,900	321,419
(H Shares)	412,200	241,016
ZTE Corp.:
(A Shares)	91,500	331,186
(H Shares)	517,000	1,085,497

TOTAL CHINA		473,857,461

Colombia - 0.1%
Bancolombia SA	162,582	1,594,602
Ecopetrol SA	2,910,103	2,357,198
Grupo de Inversiones Suramerica SA	54,077	547,875
Interconexion Electrica SA ESP	263,142	1,446,683

TOTAL COLOMBIA		5,946,358

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(d)	28,218	77,096
TCS Group Holding PLC unit (d)	64,541	107,178

TOTAL CYPRUS		184,274

Czech Republic - 0.2%
CEZ A/S (b)	95,085	4,080,140
Komercni Banka A/S	43,212	1,433,753
MONETA Money Bank A/S (c)	202,018	757,752

TOTAL CZECH REPUBLIC		6,271,645

Egypt - 0.1%
Commercial International Bank SAE	952,715	2,308,363
Eastern Co. SAE	623,578	363,220
Fawry for Banking & Payment Technology Services SAE (a)	454,894	113,662
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)	426,303	88,535

TOTAL EGYPT		2,873,780

Greece - 0.2%
Alpha Bank SA (a)	1,314,823	1,480,021
Eurobank Ergasias Services and Holdings SA (a)	1,511,679	1,562,388
Ff Group (a)(d)	1,944	2,461
Hellenic Telecommunications Organization SA	132,536	2,549,735
Jumbo SA	64,077	1,038,552
OPAP SA	124,402	1,843,934
Public Power Corp. of Greece (a)	120,309	963,232

TOTAL GREECE		9,440,323

Hong Kong - 1.2%
Beijing Enterprises Holdings Ltd.	272,427	920,980
BYD Electronic International Co. Ltd.	402,000	801,327
China Everbright International Ltd.	2,220,814	1,303,558
China Jinmao Holdings Group Ltd.	3,478,000	1,143,062
China Merchants Holdings International Co. Ltd.	898,880	1,569,262
China Overseas Land and Investment Ltd.	2,238,202	6,914,432
China Power International Development Ltd.	3,276,619	1,584,298
China Resources Beer Holdings Co. Ltd.	842,144	4,946,620
China Resources Power Holdings Co. Ltd.	1,116,940	2,100,217
China Taiping Insurance Group Ltd.	944,055	1,079,306
China Traditional Chinese Medicine Holdings Co. Ltd.	1,630,000	794,172
CITIC Pacific Ltd.	3,374,941	3,491,410
CSPC Pharmaceutical Group Ltd.	5,217,608	5,334,202
Far East Horizon Ltd.	906,000	739,005
Fosun International Ltd.	1,369,954	1,443,784
Ganfeng Lithium Co. Ltd. (H Shares) (c)	149,800	1,792,989
Guangdong Investment Ltd.	1,675,126	2,144,735
Hua Hong Semiconductor Ltd. (a)(c)	291,000	1,130,032
Jinmao Property Services Co. Ltd.	2,334	1,712
Lenovo Group Ltd.	4,185,000	4,063,649
MMG Ltd. (a)	1,768,000	745,524
Sinotruk Hong Kong Ltd.	404,500	489,253
Sun Art Retail Group Ltd.	1,156,500	358,993
Wharf Holdings Ltd.	825,000	2,417,169
Yuexiu Property Co. Ltd.	701,600	730,025

TOTAL HONG KONG		48,039,716

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	249,014	2,124,167
OTP Bank PLC	132,551	3,993,321
Richter Gedeon PLC	85,904	1,713,353

TOTAL HUNGARY		7,830,841

India - 13.3%
ACC Ltd.	41,264	1,246,731
Adani Enterprises Ltd.	161,907	4,895,565
Adani Green Energy Ltd. (a)	229,363	8,572,758
Adani Ports & Special Economic Zone Ltd.	307,081	3,407,332
Adani Total Gas Ltd. (a)	161,260	5,117,070
Adani Transmissions Ltd. (a)	161,688	5,839,866
Ambuja Cements Ltd.	393,200	1,900,222
Apollo Hospitals Enterprise Ltd.	58,756	3,398,255
Asian Paints Ltd.	224,788	9,463,854
Aurobindo Pharma Ltd.	178,253	1,455,742
Avenue Supermarts Ltd. (a)(c)	94,445	4,832,117
Axis Bank Ltd. (a)	1,332,049	12,541,448
Bajaj Auto Ltd.	41,574	2,015,405
Bajaj Finance Ltd.	159,204	13,707,112
Bajaj Finserv Ltd.	22,461	4,323,636
Balkrishna Industries Ltd.	52,531	1,461,017
Bandhan Bank Ltd. (c)	380,560	1,648,249
Berger Paints India Ltd.	144,132	1,349,776
Bharat Electronics Ltd.	684,401	2,115,679
Bharat Forge Ltd.	138,784	1,260,398
Bharat Petroleum Corp. Ltd.	516,906	2,429,607
Bharti Airtel Ltd. (a)	1,451,187	13,910,672
Biocon Ltd. (a)	248,093	1,188,553
Britannia Industries Ltd.	63,169	2,692,657
Cholamandalam Investment and Finance Co. Ltd.	239,470	2,290,654
Cipla Ltd./India (a)	282,802	3,605,068
Coal India Ltd.	887,965	2,103,073
Colgate-Palmolive Ltd.	65,689	1,415,853
Container Corp. of India Ltd.	149,561	1,251,856
Dabur India Ltd.	355,324	2,569,220
Divi's Laboratories Ltd.	77,403	4,525,535
DLF Ltd.	369,387	1,777,585
Dr. Reddy's Laboratories Ltd.	67,853	3,649,945
Eicher Motors Ltd.	79,380	2,704,719
GAIL India Ltd.	932,745	1,925,957
Godrej Consumer Products Ltd. (a)	206,148	2,088,003
Godrej Properties Ltd. (a)	75,567	1,535,101
Grasim Industries Ltd.	153,188	3,362,037
Havells India Ltd.	138,868	2,364,642
HCL Technologies Ltd.	637,650	8,920,475
HDFC Asset Management Co. Ltd. (c)	28,928	765,047
HDFC Standard Life Insurance Co. Ltd. (c)	531,991	4,028,898
Hero Motocorp Ltd.	72,001	2,336,088
Hindalco Industries Ltd.	924,246	5,747,163
Hindustan Petroleum Corp. Ltd.	382,693	1,343,393
Hindustan Unilever Ltd.	481,660	13,977,092
Housing Development Finance Corp. Ltd.	1,009,500	29,090,838
ICICI Bank Ltd.	3,015,935	28,957,352
ICICI Lombard General Insurance Co. Ltd. (c)	131,458	2,182,452
ICICI Prudential Life Insurance Co. Ltd. (c)	213,569	1,456,689
Indian Oil Corp. Ltd.	1,102,099	1,795,760
Indian Railway Catering & Tourism Corp. Ltd.	141,660	1,361,843
Indraprastha Gas Ltd.	166,261	761,708
Indus Towers Ltd.	406,109	1,102,722
Info Edge India Ltd.	44,231	2,662,155
Infosys Ltd.	1,976,119	40,001,988
InterGlobe Aviation Ltd. (a)(c)	57,611	1,385,760
ITC Ltd.	1,785,252	6,009,770
JSW Steel Ltd.	495,729	4,660,142
Jubilant Foodworks Ltd.	237,040	1,671,900
Kotak Mahindra Bank Ltd. (a)	325,818	7,546,634
Larsen & Toubro Infotech Ltd. (c)	30,769	1,923,744
Larsen & Toubro Ltd.	406,662	8,926,636
Lupin Ltd.	136,692	1,323,259
Mahindra & Mahindra Ltd.	511,827	6,124,414
Marico Ltd.	299,135	2,030,690
Maruti Suzuki India Ltd.	79,868	7,989,595
MindTree Consulting Ltd.	38,473	1,758,374
Motherson Sumi Systems Ltd.	756,883	1,350,315
Mphasis BFL Ltd.	49,256	1,806,538
MRF Ltd.	1,139	1,076,034
Muthoot Finance Ltd.	69,155	1,132,680
Nestle India Ltd.	19,731	4,698,690
NTPC Ltd.	2,818,612	5,714,044
Oil & Natural Gas Corp. Ltd.	1,467,614	3,037,817
Page Industries Ltd.	3,360	1,990,002
Petronet LNG Ltd.	442,697	1,172,020
PI Industries Ltd.	47,633	1,760,186
Pidilite Industries Ltd.	88,184	2,784,115
Piramal Enterprises Ltd.	71,563	2,002,019
Power Grid Corp. of India Ltd.	1,845,473	5,462,186
Reliance Industries Ltd.	1,675,846	60,646,631
SBI Cards & Payment Services Ltd.	135,516	1,459,986
SBI Life Insurance Co. Ltd. (c)	269,089	3,860,169
Shree Cement Ltd.	6,144	2,064,738
Shriram Transport Finance Co. Ltd.	122,729	1,904,098
Siemens Ltd.	40,139	1,181,386
SRF Ltd.	86,265	2,802,166
State Bank of India	1,050,454	6,738,527
Sun Pharmaceutical Industries Ltd.	492,704	5,948,602
Tata Consultancy Services Ltd.	543,754	25,030,434
Tata Consumer Products Ltd.	347,782	3,721,981
Tata Motors Ltd. (a)	977,917	5,527,293
Tata Power Co. Ltd./The	843,422	2,639,424
Tata Steel Ltd.	424,619	6,963,459
Tech Mahindra Ltd.	370,067	6,036,679
Titan Co. Ltd.	208,943	6,659,014
Torrent Pharmaceuticals Ltd.	30,679	1,121,664
Trent Ltd.	103,507	1,643,792
Ultratech Cement Ltd.	59,039	5,078,493
United Spirits Ltd. (a)	166,297	1,862,173
UPL Ltd. (a)	288,237	3,073,793
Vedanta Ltd.	654,329	3,437,812
Wipro Ltd.	803,343	5,271,899
Yes Bank Ltd. (a)	6,619,861	1,170,695
Zomato Ltd. (a)	997,670	924,068

TOTAL INDIA		546,541,172

Indonesia - 1.9%
PT Adaro Energy Tbk	8,639,200	1,973,841
PT Aneka Tambang Tbk	4,913,500	878,097
PT Astra International Tbk	11,880,159	6,203,124
PT Bank Central Asia Tbk	32,508,950	18,233,347
PT Bank Jago Tbk (a)	2,426,500	1,949,049
PT Bank Mandiri (Persero) Tbk	10,869,898	6,674,499
PT Bank Negara Indonesia (Persero) Tbk	4,304,700	2,719,066
PT Bank Rakyat Indonesia (Persero) Tbk	39,913,127	13,298,541
PT Barito Pacific Tbk	16,601,500	970,057
PT Charoen Pokphand Indonesia Tbk	4,198,700	1,488,509
PT Gudang Garam Tbk	319,700	676,473
PT Indah Kiat Pulp & Paper Tbk	1,605,300	836,654
PT Indocement Tunggal Prakarsa Tbk	789,600	569,046
PT Indofood CBP Sukses Makmur Tbk	1,282,200	674,530
PT Indofood Sukses Makmur Tbk	2,452,100	1,067,031
PT Kalbe Farma Tbk	11,924,800	1,346,317
PT Merdeka Copper Gold Tbk (a)	7,262,786	2,646,763
PT Sarana Menara Nusantara Tbk	12,603,800	877,544
PT Semen Gresik (Persero) Tbk	1,620,048	714,879
PT Telkom Indonesia Persero Tbk	29,015,565	9,237,420
PT Tower Bersama Infrastructure Tbk	4,775,800	991,584
PT Unilever Indonesia Tbk	4,534,195	1,213,641
PT United Tractors Tbk	954,000	1,990,711

TOTAL INDONESIA		77,230,723

Isle of Man - 0.0%
NEPI Rockcastle PLC	236,269	1,445,615
Korea (South) - 11.5%
Alteogen, Inc. (a)	16,307	731,498
AMOREPACIFIC Corp.	18,511	2,620,215
AMOREPACIFIC Group, Inc.	14,829	580,288
BGF Retail Co. Ltd.	4,176	594,161
Celltrion Healthcare Co. Ltd.	50,651	2,537,268
Celltrion Pharm, Inc.	10,310	745,349
Celltrion, Inc.	57,658	7,935,987
Cheil Worldwide, Inc.	42,041	834,877
CJ CheilJedang Corp.	5,023	1,571,187
CJ Corp.	8,565	582,061
CJ ENM Co. Ltd.	6,563	655,678
CJ Logistics Corp. (a)	5,741	552,960
Coway Co. Ltd.	33,655	1,874,997
Db Insurance Co. Ltd.	27,612	1,466,817
Doosan Bobcat, Inc.	29,224	944,531
Doosan Heavy Industries & Construction Co. Ltd. (a)	204,716	3,239,742
E-Mart, Inc.	10,833	1,115,019
Ecopro BM Co. Ltd.	6,356	2,335,688
F&F Co. Ltd.	10,430	1,145,339
Green Cross Corp.	3,505	517,486
GS Engineering & Construction Corp.	38,409	1,258,072
GS Holdings Corp.	27,727	952,697
Hana Financial Group, Inc.	176,476	6,517,131
Hankook Tire Co. Ltd.	44,924	1,226,461
Hanmi Pharm Co. Ltd.	4,134	1,015,125
Hanon Systems	112,177	998,528
Hanwha Solutions Corp. (a)	75,140	1,878,522
HD Hyundai Co. Ltd.	28,388	1,296,661
HLB, Inc. (a)	54,330	1,315,348
HMM Co. Ltd.	156,724	3,455,426
Hotel Shilla Co.	17,400	1,101,395
HYBE Co. Ltd. (a)	9,991	1,951,675
Hyundai Engineering & Construction Co. Ltd.	46,693	1,615,713
Hyundai Glovis Co. Ltd.	11,323	1,845,285
Hyundai Mobis	38,824	6,282,576
Hyundai Motor Co.	83,814	12,095,719
Hyundai Steel Co.	52,259	1,766,412
Iljin Materials Co. Ltd.	14,029	956,241
Industrial Bank of Korea	154,934	1,367,401
Kakao Corp.	182,627	12,689,305
Kakao Games Corp. (a)	18,402	856,286
KakaoBank Corp.(a)	57,310	1,884,226
Kangwon Land, Inc. (a)	49,623	1,037,258
KB Financial Group, Inc.	232,102	10,740,915
Kia Corp.	154,964	10,110,081
Korea Aerospace Industries Ltd.	40,365	1,384,369
Korea Electric Power Corp.	154,694	2,807,925
Korea Investment Holdings Co. Ltd.	24,858	1,370,824
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	23,156	1,656,892
Korea Zinc Co. Ltd.	4,958	2,251,479
Korean Air Lines Co. Ltd. (a)	100,276	2,350,229
KRAFTON, Inc. (a)	12,949	2,530,257
KT&G Corp.	70,754	4,621,625
Kumho Petro Chemical Co. Ltd.	11,062	1,330,451
L&F Co. Ltd.	13,258	2,231,112
LG Chemical Ltd.	26,850	10,938,349
LG Corp.	49,877	2,865,001
LG Display Co. Ltd.	135,978	1,767,271
LG Electronics, Inc.	62,347	5,616,557
LG Energy Solution	12,293	3,994,696
LG Household & Health Care Ltd.	5,597	3,987,148
LG Innotek Co. Ltd.	8,315	2,244,179
LG Uplus Corp.	122,435	1,345,371
Lotte Chemical Corp.	10,354	1,589,554
Lotte Shopping Co. Ltd.	6,706	494,113
Meritz Financial Holdings Co.	19,802	590,022
Meritz Fire & Marine Insurance Co. Ltd.	24,944	868,076
Meritz Securities Co. Ltd.	180,246	926,865
Mirae Asset Securities Co. Ltd.	168,578	1,060,699
NAVER Corp.	72,132	15,982,607
NCSOFT Corp.	9,668	3,184,692
Netmarble Corp. (c)	13,297	994,197
NH Investment & Securities Co. Ltd.	86,208	731,846
Orion Corp./Republic of Korea	13,315	987,148
Pan Ocean Co., Ltd. (Korea)	141,769	737,146
Pearl Abyss Corp. (a)	18,238	966,094
POSCO	43,610	9,904,379
POSCO Chemtech Co. Ltd.	18,549	1,949,131
S-Oil Corp.	26,028	2,118,231
S1 Corp.	8,435	457,142
Samsung Biologics Co. Ltd. (a)(c)	10,935	7,174,249
Samsung C&T Corp.	48,921	4,402,556
Samsung Electro-Mechanics Co. Ltd.	32,689	4,208,608
Samsung Electronics Co. Ltd.	2,796,289	148,231,746
Samsung Engineering Co. Ltd. (a)	91,274	1,852,363
Samsung Fire & Marine Insurance Co. Ltd.	18,515	3,052,692
Samsung Heavy Industries Co. Ltd. (a)	395,201	1,876,385
Samsung Life Insurance Co. Ltd.	41,473	2,120,691
Samsung SDI Co. Ltd.	32,288	15,298,746
Samsung SDS Co. Ltd.	20,115	2,331,652
Samsung Securities Co. Ltd.	37,141	1,153,814
SD Biosensor, Inc.	22,158	788,472
Seegene, Inc.	21,592	681,029
Shinhan Financial Group Co. Ltd.	258,086	8,529,210
SK Biopharmaceuticals Co. Ltd. (a)	16,757	1,204,112
SK Bioscience Co. Ltd. (a)	13,281	1,396,032
SK Chemicals Co. Ltd.	6,875	682,066
SK Hynix, Inc.	320,523	27,937,465
SK IE Technology Co. Ltd. (a)(c)	15,114	1,480,864
SK Innovation Co., Ltd.	29,678	4,698,318
SK Square Co. Ltd. (a)	57,524	2,363,383
SK Telecom Co. Ltd.	15,628	701,202
SK, Inc.	24,580	5,132,937
SKC Co. Ltd.	12,589	1,463,548
Woori Financial Group, Inc.	299,466	3,450,990
Yuhan Corp.	28,816	1,380,817

TOTAL KOREA (SOUTH)		471,225,231

Kuwait - 0.8%
Agility Public Warehousing Co. KSC	747,157	3,047,133
Boubyan Bank KSC	680,488	2,178,006
Kuwait Finance House KSCP	3,010,353	9,674,381
Mabanee Co. SAKC	381,716	1,039,911
Mobile Telecommunication Co.	1,239,899	2,754,882
National Bank of Kuwait	4,229,607	14,517,281

TOTAL KUWAIT		33,211,594

Luxembourg - 0.1%
Allegro.eu SA (a)(c)	212,256	1,091,736
Reinet Investments SCA	77,139	1,564,593

TOTAL LUXEMBOURG		2,656,329

Malaysia - 1.5%
AMMB Holdings Bhd (a)	1,073,100	906,221
Axiata Group Bhd	1,652,498	1,328,180
CIMB Group Holdings Bhd	3,866,042	4,608,183
Dialog Group Bhd	2,168,465	1,240,032
DiGi.com Bhd	1,868,800	1,634,042
Fraser & Neave Holdings Bhd	75,500	397,909
Genting Bhd	1,306,000	1,382,212
Genting Malaysia Bhd	1,776,440	1,234,841
Hap Seng Consolidated Bhd	370,800	626,061
Hartalega Holdings Bhd	1,044,000	1,038,269
Hong Leong Bank Bhd	386,900	1,856,844
Hong Leong Credit Bhd	132,700	589,552
IHH Healthcare Bhd	1,022,487	1,542,247
Inari Amertron Bhd	1,622,900	1,040,100
IOI Corp. Bhd	1,479,000	1,561,139
Kuala Lumpur Kepong Bhd	260,828	1,768,266
Malayan Banking Bhd	2,789,163	5,800,955
Malaysia Airports Holdings Bhd (a)	664,800	1,045,009
Maxis Bhd	1,405,100	1,221,456
MISC Bhd	706,000	1,263,084
Nestle (Malaysia) Bhd	39,500	1,207,322
Petronas Chemicals Group Bhd	1,379,400	3,230,902
Petronas Dagangan Bhd	181,026	901,093
Petronas Gas Bhd	469,700	1,829,671
PPB Group Bhd	384,240	1,492,046
Press Metal Bhd	1,947,900	2,670,413
Public Bank Bhd	8,480,885	9,115,658
QL Resources Bhd	662,400	765,064
RHB Bank Bhd	1,114,443	1,596,644
Sime Darby Bhd	1,623,749	867,916
Sime Darby Plantation Bhd	1,043,896	1,252,433
Telekom Malaysia Bhd	667,800	762,429
Tenaga Nasional Bhd	1,380,772	2,865,575
Top Glove Corp. Bhd	3,240,600	1,230,527
Westports Holdings Bhd	616,000	548,572

TOTAL MALAYSIA		62,420,867

Mexico - 2.2%
Alfa SA de CV Series A	1,769,600	1,185,428
America Movil S.A.B. de CV Series L	17,975,447	17,494,052
Arca Continental S.A.B. de CV	240,000	1,522,927
Becle S.A.B. de CV	273,200	681,042
CEMEX S.A.B. de CV unit (a)	8,833,586	3,887,271
Coca-Cola FEMSA S.A.B. de CV unit	282,914	1,542,638
Fibra Uno Administracion SA de CV	1,887,783	2,070,349
Fomento Economico Mexicano S.A.B. de CV unit	1,129,891	8,495,846
Gruma S.A.B. de CV Series B	126,125	1,498,123
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	213,027	3,278,214
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	120,450	2,628,810
Grupo Bimbo S.A.B. de CV Series A	942,370	2,904,715
Grupo Carso SA de CV Series A1	261,000	852,584
Grupo Financiero Banorte S.A.B. de CV Series O	1,522,281	10,049,076
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,321,600	2,240,176
Grupo Mexico SA de CV Series B	1,829,054	8,561,548
Grupo Televisa SA de CV	1,444,693	2,681,742
Industrias Penoles SA de CV (b)	83,220	916,393
Kimberly-Clark de Mexico SA de CV Series A	875,827	1,222,763
Megacable Holdings S.A.B. de CV unit	174,600	497,366
Operadora de Sites Mexicanos, SA de CV	777,000	948,856
Orbia Advance Corp. S.A.B. de CV	620,020	1,491,828
Promotora y Operadora de Infraestructura S.A.B. de CV	125,850	917,426
Wal-Mart de Mexico SA de CV Series V	3,061,656	10,826,408

TOTAL MEXICO		88,395,581

Netherlands - 0.0%
X5 Retail Group NV GDR (d)	66,442	20,442
Yandex NV Class A (a)(d)	158,365	771,072

TOTAL NETHERLANDS		791,514

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	130,050	1,227,672
Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	1,158,040	1,122,161
AC Energy Corp.	4,451,500	611,459
Ayala Corp.	167,506	2,353,102
Ayala Land, Inc.	4,681,913	2,853,050
Bank of the Philippine Islands (BPI)	1,007,888	1,825,256
BDO Unibank, Inc.	1,132,181	2,793,149
Globe Telecom, Inc.	15,740	683,187
GT Capital Holdings, Inc.	56,537	541,788
International Container Terminal Services, Inc.	612,630	2,511,365
JG Summit Holdings, Inc.	1,790,433	1,901,559
Jollibee Food Corp.	271,823	1,114,825
Manila Electric Co.	137,440	923,707
Metro Pacific Investments Corp.	7,213,200	520,849
Metropolitan Bank & Trust Co.	1,086,532	1,056,330
Monde Nissin Corp. (c)	2,729,700	666,755
PLDT, Inc.	45,830	1,628,087
SM Investments Corp.	144,720	2,347,592
SM Prime Holdings, Inc.	5,898,800	3,925,467
Universal Robina Corp.	483,328	943,970

TOTAL PHILIPPINES		30,323,658

Poland - 0.6%
Bank Polska Kasa Opieki SA	107,510	2,362,561
CD Projekt RED SA	41,321	1,118,349
Cyfrowy Polsat SA	149,197	812,423
Dino Polska SA (a)(c)	28,272	1,828,967
KGHM Polska Miedz SA (Bearer)	82,038	2,653,783
LPP SA	666	1,407,378
mBank SA (a)	8,658	579,495
Orange Polska SA	392,868	600,499
PGE Polska Grupa Energetyczna SA (a)	490,933	1,091,803
Polish Oil & Gas Co. SA	1,003,110	1,405,425
Polski Koncern Naftowy Orlen SA	173,786	2,936,018
Powszechna Kasa Oszczednosci Bank SA (a)	512,906	3,785,526
Powszechny Zaklad Ubezpieczen SA	354,487	2,450,833
Santander Bank Polska SA	20,797	1,266,479

TOTAL POLAND		24,299,539

Qatar - 1.0%
Barwa Real Estate Co. (a)	1,088,505	1,014,752
Industries Qatar QSC (a)	883,996	4,565,927
Masraf al Rayan (a)	2,637,504	3,903,658
Mesaieed Petrochemical Holding Co. (a)	2,539,073	1,805,780
Ooredoo QSC	443,007	911,012
Qatar Electricity & Water Co.	270,737	1,271,258
Qatar Fuel Co. (a)	271,627	1,367,179
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	1,412,746	1,326,722
Qatar International Islamic Bank QSC (a)	400,387	1,269,848
Qatar Islamic Bank (a)	673,928	4,532,024
Qatar National Bank SAQ (a)	2,657,846	16,968,468
The Commercial Bank of Qatar (a)	1,149,552	2,427,104

TOTAL QATAR		41,363,732

Russia - 0.1%
Alrosa Co. Ltd. (d)	1,399,461	303,625
Gazprom OAO (d)	6,384,126	871,196
Inter Rao Ues JSC (d)	20,040,158	144,087
LUKOIL PJSC (d)	224,329	90,551
Magnit OJSC GDR (Reg. S) (d)	193,190	941
MMC Norilsk Nickel PJSC (d)	34,221	296,803
Mobile TeleSystems OJSC sponsored ADR (d)	247,296	246,304
Moscow Exchange MICEX-RTS OAO (d)	808,717	202,736
Novatek PJSC GDR (Reg. S) (d)	49,200	12,569
Novolipetsk Steel OJSC (d)	812,466	10,172
PhosAgro OJSC GDR (Reg. S) (d)	73,798	1,514
Polyus PJSC (d)	18,462	56,619
Rosneft Oil Co. OJSC (d)	635,841	138,676
Sberbank of Russia (d)	5,823,145	46,691
Severstal PAO (d)	113,908	3,317
Surgutneftegas OJSC (d)	4,033,562	64,367
Tatneft PAO (d)	770,244	124,937
United Co. RUSAL International PJSC (a)(d)	1,646,280	258,744
VTB Bank OJSC (d)	1,801,039,946	89,736

TOTAL RUSSIA		2,963,585

Saudi Arabia - 4.6%
Abdullah Al Othaim Markets Co.	23,053	687,140
Advanced Polypropylene Co.	74,397	1,330,926
Al Rajhi Bank	720,102	33,904,771
Alinma Bank	575,273	6,357,328
Almarai Co. Ltd.	149,410	2,071,377
Arab National Bank	359,567	3,374,416
Bank Al-Jazira	239,122	2,017,759
Bank Albilad	286,769	3,960,391
Banque Saudi Fransi	346,555	5,007,807
Bupa Arabia for Cooperative Insurance Co. (a)	35,943	1,592,654
Dar Al Arkan Real Estate Development Co. (a)	331,321	955,768
Dr Sulaiman Al Habib Medical Services Group Co.	30,644	1,633,998
Emaar The Economic City (a)	240,126	701,659
Etihad Etisalat Co.	226,249	2,608,849
Jarir Marketing Co.	32,772	1,677,569
Mobile Telecommunications Co. Saudi Arabia (a)	233,671	868,448
Mouwasat Medical Services Co.	28,775	1,848,879
National Industrialization Co. (a)	195,548	1,076,067
Rabigh Refining & Petrochemical Co. (a)	129,620	995,269
Riyad Bank	793,482	8,631,243
Sabic Agriculture-Nutrients Co.	125,707	5,449,493
Sahara International Petrochemical Co.	210,848	3,221,070
Saudi Arabian Mining Co. (a)	253,771	9,336,781
Saudi Arabian Oil Co. (c)	1,295,051	15,502,770
Saudi Basic Industries Corp.	529,335	18,487,492
Saudi Electricity Co.	491,114	3,541,813
Saudi Industrial Investment Group	220,696	1,941,711
Saudi Kayan Petrochemical Co. (a)	442,815	2,228,950
Saudi Research & Marketing Group (a)	21,806	1,537,140
Saudi Telecom Co.	352,665	10,906,777
The Co. for Cooperative Insurance	36,991	680,489
The Saudi British Bank	482,565	5,770,246
The Saudi National Bank	1,290,275	27,175,996
The Savola Group	156,460	1,489,182
Yanbu National Petrochemical Co.	146,848	2,392,133

TOTAL SAUDI ARABIA		190,964,361

Singapore - 0.0%
BOC Aviation Ltd. Class A (c)	125,900	987,606
South Africa - 3.6%
Absa Group Ltd. (b)	473,460	5,115,057
African Rainbow Minerals Ltd.	67,399	1,108,749
Anglo American Platinum Ltd.	31,301	3,460,105
AngloGold Ashanti Ltd.	245,314	5,023,553
Aspen Pharmacare Holdings Ltd.	233,864	2,502,324
Bid Corp. Ltd.	193,748	4,068,711
Bidvest Group Ltd./The	173,009	2,371,713
Capitec Bank Holdings Ltd.	47,609	6,645,728
Clicks Group Ltd.	139,761	2,728,700
Discovery Ltd. (a)	305,755	2,935,749
Exxaro Resources Ltd.	147,978	2,114,633
FirstRand Ltd.	2,970,583	12,793,355
Gold Fields Ltd.	521,771	7,069,775
Growthpoint Properties Ltd.	2,051,241	1,819,333
Harmony Gold Mining Co. Ltd. (b)	335,301	1,366,952
Impala Platinum Holdings Ltd.	480,288	6,212,726
Kumba Iron Ore Ltd.	38,823	1,288,866
Mr Price Group Ltd.	146,522	1,985,981
MTN Group Ltd.	996,314	10,566,902
MultiChoice Group Ltd.	226,196	1,845,237
Naspers Ltd. Class N	128,712	12,981,373
Nedbank Group Ltd.	269,098	3,757,786
Northam Platinum Holdings Ltd. (a)	198,013	2,360,185
Old Mutual Ltd. (b)	2,812,734	2,256,515
Pepkor Holdings Ltd. (c)	732,920	986,136
Remgro Ltd.	315,587	2,834,835
Sanlam Ltd.	1,130,907	4,684,832
Sasol Ltd. (a)	332,680	8,149,634
Shoprite Holdings Ltd.	292,664	4,227,249
Sibanye-Stillwater Ltd.	1,567,612	5,423,394
Spar Group Ltd./The	107,630	1,128,981
Standard Bank Group Ltd. (b)	789,577	8,367,548
Tiger Brands Ltd.	101,961	992,720
Vodacom Group Ltd.	375,813	3,609,597
Woolworths Holdings Ltd.	576,819	2,159,347

TOTAL SOUTH AFRICA		146,944,281

Taiwan - 14.7%
Accton Technology Corp.	295,000	2,302,251
Acer, Inc.	1,644,000	1,526,086
Advantech Co. Ltd.	224,066	2,786,848
ASE Technology Holding Co. Ltd.	1,924,592	6,143,587
Asia Cement Corp.	1,324,000	2,152,744
ASMedia Technology, Inc.	17,000	800,552
ASUSTeK Computer, Inc.	411,502	4,952,450
AU Optronics Corp.	4,795,000	2,740,385
Catcher Technology Co. Ltd.	398,095	1,949,087
Cathay Financial Holding Co. Ltd.	4,663,809	9,811,443
Chang Hwa Commercial Bank	2,494,584	1,560,427
Cheng Shin Rubber Industry Co. Ltd.	1,070,000	1,206,549
China Development Financial Ho	9,046,624	5,458,554
China Steel Corp.	6,945,289	8,418,022
Chunghwa Telecom Co. Ltd.	2,231,129	9,896,065
Compal Electronics, Inc.	2,422,000	1,818,440
CTBC Financial Holding Co. Ltd.	10,867,778	10,695,741
Delta Electronics, Inc.	1,144,717	9,560,976
E Ink Holdings, Inc.	502,000	2,871,700
E.SUN Financial Holdings Co. Ltd.	7,036,486	8,041,036
ECLAT Textile Co. Ltd.	116,129	1,906,573
eMemory Technology, Inc.	38,000	1,597,918
Evergreen Marine Corp. (Taiwan)	1,486,735	7,150,643
Far Eastern New Century Corp.	1,750,000	1,774,991
Far EasTone Telecommunications Co. Ltd.	917,348	2,578,960
Feng Tay Enterprise Co. Ltd.	267,390	1,722,448
First Financial Holding Co. Ltd.	6,061,952	5,696,105
Formosa Chemicals & Fibre Corp.	2,054,149	5,535,251
Formosa Petrochemical Corp.	654,347	2,019,320
Formosa Plastics Corp.	2,237,085	7,957,391
Foxconn Technology Co. Ltd.	518,710	1,028,401
Fubon Financial Holding Co. Ltd.	4,464,346	11,215,881
Giant Manufacturing Co. Ltd.	170,000	1,422,078
GlobalWafers Co. Ltd.	127,000	2,214,543
HIWIN Technologies Corp.	162,716	1,205,617
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,343,465	25,173,397
Hotai Motor Co. Ltd.	173,000	3,375,561
Hua Nan Financial Holdings Co. Ltd.	5,000,889	4,001,722
Innolux Corp.	5,571,000	2,538,258
Inventec Corp.	1,529,000	1,306,944
Largan Precision Co. Ltd.	59,451	3,375,588
Lite-On Technology Corp.	1,231,044	2,698,734
MediaTek, Inc.	891,615	24,593,808
Mega Financial Holding Co. Ltd.	6,385,289	8,981,510
Micro-Star International Co. Ltd.	389,000	1,571,695
momo.com, Inc.	29,000	765,947
Nan Ya Plastics Corp.	3,025,358	8,843,784
Nan Ya Printed Circuit Board Corp.	137,000	1,820,716
Nanya Technology Corp.	711,000	1,556,701
Nien Made Enterprise Co. Ltd.	99,000	1,043,287
Novatek Microelectronics Corp.	336,000	4,447,289
Oneness Biotech Co. Ltd. (a)	139,000	911,379
Pegatron Corp.	1,166,000	2,763,953
Pou Chen Corp.	1,414,391	1,475,812
President Chain Store Corp.	326,000	3,018,049
Quanta Computer, Inc.	1,587,000	4,472,302
Realtek Semiconductor Corp.	265,000	3,597,936
Ruentex Development Co. Ltd.	704,960	1,846,107
Shin Kong Financial Holding Co. Ltd.	7,186,732	2,377,717
Sinopac Financial Holdings Co.	5,913,302	3,643,588
Synnex Technology International Corp.	805,700	2,098,167
Taishin Financial Holdings Co. Ltd.	6,005,665	3,930,576
Taiwan Cement Corp.	3,044,537	4,728,905
Taiwan Cooperative Financial Holding Co. Ltd.	5,576,589	5,365,590
Taiwan High Speed Rail Corp.	1,193,000	1,130,872
Taiwan Mobile Co. Ltd.	996,000	3,661,240
Taiwan Semiconductor Manufacturing Co. Ltd.	14,465,740	261,725,547
The Shanghai Commercial & Savings Bank Ltd.	2,082,420	3,437,204
Unified-President Enterprises Corp.	2,841,332	6,577,445
Unimicron Technology Corp.	707,000	4,961,768
United Microelectronics Corp.	6,945,000	11,038,931
Vanguard International Semiconductor Corp.	522,000	1,837,706
Voltronic Power Technology Corp.	35,000	1,532,139
Wan Hai Lines Ltd.	354,100	1,717,365
Win Semiconductors Corp.	203,000	1,322,028
Winbond Electronics Corp.	1,721,000	1,554,629
Wiwynn Corp.	47,629	1,629,617
WPG Holding Co. Ltd.	934,880	1,716,031
Yageo Corp.	255,321	3,448,133
Yang Ming Marine Transport Corp. (a)	1,016,000	4,241,046
Yuanta Financial Holding Co. Ltd.	5,680,215	5,002,488

TOTAL TAIWAN		602,578,274

Thailand - 1.8%
Advanced Info Service PCL (For. Reg.)	570,900	3,572,459
Advanced Information Service PCL NVDR	124,100	776,567
Airports of Thailand PCL:
(For. Reg.) (a)	1,983,100	3,835,640
NVDR (a)	405,100	783,530
Asset World Corp. PCL:
(For. Reg.)	506,300	70,897
NVDR	4,400,900	616,260
B. Grimm Power PCL:
(For. Reg.)	116,200	109,686
NVDR	222,400	209,933
Bangkok Commercial Asset Management PCL:
(For. Reg.)	225,900	126,084
NVDR	892,800	498,310
Bangkok Dusit Medical Services PCL:
(For. Reg.)	4,563,800	3,419,172
NVDR	1,177,700	882,326
Bangkok Expressway and Metro PCL:
(For. Reg.)	2,875,600	689,489
NVDR	1,162,300	278,687
Berli Jucker PCL:
unit	590,700	588,764
(For. Reg.)	130,200	129,773
BTS Group Holdings PCL:
(For. Reg.)	3,862,400	999,574
NVDR	280,900	73,511
Bumrungrad Hospital PCL:
NVDR	93,400	435,572
(For. Reg.)	187,600	874,874
Carabao Group PCL NVDR	188,100	598,552
Central Pattana PCL:
(For. Reg.)	734,400	1,288,962
NVDR	499,000	875,806
Central Retail Corp. PCL:
(For. Reg.)	1,001,524	1,145,484
NVDR	22,200	25,391
Charoen Pokphand Foods PCL:
(For. Reg.)	1,664,900	1,170,354
(NVDR)	682,600	479,839
CP ALL PCL:
(For. Reg.)	2,405,200	4,538,829
NVDR	1,183,000	2,232,427
Delta Electronics PCL NVDR	150,900	1,581,435
Electricity Generating PCL:
(For. Reg.)	53,000	256,655
NVDR	107,400	520,089
Energy Absolute PCL:
(For. Reg.)	479,600	1,224,580
NVDR	391,900	1,006,338
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	141,400	272,770
NVDR	292,700	564,638
Gulf Energy Development PCL:
(For. Reg.)	1,364,300	1,926,236
NVDR	191,100	269,811
Home Product Center PCL:
(For. Reg.)	1,192,800	519,042
NVDR	2,354,200	1,024,420
Indorama Ventures PCL NVDR	1,028,300	1,347,767
Intouch Holdings PCL:
(For. Reg.)	486,500	991,211
NVDR	157,500	320,896
Krung Thai Bank PCL:
(For. Reg.)	1,776,300	783,786
NVDR	435,700	192,251
Krungthai Card PCL:
(For. Reg.)	304,700	509,810
NVDR	204,400	341,993
Land & House PCL:
NVDR	1,959,000	544,917
(For. Reg.)	3,232,200	899,071
Minor International PCL:
unit (a)	506,600	512,413
(For. Reg.) (a)	1,428,526	1,444,918
Muangthai Leasing PCL:
(For. Reg.)	23,201	31,092
NVDR	390,400	523,186
Osotspa PCL:
(For. Reg.)	12,900	13,094
NVDR	645,300	654,989
PTT Exploration and Production PCL:
(For. Reg.)	537,800	2,355,160
NVDR	307,200	1,345,305
PTT Global Chemical PCL:
(For. Reg.)	809,000	1,173,930
NVDR	501,400	727,575
PTT Oil & Retail Business PCL NVDR	1,877,300	1,364,046
PTT PCL:
(For. Reg.)	4,367,600	4,750,986
NVDR	1,524,800	1,658,646
Ratch Group PCL:
unit	427,400	548,644
(For. Reg.)	62,300	79,973
Robinsons Department Store PCL (For. Reg.) (a)	55,100	100,701
SCB X PCL:
(For. Reg.)	204,200	675,256
NVDR unit	35,650	117,889
SCG Packaging PCL NVDR	773,800	1,240,863
Siam Cement PCL:
(For. Reg.)	342,400	3,683,324
NVDR	116,400	1,252,158
Siam Commercial Bank PCL:
(For. Reg.)	204,200	686,236
(NVDR)	35,650	119,806
Sri Trang Gloves Thailand PCL:
(For. Reg.)	92,700	64,774
NVDR	557,700	395,057
Srisawad Corp. PCL:
warrants 8/29/25 (a)	16,016	3,339
(For. Reg.)	94,600	146,213
NVDR	387,800	603,083
Thai Oil PCL:
(For. Reg.)	443,500	726,302
NVDR	235,300	385,341
Thai Union Frozen Products PCL:
(For. Reg.)	275,800	135,756
NVDR	1,499,600	738,144
True Corp. PCL:
(For. Reg.)	4,958,137	694,951
NVDR	1,690,300	236,919

TOTAL THAILAND		75,614,537

Turkey - 0.3%
Akbank TAS	1,889,043	1,134,832
Aselsan A/S	395,111	651,943
Bim Birlesik Magazalar A/S JSC	251,888	1,417,355
Eregli Demir ve Celik Fabrikalari T.A.S.	828,512	1,872,602
Ford Otomotiv Sanayi A/S	41,795	841,347
Koc Holding A/S	464,946	1,258,790
Turk Sise ve Cam Fabrikalari A/S	782,667	955,124
Turkcell Iletisim Hizmet A/S	687,274	1,001,641
Turkiye Garanti Bankasi A/S	1,382,332	1,394,598
Turkiye Is Bankasi A/S Series C	954,618	676,991
Turkiye Petrol Rafinerileri A/S (a)	75,809	1,195,728

TOTAL TURKEY		12,400,951

United Arab Emirates - 1.5%
Abu Dhabi Commercial Bank PJSC	1,634,276	4,529,459
Abu Dhabi Islamic Bank	874,576	2,090,572
Abu Dhabi National Oil Co. for Distribution PJSC	1,362,738	1,532,271
Aldar Properties PJSC (a)	2,229,831	3,429,996
Dubai Islamic Bank Pakistan Ltd. (a)	1,726,459	3,031,720
Emaar Properties PJSC (a)	2,347,847	4,078,154
Emirates NBD Bank PJSC (a)	1,482,928	6,156,914
Emirates Telecommunications Corp.	2,043,615	19,473,333
First Abu Dhabi Bank PJSC	2,597,013	15,866,098

TOTAL UNITED ARAB EMIRATES		60,188,517

United States of America - 0.6%
360 DigiTech, Inc. ADR	52,324	755,035
Dada Nexus Ltd. ADR (a)	38,612	294,610
DiDi Global, Inc. ADR	104,609	196,665
Legend Biotech Corp. ADR (a)	27,535	1,105,530
Li Auto, Inc. ADR (a)	325,952	7,311,103
Southern Copper Corp.	49,998	3,113,375
Yum China Holdings, Inc.	250,519	10,471,694

TOTAL UNITED STATES OF AMERICA		23,248,012

TOTAL COMMON STOCKS
(Cost $3,257,574,065)		3,916,165,798

Nonconvertible Preferred Stocks - 2.2%
Brazil - 1.3%
Alpargatas SA (PN)	141,100	559,383
Banco Bradesco SA (PN)	2,988,788	10,869,529
Braskem SA Class A	114,800	933,920
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	134,505	1,092,320
Companhia Energetica de Minas Gerais (CEMIG) (PN)	616,816	1,830,255
Gerdau SA	673,200	3,808,575
Itau Unibanco Holding SA	2,848,571	13,753,252
Itausa-Investimentos Itau SA (PN)	2,728,212	5,082,340
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	2,781,400	17,035,122

TOTAL BRAZIL		54,964,696

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	81,945	6,082,741
Colombia - 0.1%
Bancolombia SA (PN)	247,113	2,397,458
Korea (South) - 0.7%
AMOREPACIFIC Corp.	170	10,163
Hyundai Motor Co.	12,532	925,055
Hyundai Motor Co. Series 2	18,707	1,392,769
LG Chemical Ltd.	4,683	918,816
LG Household & Health Care Ltd.	1,032	404,014
Samsung Electronics Co. Ltd.	494,171	23,045,326

TOTAL KOREA (SOUTH)		26,696,143

Russia - 0.0%
Surgutneftegas OJSC (d)	3,570,022	81,002
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $72,905,819)		90,222,040
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (Cost $14,871,806)(e)	15,000,000	14,817,995
	Shares	Value

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.32% (f)	81,706,295	81,722,637
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	40,583,985	40,588,043
TOTAL MONEY MARKET FUNDS
(Cost $122,310,680)		122,310,680
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,467,662,370)		4,143,516,513
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(36,506,662)
NET ASSETS - 100%		$4,107,009,851

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,887	June 2022	$99,765,690	$705,717	$705,717

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $155,426,893

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $194,132,707 or 4.7% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,033,608.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$90,704,884	$1,221,530,290	$1,230,512,537	$80,153	$--	$--	$81,722,637	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	31,019,879	136,704,432	127,136,268	192,790	--	--	40,588,043	0.1%
Total	$121,724,763	$1,358,234,722	$1,357,648,805	$272,943	$--	$--	$122,310,680

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$413,554,804	$96,458,675	$316,062,615	$1,033,514
Consumer Discretionary	499,963,162	77,113,395	422,770,210	79,557
Consumer Staples	240,094,258	55,702,850	184,370,022	21,386
Energy	202,554,281	64,385,770	136,785,213	1,383,298
Financials	894,766,563	283,029,090	611,291,132	446,341
Health Care	151,026,013	21,518,237	129,507,776	--
Industrials	217,783,170	41,783,522	175,999,648	--
Information Technology	817,868,859	6,000,172	811,868,687	--
Materials	370,877,482	128,807,573	240,969,742	1,100,167
Real Estate	87,653,546	16,266,361	69,524,479	1,862,706
Utilities	110,245,700	23,536,224	86,565,389	144,087
Government Obligations	14,817,995	--	14,817,995	--
Money Market Funds	122,310,680	122,310,680	--	--
Total Investments in Securities:	$4,143,516,513	$936,912,549	$3,200,532,908	$6,071,056
Derivative Instruments:
Assets
Futures Contracts	$705,717	$705,717	$--	$--
Total Assets	$705,717	$705,717	$--	$--
Total Derivative Instruments:	$705,717	$705,717	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$705,717	$0
Total Equity Risk	705,717	0
Total Value of Derivatives	$705,717	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statementof Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futurescontracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $36,855,846) — See accompanying schedule: Unaffiliated issuers (cost $3,345,351,690)	$4,021,205,833
Fidelity Central Funds (cost $122,310,680)	122,310,680
Total Investment in Securities (cost $3,467,662,370)		$4,143,516,513
Foreign currency held at value (cost $15,051,190)		14,751,075
Receivable for investments sold		439,855
Receivable for fund shares sold		1,781,605
Dividends receivable		6,297,838
Distributions receivable from Fidelity Central Funds		78,369
Receivable for daily variation margin on futures contracts		431,910
Prepaid expenses		1,302
Receivable from investment adviser for expense reductions		223,225
Other receivables		10,784
Total assets		4,167,532,476
Liabilities
Payable to custodian bank	$17,061
Payable for fund shares redeemed	2,355,558
Accrued management fee	267,758
Other payables and accrued expenses	17,282,952
Collateral on securities loaned	40,599,296
Total liabilities		60,522,625
Net Assets		$4,107,009,851
Net Assets consist of:
Paid in capital		$3,915,619,557
Total accumulated earnings (loss)		191,390,294
Net Assets		$4,107,009,851
Net Asset Value, offering price and redemption price per share ($4,107,009,851 ÷ 301,308,412 shares)		$13.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$41,979,307
Non-Cash dividends		7,517,550
Interest		18,769
Income from Fidelity Central Funds (including $192,790 from security lending)		272,943
Income before foreign taxes withheld		49,788,569
Less foreign taxes withheld		(4,837,266)
Total income		44,951,303
Expenses
Management fee	$1,578,539
Custodian fees and expenses	1,270,276
Independent trustees' fees and expenses	6,177
Registration fees	58,570
Audit	28,138
Legal	5,054
Miscellaneous	7,402
Total expenses before reductions	2,954,156
Expense reductions	(1,411,646)
Total expenses after reductions		1,542,510
Net investment income (loss)		43,408,793
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,410,841)	(62,223,262)
Foreign currency transactions	(1,446,563)
Futures contracts	(44,840,602)
Total net realized gain (loss)		(108,510,427)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,444,132)	(618,951,201)
Assets and liabilities in foreign currencies	(322,889)
Futures contracts	1,786,399
Total change in net unrealized appreciation (depreciation)		(617,487,691)
Net gain (loss)		(725,998,118)
Net increase (decrease) in net assets resulting from operations		$(682,589,325)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$43,408,793	$81,878,413
Net realized gain (loss)	(108,510,427)	138,277,121
Change in net unrealized appreciation (depreciation)	(617,487,691)	391,718,795
Net increase (decrease) in net assets resulting from operations	(682,589,325)	611,874,329
Distributions to shareholders	(108,921,064)	(61,451,040)
Share transactions
Proceeds from sales of shares	1,385,629,685	904,679,177
Reinvestment of distributions	106,410,044	59,925,572
Cost of shares redeemed	(399,676,058)	(1,273,280,123)
Net increase (decrease) in net assets resulting from share transactions	1,092,363,671	(308,675,374)
Total increase (decrease) in net assets	300,853,282	241,747,915
Net Assets
Beginning of period	3,806,156,569	3,564,408,654
End of period	$4,107,009,851	$3,806,156,569
Other Information
Shares
Sold	90,337,751	53,294,459
Issued in reinvestment of distributions	6,895,296	3,717,467
Redeemed	(26,705,789)	(72,956,690)
Net increase (decrease)	70,527,258	(15,944,764)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$16.49	$14.45	$13.71	$12.62	$14.80	$11.94
Income from Investment Operations
Net investment income (loss)A,B	.16	.36	.30	.42C	.36	.31
Net realized and unrealized gain (loss)	(2.57)	1.93	.80	.99	(2.18)	2.76
Total from investment operations	(2.41)	2.29	1.10	1.41	(1.82)	3.07
Distributions from net investment income	(.45)	(.25)	(.36)	(.32)	(.27)	(.13)
Distributions from net realized gain	–	–	–	–	(.09)	(.08)
Total distributions	(.45)	(.25)	(.36)	(.32)	(.36)	(.21)
Net asset value, end of period	$13.63	$16.49	$14.45	$13.71	$12.62	$14.80
Total ReturnD,E	(14.91)%	15.87%	8.19%	11.44%	(12.61)%	26.24%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.14%H	.13%	.14%	.16%	.17%	.17%
Expenses net of fee waivers, if any	.08%H	.08%	.08%	.08%	.08%	.09%
Expenses net of all reductions	.07%H	.08%	.08%	.08%	.08%	.09%
Net investment income (loss)	2.06%H	2.10%	2.21%	3.12%C	2.48%	2.36%
Supplemental Data
Net assets, end of period (000 omitted)	$4,107,010	$3,806,157	$3,564,409	$3,840,772	$4,257,694	$3,209,729
Portfolio turnover rateI	12%H	16%	38%	22%	3%	2%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.08 per share. Excluding such non-recurring dividend(s), the ratio of net investment income (loss) to average net assets would have been 2.51%.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Emerging Markets Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,124,229,888
Gross unrealized depreciation	(522,065,876)
Net unrealized appreciation (depreciation)	$602,164,012
Tax cost	$3,542,058,218

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(270,946,960)
Long-term	(82,816,658)
Total capital loss carryforward	$(353,763,618)

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Index Fund	1,227,920,003	247,832,627

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .075% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Index Fund	$3,404

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Index Fund	$20,520	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .075% of average net assets. This reimbursement will remain in place through February 28, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $1,369,844.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $41,802.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Index Fund	18%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Index Fund	26%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI Emerging Markets Index Fund	.08%
Actual		$1,000.00	$850.90	$.37
Hypothetical-C		$1,000.00	$1,024.40	$.40

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

SV6-SANN-0622
1.9870287.106

Fidelity Flex® Funds

Fidelity Flex® International Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 (for managed account clients) or 1-800-835-5092 (for retirement plan participants) to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.8
Nestle SA (Reg. S) (Switzerland, Food Products)	1.5
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.1
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	1.1
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	1.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.0
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.9
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.9
Novartis AG (Switzerland, Pharmaceuticals)	0.8
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.8
11.0

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	19.8
Industrials	11.5
Information Technology	11.1
Consumer Discretionary	10.5
Health Care	9.3
Consumer Staples	8.6
Materials	8.6
Communication Services	6.1
Energy	5.5
Utilities	3.2
Real Estate	2.4

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	13.3%
United Kingdom	8.9%
Canada	8.3%
Switzerland	6.4%
France	6.4%
Cayman Islands	5.1%
Australia	4.9%
Germany	4.9%
Taiwan	4.2%
Other*	37.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value
Australia - 4.9%
AGL Energy Ltd.	365	$2,219
Ampol Ltd.	13,098	307,950
APA Group unit	62,997	506,189
Aristocrat Leisure Ltd.	32,638	757,278
ASX Ltd.	10,687	646,133
Aurizon Holdings Ltd.	99,278	280,373
Australia & New Zealand Banking Group Ltd.	153,060	2,912,608
BHP Group Ltd.	274,574	9,175,009
BlueScope Steel Ltd.	27,035	384,319
Brambles Ltd.	79,242	585,148
Cochlear Ltd.	3,615	582,259
Coles Group Ltd.	73,940	972,212
Commonwealth Bank of Australia	92,545	6,726,496
Computershare Ltd.	29,635	522,467
Crown Ltd. (a)	19,524	176,773
CSL Ltd.	26,007	4,963,442
Dexus unit	58,495	457,347
Dominos Pizza Enterprises Ltd.	3,062	160,514
Endeavour Group Ltd.	73,296	401,227
Evolution Mining Ltd.	100,052	283,107
Fortescue Metals Group Ltd.	91,918	1,389,164
Goodman Group unit	91,460	1,522,251
IDP Education Ltd.	11,644	216,013
Insurance Australia Group Ltd.	134,075	428,140
Lendlease Group unit	36,103	309,271
Macquarie Group Ltd.	18,339	2,640,139
Magellan Financial Group Ltd.	405	4,582
Magellan Financial Group Ltd. warrants 4/16/27 (a)	50	54
Medibank Private Ltd.	151,206	339,782
Mineral Resources Ltd.	9,284	377,239
Mirvac Group unit	215,619	364,416
National Australia Bank Ltd.	177,479	4,051,614
Newcrest Mining Ltd.	48,399	908,902
Northern Star Resources Ltd.	60,289	414,414
Orica Ltd.	22,265	255,843
Origin Energy Ltd.	92,747	443,623
Qantas Airways Ltd. (a)	42,736	165,595
QBE Insurance Group Ltd.	80,387	693,522
Ramsay Health Care Ltd.	10,005	567,756
REA Group Ltd.	2,984	267,331
Reece Ltd.	15,894	193,106
Rio Tinto Ltd.	20,171	1,595,605
Santos Ltd.	175,287	979,516
Scentre Group unit	282,102	587,763
SEEK Ltd.	18,615	364,768
Sonic Healthcare Ltd.	24,161	623,988
South32 Ltd.	254,272	846,812
Stockland Corp. Ltd. unit	130,748	378,441
Suncorp Group Ltd.	68,681	551,439
Tabcorp Holdings Ltd.	115,596	442,064
Telstra Corp. Ltd.	227,541	645,909
The GPT Group unit	103,491	367,899
Transurban Group unit	163,420	1,641,001
Treasury Wine Estates Ltd.	40,084	317,132
Vicinity Centres unit	201,282	262,636
Washington H. Soul Pattinson & Co. Ltd.	11,986	233,561
Wesfarmers Ltd.	61,585	2,131,031
Westpac Banking Corp.	198,991	3,331,108
WiseTech Global Ltd.	7,777	241,109
Woodside Petroleum Ltd.	52,285	1,137,517
Woolworths Group Ltd.	66,319	1,794,132

TOTAL AUSTRALIA		64,829,258

Austria - 0.1%
Erste Group Bank AG	19,462	605,964
OMV AG	8,437	431,280
Raiffeisen International Bank-Holding AG	9,515	108,312
Verbund AG	3,614	386,298
Voestalpine AG	6,167	160,483

TOTAL AUSTRIA		1,692,337

Bailiwick of Jersey - 0.6%
Experian PLC	50,219	1,734,281
Ferguson PLC	11,948	1,498,867
Glencore Xstrata PLC	537,334	3,310,873
WPP PLC	62,318	776,786

TOTAL BAILIWICK OF JERSEY		7,320,807

Belgium - 0.5%
Ageas	9,295	444,780
Anheuser-Busch InBev SA NV	47,302	2,721,734
Colruyt NV	3,257	119,600
ELIA GROUP SA/NV	1,674	266,465
Galapagos NV (a)	27	1,585
Groupe Bruxelles Lambert SA	5,591	527,569
KBC Group NV	13,697	931,833
Proximus	7,595	132,748
Sofina SA	841	257,730
Solvay SA Class A	3,904	367,121
UCB SA	6,910	785,478
Umicore SA	10,799	415,151

TOTAL BELGIUM		6,971,794

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	202,000	113,812
Alibaba Pictures Group Ltd. (a)	560,000	47,251
Beijing Enterprises Water Group Ltd.	258,000	83,460
China Gas Holdings Ltd.	160,800	196,010
China Resource Gas Group Ltd.	50,000	187,870
China Ruyi Holdings Ltd. (a)	128,000	30,678
China Youzan Ltd. (a)	212,000	3,419
CK Infrastructure Holdings Ltd.	39,000	262,213
Cosco Shipping Ports Ltd.	83,757	59,722
Credicorp Ltd. (United States)	3,697	513,476
GOME Retail Holdings Ltd. (a)	546,000	26,448
Hongkong Land Holdings Ltd.	58,209	271,543
Hopson Development Holdings Ltd.	33,600	64,784
Huabao International Holdings Ltd.	43,000	23,459
Jardine Matheson Holdings Ltd.	11,635	616,292
Kunlun Energy Co. Ltd.	232,000	192,534
Nine Dragons Paper (Holdings) Ltd.	74,000	65,352
Shanghai Industrial Urban Development Group Ltd.	2,400	209
Shenzhen International Holdings Ltd.	53,437	57,230

TOTAL BERMUDA		2,815,762

Brazil - 1.1%
Ambev SA	256,200	752,440
Americanas SA	33,676	163,477
Atacadao SA	26,500	110,257
B3 SA - Brasil Bolsa Balcao	331,600	892,056
Banco Bradesco SA	85,768	258,660
Banco BTG Pactual SA unit	65,400	305,441
Banco do Brasil SA	44,400	298,338
Banco Inter SA unit	18,250	55,998
Banco Santander SA (Brasil) unit	19,200	123,302
BB Seguridade Participacoes SA	36,900	189,801
BRF SA (a)	35,604	97,797
CCR SA	54,900	137,807
Centrais Eletricas Brasileiras SA (Electrobras)	19,800	162,118
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	17,900	161,225
Companhia Siderurgica Nacional SA (CSN)	37,300	158,964
Cosan SA	54,808	232,803
Energisa SA unit	11,000	105,996
ENGIE Brasil Energia SA	16,550	140,261
Equatorial Energia SA	55,800	289,386
Hapvida Participacoes e Investimentos SA (b)	230,173	408,300
Hypera SA	18,200	137,753
JBS SA	38,600	295,515
Klabin SA unit	38,000	159,411
Localiza Rent A Car SA	30,830	330,129
Lojas Renner SA	53,673	257,837
Magazine Luiza SA	178,332	176,025
Natura & Co. Holding SA (a)	47,593	178,957
Petro Rio SA (a)	40,000	216,022
Petroleo Brasileiro SA - Petrobras (ON)	206,044	1,393,645
Raia Drogasil SA	55,700	235,804
Rede D'Oregon Sao Luiz SA (b)	19,400	144,128
Rumo SA	70,100	232,109
Suzano Papel e Celulose SA	38,822	389,559
Telefonica Brasil SA	29,200	314,151
TIM SA	39,100	106,609
Totvs SA	27,000	174,595
Ultrapar Participacoes SA	44,100	116,584
Vale SA	222,526	3,748,863
Via S/A (a)	12,100	7,269
Vibra Energia SA	67,778	289,540
Weg SA	91,760	558,658

TOTAL BRAZIL		14,507,590

British Virgin Islands - 0.0%
VK Co. Ltd. unit (a)(c)	6,898	2,673
Canada - 8.0%
Agnico Eagle Mines Ltd. (Canada)	24,760	1,441,290
Air Canada (a)	7,965	139,503
Algonquin Power & Utilities Corp.	37,450	542,226
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	46,358	2,063,764
AltaGas Ltd.	14,279	326,561
Ballard Power Systems, Inc. (a)	13,938	115,766
Bank of Montreal	35,013	3,712,389
Bank of Nova Scotia	65,741	4,163,025
Barrick Gold Corp. (Canada)	96,468	2,151,409
Bausch Health Cos., Inc. (Canada) (a)	17,725	336,798
BCE, Inc.	3,767	200,277
BlackBerry Ltd. (a)(d)	30,751	175,939
Brookfield Asset Management, Inc. (Canada) Class A	76,489	3,815,370
Brookfield Renewable Corp.	7,121	255,705
CAE, Inc. (a)	17,132	407,413
Cameco Corp.	21,834	563,760
Canadian Apartment Properties (REIT) unit	4,598	180,105
Canadian Imperial Bank of Commerce	24,331	2,689,829
Canadian National Railway Co.	38,273	4,501,059
Canadian Natural Resources Ltd.	63,780	3,947,494
Canadian Pacific Railway Ltd.	50,304	3,679,654
Canadian Tire Ltd. Class A (non-vtg.)	3,111	428,515
Canadian Utilities Ltd. Class A (non-vtg.)	9,121	274,202
CCL Industries, Inc. Class B	8,172	356,294
Cenovus Energy, Inc. (Canada)	70,928	1,311,283
CGI, Inc. Class A (sub. vtg.) (a)	11,983	955,543
Constellation Software, Inc.	1,086	1,709,221
Dollarama, Inc.	15,658	870,505
Emera, Inc.	15,136	730,850
Empire Co. Ltd. Class A (non-vtg.)	9,989	329,921
Enbridge, Inc.	109,670	4,785,817
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,344	738,481
First Quantum Minerals Ltd.	31,864	913,518
FirstService Corp.	1,995	248,752
Fortis, Inc.	26,407	1,284,943
Franco-Nevada Corp.	10,382	1,570,089
George Weston Ltd.	4,277	532,091
GFL Environmental, Inc.	8,316	250,519
Gildan Activewear, Inc.	10,277	348,233
Great-West Lifeco, Inc.	14,705	405,671
Hydro One Ltd. (b)	19,931	538,827
iA Financial Corp, Inc.	5,506	287,890
IGM Financial, Inc.	3,879	122,924
Imperial Oil Ltd.	13,137	661,426
Intact Financial Corp.	9,501	1,329,171
Ivanhoe Mines Ltd. (a)	31,573	253,144
Keyera Corp.	11,842	293,780
Kinross Gold Corp.	69,790	352,576
Lightspeed Commerce, Inc. (Canada) (a)	6,871	153,557
Loblaw Companies Ltd.	9,269	847,858
Lundin Mining Corp.	35,872	327,543
Magna International, Inc. Class A (sub. vtg.)	15,341	924,532
Manulife Financial Corp.	104,727	2,047,828
Metro, Inc.	13,478	740,810
National Bank of Canada	18,218	1,272,346
Northland Power, Inc.	12,435	375,281
Nutrien Ltd.	30,958	3,042,181
Nuvei Corp. (a)(b)	3,528	197,292
Onex Corp. (sub. vtg.)	4,089	245,693
Open Text Corp.	14,165	567,306
Pan American Silver Corp.	11,106	275,096
Parkland Corp.	8,125	230,788
Pembina Pipeline Corp.	29,676	1,122,913
Power Corp. of Canada (sub. vtg.)	29,851	878,346
Quebecor, Inc. Class B (sub. vtg.)	8,465	199,196
Restaurant Brands International, Inc.	11,662	666,231
Restaurant Brands International, Inc.	3,193	182,288
RioCan (REIT)	8,892	166,122
Ritchie Bros. Auctioneers, Inc.	5,856	322,555
Rogers Communications, Inc. Class B (non-vtg.)	18,975	1,033,644
Royal Bank of Canada	77,121	7,789,242
Saputo, Inc.	12,962	277,069
Shaw Communications, Inc. Class B	26,349	784,737
Shopify, Inc. Class A (a)	6,164	2,636,752
Sun Life Financial, Inc.	31,539	1,569,032
Suncor Energy, Inc.	78,910	2,836,620
TC Energy Corp.	53,061	2,806,597
Teck Resources Ltd. Class B (sub. vtg.)	25,453	1,004,132
TELUS Corp.	25,063	627,038
TFI International, Inc. (Canada)	4,568	367,460
The Toronto-Dominion Bank	98,703	7,129,297
Thomson Reuters Corp.	9,532	953,015
TMX Group Ltd.	3,042	309,706
Toromont Industries Ltd.	4,614	406,179
Tourmaline Oil Corp.	16,825	866,494
West Fraser Timber Co. Ltd.	5,224	459,146
Wheaton Precious Metals Corp.	24,471	1,096,828
WSP Global, Inc.	6,362	741,957

TOTAL CANADA		105,774,229

Cayman Islands - 5.1%
3SBio, Inc. (b)	60,000	42,330
51job, Inc. sponsored ADR (a)(d)	1,677	102,045
AAC Technology Holdings, Inc.	42,000	98,103
Agile Property Holdings Ltd.	56,000	26,818
Agora, Inc. ADR (a)	608	4,481
Airtac International Group	8,278	224,776
Akeso, Inc. (a)(b)	13,000	24,252
Alibaba Group Holding Ltd. (a)	822,944	10,038,015
Anta Sports Products Ltd.	59,400	682,654
Autohome, Inc. ADR Class A	4,229	122,937
Baidu, Inc. sponsored ADR (a)	14,956	1,857,087
BeiGene Ltd. ADR (a)(d)	2,619	419,040
Bilibili, Inc. ADR (a)(d)	9,329	227,068
Bosideng International Holdings Ltd.	190,000	94,766
Budweiser Brewing Co. APAC Ltd. (b)	89,500	222,694
Burning Rock Biotech Ltd. ADR (a)	43	237
Chailease Holding Co. Ltd.	71,480	568,356
China Aoyuan Group Ltd. (c)	2,000	301
China Conch Environment Protection Holdings Ltd. (a)	51,584	43,469
China Conch Venture Holdings Ltd.	90,500	235,008
China East Education Holdings Ltd. (b)	1,000	509
China Education Group Holdings Ltd.	47,000	40,055
China Evergrande Group (c)(d)	220,000	46,260
China Feihe Ltd. (b)	186,000	176,843
China Hongqiao Group Ltd.	130,000	161,750
China Liansu Group Holdings Ltd.	51,000	63,777
China Literature Ltd. (a)(b)	19,200	80,681
China Medical System Holdings Ltd.	81,000	115,971
China Meidong Auto Holding Ltd.	32,000	105,324
China Mengniu Dairy Co. Ltd.	172,000	928,288
China Overseas Property Holdings Ltd.	75,000	88,778
China Resources Cement Holdings Ltd.	156,000	129,439
China Resources Land Ltd.	178,000	794,986
China Resources Microelectronics Ltd. (A Shares)	3,101	22,550
China Resources Mixc Lifestyle Services Ltd. (b)	34,200	164,308
China State Construction International Holdings Ltd.	108,000	139,389
China Yuhua Education Corp. Ltd. (b)	24,000	4,177
ChinaSoft International Ltd.	130,000	105,188
Chindata Group Holdings Ltd. ADR (a)	5,236	32,673
Chow Tai Fook Jewellery Group Ltd.	106,800	179,074
CIFI Ever Sunshine Services Group Ltd.	36,000	47,679
CIFI Holdings Group Co. Ltd.	175,655	84,493
CK Asset Holdings Ltd.	105,245	713,471
CK Hutchison Holdings Ltd.	146,500	1,028,126
Country Garden Holdings Co. Ltd.	468,784	324,247
Country Garden Services Holdings Co. Ltd.	113,000	476,270
Dali Foods Group Co. Ltd. (b)	121,000	61,577
Daqo New Energy Corp. ADR (a)	3,256	135,352
Dongyue Group Co. Ltd.	75,000	88,296
ENN Energy Holdings Ltd.	43,100	577,328
ESR Cayman Ltd. (a)(b)	105,600	320,560
Futu Holdings Ltd. ADR (a)(d)	2,556	81,766
Gaotu Techedu, Inc. ADR (a)	125	199
GDS Holdings Ltd. ADR (a)(d)	4,874	153,141
Geely Automobile Holdings Ltd.	331,000	511,788
Genscript Biotech Corp. (a)	60,000	169,476
Grab Holdings Ltd. (a)(d)	60,220	177,649
Greentown China Holdings Ltd.	48,500	85,171
Greentown Service Group Co. Ltd.	68,000	67,696
Haidilao International Holding Ltd. (b)	75,000	145,575
Haitian International Holdings Ltd.	35,000	86,150
Hansoh Pharmaceutical Group Co. Ltd. (b)	80,000	131,770
Hello Group, Inc. ADR	9,826	52,274
Hengan International Group Co. Ltd.	35,500	167,767
Huazhu Group Ltd. ADR	9,221	278,843
HUTCHMED China Ltd. sponsored ADR (a)	5,666	85,500
Hygeia Healthcare Holdings Co. (b)	17,600	85,050
I-Mab ADR (a)	1,781	22,334
Innovent Biologics, Inc. (a)(b)	61,500	190,739
iQIYI, Inc. ADR (a)	17,247	61,399
JD Health International, Inc. (a)(b)	17,250	107,538
JD.com, Inc. Class A	108,723	3,389,826
Jinxin Fertility Group Ltd. (b)	57,000	35,727
Jiumaojiu International Holdings Ltd. (b)	53,000	116,604
JOYY, Inc. ADR	3,156	124,883
Kaisa Group Holdings Ltd. (c)	4,285	459
Kanzhun Ltd. ADR	4,248	99,955
KE Holdings, Inc. ADR (a)(d)	19,982	283,345
Kingboard Chemical Holdings Ltd.	37,500	168,829
Kingboard Laminates Holdings Ltd.	54,500	83,601
Kingdee International Software Group Co. Ltd. (a)	136,000	277,521
Kingsoft Cloud Holdings Ltd. ADR (a)	5,210	18,860
Kingsoft Corp. Ltd.	47,000	141,047
Kuaishou Technology Class B (a)(b)	27,200	222,109
KWG Group Holdings Ltd.	61,000	21,827
Lee & Man Paper Manufacturing Ltd.	61,000	29,179
Legend Biotech Corp. ADR (a)	5	201
Li Ning Co. Ltd.	128,500	1,001,551
Logan Property Holdings Co. Ltd.	65,000	20,223
Longfor Properties Co. Ltd. (b)	99,000	490,306
Lufax Holding Ltd. ADR	31,540	175,047
Meituan Class B (a)(b)	221,800	4,752,377
Melco Crown Entertainment Ltd. sponsored ADR (a)	12,887	73,714
Microport Scientific Corp.	29,600	58,181
Ming Yuan Cloud Group Holdings Ltd.	28,000	36,367
Minth Group Ltd.	40,000	94,248
NetEase, Inc.	111,590	2,137,538
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	7,829	98,254
NIO, Inc. sponsored ADR (a)(d)	71,231	1,189,558
Noah Holdings Ltd. sponsored ADR (a)	1,596	28,680
OneConnect Financial Technology Co. Ltd. ADR (a)	1,624	2,225
Parade Technologies Ltd.	4,000	190,333
Pinduoduo, Inc. ADR (a)	23,711	1,021,707
Ping An Healthcare and Technology Co. Ltd. (a)(b)	21,200	52,178
Powerlong Real Estate Holding Ltd.	69,000	23,398
RLX Technology, Inc. ADR (a)	28,531	57,918
Sands China Ltd. (a)	123,600	272,436
Sany Heavy Equipment International Holdings Co. Ltd.	71,000	66,888
Sea Ltd. ADR (a)	17,283	1,430,341
Seazen Group Ltd.	128,000	54,066
Shenzhou International Group Holdings Ltd.	45,400	616,031
Shimao Property Holdings Ltd. (c)	70,500	39,711
Shimao Services Holdings Ltd. (b)	48,000	25,334
Silergy Corp.	4,000	356,329
Sino Biopharmaceutical Ltd.	539,250	282,854
SITC International Holdings Co. Ltd.	77,000	255,984
Smoore International Holdings Ltd. (b)	106,000	221,680
SSY Group Ltd.	2,000	982
Sunac China Holdings Ltd. (c)	169,000	83,843
Sunac Services Holdings Ltd. (b)	50,000	27,250
Sunny Optical Technology Group Co. Ltd.	38,600	562,552
TAL Education Group ADR (a)	22,251	75,431
Tencent Holdings Ltd.	312,700	14,735,952
Tencent Music Entertainment Group ADR (a)	33,983	144,428
Tingyi (Cayman Islands) Holding Corp.	104,000	189,817
Tongcheng Travel Holdings Ltd. (a)	70,400	124,141
Topsports International Holdings Ltd. (b)	72,000	55,069
Trip.com Group Ltd. ADR (a)	28,093	664,399
Uni-President China Holdings Ltd.	60,000	52,578
Up Fintech Holdings Ltd. ADR (a)	6	23
Vinda International Holdings Ltd.	17,000	40,990
Vipshop Holdings Ltd. ADR (a)	22,497	172,327
Vnet Group, Inc. ADR (a)	1,019	6,083
Want Want China Holdings Ltd.	252,000	227,472
Weibo Corp. sponsored ADR (a)	3,762	87,053
Weimob, Inc. (a)(b)	93,000	54,500
WH Group Ltd. (b)	456,266	315,097
Wharf Real Estate Investment Co. Ltd.	86,000	405,281
Wuxi Biologics (Cayman), Inc. (a)(b)	195,000	1,439,259
Xiaomi Corp. Class B (a)(b)	789,800	1,202,343
Xinyi Glass Holdings Ltd.	99,000	219,068
Xinyi Solar Holdings Ltd.	264,968	393,855
XPeng, Inc. ADR (a)	21,421	527,171
Yadea Group Holdings Ltd. (b)	70,000	105,511
Yihai International Holding Ltd.	32,000	90,083
Zai Lab Ltd. ADR (a)(d)	4,613	184,335
Zhen Ding Technology Holding Ltd.	38,000	134,625
Zhenro Properties Group Ltd.	2,000	154
Zhongsheng Group Holdings Ltd. Class H	34,500	227,970
ZTO Express, Inc. sponsored ADR	23,685	651,574

TOTAL CAYMAN ISLANDS		68,274,327

Chile - 0.1%
Banco de Chile	2,548,551	254,479
Banco de Credito e Inversiones	2,397	74,179
Banco Santander Chile	3,866,067	186,013
Cencosud SA	81,478	130,421
Compania Cervecerias Unidas SA	6,607	44,162
Empresas CMPC SA	70,342	104,842
Empresas COPEC SA	21,373	157,147
Enel Americas SA	1,108,412	116,072
Enel Chile SA	1,183,731	31,219
Falabella SA	45,236	127,047

TOTAL CHILE		1,225,581

China - 3.2%
360 Security Technology, Inc. (A Shares) (a)	27,700	34,010
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	8,800	31,766
A-Living Smart City Services C (H Shares) (b)	26,500	41,912
Addsino Co. Ltd. (A Shares)	3,700	5,005
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	1,680	26,367
AECC Aero-Engine Control Co. Ltd. (A Shares)	4,200	15,085
AECC Aviation Power Co. Ltd.	7,400	41,996
Agricultural Bank of China Ltd.:
(A Shares)	195,000	90,090
(H Shares)	1,513,000	567,469
Aier Eye Hospital Group Co. Ltd. (A Shares)	16,869	90,750
Air China Ltd.:
(A Shares) (a)	41,500	58,962
(H Shares) (a)	56,000	37,746
Aluminum Corp. of China Ltd.:
(A shares) (a)	78,600	55,613
(H Shares) (a)	152,000	69,704
Angel Yeast Co. Ltd. (A Shares)	2,400	13,882
Anhui Conch Cement Co. Ltd.:
(A Shares)	8,200	49,386
(H Shares)	75,000	407,553
Anhui Gujing Distillery Co. Ltd. (B Shares)	17,900	238,160
Anhui Honglu Steel Construction Group Co. Ltd.	1,100	5,995
Anhui Kouzi Distillery Co. Ltd. (A Shares)	2,300	17,717
Anhui Yingjia Distillery Co. Ltd. (A Shares)	1,700	14,673
Anjoy Foods Group Co. Ltd. (A Shares)	600	11,706
Apeloa Pharmaceutical Co. Ltd. A Shares	3,600	10,108
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	700	28,066
Autel Intelligent Technology Corp. Ltd. (A Shares)	1,124	4,762
Autobio Diagnostics Co. Ltd.	1,720	11,859
Avary Holding Shenzhen Co. Ltd. (A Shares)	3,900	17,221
AVIC Capital Co. Ltd. (A Shares)	18,400	10,649
AVIC Electromechanical Systems Co. Ltd. (A Shares)	10,900	16,212
AviChina Industry & Technology Co. Ltd. (H Shares)	148,000	80,299
Avicopter PLC (A Shares)	1,800	11,545
Bank of Beijing Co. Ltd. (A Shares)	42,700	29,423
Bank of Changsha Co. Ltd. (A Shares)	6,200	6,938
Bank of Chengdu Co. Ltd. (A Shares)	10,400	26,253
Bank of China Ltd.:
(A Shares)	413,200	201,490
(H Shares)	3,979,000	1,561,290
Bank of Communications Co. Ltd.:
(A Shares)	22,600	17,305
(H Shares)	583,000	405,703
Bank of Hangzhou Co. Ltd. (A Shares)	15,200	34,899
Bank of Jiangsu Co. Ltd. (A Shares)	37,460	41,249
Bank of Nanjing Co. Ltd. (A Shares)	24,900	43,450
Bank of Ningbo Co. Ltd. (A Shares)	19,580	106,612
Bank of Shanghai Co. Ltd. (A Shares)	29,918	29,278
Baoshan Iron & Steel Co. Ltd. (A Shares)	61,900	60,044
BBMG Corp. (A Shares)	10,900	4,600
Beijing BDStar Navigation Co. Ltd. (A Shares) (a)	200	831
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	88,000	48,075
Beijing Dabeinong Technology Group Co. Ltd. (A Shares)	13,400	14,443
Beijing E-Hualu Information Technology Co. Ltd. (A Shares)	2,340	5,135
Beijing Easpring Material Technology Co. Ltd. (A Shares)	1,200	11,986
Beijing Enlight Media Co. Ltd. (A Shares)	13,000	14,201
Beijing Kingsoft Office Software, Inc. (A Shares)	1,392	39,425
Beijing New Building Materials PLC (A Shares)	4,900	21,371
Beijing Originwater Technology Co. Ltd. (A Shares)	9,700	6,830
Beijing Roborock Technology Co. Ltd. (A Shares)	195	16,847
Beijing Shiji Information Technology Co. Ltd. (A Shares)	3,280	8,864
Beijing Shunxin Agriculture Co. Ltd.	2,200	6,765
Beijing Sinnet Technology Co. Ltd. (A Shares)	6,900	9,998
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	4,200	12,438
Beijing United Information Technology Co. Ltd. (A Shares)	1,000	14,506
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	1,740	42,324
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. (A Shares)	500	8,828
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	109,700	75,849
Betta Pharmaceuticals Co. Ltd. (A Shares)	1,200	7,755
BGI Genomics Co. Ltd.	1,300	12,334
BOC International China Co. Ltd.	6,000	11,230
BOE Technology Group Co. Ltd. (A Shares)	94,800	54,140
By-Health Co. Ltd. (A Shares)	5,100	15,401
BYD Co. Ltd.:
(A Shares)	6,000	217,635
(H Shares)	45,000	1,309,578
C&S Paper Co. Ltd. (A Shares)	2,700	4,268
Caitong Securities Co. Ltd.	14,300	15,276
CanSino Biologics, Inc.:
(A Shares) (a)	505	11,584
(H Shares) (a)(b)	3,800	40,322
CECEP Solar Energy Co. Ltd. (A Shares)	8,100	8,125
CECEP Wind-Power Corp. (A Shares)	13,500	8,143
CGN Power Co. Ltd. (H Shares) (b)	629,000	176,751
Chacha Food Co. Ltd. (A Shares)	1,400	11,201
Changchun High & New Technology Industry Group, Inc. (A Shares)	1,100	25,944
Changjiang Securities Co. Ltd. (A Shares)	16,200	13,480
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	700	13,464
Chaozhou Three-Circle Group Co. (A Shares)	4,700	20,246
Chengtun Mining Group Co. Ltd. (A Shares)	7,000	7,299
Chengxin Lithium Group Co. Ltd. (A Shares) (a)	2,300	15,234
Chifeng Jilong Gold Mining Co. Ltd. (A Shares) (a)	4,500	12,458
China Baoan Group Co. Ltd. (A Shares)	7,400	9,959
China Bohai Bank Co. Ltd. (H Shares) (b)	135,500	22,162
China Cinda Asset Management Co. Ltd. (H Shares)	434,000	73,183
China CITIC Bank Corp. Ltd.:
(A Shares)	34,400	26,078
(H Shares)	462,000	234,811
China Coal Energy Co. Ltd. (H Shares)	114,000	95,973
China Communications Services Corp. Ltd. (H Shares)	134,000	61,029
China Construction Bank Corp.:
(A Shares)	291,400	266,449
(H Shares)	4,914,000	3,500,730
China CSSC Holdings Ltd. (A Shares)	12,300	29,010
China Eastern Airlines Corp. Ltd. (A Shares) (a)	34,300	24,333
China Energy Engineering Corp. Ltd. (A Shares) (a)	101,000	36,667
China Everbright Bank Co. Ltd.:
(A Shares)	52,800	25,382
(H Shares)	326,000	118,099
China Galaxy Securities Co. Ltd. (H Shares)	225,000	122,383
China Great Wall Securities Co. Ltd. (A Shares)	7,000	8,644
China Greatwall Technology Group Co. Ltd. (A Shares)	7,700	10,422
China International Capital Corp. Ltd. (H Shares) (b)	83,200	166,764
China International Travel Service Corp. Ltd. (A Shares)	5,800	157,337
China Jushi Co. Ltd. (A Shares)	10,815	25,514
China Life Insurance Co. Ltd.:
(A Shares)	4,500	17,201
(H Shares)	422,000	613,239
China Longyuan Power Grid Corp. Ltd. (H Shares)	185,000	356,830
China Merchants Bank Co. Ltd.:
(A Shares)	22,400	134,578
(H Shares)	248,500	1,497,772
China Merchants Securities Co. Ltd. (A Shares)	21,950	42,132
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	25,900	61,346
China Minmetals Rare Earth Co. Ltd. (A Shares)	2,600	9,029
China Minsheng Banking Corp. Ltd.:
(A Shares)	26,000	14,521
(H Shares)	463,400	175,718
China Molybdenum Co. Ltd.:
(A Shares)	48,200	33,699
(H Shares)	219,000	108,908
China National Building Materials Co. Ltd. (H Shares)	231,000	307,418
China National Chemical Engineering Co. Ltd. (A Shares)	16,500	22,572
China National Medicines Corp. Ltd. (A Shares)	1,100	4,886
China National Nuclear Power Co. Ltd. (A Shares)	39,900	42,632
China Northern Rare Earth Group High-Tech Co. Ltd.	11,400	53,963
China Oilfield Services Ltd. (H Shares)	100,000	102,376
China Pacific Insurance (Group) Co. Ltd.	23,600	73,751
China Pacific Insurance (Group) Co. Ltd. (H Shares)	148,000	328,112
China Petroleum & Chemical Corp.:
(A Shares)	62,300	40,662
(H Shares)	1,388,000	679,387
China Railway Group Ltd.:
(A Shares)	82,400	88,053
(H Shares)	204,000	142,874
China Railway Signal & Communications Corp. (A Shares)	1,988	1,294
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	3,000	16,694
China Shenhua Energy Co. Ltd.:
(A Shares)	7,300	33,833
(H Shares)	206,500	659,738
China Southern Airlines Ltd.:
(A Shares) (a)	56,300	55,128
(H Shares) (a)	56,000	31,275
China State Construction Engineering Corp. Ltd. (A Shares)	125,500	118,771
China Suntien Green Energy Corp. Ltd. (H Shares)	81,000	45,726
China Three Gorges Renewables Group Co. Ltd. (A Shares)	85,900	75,101
China Tower Corp. Ltd. (H Shares) (b)	2,444,000	285,238
China TransInfo Technology Co. Ltd. (A Shares)	8,200	10,533
China United Network Communications Ltd. (A Shares)	73,700	39,130
China Vanke Co. Ltd.:
(A Shares)	4,700	13,763
(H Shares)	124,900	294,514
China Yangtze Power Co. Ltd. (A Shares)	83,200	285,058
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	1,300	20,616
China Zheshang Bank Co. Ltd.	37,700	18,833
Chongqing Brewery Co. Ltd. (A Shares) (a)	1,300	24,474
Chongqing Changan Automobile Co. Ltd. (A Shares)	17,460	27,308
Chongqing Fuling Zhacai Group Co. Ltd. Group (A Shares)	2,900	15,221
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	119,000	46,208
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	5,100	72,582
CITIC Securities Co. Ltd.:
(A Shares)	21,625	63,742
(H Shares)	174,225	382,796
CNGR Advanced Material Co. Ltd.	1,300	16,334
CNNC Hua Yuan Titanium Dioxide Co. Ltd. (A Shares)	5,200	5,731
Contemporary Amperex Technology Co. Ltd.	7,100	432,640
COSCO Shipping Development Co. Ltd. (A Shares)	20,100	9,319
COSCO Shipping Energy Transportation Co. Ltd. (A Shares)	14,900	17,695
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	46,470	100,018
(H Shares)	172,050	267,669
CRRC Corp. Ltd.:
(A Shares)	86,000	65,420
(H Shares)	330,000	122,426
CSC Financial Co. Ltd. (A Shares)	11,900	38,393
Daan Gene Co. Ltd.	6,636	18,024
Daqin Railway Co. Ltd. (A Shares)	34,100	34,277
DaShenLin Pharmaceutical Group Co. Ltd.	1,800	7,155
DHC Software Co. Ltd. (A Shares)	13,100	11,419
Do-Fluoride New Materials Co. Ltd. (A Shares)	2,000	9,425
Dong E-E-Jiao Co. Ltd. (A Shares)	2,200	10,030
Dongfang Electric Corp. Ltd. (A Shares)	7,600	14,326
Dongfeng Motor Group Co. Ltd. (H Shares)	162,000	118,178
Dongxing Securities Co. Ltd. (A Shares)	7,700	9,513
East Money Information Co. Ltd. (A Shares)	38,150	129,664
Ecovacs Robotics Co. Ltd. Class A	1,300	21,044
ENN Natural Gas Co. Ltd. (A Shares)	6,000	14,795
Eve Energy Co. Ltd. (A shares)	5,871	57,284
Everbright Securities Co. Ltd. (A Shares)	10,600	18,115
Fangda Carbon New Material Co. Ltd. (A Shares)	11,940	12,661
FAW Jiefang Group Co. Ltd. (A Shares)	7,300	8,911
First Capital Securities Co. Ltd. (A Shares)	14,400	11,974
Flat Glass Group Co. Ltd.	9,000	32,182
Flat Glass Group Co. Ltd. (A Shares)	12,000	72,738
Focus Media Information Technology Co. Ltd. (A Shares)	49,200	43,066
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	11,594	142,118
Founder Securities Co. Ltd. (A Shares)	22,000	20,215
Foxconn Industrial Internet Co. Ltd. (A Shares)	16,900	24,213
Fujian Sunner Development Co. Ltd. A Shares (a)	3,700	9,076
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	2,500	13,334
(H Shares) (b)	37,600	153,622
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	400	20,280
Ganfeng Lithium Co. Ltd. (A Shares)	7,900	130,593
GCL System Integration Technology Co. Ltd. (a)	16,400	6,770
GD Power Development Co. Ltd. (A Shares)	47,900	21,718
GEM Co. Ltd. (A Shares)	13,600	13,742
Gemdale Corp. (A Shares)	13,100	28,347
GF Securities Co. Ltd.:
(A Shares)	9,600	23,034
(H Shares)	74,400	92,989
Giant Network Group Co. Ltd. (A Shares)	17,500	21,699
Gigadevice Semiconductor Beijing, Inc. (A Shares)	1,740	32,278
Ginlong Technologies Co. Ltd. (A Shares)	700	20,212
GoerTek, Inc. (A Shares)	10,500	55,067
Gotion High-tech Co. Ltd. (A Shares) (a)	5,400	21,658
Great Wall Motor Co. Ltd.:
(A Shares)	8,300	30,799
(H Shares)	173,500	242,974
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	9,200	43,195
Greenland Holdings Corp. Ltd. (A Shares)	27,155	19,685
GRG Banking Equipment Co. Ltd. (A Shares)	5,500	7,054
Guangdong Haid Group Co. Ltd. (A Shares)	5,400	50,161
Guangdong Kinlong Hardware Products Co. Ltd. (A Shares)	900	10,525
Guanghui Energy Co. Ltd. (A Shares) (a)	17,900	23,940
Guangzhou Automobile Group Co. Ltd.	17,400	31,769
Guangzhou Automobile Group Co. Ltd. (H Shares)	134,000	113,618
Guangzhou Baiyunshan Pharma Health (A Shares)	3,500	15,333
Guangzhou Haige Communications Group (A Shares)	3,300	4,502
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	1,300	15,937
Guangzhou R&F Properties Co. Ltd. (H Shares)	79,400	29,475
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	1,900	21,977
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	2,680	29,966
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	10,205	11,285
Guolian Securities Co. Ltd.	6,400	8,969
Guosen Securities Co. Ltd. (A Shares)	16,400	23,878
Guotai Junan Securities Co. Ltd.:
(A Shares)	11,200	24,522
(H Shares) (b)	19,800	25,549
Guoyuan Securities Co. Ltd. (A Shares)	6,110	5,535
Haier Smart Home Co. Ltd.	125,600	443,719
Haier Smart Home Co. Ltd. (A Shares)	14,900	57,783
Haitong Securities Co. Ltd. (H Shares)	218,000	152,245
Hangzhou First Applied Material Co. Ltd. (A Shares)	2,580	35,727
Hangzhou Great Star Industrial Co. Ltd. (A Shares) (a)	2,800	6,498
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	2,100	8,249
Hangzhou Robam Appliances Co. Ltd. (A Shares)	3,100	14,391
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	4,600	28,657
Hangzhou Tigermed Consulting Co. Ltd.:
(A Shares)	1,700	22,772
(H Shares) (b)	5,000	48,457
Hefei Meiya Optoelectronic Technology, Inc. (A Shares)	1,800	6,132
Heilongjiang Agriculture Co. Ltd. (A Shares)	5,300	11,242
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	7,700	34,486
Hengli Petrochemical Co. Ltd. (A Shares)	18,800	58,975
Hengtong Optic-electric Co. Ltd. (A Shares)	9,100	13,756
Hengyi Petrochemical Co. Ltd. (A Shares)	10,900	12,524
Hesteel Co. Ltd. (A Shares)	30,300	10,623
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	1,400	17,226
Hongfa Technology Co. Ltd. (A Shares)	2,000	14,543
Hoshine Silicon Industry Co. Ltd. (A Shares)	1,200	14,284
Huadian Power International Corp. Ltd.:
(A Shares)	2,800	1,574
(H Shares)	26,000	9,023
Huadong Medicine Co. Ltd. (A Shares)	4,900	25,071
Huafon Chemical Co. Ltd. (A Shares)	13,300	15,543
Huagong Tech Co. Ltd. (A Shares)	2,800	7,063
Hualan Biological Engineer, Inc. (A Shares)	5,110	12,817
Huaneng Power International, Inc.:
(A Shares)	17,300	18,880
(H Shares)	216,000	108,506
Huatai Securities Co. Ltd.:
(A Shares)	16,700	33,384
(H Shares) (b)	108,200	148,714
HUAXI Securities Co. Ltd.	3,000	3,145
Huaxia Bank Co. Ltd. (A Shares)	27,600	22,678
Huaxin Cement Co. Ltd. (A Shares)	4,000	13,172
Huayu Automotive Systems Co. Ltd. (A Shares)	8,200	24,108
Hubei Xingfa Chemicals Group Co. Ltd. (A Shares)	3,000	14,378
Huizhou Desay SV Automotive Co. Ltd.	1,300	23,231
Humanwell Healthcare Group Co. Ltd. (A Shares)	5,400	12,711
Hunan Valin Steel Co. Ltd. (A Shares)	20,300	17,739
Hundsun Technologies, Inc. (A Shares)	4,622	26,486
iFlytek Co. Ltd. (A Shares)	7,400	40,955
IMEIK Technology Development Co. Ltd. (A Shares)	600	46,521
Industrial & Commercial Bank of China Ltd.:
(A Shares)	386,300	278,598
(H Shares)	2,881,000	1,736,686
Industrial Bank Co. Ltd. (A Shares)	61,700	189,671
Industrial Securities Co. Ltd. (A Shares)	17,900	17,466
Ingenic Semiconductor Co. Ltd. (A Shares)	1,300	14,424
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	19,100	110,653
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	124,700	35,147
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	25,400	16,689
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	9,700	12,337
Inspur Electronic Information Industry Co. Ltd. (A Shares)	4,045	14,989
Intco Medical Technology Co. Ltd. (A Shares)	1,750	7,583
JA Solar Technology Co. Ltd. (A Shares)	5,100	62,048
Jafron Biomedical Co. Ltd. (A Shares)	2,400	14,935
Jason Furniture Hangzhou Co. Ltd. (A Shares)	1,600	13,986
JCET Group Co. Ltd. (A Shares)	5,100	16,465
Jiangsu Eastern Shenghong Co. Ltd.	12,800	23,521
Jiangsu Expressway Co. Ltd. (H Shares)	72,000	71,134
Jiangsu Hengli Hydraulic Co. Ltd.	3,576	24,674
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	18,032	80,072
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	3,300	22,229
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	4,600	109,758
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	700	13,821
Jiangsu Yoke Technology Co. Ltd. (A Shares)	1,200	8,080
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	2,500	8,986
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	8,400	20,515
Jiangxi Copper Co. Ltd.:
(A Shares)	3,400	8,905
(H Shares)	73,000	114,188
Jiangxi Zhengbang Technology Co. Ltd. (A Shares)	9,700	8,499
Jinke Properties Group Co. Ltd. (A Shares)	24,300	16,444
JiuGui Liquor Co. Ltd. (A Shares)	1,200	27,007
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	6,300	10,567
Joinn Laboratories China Co. Ltd. (A Shares)	1,000	14,922
Jointown Pharmaceutical Group (A Shares)	7,200	13,925
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	2,700	10,150
Juewei Food Co. Ltd.	1,800	11,881
Kangmei Pharmaceutical Co. Ltd. (A Shares)	1,617	628
Kingfa Sci & Tech Co. Ltd. (A Shares)	6,900	8,589
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	5,800	11,554
Kunlun Tech Co. Ltd. (A Shares)	5,700	12,275
Kweichow Moutai Co. Ltd. (A Shares)	3,800	1,048,712
Lakala Payment Co. Ltd. (A Shares)	3,500	9,375
Laobaixing Pharmacy Chain JSC (A Shares)	1,360	6,592
Lb Group Co. Ltd. (A Shares)	6,400	17,541
Lens Technology Co. Ltd. (A Shares)	14,100	21,449
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	5,000	12,821
Leyard Optoelectronic Co. Ltd. (A Shares)	7,300	6,552
Lingyi iTech Guangdong Co. (A Shares) (a)	18,400	11,792
Livzon Pharmaceutical Group, Inc. (A Shares)	2,000	10,032
LONGi Green Energy Technology Co. Ltd.	16,180	163,579
Luoyang Xinqianglian Slewing Bearing Co. Ltd. (A Shares)	400	7,260
Luxi Chemical Group Co. Ltd. (c)	6,400	17,626
Luxshare Precision Industry Co. Ltd. (A Shares)	21,293	98,425
Luzhou Laojiao Co. Ltd. (A Shares)	4,400	139,181
Mango Excellent Media Co. Ltd. (A Shares)	7,000	37,479
Maxscend Microelectronics Co. Ltd. (A Shares)	940	26,041
Meinian Onehealth Healthcare Holdings Co. Ltd. (A Shares) (a)	16,500	12,392
Metallurgical Corp. China Ltd. (A Shares)	48,600	25,578
Mianyang Fulin Precision Co. Ltd. (A Shares) (a)	2,000	5,958
Ming Yang Smart Energy Group Ltd. (A Shares)	5,400	17,854
Montage Technology Co. Ltd. (A Shares)	3,394	29,575
Muyuan Foodstuff Co. Ltd. (A Shares)	16,140	126,242
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd.	3,301	12,825
Nanjing Securities Co. Ltd. (A Shares)	11,300	12,641
NARI Technology Co. Ltd. (A Shares)	17,100	81,947
National Silicon Industry Group Co. Ltd. (A Shares) (a)	5,113	15,922
NAURA Technology Group Co. Ltd.	1,600	56,873
NavInfo Co. Ltd. (A Shares) (a)	7,300	13,615
New China Life Insurance Co. Ltd.	16,200	72,638
New China Life Insurance Co. Ltd. (H Shares)	32,000	81,078
New Hope Liuhe Co. Ltd. (A Shares) (a)	16,100	33,964
Ninestar Corp. (A Shares)	4,500	27,622
Ningbo Joyson Electronic Corp. (A shares)	3,600	5,885
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	1,425	19,618
Ningbo Shanshan Co. Ltd. (A Shares)	7,100	23,483
Ningbo Tuopu Group Co. Ltd. (A Shares)	2,900	22,594
Ningxia Baofeng Energy Group Co. Ltd.	20,100	42,544
Nongfu Spring Co. Ltd. (H Shares) (b)(d)	98,200	519,667
North Industries Group Red Arrow Co. Ltd. (A Shares) (a)	3,700	11,616
Northeast Securities Co. Ltd. (A Shares)	7,600	7,470
Offcn Education Technology Co. A Shares (a)	100	69
Offshore Oil Enginering Co. Ltd. (A Shares)	15,000	9,242
OFILM Group Co. Ltd. (A Shares) (a)	8,100	6,733
Oppein Home Group, Inc. (A Shares)	1,360	23,882
Orient Securities Co. Ltd. (A Shares)	26,240	35,906
Ovctek China, Inc. (A Shares)	2,420	13,462
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	22,100	10,287
People's Insurance Co. of China Group Ltd.:
(A Shares)	65,100	42,873
(H Shares)	447,000	142,394
Perfect World Co. Ltd. (A Shares)	8,250	18,306
PetroChina Co. Ltd.:
(A Shares)	67,300	54,369
(H Shares)	1,170,000	555,392
PharmaBlock Sciences (Nanjing), Inc. (A Shares)	500	5,747
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,700	32,060
(H Shares) (b)	7,300	91,706
PICC Property & Casualty Co. Ltd. (H Shares)	388,000	396,854
Ping An Bank Co. Ltd. (A Shares)	57,500	132,489
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	50,100	335,487
(H Shares)	327,000	2,066,875
Poly Developments & Holdings (A Shares)	37,000	101,552
Postal Savings Bank of China Co. Ltd.	120,000	97,516
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	415,000	314,645
Power Construction Corp. of China Ltd. (A Shares)	49,700	57,766
Proya Cosmetics Co. Ltd. (A Shares)	500	15,212
Qingdao Rural Commercial Bank Corp. (A Shares)	8,100	4,140
Raytron Technology Co. Ltd. (A Shares)	908	4,895
Risesun Real Estate Development Co. Ltd. (A Shares)	25,400	14,380
Riyue Heavy Industry Co. Ltd. (A Shares)	3,000	7,330
Rongsheng Petrochemical Co. Ltd. (A Shares)	31,050	63,805
SAIC Motor Corp. Ltd. (A Shares)	21,100	50,529
Sailun Group Co. Ltd. A Shares	9,500	13,750
Sangfor Technologies, Inc.	1,300	17,397
Sany Heavy Industry Co. Ltd. (A Shares)	24,500	60,764
Satellite Chemical Co. Ltd. (A Shares)	4,780	25,927
SDIC Capital Co. Ltd.	16,188	15,601
SDIC Power Holdings Co. Ltd. (A Shares)	19,500	28,453
Sealand Securities Co. Ltd. (A Shares)	17,400	8,791
Seazen Holdings Co. Ltd. (A Shares)	8,200	34,287
SF Holding Co. Ltd. (A Shares)	14,500	111,786
SG Micro Corp. (A Shares)	650	27,159
Shaanxi Coal Industry Co. Ltd. (A Shares)	30,300	78,669
Shandong Buchang Pharmaceuticals Co. Ltd. (A Shares)	4,200	11,500
Shandong Gold Mining Co. Ltd.:
(A Shares)	17,740	51,522
(H Shares) (b)	21,750	40,174
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	5,660	25,634
Shandong Linglong Tyre Co. Ltd. (A Shares)	4,000	10,679
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	32,600	15,843
Shandong Sun Paper Industry JSC Ltd. (A Shares)	8,700	16,116
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	141,200	150,427
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	1,960	9,167
Shanghai Baosight Software Co. Ltd.	52,200	191,529
Shanghai Baosight Software Co. Ltd. (A Shares)	2,340	16,711
Shanghai Construction Group Co. Ltd. (A Shares)	23,498	11,462
Shanghai Electric Group Co. Ltd. (A Shares)	35,000	20,219
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	300	1,934
(H Shares)	38,500	164,708
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	199	7,384
Shanghai International Airport Co. Ltd. (A Shares) (a)	2,700	20,036
Shanghai International Port Group Co. Ltd. (A Shares)	26,100	23,293
Shanghai Jahwa United Co. Ltd. (A Shares)	1,500	7,035
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	3,300	26,635
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	1,850	26,539
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	3,480	6,691
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	270,218	247,028
Shanghai M&G Stationery, Inc. (A Shares)	2,500	18,051
Shanghai Medicilon, Inc. (A Shares)	169	9,738
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	3,900	10,337
(H Shares)	48,200	77,938
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	74,200	89,884
Shanghai Putailai New Energy Technology Co. Ltd.	1,940	34,308
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	18,600	15,142
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	6,700	9,080
Shanghai Zhangjiang High Ltd. (A Shares)	3,900	6,816
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	11,000	25,589
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	12,200	19,047
Shanxi Securities Co. Ltd. (A Shares)	11,070	8,332
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares)	17,300	15,429
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	3,660	150,223
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	15,030	31,399
Shenghe Resources Holding Co. Ltd. (A Shares)	5,500	12,947
Shengyi Technology Co. Ltd.	6,200	15,537
Shennan Circuits Co. Ltd. (A Shares)	1,240	17,713
Shenwan Hongyuan Group Co. Ltd. (A Shares)	61,700	37,911
Shenzhen Capchem Technology Co. Ltd. (A Shares)	1,100	10,986
Shenzhen Energy Group Co. Ltd. (A Shares)	13,140	11,517
Shenzhen Goodix Technology Co. Ltd. (A Shares)	1,100	9,311
Shenzhen Inovance Technology Co. Ltd. (A Shares)	7,050	60,904
Shenzhen Kaifa Technology Co. Ltd. (A Shares)	2,000	2,930
Shenzhen Kangtai Biological Products Co. Ltd.	1,900	18,519
Shenzhen Kedali Industry Co. Ltd.	600	10,941
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	3,700	174,374
Shenzhen MTC Co. Ltd. (A Shares) (a)	11,600	5,612
Shenzhen New Industries Biomedical Engineering Co. Ltd.	1,700	10,290
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	27,100	24,676
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	3,300	11,407
Shenzhen SC New Energy Technology Corp. (A Shares)	800	7,115
Shenzhen Senior Technology Material Co. Ltd. (A Shares)	3,146	9,951
Shenzhen Sunlord Electronics Co. Ltd. (A Shares)	1,400	5,266
Shenzhen Sunway Communication Co. Ltd. (A Shares)	2,900	6,366
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	1,801	22,870
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	5,940	22,023
Sichuan Chuantou Energy Co. Ltd. (A Shares)	9,400	15,624
Sichuan Hebang Biotechnology Co. Ltd. (A Shares)	23,300	11,057
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	4,400	11,258
Sichuan New Energy Power Co. Ltd. (A Shares) (a)	3,400	8,474
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	13,800	21,694
Sichuan Swellfun Co. Ltd. (A Shares)	1,300	13,776
Sichuan Yahua Industrial Group Co. Ltd. (A Shares)	3,100	12,279
Sinolink Securities Co. Ltd. (A Shares)	8,100	10,024
Sinoma Science & Technology Co. Ltd. (A Shares)	4,600	13,970
Sinopec Shanghai Petrochemical Co. Ltd.:
(A Shares)	8,500	3,972
(H Shares)	30,000	5,613
Sinopharm Group Co. Ltd. (H Shares)	73,600	169,367
Sinotrans Ltd.	5,900	3,338
Sinotrans Ltd. (H Shares)	10,000	3,022
Siyuan Electric Co. Ltd. (A Shares)	2,100	9,476
SKSHU Paint Co. Ltd. (A Shares)	1,140	12,729
Songcheng Performance Development Co. Ltd. (A Shares)	10,220	19,209
Soochow Securities Co. Ltd. (A Shares)	16,770	17,078
Southwest Securities Co. Ltd. (A Shares)	20,800	11,645
StarPower Semiconductor Ltd. (A Shares)	500	25,660
Sungrow Power Supply Co. Ltd. (A Shares)	4,700	44,315
Suning.com Co. Ltd. (A Shares) (a)	26,300	12,805
Sunwoda Electronic Co. Ltd. (A Shares)	4,800	15,826
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	4,200	10,607
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	480	24,081
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	1,600	14,609
Tangshan Jidong Cement Co. Ltd. A Shares	2,000	3,240
TBEA Co. Ltd. (A Shares)	10,200	29,536
TCL Technology Group Corp. (A Shares)	37,600	23,558
Thunder Software Technology Co. Ltd. (A Shares)	1,300	18,177
Tianfeng Securities Co. Ltd. (A Shares)	25,000	11,279
Tianjin 712 Communication & Broadcasting Co. Ltd.	1,900	7,883
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	9,900	57,713
Tianma Microelectronics Co. Ltd. (A Shares)	4,800	6,597
Tianshan Aluminum Group Co. Ltd.	12,200	12,527
Tianshui Huatian Technology Co. Ltd. (A Shares)	7,600	9,727
Tibet Summit Industrial Co. Ltd. (A Shares) (a)	2,500	7,279
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	4,900	7,347
Toly Bread Co. Ltd.	4,368	8,999
TongFu Microelectronics Co. Ltd. (A Shares)	3,400	6,729
Tongkun Group Co. Ltd. (A Shares)	6,400	14,605
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	33,000	17,193
Tongwei Co. Ltd. (A Shares)	14,200	87,218
Topchoice Medical Corp. (a)	900	17,343
Topsec Technologies Group, Inc.	3,500	4,848
Transfar Zhilian Co. Ltd.	8,400	7,960
TravelSky Technology Ltd. (H Shares)	57,000	86,080
Trina Solar Co. Ltd. (A Shares)	5,350	40,446
Tsingtao Brewery Co. Ltd.:
(A Shares)	500	6,477
(H Shares)	32,000	259,077
Unigroup Guoxin Microelectronics Co. Ltd.	1,700	46,816
Unisplendour Corp. Ltd. (A Shares)	7,420	18,968
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	2,000	3,629
Venus MedTech Hangzhou, Inc. (H Shares) (a)(b)	10,500	19,276
Walvax Biotechnology Co. Ltd. (A Shares)	4,300	34,429
Wanhua Chemical Group Co. Ltd. (A Shares)	8,900	104,097
Weichai Power Co. Ltd.:
(A Shares)	14,900	24,951
(H Shares)	118,000	164,835
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,300	9,741
Wens Foodstuffs Group Co. Ltd. (A Shares)	20,260	57,016
Western Securities Co. Ltd. (A Shares)	13,000	12,168
Western Superconducting Technologies Co. Ltd. (A Shares)	1,116	13,679
Westone Information Industry, Inc. (A Shares)	2,200	10,464
Will Semiconductor Ltd.	2,700	60,689
Wingtech Technology Co. Ltd. (A Shares)	3,400	33,347
Winning Health Technology Group Co. Ltd. (A Shares)	10,090	12,040
Wuchan Zhongda Group Co. Ltd.	14,500	10,773
Wuhan Guide Infrared Co. Ltd. (A Shares)	6,094	14,101
Wuhu Token Science Co. Ltd. (A Shares)	6,600	6,042
Wuliangye Yibin Co. Ltd. (A Shares)	11,600	282,570
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	5,140	10,009
WuXi AppTec Co. Ltd.	7,360	114,037
WuXi AppTec Co. Ltd. (H Shares) (b)	20,564	279,707
Wuxi Lead Intelligent Equipment Co. Ltd. (A Shares)	1,920	12,643
Wuxi Shangji Automation Co. Ltd. (A Shares)	800	14,627
XCMG Construction Machinery Co. Ltd. (A Shares)	21,600	16,122
Xiamen C&D, Inc. (A Shares)	8,700	18,950
Xiamen Faratronic Co. Ltd. (A Shares)	600	13,156
Xiamen Intretech, Inc.	1,620	5,002
Xiamen Tungsten Co. Ltd. (A Shares)	3,600	8,501
Xinjiang Goldwind Science & Technology Co. Ltd.:
(A Shares)	7,536	12,718
(H Shares)	55,816	79,334
Xinjiang Zhongtai Chemical Co. Ltd. (A Shares)	6,800	7,557
Yankuang Energy Group Co. Ltd.:
(A Shares)	12,100	63,231
(H Shares)	78,000	220,051
Yantai Eddie Precision Machinery Co. Ltd. (A Shares)	2,100	6,056
Yantai Jereh Oilfield Services (A Shares)	3,100	14,431
Yealink Network Technology Corp. Ltd.	2,350	27,480
Yifeng Pharmacy Chain Co. Ltd.	2,100	11,630
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	3,900	28,166
Yintai Gold Co. Ltd. (A Shares)	8,120	11,412
Yonghui Superstores Co. Ltd. (A Shares)	22,800	15,203
YongXing Special Materials Technology Co. Ltd. (A Shares)	1,100	17,003
Yonyou Network Technology Co. Ltd. (A Shares)	10,420	29,866
Youngor Group Co. Ltd. (A Shares)	5,300	5,454
Youngy Co. Ltd. (A Shares) (a)	700	10,897
YTO Express Group Co. Ltd. (A Shares)	8,500	22,932
Yuan Longping High-tech Agriculture Co. Ltd. (A Shares) (a)	3,500	8,571
Yunda Holding Co. Ltd. (A Shares)	7,480	17,297
Yunnan Aluminium Co. Ltd. (A Shares) (a)	12,100	18,859
Yunnan Baiyao Group Co. Ltd. (A Shares)	3,500	40,199
Yunnan Energy New Material Co. Ltd.	2,800	85,004
Yunnan Tin Co. Ltd. (A Shares) (a)	4,300	11,544
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	1,700	78,084
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	37,140	26,573
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	12,200	9,354
Zhejiang Chint Electric Co. Ltd. (A Shares)	7,000	34,173
Zhejiang Dahua Technology Co. Ltd. (A Shares)	7,500	18,782
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	1,600	8,943
Zhejiang Expressway Co. Ltd. (H Shares)	92,000	75,845
Zhejiang Fuchunjiang HP Co. Ltd. (A Shares)	15,500	10,435
Zhejiang HangKe Technology, Inc. Co. (A Shares)	1,109	7,260
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	5,290	12,095
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	3,800	46,781
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	3,400	25,649
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	2,500	17,673
Zhejiang Juhua Co. Ltd. (A Shares)	7,300	12,434
Zhejiang Longsheng Group Co. Ltd. (A Shares)	7,900	11,987
Zhejiang NHU Co. Ltd. (A Shares)	8,860	35,721
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	9,640	24,183
Zhejiang Semir Garment Co. Ltd. (A Shares)	8,300	8,136
Zhejiang Supor Cookware Co. Ltd.	1,700	14,098
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	2,900	10,701
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	3,400	9,718
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd.	1,200	7,407
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)	2,400	9,022
Zheshang Securities Co. Ltd.	10,400	14,349
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)	23,200	79,770
Zhongji Innolight Co. Ltd. (A Shares)	1,900	8,757
Zhongtai Securities Co. Ltd. (A Shares)	15,500	16,832
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	27,300	107,324
Zhuzhou Hongda Electronics Corp. Ltd. (A Shares)	900	6,852
Zhuzhou Kibing Group Co. Ltd. (A Shares)	8,200	13,613
Zibo Qixiang Tengda Chemical Co. Ltd. (A Shares)	7,300	7,781
Zijin Mining Group Co. Ltd.:
(A Shares)	47,800	79,074
(H Shares)	336,000	489,253
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	14,000	12,198
(H Shares)	110,600	64,668
ZTE Corp. (H Shares)	74,400	156,211

TOTAL CHINA		43,081,230

Colombia - 0.0%
Bancolombia SA	15,748	154,456
Ecopetrol SA	280,740	227,401
Grupo de Inversiones Suramerica SA	5,839	59,157
Interconexion Electrica SA ESP	26,311	144,651

TOTAL COLOMBIA		585,665

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(c)	2,304	6,295
TCS Group Holding PLC unit (c)	6,170	10,246

TOTAL CYPRUS		16,541

Czech Republic - 0.0%
CEZ A/S	8,618	369,802
Komercni Banka A/S	5,045	167,391
MONETA Money Bank A/S (b)	19,849	74,452

TOTAL CZECH REPUBLIC		611,645

Denmark - 1.7%
A.P. Moller - Maersk A/S:
Series A	166	469,886
Series B	319	923,258
Ambu A/S Series B (d)	8,472	111,512
Carlsberg A/S Series B	5,377	683,058
Chr. Hansen Holding A/S	5,649	440,112
Coloplast A/S Series B	6,501	875,871
Danske Bank A/S	36,351	557,582
Demant A/S (a)	6,178	271,483
DSV A/S	11,031	1,808,552
Genmab A/S (a)	3,568	1,254,657
GN Store Nord A/S	6,271	235,348
Novo Nordisk A/S Series B	91,234	10,421,321
Novozymes A/S Series B	11,055	770,639
ORSTED A/S (b)	10,225	1,131,197
Pandora A/S	5,258	461,686
Rockwool International A/S Series B	414	115,788
Tryg A/S	19,599	466,008
Vestas Wind Systems A/S	54,799	1,397,430

TOTAL DENMARK		22,395,388

Egypt - 0.0%
Commercial International Bank SAE	87,105	211,049
Commercial International Bank SAE sponsored GDR	26,842	60,340
Eastern Co. SAE	84,292	49,098
Fawry for Banking & Payment Technology Services SAE (a)	26,003	6,497
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)	24,368	5,061

TOTAL EGYPT		332,045

Finland - 0.7%
Elisa Corp. (A Shares)	7,725	452,850
Fortum Corp.	23,948	398,156
Kesko Oyj	15,404	387,818
Kone OYJ (B Shares)	18,411	885,158
Neste OYJ	23,278	998,831
Nokia Corp.	294,605	1,493,668
Nordea Bank ABP	173,282	1,727,636
Orion Oyj (B Shares)	5,777	226,588
Sampo Oyj (A Shares)	26,842	1,303,379
Stora Enso Oyj (R Shares)	33,938	667,883
UPM-Kymmene Corp.	29,589	1,023,551
Wartsila Corp.	25,810	207,250

TOTAL FINLAND		9,772,768

France - 6.4%
Accor SA (a)	9,017	296,241
Aeroports de Paris SA (a)	1,573	222,501
Air Liquide SA	25,663	4,439,914
Alstom SA	17,670	388,394
Amundi SA (b)	3,259	195,964
Arkema SA	3,314	377,612
AXA SA	104,874	2,774,446
bioMerieux SA	2,221	211,443
BNP Paribas SA	60,811	3,153,135
Bollore SA	44,245	206,466
Bouygues SA	11,655	400,737
Bureau Veritas SA	17,009	488,613
Capgemini SA	8,716	1,774,395
Carrefour SA	33,934	719,657
CNP Assurances	10,277	225,832
Compagnie de St. Gobain	27,344	1,595,200
Compagnie Generale des Etablissements Michelin SCA Series B	9,200	1,139,512
Covivio	2,730	194,424
Credit Agricole SA	68,524	739,927
Danone SA	35,292	2,134,151
Dassault Aviation SA	1,423	238,787
Dassault Systemes SA	35,884	1,586,947
Edenred SA	13,586	682,318
EDF SA	31,576	287,059
Eiffage SA	4,142	409,017
Engie SA	97,811	1,154,217
EssilorLuxottica SA	15,558	2,648,716
Eurazeo SA	2,191	168,354
Faurecia SA	6,895	149,883
Gecina SA	2,260	254,585
Getlink SE	22,252	407,192
Hermes International SCA	1,715	2,114,693
Ipsen SA	1,983	205,565
Kering SA	4,060	2,160,214
Klepierre SA	10,275	245,939
L'Oreal SA	13,682	4,977,648
La Francaise des Jeux SAEM (b)	5,121	191,223
Legrand SA	14,741	1,306,262
LVMH Moet Hennessy Louis Vuitton SE	15,034	9,729,032
Orange SA	107,402	1,278,663
Orpea	2,543	90,944
Pernod Ricard SA	11,488	2,370,942
Publicis Groupe SA	12,030	722,242
Remy Cointreau SA	1,222	242,242
Renault SA (a)	10,034	245,167
Safran SA	18,484	1,985,153
Sanofi SA	61,614	6,512,288
Sartorius Stedim Biotech	1,503	491,825
Schneider Electric SA	29,401	4,218,135
SEB SA	1,477	177,369
Societe Generale Series A	44,790	1,076,485
Sodexo SA	4,620	347,542
Teleperformance	3,192	1,145,644
Thales SA	6,297	806,173
TotalEnergies SE	135,933	6,674,715
Ubisoft Entertainment SA (a)	4,800	217,022
Valeo SA	11,768	213,955
Veolia Environnement SA	35,026	1,021,939
VINCI SA	29,027	2,816,602
Vivendi SA	39,619	455,047
Wendel SA	1,212	120,757
Worldline SA (a)(b)	12,660	498,098

TOTAL FRANCE		84,325,164

Germany - 4.6%
adidas AG	10,329	2,082,938
Allianz SE	22,117	4,990,350
BASF AG	49,768	2,620,930
Bayer AG	53,248	3,507,501
Bayerische Motoren Werke AG (BMW)	16,856	1,376,559
Bechtle AG	4,295	198,471
Beiersdorf AG	5,682	570,703
Brenntag SE	8,328	642,617
Carl Zeiss Meditec AG	2,244	281,857
Commerzbank AG (a)	57,821	377,474
Continental AG	6,016	412,343
Covestro AG (b)	10,824	466,033
Daimler Truck Holding AG (a)	22,459	604,029
Delivery Hero AG (a)(b)	8,902	312,932
Deutsche Bank AG	113,110	1,131,025
Deutsche Borse AG	10,329	1,798,223
Deutsche Lufthansa AG (a)	34,537	256,941
Deutsche Post AG	54,200	2,315,559
Deutsche Telekom AG	175,817	3,238,753
E.ON AG	120,422	1,253,227
Evonik Industries AG	11,799	308,619
Fresenius Medical Care AG & Co. KGaA	11,027	685,735
Fresenius SE & Co. KGaA	22,497	795,223
GEA Group AG	8,446	328,773
Hannover Reuck SE	3,312	514,786
HeidelbergCement AG	8,926	514,204
HelloFresh AG (a)	9,205	388,030
Henkel AG & Co. KGaA	4,729	300,108
Infineon Technologies AG	71,703	2,035,162
KION Group AG	3,993	222,114
Knorr-Bremse AG	3,847	274,347
Lanxess AG	5,049	195,174
LEG Immobilien AG	3,863	396,075
Mercedes-Benz Group AG (Germany)	46,438	3,241,428
Merck KGaA	6,968	1,292,755
MTU Aero Engines AG	2,908	586,444
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,567	1,802,011
Nemetschek Se	2,981	236,555
Puma AG	5,788	425,873
Rational AG	281	171,423
RWE AG	34,609	1,436,945
SAP SE	56,560	5,732,130
Scout24 AG (b)	4,590	290,310
Siemens AG	41,501	5,102,755
Siemens Energy AG	22,001	423,789
Siemens Healthineers AG (b)	15,539	830,870
Symrise AG	7,236	861,043
TeamViewer AG (a)(b)	222	2,664
Telefonica Deutschland Holding AG	55,568	167,122
Uniper SE	4,573	117,547
United Internet AG	5,364	172,565
Volkswagen AG	1,743	377,990
Vonovia SE	39,352	1,567,823
Zalando SE (a)(b)	11,880	467,434

TOTAL GERMANY		60,704,291

Greece - 0.1%
Alpha Bank SA (a)	125,291	141,033
Eurobank Ergasias Services and Holdings SA (a)	123,036	127,163
Ff Group (a)(c)	256	324
Hellenic Telecommunications Organization SA	11,428	219,853
Jumbo SA	4,961	80,407
OPAP SA	9,709	143,911
Public Power Corp. of Greece (a)	9,513	76,164

TOTAL GREECE		788,855

Hong Kong - 1.7%
AIA Group Ltd.	655,800	6,442,422
Beijing Enterprises Holdings Ltd.	23,000	77,755
BOC Hong Kong (Holdings) Ltd.	201,500	729,402
BYD Electronic International Co. Ltd.	49,500	98,671
China Everbright International Ltd.	214,888	126,133
China Everbright Ltd.	4,000	3,833
China Jinmao Holdings Group Ltd.	268,000	88,080
China Merchants Holdings International Co. Ltd.	76,131	132,909
China Overseas Land and Investment Ltd.	208,500	644,115
China Power International Development Ltd.	278,805	134,807
China Resources Beer Holdings Co. Ltd.	82,000	481,655
China Resources Pharmaceutical Group Ltd. (b)	17,500	9,222
China Resources Power Holdings Co. Ltd.	108,000	203,076
China Taiping Insurance Group Ltd.	78,400	89,632
China Traditional Chinese Medicine Holdings Co. Ltd.	132,000	64,313
CITIC Pacific Ltd.	329,000	340,354
CLP Holdings Ltd.	91,500	892,892
CSPC Pharmaceutical Group Ltd.	501,760	512,973
Far East Horizon Ltd.	73,000	59,545
Fosun International Ltd.	156,500	164,934
Galaxy Entertainment Group Ltd.	112,000	639,091
Ganfeng Lithium Co. Ltd. (H Shares) (b)	8,900	106,526
Guangdong Investment Ltd.	160,000	204,855
Hang Lung Properties Ltd.	104,000	198,907
Hang Seng Bank Ltd.	41,500	734,777
Henderson Land Development Co. Ltd.	76,010	307,386
Hong Kong & China Gas Co. Ltd.	605,865	668,221
Hong Kong Exchanges and Clearing Ltd.	65,449	2,776,280
Hua Hong Semiconductor Ltd. (a)(b)	27,000	104,848
Lenovo Group Ltd.	404,000	392,285
Link (REIT)	115,058	993,846
MMG Ltd. (a)	164,000	69,155
MTR Corp. Ltd.	86,445	459,292
New World Development Co. Ltd.	80,267	307,005
Power Assets Holdings Ltd.	80,500	541,666
Shenzhen Investment Ltd.	13,881	2,995
Sino Land Ltd.	184,824	244,297
Sinotruk Hong Kong Ltd.	34,000	41,124
Sun Art Retail Group Ltd.	84,000	26,075
Sun Hung Kai Properties Ltd.	69,000	794,679
Swire Pacific Ltd. (A Shares)	23,000	131,006
Swire Properties Ltd.	55,400	132,769
Techtronic Industries Co. Ltd.	75,000	1,001,108
Wharf Holdings Ltd.	73,000	213,883
Yuexiu Property Co. Ltd.	74,800	77,830

TOTAL HONG KONG		22,466,629

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	21,182	180,689
OTP Bank PLC	12,462	375,439
Richter Gedeon PLC	8,057	160,697

TOTAL HUNGARY		716,825

India - 3.8%
ACC Ltd.	4,475	135,206
Adani Enterprises Ltd.	13,815	417,723
Adani Green Energy Ltd. (a)	20,991	784,568
Adani Ports & Special Economic Zone Ltd.	26,256	291,333
Adani Total Gas Ltd. (a)	14,995	475,818
Adani Transmissions Ltd. (a)	14,369	518,981
Ambuja Cements Ltd.	47,206	228,133
Apollo Hospitals Enterprise Ltd.	5,103	295,141
Asian Paints Ltd.	20,548	865,096
Aurobindo Pharma Ltd.	19,117	156,123
Avenue Supermarts Ltd. (a)(b)	8,710	445,632
Axis Bank Ltd. (a)	123,426	1,162,075
Bajaj Auto Ltd.	3,464	167,926
Bajaj Finance Ltd.	14,510	1,249,279
Bajaj Finserv Ltd.	1,997	384,413
Balkrishna Industries Ltd.	4,401	122,403
Bandhan Bank Ltd. (b)	38,283	165,808
Berger Paints India Ltd.	11,152	104,437
Bharat Electronics Ltd.	62,503	193,215
Bharat Forge Ltd.	10,647	96,693
Bharat Petroleum Corp. Ltd.	45,222	212,556
Bharti Airtel Ltd. (a)	133,520	1,279,885
Biocon Ltd. (a)	27,255	130,572
Britannia Industries Ltd.	5,899	251,452
Cholamandalam Investment and Finance Co. Ltd.	22,198	212,335
Cipla Ltd./India (a)	24,518	312,548
Coal India Ltd.	89,861	212,829
Colgate-Palmolive Ltd.	6,821	147,019
Container Corp. of India Ltd.	15,107	126,449
Dabur India Ltd.	33,034	238,857
Divi's Laboratories Ltd.	6,926	404,944
DLF Ltd.	38,327	184,439
Dr. Reddy's Laboratories Ltd.	6,081	327,109
Eicher Motors Ltd.	7,214	245,803
GAIL India Ltd.	88,193	182,103
Godrej Consumer Products Ltd. (a)	18,852	190,946
Godrej Properties Ltd. (a)	7,362	149,555
Grasim Industries Ltd.	15,858	348,038
Havells India Ltd.	12,880	219,320
HCL Technologies Ltd.	57,914	810,194
HDFC Asset Management Co. Ltd. (b)	2,491	65,878
HDFC Standard Life Insurance Co. Ltd. (b)	48,584	367,939
Hero Motocorp Ltd.	6,363	206,449
Hindalco Industries Ltd.	84,884	527,827
Hindustan Petroleum Corp. Ltd.	38,113	133,791
Hindustan Unilever Ltd.	44,296	1,285,407
Housing Development Finance Corp. Ltd.	92,087	2,653,678
ICICI Bank Ltd.	276,803	2,657,710
ICICI Lombard General Insurance Co. Ltd. (b)	10,301	171,016
ICICI Prudential Life Insurance Co. Ltd. (b)	20,303	138,481
Indian Oil Corp. Ltd.	109,067	177,714
Indian Railway Catering & Tourism Corp. Ltd.	13,081	125,754
Indraprastha Gas Ltd.	12,594	57,698
Indus Towers Ltd.	31,463	85,433
Info Edge India Ltd.	3,955	238,042
Infosys Ltd.	181,970	3,683,564
InterGlobe Aviation Ltd. (a)(b)	5,368	129,121
Ipca Laboratories Ltd.	68	896
ITC Ltd.	156,502	526,839
JSW Steel Ltd.	44,731	420,498
Jubilant Foodworks Ltd.	24,505	172,840
Kotak Mahindra Bank Ltd. (a)	30,424	704,684
Larsen & Toubro Infotech Ltd. (b)	2,608	163,058
Larsen & Toubro Ltd.	37,005	812,297
Lupin Ltd.	10,694	103,524
Mahindra & Mahindra Ltd.	44,530	532,837
Marico Ltd.	27,633	187,588
Maruti Suzuki India Ltd.	7,118	712,049
MindTree Consulting Ltd.	3,435	156,994
Motherson Sumi Systems Ltd.	57,854	103,214
Mphasis BFL Ltd.	4,224	154,922
MRF Ltd.	102	96,361
Muthoot Finance Ltd.	5,429	88,921
Nestle India Ltd.	1,659	395,070
NTPC Ltd.	249,587	505,976
Oil & Natural Gas Corp. Ltd.	145,418	301,001
Page Industries Ltd.	283	167,610
Petronet LNG Ltd.	33,223	87,956
PI Industries Ltd.	3,830	141,530
Pidilite Industries Ltd.	7,947	250,900
Piramal Enterprises Ltd.	6,643	185,842
Power Grid Corp. of India Ltd.	160,426	474,825
Rec Ltd.	361	595
Reliance Industries Ltd.	154,322	5,584,707
SBI Cards & Payment Services Ltd.	13,606	146,585
SBI Life Insurance Co. Ltd. (b)	23,788	341,247
Shree Cement Ltd.	597	200,626
Shriram Transport Finance Co. Ltd.	10,813	167,760
Siemens Ltd.	3,197	94,095
SRF Ltd.	7,734	251,225
State Bank of India	98,467	631,653
Sun Pharmaceutical Industries Ltd.	44,600	538,473
Tata Consultancy Services Ltd.	49,644	2,285,245
Tata Consumer Products Ltd.	31,194	333,840
Tata Motors Ltd. (a)	87,696	495,667
Tata Power Co. Ltd./The	72,547	227,030
Tata Steel Ltd.	39,517	648,052
Tech Mahindra Ltd.	32,746	534,166
Titan Co. Ltd.	19,008	605,785
Torrent Pharmaceuticals Ltd.	2,387	87,272
Trent Ltd.	10,274	163,161
Ultratech Cement Ltd.	5,786	497,708
United Spirits Ltd. (a)	15,347	171,854
UPL Ltd. (a)	26,931	287,195
Vedanta Ltd.	60,857	319,740
Wipro Ltd.	69,244	454,410
Yes Bank Ltd. (a)	681,903	120,592
Zomato Ltd. (a)	78,948	73,124

TOTAL INDIA		49,862,497

Indonesia - 0.6%
PT Adaro Energy Tbk	784,300	179,193
PT Aneka Tambang Tbk	468,600	83,744
PT Astra International Tbk	1,141,000	595,763
PT Bank Central Asia Tbk	3,058,400	1,715,370
PT Bank Jago Tbk (a)	233,600	187,636
PT Bank Mandiri (Persero) Tbk	1,054,300	647,377
PT Bank Negara Indonesia (Persero) Tbk	427,800	270,220
PT Bank Rakyat Indonesia (Persero) Tbk	3,763,510	1,253,953
PT Barito Pacific Tbk	1,619,400	94,625
PT Charoen Pokphand Indonesia Tbk	403,500	143,047
PT Gudang Garam Tbk	21,100	44,647
PT Indah Kiat Pulp & Paper Tbk	126,500	65,930
PT Indocement Tunggal Prakarsa Tbk	96,400	69,473
PT Indofood CBP Sukses Makmur Tbk	138,300	72,756
PT Indofood Sukses Makmur Tbk	267,300	116,316
PT Kalbe Farma Tbk	1,353,100	152,766
PT Merdeka Copper Gold Tbk (a)	680,961	248,161
PT Sarana Menara Nusantara Tbk	1,370,700	95,435
PT Semen Gresik (Persero) Tbk	166,700	73,560
PT Telkom Indonesia Persero Tbk	2,726,000	867,852
PT Tower Bersama Infrastructure Tbk	469,600	97,502
PT Unilever Indonesia Tbk	421,700	112,874
PT United Tractors Tbk	94,000	196,150

TOTAL INDONESIA		7,384,350

Ireland - 0.4%
CRH PLC	38,013	1,502,459
CRH PLC sponsored ADR	3,658	144,784
DCC PLC (United Kingdom)	5,365	406,501
Flutter Entertainment PLC (a)	1,649	166,560
Flutter Entertainment PLC (Ireland) (a)	7,510	754,676
James Hardie Industries PLC CDI	24,366	702,430
Kerry Group PLC Class A	8,593	948,364
Kingspan Group PLC (Ireland)	8,346	776,905
Smurfit Kappa Group PLC	12,594	532,169

TOTAL IRELAND		5,934,848

Isle of Man - 0.1%
Entain PLC (a)	31,082	584,041
NEPI Rockcastle PLC	23,690	144,948

TOTAL ISLE OF MAN		728,989

Israel - 0.4%
Azrieli Group	1,950	168,778
Bank Hapoalim BM (Reg.)	60,310	563,182
Bank Leumi le-Israel BM	78,438	829,249
Check Point Software Technologies Ltd. (a)	5,731	723,768
CyberArk Software Ltd. (a)	2,169	340,837
Elbit Systems Ltd. (Israel)	1,449	316,055
Icl Group Ltd.	38,288	422,900
InMode Ltd. (a)	2,286	57,401
Israel Discount Bank Ltd. (Class A)	65,802	392,171
Kornit Digital Ltd. (a)	2,514	167,181
Mizrahi Tefahot Bank Ltd.	7,544	281,290
NICE Ltd. (a)	3,126	643,456
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	59,681	519,822
Wix.com Ltd. (a)	3,138	236,793

TOTAL ISRAEL		5,662,883

Italy - 1.1%
Amplifon SpA	6,548	261,232
Assicurazioni Generali SpA	59,309	1,122,903
Atlantia SpA	26,143	623,655
DiaSorin SpA	1,289	168,848
Enel SpA	437,597	2,845,647
Eni SpA	136,712	1,911,068
FinecoBank SpA	34,422	478,513
Infrastrutture Wireless Italiane SpA (b)	17,930	191,319
Intesa Sanpaolo SpA	914,025	1,862,525
Mediobanca SpA	35,495	355,761
Moncler SpA	11,044	575,323
Nexi SpA (a)(b)	26,927	264,098
Poste Italiane SpA (b)	27,206	266,595
Prysmian SpA	14,163	460,650
Recordati SpA	5,673	273,373
Snam SpA	105,448	578,340
Telecom Italia SpA	572,552	167,197
Terna - Rete Elettrica Naziona	75,183	613,199
UniCredit SpA	116,197	1,075,412

TOTAL ITALY		14,095,658

Japan - 13.3%
Advantest Corp.	11,100	757,554
AEON Co. Ltd. (d)	36,400	691,791
AGC, Inc.	10,500	393,639
Aisin Seiki Co. Ltd.	8,000	232,405
Ajinomoto Co., Inc.	25,400	659,931
Ana Holdings, Inc. (a)	7,300	137,610
Asahi Group Holdings	24,600	927,244
ASAHI INTECC Co. Ltd.	11,300	218,360
Asahi Kasei Corp.	67,100	550,535
Astellas Pharma, Inc.	101,200	1,540,843
Azbil Corp.	6,500	197,354
Bandai Namco Holdings, Inc.	10,800	731,192
Benefit One, Inc.	4,400	66,715
Bridgestone Corp.	31,200	1,143,595
Brother Industries Ltd.	12,300	213,769
Canon, Inc.	54,500	1,254,000
Capcom Co. Ltd.	9,300	245,400
Central Japan Railway Co.	7,600	956,727
Chiba Bank Ltd.	29,300	168,864
Chubu Electric Power Co., Inc.	34,600	349,289
Chugai Pharmaceutical Co. Ltd.	36,600	1,096,725
Concordia Financial Group Ltd.	56,600	205,973
Cosmos Pharmaceutical Corp.	1,200	110,625
CyberAgent, Inc.	20,400	215,523
Dai Nippon Printing Co. Ltd.	12,100	252,866
Dai-ichi Mutual Life Insurance Co.	54,100	1,083,299
Daifuku Co. Ltd.	5,500	338,188
Daiichi Sankyo Kabushiki Kaisha	95,100	2,394,515
Daikin Industries Ltd.	13,500	2,063,039
Daito Trust Construction Co. Ltd.	3,300	317,829
Daiwa House Industry Co. Ltd.	29,900	718,802
Daiwa House REIT Investment Corp.	121	294,514
Daiwa Securities Group, Inc.	79,300	388,659
DENSO Corp.	23,600	1,438,308
Dentsu Group, Inc.	11,200	403,667
Disco Corp.	1,600	391,601
East Japan Railway Co.	16,000	834,349
Eisai Co. Ltd.	12,700	553,097
ENEOS Holdings, Inc.	166,900	587,257
FANUC Corp.	10,400	1,593,572
Fast Retailing Co. Ltd.	3,200	1,473,300
Fuji Electric Co. Ltd.	6,800	298,185
FUJIFILM Holdings Corp.	19,700	1,082,934
Fujitsu Ltd.	10,700	1,617,296
GLP J-REIT	233	314,404
GMO Payment Gateway, Inc.	2,200	184,580
Hakuhodo DY Holdings, Inc.	12,000	141,619
Hamamatsu Photonics K.K.	7,800	348,997
Hankyu Hanshin Holdings, Inc.	11,700	308,782
Hikari Tsushin, Inc.	1,100	128,803
Hino Motors Ltd.	16,600	85,689
Hirose Electric Co. Ltd.	1,910	242,329
Hitachi Construction Machinery Co. Ltd.	5,500	124,527
Hitachi Ltd.	52,600	2,494,632
Hitachi Metals Ltd. (a)	12,700	198,180
Honda Motor Co. Ltd.	88,700	2,333,125
Hoshizaki Corp.	3,300	209,030
Hoya Corp.	20,100	1,994,767
Hulic Co. Ltd.	17,500	147,759
Ibiden Co. Ltd.	5,500	205,545
Idemitsu Kosan Co. Ltd.	11,366	299,552
Iida Group Holdings Co. Ltd.	7,500	119,285
INPEX Corp.	56,100	667,488
Isuzu Motors Ltd.	31,300	365,139
ITO EN Ltd.	2,900	119,177
Itochu Corp.	64,300	1,940,637
ITOCHU Techno-Solutions Corp.	5,200	121,762
Japan Airlines Co. Ltd. (a)	6,600	108,963
Japan Exchange Group, Inc.	28,000	416,931
Japan Post Bank Co. Ltd.	21,300	160,693
Japan Post Holdings Co. Ltd.	132,600	929,773
Japan Post Insurance Co. Ltd.	10,900	176,251
Japan Real Estate Investment Corp.	71	343,630
Japan Retail Fund Investment Corp.	380	302,035
Japan Tobacco, Inc.	62,700	1,066,640
JFE Holdings, Inc.	26,600	325,285
JSR Corp.	11,200	304,137
Kajima Corp.	24,400	271,925
Kakaku.com, Inc.	6,800	142,404
Kansai Electric Power Co., Inc.	38,200	334,861
Kansai Paint Co. Ltd.	9,400	129,456
Kao Corp.	26,500	1,062,080
KDDI Corp.	87,300	2,890,913
Keio Corp.	5,200	199,433
Keisei Electric Railway Co.	7,100	174,088
Keyence Corp.	10,600	4,261,245
Kikkoman Corp.	8,000	449,609
Kintetsu Group Holdings Co. Ltd. (a)	9,000	258,041
Kirin Holdings Co. Ltd.	44,200	644,335
Kobayashi Pharmaceutical Co. Ltd.	3,100	211,404
Kobe Bussan Co. Ltd.	7,200	175,531
Koei Tecmo Holdings Co. Ltd.	3,290	100,888
Koito Manufacturing Co. Ltd.	5,400	198,151
Komatsu Ltd.	47,500	1,069,058
Konami Holdings Corp.	5,100	313,616
Kose Corp.	2,000	205,322
Kubota Corp.	55,700	946,269
Kurita Water Industries Ltd.	5,200	177,405
Kyocera Corp.	17,700	929,373
Kyowa Hakko Kirin Co., Ltd.	14,000	295,075
Lasertec Corp.	4,100	547,766
Lawson, Inc.	2,900	106,663
Lion Corp.	11,800	121,581
LIXIL Group Corp.	13,700	240,960
M3, Inc.	23,730	757,793
Makita Corp.	12,200	360,594
Marubeni Corp.	84,600	923,462
Mazda Motor Corp. (a)	31,500	223,674
McDonald's Holdings Co. (Japan) Ltd.	4,800	190,430
Medipal Holdings Corp.	11,500	189,387
Meiji Holdings Co. Ltd.	6,500	324,005
Mercari, Inc. (a)	5,000	81,937
Minebea Mitsumi, Inc.	19,800	379,886
Misumi Group, Inc.	15,600	391,159
Mitsubishi Chemical Holdings Corp.	70,000	426,835
Mitsubishi Corp.	68,400	2,296,566
Mitsubishi Electric Corp.	100,500	1,052,666
Mitsubishi Estate Co. Ltd.	63,000	917,695
Mitsubishi Gas Chemical Co., Inc.	8,600	125,585
Mitsubishi Heavy Industries Ltd.	17,400	594,909
Mitsubishi UFJ Financial Group, Inc.	648,300	3,768,812
Mitsubishi UFJ Lease & Finance Co. Ltd.	30,100	135,434
Mitsui & Co. Ltd.	84,500	2,046,236
Mitsui Chemicals, Inc.	9,900	226,194
Mitsui Fudosan Co. Ltd.	49,200	1,042,733
Mitsui OSK Lines Ltd.	18,800	440,129
Miura Co. Ltd.	4,600	96,083
Mizuho Financial Group, Inc.	130,810	1,588,388
MonotaRO Co. Ltd.	13,400	230,186
MS&AD Insurance Group Holdings, Inc.	24,200	720,368
Murata Manufacturing Co. Ltd.	31,300	1,865,715
NEC Corp.	13,500	523,744
Nexon Co. Ltd.	26,700	607,989
NGK Insulators Ltd.	13,600	182,942
Nidec Corp.	24,400	1,577,438
Nihon M&A Center Holdings, Inc.	16,200	199,484
Nintendo Co. Ltd.	6,000	2,738,344
Nippon Building Fund, Inc.	83	430,879
Nippon Express Holdings, Inc.	4,100	240,386
Nippon Paint Holdings Co. Ltd.	45,900	363,589
Nippon Prologis REIT, Inc.	112	309,990
Nippon Sanso Holdings Corp.	7,900	142,164
Nippon Shinyaku Co. Ltd.	2,900	196,138
Nippon Steel & Sumitomo Metal Corp.	45,900	728,827
Nippon Telegraph & Telephone Corp.	64,900	1,912,561
Nippon Yusen KK	8,900	642,082
Nissan Chemical Corp.	6,700	353,912
Nissan Motor Co. Ltd. (a)	126,300	505,648
Nisshin Seifun Group, Inc.	11,500	153,305
Nissin Food Holdings Co. Ltd.	3,300	229,557
Nitori Holdings Co. Ltd.	4,300	442,381
Nitto Denko Corp.	7,840	526,228
Nomura Holdings, Inc.	166,800	642,256
Nomura Real Estate Holdings, Inc.	5,400	131,575
Nomura Real Estate Master Fund, Inc.	226	283,752
Nomura Research Institute Ltd.	18,400	520,286
NTT Data Corp.	34,200	630,577
Obayashi Corp.	35,100	241,388
OBIC Co. Ltd.	3,900	576,183
Odakyu Electric Railway Co. Ltd.	14,900	225,632
Oji Holdings Corp.	42,300	200,375
Olympus Corp.	60,100	1,057,828
OMRON Corp.	10,200	601,332
Ono Pharmaceutical Co. Ltd.	20,700	531,794
Open House Group Co. Ltd.	4,500	174,126
Oracle Corp. Japan	1,900	122,097
Oriental Land Co. Ltd.	10,600	1,603,464
ORIX Corp.	66,000	1,203,772
ORIX JREIT, Inc.	147	198,703
Osaka Gas Co. Ltd.	19,100	344,247
Otsuka Corp.	5,900	193,355
Otsuka Holdings Co. Ltd.	20,900	702,291
Pan Pacific International Holdings Ltd.	22,390	342,866
Panasonic Holdings Corp.	119,500	1,065,127
Persol Holdings Co. Ltd.	9,300	184,509
Pola Orbis Holdings, Inc.	5,200	59,951
Rakuten Group, Inc.	43,300	304,394
Recruit Holdings Co. Ltd.	73,700	2,673,955
Renesas Electronics Corp. (a)	69,200	738,915
Resona Holdings, Inc.	111,400	484,415
Ricoh Co. Ltd.	36,800	268,710
Rinnai Corp.	1,900	121,447
ROHM Co. Ltd.	4,900	342,318
Ryohin Keikaku Co. Ltd.	13,300	119,529
Santen Pharmaceutical Co. Ltd.	19,000	154,559
SBI Holdings, Inc. Japan	12,800	286,299
SCSK Corp.	10,600	168,522
Secom Co. Ltd.	11,400	802,041
Seiko Epson Corp.	14,600	205,678
Sekisui Chemical Co. Ltd.	19,800	268,115
Sekisui House Ltd.	35,100	609,615
Seven & i Holdings Co. Ltd.	41,100	1,817,315
SG Holdings Co. Ltd.	18,100	318,970
Sharp Corp.	9,900	83,767
Shimadzu Corp.	13,000	424,998
SHIMANO, Inc.	4,000	708,738
SHIMIZU Corp.	28,100	147,346
Shin-Etsu Chemical Co. Ltd.	19,300	2,652,486
Shionogi & Co. Ltd.	14,400	801,013
Shiseido Co. Ltd.	21,900	1,035,245
Shizuoka Bank Ltd.	25,100	162,399
SMC Corp.	3,100	1,501,083
SoftBank Corp.	155,100	1,805,033
SoftBank Group Corp.	65,400	2,689,918
Sohgo Security Services Co., Ltd.	4,200	116,671
Sompo Holdings, Inc.	17,000	692,070
Sony Group Corp.	68,400	5,902,994
Square Enix Holdings Co. Ltd.	4,500	179,666
Stanley Electric Co. Ltd.	7,000	120,702
Subaru Corp.	33,400	506,835
Sumco Corp.	18,600	267,871
Sumitomo Chemical Co. Ltd.	78,800	335,074
Sumitomo Corp.	62,400	987,395
Sumitomo Dainippon Pharma Co., Ltd.	8,300	73,933
Sumitomo Electric Industries Ltd.	42,000	451,535
Sumitomo Metal Mining Co. Ltd.	13,500	592,066
Sumitomo Mitsui Financial Group, Inc.	70,800	2,139,147
Sumitomo Mitsui Trust Holdings, Inc.	18,400	571,090
Sumitomo Realty & Development Co. Ltd.	16,200	429,761
Suntory Beverage & Food Ltd.	8,100	319,148
Suzuki Motor Corp.	20,100	605,917
Sysmex Corp.	9,200	603,498
T&D Holdings, Inc.	27,800	357,242
Taisei Corp.	10,300	279,006
Taisho Pharmaceutical Holdings Co. Ltd.	1,800	70,898
Takeda Pharmaceutical Co. Ltd.	85,877	2,491,854
TDK Corp.	20,876	644,896
Terumo Corp.	34,800	1,035,827
TIS, Inc.	11,200	251,545
Tobu Railway Co. Ltd.	10,100	227,030
Toho Co. Ltd.	6,000	222,645
Tokio Marine Holdings, Inc.	34,100	1,843,743
Tokyo Century Corp.	2,500	77,005
Tokyo Electric Power Co., Inc. (a)	79,700	275,105
Tokyo Electron Ltd.	8,100	3,417,768
Tokyo Gas Co. Ltd.	20,000	383,089
Tokyu Corp.	25,700	314,280
Toppan, Inc.	14,200	234,721
Toray Industries, Inc.	76,100	360,659
Toshiba Corp.	21,200	880,401
Tosoh Corp.	14,200	196,081
Toto Ltd.	7,900	266,221
Toyo Suisan Kaisha Ltd.	4,700	145,119
Toyota Industries Corp.	7,900	473,817
Toyota Motor Corp.	575,200	9,855,311
Toyota Tsusho Corp.	11,300	405,978
Trend Micro, Inc.	7,200	401,450
Tsuruha Holdings, Inc.	2,100	107,327
Unicharm Corp.	22,100	768,903
USS Co. Ltd.	15,500	258,045
Welcia Holdings Co. Ltd.	5,100	104,545
West Japan Railway Co.	11,600	430,580
Yakult Honsha Co. Ltd.	6,900	357,286
Yamaha Corp.	7,600	290,373
Yamaha Motor Co. Ltd.	16,400	338,589
Yamato Holdings Co. Ltd.	15,800	295,650
Yaskawa Electric Corp.	12,700	431,234
Yokogawa Electric Corp.	13,300	212,035
Z Holdings Corp.	145,800	572,387
ZOZO, Inc.	6,400	134,000

TOTAL JAPAN		177,125,314

Korea (South) - 3.3%
Alteogen, Inc. (a)	1,271	57,014
AMOREPACIFIC Corp.	1,455	205,954
AMOREPACIFIC Group, Inc.	2,393	93,643
BGF Retail Co. Ltd.	495	70,429
Celltrion Healthcare Co. Ltd.	4,717	236,289
Celltrion Pharm, Inc.	800	57,835
Celltrion, Inc.	5,375	739,809
Cheil Worldwide, Inc.	4,492	89,205
CJ CheilJedang Corp.	463	144,826
CJ Corp.	1,017	69,113
CJ ENM Co. Ltd.	439	43,858
CJ Logistics Corp. (a)	432	41,609
Coway Co. Ltd.	3,224	179,616
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	25	513
Db Insurance Co. Ltd.	2,485	132,009
Doosan Bobcat, Inc.	2,772	89,592
Doosan Heavy Industries & Construction Co. Ltd. (a)	19,266	304,895
Douzone Bizon Co. Ltd.	405	12,895
E-Mart, Inc.	1,144	117,750
Ecopro BM Co. Ltd.	602	221,222
F&F Co. Ltd.	960	105,420
Green Cross Corp.	288	42,521
GS Engineering & Construction Corp.	2,999	98,231
GS Holdings Corp.	2,573	88,408
Hana Financial Group, Inc.	16,313	602,427
Hankook Tire Co. Ltd.	4,228	115,428
Hanmi Pharm Co. Ltd.	323	79,314
Hanon Systems	11,205	99,740
Hanwha Solutions Corp. (a)	6,342	158,552
HD Hyundai Co. Ltd.	2,225	101,630
HLB, Inc. (a)	5,463	132,261
HMM Co. Ltd.	14,770	325,647
Hotel Shilla Co.	1,862	117,862
HYBE Co. Ltd. (a)	845	165,065
Hyundai Engineering & Construction Co. Ltd.	4,024	139,242
Hyundai Glovis Co. Ltd.	1,029	167,694
Hyundai Mobis	3,602	582,883
Hyundai Motor Co.	7,160	1,033,304
Hyundai Steel Co.	4,543	153,558
Iljin Materials Co. Ltd.	1,295	88,269
Industrial Bank of Korea	14,277	126,005
Kakao Corp.	16,987	1,180,292
Kakao Games Corp. (a)	1,469	68,356
KakaoBank Corp. (a)	4,804	157,945
Kangwon Land, Inc. (a)	4,290	89,673
KB Financial Group, Inc.	21,422	991,340
Kia Corp.	14,304	933,214
Korea Aerospace Industries Ltd.	4,353	149,292
Korea Electric Power Corp.	13,330	241,959
Korea Investment Holdings Co. Ltd.	2,344	129,263
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	2,021	144,610
Korea Zinc Co. Ltd.	492	223,422
Korean Air Lines Co. Ltd. (a)	9,426	220,923
KRAFTON, Inc. (a)	1,130	220,804
KT&G Corp.	6,375	416,413
Kumho Petro Chemical Co. Ltd.	938	112,815
L&F Co. Ltd.	1,174	197,566
LG Chemical Ltd.	2,342	954,101
LG Corp.	4,523	259,807
LG Display Co. Ltd.	12,664	164,591
LG Electronics, Inc.	5,614	505,740
LG Energy Solution	1,149	373,376
LG Household & Health Care Ltd.	536	381,832
LG Innotek Co. Ltd.	758	204,581
LG Uplus Corp.	13,125	144,223
Lotte Chemical Corp.	948	145,538
Lotte Shopping Co. Ltd.	534	39,346
Meritz Financial Holdings Co.	1,583	47,167
Meritz Fire & Marine Insurance Co. Ltd.	2,327	80,982
Meritz Securities Co. Ltd.	16,864	86,718
Mirae Asset Securities Co. Ltd.	13,723	86,346
NAVER Corp.	6,708	1,486,321
NCSOFT Corp.	850	279,995
Netmarble Corp. (b)	1,298	97,050
NH Investment & Securities Co. Ltd.	8,755	74,324
Orion Corp./Republic of Korea	1,085	80,440
Pan Ocean Co., Ltd. (Korea)	14,306	74,386
Pearl Abyss Corp. (a)	1,612	85,390
POSCO	4,034	916,172
POSCO Chemtech Co. Ltd.	1,628	171,070
S-Oil Corp.	2,461	200,283
S1 Corp.	1,425	77,229
Samsung Biologics Co. Ltd. (a)(b)	1,017	667,235
Samsung C&T Corp.	4,531	407,759
Samsung Electro-Mechanics Co. Ltd.	3,092	398,085
Samsung Electronics Co. Ltd.	258,964	13,727,725
Samsung Engineering Co. Ltd. (a)	8,370	169,865
Samsung Fire & Marine Insurance Co. Ltd.	1,581	260,670
Samsung Heavy Industries Co. Ltd. (a)	34,269	162,707
Samsung Life Insurance Co. Ltd.	3,738	191,140
Samsung SDI Co. Ltd.	2,988	1,415,778
Samsung SDS Co. Ltd.	1,913	221,747
Samsung Securities Co. Ltd.	3,566	110,781
SD Biosensor, Inc.	1,881	66,934
Seegene, Inc.	1,688	53,241
Shin Poong Pharmaceutical Co.	499	11,839
Shinhan Financial Group Co. Ltd.	23,852	788,259
Shinsegae Co. Ltd.	3	581
SK Biopharmaceuticals Co. Ltd. (a)	1,540	110,660
SK Bioscience Co. Ltd. (a)	1,164	122,354
SK Chemicals Co. Ltd.	529	52,482
SK Hynix, Inc.	29,701	2,588,802
SK IE Technology Co. Ltd. (a)(b)	1,212	118,751
SK Innovation Co., Ltd.	2,664	421,737
SK Square Co. Ltd. (a)	5,282	217,012
SK Telecom Co. Ltd.	1,469	65,912
SK, Inc.	2,236	466,934
SKC Co. Ltd.	1,122	130,439
Woori Financial Group, Inc.	27,330	314,946
Yuhan Corp.	3,395	162,683

TOTAL KOREA (SOUTH)		43,353,490

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	82,924	338,189
Boubyan Bank KSC	66,597	213,154
Kuwait Finance House KSCP	282,801	908,838
Mabanee Co. SAKC	40,503	110,343
Mobile Telecommunication Co.	109,038	242,267
National Bank of Kuwait	387,177	1,328,908

TOTAL KUWAIT		3,141,699

Luxembourg - 0.2%
Allegro.eu SA (a)(b)	17,758	91,338
ArcelorMittal SA (Netherlands)	34,593	1,008,652
Aroundtown SA	51,560	259,271
Eurofins Scientific SA	7,293	677,795
InPost SA (a)	9,132	55,987
Reinet Investments SCA	7,546	153,054
Tenaris SA	24,535	374,948

TOTAL LUXEMBOURG		2,621,045

Malaysia - 0.4%
AMMB Holdings Bhd (a)	83,300	70,346
Axiata Group Bhd	130,360	104,776
CIMB Group Holdings Bhd	356,338	424,742
Dialog Group Bhd	182,600	104,419
DiGi.com Bhd	182,800	159,837
Fraser & Neave Holdings Bhd	5,200	27,406
Genting Bhd	128,400	135,893
Genting Malaysia Bhd	197,200	137,078
Hap Seng Consolidated Bhd	27,900	47,107
Hartalega Holdings Bhd	96,000	95,473
Hong Leong Bank Bhd	37,000	177,574
Hong Leong Credit Bhd	10,100	44,872
IHH Healthcare Bhd	101,000	152,341
Inari Amertron Bhd	167,900	107,605
IOI Corp. Bhd	152,500	160,969
Kossan Rubber Industries Bhd	1,400	591
Kuala Lumpur Kepong Bhd	24,000	162,706
Malayan Banking Bhd	254,517	529,349
Malaysia Airports Holdings Bhd (a)	49,100	77,181
Maxis Bhd	143,800	125,006
MISC Bhd	92,900	166,205
Nestle (Malaysia) Bhd	5,500	168,108
Petronas Chemicals Group Bhd	135,900	318,312
Petronas Dagangan Bhd	13,900	69,190
Petronas Gas Bhd	36,600	142,572
PPB Group Bhd	29,640	115,095
Press Metal Bhd	168,100	230,451
Public Bank Bhd	780,900	839,348
QL Resources Bhd	50,900	58,789
RHB Bank Bhd	106,535	152,631
Sime Darby Bhd	126,400	67,563
Sime Darby Plantation Bhd	100,116	120,116
Supermax Corp. Bhd	1,702	434
Telekom Malaysia Bhd	58,700	67,018
Tenaga Nasional Bhd	125,800	261,078
Top Glove Corp. Bhd	268,700	102,031
Westports Holdings Bhd	46,400	41,321

TOTAL MALAYSIA		5,765,533

Mexico - 0.6%
Alfa SA de CV Series A	166,800	111,737
America Movil S.A.B. de CV Series L	1,663,400	1,618,853
Arca Continental S.A.B. de CV	26,700	169,426
Becle S.A.B. de CV	31,600	78,774
CEMEX S.A.B. de CV unit (a)	844,580	371,662
Coca-Cola FEMSA S.A.B. de CV unit	30,860	168,270
Fibra Uno Administracion SA de CV	171,900	188,524
Fomento Economico Mexicano S.A.B. de CV unit	104,400	785,002
Gruma S.A.B. de CV Series B	11,870	140,993
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	19,400	298,541
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	11,505	251,096
Grupo Bimbo S.A.B. de CV Series A	82,300	253,678
Grupo Carso SA de CV Series A1	25,400	82,972
Grupo Financiero Banorte S.A.B. de CV Series O	140,900	930,127
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	116,900	198,151
Grupo Mexico SA de CV Series B	169,700	794,342
Grupo Televisa SA de CV	120,900	224,423
Industrias Penoles SA de CV	7,920	87,213
Kimberly-Clark de Mexico SA de CV Series A	72,300	100,940
Megacable Holdings S.A.B. de CV unit	15,100	43,014
Operadora de Sites Mexicanos, SA de CV	89,400	109,173
Orbia Advance Corp. S.A.B. de CV	56,900	136,907
Promotora y Operadora de Infraestructura S.A.B. de CV	15,030	109,566
Wal-Mart de Mexico SA de CV Series V	288,500	1,020,173

TOTAL MEXICO		8,273,557

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	211,000	208,268
HKT Trust/HKT Ltd. unit	249,000	356,643
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	6,826	481,745

TOTAL MULTI-NATIONAL		1,046,656

Netherlands - 3.3%
ABN AMRO Bank NV rights (a)(e)	23,350	15,026
ABN AMRO Group NV GDR (b)	23,350	290,268
Adyen BV (a)(b)	1,077	1,806,445
AEGON NV	99,365	515,176
AerCap Holdings NV (a)(d)	7,244	338,367
Airbus Group NV	31,936	3,496,095
Akzo Nobel NV	9,940	862,260
Argenx SE (a)	2,502	720,848
ASM International NV (Netherlands)	2,562	769,861
ASML Holding NV (Netherlands)	22,426	12,727,619
CNH Industrial NV	55,329	783,807
Davide Campari Milano NV	27,568	311,055
Euronext NV (b)	4,511	361,431
EXOR NV	6,180	428,860
Ferrari NV (Italy)	6,830	1,438,089
Heineken Holding NV	6,237	486,874
Heineken NV (Bearer)	14,034	1,369,873
IMCD NV	3,046	484,992
ING Groep NV (Certificaten Van Aandelen)	211,455	2,003,369
JDE Peet's BV	5,368	157,922
Just Eat Takeaway.com NV (a)(b)	10,074	273,636
Koninklijke Ahold Delhaize NV	56,920	1,678,911
Koninklijke DSM NV	9,458	1,589,981
Koninklijke KPN NV	179,504	619,395
Koninklijke Philips Electronics NV	49,783	1,300,885
NN Group NV	14,415	706,070
Prosus NV	50,341	2,427,879
QIAGEN NV (Germany) (a)	12,796	590,114
Randstad NV	6,483	342,815
Stellantis NV (Italy)	110,177	1,479,198
STMicroelectronics NV (France)	37,276	1,377,242
Universal Music Group NV	38,904	902,822
Wolters Kluwer NV	14,247	1,438,702
Wolters Kluwer NV rights (a)(e)	14,247	15,481
X5 Retail Group NV GDR (c)	5,899	1,815
Yandex NV Class A (a)(c)	15,310	74,544

TOTAL NETHERLANDS		44,187,727

New Zealand - 0.2%
Auckland International Airport Ltd. (a)	67,219	337,641
Fisher & Paykel Healthcare Corp.	30,976	425,676
Mercury Nz Ltd.	39,440	152,911
Meridian Energy Ltd.	70,719	214,636
Ryman Healthcare Group Ltd.	21,229	125,639
Spark New Zealand Ltd.	101,529	321,105
Xero Ltd. (a)	7,215	475,773

TOTAL NEW ZEALAND		2,053,381

Norway - 0.5%
Adevinta ASA Class B (a)	16,742	129,339
Aker BP ASA	6,479	232,135
DNB Bank ASA	49,304	955,379
Equinor ASA	52,871	1,787,018
Gjensidige Forsikring ASA	10,660	227,905
Mowi ASA	23,136	653,524
Norsk Hydro ASA	72,550	609,240
Orkla ASA	39,746	322,525
Schibsted ASA:
(A Shares)	4,660	97,109
(B Shares)	4,608	88,577
Telenor ASA	36,720	517,879
Yara International ASA	9,048	460,075

TOTAL NORWAY		6,080,705

Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	12,595	118,897
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	110,990	107,551
AC Energy Corp.	492,400	67,636
Ayala Corp.	15,500	217,742
Ayala Land, Inc.	431,600	263,007
Bank of the Philippine Islands (BPI)	100,720	182,401
BDO Unibank, Inc.	112,850	278,407
Globe Telecom, Inc.	1,230	53,388
GT Capital Holdings, Inc.	4,317	41,369
International Container Terminal Services, Inc.	53,580	219,641
JG Summit Holdings, Inc.	153,041	162,540
Jollibee Food Corp.	19,960	81,862
Manila Electric Co.	14,720	98,930
Metro Pacific Investments Corp.	957,200	69,117
Metropolitan Bank & Trust Co.	93,613	91,011
Monde Nissin Corp. (b)	206,900	50,537
PLDT, Inc.	4,275	151,867
SM Investments Corp.	12,595	204,311
SM Prime Holdings, Inc.	534,100	355,427
Universal Robina Corp.	52,860	103,239

TOTAL PHILIPPINES		2,799,983

Poland - 0.2%
Bank Polska Kasa Opieki SA	10,954	240,717
CD Projekt RED SA	3,577	96,811
Cyfrowy Polsat SA	11,681	63,607
Dino Polska SA (a)(b)	2,486	160,824
KGHM Polska Miedz SA (Bearer)	7,321	236,821
LPP SA	55	116,225
mBank SA (a)	1,020	68,270
Orange Polska SA	31,581	48,272
PGE Polska Grupa Energetyczna SA (a)	37,978	84,461
Polish Oil & Gas Co. SA	87,864	123,103
Polski Koncern Naftowy Orlen SA	18,026	304,539
Powszechna Kasa Oszczednosci Bank SA (a)	53,314	393,486
Powszechny Zaklad Ubezpieczen SA	35,813	247,602
Santander Bank Polska SA	2,351	143,169

TOTAL POLAND		2,327,907

Portugal - 0.1%
Energias de Portugal SA	146,809	684,227
Galp Energia SGPS SA Class B	25,782	313,810
Jeronimo Martins SGPS SA	16,166	336,522

TOTAL PORTUGAL		1,334,559

Qatar - 0.3%
Barwa Real Estate Co. (a)	102,191	95,267
Industries Qatar QSC (a)	83,411	430,826
Masraf al Rayan (a)	253,550	375,269
Mesaieed Petrochemical Holding Co. (a)	241,448	171,717
Ooredoo QSC	54,867	112,830
Qatar Electricity & Water Co.	26,239	123,206
Qatar Fuel Co. (a)	25,788	129,799
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	144,727	135,914
Qatar International Islamic Bank QSC (a)	43,427	137,731
Qatar Islamic Bank (a)	64,168	431,516
Qatar National Bank SAQ (a)	248,269	1,585,022
The Commercial Bank of Qatar (a)	117,544	248,176

TOTAL QATAR		3,977,273

Russia - 0.0%
Alrosa Co. Ltd. (c)	120,680	26,183
Gazprom OAO (c)	601,730	82,114
Inter Rao Ues JSC (c)	1,756,400	12,628
LUKOIL PJSC (c)	21,149	8,537
Magnit OJSC GDR (Reg. S) (c)	18,175	89
MMC Norilsk Nickel PJSC (c)	2,499	21,674
MMC Norilsk Nickel PJSC sponsored ADR (c)	6,705	4,979
Mobile TeleSystems OJSC sponsored ADR (c)	21,752	21,665
Moscow Exchange MICEX-RTS OAO (c)	72,930	18,283
Novatek PJSC GDR (Reg. S) (c)	4,511	1,152
Novolipetsk Steel OJSC (c)	71,070	890
PhosAgro OJSC GDR (Reg. S) (c)	6,484	133
Polyus PJSC (c)	1,749	5,364
Rosneft Oil Co. OJSC (c)	55,210	12,041
Sberbank of Russia (c)	551,355	4,421
Severstal PAO (c)	7,553	220
Severstal PAO GDR (Reg. S) (c)	2,375	56
Surgutneftegas OJSC (c)	351,800	5,614
Tatneft PAO (c)	71,609	11,615
United Co. RUSAL International PJSC (a)(c)	141,950	22,310
VTB Bank OJSC (c)	152,910,000	7,619

TOTAL RUSSIA		267,587

Saudi Arabia - 1.3%
Abdullah Al Othaim Markets Co.	3,079	91,776
Advanced Polypropylene Co.	7,512	134,386
Al Rajhi Bank	66,500	3,131,039
Alinma Bank	52,128	576,065
Almarai Co. Ltd.	11,783	163,356
Arab National Bank	31,069	291,572
Bank Al-Jazira	23,491	198,222
Bank Albilad	26,745	369,359
Banque Saudi Fransi	32,183	465,052
Bupa Arabia for Cooperative Insurance Co. (a)	3,319	147,067
Dar Al Arkan Real Estate Development Co. (a)	25,752	74,287
Dr Sulaiman Al Habib Medical Services Group Co.	2,861	152,554
Emaar The Economic City (a)	18,873	55,148
Etihad Etisalat Co.	19,153	220,851
Jarir Marketing Co.	3,439	176,039
Mobile Telecommunications Co. Saudi Arabia (a)	20,333	75,568
Mouwasat Medical Services Co.	2,424	155,749
National Industrialization Co. (a)	15,152	83,379
Rabigh Refining & Petrochemical Co. (a)	10,472	80,408
Riyad Bank	72,964	793,679
Sabic Agriculture-Nutrients Co.	11,494	498,274
Sahara International Petrochemical Co.	19,755	301,792
Saudi Arabian Mining Co. (a)	23,458	863,070
Saudi Arabian Oil Co. (b)	119,293	1,428,030
Saudi Basic Industries Corp.	48,984	1,710,809
Saudi Cement Co.	2,169	33,424
Saudi Electricity Co.	45,063	324,985
Saudi Industrial Investment Group	20,511	180,458
Saudi Kayan Petrochemical Co. (a)	37,565	189,087
Saudi Research & Marketing Group (a)	1,881	132,595
Saudi Telecom Co.	32,696	1,011,181
The Co. for Cooperative Insurance	2,761	50,792
The Saudi British Bank	45,270	541,314
The Saudi National Bank	119,135	2,509,242
The Savola Group	12,237	116,471
Yanbu National Petrochemical Co.	13,426	218,708

TOTAL SAUDI ARABIA		17,545,788

Singapore - 0.8%
Ascendas Real Estate Investment Trust	185,358	381,370
BOC Aviation Ltd. Class A (b)	9,600	75,306
CapitaLand Investment Ltd.	130,945	397,052
CapitaMall Trust	266,723	446,919
City Developments Ltd.	20,600	126,301
DBS Group Holdings Ltd.	97,526	2,366,042
Genting Singapore Ltd.	341,600	198,330
Keppel Corp. Ltd.	76,600	377,776
Mapletree Commercial Trust	103,100	138,662
Mapletree Logistics Trust (REIT)	164,627	211,434
Oversea-Chinese Banking Corp. Ltd.	181,552	1,611,926
Singapore Airlines Ltd. (a)	63,200	249,113
Singapore Exchange Ltd.	41,500	292,008
Singapore Technologies Engineering Ltd.	111,900	329,558
Singapore Telecommunications Ltd.	441,700	881,543
United Overseas Bank Ltd.	63,403	1,357,221
UOL Group Ltd.	24,800	130,313
Venture Corp. Ltd.	15,700	192,732
Wilmar International Ltd.	96,300	306,975

TOTAL SINGAPORE		10,070,581

South Africa - 1.0%
Absa Group Ltd.	43,652	471,597
African Rainbow Minerals Ltd.	7,072	116,338
Anglo American Platinum Ltd.	2,907	321,348
AngloGold Ashanti Ltd.	22,889	468,722
Aspen Pharmacare Holdings Ltd.	21,989	235,280
Bid Corp. Ltd.	18,306	384,426
Bidvest Group Ltd./The	15,171	207,973
Capitec Bank Holdings Ltd.	4,303	600,655
Clicks Group Ltd.	13,563	264,805
Discovery Ltd. (a)	25,908	248,759
Exxaro Resources Ltd.	14,146	202,149
FirstRand Ltd.	267,510	1,152,080
Gold Fields Ltd.	48,071	651,342
Growthpoint Properties Ltd.	158,672	140,733
Harmony Gold Mining Co. Ltd.	27,372	111,590
Impala Platinum Holdings Ltd.	44,653	577,605
Kumba Iron Ore Ltd.	3,830	127,150
Mr Price Group Ltd.	13,961	189,229
MTN Group Ltd.	91,198	967,246
MultiChoice Group Ltd.	17,364	141,650
Naspers Ltd. Class N	11,757	1,185,764
Nedbank Group Ltd.	26,570	371,033
Northam Platinum Holdings Ltd. (a)	17,904	213,404
Old Mutual Ltd.	268,503	215,406
Pepkor Holdings Ltd. (b)	57,759	77,714
Remgro Ltd.	24,334	218,586
Sanlam Ltd.	98,677	408,774
Sasol Ltd. (a)	30,870	756,220
Shoprite Holdings Ltd.	27,517	397,456
Sibanye-Stillwater Ltd.	145,422	503,110
Spar Group Ltd./The	10,566	110,832
Standard Bank Group Ltd.	71,805	760,954
Tiger Brands Ltd.	7,533	73,343
Vodacom Group Ltd.	33,084	317,764
Woolworths Holdings Ltd.	54,539	204,169

TOTAL SOUTH AFRICA		13,395,206

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	12,667	324,342
Aena SME SA (a)(b)	3,803	539,682
Amadeus IT Holding SA Class A (a)	24,535	1,537,435
Banco Bilbao Vizcaya Argentaria SA	361,714	1,898,004
Banco Santander SA (Spain)	940,238	2,747,705
CaixaBank SA	240,984	777,871
Cellnex Telecom SA (b)	27,672	1,289,800
EDP Renovaveis SA	15,904	376,402
Enagas SA	14,144	305,831
Endesa SA	17,565	368,118
Ferrovial SA	26,438	677,986
Grifols SA	15,419	258,249
Iberdrola SA	315,683	3,627,451
Industria de Diseno Textil SA	59,465	1,246,819
Naturgy Energy Group SA	10,246	308,223
Red Electrica Corporacion SA	24,951	502,370
Repsol SA	79,207	1,181,601
Siemens Gamesa Renewable Energy SA (a)	13,183	209,986
Telefonica SA	286,683	1,394,610

TOTAL SPAIN		19,572,485

Sweden - 2.0%
Alfa Laval AB	17,062	474,943
ASSA ABLOY AB (B Shares)	54,423	1,375,386
Atlas Copco AB:
(A Shares)	37,955	1,720,761
(B Shares)	19,378	766,938
Boliden AB	14,866	644,607
Electrolux AB (B Shares)	11,319	172,619
Embracer Group AB (a)	30,523	204,016
Epiroc AB:
(A Shares)	34,590	701,245
(B Shares)	22,462	391,869
EQT AB	16,784	475,018
Ericsson (B Shares)	157,133	1,253,485
Essity AB (B Shares)	33,094	872,721
Evolution AB (b)	9,343	958,576
Fastighets AB Balder (a)	5,744	284,714
Getinge AB (B Shares)	12,666	366,399
H&M Hennes & Mauritz AB (B Shares)	39,492	497,168
Hexagon AB (B Shares)	105,891	1,366,304
Husqvarna AB (B Shares)	22,689	216,887
Industrivarden AB:
(A Shares)	7,399	189,581
(C Shares)	8,431	212,288
Investor AB:
(A Shares)	35,410	739,592
(B Shares)	88,386	1,700,803
Kinnevik AB (B Shares) (a)	14,195	277,831
L E Lundbergforetagen AB	4,172	195,109
Latour Investment AB (B Shares)	7,771	205,874
Lifco AB	12,769	267,838
Lundin Petroleum AB	10,941	452,365
Nibe Industrier AB (B Shares)	77,297	757,851
Sagax AB	9,140	233,476
Sandvik AB	60,671	1,148,400
Securitas AB (B Shares)	16,507	194,895
Sinch AB (a)(b)	29,205	129,068
Skandinaviska Enskilda Banken AB (A Shares)	87,998	986,818
Skanska AB (B Shares)	18,238	348,386
SKF AB (B Shares)	20,802	339,753
Svenska Cellulosa AB SCA (B Shares)	32,487	628,714
Svenska Handelsbanken AB (A Shares)	78,435	791,120
Swedbank AB (A Shares)	48,831	772,469
Swedish Match Co. AB	82,758	659,149
Tele2 AB (B Shares)	26,824	355,533
Telia Co. AB	143,875	597,170
Volvo AB:
(A Shares)	14,010	230,333
(B Shares)	73,877	1,178,592

TOTAL SWEDEN		26,336,664

Switzerland - 6.4%
ABB Ltd. (Reg.)	90,129	2,704,047
Adecco SA (Reg.)	8,818	340,286
Alcon, Inc. (Switzerland)	27,245	1,945,317
Bachem Holding AG (B Shares)	330	143,995
Baloise Holdings AG	2,545	442,680
Barry Callebaut AG	197	453,407
Clariant AG (Reg.)	11,185	190,965
Coca-Cola HBC AG	11,791	239,049
Compagnie Financiere Richemont SA Series A	28,319	3,290,405
Credit Suisse Group AG	144,815	982,906
Ems-Chemie Holding AG	397	354,174
Geberit AG (Reg.)	1,961	1,118,307
Givaudan SA	502	1,995,210
Holcim AG	28,620	1,399,390
Julius Baer Group Ltd.	11,984	572,690
Kuehne & Nagel International AG	2,986	835,322
Lindt & Spruengli AG	6	711,348
Lindt & Spruengli AG (participation certificate)	54	605,610
Logitech International SA (Reg.)	9,264	602,888
Lonza Group AG	4,061	2,394,505
Nestle SA (Reg. S)	152,669	19,708,665
Novartis AG	118,903	10,507,376
Partners Group Holding AG	1,235	1,308,479
Roche Holding AG:
(Bearer)	1,751	703,456
(participation certificate)	38,091	14,124,678
Schindler Holding AG:
(participation certificate)	2,313	444,387
(Reg.)	1,002	192,358
SGS SA (Reg.)	343	881,346
Sika AG	7,712	2,355,694
Sonova Holding AG	2,918	1,052,307
Straumann Holding AG	5,501	648,522
Swatch Group AG (Bearer)	1,561	400,619
Swatch Group AG (Bearer) (Reg.)	2,984	147,213
Swiss Life Holding AG	1,721	1,006,295
Swiss Prime Site AG	4,167	407,302
Swiss Re Ltd.	16,375	1,342,862
Swisscom AG	1,405	830,778
Temenos Group AG	3,455	348,768
UBS Group AG	190,964	3,241,927
VAT Group AG (b)	1,473	455,616
Vifor Pharma AG	2,638	462,383
Zurich Insurance Group Ltd.	8,166	3,717,734

TOTAL SWITZERLAND		85,611,266

Taiwan - 4.2%
Accton Technology Corp.	30,000	234,127
Acer, Inc.	161,000	149,452
Advantech Co. Ltd.	20,798	258,678
ASE Technology Holding Co. Ltd.	181,500	579,375
Asia Cement Corp.	134,000	217,876
ASMedia Technology, Inc.	2,000	94,183
ASUSTeK Computer, Inc.	39,000	469,367
AU Optronics Corp.	448,000	256,036
Catcher Technology Co. Ltd.	36,000	176,257
Cathay Financial Holding Co. Ltd.	429,436	903,422
Chang Hwa Commercial Bank	218,549	136,708
Cheng Shin Rubber Industry Co. Ltd.	114,000	128,548
China Development Financial Ho	835,313	504,011
China Steel Corp.	635,000	769,650
Chunghwa Telecom Co. Ltd.	205,000	909,268
Compal Electronics, Inc.	225,000	168,930
CTBC Financial Holding Co. Ltd.	990,000	974,328
Delta Electronics, Inc.	106,000	885,340
E Ink Holdings, Inc.	47,000	268,864
E.SUN Financial Holdings Co. Ltd.	645,471	737,620
ECLAT Textile Co. Ltd.	10,000	164,177
eMemory Technology, Inc.	4,000	168,202
Evergreen Marine Corp. (Taiwan)	138,358	665,451
Far Eastern New Century Corp.	176,000	178,513
Far EasTone Telecommunications Co. Ltd.	83,000	233,340
Feng Tay Enterprise Co. Ltd.	22,200	143,006
First Financial Holding Co. Ltd.	551,209	517,943
Formosa Chemicals & Fibre Corp.	196,000	528,155
Formosa Petrochemical Corp.	58,000	178,988
Formosa Plastics Corp.	210,000	746,978
Foxconn Technology Co. Ltd.	51,000	101,113
Fubon Financial Holding Co. Ltd.	411,259	1,033,216
Giant Manufacturing Co. Ltd.	15,000	125,478
GlobalWafers Co. Ltd.	12,000	209,248
HIWIN Technologies Corp.	12,946	95,921
Hon Hai Precision Industry Co. Ltd. (Foxconn)	677,800	2,323,498
Hotai Motor Co. Ltd.	16,000	312,191
Hua Nan Financial Holdings Co. Ltd.	454,700	363,852
Innolux Corp.	522,000	237,834
Inventec Corp.	153,000	130,780
Largan Precision Co. Ltd.	6,000	340,676
Lite-On Technology Corp.	111,000	243,338
MediaTek, Inc.	83,000	2,289,425
Mega Financial Holding Co. Ltd.	592,000	832,704
Micro-Star International Co. Ltd.	36,000	145,452
momo.com, Inc.	2,000	52,824
Nan Ya Plastics Corp.	281,000	821,425
Nan Ya Printed Circuit Board Corp.	13,000	172,769
Nanya Technology Corp.	66,000	144,504
Nien Made Enterprise Co. Ltd.	7,000	73,768
Novatek Microelectronics Corp.	31,000	410,315
Oneness Biotech Co. Ltd. (a)	14,000	91,794
Pegatron Corp.	110,000	260,750
Pou Chen Corp.	153,000	159,644
President Chain Store Corp.	33,000	305,508
Quanta Computer, Inc.	150,000	422,713
Realtek Semiconductor Corp.	26,000	353,005
Ruentex Development Co. Ltd.	61,500	161,053
Shin Kong Financial Holding Co. Ltd.	626,393	207,241
Sinopac Financial Holdings Co.	555,100	342,035
Synnex Technology International Corp.	80,000	208,332
Taishin Financial Holdings Co. Ltd.	563,463	368,774
Taiwan Cement Corp.	291,535	452,825
Taiwan Cooperative Financial Holding Co. Ltd.	508,259	489,028
Taiwan High Speed Rail Corp.	88,000	83,417
Taiwan Mobile Co. Ltd.	88,000	323,483
Taiwan Semiconductor Manufacturing Co. Ltd.	1,336,000	24,171,950
The Shanghai Commercial & Savings Bank Ltd.	183,899	303,540
Unified-President Enterprises Corp.	255,000	590,304
Unimicron Technology Corp.	65,000	456,174
United Microelectronics Corp.	651,000	1,034,751
Vanguard International Semiconductor Corp.	47,000	165,464
Voltronic Power Technology Corp.	3,000	131,326
Wan Hai Lines Ltd.	32,300	156,653
Win Semiconductors Corp.	18,000	117,224
Winbond Electronics Corp.	156,000	140,919
Wistron Corp.	12,763	12,303
Wiwynn Corp.	4,629	158,380
WPG Holding Co. Ltd.	102,400	187,962
Yageo Corp.	22,396	302,460
Yang Ming Marine Transport Corp. (a)	96,000	400,729
Yuanta Financial Holding Co. Ltd.	492,080	433,368

TOTAL TAIWAN		55,800,233

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	29,400	183,973
Advanced Information Service PCL NVDR	35,000	219,016
Airports of Thailand PCL:
(For. Reg.) (a)	171,900	332,483
NVDR (a)	26,900	52,029
Asset World Corp. PCL:
(For. Reg.)	326,600	45,734
NVDR	71,400	9,998
B. Grimm Power PCL:
(For. Reg.)	25,000	23,599
NVDR	14,900	14,065
Bangkok Commercial Asset Management PCL:
(For. Reg.)	50,700	28,298
NVDR	69,700	38,903
Bangkok Dusit Medical Services PCL:
(For. Reg.)	292,100	218,840
NVDR	225,500	168,943
Bangkok Expressway and Metro PCL:
(For. Reg.)	154,900	37,141
NVDR	199,500	47,835
Berli Jucker PCL:
unit	50,900	50,733
(For. Reg.)	20,600	20,532
BTS Group Holdings PCL:
(For. Reg.)	53,600	13,871
NVDR	319,700	83,665
Bumrungrad Hospital PCL:
NVDR	15,300	71,352
(For. Reg.)	10,800	50,366
Carabao Group PCL NVDR	16,900	53,777
Central Pattana PCL:
(For. Reg.)	74,500	130,757
NVDR	27,100	47,564
Central Retail Corp. PCL:
(For. Reg.)	96,317	110,162
NVDR	14,600	16,699
Charoen Pokphand Foods PCL:
(For. Reg.)	110,100	77,396
(NVDR)	109,900	77,255
CP ALL PCL:
(For. Reg.)	143,900	271,552
NVDR	177,200	334,392
Delta Electronics PCL:
(For. Reg.)	10,100	105,848
NVDR	7,400	77,552
Electricity Generating PCL:
(For. Reg.)	6,900	33,414
NVDR	10,500	50,847
Energy Absolute PCL:
(For. Reg.)	54,700	139,667
NVDR	25,500	65,480
Global Power Synergy Public Co. Ltd.:
(For. Reg.)	24,100	46,490
NVDR	14,000	27,007
Gulf Energy Development PCL:
(For. Reg.)	68,700	96,997
NVDR	82,000	115,775
Home Product Center PCL:
(For. Reg.)	208,400	90,684
NVDR	115,500	50,259
Indorama Ventures PCL:
(For. Reg.)	76,800	100,660
NVDR	43,500	57,014
Intouch Holdings PCL:
(For. Reg.)	22,700	46,250
NVDR	37,500	76,404
Krung Thai Bank PCL:
(For. Reg.)	95,600	42,183
NVDR	65,000	28,681
Krungthai Card PCL:
(For. Reg.)	31,000	51,868
NVDR	27,100	45,342
Land & House PCL:
NVDR	156,100	43,421
(For. Reg.)	249,000	69,262
Minor International PCL:
unit (a)	47,441	47,985
warrants 2/15/24 (a)	671	95
(For. Reg.) (a)	98,681	99,813
Muangthai Leasing PCL:
(For. Reg.)	23,700	31,761
NVDR	29,900	40,070
Osotspa PCL:
(For. Reg.)	17,500	17,763
NVDR	55,300	56,130
PTT Exploration and Production PCL:
(For. Reg.)	33,000	144,515
NVDR	42,700	186,994
PTT Global Chemical PCL:
(For. Reg.)	29,000	42,082
NVDR	96,800	140,465
PTT Oil & Retail Business PCL NVDR	171,200	124,394
PTT PCL:
(For. Reg.)	314,700	342,324
NVDR	233,100	253,561
Ratch Group PCL:
unit	45,900	58,921
(For. Reg.)	15,300	19,640
SCB X PCL:
(For. Reg.)	15,800	52,248
NVDR unit	7,350	24,305
SCG Packaging PCL NVDR	68,800	110,327
Siam Cement PCL:
(For. Reg.)	25,900	278,616
NVDR	16,500	177,497
Siam Commercial Bank PCL:
(For. Reg.)	15,800	53,098
(NVDR)	7,350	24,700
Sri Trang Gloves Thailand PCL:
(For. Reg.)	23,800	16,630
NVDR	39,500	27,981
Srisawad Corp. PCL:
warrants 8/29/25 (a)	712	148
(For. Reg.)	23,500	36,321
NVDR	18,400	28,615
Thai Oil PCL:
(For. Reg.)	20,400	33,408
NVDR	40,800	66,816
Thai Union Frozen Products PCL:
(For. Reg.)	95,300	46,909
NVDR	48,800	24,021
True Corp. PCL:
(For. Reg.)	174,800	24,501
NVDR	343,900	48,202

TOTAL THAILAND		6,972,891

Turkey - 0.1%
Akbank TAS	200,051	120,179
Aselsan A/S	34,414	56,784
Bim Birlesik Magazalar A/S JSC	27,928	157,149
Eregli Demir ve Celik Fabrikalari T.A.S.	77,834	175,920
Ford Otomotiv Sanayi A/S	3,258	65,585
Koc Holding A/S	34,802	94,223
Turk Sise ve Cam Fabrikalari A/S	60,592	73,943
Turkcell Iletisim Hizmet A/S	78,924	115,025
Turkiye Garanti Bankasi A/S	106,495	107,440
Turkiye Is Bankasi A/S Series C	66,060	46,848
Turkiye Petrol Rafinerileri A/S (a)	7,915	124,843

TOTAL TURKEY		1,137,939

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	150,782	417,898
Abu Dhabi Islamic Bank	74,309	177,627
Abu Dhabi National Oil Co. for Distribution PJSC	179,268	201,570
Aldar Properties PJSC (a)	205,412	315,971
Dubai Islamic Bank Pakistan Ltd. (a)	157,571	276,700
Emaar Properties PJSC (a)	211,278	366,985
Emirates NBD Bank PJSC (a)	136,519	566,808
Emirates Telecommunications Corp.	188,637	1,797,497
First Abu Dhabi Bank PJSC	239,223	1,461,500

TOTAL UNITED ARAB EMIRATES		5,582,556

United Kingdom - 8.9%
3i Group PLC	54,101	885,376
Abrdn PLC	132,246	310,531
Admiral Group PLC	10,444	328,749
Anglo American PLC (United Kingdom)	69,332	3,070,783
Antofagasta PLC	21,355	408,818
Ashtead Group PLC	24,142	1,248,316
Associated British Foods PLC	19,253	385,267
AstraZeneca PLC (United Kingdom)	83,992	11,207,996
Auto Trader Group PLC (b)	52,440	413,865
Aveva Group PLC	6,193	166,443
Aviva PLC	202,992	1,089,078
BAE Systems PLC	171,895	1,587,735
Barclays PLC	923,818	1,698,109
Barratt Developments PLC	53,786	329,065
Berkeley Group Holdings PLC	5,996	304,096
BP PLC	1,027,925	4,962,612
BP PLC sponsored ADR	7,171	205,951
British American Tobacco PLC (United Kingdom)	117,526	4,925,790
British Land Co. PLC	46,811	301,529
BT Group PLC	480,499	1,065,548
Bunzl PLC	18,159	700,586
Burberry Group PLC	21,827	430,766
Compass Group PLC	94,729	1,998,957
Croda International PLC	7,485	726,992
Diageo PLC	126,491	6,310,489
GlaxoSmithKline PLC	272,793	6,149,457
Halma PLC	20,722	636,073
Hargreaves Lansdown PLC	19,985	228,795
Hikma Pharmaceuticals PLC	9,046	212,494
HSBC Holdings PLC (United Kingdom)	1,101,535	6,883,633
Imperial Brands PLC	47,991	998,958
Informa PLC (a)	79,960	567,228
InterContinental Hotel Group PLC	9,553	609,861
Intertek Group PLC	8,714	543,013
J Sainsbury PLC	98,990	288,829
JD Sports Fashion PLC	140,486	231,475
Johnson Matthey PLC	10,024	275,743
Kingfisher PLC	114,788	361,992
Land Securities Group PLC	37,638	352,991
Legal & General Group PLC	322,291	1,004,612
Lloyds Banking Group PLC	3,870,839	2,198,496
London Stock Exchange Group PLC	17,837	1,758,581
M&G PLC	137,155	364,139
Melrose Industries PLC	252,048	366,250
Mondi PLC	24,099	452,723
Mondi PLC	3,634	68,518
National Grid PLC	193,991	2,882,120
NatWest Group PLC	316,851	850,044
Next PLC	7,260	543,779
NMC Health PLC (a)	2,259	23
Ocado Group PLC (a)	27,110	310,048
Pearson PLC	39,768	386,140
Persimmon PLC	17,168	447,128
Phoenix Group Holdings PLC	36,716	278,102
Prudential PLC	148,795	1,852,267
Reckitt Benckiser Group PLC	38,734	3,020,694
RELX PLC (London Stock Exchange)	105,031	3,128,924
Rentokil Initial PLC	101,054	694,066
Rio Tinto PLC	60,889	4,302,183
Rolls-Royce Holdings PLC (a)	452,472	463,857
Sage Group PLC	54,839	503,235
Schroders PLC	6,384	225,357
Segro PLC	65,186	1,091,350
Severn Trent PLC	13,282	522,003
Shell PLC (London)	417,385	11,205,074
Smith & Nephew PLC	48,241	781,917
Smiths Group PLC	21,423	392,026
Spirax-Sarco Engineering PLC	3,999	603,431
SSE PLC	57,315	1,331,188
St. James's Place PLC	30,334	487,455
Standard Chartered PLC (United Kingdom)	144,272	986,290
Taylor Wimpey PLC	195,675	307,749
Tesco PLC	424,522	1,442,237
Unilever PLC	139,557	6,488,021
United Utilities Group PLC	35,383	508,468
Vodafone Group PLC	1,308,703	1,981,323
Vodafone Group PLC sponsored ADR (d)	15,783	239,744
Whitbread PLC	12,042	420,348

TOTAL UNITED KINGDOM		118,293,899

United States of America - 0.2%
360 DigiTech, Inc. ADR	3,962	57,172
Coca-Cola European Partners PLC	11,126	555,744
Dada Nexus Ltd. ADR (a)	2,589	19,754
DiDi Global, Inc. ADR	10,011	18,821
Fiverr International Ltd. (a)	1,481	78,863
Legend Biotech Corp. ADR (a)	2,703	108,525
Li Auto, Inc. ADR (a)(d)	30,236	678,193
NICE Ltd. sponsored ADR (a)	278	57,382
Southern Copper Corp.	4,575	284,885
Yum China Holdings, Inc. (d)	23,248	971,766

TOTAL UNITED STATES OF AMERICA		2,831,105

TOTAL COMMON STOCKS
(Cost $1,308,294,994)		1,270,506,555

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Alpargatas SA (PN)	12,139	48,124
Banco Bradesco SA (PN)	282,495	1,027,369
Braskem SA Class A	9,000	73,217
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	10,155	82,469
Companhia Energetica de Minas Gerais (CEMIG) (PN)	57,785	171,463
Gerdau SA	61,900	350,194
Itau Unibanco Holding SA	258,650	1,248,794
Itausa-Investimentos Itau SA (PN)	238,274	443,877
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	252,800	1,548,313

TOTAL BRAZIL		4,993,820

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B)	7,351	545,662
Colombia - 0.0%
Bancolombia SA (PN)	22,815	221,348
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	4,406	324,584
Fuchs Petrolub AG	3,678	116,009
Henkel AG & Co. KGaA	10,682	685,905
Porsche Automobil Holding SE (Germany)	8,320	686,233
Sartorius AG (non-vtg.)	1,437	538,774
Volkswagen AG	10,085	1,561,828

TOTAL GERMANY		3,913,333

Korea (South) - 0.2%
AMOREPACIFIC Corp.	600	35,869
Hyundai Motor Co.	1,106	81,640
Hyundai Motor Co. Series 2	2,956	220,079
LG Chemical Ltd.	716	140,481
LG Household & Health Care Ltd.	92	36,017
Samsung Electronics Co. Ltd.	44,749	2,086,839

TOTAL KOREA (SOUTH)		2,600,925

Russia - 0.0%
Surgutneftegas OJSC (c)	352,900	8,007
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $13,693,748)		12,283,095
	Principal Amount	Value

Government Obligations - 0.4%
United States of America - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $4,855,367)(f)	4,900,000	4,840,545
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund 0.32% (g)	33,410,700	33,417,383
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	5,217,224	5,217,746
TOTAL MONEY MARKET FUNDS
(Cost $38,635,129)		38,635,129
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,365,479,238)		1,326,265,324
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,677,195
NET ASSETS - 100%		$1,327,942,519

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	286	June 2022	$28,551,380	$(536,385)	$(536,385)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	244	June 2022	12,900,280	127,498	127,498
TME S&P/TSX 60 Index Contracts (Canada)	19	June 2022	3,703,421	(92,268)	(92,268)
TOTAL FUTURES CONTRACTS					$(501,155)

The notional amount of futures purchased as a percentage of Net Assets is 3.4%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $31,294,067 or 2.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,355,073.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$35,973,953	$204,089,784	$206,646,354	$28,000	$--	$--	$33,417,383	0.1%
Fidelity Securities Lending Cash Central Fund 0.32%	6,771,783	26,342,480	27,896,517	15,576	--	--	5,217,746	0.0%
Total	$42,745,736	$230,432,264	$234,542,871	$43,576	$--	$--	$38,635,129

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$80,531,817	$13,416,098	$67,016,837	$98,882
Consumer Discretionary	139,820,821	10,782,996	129,031,206	6,619
Consumer Staples	113,812,183	10,545,634	103,264,645	1,904
Energy	73,131,563	25,604,521	47,397,962	129,080
Financials	262,463,520	66,732,988	195,689,963	40,569
Health Care	123,346,866	2,893,397	120,453,469	--
Industrials	153,121,972	16,763,352	136,358,620	--
Information Technology	147,832,610	8,936,814	138,895,796	--
Materials	113,627,605	25,696,572	87,831,598	99,435
Real Estate	32,118,425	2,253,627	29,694,224	170,574
Utilities	42,982,268	6,551,448	36,418,192	12,628
Government Obligations	4,840,545	--	4,840,545	--
Money Market Funds	38,635,129	38,635,129	--	--
Total Investments in Securities:	$1,326,265,324	$228,812,576	$1,096,893,057	$559,691
Derivative Instruments:
Assets
Futures Contracts	$127,498	$127,498	$--	$--
Total Assets	$127,498	$127,498	$--	$--
Liabilities
Futures Contracts	$(628,653)	$(628,653)	$--	$--
Total Liabilities	$(628,653)	$(628,653)	$--	$--
Total Derivative Instruments:	$(501,155)	$(501,155)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$127,498	$(628,653)
Total Equity Risk	127,498	(628,653)
Total Value of Derivatives	$127,498	$(628,653)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $5,129,473) — See accompanying schedule: Unaffiliated issuers (cost $1,326,844,109)	$1,287,630,195
Fidelity Central Funds (cost $38,635,129)	38,635,129
Total Investment in Securities (cost $1,365,479,238)		$1,326,265,324
Foreign currency held at value (cost $2,147,408)		2,127,886
Receivable for investments sold		37,841
Receivable for fund shares sold		2,260,077
Dividends receivable		4,056,296
Reclaims receivable		1,480,584
Distributions receivable from Fidelity Central Funds		11,335
Other receivables		12,126
Total assets		1,336,251,469
Liabilities
Payable to custodian bank	$1,514
Payable for investments purchased
Regular delivery	6,486
Delayed delivery	30,507
Payable for fund shares redeemed	1,380,181
Payable for daily variation margin on futures contracts	378,853
Other payables and accrued expenses	1,293,905
Collateral on securities loaned	5,217,504
Total liabilities		8,308,950
Net Assets		$1,327,942,519
Net Assets consist of:
Paid in capital		$1,385,911,937
Total accumulated earnings (loss)		(57,969,418)
Net Assets		$1,327,942,519
Net Asset Value, offering price and redemption price per share ($1,327,942,519 ÷ 110,602,864 shares)		$12.01

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$17,981,939
Non-Cash dividends		1,432,629
Interest		6,124
Income from Fidelity Central Funds (including $15,576 from security lending)		43,576
Income before foreign taxes withheld		19,464,268
Less foreign taxes withheld		(1,694,925)
Total income		17,769,343
Expenses
Independent trustees' fees and expenses	$1,968
Total expenses before reductions	1,968
Expense reductions	(42)
Total expenses after reductions		1,926
Net investment income (loss)		17,767,417
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $28,406)	(8,483,344)
Foreign currency transactions	32,427
Futures contracts	(4,730,712)
Total net realized gain (loss)		(13,181,629)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $230,678)	(185,284,182)
Assets and liabilities in foreign currencies	(260,095)
Futures contracts	(1,315,258)
Total change in net unrealized appreciation (depreciation)		(186,859,535)
Net gain (loss)		(200,041,164)
Net increase (decrease) in net assets resulting from operations		$(182,273,747)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$17,767,417	$24,595,144
Net realized gain (loss)	(13,181,629)	(4,206,679)
Change in net unrealized appreciation (depreciation)	(186,859,535)	160,024,832
Net increase (decrease) in net assets resulting from operations	(182,273,747)	180,413,297
Distributions to shareholders	(29,150,134)	(10,454,288)
Share transactions
Proceeds from sales of shares	423,813,259	773,112,753
Reinvestment of distributions	19,695,566	7,447,910
Cost of shares redeemed	(176,294,423)	(253,488,031)
Net increase (decrease) in net assets resulting from share transactions	267,214,402	527,072,632
Total increase (decrease) in net assets	55,790,521	697,031,641
Net Assets
Beginning of period	1,272,151,998	575,120,357
End of period	$1,327,942,519	$1,272,151,998
Other Information
Shares
Sold	32,085,709	56,476,027
Issued in reinvestment of distributions	1,491,705	587,374
Redeemed	(13,451,601)	(18,694,973)
Net increase (decrease)	20,125,813	38,368,428

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Flex International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$14.06	$11.04	$11.59	$10.60	$11.79	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.35	.27	.37	.36	.19
Net realized and unrealized gain (loss)	(1.91)	2.87	(.52)	.81	(1.35)	1.60
Total from investment operations	(1.74)	3.22	(.25)	1.18	(.99)	1.79
Distributions from net investment income	(.31)	(.20)	(.30)	(.19)	(.15)	–
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.31)	(.20)	(.30)	(.19)	(.20)	–
Net asset value, end of period	$12.01	$14.06	$11.04	$11.59	$10.60	$11.79
Total ReturnD,E	(12.59)%	29.31%	(2.24)%	11.40%	(8.53)%	17.90%
Ratios to Average Net AssetsC,F,G
Expenses before reductionsH	- %I	-%	-%	-%	-%	- %I
Expenses net of fee waivers, if anyH	- %I	-%	-%	-%	-%	- %I
Expenses net of all reductionsH	- %I	-%	-%	-%	-%	- %I
Net investment income (loss)	2.64%I	2.56%	2.46%	3.35%	3.13%	2.64%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,327,943	$1,272,152	$575,120	$378,587	$244,871	$7,993
Portfolio turnover rateJ	5%I	5%	4%	4%	4%K	18%I

 A For the period March 9, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount represents less than .005%.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Flex International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund is available only to certain fee-based accounts and advisory programs offered by Fidelity. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, partnerships and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$153,668,663
Gross unrealized depreciation	(204,986,075)
Net unrealized appreciation (depreciation)	$(51,317,412)
Tax cost	$1,377,081,581

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Short-term	$(413,841)
Long-term	(7,113,317)
Total capital loss carryforward	$(7,527,158)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Flex International Index Fund	274,277,340	29,032,375

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services and the Fund does not pay any fees for these services. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds.

	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Flex International Index Fund	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $42.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Flex International Index Fund	- %-C
Actual		$1,000.00	$874.10	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ZEI-SANN-0622
1.9881634.105

Fidelity® Total International Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	1.6
Nestle SA (Reg. S) (Switzerland, Food Products)	1.3
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	1.0
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.9
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	0.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	0.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	0.8
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	0.8
Novartis AG (Switzerland, Pharmaceuticals)	0.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	0.7
9.6

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	21.1
Industrials	11.7
Information Technology	10.8
Consumer Discretionary	10.8
Materials	9.2
Health Care	9.2
Consumer Staples	8.1
Energy	5.9
Communication Services	5.6
Utilities	3.4
Real Estate	2.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	14.1%
United Kingdom	9.2%
Canada	8.1%
Switzerland	6.1%
France	5.8%
Australia	5.2%
Germany	4.8%
Cayman Islands	4.7%
Taiwan	4.4%
Other*	37.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 5.2%
Abacus Property Group unit	133,034	$305,312
Accent Group Ltd.	148,620	149,628
Adbri Ltd.	107,008	218,386
AGL Energy Ltd.	203,227	1,235,394
Allkem Ltd. (a)	178,190	1,485,075
ALS Ltd.	148,559	1,345,217
Altium Ltd.	33,667	758,426
Alumina Ltd.	731,233	920,620
AMP Ltd. (a)	931,431	752,527
Ampol Ltd.	72,158	1,696,523
Ansell Ltd.	39,188	750,577
APA Group unit	335,727	2,697,609
Appen Ltd.	41,648	190,246
ARB Corp. Ltd.	19,966	553,407
Arena (REIT) unit	93,952	317,954
Aristocrat Leisure Ltd.	180,205	4,181,178
ASX Ltd.	56,579	3,420,748
Atlas Arteria Ltd. unit	290,094	1,409,298
Aub Group Ltd.	26,473	428,619
Aurizon Holdings Ltd.	541,889	1,530,358
Austal Ltd.	170,330	242,444
Australia & New Zealand Banking Group Ltd.	833,929	15,868,995
Australian Agricultural Co. Ltd. (a)	71,591	86,849
Australian Strategic Materials Ltd. (a)	22,913	101,431
AVZ Minerals Ltd. (a)	729,530	490,091
Bank of Queensland Ltd.	190,044	1,078,227
Bapcor Ltd.	99,949	473,785
Beach Energy Ltd.	699,942	798,016
Bega Cheese Ltd.	114,275	403,295
Bellevue Gold Ltd. (a)	214,402	144,308
Bendigo & Adelaide Bank Ltd.	151,867	1,132,294
Betmakers Technology Group Ltd. (a)	235,649	94,119
BHP Group Ltd.	1,517,044	50,692,681
Blackmores Ltd.	5,213	263,966
BlueScope Steel Ltd.	146,995	2,089,622
Boral Ltd.	130,591	325,776
BrainChip Holdings Ltd. (a)(b)	383,802	254,843
Brambles Ltd.	432,763	3,195,660
Bravura Solutions Ltd.	81,172	107,656
Breville Group Ltd.	25,035	414,893
Brickworks Ltd.	32,102	533,199
BWP Trust	170,528	495,654
Capricorn Metals Ltd. (a)	62,717	182,452
carsales.com Ltd.	83,567	1,233,707
Centuria Capital Group unit	311,993	606,010
Centuria Industrial REIT	198,768	553,931
Centuria Office REIT unit	161,143	248,436
Chalice Mining Ltd. (a)	96,086	461,282
Challenger Ltd.	163,384	826,650
Champion Iron Ltd.	98,713	500,397
Charter Hall Group unit	144,385	1,551,765
Charter Hall Long Wale REIT unit	190,688	715,663
Charter Hall Retail REIT	218,368	682,129
Charter Hall Social Infrastruc	103,193	292,122
Cimic Group Ltd.	20,969	323,790
City Chic Collective Ltd. (a)	47,483	98,831
Cleanaway Waste Management Ltd.	597,300	1,338,871
Clinuvel Pharmaceuticals Ltd.	13,521	155,508
Cochlear Ltd.	20,442	3,292,541
Codan Ltd./Australia	36,460	181,822
Coles Group Ltd.	394,932	5,192,827
Collins Foods Ltd.	47,402	339,428
Commonwealth Bank of Australia	510,074	37,073,971
Computershare Ltd.	161,664	2,850,148
Corporate Travel Management Ltd. (a)	33,960	612,727
Costa Group Holdings Ltd.	201,308	470,798
Credit Corp. Group Ltd.	24,982	477,694
Cromwell Property Group unit	558,536	335,212
Crown Ltd. (a)	107,428	972,670
CSL Ltd.	144,075	27,496,749
CSR Ltd.	182,502	781,581
Data#3 Ltd.	28,894	117,342
De Grey Mining Ltd. (a)	333,913	280,943
Deterra Royalties Ltd.	160,432	543,493
Dexus unit	317,458	2,482,069
Dexus Industria (REIT)	47,557	113,775
Dicker Data Ltd.	11,199	103,558
Domain Holdings Australia Ltd.	83,048	202,249
Dominos Pizza Enterprises Ltd.	18,371	963,029
Downer EDI Ltd.	234,166	905,990
Eagers Automotive Ltd.	48,619	449,402
Elders Ltd.	61,707	620,348
EML Payments Ltd. (a)	70,842	76,693
Endeavour Group Ltd.	393,105	2,151,881
Event Hospitality & Entertainment Ltd. (a)	19,989	204,698
Evolution Mining Ltd.	557,053	1,576,239
Flight Centre Travel Group Ltd. (a)(b)	52,219	815,495
Fortescue Metals Group Ltd.	508,177	7,680,118
G8 Education Ltd.	297,462	229,235
GDI Property Group unit	141,746	112,734
Genworth Mortgage Insurance Ltd.	106,265	223,421
Gold Road Resources Ltd.	282,072	308,088
Goodman Group unit	503,147	8,374,326
GrainCorp Ltd.	82,395	595,417
Growthpoint Properties Australia Ltd.	103,245	317,565
GUD Holdings Ltd.	44,549	400,157
GWA Group Ltd.	43,695	69,794
Harvey Norman Holdings Ltd.	182,283	649,304
Healius Ltd.	167,246	526,262
HomeCo Daily Needs (REIT) unit	393,491	389,841
HUB24 Ltd.	21,129	352,886
IDP Education Ltd.	61,139	1,134,214
IGO Ltd.	207,791	1,889,313
Iluka Resources Ltd.	131,568	1,030,559
Imdex Ltd.	74,861	131,332
Imugene Ltd. (a)	1,512,660	226,355
Incitec Pivot Ltd.	590,134	1,591,604
Ingenia Communities Group unit	117,256	386,019
Inghams Group Ltd.	150,420	325,672
Insignia Financial Ltd.	229,248	551,075
Insurance Australia Group Ltd.	728,213	2,325,396
Invocare Ltd.	47,488	407,438
ioneer Ltd. (a)	519,723	241,412
IPH Ltd.	81,761	433,445
Iress Ltd.	62,699	482,314
Irongate Group	155,589	210,390
JB Hi-Fi Ltd. (b)	36,044	1,334,939
Johns Lyng Group Ltd.	53,606	335,509
Jumbo Interactive Ltd.	13,442	163,425
Karoon Energy Ltd. (a)	132,077	189,676
Kelsian Group Ltd.	58,410	323,616
Kogan.Com Ltd. (b)	27,952	75,982
Lendlease Group unit	200,620	1,718,584
Lifestyle Communities Ltd.	37,447	394,669
Link Administration Holdings Ltd.	160,409	567,943
Liontown Resources Ltd. (a)	481,366	482,505
Lovisa Holdings Ltd.	15,484	177,282
Lynas Rare Earths Ltd. (a)	267,748	1,680,163
Macquarie Group Ltd.	101,378	14,594,689
Magellan Financial Group Ltd.	45,961	519,958
Magellan Financial Group Ltd. warrants 4/16/27 (a)	4,999	5,439
Mayne Pharma Group Ltd. (a)	356,519	71,241
McMillan Shakespeare Ltd.	32,076	267,517
Medibank Private Ltd.	828,645	1,862,085
Megaport Ltd. (a)	41,028	243,743
Mesoblast Ltd. (a)(b)	164,527	123,651
Metcash Ltd.	354,626	1,190,470
Mineral Resources Ltd.	52,217	2,121,745
Mirvac Group unit	1,190,248	2,011,628
Monadelphous Group Ltd.	24,351	181,396
Nanosonics Ltd. (a)	77,091	213,023
National Australia Bank Ltd.	974,593	22,248,687
National Storage REIT unit	347,937	630,201
Nearmap Ltd. (a)	111,209	94,150
Netwealth Group Ltd.	37,179	336,639
New Hope Corp. Ltd.	168,332	414,568
Newcrest Mining Ltd.	18,690	353,243
Newcrest Mining Ltd.	255,952	4,806,613
NEXTDC Ltd. (a)	136,156	1,057,094
NIB Holdings Ltd.	118,323	589,180
Nickel Mines Ltd.	287,905	263,880
Nine Entertainment Co. Holdings Ltd.	429,142	804,334
Northern Star Resources Ltd.	334,655	2,300,348
Novonix Ltd. (a)	76,328	270,432
NRW Holdings Ltd.	116,870	159,338
Nufarm Ltd.	100,803	453,483
Omni Bridgeway Ltd. (a)	65,850	154,713
oOh!media Ltd.	157,597	172,530
Orica Ltd.	119,746	1,375,980
Origin Energy Ltd.	513,473	2,456,019
Orora Ltd.	231,794	649,564
OZ Minerals Ltd.	102,137	1,772,888
Paladin Energy Ltd. (Australia) (a)	841,814	463,272
Pendal Group Ltd.	127,460	469,222
Perpetual Trustees Australia Ltd.	21,416	492,348
Perseus Mining Ltd. (Australia)	366,240	509,633
PEXA Group Ltd.	30,782	386,018
Pilbara Minerals Ltd. (a)	689,898	1,338,192
Pinnacle Investment Management Group Ltd.	34,241	223,787
Platinum Asset Management Ltd.	159,435	208,624
PointsBet Holdings Ltd. (a)	53,073	108,153
PolyNovo Ltd. (a)	169,993	111,295
Premier Investments Ltd.	26,818	475,214
Pro Medicus Ltd.	12,501	408,829
Qantas Airways Ltd. (a)	254,032	984,330
QBE Insurance Group Ltd.	446,399	3,851,211
Qube Holdings Ltd.	546,775	1,129,886
Ramelius Resources Ltd.	258,993	275,056
Ramsay Health Care Ltd.	52,450	2,976,394
REA Group Ltd.	15,983	1,431,884
Redbubble Ltd. (a)	57,816	45,410
Reece Ltd.	87,375	1,061,572
Regis Resources Ltd.	359,265	526,346
Reliance Worldwide Corp. Ltd.	263,213	722,308
Rio Tinto Ltd.	110,232	8,719,781
Rural Funds Group unit	68,645	147,571
Sandfire Resources NL	137,537	545,123
Santos Ltd.	966,072	5,398,478
Sayona Mining Ltd. (a)(b)	1,760,436	382,954
Scentre Group unit	1,543,143	3,215,159
SEEK Ltd.	100,994	1,979,017
Select Harvests Ltd.	56,802	262,491
Seven Group Holdings Ltd.	46,083	642,946
Shopping Centres Australasia Property Group unit	321,616	688,337
Sigma Healthcare Ltd.	524,060	184,823
Silver Lake Resources Ltd. (a)	276,182	360,782
Sims Ltd.	54,225	784,034
Smartgroup Corp. Ltd.	61,833	387,244
Sonic Healthcare Ltd.	134,139	3,464,305
South32 Ltd.	1,394,327	4,643,579
Southern Cross Media Group Ltd.	52,408	63,343
St Barbara Ltd.	268,435	250,924
Steadfast Group Ltd.	274,342	993,224
Stockland Corp. Ltd. unit	716,573	2,074,070
Suncorp Group Ltd.	370,654	2,975,978
Super Retail Group Ltd.	64,379	476,346
Tabcorp Holdings Ltd.	683,088	2,612,278
Tassal Group Ltd.	62,585	165,945
Technology One Ltd.	107,813	778,005
Telix Pharmaceuticals Ltd. (a)(b)	60,945	194,705
Telstra Corp. Ltd.	1,193,145	3,386,920
Temple & Webster Group Ltd. (a)	25,897	105,700
The GPT Group unit	570,597	2,028,407
The Star Entertainment Group Ltd. (a)	254,031	561,074
Transurban Group unit	904,483	9,082,469
Treasury Wine Estates Ltd.	223,340	1,766,996
Tyro Payments Ltd. (a)	124,576	106,480
United Malt Group Ltd.	99,290	290,112
Uniti Group Ltd. (a)	215,898	745,541
Vicinity Centres unit	1,148,163	1,498,139
Viva Energy Group Ltd. (c)	280,626	550,589
Vulcan Energy Resources Ltd. (a)(b)	32,326	186,976
Washington H. Soul Pattinson & Co. Ltd.	64,251	1,252,003
Waypoint (REIT) unit	323,125	609,117
Webjet Ltd.	120,952	501,851
Wesfarmers Ltd.	337,136	11,665,947
West African Resources Ltd. (a)	273,082	260,518
Western Areas NL (a)	96,805	261,653
Westgold Resources Ltd.	170,916	197,344
Westpac Banking Corp.	1,094,557	18,322,875
Whitehaven Coal Ltd.	262,484	901,383
WiseTech Global Ltd.	43,107	1,336,438
Woodside Petroleum Ltd.	290,136	6,312,226
Woolworths Group Ltd.	365,896	9,898,608
WorleyParsons Ltd.	90,960	884,588
Zip Co. Ltd. (a)(b)	153,184	112,674

TOTAL AUSTRALIA		442,319,324

Austria - 0.2%
Andritz AG	20,351	865,143
AT&S Austria Technologie & Systemtechnik AG	7,602	389,268
BAWAG Group AG (c)	22,354	1,061,454
CA Immobilien Anlagen AG	15,841	447,392
DO & CO Restaurants & Catering AG (a)	1,729	152,154
Erste Group Bank AG	103,826	3,232,703
IMMOFINANZ Immobilien Anlagen AG (b)	23,102	554,049
Lenzing AG	4,593	416,993
Oesterreichische Post AG	13,734	442,422
OMV AG	43,932	2,245,700
Raiffeisen International Bank-Holding AG	46,855	533,365
S IMMO AG	14,648	351,586
S&T AG (b)	16,374	276,822
Schoeller-Bleckmann Oilfield Equipment AG (a)	4,330	247,756
Telekom Austria AG	36,419	259,658
UNIQA Insurance Group AG	38,799	295,806
Verbund AG	20,168	2,155,744
Vienna Insurance Group AG	10,702	265,464
Voestalpine AG	33,635	875,279
Wienerberger AG	35,337	997,487

TOTAL AUSTRIA		16,066,245

Bailiwick of Guernsey - 0.0%
BMO Commercial Property Trust Ltd.	239,351	353,289
Burford Capital Ltd.	57,209	489,174
Picton Property Income Ltd.	162,738	207,387
Regional REIT Ltd. (c)	130,746	139,657
Sirius Real Estate Ltd.	354,037	538,143
UK Commercial Property REIT Ltd.	231,627	255,206

TOTAL BAILIWICK OF GUERNSEY		1,982,856

Bailiwick of Jersey - 0.5%
Boohoo.Com PLC (a)	284,911	288,437
Breedon Group PLC	633,228	626,390
Centamin PLC	342,693	392,767
Experian PLC	273,635	9,449,808
Ferguson PLC	65,742	8,247,281
Glencore Xstrata PLC	2,963,580	18,260,592
IWG PLC (a)	255,227	774,852
JTC PLC (c)	43,161	419,099
Man Group PLC	416,098	1,212,729
Petrofac Ltd. (a)	104,246	175,731
Sanne Group PLC	46,694	527,755
TP ICAP Group PLC	248,549	411,103
WPP PLC	347,449	4,330,906
Yellow Cake PLC (a)(c)	43,327	212,651

TOTAL BAILIWICK OF JERSEY		45,330,101

Belgium - 0.6%
Ackermans & Van Haaren SA	6,692	1,193,024
Aedifica SA	11,524	1,365,973
Ageas	51,456	2,462,250
Agfa-Gevaert NV (a)	35,896	143,705
Anheuser-Busch InBev SA NV	259,996	14,960,043
Barco NV	24,054	541,693
Befimmo SCA Sicafi	6,227	310,835
Bekaert SA	12,505	463,546
Bpost SA	38,958	236,046
Cofinimmo SA	8,412	1,129,608
Colruyt NV (b)	15,532	570,348
Compagnie D'entreprises CFE SA	3,736	488,100
D'ieteren Group	7,084	1,137,072
Econocom Group SA	66,804	255,251
ELIA GROUP SA/NV	8,436	1,342,829
Euronav NV	51,913	600,260
Fagron NV	18,048	338,541
Galapagos NV (a)	15,916	934,480
Gimv NV	6,514	373,794
Groupe Bruxelles Lambert SA	29,795	2,811,471
Intervest Offices & Warehouses NV	10,896	321,804
Ion Beam Applications SA	3,881	63,320
KBC Ancora	11,792	477,087
KBC Group NV	74,387	5,060,687
Kinepolis Group NV (a)	4,430	245,140
Melexis NV	6,444	553,118
Mithra Pharmaceuticals SA (a)(b)	5,337	52,012
Montea SICAFI SCA	4,144	494,774
Ontex Group NV (a)	30,087	208,454
Orange Belgium	9,765	189,266
Proximus	46,186	807,253
Recticel SA	9,728	212,559
Retail Estates NV	4,319	328,966
Sofina SA	4,477	1,372,008
Solvay SA Class A	22,317	2,098,629
Telenet Group Holding NV	12,518	373,067
Tessenderlo Group (a)	5,833	204,205
Titan Cement International Trading SA	20,492	287,100
UCB SA	37,535	4,266,704
Umicore SA	60,032	2,307,838
VGP NV	2,311	601,083
Warehouses de Pauw	41,023	1,578,163
Warehouses de Pauw rights (a)(d)	41,023	38,084
Xior Student Housing NV	6,492	346,778

TOTAL BELGIUM		54,146,968

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	1,280,000	721,184
Alibaba Pictures Group Ltd. (a)	4,760,000	401,637
Beijing Enterprises Water Group Ltd.	1,758,000	568,691
Brightoil Petroleum Holdings Ltd. (a)(e)	26,000	0
Brookfield Asset Management Reinsurance Partners Ltd.	6,286	314,386
BW LPG Ltd. (c)	25,038	157,446
Cafe de Coral Holdings Ltd.	104,000	163,278
CGN New Energy Holdings Co. Ltd. (c)	380,000	166,292
China Foods Ltd.	312,000	111,449
China Gas Holdings Ltd.	908,600	1,107,554
China Resource Gas Group Ltd.	292,000	1,097,158
China Ruyi Holdings Ltd. (a)	929,600	222,802
China Water Affairs Group Ltd.	278,000	305,223
China Youzan Ltd. (a)	4,000,000	64,500
Chinese Estates Holdings Ltd.	93,000	27,023
Chow Sang Sang Holdings International Ltd.	291,000	322,179
CK Infrastructure Holdings Ltd.	202,000	1,358,129
CMBC Capital Holdings Ltd.	171,000	39,025
Cosco Shipping Ports Ltd.	549,086	391,519
Credicorp Ltd. (United States)	19,991	2,776,550
Digital China Holdings Ltd. (H Shares)	209,000	98,318
FLEX LNG Ltd.	8,074	227,441
Frontline Ltd. (a)(b)	30,442	252,125
Gemdale Properties and Investment Corp. Ltd.	1,710,000	181,368
Golden Ocean Group Ltd.	42,771	532,462
GOME Retail Holdings Ltd. (a)	3,932,000	190,465
Grand Pharmaceutical Group Ltd.	365,500	223,887
Haitong International Securities Group Ltd.	666,030	105,435
Hi Sun Technology (China) Ltd. (a)	1,221,000	147,108
Hiscox Ltd.	105,519	1,252,962
Hongkong Land Holdings Ltd.	337,739	1,575,540
Hopson Development Holdings Ltd.	231,000	445,390
Huabao International Holdings Ltd.	282,000	153,849
Jardine Matheson Holdings Ltd.	64,558	3,419,561
Johnson Electric Holdings Ltd.	114,927	130,502
K Wah International Holdings Ltd.	524,902	196,712
Kerry Logistics Network Ltd.	170,500	392,089
Kerry Properties Ltd.	158,000	427,254
Kunlun Energy Co. Ltd.	1,240,000	1,029,060
Lancashire Holdings Ltd.	70,789	375,174
Luk Fook Holdings International Ltd.	202,000	462,360
Luye Pharma Group Ltd. (a)(c)	1,058,000	330,014
Man Wah Holdings Ltd.	600,400	561,930
Nine Dragons Paper (Holdings) Ltd.	556,000	491,023
NWS Holdings Ltd.	454,367	411,330
Pacific Basin Shipping Ltd.	1,888,000	866,235
PAX Global Technology Ltd.	216,000	186,200
Pou Sheng International (Holdings) Ltd.	736,000	85,170
Realord Group Holdings Ltd. (a)(b)	172,000	292,469
Shanghai Industrial Urban Development Group Ltd.	1,639,400	142,803
Shangri-La Asia Ltd. (a)	256,000	193,828
Shenzhen International Holdings Ltd.	508,009	544,072
Sihuan Pharmaceutical Holdings Group Ltd.	1,708,000	269,593
Sinopec Kantons Holdings Ltd.	352,000	119,757
Skyfame Realty Holdings Ltd.	2,532,000	26,988
Skyworth Group Ltd.	499,589	261,554
SMI Corp. Ltd. (a)(e)	7,200	2,147
Vtech Holdings Ltd.	56,000	396,139
Yue Yuen Industrial (Holdings) Ltd.	246,500	362,573
Yuexiu Transport Infrastructure Ltd.	276,000	176,129

TOTAL BERMUDA		27,855,041

Brazil - 1.2%
3R Petroleum Oleo e Gas SA (a)	123,700	1,156,697
AES Brasil Energia SA	120,039	268,294
Aliansce Sonae Shopping Centers SA	38,572	164,619
Alupar Investimento SA unit	84,900	451,293
Ambev SA	1,384,763	4,066,942
Americanas SA	209,059	1,014,860
Anima Holding SA (a)	115,300	129,434
Arezzo Industria e Comercio SA	27,200	492,235
Atacadao SA	152,000	632,417
Auren Energia SA	127,389	377,739
B3 SA - Brasil Bolsa Balcao	1,825,334	4,910,434
Banco Bradesco SA	630,030	1,900,049
Banco BTG Pactual SA unit	371,400	1,734,570
Banco do Brasil SA	249,300	1,675,127
Banco Inter SA unit	101,020	309,969
Banco Santander SA (Brasil) unit	119,900	769,997
BB Seguridade Participacoes SA	266,500	1,370,786
BR Malls Participacoes SA	327,705	629,036
BRF SA (a)	203,272	558,346
CCR SA	347,984	873,488
Centrais Eletricas Brasileiras SA (Electrobras)	94,076	770,274
Cielo SA	304,900	209,683
Cogna Educacao (a)	811,554	402,170
Companhia Brasileira de Aluminio	39,000	135,208
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	100,500	905,200
Companhia Siderurgica Nacional SA (CSN)	214,187	912,817
Compania de Locacao das Americas	104,300	497,033
Compania de Saneamento do Parana unit	179,300	716,990
Cosan SA	282,164	1,198,524
CVC Brasil Operadora e Agencia de Viagens SA (a)	86,306	231,478
Cyrela Brazil Realty SA	73,600	210,649
Dexco SA	127,160	331,021
EDP Energias do Brasil SA	90,800	388,989
Embraer SA (a)	207,188	595,504
Energisa SA unit	48,700	469,274
Eneva SA (a)	239,300	664,084
ENGIE Brasil Energia SA	69,581	589,699
Equatorial Energia SA	297,000	1,540,283
Fleury SA	61,200	178,502
Gol Linhas Aereas Inteligentes SA:
rights 5/13/22 (a)	16,145	65
warrants 7/23/24 (a)	900	1,074
GPA	55,561	228,472
Grendene SA	101,400	193,819
Grupo de Moda Soma SA	132,816	324,521
Grupo SBF SA	34,200	166,920
Hapvida Participacoes e Investimentos SA (c)	1,307,235	2,318,885
Hypera SA	129,000	976,381
Iguatemi SA unit (a)	78,110	331,623
IRB Brasil Resseguros SA	234,913	131,617
JBS SA	269,900	2,066,306
Klabin SA unit	209,000	876,760
Light SA	89,200	161,117
Localiza Rent A Car SA	186,508	1,997,135
Locaweb Servicos de Internet SA (a)(c)	130,900	189,839
Lojas Renner SA	299,637	1,439,412
M. Dias Branco SA	38,857	186,034
Magazine Luiza SA	927,768	915,767
Marfrig Global Foods SA	103,200	391,387
Minerva SA	82,400	218,836
MRV Engenharia e Participacoes SA	120,400	251,323
Multiplan Empreendimentos Imobiliarios SA	68,496	341,514
Natura & Co. Holding SA (a)	277,252	1,042,509
Odontoprev SA	93,390	191,731
Omega Energia SA (a)	103,651	223,909
Pet Center Comercio e Participacoes SA	109,700	337,934
Petro Rio SA (a)	222,300	1,200,540
Petroleo Brasileiro SA - Petrobras (ON)	1,065,588	7,207,448
Qualicorp Consultoria E Corret	73,000	195,938
Raia Drogasil SA	319,600	1,353,013
Rede D'Oregon Sao Luiz SA (c)	122,500	910,087
Rumo SA	382,400	1,266,171
Santos Brasil Participacoes SA	229,800	329,551
Sao Martinho SA	64,900	609,231
Sendas Distribuidora SA	257,405	795,548
Simpar SA	155,100	366,107
SLC Agricola SA	27,610	295,481
Smartfit Escola de Ginastica e Danca SA (a)	67,800	246,161
Sul America SA unit	109,520	588,366
Suzano Papel e Celulose SA	230,289	2,310,832
Telefonica Brasil SA	142,400	1,532,025
TIM SA	218,380	595,427
Totvs SA	154,800	1,001,013
Transmissora Alianca de Energia Eletrica SA unit	53,200	473,252
Ultrapar Participacoes SA	241,200	637,645
Vale SA	1,232,683	20,766,830
Via S/A (a)	472,100	283,607
Vibra Energia SA	347,742	1,485,515
Weg SA	495,480	3,016,606
YDUQS Participacoes SA	86,500	282,038

TOTAL BRAZIL		97,687,036

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	1,086,000	437,882
VK Co. Ltd. unit (a)(e)	39,795	15,418

TOTAL BRITISH VIRGIN ISLANDS		453,300

Canada - 8.0%
Advantage Energy Ltd. (a)	58,810	491,209
Aecon Group, Inc.	21,776	253,755
AG Growth International, Inc.	4,878	147,671
Agnico Eagle Mines Ltd. (Canada)	137,614	8,010,567
Air Canada (a)	57,797	1,012,285
Alamos Gold, Inc.	124,212	964,960
Algonquin Power & Utilities Corp.	190,176	2,753,492
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	257,189	11,449,530
Allied Properties (REIT)	23,665	768,723
AltaGas Ltd.	82,865	1,895,126
Altius Minerals Corp.	9,979	166,543
Altus Group Ltd.	12,586	471,344
ARC Resources Ltd.	210,456	2,917,698
Argonaut Gold, Inc. (a)	83,206	139,254
Aritzia, Inc. (a)	28,840	1,027,074
Artis (REIT)	26,390	269,313
ATCO Ltd. Class I (non-vtg.)	21,584	769,003
ATS Automation Tooling System, Inc. (a)	23,912	697,825
Aurinia Pharmaceuticals, Inc. (Canada) (a)	25,230	259,617
Aurora Cannabis, Inc. (a)(b)	63,122	191,629
AutoCanada, Inc. (a)(b)	9,108	211,987
Aya Gold & Silver, Inc. (a)	20,522	128,437
B2Gold Corp.	309,537	1,313,180
Badger Infrastructure Solution	12,617	292,185
Ballard Power Systems, Inc. (a)(b)	68,210	566,536
Bank of Montreal	191,283	20,281,522
Bank of Nova Scotia	360,153	22,806,559
Barrick Gold Corp. (Canada)	534,342	11,916,785
Bausch Health Cos., Inc. (Canada) (a)	98,256	1,866,990
Baytex Energy Corp. (a)	162,035	828,685
BCE, Inc.	19,047	1,012,657
Birchcliff Energy Ltd.	83,322	609,681
BlackBerry Ltd. (a)	151,004	863,955
Boardwalk (REIT)	9,704	425,808
Bombardier, Inc. Class B (sub. vtg.) (a)	680,419	667,363
Boralex, Inc. Class A	26,705	800,537
Boyd Group Services, Inc.	7,131	882,598
Brookfield Asset Management, Inc. (Canada) Class A	424,102	21,154,755
Brookfield Infrastructure Corp. Class A	28,161	1,998,112
Brookfield Renewable Corp.	47,169	1,693,773
BRP, Inc. (b)	11,311	916,309
BSR Real Estate Investment Trust	19,300	375,578
CAE, Inc. (a)	92,239	2,193,517
Cameco Corp.	120,675	3,115,860
Canaccord Genuity Group, Inc.	39,829	350,343
Canacol Energy Ltd.	76,702	170,164
Canada Goose Holdings, Inc. (a)	16,384	357,103
Canadian Apartment Properties (REIT) unit	22,378	876,551
Canadian Imperial Bank of Commerce	132,494	14,647,412
Canadian National Railway Co.	211,930	24,923,819
Canadian Natural Resources Ltd.	352,452	21,814,081
Canadian Pacific Railway Ltd.	278,791	20,393,096
Canadian Tire Ltd. Class A (non-vtg.)	16,516	2,274,944
Canadian Utilities Ltd. Class A (non-vtg.)	37,645	1,131,709
Canadian Western Bank, Edmonton	25,241	636,797
Canfor Corp. (a)	21,679	413,110
Capital Power Corp.	40,931	1,345,197
Capstone Copper Corp. (a)	96,990	441,670
Cargojet, Inc.	3,937	459,973
Cascades, Inc.	27,255	267,957
CCL Industries, Inc. Class B	51,116	2,228,628
Celestica, Inc. (sub. vtg.) (a)	39,225	440,905
Cenovus Energy, Inc. (Canada)	396,512	7,330,526
Centerra Gold, Inc.	67,557	625,270
CGI, Inc. Class A (sub. vtg.) (a)	64,379	5,133,682
Choice Properties REIT	37,945	448,375
CI Financial Corp.	55,608	725,049
Cineplex, Inc. (a)(b)	17,158	175,767
Cogeco Communications, Inc.	4,694	385,488
Colliers International Group, Inc.	10,906	1,204,232
Constellation Software, Inc.	6,007	9,454,227
Converge Technology Solutions Corp. (a)	67,159	451,160
Corus Entertainment, Inc. Class B (non-vtg.) (b)	57,210	187,486
Crescent Point Energy Corp.	183,085	1,268,405
Cronos Group, Inc. (a)(b)	67,138	202,253
Denison Mines Corp. (a)	286,037	369,612
Descartes Systems Group, Inc. (Canada) (a)	24,177	1,501,641
Docebo, Inc. (a)	6,179	264,591
Dollarama, Inc.	88,464	4,918,148
Dream Industrial (REIT)	22,192	258,430
DREAM Unlimited Corp.	9,565	343,987
Dundee Precious Metals, Inc.	57,288	331,781
Dye & Durham Ltd.	16,526	272,850
ECN Capital Corp.	62,476	283,042
Eldorado Gold Corp. (a)	60,150	584,340
Element Fleet Management Corp.	120,164	1,072,885
Emera, Inc.	72,768	3,513,641
Empire Co. Ltd. Class A (non-vtg.)	50,615	1,671,735
Enbridge, Inc.	601,598	26,252,741
Endeavour Silver Corp. (a)	61,289	233,773
Enerflex Ltd.	34,296	236,533
Energy Fuels, Inc. (a)	44,718	336,956
Enerplus Corp.	73,964	906,234
Enghouse Systems Ltd.	16,407	461,437
Equinox Gold Corp. (a)	76,510	545,543
Equitable Group, Inc.	8,888	398,858
ERO Copper Corp. (a)	21,743	312,609
Exchange Income Corp.	4,668	150,616
Extendicare, Inc.	24,719	139,888
Fairfax Financial Holdings Ltd. (sub. vtg.)	7,347	4,036,918
Fiera Capital Corp.	28,214	215,451
Finning International, Inc.	47,878	1,346,912
First Capital (REIT) unit	52,743	702,884
First Majestic Silver Corp. (b)	74,088	765,304
First National Financial Corp.	8,515	240,739
First Quantum Minerals Ltd.	177,233	5,081,144
FirstService Corp.	12,951	1,614,830
Fortis, Inc.	135,713	6,603,682
Fortuna Silver Mines, Inc. (a)	96,469	337,170
Franco-Nevada Corp.	57,477	8,692,353
Freehold Royalties Ltd.	49,266	574,479
George Weston Ltd.	22,556	2,806,134
GFL Environmental, Inc.	47,331	1,425,843
Gibson Energy, Inc.	50,373	959,112
Gildan Activewear, Inc.	58,509	1,982,561
goeasy Ltd.	3,974	356,706
GoGold Resources, Inc. (a)	68,661	135,222
Granite (REIT)	9,057	670,753
Great-West Lifeco, Inc.	77,181	2,129,214
H&R (REIT) unit	37,451	372,571
Headwater Exploration, Inc. (a)	66,688	344,173
Home Capital Group, Inc.	17,500	436,461
HudBay Minerals, Inc.	83,499	534,929
Hut 8 Mining Corp. (a)(b)	46,386	165,374
Hydro One Ltd. (c)	93,050	2,515,570
iA Financial Corp, Inc.	31,655	1,655,133
IAMGOLD Corp. (a)	151,858	429,101
IGM Financial, Inc.	25,389	804,566
Imperial Oil Ltd.	71,047	3,577,099
Innergex Renewable Energy, Inc.	48,743	652,613
Intact Financial Corp.	51,832	7,251,195
Interfor Corp.	18,579	529,610
InterRent REIT	28,813	316,469
Intertape Polymer Group, Inc.	19,479	602,725
Ivanhoe Mines Ltd. (a)	186,310	1,493,787
Jamieson Wellness, Inc. (c)	15,449	388,435
K92 Mining, Inc. (a)(b)	91,831	654,072
Kelt Exploration Ltd. (a)	42,150	217,534
Keyera Corp.	62,312	1,545,856
Killam Apartment (REIT)	25,708	404,436
Kinaxis, Inc. (a)	7,639	845,335
Kinross Gold Corp.	371,622	1,877,419
Knight Therapeutics, Inc. (a)	46,978	194,911
Labrador Iron Ore Royalty Corp.	16,901	457,306
Lassonde Industries, Inc. Class A (sub. vtg.)	1,440	154,083
Laurentian Bank of Canada	21,572	656,068
Lifeworks, Inc.	24,873	365,936
Lightspeed Commerce, Inc. (Canada) (a)	32,259	720,940
Linamar Corp.	14,348	568,269
Lithium Americas Corp. (a)(b)	31,538	794,925
Loblaw Companies Ltd.	49,073	4,488,824
Lundin Gold, Inc. (a)	22,222	179,035
Lundin Mining Corp.	196,799	1,796,950
MAG Silver Corp. (a)	30,196	445,189
Magna International, Inc. Class A (sub. vtg.)	87,014	5,243,937
Manulife Financial Corp. (b)	578,393	11,309,876
Maple Leaf Foods, Inc.	26,956	593,613
Martinrea International, Inc.	30,018	179,222
MDA Ltd. (a)	14,370	98,884
MEG Energy Corp. (a)	83,405	1,253,039
Methanex Corp.	19,548	979,797
Metro, Inc.	72,156	3,966,010
Mind Medicine (MindMed), Inc. (a)	115,372	92,502
Minto Apartment (REIT) (c)	17,666	270,357
Morguard North American Resources (REIT)	10,443	149,981
MTY Food Group, Inc.	7,141	288,664
Mullen Group Ltd.	40,959	391,847
National Bank of Canada	98,770	6,898,100
New Gold, Inc. (a)	206,554	300,670
NexGen Energy Ltd. (a)	131,076	645,865
Nfi Group, Inc.	20,775	190,665
North West Co., Inc.	25,106	700,228
Northland Power, Inc.	69,231	2,089,352
Northwest Healthcare Properties REIT	24,024	247,786
Novagold Resources, Inc. (a)	101,276	631,472
Nutrien Ltd.	171,670	16,869,669
Nuvei Corp. (a)(c)	24,940	1,394,691
NuVista Energy Ltd. (a)	71,093	606,530
OceanaGold Corp. (a)	208,216	518,656
Onex Corp. (sub. vtg.)	22,037	1,324,124
Open Text Corp.	77,281	3,095,090
Orla Mining Ltd. (a)	42,882	181,923
Osisko Gold Royalties Ltd.	57,583	708,666
Osisko Mining, Inc. (a)	93,634	295,191
Pan American Silver Corp.	65,819	1,630,337
Paramount Resources Ltd. Class A	22,750	550,045
Parex Resources, Inc.	35,713	696,107
Park Lawn Corp.	14,149	374,252
Parkland Corp. (b)	49,970	1,419,379
Pason Systems, Inc.	25,190	317,853
Pembina Pipeline Corp.	163,170	6,174,206
Peyto Exploration & Development Corp.	50,216	511,678
Power Corp. of Canada (sub. vtg.)	160,064	4,709,780
PrairieSky Royalty Ltd.	73,947	1,014,818
Premium Brands Holdings Corp.	13,762	1,123,542
Primaris Real Estate Investmen	9,362	100,714
Primo Water Corp.	41,515	607,780
Quebecor, Inc. Class B (sub. vtg.)	46,796	1,101,189
Real Matters, Inc. (a)	22,449	79,685
Restaurant Brands International, Inc.	86,223	4,925,782
Richelieu Hardware Ltd.	17,191	488,036
RioCan (REIT)	48,595	907,858
Ritchie Bros. Auctioneers, Inc.	34,988	1,927,179
Rogers Communications, Inc. Class B (non-vtg.)	105,773	5,761,876
Rogers Sugar, Inc.	82,659	393,139
Royal Bank of Canada	422,548	42,677,463
Russel Metals, Inc.	22,471	598,923
Sabina Gold & Silver Corp. (a)	135,249	138,971
Sandstorm Gold Ltd.	52,264	388,934
Saputo, Inc.	78,203	1,671,626
Seabridge Gold, Inc. (a)	22,302	394,254
Secure Energy Services, Inc.	117,294	601,695
Shaw Communications, Inc. Class B	135,996	4,050,291
Shopify, Inc. Class A (a)	34,185	14,623,192
Sienna Senior Living, Inc.	26,218	283,476
Sierra Wireless, Inc. (a)	10,046	158,199
Silvercorp Metals, Inc.	94,553	285,576
SilverCrest Metals, Inc. (a)	45,994	346,929
Slate Grocery REIT	15,681	192,862
Sleep Country Canada Holdings, Inc. (c)	14,229	276,461
Smart (REIT) (b)	36,671	893,189
SNC-Lavalin Group, Inc.	54,915	1,221,283
Softchoice Corp.	6,368	112,375
Solaris Resources, Inc. (a)	11,962	119,653
Spin Master Corp. (a)(c)	12,090	434,888
Sprott, Inc.	8,629	397,378
SSR Mining, Inc.	67,006	1,474,012
Stantec, Inc.	34,755	1,595,378
Stelco Holdings, Inc.	12,310	449,318
Stella-Jones, Inc.	18,833	520,431
Summit Industrial Income REIT	34,545	546,955
Sun Life Financial, Inc.	170,825	8,498,366
Suncor Energy, Inc.	436,997	15,708,965
SunOpta, Inc. (a)	22,933	125,902
Superior Plus Corp.	43,827	386,533
Tamarack Valley Energy Ltd.	121,358	475,173
TC Energy Corp.	292,909	15,493,065
Teck Resources Ltd. Class B (sub. vtg.)	142,680	5,628,788
TELUS Corp.	130,325	3,260,534
TFI International, Inc. (Canada)	25,621	2,061,008
The Toronto-Dominion Bank	543,203	39,235,439
Thomson Reuters Corp.	52,656	5,264,575
Timbercreek Financial Corp.	85,564	606,771
TMX Group Ltd.	16,190	1,648,301
Torex Gold Resources, Inc. (a)	27,198	304,447
Toromont Industries Ltd.	24,855	2,188,029
Tourmaline Oil Corp.	90,595	4,665,680
TransAlta Corp.	144,142	1,546,162
TransAlta Renewables, Inc.	39,994	554,776
Transcontinental, Inc. Class A	29,936	374,710
Tricon Residential, Inc.	75,911	1,098,498
Trisura Group Ltd. (a)	14,224	342,023
Turquoise Hill Resources Ltd. (a)	29,511	805,169
Vermilion Energy, Inc.	55,630	1,083,890
Village Farms International, Inc. (a)	35,154	151,514
Well Health Technologies Corp. (a)(b)	56,378	197,486
Wesdome Gold Mines, Inc. (a)	47,331	483,018
West Fraser Timber Co. Ltd. (b)	28,917	2,541,563
Westshore Terminals Investment Corp.	14,152	379,289
Wheaton Precious Metals Corp.	135,878	6,090,262
Whitecap Resources, Inc.	183,105	1,500,872
Winpak Ltd.	11,215	370,938
WSP Global, Inc.	35,566	4,147,821
Yamana Gold, Inc.	300,196	1,656,786

TOTAL CANADA		676,483,254

Cayman Islands - 4.7%
3SBio, Inc. (c)	681,000	480,440
51job, Inc. sponsored ADR (a)(b)	8,853	538,705
AAC Technology Holdings, Inc.	216,500	505,697
Advanced Energy Solution Holding Co. Ltd.	9,000	274,409
Agile Property Holdings Ltd.	390,000	186,767
Agora, Inc. ADR (a)(b)	13,309	98,087
Airtac International Group	39,673	1,077,256
AK Medical Holdings Ltd. (c)	158,000	85,550
Akeso, Inc. (a)(c)	89,000	166,036
Alchip Technologies Ltd.	20,000	586,236
Alibaba Group Holding Ltd. (a)	4,556,464	55,578,332
Alphamab Oncology (a)(c)	126,000	127,306
Anta Sports Products Ltd.	322,000	3,700,583
Apex International Co. Ltd.	66,000	209,808
Ascentage Pharma Group International (a)(c)	50,600	86,149
Asia Cement (China) Holdings Corp.	169,000	109,008
ASM Pacific Technology Ltd.	98,500	992,662
Autohome, Inc. ADR Class A	27,211	791,024
Baidu, Inc. sponsored ADR (a)	83,463	10,363,601
Baozun, Inc. sponsored ADR (a)(b)	15,647	119,543
BeiGene Ltd. ADR (a)	14,344	2,295,040
Bilibili, Inc. ADR (a)(b)	50,840	1,237,446
Bit Digital, Inc. (a)	15,624	31,717
BizLink Holding, Inc.	38,062	381,102
Bosideng International Holdings Ltd.	1,062,000	529,695
Budweiser Brewing Co. APAC Ltd. (c)	535,500	1,332,430
Burning Rock Biotech Ltd. ADR (a)	12,119	66,776
C&D International Investment Group Ltd.	145,000	355,869
Canaan, Inc. ADR (a)(b)	26,224	99,651
Chailease Holding Co. Ltd.	386,397	3,072,343
China Conch Environment Protection Holdings Ltd. (a)	517,500	436,085
China Conch Venture Holdings Ltd.	517,500	1,343,830
China Dongxiang Group Co. Ltd.	951,000	54,197
China East Education Holdings Ltd. (c)	144,500	73,551
China Education Group Holdings Ltd.	285,000	242,888
China Evergrande Group (e)	1,220,190	256,571
China Feihe Ltd. (c)	1,082,000	1,028,731
China Harmony Auto Holding Ltd.	258,500	120,992
China Hongqiao Group Ltd.	758,000	943,126
China Huishan Dairy Holdings Co. Ltd. (a)(e)	51,000	0
China Liansu Group Holdings Ltd.	329,000	411,425
China Literature Ltd. (a)(c)	130,200	547,116
China Medical System Holdings Ltd.	485,000	694,397
China Meidong Auto Holding Ltd.	164,000	539,785
China Mengniu Dairy Co. Ltd.	940,000	5,073,201
China Modern Dairy Holdings Ltd.	1,097,000	159,639
China New Higher Education Group Ltd. (c)	305,000	106,872
China Overseas Property Holdings Ltd.	490,000	580,016
China Resources Cement Holdings Ltd.	790,000	655,492
China Resources Land Ltd.	942,000	4,207,173
China Resources Medical Holdin	292,000	162,029
China Resources Microelectronics Ltd. (A Shares)	23,382	170,027
China Resources Mixc Lifestyle Services Ltd. (c)	193,400	929,155
China SCE Property Holdings Ltd.	635,000	113,618
China State Construction International Holdings Ltd.	611,750	789,549
China Yuhua Education Corp. Ltd. (c)	490,000	85,273
ChinaSoft International Ltd.	856,000	692,625
Chindata Group Holdings Ltd. ADR (a)	35,966	224,428
Chow Tai Fook Jewellery Group Ltd.	630,400	1,057,006
CIFI Ever Sunshine Services Group Ltd.	252,000	333,750
CIFI Holdings Group Co. Ltd.	1,128,911	543,026
Cimc Enric Holdings Ltd.	274,000	287,466
CK Asset Holdings Ltd.	603,488	4,091,130
CK Hutchison Holdings Ltd.	793,500	5,568,725
CMGE Technology Group Ltd.	622,000	163,241
COFCO Meat Holdings Ltd.	954,000	388,164
Comba Telecom Systems Holdings Ltd. (a)	624,000	104,775
Country Garden Holdings Co. Ltd.	2,455,081	1,698,123
Country Garden Services Holdings Co. Ltd.	612,000	2,579,445
CStone Pharmaceuticals Co. Ltd. (a)(c)(e)	129,000	82,855
CT Environmental Group Ltd. (e)	26,000	0
Dali Foods Group Co. Ltd. (c)	654,500	333,077
Daqo New Energy Corp. ADR (a)	18,067	751,045
Differ Group Holding Co. Ltd.	1,004,000	262,431
Dongyue Group Co. Ltd.	428,000	503,877
ENN Energy Holdings Ltd.	237,900	3,186,689
ESR Cayman Ltd. (a)(c)	569,800	1,729,690
Fanhua, Inc. ADR	12,015	73,051
Far East Consortium International Ltd.	639,374	199,253
FIH Mobile Ltd. (a)	831,000	103,147
FinVolution Group ADR	77,396	291,009
Fu Shou Yuan International Group Ltd.	374,000	258,282
Fufeng Group Ltd.	468,000	234,457
Fulgent Sun International Holding Co. Ltd.	50,000	259,938
Futu Holdings Ltd. ADR (a)(b)	16,310	521,757
GDS Holdings Ltd. ADR (a)(b)	27,963	878,597
Geely Automobile Holdings Ltd.	1,724,000	2,665,629
General Interface Solution Holding Ltd.	101,000	310,814
Genscript Biotech Corp. (a)	332,000	937,768
Glory Sun Financial Group Ltd. (a)	3,552,000	34,398
Grab Holdings Ltd. (a)	334,034	985,400
Greentown China Holdings Ltd.	247,000	433,757
Greentown Service Group Co. Ltd.	508,000	505,729
Haidilao International Holding Ltd. (b)(c)	367,000	712,347
Haitian International Holdings Ltd.	198,000	487,363
Hansoh Pharmaceutical Group Co. Ltd. (c)	356,000	586,378
Health & Happiness H&H International Holdings Ltd.	71,000	78,034
Hello Group, Inc. ADR	66,414	353,322
Hengan International Group Co. Ltd.	209,000	987,698
HKBN Ltd.	286,500	334,729
Hope Education Group Co. Ltd. (c)	658,000	39,807
Huazhu Group Ltd. ADR	55,241	1,670,488
HUTCHMED China Ltd. sponsored ADR (a)	29,685	447,947
HUYA, Inc. ADR (a)	36,242	149,679
Hygeia Healthcare Holdings Co. (c)	109,600	529,627
I-Mab ADR (a)(b)	11,801	147,985
iClick Interactive Asia Group Ltd. (A Shares) ADR (a)	23,130	23,824
iDreamSky Technology Holdings Ltd. (a)(c)	356,800	182,593
IGG, Inc.	308,000	126,858
Innovent Biologics, Inc. (a)(c)	354,000	1,097,910
iQIYI, Inc. ADR (a)(b)	113,212	403,035
JD Health International, Inc. (a)(c)	109,250	681,071
JD.com, Inc. Class A	601,902	18,766,435
Jiayuan International Group Ltd.	603,952	90,124
JinkoSolar Holdings Co. Ltd. ADR (a)(b)	11,718	600,665
Jinxin Fertility Group Ltd. (c)	475,500	298,039
Jiumaojiu International Holdings Ltd. (c)	215,000	473,017
JOYY, Inc. ADR	18,698	739,880
Kanzhun Ltd. ADR (b)	26,242	617,474
KE Holdings, Inc. ADR (a)	109,256	1,549,250
Kingboard Chemical Holdings Ltd.	210,000	945,445
Kingboard Laminates Holdings Ltd.	359,500	551,457
Kingdee International Software Group Co. Ltd. (a)	778,000	1,587,582
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	36,860	133,433
Kingsoft Corp. Ltd.	313,000	939,316
Kuaishou Technology Class B (a)(c)	143,800	1,174,240
KWG Group Holdings Ltd.	329,123	117,765
KWG Living Group Holdings Ltd.	237,000	89,166
Lee & Man Paper Manufacturing Ltd.	538,000	257,349
Li Ning Co. Ltd.	709,500	5,529,963
Lifestyle International Holdings Ltd. (a)	165,000	79,334
Lifetech Scientific Corp. (a)	1,162,000	323,994
LK Technology Holdings Ltd. (b)	187,500	232,461
Logan Property Holdings Co. Ltd.	472,000	146,851
Longfor Properties Co. Ltd. (c)	549,500	2,721,447
Lonking Holdings Ltd.	501,000	138,311
Lufax Holding Ltd. ADR	182,649	1,013,702
Maoyan Entertainment (a)(c)	239,000	188,549
Meituan Class B (a)(c)	1,228,900	26,330,911
Melco Crown Entertainment Ltd. sponsored ADR (a)	63,053	360,663
MGM China Holdings Ltd. (a)	258,800	148,133
MH Development Ltd. (e)	74,000	0
Microport Scientific Corp.	222,072	436,496
Ming Yuan Cloud Group Holdings Ltd.	198,000	257,166
Minth Group Ltd.	222,000	523,078
NetDragon WebSoft, Inc.	65,500	130,935
NetEase, Inc.	621,805	11,910,849
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	50,002	627,525
Nexteer Auto Group Ltd.	361,000	203,876
NIO, Inc. sponsored ADR (a)	401,537	6,705,668
Niu Technologies ADR (a)	7,218	68,932
Noah Holdings Ltd. sponsored ADR (a)	13,424	241,229
Pacific Textile Holdings Ltd.	262,000	115,354
Parade Technologies Ltd.	23,000	1,094,415
Pinduoduo, Inc. ADR (a)	131,962	5,686,243
Ping An Healthcare and Technology Co. Ltd. (a)(b)(c)	157,500	387,640
Powerlong Real Estate Holding Ltd.	791,000	268,227
Q Technology (Group) Co. Ltd. (a)	133,000	93,570
Razer, Inc. (a)(c)	1,646,000	591,528
Redco Properties Group Ltd. (c)	460,000	127,950
RLX Technology, Inc. ADR (a)	196,593	399,084
Ronshine China Holdings Ltd.	260,500	77,007
Sands China Ltd. (a)	748,400	1,649,605
Sany Heavy Equipment International Holdings Co. Ltd.	308,000	290,160
Sapiens International Corp. NV	8,937	210,591
Sea Ltd. ADR (a)	96,459	7,982,947
Seazen Group Ltd.	740,000	312,566
Shenzhou International Group Holdings Ltd.	246,300	3,342,037
Shimao Property Holdings Ltd. (b)(e)	418,500	235,730
Shimao Services Holdings Ltd. (c)	340,000	179,446
Silergy Corp.	24,000	2,137,976
Sino Biopharmaceutical Ltd.	3,081,000	1,616,082
SITC International Holdings Co. Ltd.	417,000	1,386,304
Smoore International Holdings Ltd. (b)(c)	559,000	1,169,047
SOHO China Ltd. (a)	727,500	132,928
SSY Group Ltd.	430,000	211,225
Sun King Power Electronics Group Ltd.	430,000	122,303
Sunac China Holdings Ltd. (e)	922,000	457,416
Sunac Services Holdings Ltd. (c)	373,000	203,282
Sunevision Holdings Ltd.	171,000	142,062
Sunny Optical Technology Group Co. Ltd.	211,000	3,075,090
TAL Education Group ADR (a)	122,716	416,007
TCL Electronics Holdings Ltd.	345,000	156,057
Tencent Holdings Ltd.	1,729,825	81,517,805
Tencent Music Entertainment Group ADR (a)	202,496	860,608
The United Laboratories International Holdings Ltd.	328,000	160,744
Tianli Education International Holdings Ltd.	294,000	29,029
Tianneng Power International Ltd.	180,000	149,964
Times Neighborhood Holdings Ltd.	186,000	50,096
Tingyi (Cayman Islands) Holding Corp.	592,000	1,080,496
Tongcheng Travel Holdings Ltd. (a)	323,200	569,922
Tongdao Liepin Group (a)	67,000	124,125
Topsports International Holdings Ltd. (c)	504,000	385,485
Towngas Smart Energy Co. Ltd.	333,474	164,682
TPK Holding Co. Ltd.	194,000	223,769
Trip.com Group Ltd. ADR (a)	151,347	3,579,357
Truly International Holdings Ltd.	604,000	164,509
Uni-President China Holdings Ltd.	500,000	438,151
Up Fintech Holdings Ltd. ADR (a)(b)	37,027	143,665
Value Partners Group Ltd.	308,000	116,561
Vinda International Holdings Ltd.	121,000	291,755
Vipshop Holdings Ltd. ADR (a)	137,083	1,050,056
Viva Biotech Holdings (c)	278,000	87,446
Vnet Group, Inc. ADR (a)	28,519	170,258
Vobile Group Ltd. (a)(e)	324,000	159,791
Want Want China Holdings Ltd.	1,396,000	1,260,123
Weibo Corp. sponsored ADR (a)(b)	22,116	511,764
Weimob, Inc. (a)(c)	624,000	365,676
WH Group Ltd. (c)	2,687,000	1,855,641
Wharf Real Estate Investment Co. Ltd.	514,000	2,422,260
Wisdom Marine Lines Co. Ltd.	189,000	581,896
Wuxi Biologics (Cayman), Inc. (a)(c)	1,079,500	7,967,592
Wynn Macau Ltd. (a)	490,000	300,971
XD, Inc. (a)	78,600	205,531
Xiaomi Corp. Class B (a)(c)	4,279,800	6,515,303
Xinyi Glass Holdings Ltd.	562,000	1,243,600
Xinyi Solar Holdings Ltd.	1,463,379	2,175,205
XPeng, Inc. ADR (a)	118,450	2,915,055
XTEP International Holdings Ltd.	414,365	602,825
Yadea Group Holdings Ltd. (c)	354,000	533,583
Yihai International Holding Ltd.	135,000	380,036
Youdao, Inc. ADR (a)(b)	15,189	109,361
Yuzhou Properties Co.	2,415,858	170,872
Zai Lab Ltd. ADR (a)	23,735	948,451
Zhen Ding Technology Holding Ltd.	206,000	729,810
Zhenro Properties Group Ltd.	928,000	71,391
Zhongsheng Group Holdings Ltd. Class H	194,500	1,285,221
Zhou Hei Ya International Holdings Co. Ltd. (c)	256,000	131,753
ZTO Express, Inc. sponsored ADR	128,902	3,546,094

TOTAL CAYMAN ISLANDS		397,388,132

Chile - 0.1%
Aguas Andinas SA	994,324	174,901
Banco de Chile	13,719,440	1,369,917
Banco de Credito e Inversiones	17,143	530,517
Banco Santander Chile	19,745,585	950,046
CAP SA	15,861	196,728
Cencosud SA	580,670	929,470
Cencosud Shopping SA	173,012	175,516
Colbun SA	2,274,542	162,517
Compania Cervecerias Unidas SA	36,955	247,014
Empresas CMPC SA	329,228	490,699
Empresas COPEC SA	139,241	1,023,783
Enel Americas SA	6,520,356	682,804
Enel Chile SA	9,002,885	237,435
Engie Energia Chile SA	111,915	51,183
Falabella SA	238,878	670,895
Parque Arauco SA	141,149	118,512
SMU SA	757,181	71,833
Vina Concha y Toro SA	104,755	153,553

TOTAL CHILE		8,237,323

China - 2.9%
360 Security Technology, Inc. (A Shares) (a)	463,500	569,086
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	108,500	391,655
A-Living Smart City Services C (H Shares) (c)	188,500	298,126
Advanced Micro-Fabrication Equipment, Inc., China (A Shares) (a)	11,367	178,404
AECC Aero-Engine Control Co. Ltd. (A Shares)	24,000	86,203
AECC Aviation Power Co. Ltd.	46,000	261,059
Agricultural Bank of China Ltd.:
(A Shares)	1,813,700	837,934
(H Shares)	7,375,000	2,766,082
Aier Eye Hospital Group Co. Ltd. (A Shares)	85,003	457,288
Air China Ltd.:
(A Shares) (a)	197,600	280,745
(H Shares) (a)	432,000	291,187
Aluminum Corp. of China Ltd. (H Shares) (a)	1,682,000	771,331
Anhui Conch Cement Co. Ltd. (H Shares)	449,500	2,442,599
Anhui Gujing Distillery Co. Ltd. (B Shares)	98,000	1,303,895
Anjoy Foods Group Co. Ltd. (A Shares)	9,100	177,535
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	5,500	220,516
Avary Holding Shenzhen Co. Ltd. (A Shares)	24,700	109,066
AVIC Electromechanical Systems Co. Ltd. (A Shares)	227,300	338,072
AviChina Industry & Technology Co. Ltd. (H Shares)	750,000	406,921
Bank of Beijing Co. Ltd. (A Shares)	457,900	315,518
Bank of Chengdu Co. Ltd. (A Shares)	92,200	232,741
Bank of China Ltd.:
(A Shares)	3,473,300	1,693,698
(H Shares)	20,035,000	7,861,386
Bank of Communications Co. Ltd.:
(A Shares)	373,200	285,768
(H Shares)	2,911,000	2,025,733
Bank of Hangzhou Co. Ltd. (A Shares)	175,300	402,489
Bank of Jiangsu Co. Ltd. (A Shares)	232,310	255,810
Bank of Nanjing Co. Ltd. (A Shares)	128,300	223,883
Bank of Ningbo Co. Ltd. (A Shares)	121,550	661,833
Bank of Shanghai Co. Ltd. (A Shares)	348,700	341,246
Baoshan Iron & Steel Co. Ltd. (A Shares)	405,900	393,732
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	702,000	383,508
Beijing Enlight Media Co. Ltd. (A Shares)	349,600	381,900
Beijing Kingsoft Office Software, Inc. (A Shares)	6,415	181,687
Beijing New Building Materials PLC (A Shares)	47,200	205,857
Beijing Roborock Technology Co. Ltd. (A Shares)	1,183	102,206
Beijing Shiji Information Technology Co. Ltd. (A Shares)	60,600	163,761
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	11,310	275,105
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	621,100	429,442
BGI Genomics Co. Ltd.	13,600	129,029
BOE Technology Group Co. Ltd. (A Shares)	592,500	338,378
BYD Co. Ltd.:
(A Shares)	15,300	554,969
(H Shares)	268,000	7,799,262
CanSino Biologics, Inc.:
(A Shares) (a)	3,525	80,855
(H Shares) (a)(c)	21,600	229,197
CGN Power Co. Ltd. (H Shares) (c)	3,589,000	1,008,522
Changchun High & New Technology Industry Group, Inc. (A Shares)	9,100	214,630
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	3,900	75,016
Chaozhou Three-Circle Group Co. (A Shares)	44,400	191,262
China Bohai Bank Co. Ltd. (H Shares) (c)	919,500	150,394
China Cinda Asset Management Co. Ltd. (H Shares)	3,278,000	552,753
China CITIC Bank Corp. Ltd. (H Shares)	2,736,000	1,390,572
China Coal Energy Co. Ltd. (H Shares)	728,000	612,879
China Communications Services Corp. Ltd. (H Shares)	694,000	316,076
China Construction Bank Corp.:
(A Shares)	772,300	706,171
(H Shares)	27,796,000	19,801,849
China CSSC Holdings Ltd. (A Shares)	119,800	282,552
China Datang Corp. Renewable Power Co. Ltd.	586,000	221,514
China Eastern Airlines Corp. Ltd. (A Shares) (a)	359,900	255,324
China Energy Engineering Corp. Ltd. (A Shares) (a)	413,800	150,226
China Everbright Bank Co. Ltd.:
(A Shares)	265,800	127,773
(H Shares)	1,790,000	648,459
China Galaxy Securities Co. Ltd. (H Shares)	1,191,000	647,812
China International Capital Corp. Ltd. (H Shares) (c)	488,800	979,738
China International Travel Service Corp. Ltd. (A Shares)	31,600	857,217
China Jushi Co. Ltd. (A Shares)	110,030	259,570
China Life Insurance Co. Ltd. (H Shares)	2,339,000	3,398,971
China Longyuan Power Grid Corp. Ltd. (H Shares)	1,005,000	1,938,457
China Merchants Bank Co. Ltd.:
(A Shares)	147,400	885,570
(H Shares)	1,354,000	8,160,897
China Merchants Securities Co. Ltd. (A Shares)	99,060	190,141
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	194,000	459,500
China Minsheng Banking Corp. Ltd.:
(A Shares)	969,100	541,226
(H Shares)	1,464,500	555,328
China Molybdenum Co. Ltd. (H Shares)	1,563,000	777,278
China National Building Materials Co. Ltd. (H Shares)	1,215,350	1,617,403
China National Chemical Engineering Co. Ltd. (A Shares)	230,800	315,733
China National Nuclear Power Co. Ltd. (A Shares)	224,700	240,086
China Northern Rare Earth Group High-Tech Co. Ltd.	74,700	353,602
China Oilfield Services Ltd. (H Shares)	524,000	536,450
China Pacific Insurance (Group) Co. Ltd. (H Shares)	945,200	2,095,484
China Petroleum & Chemical Corp.:
(A Shares)	521,400	340,305
(H Shares)	7,210,000	3,529,094
China Railway Group Ltd.:
(A Shares)	193,400	206,669
(H Shares)	1,523,000	1,066,653
China Railway Signal & Communications Corp. (A Shares)	441,886	287,728
China Shenhua Energy Co. Ltd.:
(A Shares)	323,800	1,500,687
(H Shares)	713,000	2,277,933
China Southern Airlines Ltd.:
(A Shares) (a)	373,300	365,529
(H Shares) (a)	456,000	254,670
China State Construction Engineering Corp. Ltd. (A Shares)	618,900	585,717
China Suntien Green Energy Corp. Ltd. (H Shares)	557,000	314,438
China Three Gorges Renewables Group Co. Ltd. (A Shares)	320,800	280,470
China Tower Corp. Ltd. (H Shares) (c)	13,394,000	1,563,205
China United Network Communications Ltd. (A Shares)	1,794,000	952,489
China Vanke Co. Ltd. (H Shares)	751,000	1,770,859
China Yangtze Power Co. Ltd. (A Shares)	358,900	1,229,653
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	7,400	117,350
China Zheshang Bank Co. Ltd.	425,900	212,763
Chongqing Brewery Co. Ltd. (A Shares) (a)	10,900	205,207
Chongqing Changan Automobile Co. Ltd. (A Shares)	126,140	197,285
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	181,000	105,504
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	27,700	394,222
CITIC Securities Co. Ltd. (H Shares)	1,178,850	2,590,091
CNGR Advanced Material Co. Ltd.	6,100	76,646
Contemporary Amperex Technology Co. Ltd.	40,600	2,473,968
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	1,326,600	2,063,875
CRRC Corp. Ltd. (A Shares)	1,637,600	1,245,714
CSC Financial Co. Ltd. (A Shares)	89,800	289,719
Daqin Railway Co. Ltd. (A Shares)	226,300	227,472
Dongfeng Motor Group Co. Ltd. (H Shares)	786,000	573,384
East Money Information Co. Ltd. (A Shares)	179,020	608,451
Eastern Communications Co. Ltd. (B Shares)	1,889,950	772,759
Ecovacs Robotics Co. Ltd. Class A	9,100	147,306
Eve Energy Co. Ltd. (A shares)	30,300	295,642
Everbright Securities Co. Ltd. (A Shares)	102,900	175,852
FAW Jiefang Group Co. Ltd. (A Shares)	201,900	246,459
Flat Glass Group Co. Ltd. (A Shares)	96,800	586,753
Focus Media Information Technology Co. Ltd. (A Shares)	375,500	328,683
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	66,638	816,840
Founder Securities Co. Ltd. (A Shares)	236,700	217,498
Foxconn Industrial Internet Co. Ltd. (A Shares)	280,700	402,161
Fuyao Glass Industries Group Co. Ltd. (H Shares) (c)	212,000	866,168
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	7,100	359,978
Ganfeng Lithium Co. Ltd. (A Shares)	51,900	857,943
Gemdale Corp. (A Shares)	47,800	103,434
GF Securities Co. Ltd. (H Shares)	497,400	621,678
Giant Network Group Co. Ltd. (A Shares)	329,914	409,069
Gigadevice Semiconductor Beijing, Inc. (A Shares)	9,844	182,613
Ginlong Technologies Co. Ltd. (A Shares)	6,100	176,137
GoerTek, Inc. (A Shares)	46,100	241,771
Gotion High-tech Co. Ltd. (A Shares) (a)	36,200	145,189
Great Wall Motor Co. Ltd.:
(A Shares)	70,800	262,717
(H Shares)	827,500	1,158,853
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	38,500	180,760
Guangdong Haid Group Co. Ltd. (A Shares)	38,300	355,769
Guangzhou Automobile Group Co. Ltd. (H Shares)	863,600	732,243
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	14,400	176,534
Guangzhou R&F Properties Co. Ltd. (H Shares)	466,400	173,141
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	20,600	238,275
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	15,300	171,075
Guotai Junan Securities Co. Ltd. (A Shares)	258,300	565,529
Haier Smart Home Co. Ltd.	570,600	2,015,813
Haier Smart Home Co. Ltd. (A Shares)	203,600	789,567
Hainan Meilan International Airport Co. Ltd. (a)	54,000	102,099
Haitong Securities Co. Ltd. (H Shares)	1,245,600	869,894
Hangzhou First Applied Material Co. Ltd. (A Shares)	21,000	290,798
Hangzhou Silan Microelectronics Co. Ltd. (A Shares)	38,900	242,340
Hangzhou Steam Turbine Co. Ltd.	600,061	1,012,819
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	28,600	383,112
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	52,100	233,341
Hengli Petrochemical Co. Ltd. (A Shares)	113,920	357,363
Hengyi Petrochemical Co. Ltd. (A Shares)	144,600	166,143
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	8,000	98,435
Hoshine Silicon Industry Co. Ltd. (A Shares)	11,800	140,456
Huadong Medicine Co. Ltd. (A Shares)	39,400	201,592
Huaneng Power International, Inc. (H Shares)	1,336,000	671,132
Huangshan Tourism Development Co. Ltd. (a)	1,701,689	1,234,501
Huatai Securities Co. Ltd. (H Shares) (c)	689,800	948,083
Huaxia Bank Co. Ltd. (A Shares)	315,000	258,819
Huayu Automotive Systems Co. Ltd. (A Shares)	56,800	166,993
Huizhou Desay SV Automotive Co. Ltd.	7,200	128,665
Hundsun Technologies, Inc. (A Shares)	28,000	160,451
iFlytek Co. Ltd. (A Shares)	45,100	249,602
IMEIK Technology Development Co. Ltd. (A Shares)	3,100	240,360
Industrial & Commercial Bank of China Ltd.:
(A Shares)	1,236,300	891,616
(H Shares)	16,611,000	10,013,222
Industrial Bank Co. Ltd. (A Shares)	330,000	1,014,447
Ingenic Semiconductor Co. Ltd. (A Shares)	11,700	129,817
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	81,400	471,580
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	744,800	209,925
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	207,700	136,469
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	1,509,173	2,023,682
JA Solar Technology Co. Ltd. (A Shares)	27,900	339,439
Jafron Biomedical Co. Ltd. (A Shares)	23,100	143,748
JCET Group Co. Ltd. (A Shares)	49,900	161,100
Jiangsu Eastern Shenghong Co. Ltd.	75,000	137,820
Jiangsu Expressway Co. Ltd. (H Shares)	298,000	294,417
Jiangsu Hengli Hydraulic Co. Ltd.	24,736	170,673
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	116,424	516,986
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	36,200	243,847
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	23,700	565,495
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	41,800	102,087
Jiangxi Copper Co. Ltd. (H Shares)	394,000	616,305
JiuGui Liquor Co. Ltd. (A Shares)	7,500	168,792
Konka Group Co. Ltd. (B Shares)	3,218,800	812,674
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	44,500	88,645
Kunlun Tech Co. Ltd. (A Shares)	74,921	161,342
Kweichow Moutai Co. Ltd. (A Shares)	21,900	6,043,894
Lb Group Co. Ltd. (A Shares)	44,200	121,140
Lens Technology Co. Ltd. (A Shares)	121,400	184,673
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	24,900	63,847
LONGi Green Energy Technology Co. Ltd.	95,040	960,853
Luxshare Precision Industry Co. Ltd. (A Shares)	117,878	544,881
Luzhou Laojiao Co. Ltd. (A Shares)	23,000	727,535
Mango Excellent Media Co. Ltd. (A Shares)	29,279	156,765
Maxscend Microelectronics Co. Ltd. (A Shares)	5,680	157,356
Metallurgical Corp. China Ltd. (A Shares)	647,800	340,932
Ming Yang Smart Energy Group Ltd. (A Shares)	71,900	237,716
Montage Technology Co. Ltd. (A Shares)	20,717	180,524
Muyuan Foodstuff Co. Ltd. (A Shares)	82,166	642,677
NARI Technology Co. Ltd. (A Shares)	97,660	468,009
National Silicon Industry Group Co. Ltd. (A Shares) (a)	50,067	155,908
NAURA Technology Group Co. Ltd.	9,400	334,129
New China Life Insurance Co. Ltd. (H Shares)	318,900	807,997
New Hope Liuhe Co. Ltd. (A Shares) (a)	70,300	148,301
Ningbo Ronbay New Energy Technology Co. Ltd. (A Shares)	6,103	84,020
Ningbo Shanshan Co. Ltd. (A Shares)	23,000	76,073
Ningbo Tuopu Group Co. Ltd. (A Shares)	16,500	128,552
Ningxia Baofeng Energy Group Co. Ltd.	159,200	336,968
Nongfu Spring Co. Ltd. (H Shares) (b)(c)	515,800	2,729,576
Oppein Home Group, Inc. (A Shares)	18,400	323,109
Orient Securities Co. Ltd. (A Shares)	121,984	166,921
Ovctek China, Inc. (A Shares)	18,700	104,022
People's Insurance Co. of China Group Ltd. (H Shares)	2,971,000	946,423
Perfect World Co. Ltd. (A Shares)	106,100	235,420
PetroChina Co. Ltd. (H Shares)	6,796,000	3,226,021
Pharmaron Beijing Co. Ltd.:
(A Shares)	11,700	220,646
(H Shares) (c)	40,100	503,754
PICC Property & Casualty Co. Ltd. (H Shares)	2,119,000	2,167,354
Ping An Bank Co. Ltd. (A Shares)	284,100	654,612
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	239,590	1,604,378
(H Shares)	1,836,000	11,604,840
Poly Developments & Holdings (A Shares)	338,200	928,244
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	2,893,000	2,193,415
Power Construction Corp. of China Ltd. (A Shares)	248,800	289,179
Rongsheng Petrochemical Co. Ltd. (A Shares)	178,650	367,107
SAIC Motor Corp. Ltd. (A Shares)	181,600	434,882
Sangfor Technologies, Inc.	10,400	139,172
Sany Heavy Industry Co. Ltd. (A Shares)	154,100	382,191
Satellite Chemical Co. Ltd. (A Shares)	43,300	234,859
Seazen Holdings Co. Ltd. (A Shares)	61,900	258,826
SF Holding Co. Ltd. (A Shares)	73,100	563,556
SG Micro Corp. (A Shares)	5,700	238,163
Shaanxi Coal Industry Co. Ltd. (A Shares)	169,600	440,337
Shandong Gold Mining Co. Ltd. (A Shares)	221,560	643,479
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	28,100	127,263
Shandong Linglong Tyre Co. Ltd. (A Shares)	28,800	76,888
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	776,000	826,710
Shanghai Bairun Investment Holding Group Co. Ltd. (A Shares)	17,360	81,195
Shanghai Baosight Software Co. Ltd.	246,900	905,912
Shanghai Baosight Software Co. Ltd. (A Shares)	45,800	327,087
Shanghai Chlor Alkali Co. Ltd. (B Shares)	967,742	661,551
Shanghai Diesel Engine Co. Ltd. (B Shares)	1,153,186	527,415
Shanghai Electric Group Co. Ltd. (A Shares)	365,700	211,257
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	216,500	926,218
Shanghai Haixin Group Co. Ltd. (B Shares)	2,354,800	707,201
Shanghai Highly Group Co. Ltd. (B Shares)	1,350,722	648,245
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	40,700	328,500
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. (B Shares)	336,500	323,367
Shanghai Junshi Biosciences Co. Ltd. (A Shares) (a)	6,838	98,095
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,073,317	981,205
Shanghai M&G Stationery, Inc. (A Shares)	26,000	187,728
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	335,500	542,495
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	580,400	703,084
Shanghai Putailai New Energy Technology Co. Ltd.	12,000	212,216
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	438,910	486,555
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	117,600	183,598
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	20,400	837,310
Shengyi Technology Co. Ltd.	34,700	86,957
Shennan Circuits Co. Ltd. (A Shares)	6,400	91,420
Shenwan Hongyuan Group Co. Ltd. (A Shares)	313,800	192,812
Shenzhen Goodix Technology Co. Ltd. (A Shares)	18,100	153,204
Shenzhen Inovance Technology Co. Ltd. (A Shares)	38,700	334,323
Shenzhen Kangtai Biological Products Co. Ltd.	11,100	108,192
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	21,900	1,032,107
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	359,400	327,256
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	18,890	239,874
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	51,400	80,803
Sichuan Swellfun Co. Ltd. (A Shares)	12,500	132,465
Sinoma Science & Technology Co. Ltd. (A Shares)	60,100	182,518
Sinopec Engineering Group Co. Ltd. (H Shares)	489,000	255,517
Sinopharm Group Co. Ltd. (H Shares)	425,600	979,382
SKSHU Paint Co. Ltd. (A Shares)	10,500	117,244
Songcheng Performance Development Co. Ltd. (A Shares)	75,982	142,810
StarPower Semiconductor Ltd. (A Shares)	4,100	210,411
Sungrow Power Supply Co. Ltd. (A Shares)	26,400	248,918
Suning.com Co. Ltd. (A Shares) (a)	302,200	147,138
Sunwoda Electronic Co. Ltd. (A Shares)	44,800	147,708
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	4,960	248,839
Suzhou TA&A Ultra Clean Technology Co. Ltd. (A Shares)	16,400	149,740
TBEA Co. Ltd. (A Shares)	112,800	326,635
TCL Technology Group Corp. (A Shares)	260,100	162,963
Thunder Software Technology Co. Ltd. (A Shares)	15,900	222,323
Tianjin Zhonghuan Semiconductor Co. Ltd. (A Shares)	58,700	342,198
Tianma Microelectronics Co. Ltd. (A Shares)	100,800	138,529
Tianshui Huatian Technology Co. Ltd. (A Shares)	163,600	209,379
Tong Ren Tang Technologies Co. Ltd. (H Shares)	335,000	254,957
TongFu Microelectronics Co. Ltd. (A Shares)	68,600	135,761
Tongwei Co. Ltd. (A Shares)	61,400	377,125
Topchoice Medical Corp. (a)	7,100	136,814
TravelSky Technology Ltd. (H Shares)	304,000	459,093
Trina Solar Co. Ltd. (A Shares)	29,892	225,982
Tsingtao Brewery Co. Ltd. (H Shares)	196,000	1,586,848
Unigroup Guoxin Microelectronics Co. Ltd.	10,400	286,407
Unisplendour Corp. Ltd. (A Shares)	70,160	179,350
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	61,000	111,984
Walvax Biotechnology Co. Ltd. (A Shares)	25,300	202,572
Wanhua Chemical Group Co. Ltd. (A Shares)	56,600	662,008
Weichai Power Co. Ltd. (H Shares)	789,000	1,102,160
Wens Foodstuffs Group Co. Ltd. (A Shares)	91,200	256,656
Will Semiconductor Ltd.	15,700	352,894
Wingtech Technology Co. Ltd. (A Shares)	28,400	278,548
Winning Health Technology Group Co. Ltd. (A Shares)	230,004	274,466
Wuhan Guide Infrared Co. Ltd. (A Shares)	68,740	159,058
Wuliangye Yibin Co. Ltd. (A Shares)	68,900	1,678,368
WuXi AppTec Co. Ltd.	10,416	161,387
WuXi AppTec Co. Ltd. (H Shares) (c)	146,597	1,993,983
Wuxi Shangji Automation Co. Ltd. (A Shares)	8,600	157,243
Xiamen Faratronic Co. Ltd. (A Shares)	8,200	179,798
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	333,992	474,718
Yankuang Energy Group Co. Ltd. (H Shares)	532,000	1,500,862
Yealink Network Technology Corp. Ltd.	19,800	231,536
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	26,600	192,107
YongXing Special Materials Technology Co. Ltd. (A Shares)	11,200	173,121
Yonyou Network Technology Co. Ltd. (A Shares)	128,259	367,618
YTO Express Group Co. Ltd. (A Shares)	42,400	114,391
Yunda Holding Co. Ltd. (A Shares)	73,060	168,949
Yunnan Baiyao Group Co. Ltd. (A Shares)	32,100	368,686
Yunnan Energy New Material Co. Ltd.	15,300	464,484
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	8,400	385,825
Zhaojin Mining Industry Co. Ltd. (H Shares)	424,000	403,043
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	483,600	346,008
Zhejiang Chint Electric Co. Ltd. (A Shares)	34,900	170,375
Zhejiang Dahua Technology Co. Ltd. (A Shares)	51,300	128,472
Zhejiang Expressway Co. Ltd. (H Shares)	408,000	336,357
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	24,200	297,918
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	24,200	182,562
Zhejiang Longsheng Group Co. Ltd. (A Shares)	78,100	118,505
Zhejiang NHU Co. Ltd. (A Shares)	78,700	317,293
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	70,000	175,604
Zhejiang Semir Garment Co. Ltd. (A Shares)	161,500	158,301
Zhejiang Yongtai Technology Co. Ltd. (A Shares) (a)	24,700	92,851
ZhongAn Online P & C Insurance Co. Ltd. (H Shares) (a)(b)(c)	201,500	692,826
Zhuzhou CRRC Times Electric Co. Ltd. (H Shares)	154,800	608,561
Zijin Mining Group Co. Ltd. (H Shares)	2,158,000	3,142,283
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	216,400	188,547
(H Shares)	316,400	185,001
ZTE Corp. (H Shares)	316,800	665,156

TOTAL CHINA		246,197,635

Colombia - 0.1%
Bancolombia SA	84,489	828,667
Cementos Argos SA	111,409	169,028
Corporacion Financiera Colombiana SA	28,024	205,330
Ecopetrol SA	1,471,978	1,192,310
Grupo Argos SA	79,130	287,891
Grupo de Inversiones Suramerica SA	33,634	340,759
Interconexion Electrica SA ESP	139,289	765,773

TOTAL COLOMBIA		3,789,758

Cyprus - 0.0%
Ozon Holdings PLC ADR (a)(e)	17,054	46,594
TCS Group Holding PLC unit (e)	36,283	60,252

TOTAL CYPRUS		106,846

Czech Republic - 0.0%
CEZ A/S	47,168	2,024,000
Komercni Banka A/S	28,622	949,664
MONETA Money Bank A/S (c)	148,575	557,292

TOTAL CZECH REPUBLIC		3,530,956

Denmark - 1.6%
A.P. Moller - Maersk A/S:
Series A	882	2,496,625
Series B	1,722	4,983,859
ALK-Abello A/S (a)	38,500	839,829
Alm. Brand A/S	284,299	490,690
Ambu A/S Series B (b)	47,870	630,087
Bavarian Nordic A/S (a)	17,980	341,096
Better Collective A/S (a)	9,044	139,398
Carlsberg A/S Series B	29,234	3,713,689
Chemometec A/S	4,722	533,787
Chr. Hansen Holding A/S	31,367	2,443,794
Coloplast A/S Series B	36,523	4,920,695
D/S Norden A/S	8,996	334,252
Danske Bank A/S	199,390	3,058,412
Demant A/S (a)	36,260	1,593,393
DFDS A/S	11,879	460,035
DSV A/S	59,912	9,822,677
FLSmidth & Co. A/S	15,896	435,742
Genmab A/S (a)	19,869	6,986,768
GN Store Nord A/S	37,478	1,406,532
H Lundbeck A/S	17,749	406,774
ISS A/S (a)	50,821	834,179
Jyske Bank A/S (Reg.) (a)	17,572	971,629
Matas A/S	18,241	253,221
Netcompany Group A/S (a)(c)	12,804	712,059
Nilfisk Holding A/S (a)	5,420	151,727
NKT A/S (a)	13,900	662,466
NNIT A/S (a)(c)	3,587	44,249
Novo Nordisk A/S Series B	503,951	57,564,453
Novozymes A/S Series B	60,701	4,231,440
ORSTED A/S (c)	57,194	6,327,401
Pandora A/S	32,637	2,865,740
Per Aarsleff Holding A/S	4,622	177,377
Ringkjoebing Landbobank A/S	7,801	956,623
Rockwool International A/S Series B	2,502	699,760
Royal Unibrew A/S	14,995	1,292,437
Scandinavian Tobacco Group A/S (c)	21,748	453,353
Schouw & Co.	3,192	244,032
SimCorp A/S	12,032	842,319
Solar Holding A/S	1,276	151,324
Spar Nord Bank A/S	26,405	335,253
Sydbank A/S	32,911	1,131,245
The Drilling Co. of 1972 A/S (a)	6,568	327,534
Topdanmark A/S	15,007	842,132
Tryg A/S	111,843	2,659,305
Vestas Wind Systems A/S	303,291	7,734,226
Zealand Pharma A/S (a)	12,255	138,175

TOTAL DENMARK		138,641,793

Egypt - 0.0%
Commercial International Bank SAE	556,079	1,347,341
Eastern Co. SAE	409,424	238,480
EFG-Hermes Holding SAE	295,948	272,259
Elsewedy Electric Co.	455,113	192,728
Fawry for Banking & Payment Technology Services SAE (a)	311,102	77,733
Fawry for Banking & Payment Technology Services SAE rights 5/11/22 (a)	291,549	60,549
Talaat Moustafa Group Holding	527,072	248,000

TOTAL EGYPT		2,437,090

Faroe Islands - 0.0%
Bakkafrost	14,481	994,237
Finland - 0.8%
Cargotec Corp. (B Shares)	11,404	394,858
Caverion Oyj	52,370	256,488
Citycon Oyj	39,588	281,374
Elisa Corp. (A Shares)	42,879	2,513,627
Fortum Corp.	135,363	2,250,526
Harvia Oyj (b)	5,696	195,108
Huhtamaki Oyj	29,719	1,123,386
Kemira Oyj	42,358	555,617
Kesko Oyj	83,220	2,095,185
Kojamo OYJ	36,888	733,820
Kone OYJ (B Shares)	101,415	4,875,799
Konecranes Oyj	19,978	561,456
Marimekko Oyj	6,965	97,041
Metsa Board OYJ (B Shares)	59,887	645,391
Metso Outotec Oyj	197,859	1,684,761
Musti Group OYJ	11,942	280,978
Neste OYJ	128,137	5,498,207
Nokia Corp.	1,606,620	8,145,676
Nokian Tyres PLC	41,208	553,365
Nordea Bank ABP	956,479	9,536,177
Oriola-KD Oyj	62,325	135,428
Orion Oyj (B Shares)	32,873	1,289,362
Outokumpu Oyj (A Shares)	109,071	535,458
Qt Group Oyj (a)	5,607	488,514
Revenio Group Oyj	7,808	371,531
Sampo Oyj (A Shares)	148,164	7,194,468
Sanoma Corp.	24,593	310,659
Stora Enso Oyj (R Shares)	175,405	3,451,883
TietoEVRY Oyj	24,956	626,077
Tokmanni Group Corp.	14,591	189,605
UPM-Kymmene Corp.	163,170	5,644,424
Uponor Oyj	18,038	316,943
Valmet Corp.	54,403	1,456,954
Wartsila Corp.	142,625	1,145,256
YIT OYJ	47,940	192,964

TOTAL FINLAND		65,628,366

France - 5.8%
AB Science SA (a)	8,184	90,638
Accor SA (a)	54,776	1,799,590
Aeroports de Paris SA (a)	9,243	1,307,422
Air France KLM (Reg.) (a)(b)	78,997	325,409
Air Liquide SA	141,488	24,478,610
Albioma SA	9,985	530,766
ALD SA (c)	31,050	422,217
Alstom SA	98,309	2,160,871
Altarea SCA	1,138	174,179
ALTEN	8,805	1,181,699
Amundi SA (c)	19,072	1,146,800
Arkema SA	18,260	2,080,624
Atos SE	29,816	726,364
AXA SA (b)	578,370	15,300,800
Beneteau SA (a)	9,748	122,386
BIC SA	6,860	409,330
bioMerieux SA	12,293	1,170,317
BNP Paribas SA	336,999	17,473,866
Boiron SA	4,065	178,544
Bollore SA	251,506	1,173,634
Bonduelle SCA	8,084	136,277
Bouygues SA	66,064	2,271,495
Bureau Veritas SA	90,935	2,612,263
Capgemini SA	47,179	9,604,656
Carmila SA	15,084	234,633
Carrefour SA	185,095	3,925,414
Casino Guichard Perrachon SA (a)(b)	12,307	215,630
Cellectis SA (a)	14,046	49,851
CGG SA (a)	188,659	217,040
Chargeurs SA	5,467	99,019
CNP Assurances	55,118	1,211,191
Coface SA	32,744	392,544
Compagnie de St. Gobain	152,033	8,869,331
Compagnie Generale des Etablissements Michelin SCA Series B	50,183	6,215,666
Covivio	16,479	1,173,594
Credit Agricole SA	361,904	3,907,864
Danone SA	195,280	11,808,823
Dassault Aviation SA	7,798	1,308,544
Dassault Systemes SA	196,467	8,688,627
Derichebourg	37,827	341,364
Edenred SA	74,203	3,726,635
EDF SA (b)	179,708	1,633,734
Eiffage SA	25,173	2,485,802
Elior SA (a)(c)	35,209	107,506
Elis SA	55,099	790,188
Engie SA (b)	545,327	6,435,120
Eramet SA	3,771	502,606
Esker SA	1,776	299,156
EssilorLuxottica SA	85,632	14,578,661
Eurazeo SA	11,137	855,757
Europcar Groupe SA (a)(c)	578,581	306,172
Eutelsat Communications	48,595	540,056
Faurecia SA	38,979	847,325
Fnac Darty SA	6,694	331,436
Gaztransport et Technigaz SA	7,304	869,750
Gecina SA	13,572	1,528,861
Getlink SE	127,025	2,324,445
Hermes International SCA	9,465	11,670,888
ICADE	9,895	590,790
ID Logistics Group (a)	1,101	350,631
Imerys SA	13,364	525,750
Interparfums SA	6,543	363,043
Ipsen SA	10,832	1,122,886
Ipsos SA	11,801	568,113
JCDecaux SA (a)	16,902	354,318
Kaufman & Broad SA	4,651	141,449
Kering SA	22,333	11,882,772
Klepierre SA	65,712	1,572,859
Korian SA	22,248	467,229
L'Oreal SA	74,798	27,212,258
La Francaise des Jeux SAEM (c)	30,264	1,130,087
Lagardere S.C.A. (Reg.)	13,778	360,869
Legrand SA	79,535	7,047,929
LISI	7,750	175,218
LVMH Moet Hennessy Louis Vuitton SE	82,987	53,703,819
Maisons du Monde SA (c)	11,390	194,254
McPhy Energy SA (a)(b)	5,945	108,599
Mercialys SA	26,101	252,053
Mersen SA	6,210	205,401
Neoen SA (c)	14,655	585,551
Nexans SA	7,847	714,763
Nexity	14,813	449,814
Orange SA	580,439	6,910,355
Orpea	16,246	580,995
Pernod Ricard SA	62,840	12,969,185
Peugeot Invest	1,594	178,132
Plastic Omnium SA	20,842	337,385
Publicis Groupe SA	68,209	4,095,044
Quadient SA	11,190	209,267
Remy Cointreau SA	6,724	1,332,924
Renault SA (a)	60,337	1,474,251
Rexel SA	69,812	1,430,075
Rubis SCA	27,887	741,724
Safran SA	101,495	10,900,405
Sanofi SA	340,621	36,001,914
Sartorius Stedim Biotech	8,323	2,723,527
Schneider Electric SA	161,983	23,239,553
SCOR SE	48,515	1,371,705
SEB SA	8,457	1,015,578
SES-imagotag SA (a)	1,280	117,743
Societe Generale Series A	243,499	5,852,266
Sodexo SA	26,800	2,016,045
Soitec SA (a)	6,741	1,207,543
Sopra Steria Group	4,703	833,505
SPIE SA	43,110	1,014,639
Teleperformance	17,453	6,264,074
Television Francaise 1 SA	15,595	132,077
Thales SA	31,425	4,023,185
TotalEnergies SE	750,486	36,851,095
Trigano SA	2,948	379,824
Ubisoft Entertainment SA (a)	31,181	1,409,784
Valeo SA	72,284	1,314,204
Vallourec SA (a)	44,225	521,111
Valneva SE (a)(b)	21,476	274,956
Veolia Environnement SA	197,317	5,757,033
Verallia SA (c)	28,530	784,271
Vicat SA	9,264	278,578
VINCI SA	160,702	15,593,535
Virbac SA	1,374	554,749
Vivendi SA	227,411	2,611,947
Wendel SA	7,125	709,894
Worldline SA (a)(c)	71,557	2,815,353
X-Fab Silicon Foundries SE (a)(c)	9,941	70,377

TOTAL FRANCE		492,352,252

Germany - 4.5%
Aareal Bank AG (b)	20,889	711,767
Adesso AG	750	146,999
adidas AG	56,759	11,445,975
Aixtron AG	34,960	896,261
Allianz SE	120,898	27,278,714
Amadeus Fire AG	1,925	269,433
AURELIUS AG	9,948	265,022
Aurubis AG	10,616	1,206,396
BASF AG	275,038	14,484,317
Bayer AG	293,964	19,363,716
Bayerische Motoren Werke AG (BMW)	86,540	7,067,357
BayWa AG	7,017	334,626
Bechtle AG	24,610	1,137,221
Befesa SA (c)	11,397	711,754
Beiersdorf AG	29,960	3,009,197
Bertrandt AG	1,967	91,380
Bilfinger Berger AG	11,180	449,966
Borussia Dortmund GmbH & Co. KGaA (a)	32,518	127,359
Brenntag SE	45,073	3,477,989
CANCOM AG	11,726	566,219
Carl Zeiss Meditec AG	12,109	1,520,946
CECONOMY AG	44,468	152,355
Cewe Stiftung & Co. KGAA (b)	3,508	320,202
Commerzbank AG (a)	299,781	1,957,068
CompuGroup Medical AG	7,595	405,975
Continental AG	33,346	2,285,572
Corestate Capital Holding SA (b)	8,354	72,425
Covestro AG (c)	58,441	2,516,209
CTS Eventim AG (a)	15,460	1,061,114
Daimler Truck Holding AG (a)	123,765	3,328,626
Datagroup AG	1,109	92,262
Delivery Hero AG (a)(c)	49,593	1,743,341
Dermapharm Holding SE	6,086	344,106
Deutsche Bank AG	621,323	6,212,816
Deutsche Beteiligungs AG	6,402	198,950
Deutsche Borse AG	56,595	9,852,882
Deutsche EuroShop AG	16,131	267,263
Deutsche Lufthansa AG (a)(b)	172,429	1,282,798
Deutsche Pfandbriefbank AG (c)	58,648	738,123
Deutsche Post AG	296,134	12,651,582
Deutsche Telekom AG	965,987	17,794,601
Deutz AG	34,352	152,254
DIC Asset AG	29,110	407,246
Draegerwerk AG & Co. KGaA	423	19,398
Duerr AG	15,310	397,903
E.ON AG	664,696	6,917,465
Eckert & Ziegler Strahlen-und Medizintechnik AG	4,912	246,489
ELMOS Semiconductor AG	2,288	114,092
ElringKlinger AG	7,581	62,849
Encavis AG	71,479	1,560,433
Energiekontor AG	1,718	164,114
Evonik Industries AG	63,315	1,656,092
Evotec OAI AG (a)	46,464	1,131,326
Fielmann AG	3,531	178,499
Flatex AG (a)	14,968	255,647
Fraport AG Frankfurt Airport Services Worldwide (a)	10,571	564,907
Freenet AG	36,948	1,022,286
Fresenius Medical Care AG & Co. KGaA	60,347	3,752,791
Fresenius SE & Co. KGaA	124,099	4,386,645
GEA Group AG	46,684	1,817,243
Gerresheimer AG	8,952	621,827
GFT Technologies AG	6,046	240,150
Global Fashion Group SA (a)	20,550	39,130
Grenkeleasing AG	9,588	252,933
Hamborner (REIT) AG	37,362	348,710
Hamburger Hafen und Logistik AG	6,581	107,096
Hannover Reuck SE	18,111	2,815,004
HeidelbergCement AG	44,940	2,588,877
Heidelberger Druckmaschinen AG (a)	93,913	207,489
HelloFresh AG (a)	50,576	2,131,992
Henkel AG & Co. KGaA	40,643	2,579,251
Hensoldt AG	11,638	324,106
Hochtief AG	7,647	462,784
Hornbach Holding AG & Co. KGaA	3,356	401,726
Hugo Boss AG	27,563	1,545,814
Hypoport AG (a)	1,082	299,123
INDUS Holding AG	6,012	171,029
Infineon Technologies AG	386,619	10,973,492
Instone Real Estate Group BV (c)	26,411	405,463
Jenoptik AG	16,398	460,928
JOST Werke AG (c)	6,321	244,492
K+S AG	58,483	1,964,327
KION Group AG	21,735	1,209,030
Kloeckner & Co. AG	22,116	284,893
Knorr-Bremse AG	22,011	1,569,706
Koenig & Bauer AG (a)	5,449	106,353
Krones AG	14,129	1,090,951
KWS Saat AG	5,989	441,945
Lanxess AG	26,373	1,019,476
LEG Immobilien AG	21,556	2,210,148
LPKF Laser & Electronics AG (b)	10,028	126,050
Mercedes-Benz Group AG (Germany)	256,290	17,889,352
Merck KGaA	38,509	7,144,475
Metro Wholesale & Food Specialist AG	41,563	365,087
Morphosys AG (a)(b)	13,817	291,301
MTU Aero Engines AG	15,495	3,124,810
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	41,727	9,936,897
Nagarro SE (a)	3,165	445,006
Nemetschek Se	16,288	1,292,524
New Work SE	1,655	281,907
Nordex Se (a)	33,274	480,215
NORMA Group AG	10,602	261,550
Patrizia Immobilien AG	16,899	289,059
Pfeiffer Vacuum Technology AG	1,055	187,806
ProSiebenSat.1 Media AG	50,199	577,579
Puma AG	31,930	2,349,365
PVA TePla AG (a)	6,231	153,797
Rational AG	1,548	944,349
Rheinmetall AG	13,488	3,040,521
RWE AG	192,471	7,991,278
Salzgitter AG	10,324	428,544
SAP SE	310,840	31,502,392
Schaeffler AG	23,144	124,290
Scout24 AG (c)	25,316	1,601,195
secunet Security Network AG	339	143,528
Shop Apotheke Europe NV (a)(c)	4,809	396,593
Siemens AG	228,825	28,135,177
Siemens Energy AG	119,878	2,309,123
Siemens Healthineers AG (c)	84,018	4,492,438
Siltronic AG	4,955	465,320
Sixt SE	5,550	721,569
SMA Solar Technology AG (b)	4,825	219,580
Software AG (Bearer)	14,327	440,982
STRATEC Biomedical Systems AG (b)	2,630	297,679
Stroeer SE & Co. KGaA	7,007	419,204
Suedzucker AG (Bearer)	33,340	434,208
Symrise AG	39,777	4,733,237
Synlab AG	21,055	314,213
TAG Immobilien AG	43,640	872,165
Takkt AG	10,011	161,742
TeamViewer AG (a)(c)	46,235	554,776
Telefonica Deutschland Holding AG	340,532	1,024,160
Thyssenkrupp AG (a)	121,468	931,542
TUI AG (GB) (a)(b)	368,863	1,051,629
Uniper SE	29,674	762,760
United Internet AG	30,943	995,463
Varta AG (b)	5,204	486,916
VERBIO Vereinigte BioEnergie AG	8,272	586,190
Vitesco Technologies Group AG (a)	6,103	245,264
Volkswagen AG	12,102	2,624,459
Vonovia SE	220,763	8,795,417
Vossloh AG	8,400	320,447
Wacker Chemie AG	4,857	770,651
Wacker Construction Equipment AG	8,214	170,540
Wustenrot & Wurttembergische AG	15,478	291,952
Zalando SE (a)(c)	67,530	2,657,053

TOTAL GERMANY		377,422,134

Gibraltar - 0.0%
888 Holdings PLC	129,245	308,615
Greece - 0.1%
Alpha Bank SA (a)	683,363	769,223
Athens Water Supply & Sewage Co. SA	7,606	56,742
Eurobank Ergasias Services and Holdings SA (a)	825,362	853,048
Ff Group (a)(e)	881	1,115
GEK Terna Holding Real Estate Construction SA (a)	14,236	146,060
Hellenic Telecommunications Organization SA	69,718	1,341,239
Holding Co. ADMIE IPTO SA	49,556	118,856
Jumbo SA	27,574	446,916
Motor Oil (HELLAS) Corinth Refineries SA	20,781	328,759
Mytilineos SA	26,511	490,927
National Bank of Greece SA (a)	204,837	812,481
OPAP SA	65,468	970,392
Piraeus Financial Holdings SA (a)	189,501	273,576
Public Power Corp. of Greece (a)	65,616	525,342
Terna Energy SA	15,348	286,852

TOTAL GREECE		7,421,528

Hong Kong - 1.6%
AIA Group Ltd.	3,631,800	35,677,930
Bank of East Asia Ltd.	349,192	516,706
Beijing Enterprises Holdings Ltd.	160,000	540,904
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	63,000	90,888
BOC Hong Kong (Holdings) Ltd.	1,114,500	4,034,336
BYD Electronic International Co. Ltd.	202,000	402,657
Champion (REIT)	781,000	342,021
China Everbright International Ltd.	1,292,370	758,586
China Everbright Ltd.	326,000	312,389
China Jinmao Holdings Group Ltd.	1,890,000	621,158
China Merchants Holdings International Co. Ltd.	445,671	778,051
China Overseas Grand Oceans Group Ltd.	737,500	429,289
China Overseas Land and Investment Ltd.	1,133,500	3,501,699
China Power International Development Ltd.	1,643,042	794,437
China Resources Beer Holdings Co. Ltd.	434,666	2,553,159
China Resources Power Holdings Co. Ltd.	562,000	1,056,746
China South City Holdings Ltd.	2,034,000	191,822
China Taiping Insurance Group Ltd.	612,800	700,593
China Tobacco International Co. Ltd.	85,000	134,916
China Traditional Chinese Medicine Holdings Co. Ltd.	1,022,000	497,941
CITIC 1616 Holdings Ltd.	445,000	159,694
CITIC Pacific Ltd.	1,692,000	1,750,391
CLP Holdings Ltd.	479,000	4,674,263
CSPC Pharmaceutical Group Ltd.	2,765,600	2,827,401
Dah Sing Banking Group Ltd.	209,200	175,808
Dah Sing Financial Holdings Ltd.	74,800	217,662
Far East Horizon Ltd.	483,000	393,973
Fortune (REIT)	502,000	438,608
Fosun International Ltd.	918,000	967,473
Galaxy Entertainment Group Ltd.	664,000	3,788,897
Ganfeng Lithium Co. Ltd. (H Shares) (c)	36,600	438,073
Genertec Universal Medical Group Co. Ltd. (c)	305,000	195,940
Guangdong Investment Ltd.	920,000	1,177,915
Hang Lung Group Ltd.	243,000	474,456
Hang Lung Properties Ltd.	659,000	1,260,384
Hang Seng Bank Ltd.	228,400	4,043,929
Henderson Land Development Co. Ltd.	438,345	1,772,674
Hong Kong & China Gas Co. Ltd.	3,303,038	3,642,989
Hong Kong & Shanghai Hotels Ltd. (a)	159,517	158,360
Hong Kong Exchanges and Clearing Ltd.	362,274	15,367,292
Hong Kong Television Network Ltd.	276,000	233,902
Hua Hong Semiconductor Ltd. (a)(c)	152,000	590,257
Hysan Development Co. Ltd.	190,000	559,025
Jinmao Property Services Co. Ltd.	1,427	1,047
Lenovo Group Ltd.	2,196,000	2,132,323
Link (REIT)	626,557	5,412,065
Melco International Development Ltd. (a)	258,000	203,707
MMG Ltd. (a)	1,108,000	467,218
MTR Corp. Ltd.	428,528	2,276,815
New World Development Co. Ltd.	425,822	1,628,681
PCCW Ltd.	1,432,886	811,820
Poly Property Group Co. Ltd.	726,000	182,395
Power Assets Holdings Ltd.	400,000	2,691,509
Shanghai Industrial Holdings Ltd.	194,000	285,770
Shenzhen Investment Ltd.	962,810	207,713
Shougang Fushan Resources Group Ltd.	926,335	346,145
Shun Tak Holdings Ltd. (a)	450,000	91,161
Sino Land Ltd.	1,008,350	1,332,820
Sino-Ocean Group Holding Ltd.	1,136,500	214,622
Sinotruk Hong Kong Ltd.	273,000	330,200
SJM Holdings Ltd. (a)	721,000	302,866
Sun Art Retail Group Ltd.	695,000	215,737
Sun Hung Kai Properties Ltd.	383,000	4,411,046
Sunlight (REIT)	313,000	152,919
Swire Pacific Ltd. (A Shares)	150,500	857,234
Swire Properties Ltd.	372,800	893,436
Techtronic Industries Co. Ltd.	417,000	5,566,160
Vitasoy International Holdings Ltd.	262,000	475,026
Wharf Holdings Ltd.	428,000	1,253,998
Yuexiu (REIT)	1,167,000	466,129
Yuexiu Property Co. Ltd.	428,400	445,756

TOTAL HONG KONG		132,901,912

Hungary - 0.1%
Magyar Telekom PLC	169,238	183,407
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	116,429	993,176
OTP Bank PLC	67,024	2,019,211
Richter Gedeon PLC	40,215	802,087

TOTAL HUNGARY		3,997,881

India - 4.1%
3M India Ltd. (a)	772	200,430
Aarti Industries Ltd.	24,342	282,413
Aarti Industries Ltd.	71,579	824,206
Aavas Financiers Ltd. (a)	12,419	367,975
ACC Ltd.	30,896	933,477
Adani Enterprises Ltd.	79,538	2,404,982
Adani Green Energy Ltd. (a)	119,970	4,484,044
Adani Ports & Special Economic Zone Ltd.	142,839	1,584,924
Adani Power Ltd. (a)	248,213	894,312
Adani Total Gas Ltd. (a)	80,726	2,561,581
Adani Transmissions Ltd. (a)	85,046	3,071,701
Aditya Birla Capital Ltd. (a)	203,614	318,389
Aditya Birla Fashion and Retail Ltd. (a)	92,087	340,199
Affle (India) Ltd. (a)	15,920	249,769
AIA Engineering Ltd.	18,091	456,416
Ajanta Pharma Ltd.	13,757	308,555
Alembic Pharmaceuticals Ltd.	40,754	413,472
Alkyl Amines Chemicals	7,050	290,355
Alok Industries Ltd. (a)	464,063	153,994
Amara Raja Batteries Ltd.	71,049	518,084
Ambuja Cements Ltd.	217,049	1,048,935
APL Apollo Tubes Ltd.	51,993	692,539
Apollo Hospitals Enterprise Ltd.	30,336	1,754,535
Apollo Tyres Ltd.	129,115	341,828
Ashok Leyland Ltd.	419,230	688,962
Asian Paints Ltd.	113,898	4,795,247
Astral Poly Technik Ltd.	28,576	797,921
Atul Ltd.	4,782	555,363
AU Small Finance Bank Ltd. (a)(c)	24,383	438,614
Aurobindo Pharma Ltd.	92,162	752,661
Avenue Supermarts Ltd. (a)(c)	49,310	2,522,862
Axis Bank Ltd. (a)	704,035	6,628,599
Bajaj Auto Ltd.	20,575	997,425
Bajaj Electricals Ltd. (a)	20,417	291,092
Bajaj Finance Ltd.	79,852	6,875,080
Bajaj Finserv Ltd.	11,303	2,175,774
Balkrishna Industries Ltd.	30,598	851,006
Balrampur Chini Mills Ltd.	52,736	303,361
Bandhan Bank Ltd. (c)	205,743	891,096
Bata India Ltd.	20,373	515,836
Bayer CropScience Ltd.	4,485	271,562
Berger Paints India Ltd.	88,511	828,893
Bharat Electronics Ltd.	405,580	1,253,764
Bharat Forge Ltd.	88,827	806,702
Bharat Heavy Electricals Ltd. (a)	239,124	162,763
Bharat Petroleum Corp. Ltd.	273,310	1,284,635
Bharti Airtel Ltd. (a)	765,198	7,334,974
Biocon Ltd. (a)	154,331	739,362
Birlasoft Ltd.	56,051	298,302
Blue Star Ltd.	28,072	415,323
Brigade Enterprises Ltd.	33,446	196,891
Brightcom Group Ltd.	223,007	241,709
Britannia Industries Ltd.	34,387	1,465,789
BSE Ltd.	36,728	428,341
Canara Bank Ltd.	136,957	406,991
Carborundum Universal Ltd.	41,384	413,002
Central Depository Services (India) Ltd. (a)	26,316	469,505
CESC Ltd. GDR	315,810	351,361
Cg Power & Industrial Soluti (a)	169,486	434,634
Chambal Fertilizers & Chemicals Ltd.	63,703	377,186
Cholamandalam Financial Holdings Ltd.	42,632	360,234
Cholamandalam Investment and Finance Co. Ltd.	118,453	1,133,064
Cipla Ltd./India (a)	141,027	1,797,766
City Union Bank Ltd.	130,985	233,049
Coal India Ltd.	445,822	1,055,893
Coforge Ltd.	6,976	378,705
Colgate-Palmolive Ltd.	49,673	1,070,646
Computer Age Management Services Private Ltd.	9,001	288,683
Container Corp. of India Ltd.	97,359	814,915
Coromandel International Ltd.	48,658	566,042
CRISIL Ltd.	4,663	223,442
Crompton Greaves Consumer Electricals Ltd.	189,683	948,412
Cummins India Ltd.	42,392	564,479
Cyient Ltd.	27,763	318,372
Dabur India Ltd.	201,380	1,456,106
Dalmia Bharat Ltd.	23,611	465,840
Deepak Nitrite Ltd.	23,814	714,949
Divi's Laboratories Ltd.	40,313	2,356,988
Dixon Technologies India Ltd.	9,632	548,660
DLF Ltd.	185,760	893,925
Dr Lal Pathlabs Ltd. (c)	12,785	430,821
Dr. Reddy's Laboratories Ltd.	34,115	1,835,112
Edelweiss Financial Services Ltd.	151,886	118,397
Eicher Motors Ltd.	38,521	1,312,528
Emami Ltd.	71,981	459,473
Embassy Office Parks (REIT)	115,168	577,431
Endurance Technologies Ltd. (c)	13,503	213,794
Escorts Ltd.	22,524	478,169
Exide Industries Ltd.	194,097	385,048
Federal Bank Ltd.	476,450	590,684
Firstsource Solutions Ltd.	142,790	230,335
Fortis Healthcare Ltd. (a)	159,933	553,901
GAIL India Ltd.	493,493	1,018,978
Gillette India Ltd.	3,982	273,537
Glenmark Pharmaceuticals Ltd. (a)	50,349	287,782
GMR Infrastructure Ltd. (a)	695,906	338,834
GMR Power & Urban Infra Ltd. (a)	69,590	26,931
Godrej Consumer Products Ltd. (a)	110,323	1,117,424
Godrej Industries Ltd. (a)	24,980	160,158
Godrej Properties Ltd. (a)	38,778	787,753
Granules India Ltd.	87,786	320,926
Grasim Industries Ltd.	83,721	1,837,436
Grindwell Norton Ltd.	19,165	426,348
Gujarat Fluorochemicals Ltd.	8,702	317,003
Gujarat Gas Ltd.	49,098	307,883
Gujarat Narmada Valley Fertilizers Co.	21,628	231,957
Gujarat State Petronet Ltd.	88,794	301,603
Happiest Minds Technologies Ltd.	20,578	265,206
Havells India Ltd.	76,642	1,305,059
HCL Technologies Ltd.	330,340	4,621,328
HDFC Asset Management Co. Ltd. (c)	17,020	450,121
HDFC Standard Life Insurance Co. Ltd. (c)	277,484	2,101,454
Hero Motocorp Ltd.	36,800	1,193,984
Hfcl Ltd. (a)	237,207	226,310
Hindalco Industries Ltd.	475,889	2,959,181
Hindustan Petroleum Corp. Ltd.	216,191	758,910
Hindustan Unilever Ltd.	257,299	7,466,453
Housing Development Finance Corp. Ltd.	525,804	15,152,134
ICICI Bank Ltd.	1,569,032	15,064,984
ICICI Lombard General Insurance Co. Ltd. (c)	72,452	1,202,840
ICICI Prudential Life Insurance Co. Ltd. (c)	116,886	797,244
ICICI Securities Ltd. (c)	32,749	238,196
IDFC Bank Ltd. (a)	992,834	506,584
IDFC Ltd.	359,337	265,250
IIFL Wealth Management Ltd.	10,646	238,679
India Cements Ltd./The	50,292	134,444
Indiabulls Housing Finance Ltd.	123,609	244,988
IndiaMart InterMesh Ltd. (c)	4,454	283,105
Indian Energy Exchange Ltd. (c)	167,316	463,302
Indian Oil Corp. Ltd.	699,234	1,139,332
Indian Railway Catering & Tourism Corp. Ltd.	77,366	743,755
Indraprastha Gas Ltd.	78,811	361,065
Indus Towers Ltd.	231,724	629,208
Info Edge India Ltd.	23,226	1,397,916
Infosys Ltd.	1,012,994	20,505,736
Intellect Design Arena Ltd. (a)	30,100	308,683
InterGlobe Aviation Ltd. (a)(c)	26,504	637,520
Ipca Laboratories Ltd.	54,394	716,677
ITC Ltd.	898,500	3,024,659
Jindal Steel & Power Ltd.	136,559	951,080
JK Cement Ltd.	12,317	424,279
JSW Steel Ltd.	254,131	2,388,980
Jubilant Foodworks Ltd.	118,100	832,988
Jubilant Pharmova Ltd.	19,324	118,211
Kajaria Ceramics Ltd.	29,272	393,247
KEC International Ltd.	39,085	202,034
KEI Industries Ltd.	22,542	352,285
Kotak Mahindra Bank Ltd. (a)	180,016	4,169,551
KPIT Technologies Ltd.	79,428	566,708
L&T Finance Holdings Ltd. (a)	548,746	622,494
L&T Technology Services Ltd. (c)	8,276	437,199
Larsen & Toubro Infotech Ltd. (c)	15,471	967,280
Larsen & Toubro Ltd.	203,455	4,466,040
Laurus Labs Ltd. (c)	124,528	941,522
LIC Housing Finance Ltd. (a)	113,785	556,924
Linde India Ltd.	5,923	275,211
Lupin Ltd.	71,810	695,163
Mahanagar Gas Ltd.	21,960	219,502
Mahindra & Mahindra Financial Services Ltd.	334,962	792,317
Mahindra & Mahindra Ltd.	267,929	3,205,982
Manappuram General Finance & Leasing Ltd.	197,141	293,569
Marico Ltd.	166,321	1,129,077
Maruti Suzuki India Ltd.	40,518	4,053,218
Max Financial Services Ltd. (a)	64,262	632,902
Max Healthcare Institute Ltd. (a)	89,599	481,644
Metropolis Healthcare Ltd. (c)	7,917	245,596
Minda Industries Ltd.	22,646	268,643
MindTree Consulting Ltd.	19,401	886,705
Motherson Sumi Systems Ltd.	360,126	642,482
Motherson Sumi Wiring India Ltd. (a)	360,126	321,791
Mphasis BFL Ltd.	25,328	928,942
MRF Ltd.	599	565,886
Multi Commodity Exchange of India Ltd.	10,138	188,071
Muthoot Finance Ltd.	39,690	650,077
Narayana Hrudayalaya Ltd. (a)	37,934	345,972
Natco Pharma Ltd.	33,009	337,875
National Aluminium Co. Ltd.	320,533	432,342
Navin Fluorine International Ltd.	11,046	563,835
Nestle India Ltd.	10,347	2,464,008
Nippon Life India Asset Management Ltd. (c)	62,492	256,735
NTPC Ltd.	1,497,072	3,034,946
Oberoi Realty Ltd. (a)	43,403	540,055
Oil & Natural Gas Corp. Ltd.	815,555	1,688,119
Oracle Financial Services Soft	9,630	445,275
Page Industries Ltd.	1,681	995,593
Persistent Systems Ltd.	15,384	861,186
Petronet LNG Ltd.	279,181	739,119
Phoenix Mills Ltd.	27,549	388,345
PI Industries Ltd.	27,019	998,435
Pidilite Industries Ltd.	49,563	1,564,786
Piramal Enterprises Ltd.	31,730	887,666
PNB Housing Finance Ltd. (a)(c)	17,131	84,080
Polycab India Ltd.	12,951	417,604
Poonawalla Fincorp Ltd. (a)	84,563	334,280
Power Grid Corp. of India Ltd.	927,099	2,744,005
Prestige Estates Projs. Ltd. (a)	43,149	264,997
Procter & Gamble Health Ltd.	3,124	180,978
PVR Ltd. (a)	24,966	589,559
Radico Khaitan Ltd.	30,986	361,636
Rajesh Exports Ltd.	31,394	257,322
RBL Bank Ltd. (a)(c)	114,726	178,001
Rec Ltd.	321,584	530,434
Redington (India) Ltd.	193,993	383,947
Reliance Industries Ltd.	859,657	31,109,840
Sanofi India Ltd.	3,515	319,616
SBI Cards & Payment Services Ltd.	78,698	847,855
SBI Life Insurance Co. Ltd. (c)	155,001	2,223,540
Schaeffler India Ltd.	18,003	539,914
Shree Cement Ltd.	3,379	1,135,538
Shriram Transport Finance Co. Ltd.	61,580	955,393
Siemens Ltd.	24,917	733,366
SKF India Ltd.	10,163	445,232
Solar Industries India Ltd.	10,527	376,527
Sonata Software Ltd.	19,486	189,764
SRF Ltd.	48,848	1,586,741
State Bank of India	531,660	3,410,531
Sun Pharmaceutical Industries Ltd.	255,060	3,079,436
Sun TV Ltd.	49,788	311,990
Sundaram Finance Ltd.	18,245	477,393
Sundram Fasteners Ltd.	33,836	353,269
Supreme Industries Ltd.	22,855	578,817
Suven Pharmaceuticals Ltd.	40,251	315,429
Suzlon Energy Ltd. (a)	1,975,174	254,858
Syngene International Ltd. (a)(c)	46,147	375,115
Tanla Solutions Ltd. (a)	19,980	364,527
Tata Chemicals Ltd.	55,658	677,621
Tata Communications Ltd.	35,941	510,504
Tata Consultancy Services Ltd.	278,904	12,838,689
Tata Consumer Products Ltd.	174,375	1,866,170
Tata Elxsi Ltd.	11,191	1,119,505
Tata Motors Ltd. (a)	494,701	2,796,104
Tata Power Co. Ltd./The	418,533	1,309,767
Tata Steel Ltd.	226,318	3,711,459
Tata Teleservices (Maharashtra) Ltd. (a)	157,897	293,202
Tech Mahindra Ltd.	192,691	3,143,252
The Indian Hotels Co. Ltd.	249,403	824,996
The Ramco Cements Ltd.	60,517	624,538
Thermax Ltd.	12,068	331,672
Titan Co. Ltd.	104,538	3,331,627
Torrent Pharmaceuticals Ltd.	19,645	718,246
Torrent Power Ltd.	92,130	638,466
Trent Ltd.	57,454	912,425
Trident Ltd.	395,211	266,523
TTK Prestige Ltd.	19,330	212,535
Tube Investments of India Ltd.	29,049	703,290
Tvs Motor Co. Ltd.	58,020	491,717
Ultratech Cement Ltd.	30,006	2,581,095
United Spirits Ltd. (a)	96,410	1,079,587
UPL Ltd. (a)	150,221	1,601,974
Vaibhav Global Ltd.	10,889	65,945
Vardhman Textiles Ltd.	45,845	259,486
Varun Beverages Ltd.	53,178	749,898
Vedanta Ltd.	358,554	1,883,825
Vodafone Idea Ltd. (a)	2,661,215	326,056
Voltas Ltd.	63,655	1,041,992
Whirlpool of India Ltd.	11,436	241,216
Wipro Ltd.	422,898	2,775,247
Yes Bank Ltd. (a)	3,759,014	664,766
Yes Bank Ltd. (a)	207,098	29,549
Zee Entertainment Enterprises Ltd.	257,845	826,843
Zensar Technologies Ltd.	50,705	211,018
Zomato Ltd. (a)	486,898	450,978

TOTAL INDIA		349,129,635

Indonesia - 0.6%
Bank Aladin Syariah Tbk PT (a)	2,092,000	290,915
Perusahaan Gas Negara Tbk PT Series B (a)	3,306,700	329,187
PT ACE Hardware Indonesia Tbk	1,943,200	139,668
PT Adaro Energy Tbk	4,328,300	988,908
PT AKR Corporindo Tbk	2,823,500	207,296
PT Aneka Tambang Tbk	2,793,500	499,229
PT Astra International Tbk	6,269,700	3,273,671
PT Bank BTPN Syariah Tbk	563,400	133,778
PT Bank Central Asia Tbk	16,826,100	9,437,282
PT Bank Jago Tbk (a)	1,308,000	1,050,631
PT Bank Mandiri (Persero) Tbk	5,720,400	3,512,526
PT Bank Negara Indonesia (Persero) Tbk	2,307,800	1,457,723
PT Bank Rakyat Indonesia (Persero) Tbk	20,309,671	6,766,921
PT Bank Tabungan Negara Tbk	2,929,800	371,800
PT Barito Pacific Tbk	8,867,900	518,168
PT Berkah Beton Sadaya Tbk (a)	746,000	224,380
PT BFI Finance Indonesia Tbk	1,941,500	171,748
PT Bukit Asam Tbk	2,215,600	579,906
PT Bumi Serpong Damai Tbk (a)	1,853,300	122,823
PT Charoen Pokphand Indonesia Tbk	2,138,900	758,276
PT Ciputra Development Tbk	2,857,600	209,364
PT Gudang Garam Tbk	174,500	369,235
PT Hanson International Tbk (a)(e)	3,268,900	11,274
PT Indah Kiat Pulp & Paper Tbk	947,000	493,560
PT Indo Tambangraya Megah Tbk	88,800	172,081
PT Indocement Tunggal Prakarsa Tbk	403,200	290,576
PT Indofood CBP Sukses Makmur Tbk	854,000	449,266
PT Indofood Sukses Makmur Tbk	1,650,600	718,258
PT Inti Agriculture Resources Tbk (a)(e)	1,180,800	4,073
PT Jasa Marga Tbk (a)	684,096	189,782
PT Kalbe Farma Tbk	7,790,100	879,507
PT Link Net Tbk	552,700	174,644
PT Lippo Karawaci Tbk (a)	8,522,900	72,755
PT Media Nusantara Citra Tbk	2,275,500	157,613
PT Merdeka Copper Gold Tbk (a)	3,906,925	1,423,793
PT Mitra Adiperkasa Tbk (a)	2,151,200	133,892
PT Pabrik Kertas Tjiwi Kimia Tbk	482,100	219,760
PT Pakuwon Jati Tbk (a)	4,960,000	191,324
PT Panin Financial Tbk (a)	12,062,000	196,041
PT Pool Advista Indonesia Tbk (a)(e)	184,900	638
PT Sarana Menara Nusantara Tbk	9,664,000	672,859
PT Semen Gresik (Persero) Tbk	1,256,100	554,280
PT Sugih Energy Tbk (a)(e)	40,500	140
PT Summarecon Agung Tbk (a)	6,257,300	306,415
PT Surya Citra Media Tbk (a)	7,464,500	130,908
PT Telkom Indonesia Persero Tbk	14,972,500	4,766,658
PT Tower Bersama Infrastructure Tbk	2,905,100	603,176
PT Unilever Indonesia Tbk	2,412,500	645,739
PT United Tractors Tbk	586,300	1,223,432
PT XL Axiata Tbk	1,098,500	241,799

TOTAL INDONESIA		46,337,678

Ireland - 0.5%
AIB Group PLC	272,455	591,810
Bank of Ireland Group PLC	287,122	1,740,163
C&C Group PLC (United Kingdom) (a)	132,192	345,085
Cairn Homes PLC	283,912	342,355
CRH PLC	228,539	9,032,973
Dalata Hotel Group PLC (a)	52,540	239,984
DCC PLC (United Kingdom)	29,256	2,216,697
Flutter Entertainment PLC (a)	24,858	2,510,822
Flutter Entertainment PLC (Ireland) (a)	25,274	2,539,771
Glanbia PLC	60,426	720,421
Glenveagh Properties PLC (a)(c)	243,350	293,658
Grafton Group PLC unit	66,474	805,084
Greencore Group PLC (a)(b)	261,538	373,494
Hibernia (REIT) PLC	242,334	410,933
Irish Residential Properties REIT PLC	155,957	239,590
James Hardie Industries PLC CDI	134,741	3,884,350
Kerry Group PLC Class A	47,157	5,204,470
Kingspan Group PLC (Ireland)	46,250	4,305,277
Origin Enterprises PLC	59,362	263,912
Smurfit Kappa Group PLC	74,330	3,140,872
Uniphar PLC	76,328	314,127

TOTAL IRELAND		39,515,848

Isle of Man - 0.1%
Entain PLC (a)	176,469	3,315,910
Kape Technologies PLC (a)	51,223	220,247
NEPI Rockcastle PLC	140,722	861,010
Playtech Ltd. (a)	89,347	584,051
Strix Group PLC	75,682	200,457

TOTAL ISLE OF MAN		5,181,675

Israel - 0.7%
AFI Properties Ltd.	8,956	543,422
Airport City Ltd. (a)	22,463	504,560
Alony Hetz Properties & Investments Ltd.	41,622	685,597
Amot Investments Ltd.	69,080	528,393
Ashtrom Group Ltd.	17,167	483,288
AudioCodes Ltd.	10,229	241,066
Azrieli Group	13,115	1,135,141
Bank Hapoalim BM (Reg.)	346,893	3,239,330
Bank Leumi le-Israel BM	442,252	4,675,500
Bezeq The Israel Telecommunication Corp. Ltd.	581,325	928,135
Big Shopping Centers Ltd.	3,298	501,762
Caesarstone Sdot-Yam Ltd.	19,448	191,174
Camtek Ltd. (a)	8,680	255,409
Check Point Software Technologies Ltd. (a)	31,928	4,032,187
Clal Insurance Enterprises Holdings Ltd. (a)	23,699	528,348
Cognyte Software Ltd. (a)(b)	21,104	143,085
CyberArk Software Ltd. (a)	11,157	1,753,211
Danel Adir Yeoshua Ltd.	2,185	347,022
Delek Group Ltd. (a)	2,819	462,826
Elbit Systems Ltd. (Israel)	7,830	1,707,873
Electra Israel Ltd.	794	546,930
Energix-Renewable Energies Ltd.	82,410	282,598
Enlight Renewable Energy Ltd. (a)	331,119	719,061
Equital Ltd. (a)	8,892	365,107
Fattal Holdings 1998 Ltd. (a)	2,618	379,802
First International Bank of Israel	20,895	884,236
Formula Systems (1985) Ltd.	3,394	330,353
Fox Wizel Ltd.	2,363	350,310
Gav-Yam Lands Corp. Ltd.	44,487	492,968
Gazit-Globe Ltd.	18,453	174,251
Harel Insurance Investments and Financial Services Ltd.	37,056	457,235
Hilan Ltd.	5,070	296,395
Icl Group Ltd.	209,365	2,312,483
InMode Ltd. (a)	15,025	377,278
Isracard Ltd.	84,382	427,091
Israel Corp. Ltd. (Class A) (a)	1,404	805,229
Israel Discount Bank Ltd. (Class A)	364,183	2,170,483
Ituran Location & Control Ltd.	9,860	221,258
Kornit Digital Ltd. (a)	14,583	969,770
Matrix IT Ltd.	13,331	338,286
Maytronics Ltd.	21,943	392,332
Mega Or Holdings Ltd.	10,876	419,210
Melisron Ltd. (a)	6,044	494,888
Migdal Insurance & Financial Holdings Ltd.	124,022	210,566
Mivne Real Estate KD Ltd.	191,155	721,340
Mizrahi Tefahot Bank Ltd.	44,954	1,676,182
Nano Dimension Ltd. ADR (a)(b)	73,097	207,595
NICE Ltd. (a)	19,021	3,915,284
Nova Ltd. (a)	8,464	818,263
Oil Refineries Ltd.	557,271	249,846
OPC Energy Ltd. (a)	32,534	359,832
Partner Communications Co. Ltd. (a)	50,966	406,018
Paz Oil Co. Ltd. (a)	3,389	526,467
Perion Network Ltd. (a)	15,694	344,619
Plus500 Ltd.	31,057	604,771
Radware Ltd. (a)	13,556	391,904
Reit 1 Ltd.	90,098	589,860
Shapir Engineering and Industry Ltd.	54,235	511,164
Shikun & Binui Ltd. (a)	78,913	469,838
Shufersal Ltd.	83,795	708,205
Strauss Group Ltd.	19,662	527,029
Summit Real Estate Holdings Ltd.	15,884	375,812
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	338,909	2,951,897
The Phoenix Holdings Ltd.	49,130	621,813
Tower Semiconductor Ltd. (a)	30,489	1,470,120
Tremor International Ltd. (a)	28,495	170,961
Wix.com Ltd. (a)	16,423	1,239,280
ZIM Integrated Shipping Services Ltd. (b)	12,992	722,745

TOTAL ISRAEL		57,886,294

Italy - 1.2%
A2A SpA	468,720	800,835
ACEA SpA	11,158	191,403
Amco - Asset Management Co. SpA Class B (a)(b)(e)	795	0
Amplifon SpA	37,898	1,511,935
Anima Holding SpA (c)	110,298	537,453
Ascopiave SpA	137,809	509,306
Assicurazioni Generali SpA (b)	323,935	6,133,090
Atlantia SpA	149,636	3,569,647
Autogrill SpA (a)	57,853	429,611
Azimut Holding SpA	34,183	725,564
Banca Generali SpA	18,094	598,208
Banca Mediolanum S.p.A.	70,968	515,181
Banca Popolare di Sondrio SCARL	156,873	623,012
Banco BPM SpA (b)	446,843	1,407,867
BFF Bank SpA (c)	51,083	318,534
BPER Banca	348,531	582,254
Brembo SpA	57,459	575,094
Brunello Cucinelli SpA	9,393	480,768
Buzzi Unicem SpA	39,380	729,266
Carel Industries SpA (c)	9,053	217,830
CIR SpA (a)	275,617	119,420
Credito Emiliano SpA	33,641	205,518
Danieli & C. Officine Meccaniche SpA	3,702	78,813
De'Longhi SpA	19,976	484,413
DiaSorin SpA	7,431	973,400
Digital Bros SpA	5,416	137,574
Dovalue SpA (c)	26,678	226,837
El.En. Group SpA	19,014	265,009
Enav SpA (a)(c)	62,425	288,183
Enel SpA	2,427,391	15,785,065
Eni SpA	747,205	10,445,022
ERG SpA	19,513	672,335
Falck Renewables SpA	46,171	429,835
FinecoBank SpA	178,547	2,482,047
Gruppo MutuiOnline SpA	7,736	236,895
GVS SpA (c)	19,918	165,900
Hera SpA	221,500	826,105
Illimity Bank SpA (a)	24,731	320,894
Infrastrutture Wireless Italiane SpA (c)	100,407	1,071,376
Interpump Group SpA	21,374	864,146
Intesa Sanpaolo SpA	4,936,326	10,058,838
Iren SpA	209,581	541,753
Italgas SpA	148,604	962,163
Italmobiliare SpA	3,310	104,864
Iveco Group NV (a)	70,260	413,366
Leonardo SpA	116,197	1,195,828
Maire Tecnimont SpA (b)	74,899	219,394
MARR SpA	12,543	203,126
Mediobanca SpA	183,117	1,835,355
Moncler SpA	59,913	3,121,090
Nexi SpA (a)(c)	169,281	1,660,295
OVS (c)	91,234	174,062
Piaggio & C SpA	69,082	172,261
Pirelli & C. SpA (c)	95,897	475,266
Poste Italiane SpA (c)	153,404	1,503,227
Prysmian SpA	76,087	2,474,722
Rai Way SpA (c)	44,967	264,380
Recordati SpA	33,366	1,607,853
Reply SpA	5,586	822,355
Saipem SpA (a)(b)	172,702	195,456
Salvatore Ferragamo Italia SpA	14,979	260,344
Sesa SpA	2,535	366,480
Snam SpA	566,069	3,104,663
Societa Cattolica Di Assicurazioni SCRL (b)	41,615	269,772
Tamburi Investment Partners SpA	35,045	319,274
Technogym SpA (c)	37,180	280,632
Telecom Italia SpA	3,023,179	882,833
Terna - Rete Elettrica Naziona	423,722	3,455,911
Tinexta SpA	9,410	235,414
UniCredit SpA	635,417	5,880,835
Unipol Gruppo SpA	150,573	821,017
Webuild SpA (b)	153,420	260,840
Webuild SpA warrants 8/2/30 (a)(b)(e)	5,707	5,189
Zignago Vetro SpA	5,403	66,255

TOTAL ITALY		100,750,758

Japan - 14.1%
77 Bank Ltd.	20,300	251,710
ABC-MART, Inc.	9,307	385,961
Activia Properties, Inc.	197	629,517
Adeka Corp.	27,600	529,318
Advance Residence Investment Corp.	389	1,065,241
Advantest Corp.	59,659	4,071,614
Aeon (REIT) Investment Corp.	450	516,651
AEON Co. Ltd.	191,325	3,636,180
Aeon Delight Co. Ltd.	7,400	158,167
AEON Financial Service Co. Ltd.	50,199	461,500
AEON MALL Co. Ltd.	33,700	410,047
AGC, Inc.	58,963	2,210,489
Ai Holdings Corp.	14,100	185,108
Aica Kogyo Co. Ltd.	22,300	516,204
Aiful Corp.	159,400	454,342
Ain Holdings, Inc.	9,100	408,178
Air Water, Inc.	60,000	796,374
Aisin Seiki Co. Ltd.	44,200	1,284,035
Ajinomoto Co., Inc.	137,125	3,562,721
Alfresa Holdings Corp.	52,939	719,902
Alps Alpine Co. Ltd.	70,798	626,748
Altech Corp.	4,500	67,291
Amada Co. Ltd.	102,700	797,462
Amano Corp.	19,300	371,548
Ana Holdings, Inc. (a)	43,241	815,121
AnGes MG, Inc. (a)(b)	54,200	152,150
Anicom Holdings, Inc.	32,800	154,721
Anritsu Corp.	37,700	474,059
Aozora Bank Ltd.	38,100	762,782
Arata Corp.	6,900	190,647
ARCS Co. Ltd.	20,600	326,128
Argo Graphics, Inc.	3,200	75,958
Ariake Japan Co. Ltd.	6,900	276,837
As One Corp.	10,200	541,549
Asahi Group Holdings	137,559	5,184,990
Asahi Holdings, Inc.	27,400	434,933
ASAHI INTECC Co. Ltd.	63,760	1,232,094
Asahi Kasei Corp.	383,000	3,142,397
Asics Corp.	44,000	694,177
ASKUL Corp.	12,600	154,294
Astellas Pharma, Inc.	559,303	8,515,789
Atom Corp.	39,400	224,516
Autobacs Seven Co. Ltd.	25,900	272,702
Avex, Inc.	12,200	131,147
Axial Retailing, Inc.	6,000	157,134
Azbil Corp.	34,500	1,047,492
Bandai Namco Holdings, Inc.	60,000	4,062,177
Bank of Kyoto Ltd.	19,600	853,926
BASE, Inc. (a)	20,500	55,747
BayCurrent Consulting, Inc.	4,100	1,344,256
Belc Co. Ltd.	3,400	144,797
Bell System24 Holdings, Inc.	11,100	128,367
Benefit One, Inc.	22,600	342,671
Benesse Holdings, Inc.	24,400	426,924
BeNext-Yumeshin Group Co.	13,400	154,311
Bic Camera, Inc.	30,300	255,744
Biprogy, Inc.	21,400	540,671
BML, Inc.	6,500	167,281
Bridgestone Corp.	168,958	6,192,936
Brother Industries Ltd.	67,400	1,171,385
Calbee, Inc.	31,100	557,076
Canon Electronics, Inc.	5,500	62,984
Canon Marketing Japan, Inc.	16,800	365,566
Canon, Inc.	295,443	6,797,897
Capcom Co. Ltd.	55,800	1,472,401
Casio Computer Co. Ltd.	65,000	674,041
Central Glass Co. Ltd.	10,900	200,713
Central Japan Railway Co.	42,055	5,294,102
Change, Inc. (a)	8,500	118,481
Chiba Bank Ltd.	158,800	915,210
Chiyoda Corp. (a)	42,700	141,181
Chofu Seisakusho Co. Ltd.	2,100	30,918
Chubu Electric Power Co., Inc.	191,416	1,932,357
Chudenko Corp.	3,600	57,865
Chugai Pharmaceutical Co. Ltd.	201,100	6,025,995
Chugoku Electric Power Co., Inc.	82,300	542,070
Chugoku Marine Paints Ltd.	17,500	128,330
Ci Takiron Corp.	12,800	54,538
Citizen Watch Co. Ltd.	75,600	285,323
CKD Corp.	18,965	245,591
Coca-Cola West Co. Ltd.	40,850	457,947
COLOPL, Inc.	25,700	126,666
Colowide Co. Ltd.	34,800	445,407
Comforia Residential REIT, Inc.	186	463,479
COMSYS Holdings Corp.	31,500	654,009
Comture Corp.	7,600	164,155
Concordia Financial Group Ltd.	294,000	1,069,897
Cosmo Energy Holdings Co. Ltd.	24,000	596,265
Cosmos Pharmaceutical Corp.	5,800	534,688
CRE Logistics REIT, Inc.	185	282,913
Create Restaurants Holdings, Inc.	37,900	237,022
Create SD Holdings Co. Ltd.	9,700	221,869
Credit Saison Co. Ltd.	69,201	779,443
CyberAgent, Inc.	125,600	1,326,947
CYBERDYNE, Inc. (a)	48,600	121,135
Cybozu, Inc.	10,800	106,727
Dai Nippon Printing Co. Ltd.	67,900	1,418,977
Dai-ichi Mutual Life Insurance Co.	299,899	6,005,184
Daicel Chemical Industries Ltd.	88,721	542,351
Daido Steel Co. Ltd.	10,800	308,068
Daifuku Co. Ltd.	30,800	1,893,851
Daihen Corp.	10,100	288,935
Daiichi Sankyo Kabushiki Kaisha	527,900	13,291,949
Daiichikosho Co. Ltd.	9,300	253,659
Daikin Industries Ltd.	74,668	11,410,592
Daio Paper Corp.	31,000	369,655
Daiseki Co. Ltd.	13,320	479,070
Daishi Hokuetsu Financial Group, Inc.	12,242	236,789
Daito Trust Construction Co. Ltd.	19,144	1,843,795
Daiwa House Industry Co. Ltd.	166,944	4,013,366
Daiwa House REIT Investment Corp.	671	1,633,216
Daiwa Office Investment Corp.	101	571,787
Daiwa Securities Group, Inc.	423,500	2,075,628
Daiwa Securities Living Invest	518	455,888
Daiwabo Holdings Co. Ltd.	35,900	464,537
DCM Holdings Co. Ltd.	42,900	354,214
DeNA Co. Ltd.	28,000	405,834
Denka Co. Ltd.	25,500	683,605
DENSO Corp.	129,022	7,863,279
Dentsu Group, Inc.	62,000	2,234,583
Descente Ltd. (a)	24,000	460,902
Dexerials Corp.	16,900	370,572
Dic Corp.	32,700	623,548
Digital Arts, Inc.	4,300	240,240
Digital Garage, Inc.	13,500	446,778
Dip Corp.	18,800	612,933
Disco Corp.	8,300	2,031,429
Dmg Mori Co. Ltd.	35,500	445,538
Dowa Holdings Co. Ltd.	15,700	667,888
DTS Corp.	16,500	362,032
Duskin Co. Ltd.	13,800	294,377
Dydo Group Holdings, Inc.	4,300	166,713
Eagle Industry Co. Ltd.	7,800	62,150
Earth Corp.	6,000	253,572
East Japan Railway Co.	87,810	4,579,010
Ebara Corp.	27,100	1,244,632
EDION Corp.	27,800	250,172
eGuarantee, Inc.	14,900	247,347
Eiken Chemical Co. Ltd.	15,900	210,584
Eisai Co. Ltd.	71,300	3,105,182
Eizo Corp.	6,700	174,644
Elecom Co. Ltd.	17,900	214,644
Electric Power Development Co. Ltd.	50,300	689,252
en japan, Inc.	11,200	263,154
ENEOS Holdings, Inc.	890,950	3,134,910
eRex Co. Ltd.	10,400	157,420
ES-Con Japan Ltd.	14,100	82,637
euglena Co. Ltd. (a)(b)	29,600	195,840
Exedy Corp.	15,400	183,385
Exeo Group, Inc.	32,600	542,719
Ezaki Glico Co. Ltd.	19,000	544,704
Fancl Corp.	28,000	536,004
FANUC Corp.	57,485	8,808,315
Fast Retailing Co. Ltd.	17,536	8,073,683
FCC Co. Ltd.	13,800	137,847
Ferrotec Holdings Corp.	16,300	298,899
Food & Life Companies Ltd.	35,900	851,929
FP Corp.	15,100	341,521
Freee KK (a)	9,300	268,336
Frontier Real Estate Investment Corp.	140	542,436
Fuji Co. Ltd.	8,600	147,848
Fuji Corp.	19,300	322,012
Fuji Electric Co. Ltd.	37,700	1,653,172
Fuji Kyuko Co. Ltd.	5,400	170,880
Fuji Media Holdings, Inc.	14,700	126,961
Fuji Oil Holdings, Inc.	18,900	268,226
Fuji Seal International, Inc.	13,300	176,637
Fuji Soft ABC, Inc.	9,700	516,984
FUJIFILM Holdings Corp.	105,700	5,810,462
Fujikura Ltd. (a)	88,800	420,068
Fujimi, Inc.	4,000	174,398
Fujimori Kogyo Co. Ltd.	6,100	168,249
Fujitec Co. Ltd.	19,000	409,488
Fujitsu General Ltd.	19,900	353,704
Fujitsu Ltd.	58,742	8,878,804
Fukuoka (REIT) Investment Fund	188	235,125
Fukuoka Financial Group, Inc.	49,612	906,476
Fukuyama Transporting Co. Ltd.	6,900	193,129
Fullcast Holdings Co. Ltd.	4,900	93,752
Funai Soken Holdings, Inc.	11,600	194,534
Furukawa Electric Co. Ltd.	21,400	347,516
Fuso Chemical Co. Ltd.	7,100	208,978
Future Corp.	11,500	168,499
Fuyo General Lease Co. Ltd.	4,700	254,293
Giken Ltd.	6,000	164,642
Global One Real Estate Investment Corp.	266	228,014
Glory Ltd.	16,400	263,794
GLP J-REIT	1,292	1,743,392
GMO Internet, Inc.	22,700	453,664
GMO Payment Gateway, Inc.	12,600	1,057,139
GNI Group Ltd. (a)	29,800	261,437
GOLDWIN, Inc.	9,300	466,465
GREE, Inc. (b)	43,200	329,153
GS Yuasa Corp.	21,300	369,350
GungHo Online Entertainment, Inc.	19,200	391,725
Gunma Bank Ltd.	119,300	342,933
Gunze Ltd.	4,800	138,183
H.I.S. Co. Ltd. (a)(b)	14,100	240,407
H.U. Group Holdings, Inc.	22,347	497,946
H2O Retailing Corp.	33,800	221,095
Hakuhodo DY Holdings, Inc.	65,600	774,183
Halows Co. Ltd.	5,200	124,275
Hamakyorex Co. Ltd.	11,100	248,910
Hamamatsu Photonics K.K.	40,200	1,798,676
Hankyu Hanshin Holdings, Inc.	63,800	1,683,784
Hankyu REIT, Inc.	236	268,194
Hanwa Co. Ltd.	9,800	239,547
Harmonic Drive Systems, Inc.	15,500	392,016
Haseko Corp.	81,800	896,285
Hazama Ando Corp.	55,100	382,827
Heiwa Corp.	20,000	300,712
Heiwa Real Estate (REIT), Inc.	247	282,942
Heiwa Real Estate Co. Ltd.	11,300	356,462
Heiwado Co. Ltd.	17,700	267,025
Hiday Hidaka Corp.	8,376	119,853
Hikari Tsushin, Inc.	7,200	843,071
Hino Motors Ltd.	88,100	454,772
Hirata Corp.	2,300	84,512
Hirogin Holdings, Inc.	87,800	432,605
Hirose Electric Co. Ltd.	9,055	1,148,844
Hisamitsu Pharmaceutical Co., Inc.	22,800	624,645
Hitachi Construction Machinery Co. Ltd.	33,500	758,485
Hitachi Ltd.	290,376	13,771,508
Hitachi Metals Ltd. (a)	62,000	967,491
Hitachi Transport System Ltd.	11,100	728,599
Hitachi Zosen Corp.	57,400	309,744
Hogy Medical Co. Ltd.	13,300	332,141
Hokkaido Electric Power Co., Inc.	61,000	226,438
Hokkoku Financial Holdings, Inc.	7,300	210,587
Hokuetsu Corp.	38,700	198,261
Hokuhoku Financial Group, Inc.	40,500	274,058
Hokuriku Electric Power Co., Inc.	64,700	256,663
Honda Motor Co. Ltd.	484,172	12,735,444
Horiba Ltd.	10,300	501,129
Hoshino Resorts REIT, Inc.	58	299,201
Hoshizaki Corp.	16,300	1,032,480
Hosiden Corp.	21,300	203,119
House Foods Group, Inc.	22,400	524,257
Hoya Corp.	109,918	10,908,497
Hulic (REIT), Inc.	348	432,298
Hulic Co. Ltd.	115,500	975,213
Ibiden Co. Ltd.	33,400	1,248,220
Ichibanya Co. Ltd.	6,600	245,234
Ichigo Real Estate Investment Corp.	335	215,041
Ichigo, Inc.	98,600	221,113
Idec Corp.	9,500	167,686
Idemitsu Kosan Co. Ltd.	63,000	1,660,370
IDOM, Inc.	21,700	108,732
IHI Corp.	37,172	842,867
Iida Group Holdings Co. Ltd.	41,800	664,814
Inaba Denki Sangyo Co. Ltd.	23,600	462,853
Inabata & Co. Ltd.	11,700	191,455
Industrial & Infrastructure Fund Investment Corp.	519	744,705
Infocom Corp.	5,100	86,933
Infomart Corp.	63,700	317,249
Information Services Inter-Dentsu Ltd.	7,400	212,515
INFRONEER Holdings, Inc.	64,604	470,579
INPEX Corp.	307,800	3,662,258
Internet Initiative Japan, Inc.	16,000	499,380
Invincible Investment Corp.	1,750	570,635
IR Japan Holdings Ltd.	3,200	101,341
Iriso Electronics Co. Ltd.	5,600	130,856
Isetan Mitsukoshi Holdings Ltd.	87,871	652,141
Isuzu Motors Ltd.	176,168	2,055,138
ITO EN Ltd.	16,860	692,870
ITOCHU Advance Logistics Investment Corp.	162	200,124
Itochu Corp.	352,550	10,640,305
Itochu Enex Co. Ltd.	17,100	141,575
ITOCHU Techno-Solutions Corp.	30,112	705,097
Itoham Yonekyu Holdings, Inc.	39,300	197,799
Iwatani Corp.	12,500	497,335
Iyo Bank Ltd.	67,700	328,270
Izumi Co. Ltd.	14,300	310,791
J. Front Retailing Co. Ltd.	63,100	472,848
JACCS Co. Ltd.	9,300	235,177
JAFCO Co. Ltd.	26,400	318,283
Japan Airlines Co. Ltd. (a)	40,300	665,332
Japan Airport Terminal Co. Ltd. (a)	16,200	671,272
Japan Aviation Electronics Industry Ltd.	14,100	197,162
Japan Elevator Service Holdings Co. Ltd.	16,900	220,864
Japan Excellent, Inc.	390	382,662
Japan Exchange Group, Inc.	152,000	2,263,342
Japan Hotel REIT Investment Corp.	1,285	652,634
Japan Lifeline Co. Ltd.	27,000	225,053
Japan Logistics Fund, Inc.	213	519,828
Japan Material Co. Ltd.	20,200	305,186
Japan Petroleum Exploration Co. Ltd.	12,300	245,188
Japan Post Bank Co. Ltd.	119,234	899,536
Japan Post Holdings Co. Ltd.	725,338	5,085,968
Japan Post Insurance Co. Ltd.	63,200	1,021,931
Japan Prime Realty Investment Corp.	216	655,292
Japan Real Estate Investment Corp.	371	1,795,588
Japan Retail Fund Investment Corp.	2,165	1,720,805
Japan Securities Finance Co. Ltd.	17,600	127,130
Japan Steel Works Ltd.	19,600	551,634
Japan Tobacco, Inc.	351,843	5,985,482
Japan Wool Textile Co. Ltd./The	14,200	106,141
JCR Pharmaceuticals Co. Ltd.	24,500	455,329
Jcu Corp.	3,700	94,240
JEOL Ltd.	12,000	538,903
JFE Holdings, Inc.	145,300	1,776,838
JGC Corp.	72,942	825,426
JINS Holdings, Inc.	4,900	161,496
JMDC, Inc. (a)	7,700	371,320
Joshin Denki Co. Ltd.	7,200	111,041
Joyful Honda Co. Ltd.	24,400	292,633
JSR Corp.	60,600	1,645,601
JTEKT Corp.	54,900	382,758
JTOWER, Inc. (a)	2,900	136,281
Justsystems Corp.	8,700	378,131
K's Holdings Corp.	52,500	519,914
Kadokawa Corp.	28,700	719,451
Kagome Co. Ltd.	19,900	498,019
Kajima Corp.	128,200	1,428,722
Kakaku.com, Inc.	38,800	812,542
Kaken Pharmaceutical Co. Ltd.	11,056	335,020
Kameda Seika Co. Ltd.	7,200	234,349
Kamigumi Co. Ltd.	27,700	470,316
Kanamoto Co. Ltd.	9,700	144,951
Kandenko Co. Ltd.	28,700	182,004
Kaneka Corp.	22,200	594,018
Kanematsu Corp.	31,200	322,456
Kansai Electric Power Co., Inc.	206,799	1,812,800
Kansai Paint Co. Ltd.	56,539	778,651
Kao Corp.	140,091	5,614,633
Katakura Industries Co. Ltd.	4,200	81,542
Katitas Co. Ltd.	16,900	394,224
Kato Sangyo	9,300	241,318
Kawasaki Heavy Industries Ltd.	40,200	714,869
Kawasaki Kisen Kaisha Ltd.	13,700	716,264
KDDI Corp.	475,537	15,747,265
Keihan Electric Railway Co., Ltd.	29,800	635,628
Keikyu Corp.	73,939	744,751
Keio Corp.	32,103	1,231,233
Keisei Electric Railway Co.	36,706	900,011
Kenedix Office Investment Corp.	135	705,606
Kenedix Residential Investment Corp.	281	452,029
Kenedix Retail REIT Corp.	175	368,417
Kewpie Corp.	31,100	523,779
Keyence Corp.	58,250	23,416,747
Kfc Holdings Japan Ltd.	4,500	98,605
KH Neochem Co. Ltd.	13,400	253,491
Ki-Star Real Estate Co. Ltd.	3,100	127,870
Kikkoman Corp.	44,400	2,495,331
Kinden Corp.	42,992	509,435
Kintetsu Group Holdings Co. Ltd. (a)	52,453	1,503,893
Kintetsu World Express, Inc.	12,700	302,546
Kirin Holdings Co. Ltd.	244,370	3,562,359
Kisoji Co. Ltd.	9,700	154,338
Kissei Pharmaceutical Co. Ltd.	9,100	180,073
Kitz Corp.	26,700	135,725
Kobayashi Pharmaceutical Co. Ltd.	15,400	1,050,198
Kobe Bussan Co. Ltd.	41,100	1,001,990
Kobe Steel Ltd.	94,900	411,424
Koei Tecmo Holdings Co. Ltd.	20,048	614,772
Kohnan Shoji Co. Ltd.	9,400	272,226
Koito Manufacturing Co. Ltd.	32,000	1,174,226
Kokuyo Co. Ltd.	22,900	298,254
Komatsu Ltd.	262,511	5,908,199
KOMEDA Holdings Co. Ltd.	20,400	351,430
KOMERI Co. Ltd.	10,000	211,232
Konami Holdings Corp.	27,900	1,715,666
Konica Minolta, Inc.	133,200	463,579
Kose Corp.	10,400	1,067,675
Kotobuki Spirits Co. Ltd.	6,000	315,823
Kubota Corp.	307,510	5,224,186
Kumagai Gumi Co. Ltd.	13,800	287,990
Kumiai Chemical Industry Co. Ltd.	47,600	322,022
Kura Sushi, Inc. (b)	5,800	143,629
Kuraray Co. Ltd.	86,352	690,621
Kureha Chemical Industry Co. Ltd.	6,400	480,836
Kurita Water Industries Ltd.	29,800	1,016,666
Kusuri No Aoki Holdings Co. Ltd.	6,400	283,547
Kyb Corp.	5,000	113,175
Kyocera Corp.	94,137	4,942,847
Kyoei Steel Ltd.	9,600	98,496
Kyokuto Kaihatsu Kogyo Co. Ltd.	13,500	136,105
Kyorin Holdings, Inc.	14,600	212,319
Kyoritsu Maintenance Co. Ltd.	11,900	433,342
Kyowa Hakko Kirin Co., Ltd.	80,600	1,698,788
Kyudenko Corp.	10,800	244,921
Kyushu Electric Power Co., Inc.	111,978	702,818
Kyushu Financial Group, Inc.	108,185	332,004
Kyushu Railway Co.	38,400	752,669
LaSalle Logiport REIT	566	765,743
Lasertec Corp.	22,900	3,059,472
Lawson, Inc.	14,700	540,669
LIFE Corp.	5,100	116,341
Lintec Corp.	16,900	314,807
Lion Corp.	72,936	751,491
LIXIL Group Corp.	81,595	1,435,119
M&A Capital Partners Co. Ltd. (a)	7,100	220,532
M3, Inc.	135,190	4,317,151
Mabuchi Motor Co. Ltd.	15,800	421,994
Macnica Fuji Electronics Holdings, Inc.	22,800	472,710
Makino Milling Machine Co. Ltd.	8,500	261,914
Makita Corp.	68,100	2,012,821
Mandom Corp.	16,100	160,078
Mani, Inc.	21,200	242,105
Marubeni Corp.	454,700	4,963,333
Maruha Nichiro Corp.	17,700	325,752
Marui Group Co. Ltd.	68,402	1,177,710
Maruichi Steel Tube Ltd.	22,000	469,532
Maruwa Ceramic Co. Ltd.	2,600	303,150
Maruwa Unyu Kikan Co. Ltd.	14,400	168,120
Matsui Securities Co. Ltd.	50,600	312,952
MatsukiyoCocokara & Co.	32,400	1,070,994
Matsuyafoods Holdings Co. Ltd.	2,300	67,147
Maxell Ltd.	16,400	146,234
Mazda Motor Corp. (a)	171,300	1,216,359
McDonald's Holdings Co. (Japan) Ltd.	23,428	929,456
MCJ Co. Ltd.	27,800	181,833
Mebuki Financial Group, Inc.	243,168	489,617
Medipal Holdings Corp.	58,300	960,107
MedPeer, Inc. (a)	4,800	109,874
Megachips Corp.	7,700	197,266
Megmilk Snow Brand Co. Ltd.	12,400	184,832
Meidensha Corp.	8,600	155,739
Meiji Holdings Co. Ltd.	35,300	1,759,597
Meiko Electronics Co. Ltd.	4,800	126,940
Meitec Corp.	10,800	573,263
Menicon Co. Ltd.	18,000	384,469
Mercari, Inc. (a)	33,200	544,061
Milbon Co. Ltd.	8,500	355,903
Mimasu Semiconductor Industries Co. Ltd.	4,900	87,789
Minebea Mitsumi, Inc.	112,095	2,150,674
Mirai Corp.	774	300,648
Mirait Holdings Corp.	37,800	529,715
Miroku Jyoho Service Co., Ltd.	13,500	137,085
Misumi Group, Inc.	84,205	2,111,383
Mitsubishi Chemical Holdings Corp.	383,657	2,339,404
Mitsubishi Corp.	376,351	12,636,182
Mitsubishi Electric Corp.	543,292	5,690,599
Mitsubishi Estate Co. Ltd.	353,471	5,148,864
Mitsubishi Estate Logistics REIT Investment Corp.	129	462,816
Mitsubishi Gas Chemical Co., Inc.	50,945	743,948
Mitsubishi Heavy Industries Ltd.	96,466	3,298,187
Mitsubishi Logistics Corp.	22,600	520,875
Mitsubishi Materials Corp.	29,400	459,911
Mitsubishi Motors Corp. of Japan (a)	210,734	527,048
Mitsubishi Pencil Co. Ltd.	12,000	116,496
Mitsubishi Research Institute, Inc.	5,600	168,602
Mitsubishi Shokuhin Co. Ltd.	9,300	230,509
Mitsubishi UFJ Financial Group, Inc.	3,546,639	20,617,948
Mitsubishi UFJ Lease & Finance Co. Ltd.	197,280	887,656
Mitsui & Co. Ltd.	465,182	11,264,757
Mitsui Chemicals, Inc.	58,100	1,327,463
Mitsui Fudosan Co. Ltd.	275,340	5,835,489
Mitsui Fudosan Logistics Park, Inc.	171	733,150
Mitsui High-Tec, Inc.	5,800	501,036
Mitsui Mining & Smelting Co. Ltd.	18,600	470,313
Mitsui OSK Lines Ltd.	102,100	2,390,276
Miura Co. Ltd.	28,255	590,182
mixi, Inc.	10,600	182,346
Mizuho Financial Group, Inc.	699,768	8,497,079
Mizuho Leasing Co. Ltd.	7,400	171,537
Mochida Pharmaceutical Co. Ltd.	9,700	276,297
Monex Group, Inc.	44,700	203,866
Money Forward, Inc. (a)	12,100	411,420
MonotaRO Co. Ltd.	76,300	1,310,685
Mori Hills REIT Investment Corp.	462	523,972
Mori Trust Hotel (REIT), Inc.	73	72,432
MORI TRUST Sogo (REIT), Inc.	373	406,148
Morinaga & Co. Ltd.	11,900	369,004
Morinaga Milk Industry Co. Ltd.	11,900	479,234
Morita Holdings Corp.	25,100	240,898
MOS Food Services, Inc.	6,600	151,233
MS&AD Insurance Group Holdings, Inc.	129,397	3,851,795
Murata Manufacturing Co. Ltd.	170,102	10,139,354
Musashi Seimitsu Industry Co. Ltd.	19,500	198,170
Nabtesco Corp.	31,400	716,159
Nachi-Fujikoshi Corp.	5,300	154,143
Nagaileben Co. Ltd.	17,100	254,612
Nagase & Co. Ltd.	32,200	461,427
Nagawa Co. Ltd.	1,800	126,874
Nagoya Railroad Co. Ltd. (a)	62,116	997,654
Nakanishi, Inc.	28,100	459,295
Nankai Electric Railway Co. Ltd.	30,300	540,941
NEC Corp.	72,100	2,797,182
NEC Networks & System Integration Corp.	22,800	323,743
Net One Systems Co. Ltd.	24,100	575,094
Nexon Co. Ltd.	147,000	3,347,353
Nextage Co. Ltd.	12,900	197,157
NGK Insulators Ltd.	76,000	1,022,323
NGK Spark Plug Co. Ltd.	41,900	642,965
NH Foods Ltd.	25,713	812,028
NHK Spring Co. Ltd.	55,187	356,449
Nichias Corp.	18,300	328,658
Nichiha Corp.	7,800	141,021
Nichirei Corp.	30,110	552,834
Nidec Corp.	134,490	8,694,659
Nifco, Inc.	23,400	494,064
Nihon Kohden Corp.	28,300	679,373
Nihon M&A Center Holdings, Inc.	89,600	1,103,318
Nihon Parkerizing Co. Ltd.	26,300	186,024
Nikkiso Co. Ltd.	16,700	104,087
Nikkon Holdings Co. Ltd.	18,800	284,746
Nikon Corp.	83,600	939,398
Nintendo Co. Ltd.	32,888	15,009,778
Nippn Corp.	20,200	262,731
Nippon Accommodations Fund, Inc.	155	763,438
Nippon Building Fund, Inc.	446	2,315,323
Nippon Carbon Co. Ltd.	6,700	215,248
Nippon Ceramic Co. Ltd.	10,700	195,351
Nippon Densetsu Kogyo Co. Ltd.	10,800	134,273
Nippon Electric Glass Co. Ltd.	26,500	533,456
Nippon Express Holdings, Inc.	22,866	1,340,651
Nippon Gas Co. Ltd.	29,100	412,939
Nippon Kayaku Co. Ltd.	50,200	437,510
Nippon Light Metal Holding Co. Ltd.	24,240	310,574
Nippon Paint Holdings Co. Ltd.	253,185	2,005,564
Nippon Paper Industries Co. Ltd.	32,945	261,678
Nippon Prologis REIT, Inc.	626	1,732,624
Nippon REIT Investment Corp.	132	378,364
Nippon Sanso Holdings Corp.	41,900	754,011
Nippon Seiki Co. Ltd.	19,900	144,057
Nippon Shinyaku Co. Ltd.	14,200	960,401
Nippon Shokubai Co. Ltd.	8,900	358,059
Nippon Signal Co. Ltd.	24,900	172,857
Nippon Soda Co. Ltd.	8,000	211,574
Nippon Steel & Sumikin Bussan Corp.	7,500	305,231
Nippon Steel & Sumitomo Metal Corp.	253,583	4,026,541
Nippon Suisan Kaisha Co. Ltd.	102,900	454,336
Nippon Telegraph & Telephone Corp.	361,664	10,658,007
Nippon Television Network Corp.	15,600	149,732
Nippon Yusen KK	48,000	3,462,912
Nipro Corp.	68,738	541,630
Nishi-Nippon Financial Holdings, Inc.	44,800	269,265
Nishi-Nippon Railroad Co. Ltd.	15,400	308,074
Nishimatsu Construction Co. Ltd.	15,000	441,621
Nishimatsuya Chain Co. Ltd.	18,600	228,281
Nishio Rent All Co. Ltd.	4,000	86,332
Nissan Chemical Corp.	36,500	1,928,026
Nissan Motor Co. Ltd. (a)	697,748	2,793,467
Nissan Shatai Co. Ltd.	15,700	68,470
Nissha Co. Ltd.	14,500	153,039
Nisshin Oillio Group Ltd.	8,500	192,366
Nisshin Seifun Group, Inc.	59,000	786,519
Nisshinbo Holdings, Inc.	39,700	297,038
Nissin Electric Co. Ltd.	19,100	203,658
Nissin Food Holdings Co. Ltd.	19,000	1,321,690
Nitori Holdings Co. Ltd.	23,600	2,427,953
Nitta Corp.	4,800	101,907
Nitto Boseki Co. Ltd.	7,800	151,252
Nitto Denko Corp.	43,542	2,922,581
Nitto Kogyo Corp.	5,800	68,290
Noevir Holdings Co. Ltd.	5,800	227,413
NOF Corp.	21,900	822,005
Nohmi Bosai Ltd.	4,700	69,218
Nojima Co. Ltd.	10,400	209,169
NOK Corp.	37,100	315,657
NOMURA Co. Ltd.	65,300	449,034
Nomura Holdings, Inc.	908,154	3,496,807
Nomura Real Estate Holdings, Inc.	32,700	796,760
Nomura Real Estate Master Fund, Inc.	1,233	1,548,080
Nomura Research Institute Ltd.	99,210	2,805,304
North Pacific Bank Ltd.	83,700	158,708
NS Solutions Corp.	12,200	363,968
NSD Co. Ltd.	26,400	468,636
NSK Ltd.	106,500	589,343
NTN Corp. (a)	91,200	145,677
NTT Data Corp.	187,300	3,453,422
Ntt Ud (REIT) Investment Corp.	371	428,539
Obayashi Corp.	192,100	1,321,099
OBIC Business Consultants Ltd.	7,900	283,941
OBIC Co. Ltd.	20,541	3,034,714
Odakyu Electric Railway Co. Ltd.	91,100	1,379,532
Ogaki Kyoritsu Bank Ltd.	14,200	208,119
Ohsho Food Service Corp.	4,600	215,996
Oisix Ra Daichi, Inc. (a)	6,600	135,629
Oji Holdings Corp.	259,300	1,228,305
Okamoto Industries, Inc.	6,500	191,382
Okasan Securities Group, Inc.	49,834	133,424
Oki Electric Industry Co. Ltd.	34,500	223,483
Okinawa Financial Group, Inc.	9,400	160,919
Okuma Corp.	9,300	332,395
Okumura Corp.	9,800	231,347
Olympus Corp.	334,600	5,889,337
OMRON Corp.	55,000	3,242,474
One (REIT), Inc.	109	231,382
Ono Pharmaceutical Co. Ltd.	108,580	2,789,480
Open House Group Co. Ltd.	23,500	909,325
Optex Group Co. Ltd.	16,000	210,502
Optorun Co. Ltd.	13,500	200,339
Oracle Corp. Japan	10,600	681,171
Orient Corp.	379,300	364,086
Oriental Land Co. Ltd.	59,534	9,005,719
ORIX Corp.	364,220	6,642,998
ORIX JREIT, Inc.	810	1,094,894
Osaka Gas Co. Ltd.	104,700	1,887,051
OSG Corp.	29,400	369,337
Otsuka Corp.	33,600	1,101,143
Otsuka Holdings Co. Ltd.	113,518	3,814,482
Outsourcing, Inc.	37,900	375,874
Pacific Industrial Co. Ltd.	25,100	194,608
PALTAC Corp.	8,700	317,098
Pan Pacific International Holdings Ltd.	125,892	1,927,830
Panasonic Holdings Corp.	659,889	5,881,720
Paramount Bed Holdings Co. Ltd.	22,100	368,074
Park24 Co. Ltd. (a)	32,940	469,082
Pasona Group, Inc.	5,700	90,378
Penta-Ocean Construction Co. Ltd.	89,500	437,922
PeptiDream, Inc. (a)	35,000	564,510
Persol Holdings Co. Ltd.	53,100	1,053,485
Pharma Foods International Co. Ltd.	6,000	78,669
Pigeon Corp.	40,100	683,907
Pilot Corp.	9,900	402,226
Piolax, Inc.	22,700	264,830
Plus Alpha Consulting Co. Ltd.	5,000	88,573
Pola Orbis Holdings, Inc.	30,989	357,276
Prestige International, Inc.	28,000	134,555
Raito Kogyo Co. Ltd.	13,400	200,071
Raksul, Inc. (a)	7,300	150,838
Rakus Co. Ltd.	22,000	269,627
Rakuten Group, Inc.	250,295	1,759,545
Recruit Holdings Co. Ltd.	407,154	14,772,204
Relia, Inc.	22,100	181,677
Relo Group, Inc.	39,900	569,955
Renesas Electronics Corp. (a)	378,255	4,038,995
Rengo Co. Ltd.	62,700	371,219
RENOVA, Inc. (a)	9,900	121,977
Resona Holdings, Inc.	607,346	2,641,001
Resorttrust, Inc.	22,700	381,894
Restar Holdings Corp.	5,100	78,763
Ricoh Co. Ltd.	202,900	1,481,558
Riken Keiki Co. Ltd.	3,200	100,724
Ringer Hut Co. Ltd.	7,300	126,273
Rinnai Corp.	10,961	700,621
Riso Kyoiku Co. Ltd.	73,700	218,818
ROHM Co. Ltd.	25,500	1,781,452
Rohto Pharmaceutical Co. Ltd.	34,000	907,955
Roland Corp.	6,300	217,412
Rorze Corp.	4,100	358,172
Round One Corp.	18,100	201,458
Royal Holdings Co. Ltd.	12,300	196,990
Ryohin Keikaku Co. Ltd.	79,930	718,341
S Foods, Inc.	6,900	160,527
S-Pool, Inc.	14,200	141,895
Saizeriya Co. Ltd.	11,300	207,239
Sakai Moving Service Co. Ltd.	4,600	156,969
Sakata Seed Corp.	10,200	343,452
San-A Co. Ltd.	8,600	269,974
San-Ai Obbli Co. Ltd.	27,300	200,411
Sangetsu Corp.	15,000	179,701
Sanken Electric Co. Ltd.	8,500	313,917
Sankyo Co. Ltd. (Gunma)	13,800	397,095
Sankyu, Inc.	17,800	542,705
Sanrio Co. Ltd.	18,200	381,763
Sansan, Inc. (a)	17,200	164,100
Santen Pharmaceutical Co. Ltd.	109,760	892,863
Sanwa Holdings Corp.	58,200	530,217
Sanyo Chemical Industries Ltd.	4,600	175,907
Sapporo Holdings Ltd.	20,600	428,770
Sato Holding Corp.	9,200	126,501
Sawai Group Holdings Co. Ltd.	12,000	402,536
SBI Holdings, Inc. Japan	72,900	1,630,563
Screen Holdings Co. Ltd.	10,800	882,676
SCSK Corp.	53,000	842,611
Secom Co. Ltd.	61,733	4,343,194
Sega Sammy Holdings, Inc.	57,719	1,022,759
Seibu Holdings, Inc. (a)	62,100	616,967
Seiko Epson Corp.	88,473	1,246,366
Seiko Holdings Corp.	16,200	277,359
Seino Holdings Co. Ltd.	45,300	370,054
Seiren Co. Ltd.	15,600	247,251
Sekisui Chemical Co. Ltd.	114,400	1,549,106
Sekisui House (REIT), Inc.	1,301	761,282
Sekisui House Ltd.	182,480	3,169,302
Sekisui Jushi Corp.	18,100	247,488
SENKO Co. Ltd.	41,100	277,955
Seria Co. Ltd.	17,500	342,228
Seven & i Holdings Co. Ltd.	225,229	9,958,933
Seven Bank Ltd.	166,400	311,054
SG Holdings Co. Ltd.	97,200	1,712,924
Sharp Corp.	70,500	596,522
SHIFT, Inc. (a)	3,300	625,350
Shiga Bank Ltd.	11,000	206,850
Shikoku Electric Power Co., Inc.	56,100	322,548
Shima Seiki Manufacturing Ltd.	8,000	114,140
Shimadzu Corp.	67,300	2,200,182
Shimamura Co. Ltd.	8,700	771,590
SHIMANO, Inc.	22,265	3,945,012
SHIMIZU Corp.	164,600	863,102
Shin-Etsu Chemical Co. Ltd.	106,135	14,586,611
Shinko Electric Industries Co. Ltd.	20,500	883,655
Shinmaywa Industries Ltd.	24,200	169,746
Shinsei Bank Ltd.	35,000	613,757
Shionogi & Co. Ltd.	79,800	4,438,949
Ship Healthcare Holdings, Inc.	28,000	467,710
Shiseido Co. Ltd.	120,355	5,689,355
Shizuoka Bank Ltd.	117,900	762,822
Shizuoka Gas Co. Ltd.	73,700	528,294
SHO-BOND Holdings Co. Ltd.	11,800	495,954
Shochiku Co. Ltd. (a)	2,100	214,328
Shoei Co. Ltd.	6,700	248,566
Shoei Foods Corp.	2,300	69,079
Showa Denko K.K.	55,982	1,089,318
Siix Corp.	14,000	106,943
SKY Perfect JSAT Holdings, Inc.	54,700	177,196
Skylark Holdings Co. Ltd.	66,700	791,442
SMC Corp.	17,167	8,312,612
SMS Co., Ltd.	20,900	490,496
Snow Peak, Inc. (b)	8,200	150,312
SoftBank Corp.	839,600	9,771,151
SoftBank Group Corp.	362,412	14,906,093
Sohgo Security Services Co., Ltd.	20,600	572,244
Sojitz Corp.	69,540	1,060,370
Solasto Corp.	17,500	121,023
Sompo Holdings, Inc.	91,719	3,733,880
Sony Group Corp.	378,005	32,622,241
Sosei Group Corp. (a)	31,912	311,628
SOSiLA Logistics REIT, Inc.	208	252,833
Sotetsu Holdings, Inc.	27,200	466,292
Square Enix Holdings Co. Ltd.	25,500	1,018,107
Stanley Electric Co. Ltd.	38,739	667,981
Star Asia Investment Corp.	555	253,263
Star Micronics Co. Ltd.	12,400	138,998
Starts Corp., Inc.	9,600	177,929
Subaru Corp.	183,325	2,781,904
Sugi Holdings Co. Ltd.	10,100	432,891
Sumco Corp.	99,700	1,435,846
Sumitomo Bakelite Co. Ltd.	10,800	354,360
Sumitomo Chemical Co. Ltd.	428,600	1,822,495
Sumitomo Corp.	343,100	5,429,092
Sumitomo Dainippon Pharma Co., Ltd.	55,800	497,044
Sumitomo Electric Industries Ltd.	220,200	2,367,333
Sumitomo Forestry Co. Ltd.	38,223	584,768
Sumitomo Heavy Industries Ltd.	33,047	699,321
Sumitomo Metal Mining Co. Ltd.	74,600	3,271,714
Sumitomo Mitsui Construction Co. Ltd.	58,860	190,974
Sumitomo Mitsui Financial Group, Inc.	384,533	11,618,260
Sumitomo Mitsui Trust Holdings, Inc.	97,900	3,038,573
Sumitomo Osaka Cement Co. Ltd.	11,703	327,245
Sumitomo Realty & Development Co. Ltd.	95,187	2,525,167
Sumitomo Riko Co. Ltd.	13,800	58,986
Sumitomo Rubber Industries Ltd.	50,700	439,457
Sundrug Co. Ltd.	21,441	499,192
Suntory Beverage & Food Ltd.	40,700	1,603,621
Suzuken Co. Ltd.	20,200	596,249
Suzuki Motor Corp.	111,140	3,350,328
Sysmex Corp.	50,200	3,292,998
Systena Corp.	102,400	321,870
T Hasegawa Co. Ltd.	11,700	227,849
T&D Holdings, Inc.	157,600	2,025,230
T-Gaia Corp.	9,900	125,482
Tadano Ltd.	23,800	169,070
Taiheiyo Cement Corp.	39,691	642,184
Taikisha Ltd.	8,100	199,872
Taisei Corp.	56,000	1,516,928
Taisho Pharmaceutical Holdings Co. Ltd.	11,700	460,839
Taiyo Holdings Co. Ltd.	14,300	341,158
Taiyo Yuden Co. Ltd.	36,300	1,426,135
Takara Bio, Inc.	16,100	258,951
Takara Holdings, Inc.	47,869	403,195
Takasago International Corp.	10,100	203,683
Takasago Thermal Engineering Co. Ltd.	17,500	228,911
Takashimaya Co. Ltd.	41,700	380,356
Takeda Pharmaceutical Co. Ltd.	468,270	13,587,578
Takeuchi Manufacturing Co. Ltd.	12,600	231,059
Takuma Co. Ltd.	24,400	273,448
Tbs Holdings, Inc.	14,400	188,967
TDK Corp.	117,443	3,628,017
Techmatrix Corp.	8,800	135,781
TechnoPro Holdings, Inc.	32,500	827,713
Teijin Ltd.	54,300	580,265
Tenma Corp.	3,200	54,467
Terumo Corp.	190,300	5,664,308
The Awa Bank Ltd.	8,500	140,296
The Chugoku Bank Ltd.	48,300	355,177
The Hachijuni Bank Ltd.	111,400	367,368
The Hyakugo Bank Ltd.	96,800	256,186
The Keiyo Bank Ltd.	30,900	117,755
The Kiyo Bank Ltd.	19,800	217,182
The Nanto Bank Ltd.	9,600	150,197
The Okinawa Electric Power Co., Inc.	19,201	191,134
The Pack Corp.	5,100	93,340
The San-In Godo Bank Ltd.	53,700	266,608
The Sumitomo Warehouse Co. Ltd.	21,600	362,483
The Suruga Bank Ltd.	74,200	232,790
The Toho Bank Ltd.	44,700	69,638
THK Co. Ltd.	33,400	661,869
TIS, Inc.	67,100	1,507,024
TKC Corp.	13,200	346,725
Toagosei Co. Ltd.	43,700	358,967
Tobu Railway Co. Ltd.	61,000	1,371,168
Tocalo Co. Ltd.	19,000	189,710
Toda Corp.	56,100	322,324
Toei Co. Ltd.	1,600	212,214
Toho Co. Ltd.	30,600	1,135,488
Toho Gas Co. Ltd.	21,400	502,024
Toho Holdings Co. Ltd.	15,300	248,361
Tohoku Electric Power Co., Inc.	129,700	721,462
Tokai Carbon Co. Ltd.	60,200	497,786
TOKAI Holdings Corp.	38,900	261,469
Tokai Rika Co. Ltd.	19,100	201,241
Tokai Tokyo Financial Holdings	74,400	220,713
Tokio Marine Holdings, Inc.	185,793	10,045,586
Tokushu Tokai Paper Co. Ltd.	3,200	84,994
Tokuyama Corp.	21,835	290,409
Tokyo Century Corp.	13,200	406,588
Tokyo Electric Power Co., Inc. (a)	466,328	1,609,650
Tokyo Electron Ltd.	44,523	18,786,333
Tokyo Gas Co. Ltd.	116,235	2,226,418
Tokyo Ohka Kogyo Co. Ltd.	9,600	521,628
Tokyo Seimitsu Co. Ltd.	13,200	454,092
Tokyo Steel Manufacturing Co. Ltd.	32,400	335,340
Tokyo Tatemono Co. Ltd.	55,700	785,311
Tokyotokeiba Co. Ltd.	7,600	258,615
Tokyu Construction Co. Ltd.	27,300	126,607
Tokyu Corp.	150,100	1,835,544
Tokyu Fudosan Holdings Corp.	174,700	909,081
Tokyu REIT, Inc.	271	379,900
TOMONY Holdings, Inc.	109,400	276,700
Tomy Co. Ltd.	33,100	314,039
Topcon Corp.	36,260	464,098
Toppan, Inc.	77,500	1,281,050
Topre Corp.	12,500	105,982
Toray Industries, Inc.	418,400	1,982,916
TORIDOLL Holdings Corp.	18,000	326,446
Toshiba Corp.	115,152	4,782,070
Toshiba Tec Corp.	11,800	399,988
Tosoh Corp.	88,000	1,215,150
Totetsu Kogyo Co. Ltd.	12,900	233,190
Toto Ltd.	44,900	1,513,076
Towa Pharmaceutical Co. Ltd.	13,100	278,659
Toyo Gosei Co. Ltd.	1,900	139,751
Toyo Ink South Carolina Holdings Co. Ltd.	24,349	362,566
Toyo Seikan Group Holdings Ltd.	37,100	401,288
Toyo Suisan Kaisha Ltd.	26,236	810,072
Toyo Tire Corp.	30,500	349,833
Toyobo Co. Ltd.	33,700	277,069
Toyoda Gosei Co. Ltd.	17,900	260,660
Toyota Boshoku Corp.	19,500	310,780
Toyota Industries Corp.	43,400	2,602,994
Toyota Motor Corp.	3,176,360	54,422,834
Toyota Tsusho Corp.	62,249	2,236,435
TPR Co. Ltd.	9,800	93,925
Trancom Co. Ltd.	2,200	114,629
Transcosmos, Inc.	8,100	190,968
TRE Holdings Corp.	18,300	292,780
Trend Micro, Inc.	36,800	2,051,855
Tri Chemical Laboratories, Inc.	9,600	180,300
Trusco Nakayama Corp.	14,800	230,798
TS tech Co. Ltd.	29,700	309,938
Tsubakimoto Chain Co.	8,100	184,960
Tsugami Corp.	12,100	112,681
Tsumura & Co.	20,684	508,926
Tsuruha Holdings, Inc.	12,000	613,296
Uacj Corp. (a)	13,800	230,873
Ube Corp.	37,400	579,880
Uchida Yoko Co. Ltd.	2,200	83,027
Ulvac, Inc.	14,459	566,574
Unicharm Corp.	122,700	4,268,979
United Super Markets Holdings, Inc.	24,800	209,825
United Urban Investment Corp.	893	977,063
Universal Entertainment Corp. (a)	8,400	150,295
USEN-NEXT HOLDINGS Co. Ltd.	7,400	121,461
Ushio, Inc.	45,300	587,341
USS Co. Ltd.	79,100	1,316,861
UT Group Co. Ltd.	11,900	267,580
Valor Holdings Co. Ltd.	16,400	258,372
ValueCommerce Co. Ltd.	5,800	169,485
Visional, Inc. (a)	4,600	253,147
Wacoal Holdings Corp.	29,100	414,493
Wacom Co. Ltd.	62,300	450,440
Wakita & Co. Ltd.	11,400	94,860
WealthNavi, Inc. (a)(b)	9,000	117,057
Weathernews, Inc.	1,400	73,007
Welcia Holdings Co. Ltd.	32,200	660,070
West Holdings Corp.	7,149	281,991
West Japan Railway Co.	73,856	2,741,459
Yakult Honsha Co. Ltd.	37,400	1,936,596
Yamada Holdings Co. Ltd.	183,710	548,573
Yamaguchi Financial Group, Inc.	62,500	342,698
Yamaha Corp.	39,300	1,501,534
Yamaha Motor Co. Ltd.	87,907	1,814,901
Yamato Holdings Co. Ltd.	88,300	1,652,269
Yamato Kogyo Co. Ltd.	15,900	513,144
Yamazaki Baking Co. Ltd.	34,800	430,202
Yamazen Co. Ltd.	29,400	217,128
Yaoko Co. Ltd.	8,300	439,092
Yaskawa Electric Corp.	72,400	2,458,376
Yokogawa Bridge Holdings Corp.	11,300	165,720
Yokogawa Electric Corp.	62,312	993,408
Yokohama Rubber Co. Ltd.	46,200	618,554
Yokorei Co. Ltd.	8,800	58,816
YONEX Co. Ltd.	15,300	99,676
Yoshinoya Holdings Co. Ltd.	19,500	354,773
Yuasa Trading Co. Ltd.	5,300	118,251
Z Holdings Corp.	813,865	3,195,103
Zenkoku Hosho Co. Ltd.	13,000	456,250
Zenrin Co. Ltd.	11,250	81,822
Zensho Holdings Co. Ltd.	29,300	690,958
Zeon Corp.	41,500	441,924
ZERIA Pharmaceutical Co. Ltd.	12,200	186,671
Zojirushi Thermos	10,600	112,091
ZOZO, Inc.	35,500	743,281
Zuken, Inc.	3,900	90,299

TOTAL JAPAN		1,194,187,582

Korea (South) - 3.4%
ABL Bio, Inc. (a)	13,796	271,258
Ace Technologies Corp. (a)	23,748	191,894
AfreecaTV Co. Ltd.	3,350	285,624
AhnLab, Inc.	6,605	538,441
Alteogen, Inc. (a)	7,976	357,787
AMOREPACIFIC Corp.	9,744	1,379,254
AMOREPACIFIC Group, Inc.	13,021	509,538
Ananti, Inc. (a)	21,685	148,756
Anterogen Co. Ltd. (a)	3,650	69,183
AptaBio Therapeutics, Inc.	7,371	111,598
BGF Retail Co. Ltd.	3,090	439,645
Bioneer Corp. (a)	8,100	192,977
BNC Korea Co. Ltd. (a)	18,038	150,882
BNK Financial Group, Inc.	99,473	613,654
Bukwang Pharmaceutical Co. Ltd.	13,456	124,516
Cellivery Therapeutics, Inc. (a)	4,314	118,143
Celltrion Healthcare Co. Ltd.	26,980	1,351,513
Celltrion Pharm, Inc.	4,640	335,443
Celltrion, Inc.	30,217	4,159,036
CHA Biotech Co. Ltd. (a)	13,621	199,052
Cheil Worldwide, Inc.	29,151	578,899
Chong Kun Dang Pharmaceutical Corp.	3,357	260,899
Chunbo Co. Ltd.	1,438	310,542
CJ CGV Co. Ltd. (a)	22,466	483,000
CJ CheilJedang Corp.	2,435	761,664
CJ Corp.	6,325	429,835
CJ ENM Co. Ltd.	3,690	368,650
CJ Logistics Corp. (a)	2,651	255,338
Com2uS Corp.	2,283	168,735
Cosmax, Inc.	2,512	167,989
Cosmo AM&T Co. Ltd. (a)	5,812	252,013
Coway Co. Ltd.	16,336	910,116
Creative & Innovative System (a)	17,006	176,593
CS Wind Corp.	10,801	502,633
Daeduck Electronics Co. Ltd.	19,481	459,898
Daejoo Electronic Materials Co. Ltd.	3,910	250,960
Daesang Corp.	7,364	146,440
Daewoo Engineering & Construction Co. Ltd. (a)	62,913	331,737
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	9,658	198,050
Daewoong Co. Ltd.	5,529	130,438
Daewoong Pharmaceutical Co. Ltd.	2,371	339,316
Daou Technology, Inc.	10,263	166,836
Dawonsys Co. Ltd.	7,453	171,893
DB HiTek Co. Ltd.	9,988	521,066
Db Insurance Co. Ltd.	14,889	790,940
Devsisters Co. Ltd.	2,027	95,872
DGB Financial Group Co. Ltd.	58,048	406,995
DL E&C Co. Ltd.	9,338	436,851
DL Holdings Co. Ltd.	7,165	347,345
Dong Suh Companies, Inc.	11,237	236,072
Dong-A St. Co. Ltd.	3,614	199,216
Dongjin Semichem Co. Ltd.	13,812	404,858
DongKook Pharmaceutical Co. Ltd.	14,602	257,717
Dongkuk Steel Mill Co. Ltd.	18,098	263,239
Dongwon Industries Co.	313	61,354
Doosan Bobcat, Inc.	16,778	542,271
Doosan Co. Ltd.	2,284	159,276
Doosan Fuel Cell Co. Ltd. (a)	14,357	388,000
Doosan Heavy Industries & Construction Co. Ltd. (a)	116,671	1,846,382
Douzone Bizon Co. Ltd.	6,178	196,702
E-Mart, Inc.	6,035	621,171
Ecopro BM Co. Ltd.	3,121	1,146,898
Ecopro Co. Ltd.	5,851	383,649
Ecopro HN Co. Ltd.	3,792	146,795
Enzychem Lifesciences Corp. (a)	6,122	106,274
EO Technics Co. Ltd.	3,585	312,477
Eubiologics Co. Ltd. (a)	8,923	132,964
Eugene Technology Co. Ltd.	3,757	125,701
F&F Co. Ltd.	5,750	631,419
Fila Holdings Corp.	20,127	511,530
Foosung Co. Ltd.	15,125	222,640
GC Cell Corp.	4,879	254,478
GemVax & Kael Co. Ltd. (a)	17,423	201,044
GeneOne Life Science, Inc.	19,729	171,785
Genexine Co. Ltd. (a)	6,431	202,573
Giantstep, Inc.	3,170	73,118
Golfzon Co. Ltd.	1,752	222,735
Grand Korea Leisure Co. Ltd. (a)	16,280	196,241
Green Cross Corp.	2,134	315,068
Green Cross Holdings Corp.	15,908	275,089
GS Engineering & Construction Corp.	18,682	611,922
GS Holdings Corp.	15,454	530,998
GS Retail Co. Ltd.	18,382	413,885
Halla Holdings Corp.	5,854	193,041
Hana Financial Group, Inc.	90,293	3,334,455
HanAll BioPharma Co. Ltd. (a)	18,902	271,182
Handsome Co. Ltd.	4,875	135,220
Hankook & Co.	6,550	74,577
Hankook Tire Co. Ltd.	21,250	580,142
Hanmi Pharm Co. Ltd.	2,755	676,504
Hanmi Semiconductor Co. Ltd.	17,356	204,930
Hanon Systems	52,082	463,601
Hansae Co. Ltd.	5,460	111,087
Hansol Chemical Co. Ltd.	2,892	553,474
Hanssem Co. Ltd.	2,675	164,503
Hanwha Aerospace Co. Ltd.	12,826	533,889
Hanwha Corp.	16,913	397,450
Hanwha Life Insurance Co. Ltd.	74,889	172,614
Hanwha Solutions Corp. (a)	39,712	992,812
Hanwha Systems Co. Ltd.	25,566	312,833
HD Hyundai Co. Ltd.	12,581	574,655
HDC Hyundai Development Co.	9,800	115,125
Helixmith Co., Ltd.	10,450	172,138
Hite Jinro Co. Ltd.	9,979	292,056
Hlb Global Co. Ltd. (a)	15,524	94,576
HLB Life Science Co. Ltd. (a)	26,513	213,963
HLB, Inc. (a)	26,911	651,525
HMM Co. Ltd.	81,129	1,788,719
Hotel Shilla Co.	11,011	696,980
HUGEL, Inc. (a)	2,420	236,965
HYBE Co. Ltd. (a)	5,169	1,009,729
Hyosung Advanced Materials Co.	823	304,726
Hyosung Corp.	3,398	221,340
Hyosung TNC Co. Ltd.	817	262,583
Hyundai Autoever Corp.	2,895	301,666
Hyundai Bioscience Co. Ltd. (a)	11,647	262,818
Hyundai Construction Equipment Co. Ltd.	10,479	304,122
Hyundai Department Store Co. Ltd.	3,810	225,554
Hyundai Doosan Infracore Co. Lt (a)	49,630	255,359
Hyundai Elevator Co. Ltd.	12,047	336,478
Hyundai Engineering & Construction Co. Ltd.	23,626	817,528
Hyundai Fire & Marine Insurance Co. Ltd.	17,842	457,406
Hyundai Glovis Co. Ltd.	8,368	1,363,715
Hyundai Greenfood Co. Ltd.	17,032	122,205
Hyundai Mipo Dockyard Co. Ltd. (a)	7,933	517,988
Hyundai Mobis	19,630	3,176,565
Hyundai Motor Co.	38,614	5,572,626
Hyundai Rotem Co. Ltd. (a)	27,251	404,030
Hyundai Steel Co.	26,451	894,073
Hyundai Wia Corp.	5,560	282,355
Iljin Materials Co. Ltd.	6,672	454,775
Industrial Bank of Korea	73,203	646,068
Innox Advanced Materials Co. Ltd.	5,405	207,963
JB Financial Group Co. Ltd.	48,096	338,392
JR Global (REIT)	38,566	179,430
Jusung Engineering Co. Ltd.	18,021	297,685
JW Pharmaceutical Corp.	8,641	208,171
JYP Entertainment Corp.	11,769	543,085
Kakao Corp.	94,675	6,578,216
Kakao Games Corp. (a)	8,974	417,580
KakaoBank Corp. (a)	29,452	968,317
Kangwon Land, Inc. (a)	28,702	599,951
KB Financial Group, Inc.	118,959	5,505,030
KCC Corp.	1,455	385,860
KEPCO E&C	4,567	260,724
KEPCO Plant Service & Engineering Co. Ltd.	10,745	319,671
Kia Corp.	79,997	5,219,123
Kiwoom Securities Co. Ltd.	4,775	354,460
KMW Co. Ltd. (a)	7,171	183,670
Koh Young Technology, Inc.	21,020	316,649
Kolmar Korea Co. Ltd.	11,380	418,656
Kolon Industries, Inc.	4,911	237,929
Komipharm International Co. Ltd. (a)	20,217	141,375
Korea Aerospace Industries Ltd.	21,753	746,047
Korea Electric Power Corp.	74,123	1,345,442
Korea Investment Holdings Co. Ltd.	11,889	655,633
Korea Line Corp. (a)	58,979	123,417
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	11,993	858,141
Korea Zinc Co. Ltd.	2,469	1,121,198
Korean Air Lines Co. Ltd. (a)	50,516	1,183,974
Korean Reinsurance Co.	32,932	250,633
KRAFTON, Inc. (a)	6,683	1,305,870
KT&G Corp.	34,170	2,231,972
Kumho Petro Chemical Co. Ltd.	5,980	719,228
Kumho Tire Co., Inc. (a)	31,730	107,193
L&F Co. Ltd.	6,601	1,110,844
Leeno Industrial, Inc.	2,919	402,476
LegoChem Biosciences, Inc. (a)	7,416	247,444
LG Chemical Ltd.	13,330	5,430,473
LG Corp.	26,024	1,494,853
LG Display Co. Ltd.	71,617	930,787
LG Electronics, Inc.	32,555	2,932,731
LG Energy Solution	6,474	2,103,771
LG Household & Health Care Ltd.	2,671	1,902,746
LG Innotek Co. Ltd.	4,261	1,150,024
LG Uplus Corp.	58,948	647,747
LIG Nex1 Co. Ltd.	4,305	277,016
Lotte Chemical Corp.	4,938	758,086
Lotte Fine Chemical Co. Ltd.	5,176	330,529
Lotte REIT Co. Ltd.	22,162	104,111
Lotte Shopping Co. Ltd.	2,722	200,563
Lotte Tour Development Co. Ltd. (a)	24,273	310,477
LS Corp.	7,194	324,925
LS Electric Co. Ltd.	9,145	341,638
LX Hausys Ltd.	4,577	210,195
LX International Corp.	7,676	232,816
Lx Semicon Co. Ltd.	4,951	508,122
Mando Corp.	11,785	497,310
MedPacto, Inc. (a)	6,104	151,570
Meritz Financial Holdings Co.	12,364	368,399
Meritz Fire & Marine Insurance Co. Ltd.	14,009	487,527
Meritz Securities Co. Ltd.	126,717	651,607
Mezzion Pharma Co. Ltd.	5,439	85,347
Mirae Asset Securities Co. Ltd.	87,417	550,031
Naturecell Co. Ltd. (a)	15,711	208,155
NAVER Corp.	37,354	8,276,691
NCSOFT Corp.	4,938	1,626,604
Neowiz (a)	8,482	138,007
Neptune Co. (a)	8,174	103,329
Netmarble Corp. (c)	8,205	613,475
NH Investment & Securities Co. Ltd.	49,717	422,063
NHN Corp.	8,550	234,747
NHN KCP Corp.	7,943	129,890
NICE Information Service Co. Ltd.	18,196	263,015
NongShim Co. Ltd.	835	198,485
Oci Co. Ltd.	6,769	556,205
Orion Corp./Republic of Korea	8,023	594,809
Oscotec, Inc. (a)	10,710	227,359
Osstem Implant Co. Ltd.	3,309	290,094
Ottogi Corp.	370	136,498
Pan Ocean Co., Ltd. (Korea)	96,489	501,707
Paradise Co. Ltd. (a)	12,802	165,873
Pearl Abyss Corp. (a)	9,145	484,424
People & Technology, Inc.	6,900	270,250
Pharmicell Co. Ltd. (a)	15,610	138,831
PI Advanced Materials Co. Ltd.	3,222	120,777
POSCO	22,187	5,038,947
POSCO Chemtech Co. Ltd.	10,012	1,052,062
Posco International Corp.	14,878	287,397
RFHIC Corp.	10,728	239,154
S&S Tech Corp.	6,195	133,963
S-Oil Corp.	14,043	1,142,859
S.M. Entertainment Co. Ltd.	5,197	275,620
S1 Corp.	5,812	314,987
Sam Chun Dang Pharm Co. Ltd. (a)	8,680	305,123
Samsung Biologics Co. Ltd. (a)(c)	5,449	3,574,987
Samsung C&T Corp.	24,659	2,219,142
Samsung Electro-Mechanics Co. Ltd.	17,650	2,272,383
Samsung Electronics Co. Ltd.	1,402,292	74,335,733
Samsung Engineering Co. Ltd. (a)	46,033	934,218
Samsung Fire & Marine Insurance Co. Ltd.	9,515	1,568,802
Samsung Heavy Industries Co. Ltd. (a)	184,142	874,293
Samsung Life Insurance Co. Ltd.	18,958	969,403
Samsung SDI Co. Ltd.	16,682	7,904,289
Samsung SDS Co. Ltd.	11,001	1,275,193
Samsung Securities Co. Ltd.	22,460	697,738
Sangsangin Co. Ltd.	19,939	178,053
SD Biosensor, Inc.	13,104	466,294
Seegene, Inc.	11,008	347,201
Seojin System Co. Ltd.	7,382	111,845
Seoul Semiconductor Co. Ltd.	28,406	300,655
SFA Engineering Corp.	9,713	302,354
Shin Poong Pharmaceutical Co.	11,370	269,755
Shinhan Financial Group Co. Ltd.	131,298	4,339,128
Shinsegae Co. Ltd.	2,253	436,673
Shinsegae International Co. Ltd.	5,635	139,178
SillaJen, Inc. (a)(e)	9,987	95,701
SIMMTECH Co. Ltd.	8,806	337,580
SK Biopharmaceuticals Co. Ltd.(a)	8,845	635,577
SK Bioscience Co. Ltd. (a)	7,670	806,232
SK Chemicals Co. Ltd.	3,902	387,116
SK Hynix, Inc.	163,283	14,232,093
SK IE Technology Co. Ltd. (a)(c)	7,377	722,796
SK Innovation Co., Ltd.	15,181	2,403,301
SK Networks Co. Ltd.	40,170	152,530
SK Square Co. Ltd. (a)	30,344	1,246,688
SK Telecom Co. Ltd.	10,862	487,360
SK, Inc.	13,835	2,889,104
SKC Co. Ltd.	6,089	707,883
SOLUM Co. Ltd. (a)	8,224	158,440
Solus Advanced Materials Co. Lt	4,237	236,791
Solus Advanced Materials Co. Lt rights 5/10/22 (a)	626	11,402
Soulbrain Co. Ltd.	1,904	364,203
ST Pharm Co. Ltd.	3,740	285,512
Taihan Electric Wire Co. Ltd. (a)	125,762	178,149
Tokai Carbon Korea Co. Ltd.	1,276	141,109
UniTest, Inc. (a)	6,406	127,382
Vaxcell-Bio Therapeutics Co. Ltd. (a)	3,231	113,427
Vidente Co. Ltd. (a)	12,606	136,754
Webzen, Inc. (a)	12,905	223,472
WeMade Entertainment Co. Ltd.	5,755	339,651
WONIK IPS Co. Ltd.	11,060	344,471
Woori Financial Group, Inc.	154,577	1,781,316
Wysiwyg Studios Co. Ltd. (a)	7,872	202,752
YG Entertainment, Inc.	6,278	277,357
Youngone Corp.	8,184	306,808
Yuhan Corp.	14,516	695,584
YUNGJIN Pharmaceutical Co. Ltd. (a)	61,816	239,159
Zinus, Inc.	3,449	174,841

TOTAL KOREA (SOUTH)		285,064,111

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	378,350	1,543,026
Boubyan Bank KSC	371,694	1,189,663
Boubyan Petrochemicals Co. KSCP	186,184	617,171
Gulf Bank	580,611	645,965
Gulf Cable & Electrical Industries Co. KSCP	21,432	122,788
Human Soft Holding Co. KSCC	25,900	285,280
Kuwait Finance House KSCP	1,508,071	4,846,492
Mabanee Co. SAKC	245,773	669,561
Mobile Telecommunication Co.	591,229	1,313,628
National Bank of Kuwait	2,102,437	7,216,195
National Industries Group Holding SAK	805,897	828,247
Qurain Petrochemical Industries Co.	301,335	368,681
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	276,147	200,015
Warba Bank KSCP (a)	594,942	537,680

TOTAL KUWAIT		20,384,392

Liechtenstein - 0.0%
Liechtensteinische Landesbank AG	3,376	186,685
Luxembourg - 0.3%
ADLER Group SA (b)(c)	25,200	191,962
Allegro.eu SA (a)(c)	111,535	573,679
Aperam SA	14,672	566,302
ArcelorMittal SA (Netherlands)	191,550	5,585,158
Aroundtown SA	302,600	1,521,634
B&M European Value Retail SA	271,276	1,662,132
Eurofins Scientific SA	40,153	3,731,732
Grand City Properties SA	31,745	560,460
InPost SA (a)	66,092	405,202
Millicom International Cellular SA (depository receipt) (a)(b)	32,605	735,071
Reinet Investments SCA	51,450	1,043,549
SES SA (France) (depositary receipt)	101,620	909,247
Shurgard Self Storage Europe SARL	6,984	404,140
Solutions 30 SE (a)(b)	38,143	221,190
Stabilus Se	10,099	475,677
Subsea 7 SA	93,071	762,838
Tenaris SA	152,330	2,327,935

TOTAL LUXEMBOURG		21,677,908

Malaysia - 0.5%
Alliance Bank Malaysia Bhd	375,100	324,623
AMMB Holdings Bhd (a)	560,300	473,167
Axiata Group Bhd	831,758	668,518
Axis (REIT)	580,700	250,693
British American Tobacco (Malaysia) Bhd	69,800	206,450
Bursa Malaysia Bhd	318,300	510,275
Carlsberg Brewery Bhd	96,800	491,212
CIMB Group Holdings Bhd	2,009,848	2,395,667
Dialog Group Bhd	1,274,800	728,992
DiGi.com Bhd	913,700	798,921
DRB-Hicom Bhd	341,600	108,607
Fraser & Neave Holdings Bhd	54,900	289,340
Frontken Corp. Bhd	437,500	272,684
Gamuda Bhd	500,494	425,757
Genting Bhd	745,600	789,110
Genting Malaysia Bhd	1,131,200	786,321
Hap Seng Consolidated Bhd	217,700	367,566
Hartalega Holdings Bhd	524,200	521,322
Hong Leong Bank Bhd	236,400	1,134,551
Hong Leong Credit Bhd	89,900	399,403
Hong Seng Consolidated Bhd (a)	375,300	219,624
IGB (REIT)	628,500	231,552
IHH Healthcare Bhd	614,800	927,321
IJM Corp. Bhd	1,008,900	424,722
Inari Amertron Bhd	964,650	618,234
IOI Corp. Bhd	715,300	755,026
Kossan Rubber Industries Bhd	487,200	205,775
KPJ Healthcare Bhd	1,106,400	240,553
Kuala Lumpur Kepong Bhd	132,327	897,102
Malayan Banking Bhd	1,446,619	3,008,706
Malaysia Airports Holdings Bhd (a)	383,300	602,515
Maxis Bhd	753,400	654,932
MISC Bhd	387,600	693,444
My E.G.Services Bhd	1,670,444	357,707
Nestle (Malaysia) Bhd	23,600	721,337
Petronas Chemicals Group Bhd	782,400	1,832,578
Petronas Dagangan Bhd	107,900	537,094
Petronas Gas Bhd	235,600	917,757
PPB Group Bhd	194,640	755,809
Press Metal Bhd	1,021,600	1,400,531
Public Bank Bhd	4,452,300	4,785,543
QL Resources Bhd	412,375	476,288
RHB Bank Bhd	612,968	878,189
Serba Dinamik Holdings Bhd (e)	387,580	31,160
Sime Darby Bhd	1,079,989	577,269
Sime Darby Plantation Bhd	538,471	646,040
Sime Darby Property Bhd	477,889	64,654
SP Setia Bhd	512,661	137,253
Sunway (REIT)	773,700	258,962
Supermax Corp. Bhd	544,288	138,757
Telekom Malaysia Bhd	396,300	452,456
Tenaga Nasional Bhd	739,000	1,533,678
TIME dotCom Bhd	489,300	492,144
Top Glove Corp. Bhd	1,598,800	607,100
V.S. Industry Bhd	970,600	220,433
Westports Holdings Bhd	462,800	412,141
Yinson Holdings Bhd	471,800	264,537

TOTAL MALAYSIA		39,922,102

Malta - 0.0%
Kambi Group PLC (a)	13,659	217,578
Kindred Group PLC (depositary receipt)	70,530	618,364

TOTAL MALTA		835,942

Marshall Islands - 0.0%
Atlas Corp. (b)	35,080	433,589
Mauritius - 0.0%
Golden Agri-Resources Ltd.	2,220,100	518,697
Mexico - 0.6%
Alfa SA de CV Series A	1,083,100	725,552
Alsea S.A.B. de CV (a)	296,511	649,937
America Movil S.A.B. de CV Series L	9,895,796	9,630,780
Arca Continental S.A.B. de CV	144,400	916,294
Banco del Bajio SA (c)	241,200	595,598
Becle S.A.B. de CV	198,800	495,575
Bolsa Mexicana de Valores S.A.B. de CV	190,900	378,217
CEMEX S.A.B. de CV unit (a)	4,620,832	2,033,424
Coca-Cola FEMSA S.A.B. de CV unit	154,055	840,012
Concentradora Fibra Danhos SA de CV	101,245	113,269
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)	223,900	359,113
Corporacion Inmobiliaria Vesta S.A.B. de CV	185,900	344,443
Fibra Uno Administracion SA de CV	974,335	1,068,562
Fomento Economico Mexicano S.A.B. de CV unit	559,991	4,210,669
GCC S.A.B. de CV	65,800	435,206
Genomma Lab Internacional SA de CV	210,800	221,993
Gentera S.A.B. de CV	378,200	293,753
Gruma S.A.B. de CV Series B	72,360	859,498
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	110,096	1,694,237
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	61,320	1,338,303
Grupo Aeroportuario Norte S.A.B. de CV	100,600	705,948
Grupo Bimbo S.A.B. de CV Series A	487,177	1,501,651
Grupo Carso SA de CV Series A1	95,627	312,376
Grupo Comercial Chedraui S.A.B. de CV	91,600	230,902
Grupo Financiero Banorte S.A.B. de CV Series O	765,519	5,053,442
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	662,300	1,122,630
Grupo Herdez S.A.B. de CV	98,900	148,400
Grupo Mexico SA de CV Series B	911,317	4,265,749
Grupo Televisa SA de CV	733,670	1,361,891
Industrias Penoles SA de CV	48,180	530,543
Kimberly-Clark de Mexico SA de CV Series A	450,367	628,768
La Comer S.A.B. de CV	188,200	348,889
Macquarie Mexican (REIT) (c)	176,650	195,119
Megacable Holdings S.A.B. de CV unit	134,200	382,282
Nemak S.A.B. de CV (a)(c)	1,063,675	230,911
Operadora de Sites Mexicanos, SA de CV	351,063	428,711
Orbia Advance Corp. S.A.B. de CV	370,928	892,488
Prologis Property Mexico SA	123,500	331,468
Promotora y Operadora de Infraestructura S.A.B. de CV	74,980	546,592
Qualitas Controladora S.A.B. de CV	60,000	323,426
Regional S.A.B. de CV	79,700	480,899
Terrafina	202,271	268,320
Wal-Mart de Mexico SA de CV Series V	1,528,830	5,406,139

TOTAL MEXICO		52,901,979

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	795,500	785,199
HKT Trust/HKT Ltd. unit	1,062,000	1,521,106
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	38,074	2,687,071

TOTAL MULTI-NATIONAL		4,993,376

Netherlands - 3.1%
Aalberts Industries NV	30,603	1,487,070
ABN AMRO Bank NV rights (a)(d)	121,659	78,290
ABN AMRO Group NV GDR (c)	121,659	1,512,363
Accell Group NV (a)	7,610	459,712
Adyen BV (a)(c)	5,951	9,981,573
AEGON NV	519,160	2,691,680
AerCap Holdings NV (a)	40,880	1,909,505
Airbus Group NV	175,851	19,250,744
Akzo Nobel NV	56,851	4,931,624
Alfen Beheer BV (a)(c)	5,949	535,014
AMG Advanced Metallurgical Group NV	13,391	523,614
Arcadis NV	22,047	919,883
Argenx SE (a)	14,010	4,036,400
ASM International NV (Netherlands)	13,926	4,184,653
ASML Holding NV (Netherlands)	123,872	70,302,131
ASR Nederland NV	39,544	1,797,222
Basic-Fit NV (a)(c)	13,870	581,114
BE Semiconductor Industries NV	19,981	1,218,015
Boskalis Westminster	22,393	777,716
Brunel International NV	7,332	85,194
CNH Industrial NV	306,401	4,340,566
Corbion NV	17,558	608,740
COSMO Pharmaceuticals NV (a)	5,980	341,994
Davide Campari Milano NV	152,240	1,717,752
Eurocommercial Properties NV	12,708	307,482
Euronext NV (c)	25,335	2,029,895
EXOR NV	31,665	2,197,387
Ferrari NV (Italy)	37,877	7,975,182
Flow Traders BV (c)	11,122	363,087
Fugro NV (Certificaten Van Aandelen) (a)	49,568	607,225
Heineken Holding NV	34,811	2,717,424
Heineken NV (Bearer)	77,509	7,565,734
IMCD NV	16,857	2,684,014
ING Groep NV (Certificaten Van Aandelen)	1,172,269	11,106,320
Intertrust NV (a)(c)	30,029	619,653
JDE Peet's BV	30,184	887,985
Just Eat Takeaway.com NV (a)(c)	55,038	1,494,973
Koninklijke Ahold Delhaize NV	310,658	9,163,161
Koninklijke BAM Groep NV (a)	111,046	307,357
Koninklijke DSM NV	52,038	8,748,088
Koninklijke KPN NV	1,001,875	3,457,062
Koninklijke Philips Electronics NV	272,743	7,127,078
Koninklijke Vopak NV	20,203	543,253
Meltwater Holding BV (a)	57,070	75,112
MFE-MediaForEurope NV	72,020	66,328
MFE-MediaForEurope NV Class A (a)(b)	72,020	43,977
NN Group NV	80,308	3,933,615
NSI NV	7,465	292,007
NSI NV rights (a)(d)	7,465	8,820
OCI NV (a)	29,141	1,104,226
Pharming Group NV (a)	337,924	276,690
PostNL NV	151,253	495,621
PostNL NV rights (a)(d)	151,253	51,061
Prosus NV	279,937	13,500,988
PT Smartfren Telecom Tbk (a)	31,915,700	182,540
QIAGEN NV (Germany) (a)	68,049	3,138,222
Randstad NV	35,485	1,876,416
RHI Magnesita NV	8,312	247,290
SBM Offshore NV	55,027	797,404
Signify NV (c)	39,563	1,673,815
Sligro Food Group NV (a)	4,496	105,527
Steinhoff International Holdings NV (South Africa) (a)	1,315,192	216,859
Stellantis NV (Italy)	610,380	8,194,751
STMicroelectronics NV (France)	202,981	7,499,570
Technip Energies NV	31,290	380,231
TKH Group NV (depositary receipt)	13,004	637,719
TomTom Group BV (a)	18,979	163,858
Universal Music Group NV	218,190	5,063,408
Wereldhave NV	12,130	197,842
Wolters Kluwer NV	77,726	7,848,989
Wolters Kluwer NV rights (a)(d)	77,726	84,457
X5 Retail Group NV GDR (e)	33,857	10,417
Yandex NV Class A (a)(e)	90,012	438,264

TOTAL NETHERLANDS		262,780,953

New Zealand - 0.2%
Air New Zealand Ltd. (a)	550,638	312,506
Air New Zealand Ltd. rights 5/2/22 (a)	99,109	45,429
Argosy Property Ltd.	298,019	249,687
Auckland International Airport Ltd. (a)	392,513	1,971,595
Chorus Ltd.	110,184	522,739
Contact Energy Ltd.	255,501	1,342,304
Fisher & Paykel Healthcare Corp.	171,915	2,362,477
Fletcher Building Ltd.	207,513	826,632
Genesis Energy Ltd.	167,487	309,309
Goodman Property Trust	307,128	447,083
Infratil Ltd.	196,485	1,063,306
Kiwi Property Group Ltd.	446,684	304,663
Mercury Nz Ltd.	205,268	795,837
Meridian Energy Ltd.	418,261	1,269,447
Precinct Properties New Zealand Ltd.	382,227	373,530
Pushpay Holdings Ltd. (a)	244,641	206,335
Ryman Healthcare Group Ltd.	123,253	729,444
SKYCITY Entertainment Group Ltd.	208,871	390,202
Spark New Zealand Ltd.	589,927	1,865,758
Summerset Group Holdings Ltd.	62,503	470,771
Synlait Milk Ltd. (a)	38,685	88,193
The a2 Milk Co. Ltd. (a)	213,804	677,479
Xero Ltd. (a)	40,483	2,669,536
Z Energy Ltd.	157,677	384,790

TOTAL NEW ZEALAND		19,679,052

Norway - 0.6%
Adevinta ASA Class B (a)	87,635	677,018
Aker ASA (A Shares)	7,189	585,982
Aker BP ASA	39,287	1,407,609
Aker Carbon Capture A/S (a)	106,551	215,258
Atea ASA	33,144	394,934
Austevoll Seafood ASA	24,087	381,901
Bonheur A/S	4,493	167,080
Borregaard ASA	32,477	619,495
Crayon Group Holding A/S (a)(c)	19,457	286,201
DNB Bank ASA	273,921	5,307,854
DNO ASA (A Shares)	124,636	188,941
Elkem ASA (c)	90,267	374,872
Elmera Group ASA (c)	29,083	65,631
Entra ASA (c)	20,056	330,678
Equinor ASA	293,128	9,907,604
Europris ASA (c)	42,274	214,806
Gjensidige Forsikring ASA	65,877	1,408,412
Grieg Seafood ASA	15,158	225,824
Kahoot! A/S (a)	82,894	199,814
Kongsberg Gruppen ASA	33,613	1,443,765
Leroy Seafood Group ASA	89,588	840,809
Mowi ASA	135,791	3,835,695
MPC Container Ships ASA	143,514	427,167
NEL ASA (a)(b)	463,420	658,553
Nordic VLSI ASA (a)	51,767	1,029,192
Norsk Hydro ASA	405,043	3,401,359
Norwegian Air Shuttle A/S (a)	472,587	659,585
Nykode Therapeutics A/S (a)	34,938	136,537
Orkla ASA	219,301	1,779,550
Pexip Holding ASA (a)	17,305	37,952
Protector Forsikring ASA	21,927	247,429
Quantafuel ASA (a)(b)	57,593	95,149
REC Silicon ASA (a)(b)	138,608	238,524
Salmar ASA	17,097	1,399,043
Scatec Solar AS (c)	34,755	420,071
Schibsted ASA:
(A Shares)	22,837	475,898
(B Shares)	29,736	571,596
Sparebank 1 Oestlandet	6,479	94,808
Sparebank 1 Sr Bank ASA (primary capital certificate)	49,073	624,883
Sparebanken Midt-Norge	40,757	571,106
Sparebanken Nord-Norge	29,084	309,552
Storebrand ASA (A Shares)	130,712	1,135,390
Telenor ASA	206,116	2,906,950
TGS ASA	30,919	476,980
Tomra Systems ASA	37,516	1,475,333
Veidekke ASA	26,115	338,154
Wallenius Wilhelmsen ASA	25,081	157,428
Yara International ASA	48,278	2,454,852

TOTAL NORWAY		51,203,224

Panama - 0.0%
Intercorp Financial Services, Inc.	10,730	293,251
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	75,528	712,984
Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	626,760	607,341
AC Energy Corp.	2,580,700	354,486
Alliance Global Group, Inc.	1,008,900	227,183
Ayala Corp.	87,935	1,235,299
Ayala Land, Inc.	2,573,100	1,567,988
Bank of the Philippine Islands (BPI)	596,044	1,079,418
BDO Unibank, Inc.	589,573	1,454,507
Bloomberry Resorts Corp. (a)	1,447,500	166,656
D&L Industries, Inc.	1,431,500	194,649
Globe Telecom, Inc.	8,835	383,479
GT Capital Holdings, Inc.	36,950	354,088
International Container Terminal Services, Inc.	297,280	1,218,645
JG Summit Holdings, Inc.	960,080	1,019,669
Jollibee Food Corp.	140,950	578,077
Manila Electric Co.	77,210	518,913
Manila Water Co., Inc.	257,300	90,345
Megaworld Corp.	3,321,000	179,709
Metro Pacific Investments Corp.	3,857,600	278,549
Metropolitan Bank & Trust Co.	654,698	636,500
Monde Nissin Corp. (c)	1,364,200	333,219
PLDT, Inc.	21,715	771,414
PUREGOLD Price Club, Inc.	486,100	305,777
Robinsons Land Corp.	713,756	258,838
Security Bank Corp.	139,950	274,854
SM Investments Corp.	75,805	1,229,679
SM Prime Holdings, Inc.	3,128,500	2,081,919
Universal Robina Corp.	260,900	509,554
Vista Land & Lifescapes, Inc.	862,300	42,258
Wilcon Depot, Inc.	321,200	169,243

TOTAL PHILIPPINES		18,122,256

Poland - 0.2%
Alior Bank SA (a)	36,716	299,743
Asseco Poland SA	18,320	321,925
Bank Millennium SA (a)	204,946	232,177
Bank Polska Kasa Opieki SA	55,537	1,220,440
Budimex SA	4,808	221,276
CCC SA (a)	12,732	148,893
CD Projekt RED SA	20,902	565,711
Cyfrowy Polsat SA	84,943	462,541
Dino Polska SA (a)(c)	14,823	958,927
ENEA SA (a)	94,099	203,244
Eurocash SA	33,144	88,821
Grupa Azoty SA (a)	13,020	117,401
Grupa Lotos SA (a)	29,323	455,960
Jastrzebska Spolka Weglowa SA (a)	17,422	263,911
KGHM Polska Miedz SA (Bearer)	43,686	1,413,164
Kruk SA	5,991	345,428
LPP SA	343	724,821
mBank SA (a)	5,103	341,552
Orange Polska SA	205,009	313,357
PGE Polska Grupa Energetyczna SA (a)	257,314	572,250
Polish Oil & Gas Co. SA	535,406	750,140
Polski Koncern Naftowy Orlen SA	88,729	1,499,027
Powszechna Kasa Oszczednosci Bank SA (a)	276,568	2,041,223
Powszechny Zaklad Ubezpieczen SA	192,224	1,328,988
Santander Bank Polska SA	11,666	710,426
Tauron Polska Energia SA (a)	282,624	212,536

TOTAL POLAND		15,813,882

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	2,926,806	452,453
Corticeira Amorim SGPS SA	7,280	75,312
Energias de Portugal SA	800,783	3,732,180
Galp Energia SGPS SA Class B	149,336	1,817,666
Jeronimo Martins SGPS SA	94,539	1,967,984
NOS SGPS	80,580	340,756
REN - Redes Energeticas Nacionais SGPS SA	123,547	376,586
Sonae SGPS SA	435,270	469,913

TOTAL PORTUGAL		9,232,850

Qatar - 0.3%
Barwa Real Estate Co. (a)	520,492	485,226
Doha Bank (a)	457,746	326,804
Gulf Warehousing Co. (a)	174,951	203,931
Industries Qatar QSC (a)	442,783	2,287,018
Masraf al Rayan (a)	1,393,069	2,061,822
Medicare Group	74,966	142,038
Mesaieed Petrochemical Holding Co. (a)	1,348,405	958,981
Ooredoo QSC	242,348	498,371
Qatar Aluminum Manufacturing Co. (a)	917,250	604,490
Qatar Electricity & Water Co.	119,816	562,601
Qatar Fuel Co. (a)	144,774	728,690
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	724,635	680,511
Qatar Insurance Co. SAQ (a)	664,914	447,323
Qatar International Islamic Bank QSC (a)	244,959	776,900
Qatar Islamic Bank (a)	353,788	2,379,150
Qatar National Bank SAQ (a)	1,350,408	8,621,401
Qatar National Cement Co. QSC (a)	112,594	156,845
Qatar Navigation QPSC	280,257	654,901
The Commercial Bank of Qatar (a)	715,961	1,511,643
United Development Co. (a)	695,669	276,988
Vodafone Qatar QSC (a)	617,816	279,750

TOTAL QATAR		24,645,384

Russia - 0.0%
Aeroflot Pjsc (a)(e)	402,869	37,402
Alrosa Co. Ltd. (e)	739,283	160,394
Credit Bank of Moscow (a)(e)	4,537,000	59,026
Detsky Mir PJSC (c)(e)	227,830	49,200
Gazprom OAO (e)	3,442,771	469,811
Inter Rao Ues JSC (e)	11,220,073	80,671
LUKOIL PJSC (e)	120,075	48,469
Magnit OJSC GDR (Reg. S) (e)	100,509	489
MMC Norilsk Nickel PJSC (e)	18,318	158,874
Mobile TeleSystems OJSC sponsored ADR (e)	173,383	172,688
Moscow Exchange MICEX-RTS OAO (e)	449,874	112,778
Novatek PJSC GDR (Reg. S) (e)	26,560	6,785
Novolipetsk Steel OJSC (e)	409,801	5,131
PhosAgro OJSC GDR (Reg. S) (e)	43,516	893
Polyus PJSC (e)	10,038	30,784
Rosneft Oil Co. OJSC (e)	315,946	68,907
Rostelecom PJSC (e)	298,140	86,805
Sberbank of Russia (e)	3,156,853	25,312
Segezha Group PJSC (c)(e)	1,842,700	35,981
Severstal PAO (e)	63,766	1,857
Sistema JSFC sponsored GDR (e)	40,315	71,280
Surgutneftegas OJSC (e)	2,091,286	33,372
Tatneft PAO (e)	399,435	64,790
Unipro PJSC (e)	8,778,000	36,517
United Co. RUSAL International PJSC (a)(e)	983,490	154,574
VTB Bank OJSC (e)	963,847,980	48,024

TOTAL RUSSIA		2,020,814

Saudi Arabia - 1.3%
Abdullah Al Othaim Markets Co.	18,324	546,183
Advanced Polypropylene Co.	47,839	855,817
Al Rajhi Bank	369,879	17,415,120
Aldrees Petroleum and Transport Services Co.	13,460	283,138
Alinma Bank	291,591	3,222,365
Almarai Co. Ltd.	84,688	1,174,090
Arab National Bank	190,761	1,790,228
Bank Al-Jazira	126,249	1,065,314
Bank Albilad	161,690	2,233,001
Banque Saudi Fransi	184,738	2,669,510
Bupa Arabia for Cooperative Insurance Co. (a)	19,945	883,774
Dallah Healthcare Co.	12,439	399,290
Dar Al Arkan Real Estate Development Co. (a)	257,886	743,928
Dr Sulaiman Al Habib Medical Services Group Co.	16,678	889,304
Emaar The Economic City (a)	136,942	400,150
Etihad Etisalat Co.	106,596	1,229,145
Jadwa (REIT) Saudi Fund	66,326	248,979
Jarir Marketing Co.	20,265	1,037,347
Mobile Telecommunications Co. Saudi Arabia (a)	153,670	571,121
Mouwasat Medical Services Co.	16,137	1,036,850
National Industrialization Co. (a)	132,229	727,633
Qassim Cement Co.	15,800	338,680
Rabigh Refining & Petrochemical Co. (a)	80,565	618,607
Riyad Bank	410,990	4,470,617
Sabic Agriculture-Nutrients Co.	65,276	2,829,764
Sahara International Petrochemical Co.	117,536	1,795,567
Saudi Airlines Catering Co. (a)	16,080	405,987
Saudi Arabian Mining Co. (a)	129,067	4,748,653
Saudi Arabian Oil Co. (c)	655,497	7,846,810
Saudi Basic Industries Corp.	271,866	9,495,160
Saudi Cement Co.	31,589	486,788
Saudi Dairy & Foodstuffs Co.	7,297	342,399
Saudi Electricity Co.	244,093	1,760,349
Saudi Ground Services Co. (a)	30,826	282,717
Saudi Industrial Investment Group	125,078	1,100,452
Saudi Kayan Petrochemical Co. (a)	239,328	1,204,680
Saudi Pharmaceutical Industries & Medical Appliances Corp.	18,302	175,662
Saudi Research & Marketing Group (a)	10,980	773,998
Saudi Telecom Co.	183,747	5,682,695
Seera Group Holding (a)	39,529	231,854
Southern Province Cement Co.	26,449	471,044
The Co. for Cooperative Insurance	22,302	410,269
The National Agriculture Development Co. (a)	21,254	181,895
The Saudi British Bank	243,263	2,908,805
The Saudi National Bank	661,971	13,942,548
The Savola Group	81,992	780,397
United Electronics Co.	12,427	426,072
Yamama Cement Co. (a)	49,231	458,735
Yanbu Cement Co.	40,289	453,289
Yanbu National Petrochemical Co.	81,062	1,320,488

TOTAL SAUDI ARABIA		105,367,268

Singapore - 0.9%
AEM Holdings Ltd.	81,600	279,445
Ascendas India Trust	296,200	267,619
Ascendas Real Estate Investment Trust	966,741	1,989,050
Ascott Residence Trust	523,724	435,101
Best World International Ltd. (a)(e)	28,600	26,843
BOC Aviation Ltd. Class A (c)	71,400	560,088
CapitaLand Investment Ltd.	781,125	2,368,529
CapitaMall Trust	1,401,337	2,348,069
CapitaRetail China Trust	520,374	437,233
CDL Hospitality Trusts unit	305,000	293,134
City Developments Ltd.	159,900	980,366
ComfortDelgro Corp. Ltd.	722,800	763,526
Cromwell European (REIT)	137,562	328,438
DBS Group Holdings Ltd.	538,175	13,056,466
ESR (REIT)	1,839,997	516,046
Ezion Holdings Ltd. warrants 4/16/23 (a)(e)	30,780	35
First Resources Ltd.	134,300	204,833
Frasers Centrepoint Trust	308,183	542,723
Frasers Logistics & Industrial Trust	783,865	816,286
Genting Singapore Ltd.	1,660,200	963,898
Hutchison Port Holdings Trust	1,302,000	310,340
iFast Corp. Ltd.	50,500	181,341
Kenon Holdings Ltd.	8,226	475,723
Keppel (REIT)	590,094	516,973
Keppel Corp. Ltd.	450,400	2,221,284
Keppel DC (REIT)	391,674	583,903
Keppel Infrastructure Trust	1,049,843	419,193
Keppel Pacific Oak U.S. (REIT)	429,900	311,335
Manulife U.S. REIT	416,249	259,326
Mapletree Commercial Trust	690,615	928,824
Mapletree Greater China Commercial Trust	787,093	679,791
Mapletree Industrial (REIT)	556,580	1,045,859
Mapletree Logistics Trust (REIT)	929,970	1,194,382
Maxeon Solar Technologies Ltd. (a)(b)	7,666	88,772
Nanofilm Technologies International Ltd.	79,000	152,473
NetLink NBN Trust	1,049,269	756,909
Olam Group Ltd.	246,300	296,169
OUE Commercial (REIT)	603,085	180,256
Oversea-Chinese Banking Corp. Ltd.	997,578	8,857,085
Parkway Life REIT	125,900	438,693
Raffles Medical Group Ltd.	284,055	245,291
SATS Ltd. (a)	170,200	555,716
Sembcorp Industries Ltd.	320,500	678,757
Sembcorp Marine Ltd. (a)	3,500,100	274,445
Sheng Siong Group Ltd.	317,500	350,580
SIA Engineering Co. Ltd. (a)	118,400	227,388
Singapore Airlines Ltd. (a)	378,850	1,493,299
Singapore Exchange Ltd.	241,600	1,699,981
Singapore Post Ltd.	520,100	267,085
Singapore Press Holdings Ltd. (e)	487,600	828,562
Singapore Technologies Engineering Ltd.	470,100	1,384,498
Singapore Telecommunications Ltd.	2,454,400	4,898,479
SPH REIT	640,700	451,703
Starhill Global (REIT)	725,783	310,729
StarHub Ltd.	280,800	254,695
Suntec (REIT)	695,000	918,143
United Overseas Bank Ltd.	347,714	7,443,254
UOL Group Ltd.	194,531	1,022,170
Venture Corp. Ltd.	89,300	1,096,240
Wilmar International Ltd.	592,000	1,887,115
Yangzijiang Financial Holding (a)	661,400	256,478
Yangzijiang Shipbuilding Holdings Ltd.	661,400	431,513
Yanlord Land Group Ltd.	208,100	182,329

TOTAL SINGAPORE		74,234,809

South Africa - 1.0%
Absa Group Ltd.	241,832	2,612,648
African Rainbow Minerals Ltd.	36,514	600,674
Anglo American Platinum Ltd.	15,916	1,759,402
AngloGold Ashanti Ltd.	126,181	2,583,941
Aspen Pharmacare Holdings Ltd.	113,128	1,210,459
AVI Ltd.	130,650	566,793
Barloworld Ltd.	42,624	307,761
Bid Corp. Ltd.	99,500	2,089,501
Bidvest Group Ltd./The	87,033	1,193,101
Capitec Bank Holdings Ltd.	23,481	3,277,707
Clicks Group Ltd.	74,658	1,457,626
Coronation Fund Managers Ltd.	61,759	162,666
DataTec Ltd.	36,644	90,936
Dis-Chem Pharmacies Ltd. (c)	126,262	307,894
Discovery Ltd. (a)	152,639	1,465,585
Distell Group Holdings Ltd. (a)	43,189	473,193
DRDGOLD Ltd.	147,790	120,389
Equites Property Fund Ltd.	144,294	193,724
Exxaro Resources Ltd.	89,028	1,272,227
FirstRand Ltd.	1,511,492	6,509,515
Fortress (REIT) Ltd. Class A	363,654	284,393
Foschini Group Ltd./The	135,483	1,182,253
Gold Fields Ltd.	267,354	3,622,533
Growthpoint Properties Ltd.	1,022,235	906,664
Harmony Gold Mining Co. Ltd.	172,224	702,121
Impala Platinum Holdings Ltd.	246,670	3,190,779
Investec Ltd.	84,059	509,701
Investec Property Fund Ltd.	564,671	439,844
JSE Ltd.	34,577	244,069
KAP Industrial Holdings Ltd.	684,697	221,335
Kumba Iron Ore Ltd.	19,845	658,825
Life Healthcare Group Holdings Ltd.	399,776	542,724
Momentum Metropolitan Holdings	377,154	400,744
Motus Holdings Ltd.	46,737	333,944
Mr Price Group Ltd.	71,096	963,646
MTN Group Ltd.	507,666	5,384,303
MultiChoice Group Ltd.	97,262	793,433
Naspers Ltd. Class N	65,402	6,596,182
Nedbank Group Ltd.	135,212	1,888,151
Netcare Ltd.	302,503	290,563
Ninety One Ltd.	63,007	200,461
Northam Platinum Holdings Ltd. (a)	103,064	1,228,455
Old Mutual Ltd.	1,368,033	1,097,504
Pepkor Holdings Ltd. (c)	359,102	483,168
Pick 'n Pay Stores Ltd.	104,682	378,555
PSG Group Ltd. (a)	42,370	253,956
Rand Merchant Insurance Holdings Ltd.	230,104	395,432
Redefine Properties Ltd.	2,168,276	599,508
Remgro Ltd.	160,246	1,439,448
Resilient Property Income Fund Ltd.	61,923	225,445
Reunert Ltd.	33,657	93,107
Royal Bafokeng Holdings (Pty) Ltd.	53,684	536,318
Sanlam Ltd.	566,796	2,347,977
Sappi Ltd. (a)	196,188	718,279
Sasol Ltd. (a)	171,205	4,193,995
Shoprite Holdings Ltd.	144,072	2,080,981
Sibanye-Stillwater Ltd.	804,640	2,783,775
Spar Group Ltd./The	65,072	682,570
Standard Bank Group Ltd.	393,935	4,174,729
Super Group Ltd./South Africa	123,132	208,826
Telkom SA Ltd. (a)	84,632	255,051
Thungela Resources Ltd.	45,368	776,352
Tiger Brands Ltd.	52,227	508,496
Transaction Capital Ltd.	157,392	499,368
Truworths International Ltd.	133,669	472,212
Vodacom Group Ltd.	177,357	1,703,473
Wilson Bayly Holmes-Ovcon Ltd. (a)	9,618	45,403
Woolworths Holdings Ltd.	307,231	1,150,133

TOTAL SOUTH AFRICA		86,944,926

Spain - 1.5%
Acciona SA	7,801	1,527,025
Acerinox SA	45,279	476,753
ACS Actividades de Construccion y Servicios SA	72,427	1,854,513
Aena SME SA (a)(c)	21,546	3,057,583
Almirall SA	21,067	273,682
Amadeus IT Holding SA Class A (a)	134,017	8,397,897
AmRest Holdings NV (a)	22,272	87,658
Applus Services SA	53,051	411,531
Atresmedia Corporacion de Medios de Comunicacion SA	49,558	189,576
Banco Bilbao Vizcaya Argentaria SA	1,977,886	10,378,463
Banco de Sabadell SA	1,589,001	1,233,184
Banco Santander SA (Spain)	5,149,171	15,047,682
Bankinter SA	280,987	1,653,573
CaixaBank SA	1,295,992	4,183,328
Cellnex Telecom SA (c)	152,070	7,088,029
Cie Automotive SA	22,437	489,168
Compania de Distribucion Integral Logista Holdings SA	29,253	538,999
Construcciones y Auxiliar de Ferrocarriles	6,069	186,076
Corporacion Financiera Alba SA	5,370	317,338
Ebro Foods SA	26,059	468,531
EDP Renovaveis SA	113,857	2,694,672
eDreams ODIGEO SA (a)	14,236	114,430
Enagas SA	72,871	1,575,667
Ence Energia y Celulosa SA	56,061	210,003
Endesa SA	99,134	2,077,596
Faes Farma SA	90,165	378,328
Ferrovial SA	139,414	3,575,183
Fluidra SA	24,441	661,476
Gestamp Automocion SA (c)	68,702	224,414
Global Dominion Access SA (c)	70,366	290,948
Grifols SA	92,862	1,555,323
Grupo Catalana Occidente SA	19,367	557,862
Iberdrola SA	1,732,102	19,903,240
Indra Sistemas SA (a)	48,069	489,852
Industria de Diseno Textil SA (b)	322,845	6,769,179
Inmobiliaria Colonial SA	105,886	880,483
Laboratorios Farmaceuticos ROVI SA	5,950	406,273
Lar Espana Real Estate Socimi SA	35,719	187,203
Linea Directa Aseguradora SA Compania de Seguros y Reaseguros	252,685	363,012
MAPFRE SA (Reg.)	414,209	755,873
Mediaset Espana Comunicacion SA (a)	51,440	230,193
Melia Hotels International SA (a)	73,498	607,852
Merlin Properties Socimi SA	112,453	1,221,651
Metrovacesa SA (c)	11,551	92,236
Miquel y Costas & Miquel SA	10,456	138,476
Naturgy Energy Group SA	58,127	1,748,595
Neinor Homes SLU (c)	17,685	200,356
Pharma Mar SA	4,175	319,567
Prosegur Cash SA (c)	95,201	70,594
Prosegur Compania de Seguridad SA (Reg.)	66,624	137,888
Red Electrica Corporacion SA	134,757	2,713,232
Repsol SA	425,173	6,342,683
Sacyr SA	136,165	366,776
Siemens Gamesa Renewable Energy SA (a)	69,991	1,114,856
Solaria Energia y Medio Ambiente SA (a)	21,135	469,000
Talgo SA (c)	21,598	87,260
Tecnicas Reunidas SA (a)(b)	16,117	133,467
Telefonica SA	1,546,405	7,522,708
Unicaja Banco SA (c)	535,129	504,086
Viscofan Envolturas Celulosicas SA	11,889	656,324

TOTAL SPAIN		126,209,406

Sweden - 2.3%
AAK AB	54,803	950,874
AcadeMedia AB (c)	27,075	152,842
AddTech AB (B Shares)	78,607	1,386,658
AFRY AB (B Shares)	33,852	561,187
Alfa Laval AB	91,944	2,559,378
Alimak Group AB (c)	15,908	167,872
Arjo AB	68,111	511,299
ASSA ABLOY AB (B Shares)	298,575	7,545,630
Atlas Copco AB:
(A Shares)	209,839	9,513,445
(B Shares)	104,247	4,125,864
Atrium Ljungberg AB (B Shares)	25,355	414,600
Attendo AB (a)(c)	32,859	88,859
Avanza Bank Holding AB	40,394	1,022,846
Axfood AB	33,887	1,002,782
Beijer Alma AB (B Shares)	22,760	473,453
Beijer Ref AB (B Shares)	76,337	1,243,070
Betsson AB (B Shares)	52,603	323,137
BHG Group AB (a)	36,294	249,896
BICO Group AB (a)(b)	9,762	97,896
Bilia AB (A Shares)	29,965	415,552
Billerud AB	58,452	901,989
BioGaia AB	4,704	295,776
Biotage AB (A Shares)	25,050	518,911
Boliden AB	81,863	3,549,676
Bonava AB	21,786	105,761
Boozt AB (a)(c)	20,975	220,247
Bravida Holding AB (c)	51,690	529,906
Bure Equity AB	17,062	402,349
Camurus AB (a)	8,701	143,319
Castellum AB	78,228	1,549,176
Catena AB	8,751	456,846
Cellavision AB	6,730	211,305
Cibus Nordic Real Estate AB	15,246	352,590
Cint Group AB (a)	39,451	322,654
Clas Ohlson AB (B Shares)	13,538	153,697
Cloetta AB	83,904	212,028
Coor Service Management Holding AB (c)	35,080	318,051
Corem Property Group AB	200,916	425,407
Creades AB (A Shares) (b)	28,441	269,851
Dios Fastigheter AB	25,297	225,874
Dometic Group AB (c)	98,919	847,150
Dustin Group AB (c)	26,972	193,802
Electrolux AB (B Shares)	70,157	1,069,923
Electrolux Professional AB	66,588	373,238
Elekta AB (B Shares)	111,232	749,178
Embracer Group AB (a)	166,987	1,116,143
Epiroc AB:
(A Shares)	197,895	4,011,938
(B Shares)	113,736	1,984,222
EQT AB	89,661	2,537,570
Ericsson (B Shares)	872,487	6,960,025
Essity AB (B Shares)	182,341	4,808,512
Evolution AB (c)	52,224	5,358,094
Fabege AB	78,436	952,067
Fastighets AB Balder (a)	31,418	1,557,305
Fingerprint Cards AB (a)(b)	113,309	130,504
Fortnox AB	169,700	900,784
Getinge AB (B Shares)	93,473	2,703,967
Granges AB	38,219	313,888
H&M Hennes & Mauritz AB (B Shares) (b)	218,683	2,753,018
Hexagon AB (B Shares)	570,879	7,366,013
Hexatronic Group AB	9,220	390,081
HEXPOL AB (B Shares)	87,225	748,928
HMS Networks AB	20,854	853,551
Holmen AB (B Shares)	27,586	1,594,437
Hufvudstaden AB (A Shares)	29,333	380,072
Humble Group AB (a)	67,918	103,487
Husqvarna AB (B Shares)	122,738	1,173,265
Industrivarden AB:
(A Shares)	35,386	906,679
(C Shares)	46,407	1,168,504
Indutrade AB	80,191	1,891,532
Instalco AB	64,480	397,962
Intrum AB	27,495	664,638
Investment AB Oresund	12,432	148,668
Investor AB:
(A Shares)	132,280	2,762,869
(B Shares)	538,785	10,367,788
INVISIO AB	13,582	240,731
Inwido AB	20,618	284,649
JM AB (B Shares)	22,520	520,102
Karo Pharma AB (a)	16,144	92,766
Kinnevik AB (B Shares) (a)	73,587	1,440,279
Know IT AB	3,367	103,701
L E Lundbergforetagen AB	19,611	917,135
Latour Investment AB (B Shares)	43,526	1,153,116
Lifco AB	68,158	1,429,658
Lindab International AB	22,626	527,723
Loomis AB (B Shares)	24,255	604,332
Lundin Petroleum AB	60,262	2,491,584
Mekonomen AB	16,588	191,171
MIPS AB	7,830	556,082
Modern Times Group MTG AB (a)	5,335	56,885
Modern Times Group MTG AB (B Shares) (a)	41,103	434,700
Munters Group AB (c)	45,362	270,995
Mycronic AB	19,870	347,478
NCC AB (B Shares)	21,279	263,653
New Wave Group AB (B Shares)	18,877	329,603
Nibe Industrier AB (B Shares)	431,415	4,229,768
Nobia AB	44,603	175,044
Nolato AB (B Shares)	60,378	417,899
Nordic Entertainment Group AB (B Shares) (a)	21,852	717,597
Nordnet AB	43,669	757,428
Nordnet AB (B Shares) (a)(e)	492	0
Nyfosa AB	57,584	634,670
OX2 AB	22,764	167,364
Pandox AB (a)	24,930	347,336
Paradox Interactive AB	20,993	350,191
Peab AB	71,144	679,673
PowerCell Sweden AB (a)	13,383	195,528
Ratos AB (B Shares)	96,105	490,333
Resurs Holding AB (c)	72,162	209,897
Saab AB (B Shares)	21,340	902,659
Sagax AB	49,873	1,273,978
Samhallsbyggnadsbolaget I Norden AB (B Shares) (b)	291,657	916,144
Sandvik AB	335,439	6,349,294
SAS AB (a)(b)	1,090,474	113,046
Scandic Hotels Group AB (a)(c)	88,522	340,676
Sdiptech AB (a)	8,356	292,639
Sectra AB (B Shares)	40,863	515,501
Securitas AB (B Shares)	90,788	1,071,916
Sinch AB (a)(c)	157,888	697,769
Skandinaviska Enskilda Banken AB (A Shares)	517,606	5,804,483
Skanska AB (B Shares)	96,928	1,851,537
SKF AB (B Shares)	114,346	1,867,578
SSAB AB:
(A Shares)	69,911	444,013
(B Shares)	186,301	1,095,567
Stillfront Group AB (a)(b)	145,273	293,394
Storytel AB (a)(b)	18,546	134,182
Surgical Science Sweden AB (a)	7,537	143,449
Svenska Cellulosa AB SCA (B Shares)	176,795	3,421,478
Svenska Handelsbanken AB (A Shares)	424,911	4,285,788
Sweco AB (B Shares)	57,278	808,372
Swedbank AB (A Shares)	267,106	4,225,414
Swedencare AB	23,789	267,369
Swedish Match Co. AB	474,628	3,780,308
Tele2 AB (B Shares)	143,769	1,905,556
Telia Co. AB	764,092	3,171,451
Thule Group AB (c)	29,614	1,027,225
Tobii AB (a)	39,514	103,930
Tobii Dynavox AB (a)	49,665	128,597
Trelleborg AB (B Shares)	71,581	1,570,028
Troax Group AB	12,971	288,081
Vestum AB (a)	52,533	150,733
Vimian Group AB (b)	33,105	204,784
Vitec Software Group AB	8,787	442,793
Vitrolife AB	21,186	544,757
VNV Global AB (a)	27,809	115,974
Volvo AB:
(A Shares)	41,816	687,482
(B Shares) (b)	438,638	6,997,785
Wallenstam AB (B Shares)	51,104	565,040
Wihlborgs Fastigheter AB	38,682	670,655
Xvivo Perfusion AB (a)	8,364	180,301

TOTAL SWEDEN		195,493,152

Switzerland - 6.1%
ABB Ltd. (Reg.)	490,015	14,701,411
Adecco SA (Reg.)	46,890	1,809,481
Alcon, Inc. (Switzerland)	150,442	10,741,690
Allreal Holding AG	4,930	929,912
ALSO Holding AG	2,699	610,335
ams-OSRAM AG (a)	79,407	971,400
APG SGA SA	936	178,257
Arbonia AG	15,112	269,113
Aryzta AG (a)	327,186	304,653
Ascom Holding AG (Reg.)	12,241	108,300
Autoneum Holding AG	1,533	181,337
Bachem Holding AG (B Shares)	1,770	772,336
Baloise Holdings AG	13,381	2,327,504
Banque Cantonale Vaudoise	9,694	819,267
Barry Callebaut AG	999	2,299,254
Basilea Pharmaceutica AG (a)	6,409	214,220
Belimo Holding AG (Reg.)	3,090	1,527,144
Bell Food Group AG	594	161,453
BKW AG	6,955	846,641
Bobst Group SA	2,262	190,796
Bossard Holding AG	1,692	366,288
Bucher Industries AG	2,261	815,170
Burckhardt Compression Holding AG	862	439,759
Burkhalter Holding AG	979	77,083
Bystronic AG	431	357,685
Cembra Money Bank AG	12,717	917,595
Clariant AG (Reg.)	63,582	1,085,556
Coca-Cola HBC AG	62,761	1,272,410
Comet Holding AG	2,236	483,366
Compagnie Financiere Richemont SA Series A	156,625	18,198,373
Credit Suisse Group AG	795,612	5,400,075
Daetwyler Holdings AG	2,154	692,586
DKSH Holding AG	13,144	1,128,609
Dorma Kaba Holding AG	1,129	524,023
Dufry AG (a)	22,813	908,007
EFG International	32,896	247,962
Emmi AG	619	613,531
Ems-Chemie Holding AG	2,043	1,822,612
Flughafen Zuerich AG (a)	6,626	1,120,448
Forbo Holding AG (Reg.)	336	491,863
Galenica AG (c)	14,435	1,062,957
Geberit AG (Reg.)	10,730	6,119,038
Georg Fischer AG (Reg.)	25,440	1,380,631
Givaudan SA	2,772	11,017,374
Gurit-Heberlein AG (Bearer)	165	210,346
Helvetia Holding AG (Reg.)	12,120	1,557,502
Holcim AG	156,285	7,641,638
Huber+Suhner AG	5,934	520,431
Idorsia Ltd. (a)	33,179	566,312
Implenia AG (a)	2,895	65,460
INFICON Holding AG	504	458,879
Interroll Holding AG	185	560,807
Intershop Holding AG	397	258,519
Julius Baer Group Ltd.	67,875	3,243,600
Kardex AG	1,999	380,432
Komax Holding AG (Reg.)	1,158	304,182
Kuehne & Nagel International AG	16,058	4,492,166
Landis+Gyr Group AG	7,169	400,096
LEM Holding SA	200	460,737
Leonteq AG	4,296	292,264
Lindt & Spruengli AG	27	3,201,067
Lindt & Spruengli AG (participation certificate)	375	4,205,623
Logitech International SA (Reg.)	52,611	3,423,851
Lonza Group AG	21,986	12,963,700
Medacta Group SA (a)(c)	1,949	222,042
Medartis Holding AG (a)(c)	1,267	133,398
Medmix AG (c)	8,657	290,735
Meyer Burger Technology AG (a)	760,354	360,285
Mobilezone Holding AG	7,171	116,114
Mobimo Holding AG	1,984	567,409
Molecular Partners AG (a)	6,695	54,025
Montana Aerospace AG (c)	6,680	101,838
Nestle SA (Reg. S)	842,455	108,755,960
Novartis AG	653,915	57,786,020
OC Oerlikon Corp. AG (Reg.)	77,128	549,973
Orior AG	2,423	223,846
Partners Group Holding AG	6,837	7,243,784
PolyPeptide Group AG (c)	4,222	369,466
PSP Swiss Property AG	12,762	1,608,420
Roche Holding AG:
(Bearer)	13,017	5,229,521
(participation certificate)	206,718	76,653,939
Schindler Holding AG:
(participation certificate)	10,077	1,936,050
(Reg.)	7,903	1,517,173
Schweiter Technologies AG	312	313,905
Sensirion Holding AG (a)(c)	4,169	500,007
SFS Group AG	5,581	698,927
SGS SA (Reg.)	1,867	4,797,296
Siegfried Holding AG	1,141	827,156
Sig Group AG	98,031	2,052,328
Sika AG	42,556	12,999,082
Softwareone Holding AG	30,763	415,930
Sonova Holding AG	15,961	5,755,954
St.Galler Kantonalbank AG	1,044	503,471
Stadler Rail AG (b)	15,245	553,871
Straumann Holding AG	30,380	3,581,548
Sulzer AG (Reg.)	6,726	503,963
Swatch Group AG (Bearer)	8,363	2,146,303
Swatch Group AG (Bearer) (Reg.)	17,547	865,667
Swiss Life Holding AG	9,281	5,426,745
Swiss Prime Site AG	21,236	2,075,703
Swiss Re Ltd.	89,576	7,345,845
Swisscom AG	7,573	4,477,921
Swissquote Group Holding SA	2,674	434,602
Tecan Group AG	3,902	1,172,620
Temenos Group AG	20,264	2,045,565
TX Group AG	377	53,361
u-blox Holding AG (a)	2,135	177,368
UBS Group AG	1,055,473	17,918,386
Valiant Holding AG	5,748	574,155
Valora Holding AG	1,937	316,714
VAT Group AG (c)	8,164	2,525,219
Vetropack Holding AG	5,935	244,184
Vifor Pharma AG	3,016	537,894
Vifor Pharma AG	14,118	2,474,573
Vontobel Holdings AG	9,416	688,656
VZ Holding AG	4,915	365,793
Ypsomed Holding AG	1,243	177,631
Zehnder Group AG	2,713	212,144
Zur Rose Group AG (a)	2,936	360,347
Zurich Insurance Group Ltd.	44,493	20,256,325

TOTAL SWITZERLAND		511,812,274

Taiwan - 4.4%
Accton Technology Corp.	163,000	1,272,091
Acer, Inc.	931,000	864,225
ADATA Technology Co. Ltd.	85,000	200,148
Adimmune Corp.	121,000	164,259
Advanced Ceramic X Corp.	15,000	123,205
Advantech Co. Ltd.	125,741	1,563,919
Amazing Microelectronic Corp.	29,000	127,241
Andes Technology Corp.	16,000	156,127
AP Memory Technology Corp.	22,000	181,173
Arcadyan Technology Corp.	79,000	337,249
ASE Technology Holding Co. Ltd.	970,718	3,098,678
Asia Cement Corp.	731,000	1,188,562
Asia Optical Co., Inc.	103,000	243,870
Asia Pacific Telecom Co. Ltd. (a)	465,723	119,230
Asia Vital Components Co. Ltd.	113,000	390,954
ASMedia Technology, Inc.	10,000	470,913
ASPEED Tech, Inc.	7,000	615,177
ASUSTeK Computer, Inc.	209,000	2,515,327
AU Optronics Corp.	2,468,000	1,410,484
Bank of Kaohsiung Co. Ltd.	895,380	428,002
Brighton-Best International Taiwan, Inc.	165,000	196,038
Capital Securities Corp.	923,490	487,550
Catcher Technology Co. Ltd.	220,000	1,077,128
Cathay Financial Holding Co. Ltd.	2,383,216	5,013,668
Center Laboratories, Inc.	111,277	237,436
Century Iron & Steel Industrial Co. Ltd.	45,000	192,631
Chang Hwa Commercial Bank	1,495,546	935,503
Cheng Loong Corp.	244,000	275,349
Cheng Shin Rubber Industry Co. Ltd.	652,000	735,205
Cheng Uei Precision Industries Co. Ltd.	125,000	143,494
Chicony Electronics Co. Ltd.	216,125	601,515
Chin-Poon Industrial Co. Ltd.	137,000	138,110
China Airlines Ltd. (a)	890,000	817,849
China Bills Finance Corp.	183,000	109,775
China Development Financial Ho	4,742,957	2,861,807
China Motor Co. Ltd.	104,800	207,931
China Petrochemical Development Corp. (a)	1,291,532	511,533
China Steel Chemical Corp.	55,000	211,944
China Steel Corp.	3,586,000	4,346,403
Chipbond Technology Corp.	186,000	418,463
ChipMOS TECHNOLOGIES, Inc.	168,000	261,471
Chroma ATE, Inc.	109,000	606,269
Chung Hung Steel Co. Ltd.	289,000	364,818
Chunghwa Precision Test Tech Co. Ltd.	6,000	94,894
Chunghwa Telecom Co. Ltd.	1,145,000	5,078,592
Clevo Co. Ltd.	228,000	260,648
Compal Electronics, Inc.	1,231,000	924,236
Compeq Manufacturing Co. Ltd.	296,000	451,917
Coretronic Corp.	107,000	204,038
CTBC Financial Holding Co. Ltd.	5,438,960	5,352,861
CTCI Corp.	140,000	220,541
Delta Electronics, Inc.	597,000	4,986,300
E Ink Holdings, Inc.	273,000	1,561,702
E.SUN Financial Holdings Co. Ltd.	3,718,440	4,249,296
ECLAT Textile Co. Ltd.	58,060	953,212
EirGenix, Inc. (a)	52,000	155,581
Elan Microelectronics Corp.	84,500	426,467
Elite Material Co. Ltd.	97,000	717,677
Elite Semiconductor Memory Technology, Inc.	76,000	312,048
eMemory Technology, Inc.	19,000	798,959
Ennoconn Corp.	17,920	118,331
ENNOSTAR, Inc.	167,000	327,289
Episil Technologies, Inc. (a)	75,000	259,152
Episil Technologies, Inc. rights 5/27/22 (a)	398	135
Eternal Materials Co. Ltd.	263,291	337,687
EVA Airways Corp. (a)	784,040	921,596
Evergreen Marine Corp. (Taiwan)	769,878	3,702,827
Everlight Electronics Co. Ltd.	189,000	273,637
Far Eastern Department Stores Co. Ltd.	228,000	160,477
Far Eastern New Century Corp.	978,000	991,966
Far EasTone Telecommunications Co. Ltd.	436,000	1,225,736
Faraday Technology Corp.	68,000	580,663
Feng Hsin Iron & Steel Co.	173,000	487,375
Feng Tay Enterprise Co. Ltd.	147,758	951,814
First Financial Holding Co. Ltd.	2,964,699	2,785,776
Fitipower Integrated Technology, Inc.	38,159	221,141
FLEXium Interconnect, Inc.	143,940	446,825
FocalTech Systems Co. Ltd.	59,000	226,942
Formosa Chemicals & Fibre Corp.	1,104,000	2,974,914
Formosa Petrochemical Corp.	353,000	1,089,361
Formosa Plastics Corp.	1,177,000	4,186,631
Formosa Sumco Technology Corp.	33,000	213,746
Formosa Taffeta Co. Ltd.	322,000	295,578
Foxconn Technology Co. Ltd.	322,010	638,421
Fubon Financial Holding Co. Ltd.	2,287,877	5,747,887
Fusheng Precision Co. Ltd.	40,000	294,525
Genius Electronic Optical Co. Ltd.	21,792	274,482
Getac Holdings Corp.	159,000	247,296
Giant Manufacturing Co. Ltd.	92,000	769,595
Gigabyte Technology Co. Ltd.	154,000	552,813
Global Unichip Corp.	29,000	397,353
GlobalWafers Co. Ltd.	68,000	1,185,739
Gold Circuit Electronics Ltd.	148,000	408,107
Goldsun Development & Construction Co. Ltd.	411,101	403,969
Grand Pacific Petrochemical Corp.	388,000	338,915
Grape King Bio Ltd.	60,000	291,763
Great Wall Enterprise Co. Ltd.	184,881	329,784
Greatek Electronics, Inc.	166,000	386,324
HannStar Display Corp.	774,000	339,984
Highwealth Construction Corp.	229,900	364,551
HIWIN Technologies Corp.	82,695	612,715
Holystone Enterprise Co. Ltd.	40,000	153,614
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,732,600	12,795,352
Hota Industrial Manufacturing Co. Ltd.	59,014	150,310
Hotai Motor Co. Ltd.	92,000	1,795,096
HTC Corp. (a)	205,000	322,232
Hua Nan Financial Holdings Co. Ltd.	2,428,648	1,943,409
Huaku Development Co. Ltd.	97,000	303,122
IBF Financial Holdings Co. Ltd.	586,453	318,214
Innolux Corp.	2,921,000	1,330,865
International CSRC Investment Holdings Co.	227,579	178,615
International Games Systems Co. Ltd.	22,000	540,448
Inventec Corp.	877,000	749,634
ITEQ Corp.	64,931	227,814
Jentech Precision Industrial Co. Ltd.	27,000	341,186
Kenda Rubber Industrial Co. Ltd.	146,622	155,917
King Slide Works Co. Ltd.	24,000	320,505
King Yuan Electronics Co. Ltd.	441,000	597,506
Kings Town Bank Co. Ltd.	296,000	390,929
Kinpo Electronics, Inc.	434,000	205,511
Kinsus Interconnect Technology Corp.	90,000	507,635
LandMark Optoelectronics Corp.	41,000	194,097
Largan Precision Co. Ltd.	31,000	1,760,159
Lien Hwa Industrial Corp.	294,681	558,502
Lite-On Technology Corp.	678,009	1,486,353
Lotes Co. Ltd.	23,444	573,669
Macronix International Co. Ltd.	666,380	848,372
Makalot Industrial Co. Ltd.	60,701	373,616
Marketech International Corp.	33,000	140,316
MediaTek, Inc.	457,000	12,605,632
Medigen Vaccine Biologics Corp. (a)	43,000	360,159
Medigen Vaccine Biologics Corp. rights 6/10/22 (a)	1,127	1,167
Mega Financial Holding Co. Ltd.	3,338,000	4,695,211
Merida Industry Co. Ltd.	67,000	545,154
Merry Electronics Co. Ltd.	86,006	237,777
Micro-Star International Co. Ltd.	205,000	828,271
Microbio Co. Ltd.	152,954	298,599
MiTAC Holdings Corp.	353,483	330,417
momo.com, Inc.	14,700	388,256
Nan Ya Plastics Corp.	1,588,000	4,642,072
Nan Ya Printed Circuit Board Corp.	65,000	863,843
Nankang Rubber Tire Co. Ltd.	113,000	147,064
Nantex Industry Co. Ltd.	121,000	224,028
Nanya Technology Corp.	374,000	818,856
Nien Made Enterprise Co. Ltd.	50,000	526,913
Novatek Microelectronics Corp.	174,000	2,303,060
Nuvoton Technology Corp.	47,000	225,553
OBI Pharma, Inc. (a)	42,723	160,881
Oneness Biotech Co. Ltd. (a)	71,000	465,525
Pan Jit International, Inc.	102,000	256,236
PChome Online, Inc.	38,062	100,415
Pegatron Corp.	630,000	1,493,388
Phison Electronics Corp.	52,000	670,616
PixArt Imaging, Inc.	56,000	217,831
Pou Chen Corp.	880,000	918,215
Powertech Technology, Inc.	285,000	895,993
Poya International Co. Ltd.	20,610	219,267
President Chain Store Corp.	167,000	1,546,056
Primax Electronics Ltd.	99,000	185,329
Qisda Corp.	553,000	587,895
Quanta Computer, Inc.	814,000	2,293,922
Radiant Opto-Electronics Corp.	156,000	538,171
RDC Semiconductor Co. Ltd. (a)	15,000	157,778
Realtek Semiconductor Corp.	145,000	1,968,682
RichWave Technology Corp.	21,000	140,972
Ruentex Development Co. Ltd.	379,700	994,336
Ruentex Industries Ltd.	123,500	475,846
SDI Corp.	46,000	200,635
SerComm Corp.	96,000	267,369
Shin Kong Financial Holding Co. Ltd.	3,948,410	1,306,324
Shin Zu Shing Co. Ltd.	42,279	119,541
Shinkong Synthetic Fiber Co.	462,000	307,235
Simplo Technology Co. Ltd.	63,000	619,441
SINBON Electronics Co. Ltd.	74,000	650,348
Sino-American Silicon Products, Inc.	149,000	742,036
Sinopac Financial Holdings Co.	3,152,495	1,942,467
Sitronix Technology Corp.	32,000	274,607
St.Shine Optical Co. Ltd.	17,000	153,200
Standard Foods Corp.	115,714	197,386
Synnex Technology International Corp.	448,100	1,166,922
Systex Corp.	54,000	147,711
Ta Chen Stainless Pipe Co. Ltd.	447,629	662,416
Taichung Commercial Bank Co. Ltd.	1,722,920	868,377
TaiDoc Technology Corp.	23,000	225,887
TaiMed Biologics, Inc. (a)	52,000	109,592
Tainan Spinning Co. Ltd.	286,000	197,230
Taishin Financial Holdings Co. Ltd.	3,009,585	1,969,707
Taiwan Business Bank	1,894,186	812,555
Taiwan Cement Corp.	1,576,110	2,448,082
Taiwan Cooperative Financial Holding Co. Ltd.	2,749,857	2,645,812
Taiwan Fertilizer Co. Ltd.	241,000	606,960
Taiwan Glass Industry Corp.	422,000	317,370
Taiwan High Speed Rail Corp.	552,000	523,253
Taiwan Hon Chuan Enterprise Co. Ltd.	117,000	298,185
Taiwan Mask Corp.	84,000	205,641
Taiwan Mobile Co. Ltd.	538,000	1,977,658
Taiwan Paiho Ltd.	76,000	171,626
Taiwan Secom Co.	94,000	347,649
Taiwan Semiconductor Co. Ltd.	113,000	289,811
Taiwan Semiconductor Manufacturing Co. Ltd.	7,393,000	133,759,969
Taiwan Surface Mounting Technology Co. Ltd.	69,000	242,166
Taiwan Union Technology Corp.	98,000	253,197
Tatung Co. Ltd. (a)	548,000	616,511
TCI Co. Ltd.	38,557	221,059
TECO Electric & Machinery Co. Ltd.	583,000	612,610
The Shanghai Commercial & Savings Bank Ltd.	1,096,842	1,810,427
Tong Hsing Electronics Industries Ltd.	41,286	320,648
Tong Yang Industry Co. Ltd.	168,000	188,423
Topco Scientific Co. Ltd.	76,304	429,843
Transcend Information, Inc.	79,000	189,564
Tripod Technology Corp.	168,000	700,884
TSEC Corp. (a)	191,000	281,183
TSRC Corp.	299,000	323,551
TTY Biopharm Co. Ltd.	160,000	404,376
Tung Ho Steel Enterprise Corp.	244,040	518,069
Tung Thih Electronic Co. Ltd.	25,000	126,830
TXC Corp.	119,000	362,293
U-Ming Marine Transport Corp.	143,000	307,474
Unified-President Enterprises Corp.	1,521,000	3,520,987
Unimicron Technology Corp.	358,000	2,512,465
Union Bank of Taiwan	807,000	439,657
United Integrated Services Co.	66,000	399,374
United Microelectronics Corp.	3,589,000	5,704,640
United Renewable Energy Co. Ltd. (a)	659,796	476,225
USI Corp.	218,000	212,272
Vanguard International Semiconductor Corp.	279,000	982,222
Via Technologies, Inc.	88,000	143,124
Visual Photonics Epitaxy Co. Ltd.	44,000	126,338
Voltronic Power Technology Corp.	18,075	791,240
Wafer Works Corp.	171,511	308,984
Walsin Lihwa Corp.	844,000	1,258,404
Walsin Technology Corp.	99,875	408,414
Wan Hai Lines Ltd.	192,700	934,584
Win Semiconductors Corp.	108,389	705,878
Winbond Electronics Corp.	973,363	879,267
Wistron Corp.	1,005,829	969,566
Wistron NeWeb Corp.	109,460	281,594
Wiwynn Corp.	24,000	821,155
WPG Holding Co. Ltd.	493,760	906,328
WT Microelectronics Co. Ltd.	187,235	451,499
XinTec, Inc.	66,000	302,223
Yageo Corp.	147,333	1,989,745
Yang Ming Marine Transport Corp. (a)	534,000	2,229,054
YFY, Inc.	415,000	437,384
Yieh Phui Enterprise Co. (a)	265,568	188,710
Yuanta Financial Holding Co. Ltd.	2,864,920	2,523,096
Yulon Finance Corp.	44,000	342,461
Yulon Motor Co. Ltd.	194,364	258,851

TOTAL TAIWAN		368,875,750

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	207,800	1,300,327
Advanced Information Service PCL NVDR	197,500	1,235,874
Airports of Thailand PCL:
(For. Reg.) (a)	20,200	39,070
NVDR (a)	1,681,700	3,252,683
AP Thailand PCL NVDR	1,637,600	562,235
Asset World Corp. PCL (For. Reg.)	2,400,600	336,157
B. Grimm Power PCL (For. Reg.)	267,600	252,600
Bangchak Corp. PCL (For. Reg.)	266,300	259,128
Bangkok Chain Hospital PCL (For. Reg.)	273,800	171,591
Bangkok Commercial Asset Management PCL (For. Reg.)	444,400	248,039
Bangkok Dusit Medical Services PCL:
(For. Reg.)	1,755,900	1,315,510
NVDR	1,768,900	1,325,249
Bangkok Expressway and Metro PCL (For. Reg.)	2,773,700	665,056
Bangkok Land PCL (For. Reg.)	2,816,000	80,974
Banpu PCL:
(For. Reg.)	844,800	301,263
NVDR	1,535,000	547,394
BEC World PCL NVDR	531,800	239,103
Berli Jucker PCL (For. Reg.)	296,700	295,728
BTS Group Holdings PCL (For. Reg.)	1,410,700	365,084
Bumrungrad Hospital PCL (For. Reg.)	112,800	526,044
Carabao Group PCL NVDR	194,200	617,962
Central Pattana PCL (For. Reg.)	494,900	868,610
Central Retail Corp. PCL (For. Reg.)	702,983	804,031
CH. Karnchang PCL (For. Reg.)	388,600	220,412
Charoen Pokphand Foods PCL (For. Reg.)	726,960	511,022
Chularat Hospital PCL (For. Reg.)	1,771,600	201,480
Com7 PCL (For. Reg.)	641,000	775,082
CP ALL PCL:
(For. Reg.)	1,189,800	2,245,260
NVDR	795,900	1,501,935
Delta Electronics PCL:
(For. Reg.)	71,300	747,226
NVDR	89,700	940,058
Dhipaya Group Holdings PCL NVDR (a)	159,300	299,432
Dynasty Ceramic PCL (For. Reg.)	1,960,860	175,024
Electricity Generating PCL (For. Reg.)	81,000	392,246
Energy Absolute PCL (For. Reg.)	372,400	950,862
Energy Earth PCL (For. Reg.) (a)(e)	7,600	0
Global Power Synergy Public Co. Ltd. (For. Reg.)	180,500	348,196
Gulf Energy Development PCL:
(For. Reg.)	410,500	579,579
NVDR	591,300	834,848
Gunkul Engineering PCL (For. Reg.)	1,929,339	324,506
Hana Microelectronics PCL (For. Reg.)	154,400	199,926
Home Product Center PCL (For. Reg.)	1,427,700	621,257
Indorama Ventures PCL (For. Reg.)	476,600	624,668
Intouch Holdings PCL (For. Reg.)	287,200	585,151
IRPC PCL (For. Reg.)	2,406,200	242,675
Jay Mart PCL unit	232,500	420,929
JMT Network Services PCL:
(For. Reg.)	188,038	475,449
warrants (a)	9,695	6,105
KCE Electronics PCL (For. Reg.)	228,200	405,514
Kiatnakin Bank PCL (For. Reg.)	34,900	73,144
Krung Thai Bank PCL (For. Reg.)	599,200	264,395
Krungthai Card PCL (For. Reg.)	264,900	443,218
Land & House PCL (For. Reg.)	1,812,800	504,250
Major Cineplex Group PCL (For. Reg.)	300,500	179,751
Minor International PCL:
unit (a)	749,700	758,303
(For. Reg.) (a)	578,249	584,884
Muangthai Leasing PCL (For. Reg.)	195,300	261,727
Ngern Tid Lor PCL NVDR	654,769	699,634
PTG Energy PCL (For. Reg.)	341,200	141,911
PTT Exploration and Production PCL (For. Reg.)	321,100	1,406,177
PTT Global Chemical PCL (For. Reg.)	441,700	640,945
PTT Oil & Retail Business PCL (For. Reg.)	650,800	472,871
PTT PCL (For. Reg.)	2,469,500	2,686,272
Quality Houses PCL (For. Reg.)	2,204,300	143,893
Ratch Group PCL (For. Reg.)	130,200	167,135
Regional Container Lines PCL NVDR	259,200	336,275
RS PCL NVDR	427,700	218,598
SCB X PCL:
(For. Reg.)	74,700	247,021
NVDR unit	64,650	213,787
SCG Packaging PCL NVDR	542,900	870,592
Siam Cement PCL (For. Reg.)	177,000	1,904,055
Siam Commercial Bank PCL:
(For. Reg.)	74,700	251,037
(NVDR)	64,650	217,263
Singer Thailand PCL NVDR	150,000	250,244
Sino-Thai Engineering & Construction PCL (For. Reg.)	521,300	196,517
Sri Trang Agro-Industry PCL (For. Reg.)	263,160	193,211
Sri Trang Gloves Thailand PCL (For. Reg.)	279,400	195,231
Srisawad Corp. PCL (For. Reg.)	187,130	289,226
Star Petroleum Refining PCL (For. Reg.)	469,800	146,929
Supalai PCL (For. Reg.)	381,875	243,596
Thai Airways International PCL (For. Reg.) (a)(e)	126,000	12,224
Thai Oil PCL (For. Reg.)	262,400	429,722
Thai Union Frozen Products PCL (For. Reg.)	817,400	402,347
Thai Vegetable Oil PCL	141,800	131,499
Thonburi Healthcare Group PCL NVDR	309,200	546,802
Thoresen Thai Agencies PCL NVDR	975,200	274,703
TQM Corp. PCL (For. Reg.)	302,200	438,547
True Corp. PCL:
(For. Reg.)	2,301,300	322,559
NVDR	2,352,000	329,665
TTW PCL (For. Reg.)	454,400	143,730
VGI PCL:
(For. Reg.)	2,227,030	321,175
warrants (For. Reg.) (a)	513,930	7,062
WHA Corp. PCL (For. Reg.)	1,819,200	177,548

TOTAL THAILAND		48,978,229

Turkey - 0.1%
Akbank TAS	952,004	571,911
Anadolu Efes Biracilik Ve Malt Sanayii A/S	118,490	236,210
Aselsan A/S	258,060	425,806
Bim Birlesik Magazalar A/S JSC	146,924	826,730
Coca-Cola Icecek Sanayi A/S	25,886	215,481
Eregli Demir ve Celik Fabrikalari T.A.S.	400,160	904,441
Ford Otomotiv Sanayi A/S	21,798	438,801
Haci Omer Sabanci Holding A/S	463,412	625,446
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	480,092	490,172
Koc Holding A/S	258,317	699,365
Petkim Petrokimya Holding A/S (a)	682,033	438,206
Tekfen Holding A/S	93,195	123,333
Tofas Turk Otomobil Fabrikasi A/S	42,514	225,193
Turk Hava Yollari AO (a)	226,504	629,404
Turk Sise ve Cam Fabrikalari A/S	586,695	715,971
Turkcell Iletisim Hizmet A/S	433,832	632,271
Turkiye Garanti Bankasi A/S	740,138	746,705
Turkiye Is Bankasi A/S Series C	631,212	447,639
Turkiye Petrol Rafinerileri A/S (a)	43,055	679,102
Yapi ve Kredi Bankasi A/S	842,918	276,464

TOTAL TURKEY		10,348,651

United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	842,055	2,333,788
Abu Dhabi Islamic Bank	462,187	1,104,804
Abu Dhabi National Oil Co. for Distribution PJSC	882,669	992,478
Air Arabia PJSC (a)	858,937	502,774
Al Yah Satellite Communications Co. PJSC (Yahsat)	450,464	326,223
Aldar Properties PJSC (a)	1,128,081	1,735,249
Aramex Co.	171,960	191,012
Dana Gas PJSC	1,524,959	489,907
Dubai Financial Market PJSC (a)	489,583	355,886
Dubai Investments Ltd. (a)	739,247	505,169
Dubai Islamic Bank Pakistan Ltd. (a)	933,918	1,639,992
Emaar Development PJSC (a)	349,721	493,202
Emaar Properties PJSC (a)	1,180,152	2,049,896
Emirates NBD Bank PJSC (a)	749,267	3,110,854
Emirates Telecommunications Corp.	1,043,736	9,945,620
First Abu Dhabi Bank PJSC	1,325,365	8,097,137

TOTAL UNITED ARAB EMIRATES		33,873,991

United Kingdom - 9.2%
3i Group PLC	291,525	4,770,877
A.G. Barr PLC	31,889	231,970
AB Dynamics PLC	5,161	94,621
Abcam PLC (a)	62,668	972,429
Abrdn PLC	667,404	1,567,150
Admiral Group PLC	58,374	1,837,455
Advanced Medical Solutions Group PLC	70,253	244,907
Airtel Africa PLC (c)	255,485	467,470
AJ Bell PLC	101,664	315,034
Alpha FX Group PLC	11,055	285,521
Alphawave IP Group PLC	87,813	165,977
Anglo American PLC (United Kingdom)	383,014	16,964,068
Antofagasta PLC	118,745	2,273,243
Argo Blockchain PLC (a)	126,323	102,709
Ascential PLC (a)	115,478	457,841
Ashmore Group PLC	153,430	424,150
Ashtead Group PLC	133,639	6,910,105
ASOS PLC (a)	21,965	382,465
Associated British Foods PLC	107,083	2,142,811
Assura PLC	894,172	737,731
Aston Martin Lagonda Global Holdings PLC (a)(c)	20,999	220,007
AstraZeneca PLC (United Kingdom)	464,591	61,995,597
Auction Technology Group PLC (a)	21,878	240,754
Auto Trader Group PLC (c)	279,152	2,203,113
Avast PLC (c)	185,083	1,300,798
Aveva Group PLC	35,381	950,902
Aviva PLC	1,114,221	5,977,939
Avon Protection PLC	7,938	105,051
Babcock International Group PLC (a)	65,672	250,733
BAE Systems PLC	933,481	8,622,244
Balfour Beatty PLC	248,771	753,704
Bank of Georgia Group PLC	14,643	225,610
Barclays PLC	4,986,028	9,165,030
Barratt Developments PLC	303,066	1,854,171
Beazley PLC	195,419	1,052,643
Bellway PLC	37,878	1,150,441
Berkeley Group Holdings PLC	32,911	1,669,131
Biffa PLC (c)	130,608	566,479
Big Yellow Group PLC	54,311	981,507
Bodycote PLC	64,648	501,401
BP PLC	5,914,972	28,556,274
Brewin Dolphin Holding PLC	87,289	559,058
Bridgepoint Group Holdings Ltd. (c)	81,073	309,347
British American Tobacco PLC (United Kingdom)	650,926	27,281,832
British Land Co. PLC	280,865	1,809,168
Britvic PLC	81,392	872,203
BT Group PLC	2,684,574	5,953,277
Bunzl PLC	99,464	3,837,383
Burberry Group PLC	120,815	2,384,340
Bytes Technology Group PLC	91,458	508,415
Capita Group PLC (a)	402,533	120,127
Capital & Counties Properties PLC	244,447	505,068
Capricorn Energy PLC (a)	143,688	369,571
Carnival PLC (a)	44,787	702,182
Centrica PLC (a)	1,718,186	1,702,361
Ceres Power Holdings PLC (a)	30,525	278,527
Chemring Group PLC	119,920	523,686
Cineworld Group PLC (a)(b)	233,534	89,389
Civitas Social Housing PLC	185,403	198,692
Clarkson PLC	6,524	300,381
Clipper Logistics PLC	26,693	288,803
Close Brothers Group PLC	44,395	615,577
Coats Group PLC	590,174	521,748
Compass Group PLC	531,775	11,221,437
Computacenter PLC	22,206	746,114
ConvaTec Group PLC (c)	505,209	1,336,424
Countryside Partnerships PLC (a)(c)	168,461	525,985
Craneware PLC	10,876	234,644
Cranswick PLC	16,010	636,627
Crest Nicholson Holdings PLC	75,679	238,122
Croda International PLC	42,112	4,090,193
Currys PLC	370,312	429,353
Custodian (REIT) PLC	176,590	221,375
CVS Group PLC	18,402	415,421
Dechra Pharmaceuticals PLC	33,140	1,501,751
Deliveroo PLC Class A (a)(c)	200,185	276,668
Derwent London PLC	29,756	1,129,000
Diageo PLC	697,840	34,814,427
Diploma PLC	38,844	1,332,302
Direct Line Insurance Group PLC	387,918	1,231,204
Diversified Gas & Oil PLC	260,645	393,797
Domino's Pizza UK & IRL PLC	128,810	557,948
Dr. Martens Ltd.	132,159	345,546
Drax Group PLC	174,260	1,761,020
DS Smith PLC	444,457	1,826,392
Dunelm Group PLC	35,306	432,337
easyJet PLC (a)	98,150	680,130
Electrocomponents PLC	140,973	1,840,047
Elementis PLC (a)	172,963	262,729
EMIS Group PLC	19,237	320,650
Empiric Student Property PLC	182,726	209,516
Energean PLC (a)	35,141	516,583
Ergomed PLC (a)	10,466	154,421
Essentra PLC	105,017	411,556
Eurasia Mining PLC (a)	551,626	56,736
Euromoney Institutional Invest	28,566	352,245
FD Technologies PLC (a)	7,774	230,354
Ferrexpo PLC	114,124	234,346
Fever-Tree Drinks PLC	34,678	786,315
Firstgroup PLC (a)	312,935	439,295
Forterra PLC (c)	76,777	240,030
Frasers Group PLC (a)	68,762	584,021
Frontier Developments PLC (a)	12,866	207,238
Funding Circle Holdings PLC (a)(c)	56,056	51,059
Future PLC	33,936	929,446
Games Workshop Group PLC	9,274	857,084
Gamma Communications PLC	26,395	393,420
GB Group PLC	71,082	515,133
Genuit Group PLC	83,048	468,817
Genus PLC	20,432	641,950
GlaxoSmithKline PLC	1,503,681	33,896,844
Grainger Trust PLC	195,167	725,976
Great Portland Estates PLC	57,798	490,932
Greatland Gold PLC (a)	1,389,638	231,977
Greggs PLC	29,688	866,175
Halfords Group PLC	79,925	227,431
Halma PLC	112,959	3,467,338
Hammerson PLC	873,367	315,314
Harbour Energy PLC	117,978	739,840
Hargreaves Lansdown PLC	109,935	1,258,574
Hays PLC	480,038	737,265
Helical PLC	24,389	132,625
Helios Towers PLC (a)	247,501	345,738
Hikma Pharmaceuticals PLC	54,213	1,273,486
Hill & Smith Holdings PLC	24,095	416,733
Hochschild Mining PLC	116,153	170,625
Home (REIT) PLC	110,629	169,014
HomeServe PLC	96,916	1,191,071
Hotel Chocolat Group Ltd. (a)	31,140	146,289
Howden Joinery Group PLC	179,595	1,700,319
HSBC Holdings PLC (United Kingdom)	6,073,066	37,951,364
Hunting PLC	34,510	125,800
Ibstock PLC (c)	131,633	310,745
Ideagen PLC	63,226	185,152
IG Group Holdings PLC	120,628	1,232,827
IMI PLC	80,871	1,361,441
Impax Asset Management Group PLC	28,076	303,634
Imperial Brands PLC	277,810	5,782,761
Inchcape PLC	119,890	1,072,736
Indivior PLC (a)	223,468	875,215
Informa PLC (a)	450,795	3,197,895
IntegraFin Holdings PLC	91,803	413,987
InterContinental Hotel Group PLC	54,437	3,475,244
Intermediate Capital Group PLC	91,505	1,751,083
Intertek Group PLC	47,730	2,974,293
Investec PLC	203,602	1,199,194
IP Group PLC	309,060	318,689
IQE PLC (a)	278,395	104,249
ITM Power PLC (a)(b)	125,014	515,034
ITV PLC	1,078,159	995,629
J Sainsbury PLC	511,483	1,492,382
J.D. Wetherspoon PLC (a)	36,132	328,321
JD Sports Fashion PLC	802,642	1,322,494
Jet2 PLC (a)	50,597	777,017
John Wood Group PLC (a)	220,706	613,676
Johnson Matthey PLC	60,104	1,653,358
Jupiter Fund Management PLC	129,235	288,458
Just Group PLC	396,572	418,937
Kainos Group PLC	29,000	439,378
Keller Group PLC	17,202	181,275
Keywords Studios PLC	22,787	683,567
Kingfisher PLC	647,354	2,041,477
Land Securities Group PLC	209,579	1,965,551
Learning Technologies Group PLC	166,265	272,038
Legal & General Group PLC	1,780,103	5,548,751
Liontrust Asset Management PLC	18,772	272,449
Lloyds Banking Group PLC	21,170,008	12,023,797
London Stock Exchange Group PLC	98,667	9,727,751
Londonmetric Properity PLC	327,208	1,105,921
LXI REIT PLC	290,803	539,801
M&G PLC	784,308	2,082,296
Marks & Spencer Group PLC (a)	582,638	994,633
Marshalls PLC	63,886	488,891
Marston's PLC (a)	147,334	137,790
Mediclinic International PLC (London) (a)	131,974	611,824
Meggitt PLC (a)	254,295	2,465,369
Melrose Industries PLC	1,346,980	1,957,294
Micro Focus International PLC	90,927	429,375
Mitchells & Butlers PLC (a)	68,521	195,191
Mitie Group PLC	702,034	473,272
Mondi PLC	149,873	2,815,509
Moneysupermarket.com Group PLC	192,513	421,730
Morgan Advanced Materials PLC	82,475	289,237
Morgan Sindall PLC	11,793	317,967
National Express Group PLC Class L (a)	168,719	522,974
National Grid PLC	1,071,979	15,926,368
NatWest Group PLC	1,669,693	4,479,432
NCC Group Ltd.	93,834	212,982
Network International Holdings PLC (a)(c)	144,052	470,608
Next PLC	40,364	3,023,292
Ninety One PLC	113,922	379,585
NMC Health PLC (a)	17,953	179
Ocado Group PLC (a)	149,227	1,706,657
OSB Group PLC	147,442	1,029,210
Pagegroup PLC	101,494	621,029
Pantheon Resources PLC (a)	189,875	293,273
Paragon Banking Group PLC	103,973	642,995
Pearson PLC	227,652	2,210,456
Pennon Group PLC	83,170	1,155,751
Persimmon PLC	95,495	2,487,098
Pets At Home Group PLC	151,956	589,833
Phoenix Group Holdings PLC	201,621	1,527,158
Premier Foods PLC	237,218	328,122
Primary Health Properties PLC	456,585	828,021
Provident Financial PLC	90,630	290,079
Prudential PLC	826,283	10,285,943
PZ Cussons PLC Class L	76,203	195,531
QinetiQ Group PLC	169,860	720,651
Quilter PLC (c)	528,498	870,587
Rathbone Brothers PLC	26,708	704,990
Reach PLC	96,647	196,953
Reckitt Benckiser Group PLC	214,627	16,737,816
Redde Northgate PLC	89,139	440,960
Redrow PLC	77,835	510,232
RELX PLC (London Stock Exchange)	573,560	17,086,629
Renishaw PLC	10,364	547,708
Rentokil Initial PLC	560,323	3,848,451
Restore PLC	34,718	192,937
Rightmove PLC	255,327	1,962,724
Rio Tinto PLC	336,215	23,755,663
Rolls-Royce Holdings PLC (a)	2,507,412	2,570,501
Rotork PLC	248,367	906,174
Royal Mail PLC	243,618	1,044,220
RWS Holdings PLC	115,055	630,127
S4 Capital PLC (a)	79,231	299,680
Sabre Insurance Group PLC (c)	68,008	178,175
Safestore Holdings PLC	60,798	956,460
Sage Group PLC	289,502	2,656,642
Savills PLC	42,350	569,718
Schroders PLC	37,035	1,307,344
Secure Income (REIT) PLC	56,413	305,787
Segro PLC	356,830	5,974,083
Senior Engineering Group PLC (a)	101,169	161,370
Serco Group PLC	374,869	708,908
Serica Energy PLC	44,981	197,614
Severn Trent PLC	75,991	2,986,563
Shaftesbury PLC	46,943	351,534
Shell PLC (London)	2,308,177	61,965,077
Smart Metering Systems PLC	45,791	473,633
Smith & Nephew PLC	257,943	4,180,885
Smiths Group PLC	115,454	2,112,728
Softcat PLC	38,039	671,818
Spectris PLC	34,932	1,277,599
Spirax-Sarco Engineering PLC	22,153	3,342,789
Spire Healthcare Group PLC (a)(c)	139,507	376,587
Spirent Communications PLC	175,105	506,296
SSE PLC	316,378	7,348,140
SSP Group PLC (a)	223,420	659,452
St. James's Place PLC	164,934	2,650,422
Stagecoach Group PLC (a)	106,997	140,132
Standard Chartered PLC (United Kingdom)	783,053	5,353,202
SThree PLC	31,728	146,263
Synthomer PLC	126,395	480,928
Target Healthcare (REIT) PLC	54,227	75,686
Tate & Lyle PLC	139,691	1,357,741
Taylor Wimpey PLC	1,121,656	1,764,091
Team17 Group PLC (a)	31,186	169,848
Telecom Plus PLC	19,977	412,109
Tesco PLC	2,249,318	7,641,653
The Go-Ahead Group PLC (a)	11,430	135,611
The Restaurant Group PLC (a)	262,270	200,754
The Weir Group PLC	78,373	1,506,681
TI Fluid Systems PLC (c)	88,283	179,409
Trainline PLC (a)(c)	148,362	524,316
Travis Perkins PLC	68,576	1,045,950
Tritax Big Box REIT PLC	550,503	1,680,504
Tullow Oil PLC (a)	327,059	227,738
Tyman PLC	92,259	316,891
Ultra Electronics Holdings PLC	23,176	943,916
Unilever PLC	768,489	35,727,144
Unite Group PLC	104,176	1,475,155
United Utilities Group PLC	204,272	2,935,473
Urban Logistics REIT PLC	167,435	390,169
Vesuvius PLC	61,652	250,649
Victoria PLC (a)	19,921	159,743
Victrex PLC	31,639	721,474
Virgin Money UK PLC	400,364	868,628
Vistry Group PLC	64,377	671,650
Vivo Energy PLC (c)	147,893	267,394
Vodafone Group PLC	8,148,367	12,336,296
Volution Group PLC	69,672	354,883
Warehouse (REIT) PLC	69,692	139,300
WH Smith PLC (a)	40,560	729,726
Whitbread PLC	62,599	2,185,133
Wickes Group PLC	102,109	243,424
Workspace Group PLC	71,752	600,458
YouGov PLC	31,106	490,166

TOTAL UNITED KINGDOM		773,535,212

United States of America - 0.2%
360 DigiTech, Inc. ADR	29,978	432,583
Coca-Cola European Partners PLC	62,517	3,122,724
Coronado Global Resources, Inc. unit (c)	212,400	342,168
Dada Nexus Ltd. ADR (a)	16,603	126,681
DiDi Global, Inc. ADR	87,078	163,707
DouYu International Holdings Ltd. ADR (a)	55,295	97,872
Fiverr International Ltd. (a)(b)	9,556	508,857
Legend Biotech Corp. ADR (a)	15,969	641,155
Li Auto, Inc. ADR (a)	167,450	3,755,904
Nano-X Imaging Ltd. (a)(b)	12,068	110,905
Southern Copper Corp.	24,714	1,538,941
Yum China Holdings, Inc.	129,041	5,393,914

TOTAL UNITED STATES OF AMERICA		16,235,411

TOTAL COMMON STOCKS
(Cost $8,244,201,648)		8,220,002,563

Nonconvertible Preferred Stocks - 0.9%
Brazil - 0.4%
Alpargatas SA (PN)	69,200	274,339
Azul SA (a)	94,600	420,385
Banco ABC Brasil SA Series A	52,789	168,704
Banco Bradesco SA (PN)	1,487,352	5,409,154
Banco do Estado Rio Grande do Sul SA Class B	92,900	198,053
Banco Pan SA	78,600	148,807
Bradespar SA (PN)	79,156	468,953
Braskem SA Class A	61,100	497,060
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	70,811	575,059
Companhia Energetica de Minas Gerais (CEMIG) (PN)	353,150	1,047,889
Companhia Paranaense de Energia-COPEL (PN-B)	367,100	552,438
Gerdau SA	338,203	1,913,356
Gol Linhas Aereas Inteligentes SA (PN) (a)	94,546	290,870
Itau Unibanco Holding SA	1,456,960	7,034,382
Itausa-Investimentos Itau SA (PN)	1,359,263	2,532,148
Metalurgica Gerdau SA (PN)	195,700	449,671
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	1,488,686	9,117,692
Unipar Carbocloro SA	16,390	318,289

TOTAL BRAZIL		31,417,249

Chile - 0.0%
Embotelladora Andina SA Class B	156,427	284,326
Sociedad Quimica y Minera de Chile SA (PN-B)	41,320	3,067,165

TOTAL CHILE		3,351,491

Colombia - 0.0%
Bancolombia SA (PN)	119,471	1,159,092
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	30,608	2,254,848
Draegerwerk AG & Co. KGaA (non-vtg.)	3,600	178,164
Einhell Germany AG	1,430	294,161
Fuchs Petrolub AG	23,272	734,028
Henkel AG & Co. KGaA	43,999	2,825,234
Jungheinrich AG	17,950	439,022
Porsche Automobil Holding SE (Germany)	45,901	3,785,911
Sartorius AG (non-vtg.)	7,710	2,890,707
Sixt SE Preference Shares	2,910	210,322
Sto SE & Co. KGaA	1,245	261,220
Volkswagen AG	52,253	8,092,236

TOTAL GERMANY		21,965,853

Italy - 0.0%
Danieli & C. Officine Meccaniche SpA	7,847	122,752
Korea (South) - 0.2%
Daishin Securities Co. Ltd.	14,209	171,019
Hyundai Motor Co.	5,432	400,966
Hyundai Motor Co. Series 2	19,169	1,427,165
LG Chemical Ltd.	3,566	699,658
LG Household & Health Care Ltd.	813	318,279
Samsung Electronics Co. Ltd.	276,978	12,916,679

TOTAL KOREA (SOUTH)		15,933,766

Russia - 0.0%
Surgutneftegas OJSC (e)	1,961,555	44,507
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $80,721,341)		73,994,710
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $11,097,982)(f)	11,200,000	11,064,103
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.32% (g)	91,373,970	91,392,245
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	87,042,017	87,050,721
TOTAL MONEY MARKET FUNDS
(Cost $178,442,966)		178,442,966
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $8,514,463,937)		8,483,504,342
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(38,806,328)
NET ASSETS - 100%		$8,444,698,014
Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	909	June 2022	$90,745,470	$(1,068,548)	$(1,068,548)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	778	June 2022	41,132,860	585,637	585,637
TME S&P/TSX 60 Index Contracts (Canada)	62	June 2022	12,084,848	(223,842)	(223,842)
TOTAL FUTURES CONTRACTS					$(706,753)

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $221,536,726 or 2.6% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $7,112,638.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$--	$1,135,789,525	$1,044,397,280	$81,823	$--	$--	$91,392,245	0.2%
Fidelity Securities Lending Cash Central Fund 0.32%	53,637,748	189,894,321	156,481,348	571,501	--	--	87,050,721	0.2%
Total	$53,637,748	$1,325,683,846	$1,200,878,628	$653,324	$--	$--	$178,442,966

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$498,078,218	$77,170,766	$419,292,288	$1,615,164
Consumer Discretionary	905,519,514	72,067,249	833,355,356	96,909
Consumer Staples	698,514,759	69,677,198	628,795,739	41,822
Energy	450,135,764	163,629,114	285,738,674	767,976
Financials	1,586,161,215	387,790,999	1,198,064,186	306,030
Health Care	755,760,840	19,855,113	735,727,171	178,556
Industrials	1,088,377,147	115,509,938	972,812,394	54,815
Information Technology	951,063,037	61,030,929	889,872,317	159,791
Materials	769,067,436	175,732,855	592,786,093	548,488
Real Estate	307,980,342	34,161,803	272,857,548	960,991
Utilities	283,339,001	48,883,853	234,337,960	117,188
Government Obligations	11,064,103	--	11,064,103	--
Money Market Funds	178,442,966	178,442,966	--	--
Total Investments in Securities:	$8,483,504,342	$1,403,952,783	$7,074,703,829	$4,847,730
Derivative Instruments:
Assets
Futures Contracts	$585,637	$585,637	$--	$--
Total Assets	$585,637	$585,637	$--	$--
Liabilities
Futures Contracts	$(1,292,390)	$(1,292,390)	$--	$--
Total Liabilities	$(1,292,390)	$(1,292,390)	$--	$--
Total Derivative Instruments:	$(706,753)	$(706,753)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$585,637	$(1,292,390)
Total Equity Risk	585,637	(1,292,390)
Total Value of Derivatives	$585,637	$(1,292,390)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $70,741,863) — See accompanying schedule: Unaffiliated issuers (cost $8,336,020,971)	$8,305,061,376
Fidelity Central Funds (cost $178,442,966)	178,442,966
Total Investment in Securities (cost $8,514,463,937)		$8,483,504,342
Foreign currency held at value (cost $10,572,644)		10,482,572
Receivable for investments sold
Regular delivery		490,296
Delayed delivery		76,073
Receivable for fund shares sold		15,845,766
Dividends receivable		27,546,611
Reclaims receivable		10,548,119
Distributions receivable from Fidelity Central Funds		183,297
Other receivables		41,829
Total assets		8,548,718,905
Liabilities
Payable to custodian bank	$9,489
Payable for investments purchased
Regular delivery	213,385
Delayed delivery	336,785
Payable for fund shares redeemed	4,149,555
Accrued management fee	435,616
Payable for daily variation margin on futures contracts	1,234,900
Deferred taxes	10,317,518
Other payables and accrued expenses	271,639
Collateral on securities loaned	87,052,004
Total liabilities		104,020,891
Net Assets		$8,444,698,014
Net Assets consist of:
Paid in capital		$8,467,259,883
Total accumulated earnings (loss)		(22,561,869)
Net Assets		$8,444,698,014
Net Asset Value, offering price and redemption price per share ($8,444,698,014 ÷ 671,130,785 shares)		$12.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$118,158,917
Non-Cash dividends		8,957,033
Interest		15,565
Income from Fidelity Central Funds (including $571,501 from security lending)		653,324
Income before foreign taxes withheld		127,784,839
Less foreign taxes withheld		(11,697,179)
Total income		116,087,660
Expenses
Management fee	$2,634,559
Independent trustees' fees and expenses	13,091
Interest	249
Total expenses		2,647,899
Net investment income (loss)		113,439,761
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	33,175,265
Foreign currency transactions	(170,048)
Futures contracts	(11,637,498)
Total net realized gain (loss)		21,367,719
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $2,035,545)	(1,335,742,775)
Assets and liabilities in foreign currencies	(1,742,905)
Futures contracts	(709,990)
Total change in net unrealized appreciation (depreciation)		(1,338,195,670)
Net gain (loss)		(1,316,827,951)
Net increase (decrease) in net assets resulting from operations		$(1,203,388,190)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$113,439,761	$177,250,777
Net realized gain (loss)	21,367,719	(9,815,269)
Change in net unrealized appreciation (depreciation)	(1,338,195,670)	1,329,118,103
Net increase (decrease) in net assets resulting from operations	(1,203,388,190)	1,496,553,611
Distributions to shareholders	(217,671,505)	(90,362,587)
Share transactions
Proceeds from sales of shares	2,161,894,872	4,282,334,390
Reinvestment of distributions	206,193,841	85,865,324
Cost of shares redeemed	(1,059,986,726)	(1,873,000,573)
Net increase (decrease) in net assets resulting from share transactions	1,308,101,987	2,495,199,141
Total increase (decrease) in net assets	(112,957,708)	3,901,390,165
Net Assets
Beginning of period	8,557,655,722	4,656,265,557
End of period	$8,444,698,014	$8,557,655,722
Other Information
Shares
Sold	155,506,406	299,302,742
Issued in reinvestment of distributions	14,892,066	6,485,296
Redeemed	(77,027,632)	(131,651,107)
Net increase (decrease)	93,370,840	174,136,931

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total International Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$14.81	$11.54	$12.09	$11.14	$12.39	$10.09
Income from Investment Operations
Net investment income (loss)A,B	.18	.35	.27	.37	.34	.31
Net realized and unrealized gain (loss)	(2.04)	3.14	(.50)	.81	(1.36)	2.04
Total from investment operations	(1.86)	3.49	(.23)	1.18	(1.02)	2.35
Distributions from net investment income	(.37)	(.22)	(.32)	(.23)	(.17)	(.04)
Distributions from net realized gain	–	–	–	–	(.06)	(.01)
Total distributions	(.37)	(.22)	(.32)	(.23)	(.23)	(.05)
Redemption fees added to paid in capitalA	–	–	–	–	–C	–C
Net asset value, end of period	$12.58	$14.81	$11.54	$12.09	$11.14	$12.39
Total ReturnD,E	(12.81)%	30.47%	(1.97)%	10.88%	(8.42)%	23.37%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	.06%H	.06%	.06%	.06%	.06%	.06%
Expenses net of fee waivers, if any	.06%H	.06%	.06%	.06%	.06%	.06%
Expenses net of all reductions	.06%H	.06%	.06%	.06%	.06%	.06%
Net investment income (loss)	2.59%H	2.47%	2.41%	3.25%	2.81%	2.65%
Supplemental Data
Net assets, end of period (000 omitted)	$8,444,698	$8,557,656	$4,656,266	$3,254,707	$589,295	$135,488
Portfolio turnover rateI	2%H,J	5%	4%	4%	3%	2%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity Total International Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Deferred taxes on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,196,377,447
Gross unrealized depreciation	(1,303,261,820)
Net unrealized appreciation (depreciation)	$(106,884,373)
Tax cost	$8,589,681,960

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Long-term	$(7,337,752)
Total capital loss carryforward	$(7,337,752)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total International Index Fund	1,280,475,408	104,652,689

Unaffiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below. The net realized gain or loss on investments delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity Total International Index Fund	13,066,155	51,582,020	176,131,768

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .06% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Total International Index Fund	Borrower	$14,441,000.31%		$249

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total International Index Fund	$61,419	$656	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity Total International Index Fund	.06%
Actual		$1,000.00	$871.90	$.28
Hypothetical-C		$1,000.00	$1,024.50	$.30

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

TI1-I-SANN-0622
1.9879614.105

Fidelity® U.S. Sustainability Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Microsoft Corp.	10.7
Tesla, Inc.	4.0
Alphabet, Inc. Class A	3.7
Alphabet, Inc. Class C	3.6
Johnson & Johnson	2.6
NVIDIA Corp.	2.5
Procter & Gamble Co.	2.1
Visa, Inc. Class A	1.9
MasterCard, Inc. Class A	1.7
The Home Depot, Inc.	1.7
34.5

Market Sectors as of April 30, 2022

% of fund's net assets
Information Technology	27.5
Health Care	14.2
Consumer Discretionary	12.7
Financials	11.1
Communication Services	10.4
Industrials	7.9
Consumer Staples	7.0
Materials	3.0
Real Estate	3.0
Energy	1.7
Utilities	1.1

Asset Allocation (% of fund's net assets)

As of April 30, 2022*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.8%

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	518,737	$24,017,523
Entertainment - 1.9%
Activision Blizzard, Inc.	97,591	7,377,880
Electronic Arts, Inc.	35,434	4,182,984
Take-Two Interactive Software, Inc. (a)	14,446	1,726,441
The Walt Disney Co. (a)	227,740	25,422,616
Warner Bros Discovery, Inc. (a)	279,013	5,064,086
		43,774,007
Interactive Media & Services - 7.3%
Alphabet, Inc.:
Class A (a)	37,689	86,013,459
Class C (a)	35,831	82,387,293
		168,400,752
Media - 0.2%
Cable One, Inc.	682	795,348
Interpublic Group of Companies, Inc.	49,331	1,609,177
Omnicom Group, Inc.	26,631	2,027,418
Sirius XM Holdings, Inc. (b)	125,426	752,556
		5,184,499

TOTAL COMMUNICATION SERVICES		241,376,781

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.2%
Aptiv PLC (a)	33,894	3,606,322
BorgWarner, Inc.	30,040	1,106,373
		4,712,695
Automobiles - 4.0%
Tesla, Inc. (a)	106,954	93,131,265
Distributors - 0.3%
Genuine Parts Co.	17,845	2,320,742
LKQ Corp. (b)	34,695	1,721,913
Pool Corp.	5,023	2,035,420
		6,078,075
Hotels, Restaurants & Leisure - 2.4%
Booking Holdings, Inc. (a)	5,145	11,372,045
Darden Restaurants, Inc.	16,260	2,141,930
Domino's Pizza, Inc.	4,559	1,540,942
Hilton Worldwide Holdings, Inc.	34,921	5,422,882
McDonald's Corp.	93,625	23,327,605
Starbucks Corp.	146,994	10,971,632
Vail Resorts, Inc.	5,067	1,287,829
		56,064,865
Household Durables - 0.3%
Garmin Ltd.	19,277	2,115,458
Mohawk Industries, Inc. (a)	7,219	1,018,312
Newell Brands, Inc.	47,967	1,110,436
NVR, Inc. (a)	414	1,811,751
		6,055,957
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	78,435	4,072,345
MercadoLibre, Inc. (a)	5,690	5,539,955
		9,612,300
Leisure Products - 0.1%
Hasbro, Inc.	16,419	1,445,857
Multiline Retail - 0.6%
Target Corp.	60,032	13,726,317
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	7,813	1,559,709
Best Buy Co., Inc.	27,736	2,494,298
Burlington Stores, Inc. (a)	8,365	1,702,779
CarMax, Inc. (a)	20,311	1,742,278
Lowe's Companies, Inc.	84,417	16,691,773
The Home Depot, Inc.	130,837	39,303,435
TJX Companies, Inc.	150,671	9,233,119
Tractor Supply Co.	14,260	2,872,677
		75,600,068
Textiles, Apparel & Luxury Goods - 1.2%
lululemon athletica, Inc. (a)	14,832	5,259,872
NIKE, Inc. Class B	160,102	19,964,719
VF Corp.	41,831	2,175,212
		27,399,803

TOTAL CONSUMER DISCRETIONARY		293,827,202

CONSUMER STAPLES - 7.0%
Beverages - 2.9%
Keurig Dr. Pepper, Inc.	88,830	3,322,242
PepsiCo, Inc.	173,239	29,746,869
The Coca-Cola Co.	514,140	33,218,585
		66,287,696
Food & Staples Retailing - 0.2%
Kroger Co.	88,516	4,776,323
Food Products - 0.8%
Bunge Ltd.	17,606	1,991,591
Campbell Soup Co. (b)	24,603	1,161,754
Conagra Brands, Inc.	60,102	2,099,363
General Mills, Inc.	75,890	5,367,700
Hormel Foods Corp.	37,388	1,958,757
Kellogg Co.	32,056	2,195,836
McCormick & Co., Inc. (non-vtg.)	31,242	3,142,008
The J.M. Smucker Co.	13,577	1,859,099
		19,776,108
Household Products - 2.8%
Colgate-Palmolive Co.	100,323	7,729,887
Kimberly-Clark Corp.	42,188	5,856,960
Procter & Gamble Co.	303,206	48,679,723
The Clorox Co.	15,394	2,208,577
		64,475,147
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	29,031	7,665,926

TOTAL CONSUMER STAPLES		162,981,200

ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	103,553	3,212,214
Schlumberger Ltd.	175,743	6,855,734
		10,067,948
Oil, Gas & Consumable Fuels - 1.3%
Cheniere Energy, Inc.	30,185	4,099,425
Marathon Petroleum Corp.	77,130	6,730,364
ONEOK, Inc.	55,873	3,538,437
Phillips 66 Co.	60,115	5,215,577
The Williams Companies, Inc.	152,238	5,220,241
Valero Energy Corp.	51,225	5,710,563
		30,514,607

TOTAL ENERGY		40,582,555

FINANCIALS - 11.1%
Banks - 2.0%
Citizens Financial Group, Inc.	62,619	2,467,189
First Republic Bank	22,145	3,304,477
Huntington Bancshares, Inc.	181,230	2,383,175
KeyCorp	116,656	2,252,627
M&T Bank Corp.	22,452	3,741,401
PNC Financial Services Group, Inc.	52,954	8,795,659
Regions Financial Corp.	119,439	2,474,776
SVB Financial Group (a)	7,353	3,585,617
Truist Financial Corp.	167,252	8,086,634
U.S. Bancorp	176,496	8,570,646
		45,662,201
Capital Markets - 4.6%
Ameriprise Financial, Inc.	14,019	3,721,904
Bank of New York Mellon Corp.	98,296	4,134,330
BlackRock, Inc. Class A	19,034	11,890,159
Carlyle Group LP	20,116	730,010
Cboe Global Markets, Inc.	13,362	1,509,639
Charles Schwab Corp.	181,557	12,042,676
CME Group, Inc.	45,030	9,876,880
FactSet Research Systems, Inc.	4,716	1,902,859
Franklin Resources, Inc.	37,728	927,732
Intercontinental Exchange, Inc.	70,591	8,175,144
Invesco Ltd.	43,359	796,938
MarketAxess Holdings, Inc.	4,764	1,255,838
Moody's Corp.	20,963	6,634,370
Morgan Stanley	168,622	13,589,247
NASDAQ, Inc.	14,666	2,307,988
Northern Trust Corp.	24,717	2,547,087
Raymond James Financial, Inc.	23,205	2,261,559
S&P Global, Inc.	44,378	16,708,317
State Street Corp.	45,811	3,067,963
T. Rowe Price Group, Inc.	28,160	3,464,806
		107,545,446
Consumer Finance - 0.9%
Ally Financial, Inc.	45,660	1,824,574
American Express Co.	82,490	14,411,828
Discover Financial Services	36,720	4,129,531
		20,365,933
Diversified Financial Services - 0.0%
Equitable Holdings, Inc.	45,642	1,315,859
Insurance - 3.6%
AFLAC, Inc.	78,739	4,510,170
Allstate Corp.	35,919	4,545,190
American International Group, Inc.	104,030	6,086,795
Aon PLC	27,606	7,950,252
Arch Capital Group Ltd. (a)	48,377	2,209,378
Arthur J. Gallagher & Co.	25,970	4,375,685
Assurant, Inc.	7,138	1,298,259
Chubb Ltd.	53,969	11,141,900
Erie Indemnity Co. Class A	3,194	511,934
Hartford Financial Services Group, Inc.	42,643	2,982,025
Lincoln National Corp.	21,507	1,293,646
Loews Corp.	27,011	1,697,371
Marsh & McLennan Companies, Inc.	63,260	10,229,142
Principal Financial Group, Inc.	33,210	2,262,929
Progressive Corp.	73,299	7,869,381
Prudential Financial, Inc.	47,359	5,138,925
The Travelers Companies, Inc.	30,824	5,272,753
Willis Towers Watson PLC	15,612	3,354,394
		82,730,129
Mortgage Real Estate Investment Trusts - 0.0%
Annaly Capital Management, Inc.	181,700	1,166,514

TOTAL FINANCIALS		258,786,082

HEALTH CARE - 14.2%
Biotechnology - 1.8%
Amgen, Inc.	70,574	16,457,151
Biogen, Inc. (a)	18,405	3,817,933
BioMarin Pharmaceutical, Inc. (a)	23,003	1,871,294
Gilead Sciences, Inc.	157,168	9,326,349
Horizon Therapeutics PLC (a)	26,998	2,660,923
Vertex Pharmaceuticals, Inc. (a)	31,856	8,703,696
		42,837,346
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	5,700	1,633,506
Align Technology, Inc. (a)	9,386	2,721,095
Baxter International, Inc.	62,734	4,457,878
Dentsply Sirona, Inc.	27,390	1,095,326
DexCom, Inc. (a)	12,144	4,961,796
Edwards Lifesciences Corp. (a)	78,225	8,274,641
Hologic, Inc. (a)	31,501	2,267,757
IDEXX Laboratories, Inc. (a)	10,624	4,573,420
Insulet Corp. (a)(b)	8,641	2,065,113
Novocure Ltd. (a)(b)	11,707	896,522
ResMed, Inc.	18,258	3,651,052
STERIS PLC	12,532	2,807,795
Teleflex, Inc.	5,869	1,676,304
		41,082,205
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	19,558	2,958,930
Cardinal Health, Inc.	35,306	2,049,513
Centene Corp. (a)	73,109	5,888,930
Cigna Corp.	41,526	10,247,786
DaVita HealthCare Partners, Inc. (a)	8,299	899,363
HCA Holdings, Inc.	31,175	6,688,596
Humana, Inc.	16,105	7,159,639
Laboratory Corp. of America Holdings	11,991	2,881,197
Quest Diagnostics, Inc.	15,370	2,057,121
		40,831,075
Health Care Technology - 0.2%
Cerner Corp.	36,866	3,452,132
Teladoc Health, Inc. (a)(b)	18,051	609,402
		4,061,534
Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	37,839	4,513,058
Bio-Techne Corp.	4,923	1,869,214
Illumina, Inc. (a)	18,604	5,518,877
Mettler-Toledo International, Inc. (a)	2,880	3,679,286
Thermo Fisher Scientific, Inc.	49,372	27,298,766
Waters Corp. (a)	7,648	2,317,497
West Pharmaceutical Services, Inc.	9,282	2,924,387
		48,121,085
Pharmaceuticals - 6.5%
Bristol-Myers Squibb Co.	278,110	20,933,340
Catalent, Inc. (a)	21,448	1,942,331
Eli Lilly & Co.	101,877	29,761,328
Jazz Pharmaceuticals PLC (a)	7,702	1,234,014
Johnson & Johnson	329,849	59,524,551
Merck & Co., Inc.	316,487	28,069,232
Zoetis, Inc. Class A	59,280	10,507,380
		151,972,176

TOTAL HEALTH CARE		328,905,421

INDUSTRIALS - 7.9%
Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	48,171	1,643,595
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc. (b)	16,286	1,728,759
Expeditors International of Washington, Inc.	21,224	2,102,662
United Parcel Service, Inc. Class B	91,359	16,442,793
		20,274,214
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,071	863,655
Building Products - 0.7%
Allegion PLC	11,238	1,283,829
Fortune Brands Home & Security, Inc.	17,005	1,211,606
Johnson Controls International PLC	88,248	5,283,408
Lennox International, Inc.	4,127	879,835
Masco Corp.	30,582	1,611,366
Owens Corning	12,590	1,144,809
Trane Technologies PLC	29,762	4,163,406
		15,578,259
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	26,746	3,039,683
Waste Management, Inc.	52,413	8,618,794
		11,658,477
Electrical Equipment - 0.5%
Eaton Corp. PLC	49,943	7,242,734
Generac Holdings, Inc. (a)	7,905	1,734,199
Rockwell Automation, Inc.	14,532	3,671,800
		12,648,733
Industrial Conglomerates - 0.7%
3M Co.	72,200	10,412,684
Roper Technologies, Inc.	13,216	6,210,463
		16,623,147
Machinery - 2.4%
Caterpillar, Inc.	67,777	14,269,770
Cummins, Inc.	17,921	3,390,474
Deere & Co.	36,906	13,933,860
Dover Corp.	18,040	2,404,732
Fortive Corp.	42,681	2,454,158
IDEX Corp.	9,526	1,808,225
Illinois Tool Works, Inc.	39,327	7,751,745
PACCAR, Inc.	43,499	3,612,592
Pentair PLC	20,732	1,052,149
Snap-On, Inc.	6,731	1,430,270
Stanley Black & Decker, Inc.	20,427	2,454,304
Xylem, Inc.	22,593	1,818,737
		56,381,016
Professional Services - 0.1%
Robert Half International, Inc.	13,949	1,371,326
Road & Rail - 1.6%
AMERCO	1,231	659,176
CSX Corp.	277,894	9,542,880
Norfolk Southern Corp.	30,489	7,862,503
Union Pacific Corp.	80,547	18,871,357
		36,935,916
Trading Companies & Distributors - 0.4%
Fastenal Co.	72,064	3,985,860
United Rentals, Inc. (a)	9,070	2,870,836
W.W. Grainger, Inc.	5,487	2,743,665
		9,600,361

TOTAL INDUSTRIALS		183,578,699

INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 1.3%
Cisco Systems, Inc.	528,444	25,883,187
Motorola Solutions, Inc.	21,162	4,522,108
		30,405,295
Electronic Equipment & Components - 0.5%
Cognex Corp.	22,151	1,498,072
Keysight Technologies, Inc. (a)	23,079	3,237,291
Teledyne Technologies, Inc. (a)	5,846	2,522,841
Trimble, Inc. (a)	31,449	2,097,648
Zebra Technologies Corp. Class A (a)	6,696	2,475,243
		11,831,095
IT Services - 5.9%
Accenture PLC Class A	79,141	23,770,791
Automatic Data Processing, Inc.	52,797	11,519,249
IBM Corp.	112,364	14,855,644
MasterCard, Inc. Class A	109,913	39,940,186
Okta, Inc. (a)	18,495	2,206,638
The Western Union Co.	50,387	844,486
Visa, Inc. Class A	209,207	44,588,288
		137,725,282
Semiconductors & Semiconductor Equipment - 5.2%
Applied Materials, Inc.	113,132	12,484,116
Intel Corp.	509,572	22,212,243
Lam Research Corp.	17,641	8,216,472
NVIDIA Corp.	313,236	58,095,881
Texas Instruments, Inc.	115,713	19,700,138
		120,708,850
Software - 14.2%
Adobe, Inc. (a)	59,615	23,604,559
ANSYS, Inc. (a)	10,932	3,013,843
Autodesk, Inc. (a)	27,546	5,213,907
Cadence Design Systems, Inc. (a)	34,724	5,238,115
Citrix Systems, Inc.	15,627	1,564,263
Intuit, Inc.	33,705	14,113,969
Microsoft Corp.	893,672	248,011,854
Salesforce.com, Inc. (a)	122,663	21,581,328
VMware, Inc. Class A	26,290	2,840,372
Workday, Inc. Class A (a)	24,182	4,998,419
		330,180,629
Technology Hardware, Storage & Peripherals - 0.4%
Hewlett Packard Enterprise Co.	163,885	2,525,468
HP, Inc.	144,404	5,289,519
		7,814,987

TOTAL INFORMATION TECHNOLOGY		638,666,138

MATERIALS - 3.0%
Chemicals - 2.3%
DuPont de Nemours, Inc.	64,914	4,279,780
Ecolab, Inc.	32,314	5,472,053
International Flavors & Fragrances, Inc.	31,893	3,868,621
Linde PLC	64,220	20,034,071
LyondellBasell Industries NV Class A	33,357	3,536,843
PPG Industries, Inc.	29,745	3,807,063
Sherwin-Williams Co.	31,209	8,581,227
The Mosaic Co.	46,411	2,896,975
		52,476,633
Containers & Packaging - 0.3%
Amcor PLC	192,095	2,278,247
Ball Corp.	40,582	3,293,635
International Paper Co.	46,095	2,133,277
		7,705,159
Metals & Mining - 0.4%
Newmont Corp.	99,915	7,278,808
Steel Dynamics, Inc.	24,865	2,132,174
		9,410,982

TOTAL MATERIALS		69,592,774

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 2.8%
American Tower Corp.	57,060	13,752,601
Boston Properties, Inc.	18,593	2,186,537
Crown Castle International Corp.	54,152	10,029,492
Equinix, Inc.	11,282	8,112,661
Equity Residential (SBI)	44,638	3,637,997
Healthpeak Properties, Inc.	67,541	2,216,020
Host Hotels & Resorts, Inc.	89,461	1,820,531
Prologis (REIT), Inc.	92,634	14,848,304
Welltower, Inc.	54,537	4,952,505
Weyerhaeuser Co.	93,850	3,868,497
		65,425,145
Real Estate Management & Development - 0.2%
CBRE Group, Inc.	41,931	3,481,950

TOTAL REAL ESTATE		68,907,095

UTILITIES - 1.1%
Electric Utilities - 0.3%
Edison International	47,600	3,274,404
Eversource Energy	43,077	3,764,930
		7,039,334
Gas Utilities - 0.1%
Atmos Energy Corp.	16,591	1,881,419
UGI Corp.	26,224	899,483
		2,780,902
Multi-Utilities - 0.5%
Consolidated Edison, Inc.	44,323	4,110,515
Sempra Energy	40,011	6,456,175
		10,566,690
Water Utilities - 0.2%
American Water Works Co., Inc.	22,746	3,504,704
Essential Utilities, Inc.	30,082	1,346,470
		4,851,174

TOTAL UTILITIES		25,238,100

TOTAL COMMON STOCKS
(Cost $2,215,113,012)		2,312,442,047
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (c)
(Cost $396,357)	400,000	395,147
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.32% (d)	8,778,077	$8,779,833
Fidelity Securities Lending Cash Central Fund 0.32% (d)(e)	7,707,574	7,708,345
TOTAL MONEY MARKET FUNDS
(Cost $16,488,178)		16,488,178
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,231,997,547)		2,329,325,372
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(6,005,662)
NET ASSETS - 100%		$2,323,319,710

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	June 2022	$10,318,750	$(319,434)	$(319,434)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $395,147.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$15,023,399	$501,655,970	$507,899,536	$7,705	$--	$--	$8,779,833	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	2,463,470	56,058,300	50,813,425	9,211	--	--	7,708,345	0.0%
Total	$17,486,869	$557,714,270	$558,712,961	$16,916	$--	$--	$16,488,178

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$241,376,781	$241,376,781	$--	$--
Consumer Discretionary	293,827,202	293,827,202	--	--
Consumer Staples	162,981,200	162,981,200	--	--
Energy	40,582,555	40,582,555	--	--
Financials	258,786,082	258,786,082	--	--
Health Care	328,905,421	328,905,421	--	--
Industrials	183,578,699	183,578,699	--	--
Information Technology	638,666,138	638,666,138	--	--
Materials	69,592,774	69,592,774	--	--
Real Estate	68,907,095	68,907,095	--	--
Utilities	25,238,100	25,238,100	--	--
U.S. Government and Government Agency Obligations	395,147	--	395,147	--
Money Market Funds	16,488,178	16,488,178	--	--
Total Investments in Securities:	$2,329,325,372	$2,328,930,225	$395,147	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(319,434)	$(319,434)	$--	$--
Total Liabilities	$(319,434)	$(319,434)	$--	$--
Total Derivative Instruments:	$(319,434)	$(319,434)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(319,434)
Total Equity Risk	0	(319,434)
Total Value of Derivatives	$0	$(319,434)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $7,403,830) — See accompanying schedule: Unaffiliated issuers (cost $2,215,509,369)	$2,312,837,194
Fidelity Central Funds (cost $16,488,178)	16,488,178
Total Investment in Securities (cost $2,231,997,547)		$2,329,325,372
Segregated cash with brokers for derivative instruments		168,594
Receivable for fund shares sold		2,571,624
Dividends receivable		1,768,633
Distributions receivable from Fidelity Central Funds		5,409
Other receivables		15
Total assets		2,333,839,647
Liabilities
Payable for fund shares redeemed	$2,196,531
Accrued management fee	225,131
Payable for daily variation margin on futures contracts	390,000
Collateral on securities loaned	7,708,275
Total liabilities		10,519,937
Net Assets		$2,323,319,710
Net Assets consist of:
Paid in capital		$2,226,728,572
Total accumulated earnings (loss)		96,591,138
Net Assets		$2,323,319,710
Net Asset Value, offering price and redemption price per share ($2,323,319,710 ÷ 127,451,684 shares)		$18.23

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$15,296,886
Interest		705
Income from Fidelity Central Funds (including $9,211 from security lending)		16,916
Total income		15,314,507
Expenses
Management fee	$1,260,453
Independent trustees' fees and expenses	3,142
Total expenses before reductions	1,263,595
Expense reductions	(8)
Total expenses after reductions		1,263,587
Net investment income (loss)		14,050,920
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,953,225)
Futures contracts	(1,308,170)
Total net realized gain (loss)		(4,261,395)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(313,925,094)
Futures contracts	(605,564)
Total change in net unrealized appreciation (depreciation)		(314,530,658)
Net gain (loss)		(318,792,053)
Net increase (decrease) in net assets resulting from operations		$(304,741,133)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,050,920	$14,040,418
Net realized gain (loss)	(4,261,395)	3,187,164
Change in net unrealized appreciation (depreciation)	(314,530,658)	364,587,836
Net increase (decrease) in net assets resulting from operations	(304,741,133)	381,815,418
Distributions to shareholders	(20,452,876)	(5,983,382)
Share transactions
Proceeds from sales of shares	1,073,366,338	1,187,275,553
Reinvestment of distributions	19,223,799	5,525,267
Cost of shares redeemed	(312,533,329)	(188,928,085)
Net increase (decrease) in net assets resulting from share transactions	780,056,808	1,003,872,735
Total increase (decrease) in net assets	454,862,799	1,379,704,771
Net Assets
Beginning of period	1,868,456,911	488,752,140
End of period	$2,323,319,710	$1,868,456,911
Other Information
Shares
Sold	52,981,289	65,208,424
Issued in reinvestment of distributions	949,791	345,545
Redeemed	(15,854,038)	(10,378,452)
Net increase (decrease)	38,077,042	55,175,517

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity U.S. Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$20.91	$14.29	$13.18	$11.43	$10.90	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.12	.23	.23	.23	.21	.09
Net realized and unrealized gain (loss)	(2.59)	6.56	1.08	1.69	.41	.81
Total from investment operations	(2.47)	6.79	1.31	1.92	.62	.90
Distributions from net investment income	(.17)	(.17)	(.18)	(.15)	(.08)	–
Distributions from net realized gain	(.04)	–	(.02)	(.02)	(.01)	–
Total distributions	(.21)	(.17)	(.20)	(.17)	(.09)	–
Net asset value, end of period	$18.23	$20.91	$14.29	$13.18	$11.43	$10.90
Total ReturnD,E	(11.92)%	47.84%	9.99%	17.06%	5.67%	9.00%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.11%H	.11%	.11%	.11%	.11%	.11%H
Expenses net of fee waivers, if any	.11%H	.11%	.11%	.11%	.11%	.11%H
Expenses net of all reductions	.11%H	.11%	.11%	.11%	.11%	.11%H
Net investment income (loss)	1.23%H	1.28%	1.68%	1.84%	1.82%	1.86%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,323,320	$1,868,457	$488,752	$206,094	$6,125	$558
Portfolio turnover rateI	5%H	12%	10%	12%	15%	3%J

 A For the period May 9, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity U.S. Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$287,749,399
Gross unrealized depreciation	(199,746,916)
Net unrealized appreciation (depreciation)	$88,002,483
Tax cost	$2,241,003,455

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity U.S. Sustainability Index Fund	835,616,251	58,920,874

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .11% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity U.S. Sustainability Index Fund	$985	$43	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $8.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity U.S. Sustainability Index Fund	.11%
Actual		$1,000.00	$880.80	$.51
Hypothetical-C		$1,000.00	$1,024.25	$.55

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

USY-SANN-0622
1.9883816.104

Fidelity® International Sustainability Index Fund

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	3.6
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	2.2
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	2.1
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	1.9
AstraZeneca PLC (United Kingdom) (United Kingdom, Pharmaceuticals)	1.7
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	1.5
Alibaba Group Holding Ltd. (Cayman Islands, Internet & Direct Marketing Retail)	1.5
Commonwealth Bank of Australia (Australia, Banks)	1.0
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	1.0
Unilever PLC (United Kingdom, Personal Products)	1.0
17.5

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	21.2
Information Technology	11.7
Industrials	10.6
Consumer Discretionary	11.0
Health Care	10.4
Materials	9.1
Consumer Staples	7.5
Communication Services	7.1
Energy	4.3
Utilities	3.0
Real Estate	2.5

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	14.1%
United Kingdom	8.4%
Canada	8.4%
Taiwan	6.6%
France	6.5%
Cayman Islands	6.2%
Switzerland	6.0%
Australia	4.6%
Germany	4.6%
Other*	34.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	99.9
Short-Term Investments and Net Other Assets (Liabilities)	0.1

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 4.6%
APA Group unit	39,682	$318,850
Aristocrat Leisure Ltd.	19,613	455,068
ASX Ltd.	6,504	393,230
Aurizon Holdings Ltd.	59,773	168,806
Australia & New Zealand Banking Group Ltd.	93,913	1,787,088
BlueScope Steel Ltd.	16,757	238,211
Brambles Ltd.	49,278	363,884
Cochlear Ltd.	2,129	342,913
Coles Group Ltd.	44,902	590,401
Commonwealth Bank of Australia	56,715	4,122,246
Computershare Ltd.	18,026	317,800
Dexus unit	35,032	273,900
Evolution Mining Ltd.	59,531	168,449
Fortescue Metals Group Ltd.	56,449	853,118
Goodman Group unit	56,436	939,315
Insurance Australia Group Ltd.	83,463	266,522
Lendlease Group unit	22,093	189,257
Macquarie Group Ltd.	11,272	1,622,752
Mineral Resources Ltd.	5,508	223,808
Mirvac Group unit	129,375	218,656
Newcrest Mining Ltd.	29,753	558,742
Northern Star Resources Ltd.	37,110	255,086
Orica Ltd.	13,187	151,530
QBE Insurance Group Ltd.	49,660	428,431
Ramsay Health Care Ltd.	5,817	330,099
REA Group Ltd.	1,844	165,200
SEEK Ltd.	11,052	216,568
Sonic Healthcare Ltd.	14,647	378,277
Stockland Corp. Ltd. unit	78,398	226,918
Telstra Corp. Ltd.	139,863	397,022
The GPT Group unit	62,721	222,966
Transurban Group unit	102,395	1,028,211
Vicinity Centres unit	126,442	164,983
Woodside Petroleum Ltd.	32,374	704,332

TOTAL AUSTRALIA		19,082,639

Austria - 0.2%
Erste Group Bank AG	11,577	360,459
OMV AG	5,009	256,048
Voestalpine AG	3,720	96,805

TOTAL AUSTRIA		713,312

Bailiwick of Jersey - 0.3%
Ferguson PLC	7,337	920,421
WPP PLC	38,937	485,345

TOTAL BAILIWICK OF JERSEY		1,405,766

Belgium - 0.4%
Colruyt NV	1,804	66,244
KBC Group NV	8,375	569,767
Solvay SA Class A	2,435	228,981
UCB SA	4,221	479,812
Umicore SA	6,416	246,653

TOTAL BELGIUM		1,591,457

Bermuda - 0.2%
Alibaba Health Information Technology Ltd. (a)	128,000	72,118
Beijing Enterprises Water Group Ltd.	132,000	42,700
China Gas Holdings Ltd.	107,200	130,673
China Resource Gas Group Ltd.	32,000	120,236
China Ruyi Holdings Ltd. (a)(b)	76,000	18,215
CK Infrastructure Holdings Ltd.	21,500	144,553
Hopson Development Holdings Ltd.	24,990	48,183
Kunlun Energy Co. Ltd.	126,000	104,566
Shenzhen International Holdings Ltd.	51,500	55,156

TOTAL BERMUDA		736,400

Brazil - 0.9%
Americanas SA	20,991	101,899
Atacadao SA	17,100	71,147
B3 SA - Brasil Bolsa Balcao	204,900	551,213
Banco Bradesco SA	58,410	176,153
Banco do Brasil SA	27,600	185,453
Banco Santander SA (Brasil) unit	12,900	82,844
CCR SA	38,300	96,138
Cosan SA	33,644	142,907
Energisa SA unit	6,400	61,671
Equatorial Energia SA	32,200	166,994
Hapvida Participacoes e Investimentos SA (c)	138,400	245,506
Hypera SA	12,700	96,124
Klabin SA unit	24,000	100,681
Localiza Rent A Car SA	20,600	220,586
Lojas Renner SA	34,265	164,604
Natura & Co. Holding SA (a)	30,613	115,110
Petro Rio SA (a)	23,100	124,752
Raia Drogasil SA	37,500	158,755
Rede D'Oregon Sao Luiz SA (c)	12,900	95,838
Rumo SA	42,300	140,060
Telefonica Brasil SA	17,200	185,048
TIM SA	28,400	77,434
Totvs SA	17,100	110,577
Ultrapar Participacoes SA	24,400	64,505
Weg SA	57,280	348,735

TOTAL BRAZIL		3,884,734

Canada - 8.3%
Agnico Eagle Mines Ltd. (Canada)	15,219	885,904
Algonquin Power & Utilities Corp.	22,731	329,114
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	28,363	1,262,663
Ballard Power Systems, Inc. (a)	8,206	68,157
Bank of Montreal	21,454	2,274,744
Bank of Nova Scotia	40,365	2,556,099
Brookfield Asset Management, Inc. (Canada) Class A	46,901	2,339,482
CAE, Inc. (a)	10,396	247,225
Cameco Corp.	13,318	343,874
Canadian Apartment Properties (REIT) unit	2,767	108,384
Canadian Imperial Bank of Commerce	14,943	1,651,971
Canadian National Railway Co.	23,511	2,764,988
Canadian Tire Ltd. Class A (non-vtg.)	1,899	261,572
Enbridge, Inc.	67,275	2,935,770
FirstService Corp.	1,315	163,964
Fortis, Inc.	15,897	773,535
Franco-Nevada Corp.	6,372	963,649
Gildan Activewear, Inc.	6,579	222,928
Hydro One Ltd. (c)	10,760	290,892
Intact Financial Corp.	5,850	818,403
Keyera Corp.	7,314	181,448
Kinross Gold Corp.	42,510	214,759
Loblaw Companies Ltd.	5,577	510,141
Lundin Mining Corp.	22,322	203,820
Magna International, Inc. Class A (sub. vtg.)	9,581	577,403
Manulife Financial Corp.	64,784	1,266,784
Metro, Inc.	8,265	454,281
National Bank of Canada	11,310	789,891
Nutrien Ltd.	18,975	1,864,636
Parkland Corp.	5,283	150,062
Pembina Pipeline Corp.	18,448	698,056
Ritchie Bros. Auctioneers, Inc.	3,579	197,135
Rogers Communications, Inc. Class B (non-vtg.)	11,868	646,497
Shopify, Inc. Class A (a)	3,784	1,618,668
Sun Life Financial, Inc.	19,497	969,955
TELUS Corp.	15,063	376,853
Thomson Reuters Corp.	5,651	564,990
TMX Group Ltd.	1,932	196,697
Toromont Industries Ltd.	2,808	247,193
Wheaton Precious Metals Corp.	15,053	674,699
WSP Global, Inc.	3,938	459,262

TOTAL CANADA		34,126,548

Cayman Islands - 6.2%
3SBio, Inc. (c)	37,000	26,103
51job, Inc. sponsored ADR (a)(b)	1,022	62,189
AAC Technology Holdings, Inc. (b)	22,000	51,387
Alibaba Group Holding Ltd. (a)	505,000	6,159,833
Chailease Holding Co. Ltd.	43,297	344,266
China Conch Environment Protection Holdings Ltd. (a)	32,241	27,169
China Conch Venture Holdings Ltd.	52,500	136,331
China Education Group Holdings Ltd.	24,000	20,454
China Feihe Ltd. (c)	113,000	107,437
China Liansu Group Holdings Ltd.	34,000	42,518
China Medical System Holdings Ltd.	45,000	64,429
China Mengniu Dairy Co. Ltd.	107,000	577,481
CIFI Ever Sunshine Services Group Ltd.	22,000	29,137
CIFI Holdings Group Co. Ltd.	118,000	56,760
Country Garden Services Holdings Co. Ltd.	66,000	278,175
Dali Foods Group Co. Ltd. (c)	84,500	43,002
ENN Energy Holdings Ltd.	25,700	344,253
ESR Cayman Ltd. (a)(c)	65,800	199,743
Geely Automobile Holdings Ltd.	205,000	316,969
Genscript Biotech Corp. (a)	38,000	107,335
Greentown Service Group Co. Ltd.	42,000	41,812
Hansoh Pharmaceutical Group Co. Ltd. (c)	36,000	59,297
HUTCHMED China Ltd. sponsored ADR (a)	2,889	43,595
Jinxin Fertility Group Ltd. (c)	45,500	28,519
Kingdee International Software Group Co. Ltd. (a)	84,000	171,410
KWG Group Holdings Ltd. (b)	42,500	15,207
Lee & Man Paper Manufacturing Ltd.	39,000	18,655
Legend Biotech Corp. ADR (a)	2	80
Li Ning Co. Ltd.	79,000	615,739
Logan Property Holdings Co. Ltd.	45,000	14,001
Longfor Properties Co. Ltd. (c)	62,000	307,060
Meituan Class B (a)(c)	136,200	2,918,277
Microport Scientific Corp.	22,100	43,439
Minth Group Ltd.	24,000	56,549
NIO, Inc. sponsored ADR (a)	43,901	733,147
Shenzhou International Group Holdings Ltd.	27,000	366,362
Shimao Property Holdings Ltd. (d)	28,500	16,053
Sino Biopharmaceutical Ltd.	350,750	183,980
Tencent Holdings Ltd.	191,800	9,038,553
Tongcheng Travel Holdings Ltd. (a)	37,200	65,597
Topsports International Holdings Ltd. (c)	53,000	40,537
Uni-President China Holdings Ltd.	38,000	33,299
Vinda International Holdings Ltd. (b)	11,000	26,523
Vipshop Holdings Ltd. ADR (a)	14,698	112,587
Want Want China Holdings Ltd.	153,000	138,108
Wuxi Biologics (Cayman), Inc. (a)(c)	119,500	882,008
Xinyi Solar Holdings Ltd.	159,494	237,076
XPeng, Inc. ADR (a)	12,699	312,522
Yadea Group Holdings Ltd. (c)	42,000	63,306
Zhongsheng Group Holdings Ltd. Class H	20,500	135,460

TOTAL CAYMAN ISLANDS		25,713,729

Chile - 0.1%
Empresas CMPC SA	32,914	49,057
Empresas COPEC SA	12,956	95,260
Enel Americas SA	740,774	77,573
Falabella SA	25,829	72,541

TOTAL CHILE		294,431

China - 2.0%
360 Security Technology, Inc. (A Shares) (a)	13,500	16,575
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	2,900	10,468
A-Living Smart City Services C (H Shares) (c)	15,250	24,119
Air China Ltd.:
(A Shares) (a)	23,600	33,530
(H Shares) (a)	26,000	17,525
Angel Yeast Co. Ltd. (A Shares)	1,100	6,363
Anjoy Foods Group Co. Ltd. (A Shares)	400	7,804
BBMG Corp. (A Shares)	23,600	9,959
Beijing Capital International Airport Co. Ltd. (H Shares) (a)	70,000	38,242
By-Health Co. Ltd. (A Shares)	3,800	11,475
BYD Co. Ltd.:
(A Shares)	1,100	39,900
(H Shares)	30,500	887,603
CanSino Biologics, Inc.:
(A Shares) (a)	274	6,285
(H Shares) (a)(c)	2,400	25,466
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	400	7,694
China Communications Services Corp. Ltd. (H Shares)	70,000	31,881
China Construction Bank Corp.:
(A Shares)	81,800	74,796
(H Shares)	3,135,000	2,233,372
China Eastern Airlines Corp. Ltd.:
(A Shares) (a)	10,900	7,733
(H Shares) (a)	6,000	2,021
China International Travel Service Corp. Ltd. (A Shares)	3,100	84,094
China Jushi Co. Ltd. (A Shares)	5,457	12,874
China Merchants Bank Co. Ltd. (H Shares)	131,500	792,583
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	10,000	23,686
China Molybdenum Co. Ltd.:
(A Shares)	20,600	14,402
(H Shares)	132,000	65,643
China National Medicines Corp. Ltd. (A Shares)	2,500	11,104
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	4,000	22,259
China Southern Airlines Ltd. (A Shares) (a)	77,500	75,887
China Three Gorges Renewables Group Co. Ltd. (A Shares)	67,000	58,577
China Vanke Co. Ltd.:
(A Shares)	4,300	12,592
(H Shares)	79,800	188,169
Contemporary Amperex Technology Co. Ltd.	3,900	237,647
Dongfeng Motor Group Co. Ltd. (H Shares)	114,000	83,163
ENN Natural Gas Co. Ltd. (A Shares)	4,000	9,864
Eve Energy Co. Ltd. (A shares)	3,240	31,613
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	6,000	32,002
(H Shares) (c)	20,800	84,983
Ganfeng Lithium Co. Ltd. (A Shares)	1,300	21,490
GEM Co. Ltd. (A Shares)	8,600	8,690
GoerTek, Inc. (A Shares)	4,600	24,125
Gotion High-tech Co. Ltd. (A Shares) (a)	1,800	7,219
Great Wall Motor Co. Ltd.:
(A Shares)	3,900	14,472
(H Shares)	101,500	142,143
Greenland Holdings Corp. Ltd. (A Shares)	21,695	15,727
Guangzhou Automobile Group Co. Ltd. (H Shares)	98,000	83,094
Guangzhou Baiyunshan Pharma Health (A Shares)	3,600	15,771
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	600	7,356
Guangzhou R&F Properties Co. Ltd. (H Shares) (b)	40,800	15,146
Hangzhou Robam Appliances Co. Ltd. (A Shares)	2,100	9,749
Huaxia Bank Co. Ltd. (A Shares)	23,900	19,637
Industrial Bank Co. Ltd. (A Shares)	33,600	103,289
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	11,600	67,203
Jafron Biomedical Co. Ltd. (A Shares)	1,800	11,201
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	3,900	9,525
Jinke Properties Group Co. Ltd. (A Shares)	7,300	4,940
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	4,000	7,968
Ming Yang Smart Energy Group Ltd. (A Shares)	3,900	12,894
Offshore Oil Enginering Co. Ltd. (A Shares)	9,300	5,730
Ovctek China, Inc. (A Shares)	1,640	9,123
Pharmaron Beijing Co. Ltd.:
(A Shares)	1,800	33,946
(H Shares) (c)	3,600	45,225
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	19,900	133,257
(H Shares)	215,000	1,358,955
Poly Developments & Holdings (A Shares)	16,000	43,915
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	85,600	91,194
Shanghai Electric Group Co. Ltd. (A Shares)	13,400	7,741
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	3,700	23,850
(H Shares)	17,000	72,728
Shanghai M&G Stationery, Inc. (A Shares)	1,200	8,664
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	1,900	5,036
(H Shares)	31,800	51,420
Shenzhen Inovance Technology Co. Ltd. (A Shares)	3,600	31,100
Shenzhen Overseas Chinese Town Co. Ltd. (A Shares)	17,900	16,299
Sinotrans Ltd.	5,400	3,055
SKSHU Paint Co. Ltd. (A Shares)	420	4,690
Sungrow Power Supply Co. Ltd. (A Shares)	2,500	23,572
Suning.com Co. Ltd. (A Shares) (a)	18,200	8,861
TCL Technology Group Corp. (A Shares)	19,100	11,967
Topchoice Medical Corp. (a)	400	7,708
Transfar Zhilian Co. Ltd.	4,400	4,170
Unisplendour Corp. Ltd. (A Shares)	5,200	13,293
Wuchan Zhongda Group Co. Ltd.	9,200	6,835
WuXi AppTec Co. Ltd.	3,576	55,407
WuXi AppTec Co. Ltd. (H Shares) (c)	12,880	175,191
Xiamen Intretech, Inc.	2,300	7,102
Xinjiang Goldwind Science & Technology Co. Ltd. (H Shares)	40,818	58,016
Yantai Jereh Oilfield Services (A Shares)	1,800	8,379
Yunnan Baiyao Group Co. Ltd. (A Shares)	1,800	20,674
Zhejiang Chint Electric Co. Ltd. (A Shares)	2,700	13,181
Zhejiang Expressway Co. Ltd. (H Shares)	48,000	39,571
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	1,660	20,436
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. (A Shares)	1,200	8,483
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	2,100	6,002
Zoomlion Heavy Industry Science and Technology Co. Ltd.:
(A Shares)	22,800	19,865
(H Shares)	43,000	25,142

TOTAL CHINA		8,415,375

Colombia - 0.0%
Bancolombia SA	494	4,845
Czech Republic - 0.0%
Komercni Banka A/S	2,594	86,068
MONETA Money Bank A/S (c)	13,040	48,912

TOTAL CZECH REPUBLIC		134,980

Denmark - 2.6%
Ambu A/S Series B	5,097	67,089
Chr. Hansen Holding A/S	3,415	266,062
Coloplast A/S Series B	3,818	514,394
Demant A/S (a)	3,322	145,980
Genmab A/S (a)	2,196	772,205
GN Store Nord A/S	3,960	148,617
Novo Nordisk A/S Series B	55,939	6,389,704
Novozymes A/S Series B	6,824	475,698
ORSTED A/S (c)	6,304	697,415
Pandora A/S	3,317	291,254
Tryg A/S	11,687	277,883
Vestas Wind Systems A/S	33,678	858,823

TOTAL DENMARK		10,905,124

Egypt - 0.0%
Commercial International Bank SAE	46,526	112,729
Commercial International Bank SAE sponsored GDR	11,643	26,173

TOTAL EGYPT		138,902

Finland - 0.8%
Elisa Corp. (A Shares)	4,896	287,010
Kesko Oyj	9,124	229,710
Neste OYJ	14,155	607,374
Nordea Bank ABP	105,969	1,056,520
Orion Oyj (B Shares)	3,415	133,945
Stora Enso Oyj (R Shares)	19,585	385,423
UPM-Kymmene Corp.	17,907	619,444
Wartsila Corp.	15,299	122,849

TOTAL FINLAND		3,442,275

France - 6.5%
Accor SA (a)	5,395	177,245
Air Liquide SA	15,718	2,719,346
Alstom SA	10,396	228,508
Amundi SA (c)	1,930	116,051
AXA SA	64,666	1,710,741
BNP Paribas SA	37,461	1,942,405
Bouygues SA	7,399	254,402
Bureau Veritas SA	9,462	271,812
Carrefour SA	20,754	440,142
CNP Assurances	5,568	122,354
Compagnie Generale des Etablissements Michelin SCA Series B	5,612	695,102
Covivio	1,618	115,230
Danone SA	21,768	1,316,338
Eiffage SA	2,692	265,832
EssilorLuxottica SA	9,527	1,621,951
Eurazeo SA	1,195	91,823
Gecina SA	1,457	164,128
Kering SA	2,492	1,325,924
Klepierre SA	6,963	166,664
L'Oreal SA	8,346	3,036,358
Orange SA	66,406	790,590
Publicis Groupe SA	7,364	442,110
Schneider Electric SA	18,065	2,591,769
SEB SA	878	105,437
Societe Generale Series A	27,125	651,924
Teleperformance	1,955	701,671
TotalEnergies SE	83,415	4,095,925
Valeo SA	7,440	135,268
Vivendi SA	24,794	284,773
Wendel SA	836	83,294

TOTAL FRANCE		26,665,117

Germany - 4.4%
adidas AG	6,356	1,281,746
Allianz SE	13,614	3,071,783
BASF AG	30,680	1,615,700
Bayerische Motoren Werke AG (BMW)	11,051	902,489
Beiersdorf AG	3,428	344,310
Brenntag SE	5,265	406,266
Commerzbank AG (a)	32,610	212,889
Delivery Hero AG (a)(c)	5,451	191,619
Deutsche Borse AG	6,332	1,102,367
Deutsche Post AG	33,173	1,417,233
HeidelbergCement AG	5,006	288,383
HelloFresh AG (a)	5,588	235,558
Henkel AG & Co. KGaA	3,053	193,747
Lanxess AG	2,717	105,029
LEG Immobilien AG	2,378	243,818
Merck KGaA	4,306	798,881
MTU Aero Engines AG	1,752	353,318
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,688	1,116,404
Puma AG	3,449	253,773
SAP SE	34,686	3,515,288
Symrise AG	4,443	528,692
Telefonica Deutschland Holding AG	34,973	105,182

TOTAL GERMANY		18,284,475

Greece - 0.1%
Eurobank Ergasias Services and Holdings SA (a)	82,010	84,761
Hellenic Telecommunications Organization SA	7,141	137,379
Public Power Corp. of Greece (a)	6,322	50,616

TOTAL GREECE		272,756

Hong Kong - 1.2%
BOC Hong Kong (Holdings) Ltd.	124,500	450,673
China Everbright International Ltd.	118,962	69,827
China Jinmao Holdings Group Ltd.	172,000	56,529
China Overseas Land and Investment Ltd.	129,500	400,062
CITIC Pacific Ltd.	193,000	199,660
CSPC Pharmaceutical Group Ltd.	311,280	318,236
Fosun International Ltd.	94,500	99,593
Ganfeng Lithium Co. Ltd. (H Shares) (c)	9,600	114,905
Hang Seng Bank Ltd.	25,600	453,260
Hong Kong & China Gas Co. Ltd.	374,356	412,885
Hong Kong Exchanges and Clearing Ltd.	40,162	1,703,631
Lenovo Group Ltd.	240,000	233,041
MTR Corp. Ltd.	50,048	265,910
Sinotruk Hong Kong Ltd.	22,000	26,610
Swire Pacific Ltd. (A Shares)	18,500	105,374
Swire Properties Ltd.	38,400	92,028

TOTAL HONG KONG		5,002,224

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	13,913	118,682
OTP Bank PLC	7,276	219,202

TOTAL HUNGARY		337,884

India - 4.1%
Adani Green Energy Ltd. (a)	13,065	488,322
Adani Total Gas Ltd. (a)	9,201	291,964
Asian Paints Ltd.	12,828	540,075
Axis Bank Ltd. (a)	75,990	715,458
Bajaj Auto Ltd.	2,361	114,455
Bandhan Bank Ltd. (c)	20,790	90,044
Berger Paints India Ltd.	7,942	74,376
Bharat Petroleum Corp. Ltd.	27,162	127,669
Biocon Ltd. (a)	14,525	69,586
Britannia Industries Ltd.	3,370	143,650
Colgate-Palmolive Ltd.	4,188	90,268
Dabur India Ltd.	20,840	150,687
DLF Ltd.	19,117	91,996
Eicher Motors Ltd.	4,670	159,121
Grasim Industries Ltd.	9,340	204,986
Havells India Ltd.	8,685	147,888
HCL Technologies Ltd.	36,171	506,018
Hero Motocorp Ltd.	4,166	135,167
Hindalco Industries Ltd.	52,713	327,781
Hindustan Unilever Ltd.	27,728	804,627
Housing Development Finance Corp. Ltd.	57,569	1,658,970
Indraprastha Gas Ltd.	8,133	37,261
Info Edge India Ltd.	2,502	150,589
Infosys Ltd.	111,933	2,265,826
Lupin Ltd.	7,964	77,096
Mahindra & Mahindra Ltd.	29,090	348,085
Marico Ltd.	16,681	113,240
Motherson Sumi Systems Ltd.	42,913	76,559
Nestle India Ltd.	1,100	261,951
PI Industries Ltd.	2,569	94,932
Piramal Enterprises Ltd.	3,955	110,644
Reliance Industries Ltd.	94,968	3,436,765
Shree Cement Ltd.	357	119,973
Siemens Ltd.	2,276	66,988
State Bank of India	59,862	384,007
Tata Consultancy Services Ltd.	30,731	1,414,629
Titan Co. Ltd.	11,712	373,262
Trent Ltd.	5,633	89,458
UPL Ltd. (a)	16,274	173,548
Wipro Ltd.	44,003	288,768

TOTAL INDIA		16,816,689

Indonesia - 0.4%
PT Aneka Tambang Tbk	290,000	51,826
PT Bank Central Asia Tbk	1,871,200	1,049,503
PT Barito Pacific Tbk	969,000	56,621
PT Indah Kiat Pulp & Paper Tbk	105,900	55,193
PT Kalbe Farma Tbk	766,100	86,493
PT Merdeka Copper Gold Tbk (a)	427,718	155,872
PT Tower Bersama Infrastructure Tbk	285,600	59,298
PT Unilever Indonesia Tbk	235,700	63,088

TOTAL INDONESIA		1,577,894

Ireland - 0.7%
CRH PLC	25,813	1,020,255
DCC PLC (United Kingdom)	3,193	241,930
James Hardie Industries PLC CDI	15,078	434,673
Kerry Group PLC Class A	5,289	583,719
Kingspan Group PLC (Ireland)	5,134	477,909

TOTAL IRELAND		2,758,486

Isle of Man - 0.0%
NEPI Rockcastle PLC	13,700	83,824
Israel - 0.3%
Bank Hapoalim BM (Reg.)	36,488	340,730
Bank Leumi le-Israel BM	47,744	504,751
CyberArk Software Ltd. (a)	1,271	199,725

TOTAL ISRAEL		1,045,206

Italy - 0.9%
Amplifon SpA	3,854	153,755
Assicurazioni Generali SpA	36,580	692,572
Enel SpA	270,885	1,761,536
Intesa Sanpaolo SpA	549,915	1,120,571

TOTAL ITALY		3,728,434

Japan - 14.1%
AEON Co. Ltd.	22,100	420,016
Ajinomoto Co., Inc.	15,500	402,714
Ana Holdings, Inc. (a)	5,600	105,564
Asahi Kasei Corp.	40,800	334,751
Astellas Pharma, Inc.	62,100	945,517
Azbil Corp.	4,100	124,485
Bridgestone Corp.	18,900	692,755
Capcom Co. Ltd.	5,500	145,129
Central Japan Railway Co.	4,800	604,249
Chugai Pharmaceutical Co. Ltd.	22,400	671,220
CyberAgent, Inc.	13,000	137,343
Dai Nippon Printing Co. Ltd.	7,200	150,466
Dai-ichi Mutual Life Insurance Co.	33,500	670,805
Daifuku Co. Ltd.	3,400	209,061
Daikin Industries Ltd.	8,300	1,268,387
Daiwa House Industry Co. Ltd.	19,000	456,764
DENSO Corp.	14,400	877,612
East Japan Railway Co.	10,200	531,897
Eisai Co. Ltd.	7,700	335,342
ENEOS Holdings, Inc.	104,400	367,343
Fast Retailing Co. Ltd.	1,900	874,772
FUJIFILM Holdings Corp.	12,100	665,152
Fujitsu Ltd.	6,500	982,470
Hankyu Hanshin Holdings, Inc.	7,900	208,494
Hikari Tsushin, Inc.	700	81,965
Hirose Electric Co. Ltd.	1,100	139,561
Hitachi Construction Machinery Co. Ltd.	3,500	79,245
Hitachi Metals Ltd. (a)	6,900	107,672
Hoshizaki Corp.	1,900	120,350
Hoya Corp.	12,200	1,210,754
Hulic Co. Ltd.	12,200	103,009
Ibiden Co. Ltd.	3,400	127,064
INPEX Corp.	34,100	405,728
Isuzu Motors Ltd.	18,800	219,317
Itochu Corp.	39,400	1,189,131
JFE Holdings, Inc.	16,000	195,660
JSR Corp.	6,700	181,939
Kajima Corp.	15,700	174,968
Kansai Paint Co. Ltd.	5,900	81,254
Kao Corp.	16,000	641,256
KDDI Corp.	53,700	1,778,259
Keio Corp.	3,300	126,563
Kikkoman Corp.	4,700	264,145
Kobayashi Pharmaceutical Co. Ltd.	1,700	115,931
Komatsu Ltd.	29,300	659,440
Kubota Corp.	34,300	582,711
Kurita Water Industries Ltd.	3,100	105,761
Kyowa Hakko Kirin Co., Ltd.	8,700	183,368
Lawson, Inc.	1,700	62,526
LIXIL Group Corp.	9,400	165,330
Marubeni Corp.	52,000	567,612
Mazda Motor Corp. (a)	19,300	137,045
Mercari, Inc. (a)	3,100	50,801
Mitsubishi Chemical Holdings Corp.	41,400	252,442
Mitsubishi Estate Co. Ltd.	39,400	573,923
Mitsui Chemicals, Inc.	6,500	148,511
Mitsui Fudosan Co. Ltd.	30,600	648,529
Miura Co. Ltd.	2,700	56,397
Mizuho Financial Group, Inc.	80,490	977,367
MS&AD Insurance Group Holdings, Inc.	14,800	440,556
Murata Manufacturing Co. Ltd.	19,200	1,144,464
NEC Corp.	8,000	310,367
Nintendo Co. Ltd.	3,699	1,688,189
Nippon Building Fund, Inc.	48	249,183
Nippon Express Holdings, Inc.	2,500	146,577
Nippon Paint Holdings Co. Ltd.	27,800	220,213
Nippon Steel & Sumitomo Metal Corp.	28,600	454,128
Nippon Yusen KK	5,400	389,578
Nissin Food Holdings Co. Ltd.	2,100	146,082
Nitori Holdings Co. Ltd.	2,800	288,062
Nitto Denko Corp.	4,800	322,181
Nomura Holdings, Inc.	103,100	396,982
Nomura Real Estate Holdings, Inc.	3,900	95,026
Nomura Real Estate Master Fund, Inc.	137	172,009
Nomura Research Institute Ltd.	11,200	316,696
NTT Data Corp.	20,800	383,509
Obayashi Corp.	23,100	158,862
Odakyu Electric Railway Co. Ltd.	9,400	142,345
OMRON Corp.	6,300	371,411
Oriental Land Co. Ltd.	6,700	1,013,510
ORIX Corp.	40,600	740,502
ORIX JREIT, Inc.	88	118,951
Osaka Gas Co. Ltd.	12,000	216,281
Otsuka Corp.	3,700	121,257
Pan Pacific International Holdings Ltd.	14,000	214,387
Panasonic Holdings Corp.	73,900	658,685
Recruit Holdings Co. Ltd.	45,100	1,636,301
Resona Holdings, Inc.	69,700	303,086
ROHM Co. Ltd.	2,900	202,597
SCSK Corp.	4,900	77,902
Secom Co. Ltd.	7,100	499,517
Sekisui Chemical Co. Ltd.	12,400	167,910
Sekisui House Ltd.	20,800	361,253
Seven & i Holdings Co. Ltd.	25,100	1,109,845
SG Holdings Co. Ltd.	10,400	183,276
Sharp Corp.	6,300	53,306
Shimadzu Corp.	7,700	251,730
SHIMIZU Corp.	17,100	89,666
Shin-Etsu Chemical Co. Ltd.	11,800	1,621,727
Shionogi & Co. Ltd.	8,900	495,071
Shiseido Co. Ltd.	13,500	638,165
SoftBank Corp.	95,600	1,112,580
Sohgo Security Services Co., Ltd.	2,400	66,669
Sompo Holdings, Inc.	10,400	423,384
Sony Group Corp.	41,900	3,616,015
Stanley Electric Co. Ltd.	4,500	77,594
Sumitomo Chemical Co. Ltd.	50,900	216,437
Sumitomo Metal Mining Co. Ltd.	8,300	364,011
Sumitomo Mitsui Trust Holdings, Inc.	11,400	353,828
Suntory Beverage & Food Ltd.	4,400	173,364
Sysmex Corp.	5,400	354,227
T&D Holdings, Inc.	17,900	230,023
Taisei Corp.	6,200	167,946
Takeda Pharmaceutical Co. Ltd.	52,700	1,529,172
TDK Corp.	13,000	401,592
Terumo Corp.	20,900	622,092
Tobu Railway Co. Ltd.	5,900	132,621
Tokyo Century Corp.	1,100	33,882
Tokyo Electron Ltd.	5,000	2,109,734
Tokyo Gas Co. Ltd.	12,000	229,853
Tokyu Corp.	16,100	196,884
Toray Industries, Inc.	45,000	213,268
Toto Ltd.	4,600	155,015
Toyo Suisan Kaisha Ltd.	2,800	86,454
Unicharm Corp.	13,500	469,692
USS Co. Ltd.	8,200	136,514
West Japan Railway Co.	7,200	267,257
Yakult Honsha Co. Ltd.	4,100	212,301
Yamaha Corp.	4,300	164,290
Yamaha Motor Co. Ltd.	9,700	200,263
Yaskawa Electric Corp.	8,200	278,435
Yokogawa Electric Corp.	7,300	116,380
Z Holdings Corp.	89,600	351,755
ZOZO, Inc.	3,900	81,656

TOTAL JAPAN		58,454,375

Korea (South) - 2.0%
AMOREPACIFIC Corp.	970	137,303
AMOREPACIFIC Group, Inc.	1,135	44,415
BGF Retail Co. Ltd.	270	38,416
Celltrion Healthcare Co. Ltd.	2,802	140,361
CJ CheilJedang Corp.	276	86,332
CJ Corp.	465	31,601
CJ Logistics Corp. (a)	296	28,510
Coway Co. Ltd.	1,778	99,056
Doosan Bobcat, Inc.	1,486	48,028
GS Engineering & Construction Corp.	2,181	71,438
GS Holdings Corp.	1,446	49,684
Hankook Tire Co. Ltd.	2,773	75,705
Hanon Systems	6,227	55,429
Hanwha Solutions Corp. (a)	3,927	98,176
HD Hyundai Co. Ltd.	1,571	71,758
Hyundai Engineering & Construction Co. Ltd.	2,492	86,230
Hyundai Glovis Co. Ltd.	673	109,677
Kakao Corp.	10,463	726,991
KB Financial Group, Inc.	13,281	614,601
Korean Air Lines Co. Ltd. (a)	5,297	124,149
LG Chemical Ltd.	1,509	614,747
LG Corp.	2,788	160,146
LG Display Co. Ltd.	7,392	96,072
LG Electronics, Inc.	3,617	325,839
LG Household & Health Care Ltd.	312	222,260
Lotte Chemical Corp.	521	79,984
NAVER Corp.	4,131	915,324
POSCO Chemtech Co. Ltd.	1,038	109,073
Samsung Electro-Mechanics Co. Ltd.	1,834	236,122
Samsung Engineering Co. Ltd. (a)	5,141	104,334
Samsung Fire & Marine Insurance Co. Ltd.	1,076	177,407
Samsung SDI Co. Ltd.	1,843	873,253
Samsung SDS Co. Ltd.	1,121	129,942
Shinhan Financial Group Co. Ltd.	14,927	493,307
SK Biopharmaceuticals Co. Ltd. (a)	830	59,642
SK Innovation Co., Ltd.	1,654	261,844
SK Telecom Co. Ltd.	809	36,298
SK, Inc.	1,359	283,794
SKC Co. Ltd.	674	78,357
Yuhan Corp.	1,726	82,707

TOTAL KOREA (SOUTH)		8,078,312

Kuwait - 0.1%
Kuwait Finance House KSCP	168,753	542,322
Luxembourg - 0.1%
Tenaris SA	16,080	245,738
Malaysia - 0.6%
AMMB Holdings Bhd (a)	61,600	52,021
Axiata Group Bhd	93,904	75,474
CIMB Group Holdings Bhd	217,758	259,560
Dialog Group Bhd	125,100	71,538
DiGi.com Bhd	93,200	81,492
Fraser & Neave Holdings Bhd	4,600	24,243
Hap Seng Consolidated Bhd	21,700	36,638
Hartalega Holdings Bhd	49,800	49,527
IHH Healthcare Bhd	55,400	83,561
Kuala Lumpur Kepong Bhd	15,600	105,759
Malayan Banking Bhd	155,959	324,367
Malaysia Airports Holdings Bhd (a)	39,100	61,462
Maxis Bhd	74,600	64,850
MISC Bhd	51,900	92,853
Nestle (Malaysia) Bhd	2,200	67,243
Petronas Dagangan Bhd	9,600	47,786
Petronas Gas Bhd	24,800	96,606
PPB Group Bhd	21,100	81,934
Press Metal Bhd	104,400	143,124
Public Bank Bhd	493,800	530,760
QL Resources Bhd	30,200	34,881
RHB Bank Bhd	58,544	83,875
Sime Darby Bhd	81,000	43,296
Telekom Malaysia Bhd	43,400	49,550
Top Glove Corp. Bhd	172,200	65,388
Westports Holdings Bhd	35,500	31,614

TOTAL MALAYSIA		2,659,402

Mexico - 0.5%
Arca Continental S.A.B. de CV	14,400	91,376
CEMEX S.A.B. de CV unit (a)	496,300	218,400
Coca-Cola FEMSA S.A.B. de CV unit	17,480	95,313
Fomento Economico Mexicano S.A.B. de CV unit	67,000	503,785
Gruma S.A.B. de CV Series B	7,065	83,919
Grupo Bimbo S.A.B. de CV Series A	50,600	155,967
Grupo Financiero Banorte S.A.B. de CV Series O	87,000	574,316
Grupo Televisa SA de CV	78,300	145,346
Industrias Penoles SA de CV	4,310	47,460
Kimberly-Clark de Mexico SA de CV Series A	51,500	71,900
Operadora de Sites Mexicanos, SA de CV	44,300	54,098

TOTAL MEXICO		2,041,880

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	132,000	189,064
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (a)	4,224	298,109

TOTAL MULTI-NATIONAL		487,173

Netherlands - 3.8%
AEGON NV	60,117	311,688
Akzo Nobel NV	6,297	546,243
ASML Holding NV (Netherlands)	13,741	7,798,547
CNH Industrial NV	33,932	480,691
ING Groep NV (Certificaten Van Aandelen)	130,124	1,232,822
JDE Peet's BV	3,116	91,670
Koninklijke Ahold Delhaize NV	34,799	1,026,430
Koninklijke DSM NV	5,804	975,708
Koninklijke KPN NV	112,863	389,444
NN Group NV	9,049	443,235
Prosus NV	30,990	1,494,606
Randstad NV	3,861	204,166
Wolters Kluwer NV	8,683	876,834
Wolters Kluwer NV rights (a)(e)	8,683	9,435

TOTAL NETHERLANDS		15,881,519

New Zealand - 0.3%
Auckland International Airport Ltd. (a)	43,315	217,572
Fisher & Paykel Healthcare Corp.	18,891	259,602
Mercury Nz Ltd.	22,640	87,777
Meridian Energy Ltd.	44,268	134,356
Ryman Healthcare Group Ltd.	13,610	80,548
Spark New Zealand Ltd.	65,254	206,378
Xero Ltd. (a)	4,492	296,212

TOTAL NEW ZEALAND		1,282,445

Norway - 0.8%
Aker BP ASA	4,100	146,898
DNB Bank ASA	30,547	591,919
Equinor ASA	32,415	1,095,614
Mowi ASA	14,595	412,266
Norsk Hydro ASA	44,502	373,707
Orkla ASA	24,892	201,990
Telenor ASA	23,103	325,832

TOTAL NORWAY		3,148,226

Philippines - 0.2%
Ayala Land, Inc.	277,400	169,041
Bank of the Philippine Islands (BPI)	64,302	116,449
Globe Telecom, Inc.	920	39,932
GT Capital Holdings, Inc.	3,600	34,498
JG Summit Holdings, Inc.	95,813	101,760
SM Investments Corp.	7,805	126,610
SM Prime Holdings, Inc.	341,000	226,925
Universal Robina Corp.	29,280	57,186

TOTAL PHILIPPINES		872,401

Poland - 0.3%
Bank Polska Kasa Opieki SA	5,871	129,017
CD Projekt RED SA	2,318	62,736
Cyfrowy Polsat SA	8,679	47,260
KGHM Polska Miedz SA (Bearer)	4,773	154,398
Orange Polska SA	22,176	33,896
Polski Koncern Naftowy Orlen SA	10,323	174,401
Powszechna Kasa Oszczednosci Bank SA (a)	28,830	212,781
Powszechny Zaklad Ubezpieczen SA	20,833	144,034
Santander Bank Polska SA	1,242	75,634

TOTAL POLAND		1,034,157

Portugal - 0.1%
Galp Energia SGPS SA Class B	16,410	199,737
Jeronimo Martins SGPS SA	9,613	200,110

TOTAL PORTUGAL		399,847

Qatar - 0.3%
Ooredoo QSC	31,110	63,976
Qatar Fuel Co. (a)	16,336	82,224
Qatar National Bank SAQ (a)	152,460	973,349
The Commercial Bank of Qatar (a)	68,797	145,254

TOTAL QATAR		1,264,803

Russia - 0.0%
Gazprom OAO (d)	372,050	50,771
LUKOIL PJSC (d)	13,192	5,325
Mobile TeleSystems OJSC sponsored ADR (d)	14,384	14,326
Moscow Exchange MICEX-RTS OAO (d)	49,350	12,371
Novatek PJSC GDR (Reg. S) (d)	2,894	739
Novolipetsk Steel OJSC (d)	47,040	589
PhosAgro OJSC GDR (Reg. S) (d)	4,197	86
Polyus PJSC (d)	1,031	3,162

TOTAL RUSSIA		87,369

Saudi Arabia - 0.5%
Almarai Co. Ltd.	7,750	107,444
Bank Albilad	16,474	227,512
Dr Sulaiman Al Habib Medical Services Group Co.	1,630	86,915
Saudi Arabian Mining Co. (a)	14,305	526,312
Saudi Basic Industries Corp.	30,086	1,050,780
The Savola Group	7,883	75,030

TOTAL SAUDI ARABIA		2,073,993

Singapore - 1.1%
BOC Aviation Ltd. Class A (c)	7,100	55,695
CapitaLand Investment Ltd.	85,401	258,953
CapitaMall Trust	159,909	267,942
City Developments Ltd.	13,600	83,383
DBS Group Holdings Ltd.	60,151	1,459,301
Keppel Corp. Ltd.	49,400	243,631
Oversea-Chinese Banking Corp. Ltd.	112,700	1,000,617
Singapore Airlines Ltd. (a)	43,100	169,886
Singapore Exchange Ltd.	27,100	190,685
Singapore Telecommunications Ltd.	276,600	552,037
UOL Group Ltd.	16,700	87,751

TOTAL SINGAPORE		4,369,881

South Africa - 1.6%
Absa Group Ltd.	26,757	289,071
Anglo American Platinum Ltd.	1,783	197,098
Aspen Pharmacare Holdings Ltd.	12,644	135,290
Bid Corp. Ltd.	11,061	232,281
Bidvest Group Ltd./The	9,351	128,189
Capitec Bank Holdings Ltd.	2,704	377,451
Clicks Group Ltd.	8,625	168,395
Discovery Ltd. (a)	13,760	132,119
FirstRand Ltd.	168,169	724,250
Gold Fields Ltd.	29,636	401,555
Growthpoint Properties Ltd.	107,074	94,968
Impala Platinum Holdings Ltd.	27,403	354,469
Kumba Iron Ore Ltd.	2,103	69,816
MTN Group Ltd.	56,425	598,443
MultiChoice Group Ltd.	11,581	94,474
Naspers Ltd. Class N	7,246	730,802
Nedbank Group Ltd.	14,691	205,151
Northam Platinum Holdings Ltd. (a)	10,974	130,803
Old Mutual Ltd.	152,050	121,982
Remgro Ltd.	16,120	144,802
Sanlam Ltd.	61,024	252,795
Shoprite Holdings Ltd.	16,303	235,481
Spar Group Ltd./The	6,264	65,706
Standard Bank Group Ltd.	44,881	475,627
Vodacom Group Ltd.	20,365	195,601
Woolworths Holdings Ltd.	34,728	130,006

TOTAL SOUTH AFRICA		6,686,625

Spain - 1.4%
Banco Bilbao Vizcaya Argentaria SA	222,471	1,167,361
CaixaBank SA	148,571	479,572
Iberdrola SA	194,554	2,235,581
Industria de Diseno Textil SA	36,700	769,499
Naturgy Energy Group SA	6,467	194,542
Red Electrica Corporacion SA	14,714	296,255
Repsol SA	48,985	730,753

TOTAL SPAIN		5,873,563

Sweden - 1.9%
Alfa Laval AB	10,456	291,056
ASSA ABLOY AB (B Shares)	33,354	842,927
Atlas Copco AB:
(A Shares)	21,548	976,919
(B Shares)	13,813	546,688
Boliden AB	9,096	394,413
Electrolux AB (B Shares)	7,428	113,280
Ericsson (B Shares)	97,115	774,708
Essity AB (B Shares)	20,219	533,195
Evolution AB (c)	5,746	589,530
H&M Hennes & Mauritz AB (B Shares)	24,629	310,056
Husqvarna AB (B Shares)	13,341	127,528
Nibe Industrier AB (B Shares)	47,555	466,248
Sandvik AB	37,559	710,929
SKF AB (B Shares)	12,461	203,522
Svenska Cellulosa AB SCA (B Shares)	20,034	387,714
Tele2 AB (B Shares)	16,103	213,434
Telia Co. AB	88,502	367,338

TOTAL SWEDEN		7,849,485

Switzerland - 6.0%
ABB Ltd. (Reg.)	54,807	1,644,317
Adecco SA (Reg.)	5,242	202,288
Clariant AG (Reg.)	7,167	122,364
Coca-Cola HBC AG	6,630	134,416
Compagnie Financiere Richemont SA Series A	17,298	2,009,867
Geberit AG (Reg.)	1,185	675,774
Givaudan SA	305	1,212,229
Kuehne & Nagel International AG	1,767	494,312
Lindt & Spruengli AG	3	355,674
Lindt & Spruengli AG (participation certificate)	41	459,815
Lonza Group AG	2,431	1,433,401
Roche Holding AG (participation certificate)	23,306	8,642,192
SGS SA (Reg.)	193	495,918
Sika AG	4,691	1,432,905
Sonova Holding AG	1,732	624,604
Straumann Holding AG	3,350	394,937
Swiss Life Holding AG	1,019	595,825
Swiss Re Ltd.	9,931	814,410
Swisscom AG	834	493,145
Vifor Pharma AG	1,611	282,373
Zurich Insurance Group Ltd.	4,938	2,248,123

TOTAL SWITZERLAND		24,768,889

Taiwan - 6.6%
Acer, Inc.	102,000	94,684
ASE Technology Holding Co. Ltd.	113,000	360,713
AU Optronics Corp.	282,000	161,165
Cathay Financial Holding Co. Ltd.	263,547	554,434
Cheng Shin Rubber Industry Co. Ltd.	57,000	64,274
China Steel Corp.	397,000	481,183
Chunghwa Telecom Co. Ltd.	127,000	563,302
Compal Electronics, Inc.	133,000	99,857
CTBC Financial Holding Co. Ltd.	623,000	613,138
Delta Electronics, Inc.	65,000	542,897
E.SUN Financial Holdings Co. Ltd.	403,638	461,263
ECLAT Textile Co. Ltd.	6,000	98,506
Evergreen Marine Corp. (Taiwan)	85,894	413,118
Far Eastern New Century Corp.	94,000	95,342
Far EasTone Telecommunications Co. Ltd.	56,000	157,434
Feng Tay Enterprise Co. Ltd.	14,000	90,184
First Financial Holding Co. Ltd.	351,437	330,227
Fubon Financial Holding Co. Ltd.	252,756	635,005
HIWIN Technologies Corp.	9,500	70,389
Hotai Motor Co. Ltd.	10,000	195,119
Hua Nan Financial Holdings Co. Ltd.	293,382	234,765
Innolux Corp.	306,000	139,420
Inventec Corp.	95,000	81,203
Lite-On Technology Corp.	75,000	164,417
MediaTek, Inc.	51,000	1,406,755
Mega Financial Holding Co. Ltd.	364,000	512,000
Nan Ya Plastics Corp.	173,000	505,717
Nien Made Enterprise Co. Ltd.	5,000	52,691
Oneness Biotech Co. Ltd. (a)	7,000	45,897
President Chain Store Corp.	19,000	175,899
Ruentex Development Co. Ltd.	37,440	98,046
Sinopac Financial Holdings Co.	332,720	205,011
Taishin Financial Holdings Co. Ltd.	348,381	228,008
Taiwan Cement Corp.	179,000	278,030
Taiwan High Speed Rail Corp.	56,000	53,084
Taiwan Mobile Co. Ltd.	56,000	205,853
Taiwan Semiconductor Manufacturing Co. Ltd.	819,000	14,817,988
The Shanghai Commercial & Savings Bank Ltd.	119,000	196,419
Unified-President Enterprises Corp.	157,000	363,442
United Microelectronics Corp.	399,000	634,202
Wan Hai Lines Ltd.	20,400	98,939
Yageo Corp.	14,000	189,071
Yang Ming Marine Transport Corp. (a)	57,000	237,933
Yuanta Financial Holding Co. Ltd.	331,280	291,754

TOTAL TAIWAN		27,298,778

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	17,300	108,256
Advanced Information Service PCL NVDR	23,400	146,428
Airports of Thailand PCL:
(For. Reg.) (a)	51,000	98,642
NVDR (a)	91,700	177,363
Asset World Corp. PCL NVDR	247,500	34,658
B. Grimm Power PCL:
(For. Reg.)	13,000	12,271
NVDR	7,400	6,985
Bangkok Dusit Medical Services PCL:
(For. Reg.)	131,200	98,294
NVDR	175,800	131,708
Berli Jucker PCL unit	39,900	39,769
BTS Group Holdings PCL:
(For. Reg.)	90,133	23,326
NVDR	155,100	40,589
Bumrungrad Hospital PCL:
NVDR	9,400	43,837
(For. Reg.)	6,200	28,914
Central Pattana PCL:
(For. Reg.)	31,400	55,111
NVDR	37,600	65,993
Charoen Pokphand Foods PCL:
(For. Reg.)	53,600	37,679
(NVDR)	74,000	52,019
CP ALL PCL:
(For. Reg.)	83,000	156,628
NVDR	110,800	209,090
Energy Absolute PCL:
(For. Reg.)	20,900	53,365
NVDR	27,000	69,332
Home Product Center PCL:
(For. Reg.)	78,800	34,289
NVDR	140,600	61,181
Indorama Ventures PCL:
(For. Reg.)	25,100	32,898
NVDR	35,400	46,398
Intouch Holdings PCL:
(For. Reg.)	6,200	12,632
NVDR	28,300	57,659
Land & House PCL:
NVDR	159,000	44,228
(For. Reg.)	123,700	34,408
Minor International PCL:
unit (a)	47,868	48,417
warrants 2/15/24 (a)	878	125
(For. Reg.) (a)	48,599	49,157
Muangthai Leasing PCL:
(For. Reg.)	10,200	13,669
NVDR	12,000	16,082
Osotspa PCL NVDR	44,600	45,270
PTT Exploration and Production PCL:
(For. Reg.)	20,200	88,461
NVDR	25,400	111,233
PTT Global Chemical PCL:
(For. Reg.)	30,600	44,403
NVDR	53,700	77,923
SCB X PCL:
(For. Reg.)	5,700	18,849
NVDR unit	6,500	21,494
Siam Cement PCL:
(For. Reg.)	11,200	120,483
NVDR	14,800	159,209
Siam Commercial Bank PCL:
(For. Reg.)	5,700	19,155
(NVDR)	6,500	21,844
Sri Trang Gloves Thailand PCL NVDR	34,600	24,510
Thai Oil PCL:
(For. Reg.)	17,300	28,331
NVDR	18,200	29,805
Thai Union Frozen Products PCL:
(For. Reg.)	27,600	13,585
NVDR	64,800	31,896
True Corp. PCL:
(For. Reg.)	156,800	21,978
NVDR	202,100	28,327

TOTAL THAILAND		3,048,156

Turkey - 0.1%
Koc Holding A/S	25,804	69,861
Turk Sise ve Cam Fabrikalari A/S	48,557	59,256
Turkcell Iletisim Hizmet A/S	36,498	53,193
Turkiye Garanti Bankasi A/S	76,878	77,560
Turkiye Is Bankasi A/S Series C	54,597	38,719

TOTAL TURKEY		298,589

United Arab Emirates - 0.7%
Abu Dhabi Commercial Bank PJSC	90,630	251,185
Abu Dhabi Islamic Bank	46,846	111,980
Aldar Properties PJSC (a)	135,430	208,323
Emirates NBD Bank PJSC (a)	85,607	355,429
Emirates Telecommunications Corp.	115,896	1,104,357
First Abu Dhabi Bank PJSC	147,395	900,490

TOTAL UNITED ARAB EMIRATES		2,931,764

United Kingdom - 8.4%
Abrdn PLC	75,439	177,140
Antofagasta PLC	13,174	252,202
Ashtead Group PLC	14,837	767,180
Associated British Foods PLC	11,998	240,089
AstraZeneca PLC (United Kingdom)	51,484	6,870,089
Barratt Developments PLC	33,606	205,603
Berkeley Group Holdings PLC	3,852	195,360
British Land Co. PLC	28,106	181,042
BT Group PLC	297,732	660,247
Burberry Group PLC	13,050	257,548
Compass Group PLC	59,476	1,255,054
Croda International PLC	4,644	451,056
GlaxoSmithKline PLC	167,026	3,765,196
Informa PLC (a)	50,292	356,766
InterContinental Hotel Group PLC	5,970	381,123
Intertek Group PLC	5,215	324,973
J Sainsbury PLC	59,708	174,213
JD Sports Fashion PLC	85,381	140,680
Johnson Matthey PLC	6,603	181,637
Kingfisher PLC	68,774	216,884
Land Securities Group PLC	24,500	229,775
Legal & General Group PLC	199,202	620,932
Lloyds Banking Group PLC	2,363,254	1,342,243
Mondi PLC	7,610	142,961
Mondi PLC	8,000	150,837
National Grid PLC	119,430	1,774,369
Next PLC	4,353	326,043
NMC Health PLC (a)	987	10
Ocado Group PLC (a)	15,949	182,403
Reckitt Benckiser Group PLC	23,721	1,849,896
RELX PLC (London Stock Exchange)	64,006	1,906,770
Rentokil Initial PLC	62,079	426,376
Schroders PLC	4,246	149,885
Segro PLC	40,235	673,618
Spirax-Sarco Engineering PLC	2,460	371,203
St. James's Place PLC	17,596	282,760
Standard Chartered PLC (United Kingdom)	87,407	597,542
Taylor Wimpey PLC	120,811	190,006
Tesco PLC	255,519	868,080
Unilever PLC	85,393	3,969,931
Vodafone Group PLC	909,404	1,376,801
Whitbread PLC	7,102	247,908

TOTAL UNITED KINGDOM		34,734,431

United States of America - 0.3%
Coca-Cola European Partners PLC	6,627	331,019
Li Auto, Inc. ADR (a)	18,566	416,435
Yum China Holdings, Inc.	14,380	601,084

TOTAL UNITED STATES OF AMERICA		1,348,538

TOTAL COMMON STOCKS
(Cost $430,557,879)		404,926,167

Nonconvertible Preferred Stocks - 0.5%
Brazil - 0.2%
Banco Bradesco SA (PN)	174,355	634,089
Companhia Energetica de Minas Gerais (CEMIG) (PN)	35,053	104,011
Gerdau SA	37,300	211,022

TOTAL BRAZIL		949,122

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	4,535	336,631
Colombia - 0.0%
Bancolombia SA (PN)	14,368	139,396
Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	1,884	138,792
Henkel AG & Co. KGaA	6,456	414,548

TOTAL GERMANY		553,340

Korea (South) - 0.0%
AMOREPACIFIC Corp.	196	11,717
LG Chemical Ltd.	316	62,000
LG Household & Health Care Ltd.	60	23,489

TOTAL KOREA (SOUTH)		97,206

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $2,267,219)		2,075,695
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $198,178)(f)	200,000	197,573
	Shares	Value

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.32% (g)	4,847,492	4,848,462
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	282,067	282,095
TOTAL MONEY MARKET FUNDS
(Cost $5,130,557)		5,130,557
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $438,153,833)		412,329,992
NET OTHER ASSETS (LIABILITIES) - 0.3%		1,429,994
NET ASSETS - 100%		$413,759,986

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	40	June 2022	$3,993,200	$(125,891)	$(125,891)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	35	June 2022	1,850,450	6,302	6,302
TME S&P/TSX 60 Index Contracts (Canada)	3	June 2022	584,751	(25,054)	(25,054)
TOTAL FUTURES CONTRACTS					$(144,643)

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,566,680 or 1.8% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $197,573.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$10,908,961	$90,803,725	$96,864,224	$6,785	$--	$--	$4,848,462	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	154,910	6,388,692	6,261,507	3,124	--	--	282,095	0.0%
Total	$11,063,871	$97,192,417	$103,125,731	$9,909	$--	$--	$5,130,557

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$29,959,146	$2,706,802	$27,238,018	$14,326
Consumer Discretionary	45,634,071	3,576,722	42,057,349	--
Consumer Staples	32,390,118	4,087,850	28,302,268	--
Energy	18,363,249	4,937,540	13,368,874	56,835
Financials	83,454,906	20,189,526	63,253,009	12,371
Health Care	43,559,028	568,068	42,990,960	--
Industrials	46,269,628	5,545,775	40,723,853	--
Information Technology	47,727,805	1,928,970	45,798,835	--
Materials	36,560,846	7,347,810	29,209,199	3,837
Real Estate	10,857,431	480,671	10,360,707	16,053
Utilities	12,225,634	1,803,790	10,421,844	--
Government Obligations	197,573	--	197,573	--
Money Market Funds	5,130,557	5,130,557	--	--
Total Investments in Securities:	$412,329,992	$58,304,081	$353,922,489	$103,422
Derivative Instruments:
Assets
Futures Contracts	$6,302	$6,302	$--	$--
Total Assets	$6,302	$6,302	$--	$--
Liabilities
Futures Contracts	$(150,945)	$(150,945)	$--	$--
Total Liabilities	$(150,945)	$(150,945)	$--	$--
Total Derivative Instruments:	$(144,643)	$(144,643)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$6,302	$(150,945)
Total Equity Risk	6,302	(150,945)
Total Value of Derivatives	$6,302	$(150,945)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $175,904) — See accompanying schedule: Unaffiliated issuers (cost $433,023,276)	$407,199,435
Fidelity Central Funds (cost $5,130,557)	5,130,557
Total Investment in Securities (cost $438,153,833)		$412,329,992
Segregated cash with brokers for derivative instruments		151,863
Foreign currency held at value (cost $443,132)		439,883
Receivable for investments sold		17,556
Receivable for fund shares sold		479,645
Dividends receivable		1,169,434
Reclaims receivable		401,719
Distributions receivable from Fidelity Central Funds		4,317
Other receivables		387
Total assets		414,994,796
Liabilities
Payable for investments purchased on a delayed delivery basis	$9,435
Payable for fund shares redeemed	464,882
Accrued management fee	71,247
Payable for daily variation margin on futures contracts	57,606
Other payables and accrued expenses	349,545
Collateral on securities loaned	282,095
Total liabilities		1,234,810
Net Assets		$413,759,986
Net Assets consist of:
Paid in capital		$442,687,964
Total accumulated earnings (loss)		(28,927,978)
Net Assets		$413,759,986
Net Asset Value, offering price and redemption price per share ($413,759,986 ÷ 36,321,922 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$4,869,016
Non-Cash dividends		380,433
Interest		228
Income from Fidelity Central Funds (including $3,124 from security lending)		9,909
Income before foreign taxes withheld		5,259,586
Less foreign taxes withheld		(502,224)
Total income		4,757,362
Expenses
Management fee	$420,055
Independent trustees' fees and expenses	616
Total expenses before reductions	420,671
Expense reductions	(2)
Total expenses after reductions		420,669
Net investment income (loss)		4,336,693
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $29,682)	(2,689,181)
Foreign currency transactions	(111,740)
Futures contracts	(388,106)
Total net realized gain (loss)		(3,189,027)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $92,281)	(68,471,374)
Assets and liabilities in foreign currencies	(59,043)
Futures contracts	(303,022)
Total change in net unrealized appreciation (depreciation)		(68,833,439)
Net gain (loss)		(72,022,466)
Net increase (decrease) in net assets resulting from operations		$(67,685,773)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,336,693	$7,014,168
Net realized gain (loss)	(3,189,027)	2,636,263
Change in net unrealized appreciation (depreciation)	(68,833,439)	39,595,390
Net increase (decrease) in net assets resulting from operations	(67,685,773)	49,245,821
Distributions to shareholders	(7,834,340)	(2,202,031)
Share transactions
Proceeds from sales of shares	137,876,301	254,390,236
Reinvestment of distributions	7,154,872	1,989,394
Cost of shares redeemed	(60,359,160)	(48,683,263)
Net increase (decrease) in net assets resulting from share transactions	84,672,013	207,696,367
Total increase (decrease) in net assets	9,151,900	254,740,157
Net Assets
Beginning of period	404,608,086	149,867,929
End of period	$413,759,986	$404,608,086
Other Information
Shares
Sold	10,851,846	19,388,313
Issued in reinvestment of distributions	546,174	162,399
Redeemed	(4,816,134)	(3,675,014)
Net increase (decrease)	6,581,886	15,875,698

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity International Sustainability Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$13.60	$10.81	$10.89	$9.87	$10.96	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.13	.30	.24	.32D	.29	.11
Net realized and unrealized gain (loss)	(2.08)	2.63	(.08)	.91	(1.24)	.85
Total from investment operations	(1.95)	2.93	.16	1.23	(.95)	.96
Distributions from net investment income	(.26)	(.14)	(.24)	(.21)	(.09)	–
Distributions from net realized gain	–	–	–	–	(.05)	–
Total distributions	(.26)	(.14)	(.24)	(.21)	(.14)	–
Net asset value, end of period	$11.39	$13.60	$10.81	$10.89	$9.87	$10.96
Total ReturnE,F	(14.62)%	27.27%	1.48%	12.81%	(8.77)%	9.60%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.20%I	.20%	.20%	.20%	.20%	.20%I
Expenses net of fee waivers, if any	.20%I	.20%	.20%	.20%	.20%	.20%I
Expenses net of all reductions	.20%I	.20%	.20%	.20%	.20%	.20%I
Net investment income (loss)	2.07%I	2.28%	2.25%	3.14%	2.70%	2.25%I
Supplemental Data
Net assets, end of period (000 omitted)	$413,760	$404,608	$149,868	$71,875	$3,810	$1,968
Portfolio turnover rateJ	6%I	19%	11%	17%	10%	4%K

 A For the period May 9, 2017 (commencement of operations) through October 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $0.04 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 2.73%.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity International Sustainability Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$40,192,928
Gross unrealized depreciation	(69,892,125)
Net unrealized appreciation (depreciation)	$(29,699,197)
Tax cost	$441,884,546

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Long-term	$(198,918)
Total capital loss carryforward	$(198,918)

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity International Sustainability Index Fund	102,359,075	11,638,576

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity International Sustainability Index Fund	$340	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $2.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity International Sustainability Index Fund	.20%
Actual		$1,000.00	$853.80	$.92
Hypothetical-C		$1,000.00	$1,023.80	$1.00

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

ISY-SANN-0622
1.9883819.104

Fidelity® SAI International Value Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	25.1%
United Kingdom	17.8%
France	16.3%
Germany	7.4%
Australia	4.4%
Netherlands	4.0%
Switzerland	3.8%
Spain	3.7%
Italy	3.5%
Other*	14.0%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Sanofi SA (France, Pharmaceuticals)	2.9
TotalEnergies SE (France, Oil, Gas & Consumable Fuels)	2.8
British American Tobacco PLC (United Kingdom) (United Kingdom, Tobacco)	2.7
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	2.4
Rio Tinto PLC (United Kingdom, Metals & Mining)	2.3
BHP Group Ltd. (Australia, Metals & Mining)	2.0
Novartis AG (Switzerland, Pharmaceuticals)	1.9
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.8
BNP Paribas SA (France, Banks)	1.8
Mercedes-Benz Group AG (Germany) (Germany, Automobiles)	1.8
22.4

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	18.9
Industrials	15.2
Health Care	11.0
Consumer Discretionary	10.8
Materials	10.1
Consumer Staples	8.0
Communication Services	6.4
Information Technology	6.3
Energy	6.2
Utilities	4.0
Real Estate	1.8

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
Australia - 4.4%
Aurizon Holdings Ltd.	3,333,640	$9,414,587
Bank of Queensland Ltd.	1,163,841	6,603,130
Bendigo & Adelaide Bank Ltd.	1,015,682	7,572,746
BHP Group Ltd.	3,597,770	120,221,038
BlueScope Steel Ltd.	887,807	12,620,706
Challenger Ltd.	1,043,976	5,282,052
Fortescue Metals Group Ltd.	3,066,921	46,350,613
Rio Tinto Ltd.	672,298	53,181,391

TOTAL AUSTRALIA		261,246,263

Austria - 0.3%
OMV AG	260,794	13,331,173
Voestalpine AG	200,486	5,217,222

TOTAL AUSTRIA		18,548,395

Belgium - 1.0%
Ageas	328,675	15,727,611
Anheuser-Busch InBev SA NV	605,771	34,855,769
Sofina SA	28,533	8,744,139

TOTAL BELGIUM		59,327,519

Bermuda - 0.6%
Jardine Matheson Holdings Ltd.	457,433	24,229,688
Orient Overseas International Ltd.	311,000	8,581,764

TOTAL BERMUDA		32,811,452

Cayman Islands - 1.0%
CK Asset Holdings Ltd.	3,563,500	24,157,470
CK Hutchison Holdings Ltd.	4,861,000	34,114,143

TOTAL CAYMAN ISLANDS		58,271,613

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	15,977	46,241,068
Danske Bank A/S	1,233,568	18,921,509

TOTAL DENMARK		65,162,577

Finland - 1.1%
Fortum Corp.	788,294	13,106,064
Nokia Corp.	9,800,505	49,689,248
TietoEVRY Oyj	190,881	4,788,678

TOTAL FINLAND		67,583,990

France - 16.3%
Atos SE	180,486	4,396,920
BNP Paribas SA	2,056,624	106,638,812
Bouygues SA	394,862	13,576,641
Carrefour SA	1,124,161	23,840,716
Compagnie de St. Gobain	949,032	55,364,814
Compagnie Generale des Etablissements Michelin SCA Series B	323,330	40,047,654
Credit Agricole SA	2,537,503	27,400,131
Danone SA	1,106,695	66,923,215
Eiffage SA	145,537	14,371,594
Elis SA	349,002	5,005,124
Engie SA	3,219,645	37,993,352
Faurecia SA	258,096	5,610,485
Ipsen SA	70,945	7,354,427
Orange SA	3,420,459	40,721,912
Publicis Groupe SA	415,453	24,942,432
Renault SA (a)	374,901	9,160,186
Rexel SA	431,864	8,846,588
Rubis SCA	174,977	4,653,950
Sanofi SA	1,619,961	171,221,668
Societe Generale Series A	1,409,963	33,887,117
Sopra Steria Group	26,780	4,746,178
SPIE SA	266,644	6,275,744
TotalEnergies SE	3,286,578	161,380,755
Valeo SA	417,354	7,587,964
VINCI SA	585,964	56,858,346
Worldline SA (a)(b)	452,068	17,786,251

TOTAL FRANCE		956,592,976

Germany - 7.4%
Aurubis AG	61,065	6,939,391
Bayerische Motoren Werke AG (BMW)	672,277	54,902,031
Continental AG	195,601	13,406,708
Covestro AG (b)	349,899	15,065,094
Deutsche Post AG	545,034	23,285,209
Deutsche Telekom AG	2,829,656	52,125,545
Fresenius Medical Care AG & Co. KGaA	360,843	22,439,695
Fresenius SE & Co. KGaA	748,500	26,457,939
HeidelbergCement AG	258,780	14,907,648
Infineon Technologies AG	593,206	16,837,097
K+S AG	346,639	11,642,908
LEG Immobilien AG	131,918	13,525,624
Mercedes-Benz Group AG (Germany)	1,511,288	105,489,728
RWE AG	1,224,681	50,848,006
Thyssenkrupp AG (a)	732,842	5,620,189

TOTAL GERMANY		433,492,812

Hong Kong - 1.4%
BOC Hong Kong (Holdings) Ltd.	6,510,500	23,567,111
Henderson Land Development Co. Ltd.	2,366,930	9,571,904
New World Development Co. Ltd.	2,485,000	9,504,610
Sino Land Ltd.	5,793,009	7,657,099
Sun Hung Kai Properties Ltd.	2,781,500	32,034,789

TOTAL HONG KONG		82,335,513

Ireland - 0.4%
Bank of Ireland Group PLC	1,680,285	10,183,716
DCC PLC (United Kingdom)	178,690	13,539,156

TOTAL IRELAND		23,722,872

Italy - 3.5%
Banco BPM SpA	2,744,098	8,645,821
Enel SpA	13,609,012	88,497,953
Hera SpA	1,418,430	5,290,168
Intesa Sanpaolo SpA	26,023,422	53,028,384
Leonardo SpA	732,949	7,543,061
Telecom Italia SpA	28,567,758	8,342,398
UniCredit SpA	4,031,678	37,313,500

TOTAL ITALY		208,661,285

Japan - 25.1%
AGC, Inc.	411,900	15,441,893
Aisin Seiki Co. Ltd.	330,900	9,612,831
Amada Co. Ltd.	650,400	5,050,332
Brother Industries Ltd.	474,900	8,253,571
Canon, Inc.	1,884,100	43,351,568
Chubu Electric Power Co., Inc.	1,304,100	13,164,976
ENEOS Holdings, Inc.	5,850,300	20,584,956
FUJIFILM Holdings Corp.	727,000	39,964,104
Fujitsu Ltd.	182,000	27,509,147
Fukuoka Financial Group, Inc.	346,200	6,325,523
Hitachi Ltd.	825,500	39,150,549
Honda Motor Co. Ltd.	3,116,600	81,977,654
Iida Group Holdings Co. Ltd.	325,300	5,173,776
INPEX Corp.	1,858,400	22,111,566
Isuzu Motors Ltd.	1,126,400	13,140,338
Itochu Corp.	1,845,100	55,686,927
Japan Post Holdings Co. Ltd.	2,183,600	15,311,096
Japan Post Insurance Co. Ltd.	361,900	5,851,848
Japan Tobacco, Inc.	1,992,200	33,890,903
Kajima Corp.	900,000	10,030,032
Kyocera Corp.	636,000	33,394,424
Marubeni Corp.	3,148,500	34,367,836
Mazda Motor Corp. (a)	1,087,000	7,718,521
Medipal Holdings Corp.	380,800	6,271,165
Mitsubishi Chemical Holdings Corp.	2,564,300	15,636,189
Mitsubishi Corp.	2,620,000	87,967,870
Mitsubishi Electric Corp.	3,786,500	39,660,904
Mitsui & Co. Ltd.	2,896,200	70,133,819
Mitsui Chemicals, Inc.	370,600	8,467,432
Mizuho Financial Group, Inc.	4,598,800	55,841,889
NEC Corp.	494,100	19,169,039
NGK Spark Plug Co. Ltd.	310,600	4,766,225
NH Foods Ltd.	181,500	5,731,853
Nissan Motor Co. Ltd. (a)	4,357,120	17,443,936
Obayashi Corp.	1,306,700	8,986,362
Oji Holdings Corp.	1,837,100	8,702,350
Osaka Gas Co. Ltd.	754,600	13,600,466
Otsuka Holdings Co. Ltd.	1,010,300	33,948,548
Panasonic Holdings Corp.	4,221,900	37,630,623
Resona Holdings, Inc.	4,348,300	18,908,277
Ricoh Co. Ltd.	1,349,100	9,851,010
Seiko Epson Corp.	564,500	7,952,410
SoftBank Group Corp.	2,277,900	93,690,579
Sojitz Corp.	389,800	5,943,807
Stanley Electric Co. Ltd.	272,600	4,700,472
Subaru Corp.	1,114,400	16,910,698
Sumitomo Chemical Co. Ltd.	2,998,100	12,748,536
Sumitomo Corp.	2,266,400	35,862,702
Sumitomo Electric Industries Ltd.	1,437,900	15,458,621
Sumitomo Forestry Co. Ltd.	342,500	5,239,856
Sumitomo Heavy Industries Ltd.	222,600	4,710,526
Sumitomo Mitsui Financial Group, Inc.	2,487,400	75,154,172
Suzuki Motor Corp.	889,500	26,814,080
Taisei Corp.	374,100	10,133,622
Taisho Pharmaceutical Holdings Co. Ltd.	103,300	4,068,773
Takeda Pharmaceutical Co. Ltd.	2,865,600	83,149,813
TDK Corp.	643,500	19,878,826
Tokyo Gas Co. Ltd.	742,800	14,227,931
Toppan, Inc.	633,300	10,468,244
Tosoh Corp.	588,700	8,129,077
Yamaha Motor Co. Ltd.	570,800	11,784,564

TOTAL JAPAN		1,476,809,637

Luxembourg - 0.8%
ArcelorMittal SA (Netherlands)	1,103,986	32,189,696
Aroundtown SA	1,753,707	8,818,573
SES SA (France) (depositary receipt)	694,470	6,213,782

TOTAL LUXEMBOURG		47,222,051

Netherlands - 4.0%
AEGON NV	2,555,837	13,251,203
ASR Nederland NV	250,032	11,363,622
Koninklijke Ahold Delhaize NV	1,893,881	55,861,866
Koninklijke Philips Electronics NV	1,600,804	41,830,792
NN Group NV	575,700	28,198,709
OCI NV (a)	167,910	6,362,533
Randstad NV	220,581	11,664,131
Signify NV (b)	232,440	9,833,976
Stellantis NV (Italy)	4,028,109	54,079,998

TOTAL NETHERLANDS		232,446,830

New Zealand - 0.1%
Fletcher Building Ltd.	1,465,650	5,838,446
Singapore - 2.1%
Oversea-Chinese Banking Corp. Ltd.	7,240,486	64,285,301
United Overseas Bank Ltd.	2,011,282	43,054,015
Wilmar International Ltd.	4,892,150	15,594,676

TOTAL SINGAPORE		122,933,992

Spain - 3.7%
ACS Actividades de Construccion y Servicios SA	464,282	11,888,067
Banco Santander SA (Spain)	31,405,107	91,776,728
CaixaBank SA	7,883,133	25,445,939
Repsol SA	2,544,923	37,964,877
Telefonica SA	9,942,941	48,368,854

TOTAL SPAIN		215,444,465

Sweden - 2.8%
Electrolux AB (B Shares) (c)	457,497	6,977,016
Ericsson (B Shares)	5,230,463	41,724,581
Industrivarden AB (A Shares)	634,401	16,254,965
Kinnevik AB (B Shares) (a)	454,396	8,893,648
Securitas AB (B Shares)	585,993	6,918,706
Skanska AB (B Shares)	724,865	13,846,509
SKF AB (B Shares)	684,791	11,184,478
SSAB AB (A Shares)	1,462,383	9,287,765
Volvo AB (B Shares)	2,997,344	47,817,951

TOTAL SWEDEN		162,905,619

Switzerland - 3.8%
ams-OSRAM AG (a)	496,756	6,076,902
Holcim AG	937,012	45,815,700
Logitech International SA (Reg.)	313,509	20,402,734
Nestle SA (Reg. S)	57,887	7,472,870
Novartis AG	1,245,999	110,108,076
UBS Group AG	1,929,225	32,751,760

TOTAL SWITZERLAND		222,628,042

United Kingdom - 17.8%
3i Group PLC	1,762,530	28,844,231
Abrdn PLC	3,949,449	9,273,812
Anglo American PLC (United Kingdom)	504,521	22,345,733
Associated British Foods PLC	645,202	12,910,974
Aviva PLC	6,005,137	32,218,332
Barclays PLC	28,865,066	53,058,105
Barratt Developments PLC	1,851,883	11,329,901
Bellway PLC	223,479	6,787,566
Berkeley Group Holdings PLC	203,476	10,319,590
British American Tobacco PLC (United Kingdom)	3,771,489	158,071,933
BT Group PLC	14,425,713	31,990,277
GlaxoSmithKline PLC	6,258,887	141,091,441
Imperial Brands PLC	1,719,426	35,790,758
J Sainsbury PLC	3,168,722	9,245,557
Kingfisher PLC	3,740,527	11,796,021
Lloyds Banking Group PLC	128,655,076	73,071,416
Marks & Spencer Group PLC (a)	3,547,282	6,055,638
Persimmon PLC	578,105	15,056,327
Rio Tinto PLC	1,921,400	135,758,758
Royal Mail PLC	1,430,748	6,132,615
Shell PLC (London)	4,031,675	108,233,923
Standard Chartered PLC (United Kingdom)	4,628,493	31,641,866
Taylor Wimpey PLC	6,607,849	10,392,536
Virgin Money UK PLC CDI	2,271,296	4,856,480
Vistry Group PLC	402,589	4,200,242
Vodafone Group PLC	48,536,048	73,481,601

TOTAL UNITED KINGDOM		1,043,955,633

TOTAL COMMON STOCKS
(Cost $6,048,532,185)		5,797,941,982
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $2,873,585)(d)	2,900,000	2,864,812
	Shares	Value

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.32% (e)	24,952,352	24,957,343
Fidelity Securities Lending Cash Central Fund 0.32% (e)(f)	7,788,500	7,789,279
TOTAL MONEY MARKET FUNDS
(Cost $32,746,622)		32,746,622
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $6,084,152,392)		5,833,553,416
NET OTHER ASSETS (LIABILITIES) - 0.7%		41,373,526
NET ASSETS - 100%		$5,874,926,942

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	774	June 2022	$77,268,420	$(1,637,142)	$(1,637,142)

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,685,321 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,864,813.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$45,610,810	$794,440,346	$815,093,813	$20,894	$--	$--	$24,957,343	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	496,550,869	488,761,590	359,032	--	--	7,789,279	0.0%
Total	$45,610,810	$1,290,991,215	$1,303,855,403	$379,926	$--	$--	$32,746,622

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$379,877,380	$--	$379,877,380	$--
Consumer Discretionary	625,516,148	--	625,516,148	--
Consumer Staples	466,246,728	--	466,246,728	--
Energy	363,607,250	--	363,607,250	--
Financials	1,109,148,716	--	1,109,148,716	--
Health Care	647,942,337	--	647,942,337	--
Industrials	885,967,831	--	885,967,831	--
Information Technology	375,772,688	--	375,772,688	--
Materials	597,209,969	--	597,209,969	--
Real Estate	105,270,069	--	105,270,069	--
Utilities	241,382,866	--	241,382,866	--
Government Obligations	2,864,812	--	2,864,812	--
Money Market Funds	32,746,622	32,746,622	--	--
Total Investments in Securities:	$5,833,553,416	$32,746,622	$5,800,806,794	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,637,142)	$(1,637,142)	$--	$--
Total Liabilities	$(1,637,142)	$(1,637,142)	$--	$--
Total Derivative Instruments:	$(1,637,142)	$(1,637,142)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(1,637,142)
Total Equity Risk	0	(1,637,142)
Total Value of Derivatives	$0	$(1,637,142)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $6,848,828) — See accompanying schedule: Unaffiliated issuers (cost $6,051,405,770)	$5,800,806,794
Fidelity Central Funds (cost $32,746,622)	32,746,622
Total Investment in Securities (cost $6,084,152,392)		$5,833,553,416
Segregated cash with brokers for derivative instruments		1,288,934
Foreign currency held at value (cost $9,793,039)		9,791,558
Receivable for fund shares sold		322,234
Dividends receivable		32,695,642
Reclaims receivable		8,009,880
Distributions receivable from Fidelity Central Funds		17,547
Prepaid expenses		1,841
Other receivables		2,607
Total assets		5,885,683,659
Liabilities
Payable for fund shares redeemed	$936,338
Accrued management fee	761,118
Payable for daily variation margin on futures contracts	1,027,738
Other payables and accrued expenses	242,244
Collateral on securities loaned	7,789,279
Total liabilities		10,756,717
Net Assets		$5,874,926,942
Net Assets consist of:
Paid in capital		$6,065,131,330
Total accumulated earnings (loss)		(190,204,388)
Net Assets		$5,874,926,942
Net Asset Value, offering price and redemption price per share ($5,874,926,942 ÷ 678,156,434 shares)		$8.66

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends:
Unaffiliated issuers		$132,085,201
Non-Cash dividends		21,251,108
Income from Fidelity Central Funds (including $359,032 from security lending)		379,926
Income before foreign taxes withheld		153,716,235
Less foreign taxes withheld		(10,566,283)
Total income		143,149,952
Expenses
Management fee	$4,498,652
Custodian fees and expenses	259,385
Independent trustees' fees and expenses	8,951
Registration fees	74,540
Audit	27,676
Legal	4,639
Interest	4,754
Miscellaneous	10,577
Total expenses		4,889,174
Net investment income (loss)		138,260,778
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	39,616,701
Foreign currency transactions	(392,226)
Futures contracts	(6,252,683)
Total net realized gain (loss)		32,971,792
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(558,404,666)
Assets and liabilities in foreign currencies	(2,075,704)
Futures contracts	(2,371,296)
Total change in net unrealized appreciation (depreciation)		(562,851,666)
Net gain (loss)		(529,879,874)
Net increase (decrease) in net assets resulting from operations		$(391,619,096)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$138,260,778	$184,240,516
Net realized gain (loss)	32,971,792	300,862,195
Change in net unrealized appreciation (depreciation)	(562,851,666)	591,438,016
Net increase (decrease) in net assets resulting from operations	(391,619,096)	1,076,540,727
Distributions to shareholders	(449,845,102)	(51,993,306)
Share transactions
Proceeds from sales of shares	965,840,111	2,803,272,597
Reinvestment of distributions	447,410,521	51,615,891
Cost of shares redeemed	(681,908,942)	(152,783,351)
Net increase (decrease) in net assets resulting from share transactions	731,341,690	2,702,105,137
Total increase (decrease) in net assets	(110,122,508)	3,726,652,558
Net Assets
Beginning of period	5,985,049,450	2,258,396,892
End of period	$5,874,926,942	$5,985,049,450
Other Information
Shares
Sold	100,667,039	291,393,514
Issued in reinvestment of distributions	49,328,613	5,908,191
Redeemed	(68,429,558)	(16,184,874)
Net increase (decrease)	81,566,094	281,116,831

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.03	$7.16	$9.19	$8.93	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.22	.38	.24	.37	.28
Net realized and unrealized gain (loss)	(.78)	2.63	(1.95)	.07	(1.34)
Total from investment operations	(.56)	3.01	(1.71)	.44	(1.06)
Distributions from net investment income	(.46)	(.14)	(.32)	(.18)	(.01)
Distributions from net realized gain	(.35)	–	–	–D	–
Total distributions	(.81)	(.14)	(.32)	(.18)	(.01)
Net asset value, end of period	$8.66	$10.03	$7.16	$9.19	$8.93
Total ReturnE,F	(5.96)%	42.33%	(19.36)%	5.12%	(10.64)%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.16%I	.17%	.18%	.26%	.37%I
Expenses net of fee waivers, if any	.16%I	.17%	.18%	.20%	.20%I
Expenses net of all reductions	.16%I	.17%	.18%	.20%	.20%I
Net investment income (loss)	4.62%I	3.84%	3.04%	4.22%	3.32%I
Supplemental Data
Net assets, end of period (000 omitted)	$5,874,927	$5,985,049	$2,258,397	$1,036,532	$475,509
Portfolio turnover rateJ	81%I	60%	57%	59%	54%I

 A For the period December 19, 2017 (commencement of operations) through October 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$394,243,298
Gross unrealized depreciation	(683,048,166)
Net unrealized appreciation (depreciation)	$(288,804,868)
Tax cost	$6,120,721,142

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Value Index Fund	2,768,343,101	2,382,055,833

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Value Index Fund	Borrower	$60,842,625.35%		$4,754

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Value Index Fund	$4,961

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Value Index Fund	$38,192	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

In addition, at the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Value Index Fund	65%	26%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Value Index Fund	91%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International Value Index Fund	.16%
Actual		$1,000.00	$940.40	$.77
Hypothetical-C		$1,000.00	$1,024.00	$.80

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IIV-SANN-0622
1.9885502.104

Fidelity® SAI Emerging Markets Value Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Taiwan	15.9%
India	15.7%
China	13.8%
Korea (South)	13.2%
Cayman Islands	9.5%
Brazil	5.9%
Saudi Arabia	4.2%
South Africa	4.1%
Hong Kong	2.1%
Other*	15.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan, Semiconductors & Semiconductor Equipment)	4.3
Samsung Electronics Co. Ltd. (Korea (South), Technology Hardware, Storage & Peripherals)	3.7
Tencent Holdings Ltd. (Cayman Islands, Interactive Media & Services)	3.3
Alibaba Group Holding Ltd. sponsored ADR (Cayman Islands, Internet & Direct Marketing Retail)	3.1
China Construction Bank Corp. (H Shares) (China, Banks)	2.1
Vale SA (Brazil, Metals & Mining)	1.7
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (Brazil, Oil, Gas & Consumable Fuels)	1.7
Industrial & Commercial Bank of China Ltd. (H Shares) (China, Banks)	1.6
Hon Hai Precision Industry Co. Ltd. (Foxconn) (Taiwan, Electronic Equipment & Components)	1.6
Bank of China Ltd. (H Shares) (China, Banks)	1.5
24.6

Market Sectors as of April 30, 2022

% of fund's net assets
Financials	23.4
Information Technology	19.9
Consumer Discretionary	12.9
Communication Services	10.9
Materials	9.4
Industrials	5.0
Consumer Staples	5.0
Energy	4.9
Health Care	3.4
Utilities	2.2
Real Estate	1.8

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Bermuda - 0.4%
Credicorp Ltd. (United States)	31,516	$4,377,257
Kunlun Energy Co. Ltd.	7,578,000	6,288,882

TOTAL BERMUDA		10,666,139

Brazil - 3.6%
Banco do Brasil SA	2,866,400	19,260,269
Companhia Siderurgica Nacional SA (CSN)	1,335,600	5,692,026
JBS SA	1,458,500	11,166,016
Telefonica Brasil SA	499,500	5,373,923
Vale SA	2,783,600	46,894,901
Vibra Energia SA	2,106,500	8,998,732

TOTAL BRAZIL		97,385,867

British Virgin Islands - 0.0%
VK Co. Ltd. GDR (Reg. S) (a)(b)	217,763	73,240
Cayman Islands - 9.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	852,689	82,787,575
Autohome, Inc. ADR Class A	103,316	3,003,396
China Feihe Ltd. (c)	4,939,000	4,695,843
China Hongqiao Group Ltd.	4,340,000	5,399,957
CIFI Holdings Group Co. Ltd.	7,593,000	3,652,367
Country Garden Holdings Co. Ltd.	15,170,000	10,492,740
Daqo New Energy Corp. ADR (a)	121,951	5,069,503
Hengan International Group Co. Ltd.	1,328,000	6,275,898
Kingboard Chemical Holdings Ltd.	1,362,500	6,134,135
Lufax Holding Ltd. ADR	1,073,989	5,960,639
Meituan Class B (a)(c)	257,800	5,523,728
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	308,952	3,877,348
Sunac China Holdings Ltd. (b)(d)	5,665,000	2,810,481
Tencent Holdings Ltd.	1,890,800	89,103,733
Tingyi (Cayman Islands) Holding Corp.	3,682,000	6,720,246
Vipshop Holdings Ltd. ADR (a)	749,268	5,739,393
WH Group Ltd. (c)	16,027,500	11,068,586

TOTAL CAYMAN ISLANDS		258,315,568

Chile - 0.4%
Cencosud SA	2,755,841	4,411,233
Empresas CMPC SA	2,185,466	3,257,338
Falabella SA	1,490,019	4,184,759

TOTAL CHILE		11,853,330

China - 13.8%
Agricultural Bank of China Ltd. (H Shares)	62,952,000	23,610,898
Anhui Conch Cement Co. Ltd. (H Shares)	2,344,500	12,740,096
Bank of China Ltd. (H Shares)	103,184,000	40,487,607
Bank of Communications Co. Ltd. (H Shares)	43,739,000	30,437,491
China CITIC Bank Corp. Ltd. (H Shares)	18,592,000	9,449,381
China Construction Bank Corp. (H Shares)	80,899,000	57,632,385
China Galaxy Securities Co. Ltd. (H Shares)	6,878,000	3,741,102
China Life Insurance Co. Ltd. (H Shares)	14,753,000	21,438,658
China Minsheng Banking Corp. Ltd. (H Shares)	12,779,500	4,845,899
China National Building Materials Co. Ltd. (H Shares)	9,336,000	12,424,469
China Railway Group Ltd. (H Shares)	8,616,000	6,034,329
China Tower Corp. Ltd. (H Shares) (c)	88,874,000	10,372,430
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	6,651,300	10,347,845
Dongfeng Motor Group Co. Ltd. (H Shares)	5,030,000	3,669,363
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,590,000	4,739,740
Industrial & Commercial Bank of China Ltd. (H Shares)	73,997,000	44,605,888
New China Life Insurance Co. Ltd. (H Shares)	1,588,300	4,024,274
People's Insurance Co. of China Group Ltd. (H Shares)	16,798,000	5,351,065
PetroChina Co. Ltd. (H Shares)	34,956,000	16,593,405
PICC Property & Casualty Co. Ltd. (H Shares)	13,678,000	13,990,124
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,662,000	16,825,754
Postal Savings Bank of China Co. Ltd. (H Shares) (c)	17,390,000	13,184,749
Sinopharm Group Co. Ltd. (H Shares)	2,748,000	6,323,642

TOTAL CHINA		372,870,594

Colombia - 0.1%
Grupo de Inversiones Suramerica SA	214,610	2,174,295
Czech Republic - 0.2%
CEZ A/S	113,766	4,881,750
Egypt - 0.1%
Commercial International Bank SAE	742,564	1,799,182
Greece - 0.3%
Alpha Bank SA (a)	3,303,469	3,718,526
National Bank of Greece SA (a)	1,123,979	4,458,237

TOTAL GREECE		8,176,763

Hong Kong - 2.1%
China Merchants Holdings International Co. Ltd.	2,672,000	4,664,769
China Overseas Land and Investment Ltd.	7,377,500	22,791,162
China Taiping Insurance Group Ltd.	2,870,800	3,282,088
CITIC Pacific Ltd.	13,107,000	13,559,323
Lenovo Group Ltd.	13,846,000	13,444,511

TOTAL HONG KONG		57,741,853

Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	113,939	971,935
Richter Gedeon PLC	258,664	5,159,048

TOTAL HUNGARY		6,130,983

India - 15.7%
Aurobindo Pharma Ltd.	575,988	4,703,932
Bajaj Auto Ltd.	137,686	6,674,679
Bharat Petroleum Corp. Ltd.	1,807,140	8,494,077
Cipla Ltd./India (a)	1,001,874	12,771,565
Dr. Reddy's Laboratories Ltd.	239,355	12,875,372
HCL Technologies Ltd.	2,152,028	30,106,032
Hero Motocorp Ltd.	265,985	8,629,940
Hindustan Petroleum Corp. Ltd.	1,307,336	4,589,230
Indian Oil Corp. Ltd.	5,205,579	8,481,969
Infosys Ltd.	1,643,297	33,264,771
ITC Ltd.	5,857,041	19,716,807
Jindal Steel & Power Ltd.	788,655	5,492,676
Lupin Ltd.	473,870	4,587,341
Mahindra & Mahindra Ltd.	1,960,424	23,458,021
Maruti Suzuki India Ltd.	262,104	26,219,574
MRF Ltd.	4,256	4,020,722
NTPC Ltd.	9,419,763	19,096,258
Oil & Natural Gas Corp. Ltd.	7,471,654	15,465,592
Power Finance Corp. Ltd.	2,378,798	3,634,903
Reliance Industries Ltd.	601,380	21,763,140
State Bank of India	3,350,863	21,495,356
Steel Authority of India Ltd.	2,960,291	3,685,008
Sun Pharmaceutical Industries Ltd.	2,097,009	25,317,983
Tata Motors Ltd. (a)	4,058,132	22,937,003
Tata Steel Ltd.	1,550,233	25,422,752
Tech Mahindra Ltd.	1,229,776	20,060,591
Vedanta Ltd.	2,579,346	13,551,755
Wipro Ltd.	2,835,628	18,608,668

TOTAL INDIA		425,125,717

Indonesia - 1.9%
PT Adaro Energy Tbk	9,875,400	2,256,282
PT Astra International Tbk	41,454,700	21,645,219
PT Indofood Sukses Makmur Tbk	8,989,900	3,911,953
PT Telkom Indonesia Persero Tbk	77,832,200	24,778,726

TOTAL INDONESIA		52,592,180

Korea (South) - 13.2%
BNK Financial Group, Inc.	594,105	3,665,066
DL E&C Co. Ltd.	67,001	3,134,448
E-Mart, Inc.	39,239	4,038,793
Hana Financial Group, Inc.	595,260	21,982,520
Hankook Tire Co. Ltd.	162,364	4,432,668
Hyundai Mobis	135,578	21,939,498
Industrial Bank of Korea	545,983	4,818,682
KB Financial Group, Inc.	736,048	34,061,875
Kia Corp.	547,912	35,746,592
Korea Investment Holdings Co. Ltd.	94,981	5,237,842
LG Corp.	241,527	13,873,629
LG Display Co. Ltd.	454,339	5,904,926
LG Electronics, Inc.	179,689	16,187,362
POSCO	150,230	34,119,122
Samsung Electronics Co. Ltd.	1,914,679	101,497,453
Shinhan Financial Group Co. Ltd.	1,024,202	33,847,764
Woori Financial Group, Inc.	1,125,893	12,974,579

TOTAL KOREA (SOUTH)		357,462,819

Kuwait - 1.0%
Agility Public Warehousing Co. KSC	2,694,492	10,988,956
Mobile Telecommunication Co.	4,342,092	9,647,519
National Bank of Kuwait	894,328	3,069,602
National Industries Group Holding SAK	3,730,391	3,833,844

TOTAL KUWAIT		27,539,921

Luxembourg - 0.2%
Ternium SA sponsored ADR	100,508	4,311,793
Malaysia - 1.6%
Axiata Group Bhd	8,936,600	7,182,707
Genting Bhd	4,367,100	4,621,944
Hartalega Holdings Bhd	3,439,700	3,420,817
IHH Healthcare Bhd	6,230,800	9,398,096
Kuala Lumpur Kepong Bhd	699,200	4,740,180
PPB Group Bhd	633,400	2,459,562
Tenaga Nasional Bhd	4,301,900	8,927,915
Top Glove Corp. Bhd	9,748,600	3,701,759

TOTAL MALAYSIA		44,452,980

Mexico - 1.8%
Alfa SA de CV Series A	5,570,100	3,731,324
America Movil S.A.B. de CV Series L	36,575,500	35,595,983
Arca Continental S.A.B. de CV	423,900	2,689,869
Fibra Uno Administracion SA de CV	6,071,300	6,658,452

TOTAL MEXICO		48,675,628

Philippines - 0.7%
Aboitiz Equity Ventures, Inc.	3,086,760	2,991,124
Ayala Corp.	491,430	6,903,543
JG Summit Holdings, Inc.	5,964,380	6,334,570
PLDT, Inc.	117,745	4,182,829

TOTAL PHILIPPINES		20,412,066

Poland - 0.7%
Cyfrowy Polsat SA	550,097	2,995,446
KGHM Polska Miedz SA (Bearer)	202,773	6,559,345
PGE Polska Grupa Energetyczna SA (a)	1,646,651	3,662,044
Polish Oil & Gas Co. SA	3,207,728	4,494,244

TOTAL POLAND		17,711,079

Qatar - 1.1%
Barwa Real Estate Co. (a)(e)	3,771,217	3,515,695
Qatar National Bank SAQ (a)	4,193,897	26,775,068

TOTAL QATAR		30,290,763

Russia - 0.1%
Gazprom OAO (b)	9,889,350	1,349,529
Inter Rao Ues JSC (b)	63,735,100	458,250
Magnit OJSC (b)	135,409	3,628
Mobile TeleSystems OJSC sponsored ADR (b)	753,517	750,495
Sberbank of Russia (b)	440,500	3,532
Surgutneftegas OJSC (b)	29,672,400	473,506
VTB Bank OJSC (b)	9,075,720,096	452,196

TOTAL RUSSIA		3,491,136

Saudi Arabia - 4.2%
Almarai Co. Ltd.	511,922	7,097,138
Banque Saudi Fransi	475,514	6,871,296
Etihad Etisalat Co.	772,712	8,910,044
Jarir Marketing Co.	120,420	6,164,189
Riyad Bank	2,665,921	28,999,034
Saudi Electricity Co. (e)	1,621,282	11,692,353
Saudi Telecom Co.	1,228,777	38,002,061
The Savola Group	535,801	5,099,738

TOTAL SAUDI ARABIA		112,835,853

South Africa - 4.1%
AngloGold Ashanti Ltd.	754,104	15,442,582
Aspen Pharmacare Holdings Ltd.	503,909	5,391,781
Foschini Group Ltd./The (d)	677,915	5,915,627
Impala Platinum Holdings Ltd.	1,736,458	22,461,809
MTN Group Ltd. (d)	2,855,269	30,282,970
Sibanye-Stillwater Ltd.	5,463,997	18,903,535
Tiger Brands Ltd.	335,970	3,271,094
Truworths International Ltd.	864,925	3,055,516
Woolworths Holdings Ltd.	1,555,489	5,823,041

TOTAL SOUTH AFRICA		110,547,955

Taiwan - 15.9%
Acer, Inc.	6,043,000	5,609,571
ASUSTeK Computer, Inc.	1,430,000	17,210,133
AU Optronics Corp.	18,331,000	10,476,328
Catcher Technology Co. Ltd.	1,560,000	7,637,815
Cheng Shin Rubber Industry Co. Ltd.	3,919,700	4,419,915
Compal Electronics, Inc.	8,213,000	6,166,330
Evergreen Marine Corp. (Taiwan)	5,201,000	25,014,879
Far Eastern New Century Corp.	7,535,000	7,642,604
Foxconn Technology Co. Ltd.	2,173,000	4,308,219
Fubon Financial Holding Co. Ltd.	13,596,872	34,159,741
Hon Hai Precision Industry Co. Ltd. (Foxconn)	12,659,000	43,395,050
Innolux Corp.	21,626,000	9,853,234
Largan Precision Co. Ltd.	191,000	10,844,851
Lite-On Technology Corp.	4,381,000	9,604,169
Macronix International Co. Ltd.	3,801,000	4,839,072
Nanya Technology Corp.	2,410,000	5,276,583
Novatek Microelectronics Corp.	438,000	5,797,359
Pegatron Corp.	4,182,000	9,913,251
Pou Chen Corp.	5,190,000	5,415,379
Powertech Technology, Inc.	1,500,000	4,715,753
Radiant Opto-Electronics Corp.	952,000	3,284,221
Shin Kong Financial Holding Co. Ltd.	23,845,309	7,889,177
Simplo Technology Co. Ltd.	348,000	3,421,671
Taiwan Semiconductor Manufacturing Co. Ltd.	6,394,000	115,685,280
Unified-President Enterprises Corp.	9,462,000	21,903,734
United Microelectronics Corp.	16,450,000	26,146,928
Winbond Electronics Corp.	5,706,000	5,154,393
Yang Ming Marine Transport Corp. (a)	3,576,000	14,927,146

TOTAL TAIWAN		430,712,786

Thailand - 1.7%
Advanced Information Service PCL NVDR	1,207,500	7,556,042
Charoen Pokphand Foods PCL:
(For. Reg.)	255,600	179,676
(NVDR)	6,817,300	4,792,271
Kasikornbank PCL:
NVDR	2,335,200	10,346,321
(For. Reg.)	42,100	186,528
PTT Global Chemical PCL NVDR	3,416,100	4,957,060
SCB X PCL:
(For. Reg.)	137,350	454,194
NVDR unit	1,254,100	4,147,106
Siam Commercial Bank PCL (NVDR)	1,254,100	4,214,538
Thai Beverage PCL	17,490,100	8,615,788

TOTAL THAILAND		45,449,524

Turkey - 0.2%
Koc Holding A/S	1,946,104	5,268,862
Turkiye Garanti Bankasi A/S	1,357,171	1,369,213

TOTAL TURKEY		6,638,075

United Arab Emirates - 1.6%
Dubai Islamic Bank Pakistan Ltd. (a)	947,396	1,663,659
Emirates NBD Bank PJSC (a)	5,045,176	20,946,879
Emirates Telecommunications Corp.	2,074,776	19,770,262

TOTAL UNITED ARAB EMIRATES		42,380,800

TOTAL COMMON STOCKS
(Cost $2,723,108,138)		2,612,700,639

Nonconvertible Preferred Stocks - 2.4%
Brazil - 2.3%
Bradespar SA (PN)	577,700	3,422,533
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,793,200	8,288,159
Metalurgica Gerdau SA (PN)	1,563,900	3,593,464
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	7,624,500	46,697,450

TOTAL BRAZIL		62,001,606

Colombia - 0.1%
Bancolombia SA (PN)	257,286	2,496,155
Russia - 0.0%
AK Transneft OAO (b)	2,792	1,056,538
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $60,004,040)		65,554,299
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $1,882,693)(f)	1,900,000	1,876,946
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.32% (g)	17,155,927	17,159,358
Fidelity Securities Lending Cash Central Fund 0.32% (g)(h)	34,375,037	34,378,475
TOTAL MONEY MARKET FUNDS
(Cost $51,537,833)		51,537,833
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,836,532,704)		2,731,669,717
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(21,070,755)
NET ASSETS - 100%		$2,710,598,962

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	613	June 2022	$32,409,310	$(404,153)	$(404,153)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $44,845,336 or 1.7% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,876,946.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$20,250,590	$586,740,062	$589,831,294	$16,297	$--	$--	$17,159,358	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	6,606,250	123,905,630	96,133,405	52,823	--	--	34,378,475	0.1%
Total	$26,856,840	$710,645,692	$685,964,699	$69,120	$--	$--	$51,537,833

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$297,581,806	$120,303,188	$176,454,883	$823,735
Consumer Discretionary	346,827,527	111,751,996	235,075,531	--
Consumer Staples	132,858,053	30,463,994	102,390,431	3,628
Energy	132,686,897	47,669,385	82,137,939	2,879,573
Financials	630,418,594	129,977,086	499,985,780	455,728
Health Care	93,651,336	5,159,048	88,492,288	--
Industrials	139,251,195	23,822,986	115,428,209	--
Information Technology	543,430,801	5,069,503	538,361,298	--
Materials	248,332,221	67,172,055	181,160,166	--
Real Estate	49,920,897	10,174,147	36,936,269	2,810,481
Utilities	63,295,611	24,862,262	37,975,099	458,250
Government Obligations	1,876,946	--	1,876,946	--
Money Market Funds	51,537,833	51,537,833	--	--
Total Investments in Securities:	$2,731,669,717	$627,963,483	$2,096,274,839	$7,431,395
Derivative Instruments:
Liabilities
Futures Contracts	$(404,153)	$(404,153)	$--	$--
Total Liabilities	$(404,153)	$(404,153)	$--	$--
Total Derivative Instruments:	$(404,153)	$(404,153)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(404,153)
Total Equity Risk	0	(404,153)
Total Value of Derivatives	$0	$(404,153)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $26,599,834) — See accompanying schedule: Unaffiliated issuers (cost $2,784,994,871)	$2,680,131,884
Fidelity Central Funds (cost $51,537,833)	51,537,833
Total Investment in Securities (cost $2,836,532,704)		$2,731,669,717
Segregated cash with brokers for derivative instruments		175,393
Foreign currency held at value (cost $16,884,468)		16,777,759
Dividends receivable		7,808,791
Distributions receivable from Fidelity Central Funds		23,804
Receivable for daily variation margin on futures contracts		168,167
Prepaid expenses		531
Other receivables		4,595
Total assets		2,756,628,757
Liabilities
Payable for investments purchased
Regular delivery	$4,069,074
Delayed delivery	1,385,367
Accrued management fee	351,091
Other payables and accrued expenses	5,845,788
Collateral on securities loaned	34,378,475
Total liabilities		46,029,795
Net Assets		$2,710,598,962
Net Assets consist of:
Paid in capital		$2,861,723,921
Total accumulated earnings (loss)		(151,124,959)
Net Assets		$2,710,598,962
Net Asset Value, offering price and redemption price per share ($2,710,598,962 ÷ 217,619,373 shares)		$12.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$37,069,055
Non-Cash dividends		2,879,086
Interest		2,743
Income from Fidelity Central Funds (including $52,823 from security lending)		69,120
Income before foreign taxes withheld		40,020,004
Less foreign taxes withheld		(4,654,875)
Total income		35,365,129
Expenses
Management fee	$1,886,781
Custodian fees and expenses	724,510
Independent trustees' fees and expenses	3,473
Registration fees	97,954
Audit	36,034
Legal	1,761
Interest	5,017
Miscellaneous	3,523
Total expenses		2,759,053
Net investment income (loss)		32,606,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $1,576,887)	(57,708,945)
Foreign currency transactions	(628,309)
Futures contracts	4,665,898
Total net realized gain (loss)		(53,671,356)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers (net of decrease in deferred foreign taxes of $3,051,032)	(221,783,058)
Assets and liabilities in foreign currencies	(366,795)
Futures contracts	(236,336)
Total change in net unrealized appreciation (depreciation)		(222,386,189)
Net gain (loss)		(276,057,545)
Net increase (decrease) in net assets resulting from operations		$(243,451,469)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$32,606,076	$50,228,082
Net realized gain (loss)	(53,671,356)	49,414,723
Change in net unrealized appreciation (depreciation)	(222,386,189)	83,259,274
Net increase (decrease) in net assets resulting from operations	(243,451,469)	182,902,079
Distributions to shareholders	(110,523,013)	(13,732,853)
Share transactions
Proceeds from sales of shares	984,000,001	949,000,000
Reinvestment of distributions	110,523,013	13,732,853
Cost of shares redeemed	–	(28)
Net increase (decrease) in net assets resulting from share transactions	1,094,523,014	962,732,825
Total increase (decrease) in net assets	740,548,532	1,131,902,051
Net Assets
Beginning of period	1,970,050,430	838,148,379
End of period	$2,710,598,962	$1,970,050,430
Other Information
Shares
Sold	71,983,087	65,341,811
Issued in reinvestment of distributions	8,108,805	1,030,995
Redeemed	–	(2)
Net increase (decrease)	80,091,892	66,372,804

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Emerging Markets Value Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.32	$11.78	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18	.51	.19
Net realized and unrealized gain (loss)	(1.35)	2.22	1.59
Total from investment operations	(1.17)	2.73	1.78
Distributions from net investment income	(.37)	(.17)	–
Distributions from net realized gain	(.32)	(.02)	–
Total distributions	(.69)	(.19)	–
Net asset value, end of period	$12.46	$14.32	$11.78
Total ReturnD,E	(8.62)%	23.32%	17.80%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.22%H	.22%	.27%H,I
Expenses net of fee waivers, if any	.22%H	.22%	.25%H
Expenses net of all reductions	.22%H	.22%	.25%H
Net investment income (loss)	2.60%H	3.53%	3.43%H
Supplemental Data
Net assets, end of period (000 omitted)	$2,710,599	$1,970,050	$838,148
Portfolio turnover rateJ	30%H	33%	17%K

 A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Audit fees are not annualized.

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI Emerging Markets Value Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in dividends receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$264,218,145
Gross unrealized depreciation	(378,664,507)
Net unrealized appreciation (depreciation)	$(114,446,362)
Tax cost	$2,845,711,926

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Emerging Markets Value Index Fund	1,378,123,239	372,812,980

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Value Index Fund	Borrower	$20,123,762.41%		$4,853

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Emerging Markets Value Index Fund	$1,898

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI Emerging Markets Value Index Fund	$5,594	$–	$–

9. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. Any open loans, including accrued interest, at period end are presented under the caption "Notes payable" in the Statement of Assets and Liabilities, if applicable. Activity in this program during the period for which loans were outstanding was as follows:

	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI Emerging Markets Value Index Fund	$2,540,000.58%		$164

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Emerging Markets Fund	Strategic Advisers Fidelity Emerging Markets Fund
Fidelity SAI Emerging Markets Value Index Fund	34%	66%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI Emerging Markets Value Index Fund	100%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI Emerging Markets Value Index Fund	.22%
Actual		$1,000.00	$913.80	$1.04
Hypothetical-C		$1,000.00	$1,023.70	$1.10

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

EMV-SANN-0622
1.9900584.101

Fidelity® SAI International Momentum Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	21.9%
France	14.8%
United Kingdom	14.5%
Australia	6.9%
Switzerland	5.8%
Denmark	5.7%
Netherlands	5.6%
Sweden	4.2%
Bailiwick of Jersey	3.7%
Other*	16.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.4
Diageo PLC (United Kingdom, Beverages)	2.9
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	2.5
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	2.4
L'Oreal SA (France, Personal Products)	2.4
National Australia Bank Ltd. (Australia, Banks)	2.4
Sony Group Corp. (Japan, Household Durables)	2.3
Glencore Xstrata PLC (Bailiwick of Jersey, Metals & Mining)	2.2
Tokyo Electron Ltd. (Japan, Semiconductors & Semiconductor Equipment)	2.1
Shell PLC (London) (United Kingdom, Oil, Gas & Consumable Fuels)	1.8
24.4

Market Sectors as of April 30, 2022

% of fund's net assets
Industrials	18.3
Financials	17.4
Consumer Discretionary	11.6
Materials	10.9
Health Care	10.6
Consumer Staples	9.9
Information Technology	8.8
Energy	6.2
Communication Services	2.4
Real Estate	1.8
Utilities	1.5

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 6.9%
Allkem Ltd. (a)	217,182	$1,810,043
Altium Ltd.	44,774	1,008,636
Computershare Ltd.	212,852	3,752,597
IGO Ltd.	250,127	2,274,247
Iluka Resources Ltd.	155,205	1,215,705
Incitec Pivot Ltd.	711,446	1,918,785
Lynas Rare Earths Ltd. (a)	334,909	2,101,610
Macquarie Group Ltd.	105,889	15,244,107
National Australia Bank Ltd.	1,200,825	27,413,269
Origin Energy Ltd.	375,565	1,796,384
OZ Minerals Ltd.	96,584	1,676,500
Pilbara Minerals Ltd. (a)	961,147	1,864,333
Santos Ltd.	624,823	3,491,555
SEEK Ltd.	129,488	2,537,368
Sonic Healthcare Ltd.	175,472	4,531,781
South32 Ltd.	1,725,720	5,747,230
Steadfast Group Ltd.	352,782	1,277,207

TOTAL AUSTRALIA		79,661,357

Austria - 0.9%
BAWAG Group AG (b)	25,462	1,209,034
Erste Group Bank AG	124,241	3,868,339
OMV AG	52,680	2,692,877
Verbund AG	24,949	2,666,781

TOTAL AUSTRIA		10,437,031

Bailiwick of Jersey - 3.7%
Ferguson PLC	85,072	10,672,213
Glencore Xstrata PLC	4,060,039	25,016,607
Man Group PLC	546,746	1,593,506
WPP PLC	450,797	5,619,125

TOTAL BAILIWICK OF JERSEY		42,901,451

Belgium - 0.1%
Sofina SA	5,763	1,766,112
Bermuda - 0.1%
Orient Overseas International Ltd.	64,000	1,766,022
Cayman Islands - 0.2%
ENN Energy Holdings Ltd.	204,400	2,737,954
Denmark - 5.7%
A.P. Moller - Maersk A/S Series B	3,274	9,475,700
DSV A/S	74,030	12,137,347
Novo Nordisk A/S Series B	349,508	39,922,993
Pandora A/S	33,207	2,915,789
Ringkjoebing Landbobank A/S	10,645	1,305,378

TOTAL DENMARK		65,757,207

Finland - 1.5%
Fortum Corp.	105,586	1,755,458
Kesko Oyj	99,924	2,515,733
Nordea Bank ABP	1,283,851	12,800,103

TOTAL FINLAND		17,071,294

France - 14.8%
Air Liquide SA	112,516	19,466,211
Bollore SA	334,092	1,559,016
Bureau Veritas SA	105,929	3,042,991
Compagnie de St. Gobain	190,023	11,085,599
EssilorLuxottica SA	73,493	12,512,023
Hermes International SCA	12,747	15,717,783
L'Oreal SA	77,475	28,186,177
LVMH Moet Hennessy Louis Vuitton SE	43,673	28,262,341
Pernod Ricard SA	73,781	15,227,234
Publicis Groupe SA	85,672	5,143,465
Remy Cointreau SA	8,499	1,684,789
Sartorius Stedim Biotech	8,769	2,869,471
Societe Generale Series A	288,947	6,944,566
Teleperformance	21,492	7,713,716
TotalEnergies SE	241,938	11,879,875

TOTAL FRANCE		171,295,257

Germany - 3.6%
Aurubis AG	12,515	1,422,197
Commerzbank AG (a)	268,592	1,753,456
Deutsche Bank AG	756,215	7,561,646
Infineon Technologies AG	87,513	2,483,901
K+S AG	71,036	2,385,957
LEG Immobilien AG	23,149	2,373,480
Mercedes-Benz Group AG (Germany)	275,018	19,196,589
Merck KGaA	22,822	4,234,106

TOTAL GERMANY		41,411,332

Hong Kong - 0.7%
Techtronic Industries Co. Ltd.	631,000	8,422,655
Ireland - 1.0%
Bank of Ireland Group PLC	339,370	2,056,822
James Hardie Industries PLC CDI	162,865	4,695,116
Kingspan Group PLC (Ireland)	56,387	5,248,900

TOTAL IRELAND		12,000,838

Israel - 1.5%
Bank Hapoalim BM (Reg.)	435,177	4,063,737
Bank Leumi le-Israel BM	539,192	5,700,353
Bezeq The Israel Telecommunication Corp. Ltd.	750,517	1,198,265
Icl Group Ltd.	257,949	2,849,104
Israel Discount Bank Ltd. (Class A)	425,858	2,538,058
Nova Ltd. (a)	9,398	908,558

TOTAL ISRAEL		17,258,075

Italy - 2.0%
Banco BPM SpA (c)	554,086	1,745,757
Eni SpA	924,835	12,928,075
FinecoBank SpA	155,771	2,165,429
Interpump Group SpA	30,303	1,225,143
UniCredit SpA	573,143	5,304,484

TOTAL ITALY		23,368,888

Japan - 21.9%
Ajinomoto Co., Inc.	200,900	5,219,694
Asics Corp.	69,500	1,096,485
BayCurrent Consulting, Inc.	5,100	1,672,124
Bridgestone Corp.	222,000	8,137,121
Chugai Pharmaceutical Co. Ltd.	175,900	5,270,873
Dai-ichi Mutual Life Insurance Co.	150,800	3,019,622
Dentsu Group, Inc.	84,100	3,031,104
Ebara Corp.	30,700	1,409,971
Hitachi Ltd.	313,300	14,858,712
Hoya Corp.	128,800	12,782,387
Ibiden Co. Ltd.	49,000	1,831,222
INPEX Corp.	380,800	4,530,825
Isetan Mitsukoshi Holdings Ltd.	145,500	1,079,840
Itochu Corp.	446,600	13,478,826
Kawasaki Kisen Kaisha Ltd.	28,900	1,510,952
Keyence Corp.	14,000	5,628,059
Kikkoman Corp.	71,000	3,990,282
Lasertec Corp.	22,600	3,019,392
Marubeni Corp.	637,000	6,953,251
Mitsubishi Corp.	551,400	18,513,543
Mitsui & Co. Ltd.	609,500	14,759,534
Mitsui OSK Lines Ltd.	134,300	3,144,115
Nikon Corp.	127,300	1,430,448
Nippon Yusen KK	63,100	4,552,286
Nomura Research Institute Ltd.	138,200	3,907,802
Olympus Corp.	184,300	3,243,888
Open House Group Co. Ltd.	27,200	1,052,495
ORIX Corp.	443,700	8,092,632
Renesas Electronics Corp. (a)	511,100	5,457,510
SBI Holdings, Inc. Japan	89,700	2,006,331
Screen Holdings Co. Ltd.	17,100	1,397,571
Sega Sammy Holdings, Inc.	64,400	1,141,144
SHIMANO, Inc.	30,900	5,475,000
Shin-Etsu Chemical Co. Ltd.	114,600	15,749,994
Shinko Electric Industries Co. Ltd.	24,800	1,069,007
Shionogi & Co. Ltd.	103,800	5,773,971
Sony Group Corp.	311,000	26,839,637
Sumitomo Corp.	262,500	4,153,706
Tokyo Electron Ltd.	57,600	24,304,130
Toyota Tsusho Corp.	86,800	3,118,485

TOTAL JAPAN		253,703,971

Luxembourg - 1.3%
ArcelorMittal SA (Netherlands)	226,239	6,596,610
B&M European Value Retail SA	311,302	1,907,375
Eurofins Scientific SA	47,066	4,374,211
Tenaris SA	168,444	2,574,192

TOTAL LUXEMBOURG		15,452,388

Netherlands - 5.6%
ASM International NV (Netherlands)	14,069	4,227,624
ASML Holding NV (Netherlands)	51,583	29,275,339
BE Semiconductor Industries NV	26,723	1,628,998
EXOR NV	41,446	2,876,138
IMCD NV	20,851	3,319,949
OCI NV (a)	34,002	1,288,421
Stellantis NV (Italy) (c)	228,753	3,071,159
STMicroelectronics NV (Italy)	240,401	8,888,112
Wolters Kluwer NV	96,050	9,699,398
Wolters Kluwer NV rights (a)(d)	96,050	104,368

TOTAL NETHERLANDS		64,379,506

Norway - 1.6%
Equinor ASA	398,982	13,485,426
Gjensidige Forsikring ASA	62,466	1,335,486
Norsk Hydro ASA	446,151	3,746,564

TOTAL NORWAY		18,567,476

Portugal - 0.2%
Jeronimo Martins SGPS SA	101,442	2,111,681
Singapore - 1.4%
DBS Group Holdings Ltd.	658,800	15,982,905
Spain - 0.2%
Naturgy Energy Group SA	64,407	1,937,512
Sweden - 4.2%
AddTech AB (B Shares)	95,042	1,676,578
Boliden AB	93,825	4,068,362
Castellum AB	84,737	1,678,076
Epiroc AB (A Shares)	350,359	7,102,850
EQT AB	101,048	2,859,842
Fastighets AB Balder (a)	36,555	1,811,932
Getinge AB (B Shares)	79,975	2,313,500
Investor AB (B Shares) (c)	888,612	17,099,475
Nibe Industrier AB (B Shares)	370,566	3,633,179
Sagax AB	65,644	1,676,840
Samhallsbyggnadsbolaget I Norden AB (B Shares) (c)	438,143	1,376,281
SSAB AB (A Shares)	278,957	1,771,689
Thule Group AB (b)	34,818	1,207,737

TOTAL SWEDEN		48,276,341

Switzerland - 5.8%
Kuehne & Nagel International AG	18,557	5,191,252
Lindt & Spruengli AG	77	9,128,969
Lonza Group AG	27,142	16,003,854
Nestle SA (Reg. S)	16,418	2,119,467
Sika AG	51,915	15,857,866
Sonova Holding AG	19,415	7,001,556
Straumann Holding AG	25,950	3,059,288
Swiss Life Holding AG	9,128	5,337,283
VAT Group AG (b)	9,568	2,959,493

TOTAL SWITZERLAND		66,659,028

United Kingdom - 14.5%
3i Group PLC	356,092	5,827,532
Admiral Group PLC	84,350	2,655,108
Ashtead Group PLC	164,396	8,500,465
Auto Trader Group PLC (b)	322,683	2,546,667
Big Yellow Group PLC	63,420	1,146,124
BT Group PLC	966,257	2,142,759
Bunzl PLC	102,874	3,968,943
Centrica PLC (a)	2,154,190	2,134,350
Dechra Pharmaceuticals PLC	39,621	1,795,440
Diageo PLC	674,554	33,652,716
Drax Group PLC	152,480	1,540,918
Future PLC	41,522	1,137,213
GlaxoSmithKline PLC	378,925	8,541,946
Halma PLC	126,071	3,869,818
Howden Joinery Group PLC	220,517	2,087,749
IG Group Holdings PLC	136,779	1,397,891
IMI PLC	100,792	1,696,806
Inchcape PLC	141,283	1,264,153
Investec PLC	254,550	1,499,272
ITV PLC	1,326,701	1,225,146
J Sainsbury PLC	639,623	1,866,264
JD Sports Fashion PLC	905,352	1,491,726
Lloyds Banking Group PLC	25,970,444	14,750,270
Londonmetric Properity PLC	333,845	1,128,353
Marks & Spencer Group PLC (a)	717,061	1,224,110
NatWest Group PLC	1,909,943	5,123,971
Rightmove PLC	320,331	2,462,416
Safestore Holdings PLC	77,315	1,216,302
Segro PLC	439,953	7,365,737
Severn Trent PLC	81,448	3,201,032
Shell PLC (London)	786,400	21,111,612
Spirax-Sarco Engineering PLC	26,979	4,071,011
St. James's Place PLC	197,674	3,176,540
Tesco PLC	2,833,035	9,624,727
Tritax Big Box REIT PLC	641,343	1,957,809

TOTAL UNITED KINGDOM		168,402,896

TOTAL COMMON STOCKS
(Cost $1,228,382,306)		1,151,329,177
	Principal Amount	Value

Government Obligations - 0.0%
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $396,357)(e)	400,000	395,147
	Shares	Value

Money Market Funds - 1.5%
Fidelity Cash Central Fund 0.32% (f)	434,321	434,408
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	16,913,309	16,915,000
TOTAL MONEY MARKET FUNDS
(Cost $17,349,408)		17,349,408
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,246,128,071)		1,169,073,732
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(10,562,216)
NET ASSETS - 100%		$1,158,511,516

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	72	June 2022	$7,187,760	$(321,566)	$(321,566)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,922,931 or 0.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $395,147.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$8,855,470	$417,025,955	$425,447,017	$4,357	$--	$--	$434,408	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	31,107,266	14,192,266	27,804	--	--	16,915,000	0.0%
Total	$8,855,470	$448,133,221	$439,639,283	$32,161	$--	$--	$17,349,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$28,602,544	$1,198,265	$27,404,279	$--
Consumer Discretionary	133,798,845	--	133,798,845	--
Consumer Staples	116,551,843	--	116,551,843	--
Energy	72,694,437	--	72,694,437	--
Financials	199,351,661	12,302,148	187,049,513	--
Health Care	121,719,265	--	121,719,265	--
Industrials	212,927,832	--	212,927,832	--
Information Technology	102,658,276	908,558	101,749,718	--
Materials	123,523,151	2,849,104	120,674,047	--
Real Estate	21,730,934	--	21,730,934	--
Utilities	17,770,389	--	17,770,389	--
Government Obligations	395,147	--	395,147	--
Money Market Funds	17,349,408	17,349,408	--	--
Total Investments in Securities:	$1,169,073,732	$34,607,483	$1,134,466,249	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(321,566)	$(321,566)	$--	$--
Total Liabilities	$(321,566)	$(321,566)	$--	$--
Total Derivative Instruments:	$(321,566)	$(321,566)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(321,566)
Total Equity Risk	0	(321,566)
Total Value of Derivatives	$0	$(321,566)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $14,262,699) — See accompanying schedule: Unaffiliated issuers (cost $1,228,778,663)	$1,151,724,324
Fidelity Central Funds (cost $17,349,408)	17,349,408
Total Investment in Securities (cost $1,246,128,071)		$1,169,073,732
Segregated cash with brokers for derivative instruments		3,700
Foreign currency held at value (cost $1,352,161)		1,347,978
Receivable for fund shares sold		156,672
Dividends receivable		4,579,597
Reclaims receivable		1,097,595
Distributions receivable from Fidelity Central Funds		12,281
Prepaid expenses		167
Other receivables		36
Total assets		1,176,271,758
Liabilities
Payable for investments purchased on a delayed delivery basis	$104,368
Payable for fund shares redeemed	380,819
Accrued management fee	153,105
Payable for daily variation margin on futures contracts	97,530
Other payables and accrued expenses	109,420
Collateral on securities loaned	16,915,000
Total liabilities		17,760,242
Net Assets		$1,158,511,516
Net Assets consist of:
Paid in capital		$1,299,154,775
Total accumulated earnings (loss)		(140,643,259)
Net Assets		$1,158,511,516
Net Asset Value, offering price and redemption price per share ($1,158,511,516 ÷ 97,784,704 shares)		$11.85

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$15,554,203
Non-Cash dividends		5,199,571
Income from Fidelity Central Funds (including $27,804 from security lending)		32,161
Income before foreign taxes withheld		20,785,935
Less foreign taxes withheld		(1,522,193)
Total income		19,263,742
Expenses
Management fee	$1,014,170
Custodian fees and expenses	112,458
Independent trustees' fees and expenses	1,937
Registration fees	54,076
Audit	22,687
Legal	1,097
Interest	1,776
Miscellaneous	1,567
Total expenses		1,209,768
Net investment income (loss)		18,053,974
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(62,662,026)
Foreign currency transactions	(834,079)
Futures contracts	(880,265)
Total net realized gain (loss)		(64,376,370)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(202,062,466)
Assets and liabilities in foreign currencies	(253,695)
Futures contracts	(487,788)
Total change in net unrealized appreciation (depreciation)		(202,803,949)
Net gain (loss)		(267,180,319)
Net increase (decrease) in net assets resulting from operations		$(249,126,345)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$18,053,974	$12,228,902
Net realized gain (loss)	(64,376,370)	10,707,226
Change in net unrealized appreciation (depreciation)	(202,803,949)	105,045,569
Net increase (decrease) in net assets resulting from operations	(249,126,345)	127,981,697
Distributions to shareholders	(37,303,193)	(4,606,186)
Share transactions
Proceeds from sales of shares	582,564,428	654,139,459
Reinvestment of distributions	37,266,455	4,604,063
Cost of shares redeemed	(210,462,434)	(119,284,291)
Net increase (decrease) in net assets resulting from share transactions	409,368,449	539,459,231
Total increase (decrease) in net assets	122,938,911	662,834,742
Net Assets
Beginning of period	1,035,572,605	372,737,863
End of period	$1,158,511,516	$1,035,572,605
Other Information
Shares
Sold	40,058,802	47,007,361
Issued in reinvestment of distributions	2,617,027	366,566
Redeemed	(16,254,377)	(8,899,729)
Net increase (decrease)	26,421,452	38,474,198

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Momentum Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.51	$11.33	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.18D	.28	.08
Net realized and unrealized gain (loss)	(2.48)	3.05	1.25
Total from investment operations	(2.30)	3.33	1.33
Distributions from net investment income	(.26)	(.09)	–
Distributions from net realized gain	(.11)	(.05)	–
Total distributions	(.36)E	(.15)E	–
Net asset value, end of period	$11.85	$14.51	$11.33
Total ReturnF,G	(16.24)%	29.56%	13.30%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.18%J	.19%	.24%J
Expenses net of fee waivers, if any	.18%J	.19%	.20%J
Expenses net of all reductions	.18%J	.19%	.20%J
Net investment income (loss)	2.67%D,J	2.03%	1.55%J
Supplemental Data
Net assets, end of period (000 omitted)	$1,158,512	$1,035,573	$372,738
Portfolio turnover rateK	88%J	73%	29%L

 A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Net investment income per share reflects one or more large, non-recurring dividend(s) which amounted to $.05 per share. Such dividends are not annualized in the ratio of net investment income (loss) to average net assets. Excluding such non-recurring dividend(s) the ratio of net investment income (loss) to average net assets would have been 1.90%.

 E Total distributions per share do not sum due to rounding.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International Momentum Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations in "Non-cash dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign taxes withheld. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$75,802,986
Gross unrealized depreciation	(155,325,924)
Net unrealized appreciation (depreciation)	$(79,522,938)
Tax cost	$1,248,275,104

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Momentum Index Fund	957,654,790	569,938,545

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Momentum Index Fund	Borrower	$15,078,000.39%		$1,776

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Momentum Index Fund	$1,036

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Momentum Index Fund	$3,009	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

	Strategic Advisers Fidelity International Fund	Strategic Advisers International Fund
Fidelity SAI International Momentum Index Fund	24%	36%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Momentum Index Fund	61%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International Momentum Index Fund	.18%
Actual		$1,000.00	$837.60	$.82
Hypothetical-C		$1,000.00	$1,023.90	$.90

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IMI-SANN-0622
1.9900588.101

Fidelity® SAI International Quality Index Fund

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (SAI) - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with SAI.

Semi-Annual Report

April 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by Fidelity Product Services LLC (FPS), and FPS bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the relationship between FPS and any related funds.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Geographic Diversification (% of fund's net assets)

As of April 30, 2022
Japan	17.5%
Switzerland	16.9%
United Kingdom	15.7%
Australia	9.1%
France	7.7%
Netherlands	7.1%
Germany	7.1%
Denmark	5.9%
Sweden	3.8%
Other*	9.2%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Top Ten Stocks as of April 30, 2022

% of fund's net assets
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	3.8
Novartis AG (Switzerland, Pharmaceuticals)	3.5
Novo Nordisk A/S Series B (Denmark, Pharmaceuticals)	3.5
ASML Holding NV (Netherlands) (Netherlands, Semiconductors & Semiconductor Equipment)	3.3
LVMH Moet Hennessy Louis Vuitton SE (France, Textiles, Apparel & Luxury Goods)	3.1
GlaxoSmithKline PLC (United Kingdom, Pharmaceuticals)	3.0
BHP Group Ltd. (Australia, Metals & Mining)	3.0
Diageo PLC (United Kingdom, Beverages)	2.9
Allianz SE (Germany, Insurance)	2.8
CSL Ltd. (Australia, Biotechnology)	2.7
31.6

Market Sectors as of April 30, 2022

% of fund's net assets
Health Care	23.1
Information Technology	14.9
Financials	12.6
Industrials	12.2
Consumer Staples	10.9
Materials	8.5
Communication Services	6.9
Consumer Discretionary	7.1
Real Estate	1.8
Utilities	1.0

Asset Allocation as of April 30, 2022

% of fund's net assets
Stocks and Equity Futures	100.0

Schedule of Investments April 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Australia - 9.1%
ALS Ltd.	76,509	$692,797
Altium Ltd.	19,390	436,804
ASX Ltd.	30,690	1,855,507
BHP Group Ltd.	448,057	14,972,018
carsales.com Ltd.	44,417	655,732
CSL Ltd.	71,087	13,566,972
Fortescue Metals Group Ltd.	268,370	4,055,896
Medibank Private Ltd.	436,608	981,121
Newcrest Mining Ltd.	129,630	2,434,368
Rio Tinto Ltd.	58,828	4,653,524
SEEK Ltd.	56,129	1,099,870
Telstra Corp. Ltd.	198,030	562,138

TOTAL AUSTRALIA		45,966,747

Austria - 0.2%
Verbund AG	10,791	1,153,443
Bailiwick of Jersey - 2.0%
Experian PLC	153,656	5,306,411
Ferguson PLC	36,794	4,615,777

TOTAL BAILIWICK OF JERSEY		9,922,188

Belgium - 0.7%
Proximus (a)	24,636	430,596
Sofina SA	2,496	764,917
UCB SA	20,036	2,277,546

TOTAL BELGIUM		3,473,059

Cayman Islands - 0.1%
Chow Tai Fook Jewellery Group Ltd.	348,800	584,841
Denmark - 5.9%
Coloplast A/S Series B	18,833	2,537,345
Demant A/S (b)	15,872	697,472
Genmab A/S (b)	10,411	3,660,941
Novo Nordisk A/S Series B	153,351	17,516,716
Novozymes A/S Series B	33,283	2,320,143
Pandora A/S	15,852	1,391,908
Ringkjoebing Landbobank A/S	4,610	565,316
Royal Unibrew A/S	6,577	566,879
SimCorp A/S	6,425	449,792

TOTAL DENMARK		29,706,512

Finland - 1.2%
Elisa Corp. (A Shares)	23,871	1,399,351
Kojamo OYJ	23,904	475,527
Kone OYJ (B Shares)	63,917	3,072,982
Orion Oyj (B Shares)	16,834	660,272
Valmet Corp.	21,134	565,985

TOTAL FINLAND		6,174,117

France - 7.7%
bioMerieux SA	7,505	714,490
Edenred SA	39,561	1,986,839
Hermes International SCA	5,521	6,807,710
L'Oreal SA	35,286	12,837,398
La Francaise des Jeux SAEM (c)	19,679	734,833
LVMH Moet Hennessy Louis Vuitton SE	23,908	15,471,711
Remy Cointreau SA	3,684	730,293

TOTAL FRANCE		39,283,274

Germany - 7.1%
Allianz SE	61,652	13,910,795
Beiersdorf AG	15,578	1,564,662
Deutsche Borse AG	30,110	5,241,987
LEG Immobilien AG	11,544	1,183,613
Nemetschek Se	8,787	697,287
SAP SE	130,664	13,242,275

TOTAL GERMANY		35,840,619

Hong Kong - 1.9%
Hong Kong Exchanges and Clearing Ltd.	188,900	8,012,945
Power Assets Holdings Ltd.	216,500	1,456,779

TOTAL HONG KONG		9,469,724

Israel - 0.4%
NICE Ltd. (b)	10,004	2,059,224
Italy - 0.7%
DiaSorin SpA	3,105	406,730
FinecoBank SpA	96,646	1,343,511
Italgas SpA	76,941	498,168
Recordati SpA	15,899	766,147
Reply SpA	3,560	524,093

TOTAL ITALY		3,538,649

Japan - 17.5%
Astellas Pharma, Inc.	63,600	968,356
BayCurrent Consulting, Inc.	2,200	721,308
Capcom Co. Ltd.	25,800	680,788
Chugai Pharmaceutical Co. Ltd.	101,100	3,029,478
CyberAgent, Inc.	64,900	685,660
Daito Trust Construction Co. Ltd.	10,900	1,049,800
Disco Corp.	4,700	1,150,327
Hamamatsu Photonics K.K.	23,300	1,042,516
Hirose Electric Co. Ltd.	5,300	672,432
Hoya Corp.	58,600	5,815,589
Japan Exchange Group, Inc.	85,000	1,265,685
Japan Tobacco, Inc.	174,300	2,965,156
Kakaku.com, Inc.	20,500	429,307
KDDI Corp.	262,900	8,705,855
Keyence Corp.	28,500	11,457,121
Kobayashi Pharmaceutical Co. Ltd.	9,200	627,391
Lion Corp.	47,400	488,383
M3, Inc.	67,800	2,165,122
Nexon Co. Ltd.	74,000	1,685,062
Nihon M&A Center Holdings, Inc.	47,500	584,906
Nintendo Co. Ltd.	18,500	8,443,228
Nippon Shinyaku Co. Ltd.	9,700	656,048
Nippon Telegraph & Telephone Corp.	189,400	5,581,497
Nissan Chemical Corp.	22,700	1,199,074
NOF Corp.	13,100	491,702
OBIC Co. Ltd.	10,600	1,566,037
Otsuka Holdings Co. Ltd.	88,400	2,970,456
Shimadzu Corp.	43,700	1,428,647
SHIMANO, Inc.	13,400	2,374,272
Shionogi & Co. Ltd.	44,900	2,497,604
SMC Corp.	9,800	4,745,360
Sompo Holdings, Inc.	56,200	2,287,902
Square Enix Holdings Co. Ltd.	14,200	566,946
T&D Holdings, Inc.	93,300	1,198,946
TechnoPro Holdings, Inc.	17,200	438,051
Trend Micro, Inc.	22,300	1,243,379
Unicharm Corp.	70,900	2,466,753
USS Co. Ltd.	35,100	584,347
Yakult Honsha Co. Ltd.	25,500	1,320,406
ZOZO, Inc.	17,800	372,687

TOTAL JAPAN		88,623,584

Netherlands - 7.1%
Adyen BV (b)(c)	4,836	8,111,390
Arcadis NV	11,755	490,462
ASML Holding NV (Netherlands)	29,717	16,865,542
BE Semiconductor Industries NV	11,580	705,901
Euronext NV (c)	15,616	1,251,187
Ferrari NV (Italy)	20,283	4,270,682
Wolters Kluwer NV	41,605	4,201,390
Wolters Kluwer NV rights (b)(d)	41,605	45,208

TOTAL NETHERLANDS		35,941,762

New Zealand - 0.2%
Fisher & Paykel Healthcare Corp.	91,468	1,256,965
Norway - 0.2%
Entra ASA (c)	28,872	476,033
Gjensidige Forsikring ASA	30,111	643,756

TOTAL NORWAY		1,119,789

Singapore - 0.2%
Singapore Exchange Ltd.	130,600	918,947
Spain - 0.4%
Enagas SA	39,442	852,842
Red Electrica Corporacion SA	68,605	1,381,311

TOTAL SPAIN		2,234,153

Sweden - 3.8%
Atlas Copco AB (A Shares)	157,029	7,119,204
Epiroc AB (A Shares)	152,023	3,081,972
Hexagon AB (B Shares)	329,027	4,245,413
Kinnevik AB (B Shares) (b)	39,817	779,317
Lifco AB	33,589	704,551
Sagax AB	28,584	730,162
Swedish Match Co. AB	250,395	1,994,341
Thule Group AB (c)	15,082	523,151

TOTAL SWEDEN		19,178,111

Switzerland - 16.9%
Belimo Holding AG (Reg.)	1,560	770,985
Bucher Industries AG	1,056	380,725
Ems-Chemie Holding AG	1,075	959,034
Geberit AG (Reg.)	5,686	3,242,577
Kuehne & Nagel International AG	8,038	2,248,601
Logitech International SA (Reg.)	27,434	1,785,367
Nestle SA (Reg. S)	94,809	12,239,281
Novartis AG	199,161	17,599,721
Partners Group Holding AG	3,597	3,811,012
Roche Holding AG (participation certificate)	51,656	19,154,772
Schindler Holding AG (participation certificate)	9,534	1,831,726
SGS SA (Reg.)	962	2,471,879
Sonova Holding AG	8,411	3,033,226
Swisscom AG (a)	4,023	2,378,803
Tecan Group AG	2,008	603,440
Temenos Group AG	10,653	1,075,375
VAT Group AG (c)	4,279	1,323,544
Zurich Insurance Group Ltd.	23,844	10,855,456

TOTAL SWITZERLAND		85,765,524

United Kingdom - 15.7%
Admiral Group PLC	42,835	1,348,329
Ashtead Group PLC	71,205	3,681,815
Auto Trader Group PLC (c)	153,634	1,212,504
Big Yellow Group PLC	27,429	495,696
Computacenter PLC	13,975	469,555
Diageo PLC	293,329	14,633,843
Direct Line Insurance Group PLC	213,190	676,639
Games Workshop Group PLC	5,197	480,296
GlaxoSmithKline PLC	676,426	15,248,385
Halma PLC	60,169	1,846,920
Hargreaves Lansdown PLC	56,378	645,435
IG Group Holdings PLC	68,412	699,175
IMI PLC	43,686	735,442
Imperial Brands PLC	150,461	3,131,925
Intermediate Capital Group PLC	46,614	892,028
M&G PLC	412,057	1,093,989
Persimmon PLC	50,577	1,317,241
RELX PLC (London Stock Exchange)	314,180	9,359,573
Rightmove PLC	138,848	1,067,338
Rio Tinto PLC	162,713	11,496,677
Rotork PLC	138,561	505,544
Safestore Holdings PLC	33,428	525,882
Sage Group PLC	177,652	1,630,240
Schroders PLC	19,346	682,918
Segro PLC	190,572	3,190,575
St. James's Place PLC	85,622	1,375,910
Tritax Big Box REIT PLC	296,147	904,039
Wise PLC (b)	64,650	316,815

TOTAL UNITED KINGDOM		79,664,728

TOTAL COMMON STOCKS
(Cost $495,876,049)		501,875,960
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.23% 1/26/23 (Cost $297,267)(e)	300,000	296,360
	Shares	Value

Money Market Funds - 0.7%
Fidelity Cash Central Fund 0.32% (f)	737,950	738,098
Fidelity Securities Lending Cash Central Fund 0.32% (f)(g)	2,868,838	2,869,125
TOTAL MONEY MARKET FUNDS
(Cost $3,607,223)		3,607,223
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $499,780,539)		505,779,543
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,198,893
NET ASSETS - 100%		$506,978,436

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	52	June 2022	$5,191,160	$(212,166)	$(212,166)

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,632,642 or 2.7% of net assets.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $296,360.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.32%	$6,762,264	$46,765,609	$52,789,775	$1,506	$--	$--	$738,098	0.0%
Fidelity Securities Lending Cash Central Fund 0.32%	--	22,430,670	19,561,545	9,894	--	--	2,869,125	0.0%
Total	$6,762,264	$69,196,279	$72,351,320	$11,400	$--	$--	$3,607,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of April 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$35,584,675	$--	$35,584,675	$--
Consumer Discretionary	34,913,679	--	34,913,679	--
Consumer Staples	55,566,711	--	55,566,711	--
Financials	63,102,730	--	63,102,730	--
Health Care	117,803,793	--	117,803,793	--
Industrials	62,938,775	--	62,938,775	--
Information Technology	75,009,291	2,059,224	72,950,067	--
Materials	42,582,436	--	42,582,436	--
Real Estate	9,031,327	--	9,031,327	--
Utilities	5,342,543	--	5,342,543	--
Government Obligations	296,360	--	296,360	--
Money Market Funds	3,607,223	3,607,223	--	--
Total Investments in Securities:	$505,779,543	$5,666,447	$500,113,096	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(212,166)	$(212,166)	$--	$--
Total Liabilities	$(212,166)	$(212,166)	$--	$--
Total Derivative Instruments:	$(212,166)	$(212,166)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$0	$(212,166)
Total Equity Risk	0	(212,166)
Total Value of Derivatives	$0	$(212,166)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		April 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,737,832) — See accompanying schedule: Unaffiliated issuers (cost $496,173,316)	$502,172,320
Fidelity Central Funds (cost $3,607,223)	3,607,223
Total Investment in Securities (cost $499,780,539)		$505,779,543
Foreign currency held at value (cost $2,184,988)		2,119,358
Receivable for fund shares sold		129,382
Dividends receivable		1,204,358
Reclaims receivable		1,150,785
Interest receivable		509
Distributions receivable from Fidelity Central Funds		1,065
Prepaid expenses		144
Total assets		510,385,144
Liabilities
Payable for investments purchased on a delayed delivery basis	$45,208
Payable for fund shares redeemed	304,419
Accrued management fee	66,896
Payable for daily variation margin on futures contracts	70,730
Other payables and accrued expenses	50,330
Collateral on securities loaned	2,869,125
Total liabilities		3,406,708
Net Assets		$506,978,436
Net Assets consist of:
Paid in capital		$493,793,487
Total accumulated earnings (loss)		13,184,949
Net Assets		$506,978,436
Net Asset Value, offering price and redemption price per share ($506,978,436 ÷ 44,513,432 shares)		$11.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended April 30, 2022 (Unaudited)
Investment Income
Dividends		$8,565,457
Foreign tax reclaims		695,580
Income from Fidelity Central Funds (including $9,894 from security lending)		11,400
Income before foreign taxes withheld		9,272,437
Less foreign taxes withheld		(1,365,024)
Total income		7,907,413
Expenses
Management fee	$415,231
Custodian fees and expenses	42,905
Independent trustees' fees and expenses	844
Registration fees	26,339
Audit	22,592
Legal	463
Interest	65
Miscellaneous	923
Total expenses		509,362
Net investment income (loss)		7,398,051
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	2,798,025
Foreign currency transactions	(172,220)
Futures contracts	(258,100)
Total net realized gain (loss)		2,367,705
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(81,451,235)
Assets and liabilities in foreign currencies	(174,974)
Futures contracts	(356,675)
Total change in net unrealized appreciation (depreciation)		(81,982,884)
Net gain (loss)		(79,615,179)
Net increase (decrease) in net assets resulting from operations		$(72,217,128)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended April 30, 2022 (Unaudited)	Year ended October 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,398,051	$8,838,979
Net realized gain (loss)	2,367,705	56,989,236
Change in net unrealized appreciation (depreciation)	(81,982,884)	67,282,760
Net increase (decrease) in net assets resulting from operations	(72,217,128)	133,110,975
Distributions to shareholders	(57,966,562)	(4,741,796)
Share transactions
Proceeds from sales of shares	46,335,847	211,498,578
Reinvestment of distributions	57,912,763	4,739,668
Cost of shares redeemed	(55,287,672)	(229,953,190)
Net increase (decrease) in net assets resulting from share transactions	48,960,938	(13,714,944)
Total increase (decrease) in net assets	(81,222,752)	114,654,235
Net Assets
Beginning of period	588,201,188	473,546,953
End of period	$506,978,436	$588,201,188
Other Information
Shares
Sold	3,761,611	14,999,451
Issued in reinvestment of distributions	4,434,362	379,477
Redeemed	(4,232,245)	(17,607,218)
Net increase (decrease)	3,963,728	(2,228,290)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI International Quality Index Fund

	Six months ended (Unaudited) April 30,	Years endedOctober 31,
	2022	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$14.51	$11.07	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.17	.24	.08
Net realized and unrealized gain (loss)	(1.82)	3.32	.99
Total from investment operations	(1.65)	3.56	1.07
Distributions from net investment income	(.24)	(.10)	–
Distributions from net realized gain	(1.24)	(.02)	–
Total distributions	(1.47)D	(.12)	–
Net asset value, end of period	$11.39	$14.51	$11.07
Total ReturnE,F	(12.67)%	32.28%	10.70%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.18%I	.19%	.23%I,J
Expenses net of fee waivers, if any	.18%I	.19%	.20%I
Expenses net of all reductions	.18%I	.19%	.20%I
Net investment income (loss)	2.67%I	1.78%	1.55%I
Supplemental Data
Net assets, end of period (000 omitted)	$506,978	$588,201	$473,547
Portfolio turnover rateK	53%I	78%	30%L

 A For the period May 12, 2020 (commencement of operations) through October 31, 2020.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total distributions per share do not sum due to rounding.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Audit fees are not annualized.

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended April 30, 2022

1. Organization.

Fidelity SAI International Quality Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of April 30, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in foreign tax reclaims. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in reclaims receivable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,402,496
Gross unrealized depreciation	(46,164,632)
Net unrealized appreciation (depreciation)	$3,237,864
Tax cost	$502,329,513

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI International Quality Index Fund	146,428,699	145,390,120

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .15% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity SAI International Quality Index Fund	Borrower	$3,687,000.32%		$65

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI International Quality Index Fund	$463

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity SAI International Quality Index Fund	$1,068	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity International Fund
Fidelity SAI International Quality Index Fund	21%

Mutual funds managed by the investment adviser or its affiliates, in aggregate, were the owners of record of more than 20% of the total outstanding shares.

Fund	% of shares held
Fidelity SAI International Quality Index Fund	21%

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2021 to April 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expenses Paid During Period-B November 1, 2021 to April 30, 2022
Fidelity SAI International Quality Index Fund	.18%
Actual		$1,000.00	$873.30	$.84
Hypothetical-C		$1,000.00	$1,023.90	$.90

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

IQI-SANN-0622
1.9900586.101

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 21, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	June 21, 2022